As filed with the Securities and Exchange Commission on April 27, 2026
Registration Nos. 33‑54126
811‑07332

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre‑Effective Amendment No.	☐
Post-Effective Amendment No. 408	☒
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 412	☒

BLACKROCK FUNDS III
(Exact Name of Registrant as Specified in Charter)

400 Howard Street, San Francisco, California 94105
(Address of Principal Executive Offices)
Registrant’s Telephone Number: 1‑800‑441‑7450

John M. Perlowski
BlackRock Funds III
50 Hudson Yards
New York, NY 10001
United States of America
(Name and Address of Agent for Service)

With copies to:

Bryan Chegwidden, Esq. Jeremy C. Smith, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036	Janey Ahn, Esq. BlackRock Fund Advisors 50 Hudson Yards New York, NY 10001
It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)

☒	on April 30, 2026 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Shares of Beneficial Interest
Master Investment Portfolio has also executed this Registration Statement.

APRIL 30, 2026

Prospectus

BlackRock Funds III | Capital Shares

•	BlackRock Cash Funds: Treasury
Capital: BCYXX

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured • May Lose Value • No Bank Guarantee

Fund Overview	Key facts and details about the Fund listed in this prospectus, including investment objective, principal strategies, risk factors, fee and expense information, and historical performance information

	Investment Objective	3

	Fees and Expenses of the Fund	3

	Principal Investment Strategies of the Fund	3

	Principal Risks of Investing in the Fund	4

	Performance Information	5

	Investment Adviser	6

	Purchase and Sale of Fund Shares	6

	Tax Information	7

	Payments to Broker/Dealers and Other Financial Intermediaries	7

Details About the Fund	Information about how the Fund invests, including investment objective, investment processes, principal strategies and risk factors How The Fund Invests	8

	Investment Risks	9

Account Information	Information about account services, shareholder transactions, and distribution and other payments

	Shareholder Information	13

	Distribution and Shareholder Servicing Payments	15

	Calculating the Share Price	16

	Fund Distributions	16

	Short-Term Trading Policy	17

	Federal Taxes	17

	Master/Feeder Mutual Fund Structure	18

Management of the Fund	Information about BFA Investment Adviser	19

	Administrative Services	19

	Conflicts of Interest	20

Financial Highlights	Financial Performance of the Fund	21

General Information	Shareholder Documents	22

	Certain Fund Policies	22

	Statement of Additional Information	23

Glossary	Glossary of Investment Terms	24

For More Information	Fund and Service Providers	Inside Back Cover

Additional Information	Back Cover

Fund Overview

Key Facts About BlackRock Cash Funds: Treasury
Investment Objective

The investment objective for BlackRock Cash Funds: Treasury (the “Fund”), a series of BlackRock Funds III (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell Capital Shares of BlackRock Cash Funds: Treasury. You may pay other fees, such as brokerage commissions and other fees to your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock Fund Advisors (“BFA”) and its affiliates) (each, a “Financial Intermediary”), which are not reflected in the table and example below.

Annual Class Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)[1]	Capital Shares*
Management Fee[1],2	0.10%
Distribution and/or Service (12b‑1) Fees	None
Other Expenses	0.07%
Administration Fees	0.07%
Independent Expenses[3]	—
Total Annual Fund Operating Expenses	0.17%
Fee Waivers and/or Expense Reimbursements[2,3]	(0.03)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2,3]	0.14%

*	Fund currently active, but no assets in share class as of December 31, 2025.

[1]
The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and Treasury Money Market Master Portfolio (the “Treasury Master Portfolio”), a series of Master Investment Portfolio (“MIP”), in which the Fund invests. Management fees are paid by Treasury Master Portfolio.

[2]
BFA has contractually agreed to waive a portion of its management fee payable by the Treasury Master Portfolio through June 30, 2027. After giving effect to such contractual waiver, the management fee will be 0.07%. The contractual waiver may not be terminated prior to July 1, 2027 unless approved by a majority of the non-interested trustees of MIP (with 90 days’ notice) or by a vote of the majority of outstanding voting securities of MIP.

[3]
Independent Expenses consist of the Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund and Treasury Master Portfolio. BlackRock Advisors, LLC (“BAL”), the administrator to the Fund, and BFA, the investment adviser to Treasury Master Portfolio, have contractually agreed to reimburse, or provide offsetting credits to, the Fund and Treasury Master Portfolio, as applicable, for Independent Expenses through June 30, 2027. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to July 1, 2027 unless approved by a majority of the non-interested trustees of the Trust or MIP, as applicable, (with 90 days’ notice) or by a vote of the majority of outstanding voting securities of the Fund or MIP, as applicable.

Example:
This Example is intended to help you compare the cost of investing in Capital Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Capital Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Capital Shares’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Capital Shares	$14	$52	$93	$214
Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment objective by investing at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other direct obligations of the U.S. Treasury, and repurchase agreements secured by such obligations or cash. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. In addition, the Fund may invest in variable and floating rate instruments and transact in securities on a when-issued, delayed delivery or forward commitment basis.

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The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations of the U.S. Treasury, and repurchase agreements secured by such obligations. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.
U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. The principal and interest of all securities held by the Fund are payable in U.S. dollars.
The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission.
The Fund is a “feeder” fund that invests all of its investable assets in Treasury Master Portfolio of MIP, which has the same investment objective and strategies as the Fund. All investments are made at the Treasury Master Portfolio level. This structure is sometimes called a “master/feeder” structure. The Fund’s investment results will correspond directly to the investment results of Treasury Master Portfolio. For simplicity, the prospectus uses the name of the Fund or the term “Fund” (as applicable) to include Treasury Master Portfolio.
Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress. The following is a summary description of principal risks of investing in the Fund. The relative significance of each risk factor below may change over time and you should review each risk factor carefully.

∎
Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. Very low or negative interest rates may magnify interest rate risk. During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns or pay dividends to Fund shareholders. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from the Fund’s ability to achieve its investment objective.

∎
Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. In addition, notwithstanding that U.S. Treasury obligations are backed by the full faith and credit of the United States, circumstances could arise that could prevent the timely payment of interest or principal, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to the Fund and substantial negative consequences for the U.S. economy and the global financial system.

∎
Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

∎
Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will be unable or unwilling to make timely payments of interest and principal when due or otherwise honor their obligations. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

∎	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

∎
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the

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markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

∎
Operational and Technology Risks — The Fund is directly and indirectly susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or may impair the Fund’s operations. While the Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund. Operational and technology risks for the issuers in which the Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value.

∎
Risk of Investing in the United States — Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

∎
Stable Net Asset Value Risk — The Fund may not be able to maintain a stable net asset value (“NAV”) of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

∎
U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States. In addition, circumstances could arise that could prevent the timely payment of interest or principal on U.S. Government obligations, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to the Fund and substantial negative consequences for the U.S. economy and the global financial system.

∎
Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. Securities with floating or variable interest rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their coupon rates do not reset as high, or as quickly, as comparable market interest rates, and generally carry lower yields than fixed securities of the same maturity. These securities will not generally increase in value if interest rates decline. A decline in interest rates may result in a reduction in income received from variable and floating rate securities held by the Fund and may adversely affect the value of the Fund’s shares. Benchmark interest rates may not accurately track market interest rates. Although floating rate securities are less sensitive to interest rate risk than fixed-rate securities, they are subject to credit risk and default risk, which could impair their value.

∎
When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

There are currently no Capital Shares of BlackRock Cash Funds: Treasury outstanding as of the date of this prospectus. As a result, the chart, the table and the seven-day yield shown below give you a picture of the performance for SL Agency Shares of the Fund, which are not offered in this prospectus. The performance of the Fund’s Capital Shares would be substantially similar to SL Agency Shares because Capital Shares and SL Agency Shares are invested in the same portfolio of securities and performance would only differ to the extent that Capital Shares and SL Agency Shares have different expenses. The actual returns and seven-day yields of Capital Shares would have been lower than those of the SL Agency Shares because Capital Shares have higher expenses than the SL Agency Shares.
The bar chart and table in this section provide some indication of the risks of investing in BlackRock Cash Funds: Treasury by showing the changes in the Fund’s performance from year to year. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. How the Fund performed in the past is not necessarily an indication of how it will perform in the future. If BFA and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the

5

requirements of Rule 2a-7 under the 1940 Act. Updated information on the Fund’s performance can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at 1-888-204-3956.
BlackRock Cash Funds: Treasury
SL Agency Shares
ANNUAL TOTAL RETURNS
As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.35% (quarter ended December 31, 2023) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2021).

For the periods ended 12/31/25 Average Annual Total Returns	1 Year	5 Years	10 Years
BlackRock Cash Funds: Treasury — SL Agency Shares	4.27%	3.21%	2.15%

7-Day Yield As of December 31, 2025
BlackRock Cash Funds: Treasury — SL Agency Shares	3.72%
Current Yield: You may obtain the Fund’s current 7-day yield by calling 1-888-204-3956 (toll-free) or by visiting the Fund’s website at www.blackrock.com/cash.
Investment Adviser

Treasury Master Portfolio’s investment adviser is BlackRock Fund Advisors (previously defined as “BFA”).
Purchase and Sale of Fund Shares

The minimum initial investment for Capital Shares of the Fund is $25 million, although the Fund may reduce or waive the minimum in some cases. You may generally purchase or redeem shares of the Fund each day the bond markets and the Fedwire Funds Service are open. To purchase or sell shares you should contact your Financial Intermediary, or, if you hold your shares through the Fund, you should contact the Fund by phone at 1‑888‑204‑3956, or by mail to State Street Bank and Trust Company, Attn: Quincy Nunnally-Transfer Agency, P.O. Box 5493, Boston, Massachusetts 02206.
You may purchase or sell shares without paying a sales charge. Your order to purchase or sell shares must be received in proper form, as determined by State Street Bank and Trust Company, the Fund’s transfer agent, or a Financial Intermediary pursuant to an appropriate agreement, by 5:00 p.m. Eastern time on any day the Fund is open (a “Business Day”) (or, if the Fund closes early, by such closing time) to purchase or sell shares at that day’s net asset value. Orders received after 5:00 p.m. Eastern time on any Business Day (or, if the Fund closes early, at such closing time) will be cancelled.

6

Tax Information

The Fund’s dividends and distributions may be subject to U.S. federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax‑exempt investor or are investing through a qualified tax-exempt plan described in section 401(a) of the Internal Revenue Code of 1986, as amended, in which case you may be subject to U.S. federal income tax when distributions are received from such tax deferred arrangements.
Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a Financial Intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment.
Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

7

Details About the Fund

Included in this prospectus are sections that tell you about buying and selling shares, management information, and shareholder features of BlackRock Cash Funds: Treasury, a government money market fund under Rule 2a‑7 under the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Fund”) and your rights as a shareholder. The Fund is a series of BlackRock Funds III (the “Trust”).
How The Fund Invests

The Fund is a “feeder” fund that invests all of its assets in Treasury Money Market Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”), a mutual fund that has an investment objective and strategies substantially identical to those of the Fund. All discussion of the investment objective, strategies and risks of the Fund refers also to the investment objective, strategies and risks of the Master Portfolio, unless otherwise indicated. A description of the relationship of the Fund to the Master Portfolio appears below under the heading “Account Information — Master/Feeder Mutual Fund Structure.”
The Fund is a government money market fund managed pursuant to Rule 2a-7 under the 1940 Act.

∎
The Fund will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. For a discussion of dollar-weighted average maturity and dollar-weighted average life, please see the Glossary on page 24.

∎
Pursuant to Rule 2a-7, the Fund is subject to a “general liquidity requirement” that requires that the Fund hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions in light of its obligations under Section 22(e) of the 1940 Act regarding share redemptions and any commitments the Fund has made to shareholders. To comply with this general liquidity requirement, BlackRock Fund Advisors (“BFA”) must consider factors that could affect the Fund’s liquidity needs, including characteristics of the Fund’s investors and their likely redemptions. Depending upon the volatility of its cash flows (particularly shareholder redemptions), this may require the Fund to maintain greater liquidity than would be required by the daily and weekly minimum liquidity requirements discussed below.

∎
The Fund will not acquire any illiquid security (i.e., securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund) if, immediately following such purchase, more than 5% of the Fund’s total assets are invested in illiquid securities.

∎
The Fund will not acquire any security other than a daily liquid asset unless, immediately following such purchase, at least 25% of its total assets would be invested in daily liquid assets, and the Fund will not acquire any security other than a weekly liquid asset unless, immediately following such purchase, at least 50% of its total assets would be invested in weekly liquid assets. For a discussion of daily liquid assets and weekly liquid assets, please see the Glossary on page 24.

∎	The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.
The Trust’s Board of Trustees (the “Board”) has chosen not to subject the Fund to discretionary liquidity fees.
BlackRock Cash Funds: Treasury
The investment objective for the Fund is to seek current income as is consistent with liquidity and stability of principal.
The Fund seeks to achieve its investment objective by investing at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other direct obligations of the U.S. Treasury, and repurchase agreements secured by such obligations or cash.
The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations of the U.S. Treasury, and repurchase agreements secured by such obligations. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.
The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. In addition, the Fund may invest in variable and floating rate instruments and transact in instruments on a when-issued, delayed delivery or forward commitment basis. The principal and interest of all securities held by the Fund are payable in U.S. dollars. The Master Portfolio may transfer uninvested cash balances into a single joint account at the Master Portfolio’s custodian bank, the daily aggregate balance of which will be invested in one or more repurchase agreements.

8

Investment Risks

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
The following is a description of certain risks of investing in the Fund. The order of the below risk factors does not indicate the significance of any particular risk factor.
Principal Risks of Investing in the Fund
Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will be unable or unwilling to make timely payments of interest and principal when due or otherwise honor their obligations. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.
Income Risk — The Fund’s yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.
Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. Very low or negative interest rates may magnify interest rate risk. During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns or pay dividends to Fund shareholders. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from the Fund’s ability to achieve its investment objective.
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
Operational and Technology Risks — The Fund and the entities with which it interacts directly or indirectly are susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or impair the Fund’s operations. These entities include, but are not limited to, the Fund’s adviser, administrator, distributor, other service providers (e.g., index and benchmark providers, accountants, custodians, and transfer agents), financial intermediaries, counterparties, market makers, authorized participants, listing exchanges, other financial market operators, and governmental authorities, as applicable. Operational and technology risks for the issuers in which the Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value. The Fund may incur substantial costs in order to mitigate operational and technology risks.
Cybersecurity incidents can result from deliberate attacks or unintentional events against an issuer in which the Fund invests, the Fund or any of its service providers. They include, but are not limited to, gaining unauthorized access to systems, misappropriating assets or sensitive information, corrupting or destroying data, and causing operational disruption. Geopolitical tension may increase the scale and sophistication of deliberate attacks, particularly those from nation states or from entities with nation state backing. Cybersecurity incidents may result in any of the following: financial losses; interference with the Fund’s ability to calculate its NAV; disclosure of confidential information; impediments to trading; submission of erroneous trades by the Fund or erroneous subscription or redemption orders; the inability of the Fund or its service providers to transact business; violations of applicable privacy and other laws; regulatory fines; penalties; reputational damage; reimbursement or other compensation costs; and other legal and compliance expenses. Furthermore, cybersecurity incidents may render records of the Fund, including records relating to its assets and transactions, shareholder ownership of Fund shares, and other data integral to the Fund’s functioning, inaccessible, inaccurate or incomplete. Power outages, natural disasters, equipment malfunctions and

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processing errors that threaten information and technology systems relied upon by the Fund or its service providers, as well as market events that occur at a pace that overloads these systems, may also disrupt business operations or impact critical data. In addition, the risks of increased use of AI technologies, such as machine learning, include data risk, transparency risk, and operational risk. The AI technologies, which are generally highly reliant on the collection and analysis of large amounts of data, may incorporate biased or inaccurate data, and it is not possible or practicable to incorporate all relevant data into such technologies. The output or results of any such AI technologies may therefore be incomplete, erroneous, distorted or misleading. Further, AI tools may lack transparency as to how data is utilized and how outputs are generated. AI technologies may also allow the unintended introduction of vulnerabilities into infrastructures and applications. The Fund and its shareholders could be negatively impacted as a result of these risks associated with AI technologies. AI technologies and their current and potential future applications, and the regulatory frameworks within which they operate, continue to quickly evolve, and it is impossible to anticipate the full scope of future AI capabilities or rules and the associated risks to the Fund.
While the Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund in the setting of priorities, the personnel and resources available or the effectiveness of relevant controls. The Fund and its adviser seek to reduce these risks through controls, procedures and oversight, including establishing business continuity plans and risk management systems. However, there are inherent limitations in such plans and systems, including the possibility that certain risks that may affect the Fund have not been identified or may emerge in the future; that such plans and systems may not completely eliminate the occurrence or mitigate the effects of operational or information security disruptions or failures or of cybersecurity incidents; or that prevention and remediation efforts will not be successful or that incidents will go undetected. The Fund cannot control the systems, information security or other cybersecurity of the issuers in which it invests or its service providers, counterparties, and other third parties whose activities affect the Fund.
Lastly, the regulatory climate governing cybersecurity and data protection is developing quickly and may vary considerably across jurisdictions. Regulators continue to develop new rules and standards related to cybersecurity and data protection. Compliance with evolving regulations can be demanding and costly, requiring substantial resources to monitor and implement required changes.
Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.
Risk of Investing in the United States — A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States are changing many aspects of financial, commercial, public health, environmental, and other regulation and may have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future. Although elevated debt levels do not necessarily indicate or cause economic problems, elevated public debt service costs may constrain future economic growth.
The United States has developed increasingly strained relations with a number of foreign countries. If relations with certain countries deteriorate, it could adversely affect U.S. issuers as well as non-U.S. issuers that rely on the United States for trade. The United States has also experienced increased internal political discord, as well as significant challenges in managing and containing the outbreak of COVID-19. If these trends were to continue, it may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Stable Net Asset Value Risk — The Fund may not be able to maintain a stable NAV of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.
Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. In addition, notwithstanding that U.S. Treasury obligations are backed by the full faith and credit of the United States, circumstances could arise that could prevent the timely payment of interest or principal, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to the Fund and substantial negative consequences for the U.S. economy and the global financial system.
U.S. Government Obligations Risk — Not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to

10

any of these entities if it is not obligated to do so by law. In addition, circumstances could arise that could prevent the timely payment of interest or principal on U.S. Government obligations, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to the Fund and substantial negative consequences for the U.S. economy and the global financial system.
Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. Securities with floating or variable interest rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their coupon rates do not reset as high, or as quickly, as comparable market interest rates, and generally carry lower yields than fixed securities of the same maturity. These securities will not generally increase in value if interest rates decline. A decline in interest rates may result in a reduction in income received from variable and floating rate securities held by the Fund and may adversely affect the value of the Fund’s shares. Benchmark interest rates may not accurately track market interest rates. Although floating rate securities are less sensitive to interest rate risk than fixed-rate securities, they are subject to credit risk and default risk, which could impair their value.
When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
Other Risks of Investing in the Fund
The Fund may also be subject to certain other non-principal risks associated with its investments and investment strategies, including:
Expense Risk — Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.
Illiquid Investments Risk — The Fund’s liquid investments may become illiquid after purchase by the Fund, particularly during periods of market turmoil. There can be no assurance that a security or instrument that is deemed to be liquid when purchased will continue to be liquid for as long as it is held by the Fund. The Fund’s illiquid investments may reduce the returns of the Fund because it may be difficult to sell the illiquid investments at an advantageous time or price. The Fund may be unable to pay redemption proceeds within the time period stated in this prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.
Investment in Other Investment Companies Risk — As with other investments, investments in other investment companies, including exchange-traded funds, are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies (to the extent not offset by BFA through waivers). To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.
Large Shareholder and Large-Scale Redemption Risk — Certain shareholders, including a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, or another entity, may from time to time own or manage a substantial amount of Fund shares or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment or that the size of the Fund would be maintained. Redemptions of a large number of Fund shares by these shareholders may adversely affect the Fund’s liquidity and net assets. These redemptions may force the Fund to sell portfolio securities to meet redemption requests when it might not otherwise do so, which may negatively impact the Fund. In addition, large redemptions can result in the Fund’s current expenses being allocated over a smaller asset base, which generally could result in an increase in the Fund’s expense ratio.
Ownership Limitations Risk — If certain aggregate and/or fund-level ownership thresholds are reached through transactions undertaken by BFA, its affiliates or the Fund, or as a result of third-party transactions or actions by an issuer or regulator, the ability of BFA and its affiliates on behalf of clients (including the Fund) to purchase or dispose of investments, exercise rights or undertake business transactions may be restricted by law, regulation or rule or otherwise impaired. The capacity of the Fund to invest in certain securities or other assets may be affected by the relevant threshold limits, and such limitations may have adverse effects on the liquidity and performance of the Fund’s portfolio holdings.
For example, ownership limits may apply to securities whose issuers operate in certain regulated industries or in certain international markets. Such limits also may apply where the investing entity (such as the Fund) is subject to corporate or regulatory ownership restrictions or invests in certain futures or other derivative transactions. In certain

11

circumstances, aggregate and/or fund-level amounts invested or voted by BFA and its affiliates for client funds and accounts managed by BFA (including the Fund) may not exceed the relevant limits without the grant of a license or other regulatory or corporate approval, order, consent, relief or non-disapproval. However, there is no guarantee that permission will be granted, or that, once granted, it will not be modified or revoked at a later date with minimal or no notice. In other cases, exceeding such thresholds may cause BFA and its affiliates, the Fund or other client accounts to suffer disadvantages or business restrictions.
Ownership limitations are highly complex. It is possible that, despite BFA’s intent to either comply with or be granted permission to exceed ownership limitations, it may inadvertently breach a limit or violate the corporate or regulatory approval, order, consent, relief or non-disapproval that was obtained.
Reliance on Advisor Risk — The Fund is dependent upon services and resources provided by BFA, and therefore BFA’s parent, BlackRock, Inc. BFA is not required to devote its full time to the business of the Fund and there is no guarantee or requirement that any investment professional or other employee of BFA will allocate a substantial portion of his or her time to the Fund. The loss of, or changes in, BFA’s personnel could have a negative effect on the performance or the continued operation of the Fund.
For a description of the Fund’s policies and procedures with respect to disclosure of the Master Portfolio’s portfolio holdings, and a discussion of the Fund’s investments and risks, please refer to the Fund’s combined Statement of Additional Information (“SAI”).

12

Account Information

Shareholder Information

Who is Eligible to Invest?
The minimum initial investment amount for Capital Shares of the Fund is $25 million; however, in certain situations, this minimum initial investment amount may be reduced or waived. Please contact your shareholder servicing agent (“Shareholder Servicing Agent”) or State Street Bank and Trust Company, the Fund’s transfer agent (the “Transfer Agent”), for more information.
The Fund offers additional share classes with different expenses and expected returns, including share classes you may be eligible to purchase. Call 1-888-204-3956 (toll-free) for additional information.
In order to invest, a completed account application form must be submitted to, and processed by, your Shareholder Servicing Agent or the Transfer Agent and an account number assigned. You may be asked to provide information to verify your identity when opening an account.
Your Shareholder Servicing Agent may charge you a fee and may offer additional account services. Additionally, your Shareholder Servicing Agent may have procedures for placing orders for Capital Shares that differ from those of the Fund, such as different investment minimums or earlier trading deadlines. Please contact your Shareholder Servicing Agent directly for more information and details.
Shares of the Fund are only registered for sale in the United States and certain of its territories. Consequently, the Fund generally does not accept investments from non-U.S. residents.
How to Buy Shares
The Fund is generally open Monday through Friday and is closed on weekends and generally closed on all other days that the primary markets for the Master Portfolio’s portfolio securities (i.e., the bond markets) are closed or the Fedwire Funds Service is closed. The holidays on which both the Fedwire and the bond markets are closed currently are: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Memorial Day, Juneteenth, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. The Fund is also closed on Good Friday.
To purchase shares of the Fund, you should contact your financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, Inc. (“BlackRock”) and its affiliates) (each, a “Financial Intermediary”), or, if you hold your shares through the Fund, you should contact the Fund by phone at 1-888-204-3956, or by mail to State Street Bank and Trust Company, Attn: Quincy Nunnally-Transfer Agency, P.O. Box 5493, Boston, Massachusetts 02206. Orders must be received prior to the next NAV cut-off time to receive that NAV.
Your purchase order must be received in proper form by the Fund or State Street Bank and Trust Company prior to the deadlines noted below on any day the Fund is open (a “Business Day”) (or, if the Fund closes early, at such closing time) to receive that NAV. However, the Fund may also honor a purchase order if the Fund can verify that the purchase order was submitted to a Financial Intermediary that is an authorized agent of the Fund before the applicable deadline.
The Fund will open for business and begin accepting purchase orders at 8:30 a.m. (Eastern time) on any Business Day. Purchase orders for the Fund’s Capital Shares must be received by 5:00 p.m. (Eastern time) on any Business Day.
Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by The Securities Industry Financial Markets Association (“SIFMA”)) or the Federal Reserve Bank of Philadelphia or the New York Stock Exchange (the “NYSE”) closes early1, the Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day.
Orders received after the applicable deadline for the Fund on any Business Day (or, if the Fund closes early, at such closing time) will be cancelled.
Payment for Capital Shares of the Fund may be made only in federal funds or other immediately available funds. You may be charged for any costs incurred, including any costs incurred to recompute the Fund’s NAV, in connection with a purchase order that has been placed but for which the Fund has not received full payment by the close of the federal funds wire (normally 6:00 p.m. Eastern time) on the day the purchase order was placed. This payment deadline may be extended by one Business Day where a purchase order is processed through certain electronic platforms where same-day cash settlement is impracticable. The Fund will notify a shareholder or Financial Intermediary if its purchase order or payment was not received by an applicable deadline.

[1]
SIFMA currently recommends an early close for the bond markets on the following dates: May 22, July 2, November 27, December 24 and December 31, 2026 and March 26, 2027. The NYSE will close early on November 27 and December 24, 2026.

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The Fund reserves the right to suspend or discontinue the offer and sale of its shares and reject or cancel any purchase order for any reason.
How to Sell Shares
To redeem shares of the Fund, you should contact your Financial Intermediary or financial professional, or, if you hold your shares through the Fund, you should contact the Fund by phone at 1-888-204-3956, or by mail to State Street Bank and Trust Company, Attn: Quincy Nunnally-Transfer Agency, P.O. Box 5493, Boston, Massachusetts 02206. Redemption orders may be placed either in number of shares or in dollars.
The Fund will open for business and begin accepting redemption orders at 8:30 a.m. (Eastern time) on any Business Day. The Fund will accept redemption orders until 5:00 p.m. (Eastern time) on any Business Day.
Your redemption order must be received in proper form by State Street Bank and Trust Company or your Shareholder Servicing Agent pursuant to an appropriate agreement by the applicable deadline (or, if the Fund closes early, by such closing time) to sell shares at that NAV. Orders received after the applicable deadline for the Fund on any Business Day (or, if the Fund closes early, at such closing time) will be cancelled.
If redemption orders are received by State Street Bank and Trust Company on a Business Day by the established deadlines, payment for redeemed Fund shares will typically be wired in federal funds on that same day. The Fund can delay payment for one Business Day.
If you purchased shares through a Financial Intermediary that entity may have its own earlier deadlines for the receipt of the redemption order.
Where a redemption order is processed through certain electronic platforms where same-day cash settlement is impracticable, payment for redeemed shares will generally be delayed by one Business Day. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed by one additional Business Day.
Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, the Fund may advance the time on that day by which a redemption order must be placed so that it will be effected that day.
The Fund reserves the right to redeem your shares automatically and close your account for any reason, subject to applicable law, and send you the proceeds. For example, the Fund may redeem your shares automatically to reimburse the Fund for any losses sustained by reason of your failure to make full payment for shares purchased or to collect any charge relating to a transaction effected for your benefit that is applicable to the Fund’s shares, as provided from time to time in this prospectus. In addition, the Fund reserves the right to send your redemption proceeds in the form of securities from the Master Portfolio. Any such redemption shall be effected at the NAV next determined after the redemption order is entered.
Under normal and stressed market conditions, the Fund typically expects to meet redemption requests by using cash or cash equivalents in its portfolio or by selling portfolio assets to generate additional cash.
Special Instructions for Direct Buyers
A direct buyer who has established an account with the Fund can add to or redeem from that account by phone or through the mail.

∎
To add or redeem shares by phone, call 1‑888‑204‑3956 between 8:30 a.m. and 5:00 p.m. Eastern time on any Business Day (or, if the Fund closes early, at such closing time). The Transfer Agent will employ procedures designed to confirm that your order is valid. These may include asking for identifying information and recording the phone call. Neither the Transfer Agent nor the Fund may be held liable for acting on telephone instructions that the Transfer Agent reasonably believes to be valid. For redemptions, the Transfer Agent will wire proceeds directly to your designated bank account.(1)

For purchases, you should instruct your bank to wire funds as follows:
State Street Bank and Trust Company
ABA # 011000028
Attn: Transfer Agent
Account # DDA 00330860
For Further Credit to: BlackRock Funds III
Shareholder Account Name:
Shareholder Account Number:
Fund Share Class Numbers:
1101 (BlackRock Cash Funds: Treasury — Capital Shares)

(1)
The following procedures are intended to help prevent fraud. If you wish to make a change to your list of authorized traders, you must provide a written request signed by an authorized signer on your account. If you wish to change your bank wire instructions or list of authorized signers, you must make your request in writing and include a medallion signature guarantee and provide a corporate resolution of a recent date or other documentation as determined by the Transfer Agent. You can obtain a medallion signature guarantee from most banks and securities dealers. A medallion signature guarantee is not a notarized signature.

14

∎
To redeem shares by mail, indicate the dollar amount you wish to receive or the number of shares you wish to sell in your order to sell. Include the Fund’s Share Class number and your account and taxpayer identification numbers. All account signatories must sign the order.

∎	A direct buyer can ask the Transfer Agent to wire proceeds directly to its designated bank account.(2)
Additional Purchase and Redemption Information
Upon receipt of a proper redemption request submitted in a timely manner and otherwise in accordance with the redemption procedures set forth in this prospectus, the Fund will redeem the requested shares and make a payment to you in satisfaction thereof no later than the Business Day following the redemption request.
The Fund may postpone and/or suspend redemption and payment beyond one Business Day only as follows:

a.	For any period during which there is a non-routine closure of the Federal Reserve wire system or applicable Federal Reserve Banks;

b.	For any period (1) during which the NYSE is closed other than customary week-end and holiday closings or (2) during which trading on the NYSE is restricted;

c.
For any period during which an emergency exists as a result of which (1) disposal of securities owned by the Fund is not reasonably practicable or (2) it is not reasonably practicable for the Fund to fairly determine the NAV of shares of the Fund;

d.	For any period during which the SEC has, by rule or regulation, deemed that (1) trading shall be restricted or (2) an emergency exists;

e.	For any period that the SEC may by order permit for your protection; or

f.
For any period during which the Fund, as part of a necessary liquidation of the Fund, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws (as discussed below).

If the Board, including a majority of the non-interested Trustees, determines either that (1) the Fund has invested, at the end of a business day, less than 10% of its total assets in weekly liquid assets, or (2) the Fund’s calculated NAV per share has deviated from $1.00 or such deviation is likely to occur; then the Board, subject to certain conditions, may in the case that the Board has determined to liquidate the Fund irrevocably, suspend redemptions and payment of redemption proceeds in order to facilitate the permanent liquidation of the Fund in an orderly manner. If this were to occur, it would likely result in a delay in your receipt of your redemption proceeds.
The Fund reserves the right to advance the time for accepting purchase or redemption orders on any day when the NYSE, bond markets (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia closes early, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. See “How to Buy Shares” and “How to Sell Shares” for further information. In addition, the Board may, for any Business Day, decide to change the time as of which the Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.
In the event the bond markets do not open for business because of an emergency or other unanticipated event, the Fund may, but is not required to, open for purchase or redemption transactions if the Fedwire Funds Service is open. To learn whether the Fund is open for business during an emergency or an unanticipated bond market closing, please call (800) 441-7450.
Under certain circumstances, if no activity occurs in an account within a time period specified by state law, a shareholder’s shares in the Fund may be transferred to that state.
Distribution and Shareholder Servicing Payments

Plan Payments
The Fund has adopted a shareholder servicing plan for certain share classes of the Fund (the “Plan”) that allows the Fund to pay shareholder servicing fees for certain services provided to its shareholders for such share classes.
The shareholder servicing fees payable pursuant to the Plan are paid to compensate Financial Intermediaries for the administration and servicing of shareholder accounts and are not costs which are primarily intended to result in the sale of the Fund’s shares. Because the fees paid by the Fund under the Plan are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment in the shares of the Fund and may cost you more than paying other types of sales charges.

(2)
To help prevent fraud, if you direct the sale proceeds to someone other than your account’s owner of record, to an address other than your account’s address of record or to a bank not designated previously, you must make your request in writing and include a medallion signature guarantee and provide a corporate resolution of a recent date or other documentation as determined by the Transfer Agent. You can obtain a medallion signature guarantee from most banks and securities dealers. A medallion signature guarantee is not a notarized signature.

15

Other Payments by the Fund
In addition to shareholder servicing fees that the Fund may pay to a Financial Intermediary pursuant to the Plan and fees the Fund pays to its transfer agent, BFA, on behalf of the Fund, may enter into non-Plan agreements with affiliated and unaffiliated Financial Intermediaries pursuant to which the Fund will pay a Financial Intermediary for administrative, networking, recordkeeping, sub-transfer agency, sub-accounting and/or shareholder services. These non-Plan payments are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a Financial Intermediary or (2) a fixed dollar amount for each account serviced by a Financial Intermediary. The aggregate amount of these payments may be substantial.
Other Payments by BlackRock
From time to time, BFA, the Fund’s distributor or their affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency, sub-accounting and shareholder services described above at its or their own expense and out of its or their profits. BFA, the Fund’s distributor and their affiliates may also compensate affiliated and unaffiliated Financial Intermediaries for the sale and distribution of shares of the Fund. These payments would be in addition to the Fund payments described in this prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Financial Intermediary, may be based on a percentage of the value of shares sold to, or held by, customers of the Financial Intermediary or may be calculated on another basis. The aggregate amount of these payments by BFA, the Fund’s distributor and their affiliates may be substantial and, in some circumstances, may create an incentive for a Financial Intermediary, its employees or associated persons to recommend or sell shares of the Fund to you.
Please contact your Financial Intermediary for details about payments it may receive from the Fund or from BFA, the Fund’s distributor or their affiliates. For more information, see the SAI.
Calculating the Share Price

The price you pay when you purchase or redeem the Fund’s shares is the NAV next determined after confirmation of your order.
The share price of Capital Shares of the Fund is calculated by dividing the value of the net assets of the Fund attributable to Capital Shares (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of such share class. The NAV per share is generally rounded to the nearest cent for the Fund.
The Fund’s NAV per share is calculated on each Business Day based on the NAV of the Master Portfolio. Generally, trading in U.S. Government securities, short-term debt securities, and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Master Portfolio’s shares are determined as of such times.
In computing NAV, the Master Portfolio uses the amortized cost method of valuation, meaning that the calculation is based on a valuation of the assets held by the Master Portfolio at cost, with an adjustment for any discount or premium on a security at the time of purchase. The Fund’s SAI includes more information about the methods for valuing the Master Portfolio’s investments.
The NAV of the Fund is determined on each Business Day as of 5:00 p.m. Eastern time (or, if the Fund closes early, at such closing time).
Fund Distributions

The Fund declares distributions of its net investment income daily and distributes them monthly to shareholders. The Fund distributes its net realized capital gains, if any, to shareholders at least annually. Distributions payable to you by the Fund will be automatically reinvested in additional shares of the Fund unless you have elected to receive distribution payments in cash.
You begin earning distributions on your shares the day your purchase order takes effect. You continue earning daily distributions on your shares up to but not including the date you sell them.
The Fund credits distributions earned on weekends and holidays to the preceding Business Day. If you sell shares before the monthly distribution payment date, the Fund remits any distributions declared but not yet paid on the next distribution payment date. If you sell all shares before the monthly distribution payment date, the Fund remits all distributions accrued with the sale proceeds.

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Short-Term Trading Policy

Market timing is an investment technique involving frequent short-term trading of mutual fund shares designed to exploit market movements or inefficiencies in the way a mutual fund prices its shares. The Boards of Trustees of the Trust and MIP have evaluated the risks of market timing activities by the Fund’s shareholders and have determined that due to (i) the nature of the Fund’s portfolio holdings; (ii) the nature of the Fund’s shareholders; and (iii) the Fund’s policy of seeking to maintain the Fund’s NAV per share at $1.00 each day, it is unlikely that (a) market timing would be attempted by the Fund’s shareholders or (b) any attempts to market time the Fund by shareholders would result in a negative impact to the Fund or its shareholders. As a result, the Boards of Trustees of the Trust and MIP have not adopted policies and procedures to deter short-term trading in the Fund. There can be no assurances, however, that the Fund may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.
Federal Taxes

The following discussion regarding U.S. federal income taxes is based upon laws in effect as of the date of this prospectus and summarizes only some of the important U.S. federal income tax considerations affecting the Fund and its U.S. shareholders. This discussion is not intended as a substitute for careful tax planning. Please see the Fund’s SAI for additional U.S. federal income tax information.
Distributions from your Fund’s net investment income and net realized capital gains are taxable, whether you choose to receive them in cash or automatically reinvest them in additional Fund shares. The amount of taxes you owe will vary depending on your tax status and based on the amount and character of the Fund’s distributions to you and your tax rate.
Distributions from the Fund generally are taxable as follows:

Distribution Type	Tax Status

Income	Ordinary income(1)

Short-term capital gain	Ordinary income

Long-term capital gain	Long‑term capital gain(2)

(1)  Distributions from the Fund paid to corporate shareholders will not qualify for the dividends-received deduction generally available to corporate taxpayers. Since the Fund’s income is derived from sources that do not pay “qualified dividend income,” income distributions from the net investment income of the Fund generally will not qualify for taxation at the maximum 20% U.S. federal income tax rate available to individuals on qualified dividend income.

(2)  Normally, the Fund does not expect to realize or distribute a significant amount of long-term capital gains (if any).

Provided the Fund is able to maintain a constant NAV per share of $1.00, sales of the Fund’s shares generally will not result in taxable gain or loss. After the end of each year, the Fund will send to you a notice that tells you how much you have received in distributions during the year and their U.S. federal income tax status. You could also be subject to foreign, state and local taxes on such distributions.
In certain circumstances, you may be subject to backup withholding taxes on distributions to you from the Fund if you fail to provide the Fund with your correct social security number or other taxpayer identification number, or to make required certifications, or if you have been notified by the U.S. Internal Revenue Service (“IRS”) that you are subject to backup withholding.
A 3.8% Medicare tax is imposed on the net investment income (which includes, but is not limited to, interest, dividends and net gain from investments) of U.S. individuals with income exceeding $200,000, or $250,000 if married filing jointly, and of trusts and estates.
Your dividends and redemption proceeds will be subject to backup withholding tax if you have not provided a taxpayer identification number or social security number or the number you have provided is incorrect.
If you are neither a tax resident nor a citizen of the United States or if you are a foreign entity (other than a pass-through entity to the extent owned by U.S. persons), the Fund’s ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies. However, certain distributions reported by the Fund as capital gain dividends, interest-related dividends or short-term capital gain dividends and paid to a foreign shareholder may be eligible for an exemption from U.S. withholding tax.
Separately, a 30% withholding tax is currently imposed on U.S.-source dividends, interest and other income items paid to (i) certain foreign financial institutions and investment funds, and (ii) certain other foreign entities. To avoid

17

withholding, foreign financial institutions and investment funds will generally either need to (a) collect and report to the IRS detailed information identifying their U.S. accounts and U.S. account holders, comply with due diligence procedures for identifying U.S. accounts and withhold tax on certain payments made to noncomplying foreign entities and account holders or (b) if an intergovernmental agreement is entered into and implementing legislation is adopted, comply with the agreement and legislation. Other foreign entities will generally either need to provide detailed information identifying each substantial U.S. owner or certify there are no such owners.
This section summarizes some of the consequences under current federal tax law of an investment in the Fund. It is not a substitute for individualized tax advice. Consult your tax adviser about the potential tax consequences of an investment in the Fund under all applicable tax laws.
Tax considerations for tax‑exempt or foreign investors or those holding Fund shares through a tax‑deferred account, such as a 401(k) plan or Individual Retirement Account, are generally different. For example, shareholders that are exempt from U.S. federal income tax, such as retirement plans that are qualified under Section 401 of the Internal Revenue Code generally are not subject to U.S. federal income tax on Fund dividends or distributions or on sales of Fund shares. Because each investor’s tax circumstances are unique and because tax laws are subject to change, you should consult your tax adviser about your investment.
Master/Feeder Mutual Fund Structure

The Fund does not have its own investment adviser. Instead, the Fund invests all of its assets in the Master Portfolio, which has an investment objective, strategies and policies substantially identical to those of the Fund. BFA serves as investment adviser to the Master Portfolio. The Master Portfolio may accept investments from other feeder funds. Certain actions involving other feeder funds, such as a substantial withdrawal, could affect the Master Portfolio and, therefore, the Fund.
Feeder Fund Expenses
Feeder funds, including the Fund, bear their respective master portfolio’s expenses in proportion to the amount of assets each invests in the master portfolio. The feeder fund can set its own transaction minimums, fund-specific expenses and conditions.
Feeder Fund Rights
Under the master/feeder structure, the Board retains the right to withdraw the Fund’s assets from the Master Portfolio if it believes doing so is in the best interests of the Fund’s shareholders. If the Board decides to withdraw the Fund’s assets, it would then consider whether the Fund should hire its own investment adviser, invest in another master portfolio or take other action.

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Management of the Fund

Investment Adviser

The Fund is a “feeder” fund that invests all of its assets in the Master Portfolio that has an investment objective, strategies and policies substantially identical to those of the Fund. BFA, a registered investment adviser, serves as investment adviser to the Master Portfolio. BFA manages the investment of the Master Portfolio’s assets and provides the Master Portfolio with investment guidance and policy direction in connection with daily portfolio management, subject to the supervision of MIP’s Board of Trustees. For its services to the Master Portfolio, BFA is entitled to receive a management fee at the annual rate of 0.10% of the Master Portfolio’s average daily net assets. BFA has contractually agreed to waive 0.03% of its management fee through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP or by a vote of a majority of the outstanding voting securities of the Treasury Master Portfolio. BFA and BlackRock Advisors, LLC (“BAL”), the Fund’s administrator, have voluntarily agreed to waive a portion of their respective fees and/or reimburse operating expenses to enable the Fund and Master Portfolio to maintain minimum levels of daily net investment income. BFA and BAL may discontinue this waiver and/or reimbursement at any time without notice.
For the fiscal year ended December 31, 2025, BFA received a management fee, net of management fee waivers, at an annual rate as a percentage of average daily net assets of the Master Portfolio as follows:

Master Portfolio	Management Fee Rates (Net of Applicable Waivers)

Treasury Money Market Master Portfolio	0.07%
BFA is located at 400 Howard Street, San Francisco, California 94105. BFA is an indirect majority-owned subsidiary of BlackRock. As of March 31, 2026, BFA and its affiliates had approximately $13.9 trillion in investment company and other portfolio assets under management.
A discussion regarding the basis for MIP’s Board of Trustees’ approval of the investment advisory agreement with BFA is available in the Fund’s reports filed on Form N-CSR for the fiscal period ended June 30, 2025.
From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Master Portfolio are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Master Portfolio.
Administrative Services

BAL provides the following services, among others, as the Fund’s administrator:

∎	Supervises the Fund’s administrative operations;

∎	Provides or causes to be provided management reporting and treasury administration services;

∎	Financial reporting;

∎	Legal, blue sky and tax services;

∎	Preparation of proxy statements and shareholder reports; and

∎	Engaging and supervising the shareholder servicing agents on behalf of the Fund.
BAL is entitled to receive fees for these services at the annual rate of 0.07% of the average daily net assets of Capital Shares of the Fund. In addition to performing these services, BAL has agreed to bear all costs of operating the Fund, other than brokerage expenses, advisory fees, any 12b-1 fees, certain fees and expenses related to the Trust’s trustees who are not “interested persons” of the Fund or the Trust as defined in the 1940 Act and their counsel, auditing fees, litigation expenses, taxes or extraordinary expenses. No additional administration fees are charged at the Master Portfolio level.

19

Conflicts of Interest

The investment activities of BFA and its affiliates (including BlackRock, Inc. and its subsidiaries (collectively, the “Affiliates”)), and their respective directors, officers or employees, in managing their own accounts and other accounts, may present conflicts of interest that could disadvantage the Fund and its shareholders.
BFA and its Affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and in the ordinary course of business may engage in activities in which their interests or the interests of other clients may conflict with those of the Fund. BFA and its Affiliates act, or may act, as an investor, research provider, investment manager, commodity pool operator, commodity trading advisor, financier, underwriter, adviser, trader, lender, index provider, agent and/or principal. BFA and its Affiliates may have other direct and indirect interests in securities, currencies, commodities, derivatives and other assets in which the Fund may directly or indirectly invest.
BFA and its Affiliates may engage in proprietary trading and advise accounts and other funds that have investment objectives similar to those of the Fund and/or that engage in and compete for transactions in the same or similar types of securities, currencies and other assets as are held by the Fund. This may include transactions in securities issued by other open‑end and closed‑end investment companies, including investment companies that are affiliated with the Fund and BFA, to the extent permitted under the Investment Company Act. The trading activities of BFA and its Affiliates are carried out without reference to positions held directly or indirectly by the Fund. These activities may result in BFA or an Affiliate having positions in assets that are senior or junior to, or that have interests different from or adverse to, the assets held by the Fund.
The Fund may invest in securities issued by, or engage in other transactions with, entities with which an Affiliate has significant debt or equity investments or other interests. The Fund may also invest in issuances (such as debt offerings or structured notes) for which an Affiliate is compensated for providing advisory, cash management or other services. The Fund also may invest in securities of, or engage in other transactions with, entities for which an Affiliate provides or may provide research coverage or other analysis.
An Affiliate may have business relationships with, and receive compensation from, distributors, consultants or others who recommend the Fund or who engage in transactions with or for the Fund.
Neither BFA nor any Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Fund. As a result, an Affiliate may compete with the Fund for appropriate investment opportunities. The results of the Fund’s investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate. It is possible that the Fund could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.
In addition, the Fund may enter into transactions in which BFA or an Affiliate or their directors, officers, employees or clients have an adverse interest. The Fund may be adversely impacted by the effects of transactions undertaken by BFA or an Affiliate or their directors, officers, employees or clients.
From time to time, BFA or its advisory clients (including other funds and accounts) may, subject to compliance with applicable law, purchase and hold shares of the Fund. The price, availability, liquidity, and (in some cases) expense ratio of the Fund may be impacted by purchases and sales of the Fund by BFA or its advisory clients.
The Fund’s activities may be limited because of regulatory restrictions applicable to BFA or an Affiliate or their policies designed to comply with such restrictions.
Under a securities lending program approved by the MIP’s Board of Trustees, MIP, on behalf of the Master Portfolio, has retained BlackRock Institutional Trust Company, N.A., an Affiliate of BFA, to serve as its securities lending agent for the Master Portfolio to the extent that it participates in the securities lending program. For these services, the securities lending agent will receive a fee from the Master Portfolio based on the returns earned on the Master
Portfolio’s lending activities, including the investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates may be among the entities to which the Master Portfolio may lend its portfolio securities under the securities lending program.
BFA and its Affiliates may benefit from a fund using a BlackRock index by creating increasing acceptance in the marketplace for such indexes. BFA and its Affiliates are not obligated to license an index to a fund, and no fund is under an obligation to use a BlackRock index. The terms of a fund’s index licensing agreement with BFA or its Affiliates may not be as favorable as the terms offered to other licensees.
The activities of BFA and its Affiliates and their respective directors, officers or employees, may give rise to other conflicts of interest that could disadvantage the Fund and its shareholders. BFA has adopted policies and procedures designed to address these potential conflicts of interest. Please see the SAI for further information.

20

Financial Highlights

The financial highlights table is intended to help investors understand the Fund’s financial performance for the periods shown. Certain information reflects financial results for a single share of the Fund. The total returns in the table represents the rate of return that an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. The information has been audited by PricewaterhouseCoopers LLP, whose report along with the Fund’s audited financial statements, is included in the Fund’s Annual Financial Statements and Additional Information for the fiscal year ended December 31, 2025, as filed with the SEC on Form N-CSR, which is available upon request and at www.blackrock.com.
There were no Capital Shares of the Fund outstanding as of December 31, 2025; as a result, the table below sets forth selected financial data for a SL Agency Share of the Fund outstanding throughout each year presented.

	BlackRock Cash Funds: Treasury
	SL Agency
(For a share outstanding throughout each period)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22		Year Ended 12/31/21
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00		$1.00
Net investment income	0.0419	0.0510	0.0497	0.0157		0.0001
Net realized and unrealized gain	0.0001	0.0001 (a)	0.0000 (a)	0.0000	(a)(b)	0.0000	(a)
Net increase from investment operations	0.0420	0.0511	0.0497	0.0157		0.0001
Distributions(c)
From net investment income	(0.0419)	(0.0510)	(0.0497)	(0.0157)		(0.0001)
From net realized gain	(0.0001)	(0.0001)	—	(0.0000	)(d)	(0.0000	)(d)
Total distributions	(0.0420)	(0.0511)	(0.0497)	(0.0157)		(0.0001)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00		$1.00
Total Return(e)
Based on net asset value	4.27%	5.23%	5.08%	1.58%		0.01%
Ratios to Average Net Assets
Total expenses	0.09%	0.09%	0.09%	0.09%		0.09%
Total expenses after fees waived and/or reimbursed	0.09%	0.09%	0.09%	0.09%		0.06%
Net investment income	4.17%	5.08%	4.99%	1.60%		0.00	%(f)
Supplemental Data
Net assets, end of year (000)	$24,063,760	$15,352,626	$15,442,877	$14,479,392		$18,813,987
(a)  Amount is less than $0.00005 per share.
(b)  The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)   Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)  Amount is greater than $(0.00005) per share.
(e)  Where applicable, assumes the reinvestment of distributions.
(f)   Amount is less than 0.005%.

21

General Information

Shareholder Documents

Electronic Access to Annual and Semi-Annual Reports, Annual and Semi-Annual Financial Statements and Additional Information and Prospectuses
Electronic copies of most financial reports and prospectuses are available on BlackRock’s website at www.blackrock.com/prospectus/cash.
Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages: Please contact your Financial Intermediary. Please note that not all investment advisers, banks or brokerages may offer this service.
Delivery of Shareholder Documents
The Fund delivers only one copy of shareholder documents, including prospectuses, shareholder reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is known as “householding” and is intended to eliminate duplicate mailings and reduce expenses. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund’s Transfer Agent at (888) 204-3956.
Certain Fund Policies

Anti-Money Laundering Requirements
The Fund is subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, the Fund is required to obtain sufficient information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of Financial Intermediaries. Such information may be verified using third-party sources. This information will be used only for compliance with the Patriot Act or other applicable laws, regulations and rules in connection with money laundering, terrorism or economic sanctions.
The Fund reserves the right to reject purchase orders from persons who have not submitted information sufficient to allow the Fund to verify their identity. The Fund also reserves the right to redeem any amounts in the Fund from persons whose identity it is unable to verify on a timely basis. It is the Fund’s policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your Financial Intermediary on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our website.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law, or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

22

Statement of Additional Information

If you would like further information about the Fund, including how it invests, please see the SAI.
For a discussion of the Fund’s policies and procedures regarding the selective disclosure of its portfolio holdings, please see the SAI. The Fund makes its holdings available on a monthly basis at www.blackrock.com, generally within 5 business days after the end of the month to which the information applies.

23

Glossary

This glossary contains an explanation of some of the common terms used in this prospectus. For additional information about the Fund, please see the SAI.
Annual Class Operating Expenses — expenses that cover the costs of operating a share class of the Fund.
Daily Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) securities that will mature, as determined without reference to the maturity shortening provisions of Rule 2a-7 regarding interest rate readjustments, or are subject to a demand feature that is exercisable and payable within one business day; and (iv) amounts receivable and due unconditionally within one business day on pending sales of portfolio securities.
Distribution Fees — fees used to support the Fund’s marketing and distribution efforts, such as compensating financial professionals and other financial intermediaries, advertising and promotion.
Dollar-Weighted Average Life — the dollar-weighted average maturity of the Fund’s portfolio calculated without reference to the exceptions used for variable or floating rate securities regarding the use of the interest rate reset dates in lieu of the security’s actual maturity date. “Dollar-weighted” means the larger the dollar value of a debt security based on its market value in the Fund, the more weight it gets in calculating this average.
Dollar-Weighted Average Maturity — the average maturity of the Fund is the average amount of time until the organizations that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of a debt security based on its market value in the Fund, the more weight it gets in calculating this average. To calculate the dollar-weighted average maturity, the Fund may treat a variable or floating rate security as having a maturity equal to the time remaining to the security’s next interest rate reset date or the period remaining until the principal amount can be recovered through demand rather than the security’s actual maturity.
Eligible Securities — Applicable Eligible Securities include:

∎	securities with a remaining maturity of 397 calendar days or less (with certain exceptions) that BFA determines present minimal credit risks to the fund after considering certain factors;

∎	securities issued by other registered investment companies that are money market funds; or

∎	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.
Management Fee — a fee paid to BFA for managing the Master Portfolio.
Other Expenses — include accounting, administration, transfer agency, custody, professional and registration fees.
Shareholder Servicing Fees — fees used to compensate securities dealers and other financial intermediaries for certain shareholder servicing activities.
Weekly Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) U.S. Government securities issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S. Congress, that are issued at a discount to the principal amount to be repaid at maturity without provision for the payment of interest and have a remaining maturity of 60 days or less; (iv) securities that will mature, as determined without reference to the maturity shortening provisions of Rule 2a-7 regarding interest rate readjustments, or are subject to a demand feature that is exercisable and payable within five business days; and (v) amounts receivable and due unconditionally within five business days on pending sales of portfolio securities.

24

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For More Information

Fund and Service Providers

THE FUND
BlackRock Funds III
BlackRock Cash Funds: Treasury
400 Howard Street
San Francisco, California 94105
1-888-204-3956
MANAGER
BlackRock Fund Advisors
400 Howard Street
San Francisco, California 94105
TRANSFER AGENT
State Street Bank and Trust Company
Attn: Quincy Nunnally-Transfer Agency
1776 Heritage Drive
JAB/3
North Quincy, MA 02171
INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
PricewaterhouseCoopers LLP
Two Commerce Square
2001 Market Street
Suite 1800
Philadelphia, Pennsylvania 19103
ACCOUNTING SERVICES PROVIDER
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, Massachusetts 02114-2016
DISTRIBUTOR
BlackRock Investments, LLC
50 Hudson Yards
New York, New York 10001
CUSTODIAN
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, Massachusetts 02114-2016
COUNSEL
Ropes & Gray LLP
1211 Avenue of Americas
New York, New York 10036

Additional Information

This prospectus contains important information you should know before investing, including information about risks. Read it carefully and keep it for future reference. More information about BlackRock Funds III is available at no charge upon request. This information includes:
Annual/Semi-Annual Reports and Form N-CSR
The Fund’s annual and semi-annual reports and Form N-CSR contain additional information about the Fund’s investments. In Form N-CSR, you will find the Fund’s financial statements.
Statement of Additional Information
A Statement of Additional Information (“SAI”), dated April 30, 2026, has been filed with the Securities and Exchange Commission (the “SEC”). The SAI, which includes additional information about the Fund, may be obtained free of charge, along with the Fund’s annual and semi-annual reports and other information such as Fund financial statements, by calling 1-888-204-3956 on any business day. The SAI, as amended and/or supplemented from time to time, is incorporated by reference into this prospectus.
Questions
If you have any questions about the Fund, please:

Call:	1‑888‑204‑3956 (toll‑free)
8:30 a.m. to 6:00 p.m. (Eastern time)
on any business day.
World Wide Web
General fund information and specific fund performance, including the SAI, annual/semi-annual reports and other information such as Fund financial statements, can be accessed free of charge at www.blackrock.com/cash. Mutual fund prospectuses and literature can also be requested via this website.
Written Correspondence

Write:	State Street Bank and Trust Company
Attn: Quincy Nunnally-Transfer Agency
P.O. Box 5493
Boston, Massachusetts 02206
Overnight Mail
State Street Bank and Trust Company
Attn: Quincy Nunnally-Transfer Agency
1776 Heritage Drive
JAB/3
North Quincy, Massachusetts 02171
Portfolio Characteristics and Holdings
A description of the Fund’s policies and procedures related to disclosure of portfolio characteristics and holdings is available in the SAI.
For information about portfolio holdings and characteristics, BlackRock fund shareholders and prospective investors may call 1‑888‑204‑3956.
Securities and Exchange Commission
You may also view and copy public information about the Fund, including the SAI, by visiting the EDGAR database on the SEC’s website (http://www.sec.gov). Copies of this information can be obtained, for a duplicating fee, by electronic request at the following e‑mail address: publicinfo@sec.gov.
You should rely only on the information contained in this prospectus. No one is authorized to provide you with information that is different from information contained in this prospectus.
The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
INVESTMENT COMPANY ACT FILE # 811‑07332

PRO-CF-CAP-0426

APRIL 30, 2026

Prospectus

BlackRock Funds III | Institutional Shares

•	BlackRock Cash Funds: Treasury
Institutional: BRIXX

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured • May Lose Value • No Bank Guarantee

Fund Overview	Key facts and details about the Fund listed in this prospectus, including investment objective, principal strategies, risk factors, fee and expense information, and historical performance information

	Investment Objective	3

	Fees and Expenses of the Fund	3

	Principal Investment Strategies of the Fund	3

	Principal Risks of Investing in the Fund	4

	Performance Information	5

	Investment Adviser	6

	Purchase and Sale of Fund Shares	6

	Tax Information	6

	Payments to Broker/Dealers and Other Financial Intermediaries	6

Details About the Fund	Information about how the Fund invests, including investment objective, investment processes, principal strategies and risk factors

	How The Fund Invests	7

	Investment Risks	8

Account Information	Information about account services, shareholder transactions, and distribution and other payments

	Shareholder Information	12

	Distribution and Shareholder Servicing Payments	14

	Calculating the Share Price	15

	Fund Distributions	15

	Short-Term Trading Policy	16

	Federal Taxes	16

	Master/Feeder Mutual Fund Structure	17

Management of the Fund	Information about BFA

	Investment Adviser	18

	Administrative Services	18

	Conflicts of Interest	19

Financial Highlights	Financial Performance of the Fund	20

General Information	Shareholder Documents	21

	Certain Fund Policies	21

	Statement of Additional Information	22

Glossary	Glossary of Investment Terms	23

For More Information	Fund and Service Providers	Inside Back Cover

Additional Information	Back Cover

Fund Overview

Key Facts About BlackRock Cash Funds: Treasury
Investment Objective

The investment objective for BlackRock Cash Funds: Treasury (the “Fund”), a series of BlackRock Funds III (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell Institutional Shares of BlackRock Cash Funds: Treasury. You may pay other fees, such as brokerage commissions and other fees to your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock Fund Advisors (“BFA”) and its affiliates) (each, a “Financial Intermediary”), which are not reflected in the table and example below.

Annual Class Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)	Institutional Shares
Management Fee[1,2]	0.10%
Distribution and/or Service (12b‑1) Fees	None
Other Expenses	0.05%
Administration Fees	0.05%
Independent Expenses[3]	—
Total Annual Fund Operating Expenses	0.15%
Fee Waivers and/or Expense Reimbursements[2,3]	(0.03)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2,3]	0.12%

[1]
The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and Treasury Money Market Master Portfolio (the “Treasury Master Portfolio”), a series of Master Investment Portfolio (“MIP”), in which the Fund invests. Management fees are paid by Treasury Master Portfolio.

[2]
BFA has contractually agreed to waive a portion of its management fee payable by the Treasury Master Portfolio through June 30, 2027. After giving effect to such contractual waiver, the management fee will be 0.07%. The contractual waiver may not be terminated prior to July 1, 2027 unless approved by a majority of the non-interested trustees of MIP (with 90 days’ notice) or by a vote of the majority of outstanding voting securities of MIP.

[3]
Independent Expenses consist of the Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund and Treasury Master Portfolio. BlackRock Advisors, LLC (“BAL”), the administrator to the Fund, and BFA, the investment adviser to Treasury Master Portfolio, have contractually agreed to reimburse, or provide offsetting credits to, the Fund and Treasury Master Portfolio, as applicable, for Independent Expenses through June 30, 2027. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to July 1, 2027 unless approved by a majority of the non-interested trustees of the Trust or MIP, as applicable, (with 90 days’ notice) or by a vote of the majority of outstanding voting securities of the Fund or MIP, as applicable.

Example:
This Example is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Institutional Shares’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$12	$45	$82	$189
Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment objective by investing at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other direct obligations of the U.S. Treasury, and repurchase agreements secured by such obligations or cash. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. In addition, the Fund may invest in variable and floating rate instruments and transact in securities on a when-issued, delayed delivery or forward commitment basis.
The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations of the U.S. Treasury, and repurchase agreements secured by such obligations. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

3

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. The principal and interest of all securities held by the Fund are payable in U.S. dollars.
The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a‑7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission.
The Fund is a “feeder” fund that invests all of its investable assets in Treasury Master Portfolio of MIP, which has the same investment objective and strategies as the Fund. All investments are made at the Treasury Master Portfolio level. This structure is sometimes called a “master/feeder” structure. The Fund’s investment results will correspond directly to the investment results of Treasury Master Portfolio. For simplicity, the prospectus uses the name of the Fund or the term “Fund” (as applicable) to include Treasury Master Portfolio.
Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress. The following is a summary description of principal risks of investing in the Fund. The relative significance of each risk factor below may change over time and you should review each risk factor carefully.

∎
Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. Very low or negative interest rates may magnify interest rate risk. During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns or pay dividends to Fund shareholders. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from the Fund’s ability to achieve its investment objective.

∎
Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. In addition, notwithstanding that U.S. Treasury obligations are backed by the full faith and credit of the United States, circumstances could arise that could prevent the timely payment of interest or principal, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to the Fund and substantial negative consequences for the U.S. economy and the global financial system.

∎
Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

∎
Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will be unable or unwilling to make timely payments of interest and principal when due or otherwise honor their obligations. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

∎	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

∎
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

∎
Operational and Technology Risks — The Fund is directly and indirectly susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or may impair the Fund’s operations. While the Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and

4

procedures, their methods of risk management may differ from those of the Fund. Operational and technology risks for the issuers in which the Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value.

∎
Risk of Investing in the United States — Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

∎
Stable Net Asset Value Risk — The Fund may not be able to maintain a stable net asset value (“NAV”) of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

∎
U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States. In addition, circumstances could arise that could prevent the timely payment of interest or principal on U.S. Government obligations, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to the Fund and substantial negative consequences for the U.S. economy and the global financial system.

∎
Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. Securities with floating or variable interest rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their coupon rates do not reset as high, or as quickly, as comparable market interest rates, and generally carry lower yields than fixed securities of the same maturity. These securities will not generally increase in value if interest rates decline. A decline in interest rates may result in a reduction in income received from variable and floating rate securities held by the Fund and may adversely affect the value of the Fund’s shares. Benchmark interest rates may not accurately track market interest rates. Although floating rate securities are less sensitive to interest rate risk than fixed-rate securities, they are subject to credit risk and default risk, which could impair their value.

∎
When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

The bar chart and table in this section provide some indication of the risks of investing in BlackRock Cash Funds: Treasury by showing the changes in the Fund’s performance from year to year. The bar chart shows the returns of Institutional Shares of the Fund for each complete calendar year since the recommencement of operations of the Fund’s Institutional Shares. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. How the Fund performed in the past is not necessarily an indication of how it will perform in the future. If BFA and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a‑7 under the 1940 Act. Updated information on the Fund’s performance can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at 1‑888‑204‑3956.
BlackRock Cash Funds: Treasury
Institutional Shares
ANNUAL TOTAL RETURNS
As of 12/31

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During the periods shown in the bar chart, the highest return for a quarter was 1.34% (quarter ended December 31, 2023) and the lowest return for a quarter was 0.00% (quarter ended March 31, 2021).

For the periods ended 12/31/25 Average Annual Total Returns	1 Year	5 Years	Since Recommencement[1] (June 6, 2016)
BlackRock Cash Funds: Treasury — Institutional Shares	4.24%	3.19%	2.21%

[1]	Prior to recommencement, no Institutional Shares of BlackRock Cash Funds: Treasury were outstanding since December 22, 2015.

7-Day Yield As of December 31, 2025
BlackRock Cash Funds: Treasury — Institutional Shares	3.69%
Current Yield: You may obtain the Fund’s current 7-day yield by calling 1-888-204-3956 (toll-free) or by visiting the Fund’s website at www.blackrock.com/cash.
Investment Adviser

Treasury Master Portfolio’s investment adviser is BlackRock Fund Advisors (previously defined as “BFA”).
Purchase and Sale of Fund Shares

The minimum initial investment for Institutional Shares of the Fund is $100 million, although the Fund may reduce or waive the minimum in some cases. You may generally purchase or redeem shares of the Fund each day the bond markets and the Fedwire Funds Service are open. To purchase or sell shares you should contact your Financial Intermediary, or, if you hold your shares through the Fund, you should contact the Fund by phone at 1‑888‑204‑3956, or by mail to State Street Bank and Trust Company, Attn: Quincy Nunnally-Transfer Agency, P.O. Box 5493, Boston, Massachusetts 02206.
You may purchase or sell shares without paying a sales charge. Your order to purchase or sell shares must be received in proper form, as determined by State Street Bank and Trust Company, the Fund’s transfer agent, or a Financial Intermediary pursuant to an appropriate agreement, by 5:00 p.m. Eastern time on any day the Fund is open (a “Business Day”) (or, if the Fund closes early, by such closing time) to purchase or sell shares at that day’s net asset value. Orders received after 5:00 p.m. Eastern time on any Business Day (or, if the Fund closes early, at such closing time) will be cancelled.
Tax Information

The Fund’s dividends and distributions may be subject to U.S. federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a qualified tax-exempt plan described in section 401(a) of the Internal Revenue Code of 1986, as amended, in which case you may be subject to U.S. federal income tax when distributions are received from such tax deferred arrangements.
Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a Financial Intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment.
Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

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Details About the Fund

Included in this prospectus are sections that tell you about buying and selling shares, management information, shareholder features of BlackRock Cash Funds: Treasury, a government money market fund under Rule 2a‑7 under the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Fund”) and your rights as a shareholder. The Fund is a series of BlackRock Funds III (the “Trust”).
How The Fund Invests

The Fund is a “feeder” fund that invests all of its assets in Treasury Money Market Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”), a mutual fund that has an investment objective and strategies substantially identical to those of the Fund. All discussion of the investment objective, strategies and risks of the Fund refers also to the investment objective, strategies and risks of the Master Portfolio, unless otherwise indicated. A description of the relationship of the Fund to the Master Portfolio appears below under the heading “Account Information — Master/Feeder Mutual Fund Structure.”
The Fund is a government money market fund managed pursuant to Rule 2a‑7 under the 1940 Act.

∎
The Fund will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. For a discussion of dollar-weighted average maturity and dollar-weighted average life, please see the Glossary on page 23.

∎
Pursuant to Rule 2a-7, the Fund is subject to a “general liquidity requirement” that requires that the Fund hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions in light of its obligations under Section 22(e) of the 1940 Act regarding share redemptions and any commitments the Fund has made to shareholders. To comply with this general liquidity requirement, BlackRock Fund Advisors (“BFA”) must consider factors that could affect the Fund’s liquidity needs, including characteristics of the Fund’s investors and their likely redemptions. Depending upon the volatility of its cash flows (particularly shareholder redemptions), this may require the Fund to maintain greater liquidity than would be required by the daily and weekly minimum liquidity requirements discussed below.

∎
The Fund will not acquire any illiquid security (i.e., securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund) if, immediately following such purchase, more than 5% of the Fund’s total assets are invested in illiquid securities.

∎
The Fund will not acquire any security other than a daily liquid asset unless, immediately following such purchase, at least 25% of its total assets would be invested in daily liquid assets, and the Fund will not acquire any security other than a weekly liquid asset unless, immediately following such purchase, at least 50% of its total assets would be invested in weekly liquid assets. For a discussion of daily liquid assets and weekly liquid assets, please see the Glossary on page 23.

∎	The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.
The Trust’s Board of Trustees (the “Board”) has chosen not to subject the Fund to discretionary liquidity fees.
BlackRock Cash Funds: Treasury
The investment objective for the Fund is to seek current income as is consistent with liquidity and stability of principal.
The Fund seeks to achieve its investment objective by investing at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other direct obligations of the U.S. Treasury, and repurchase agreements secured by such obligations or cash.
The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations of the U.S. Treasury, and repurchase agreements secured by such obligations. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.
The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. In addition, the Fund may invest in variable and floating rate instruments and transact in instruments on a when-issued, delayed delivery or forward commitment basis. The principal and interest of all securities held by the Fund are payable in U.S. dollars. The Master Portfolio may transfer uninvested cash balances into a single joint account at the Master Portfolio’s custodian bank, the daily aggregate balance of which will be invested in one or more repurchase agreements.

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Investment Risks

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
The following is a description of certain risks of investing in the Fund. The order of the below risk factors does not indicate the significance of any particular risk factor.
Principal Risks of Investing in the Fund
Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will be unable or unwilling to make timely payments of interest and principal when due or otherwise honor their obligations. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.
Income Risk — The Fund’s yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.
Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. Very low or negative interest rates may magnify interest rate risk. During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns or pay dividends to Fund shareholders. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from the Fund’s ability to achieve its investment objective.
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
Operational and Technology Risks — The Fund and the entities with which it interacts directly or indirectly are susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or impair the Fund’s operations. These entities include, but are not limited to, the Fund’s adviser, administrator, distributor, other service providers (e.g., index and benchmark providers, accountants, custodians, and transfer agents), financial intermediaries, counterparties, market makers, authorized participants, listing exchanges, other financial market operators, and governmental authorities, as applicable. Operational and technology risks for the issuers in which the Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value. The Fund may incur substantial costs in order to mitigate operational and technology risks.
Cybersecurity incidents can result from deliberate attacks or unintentional events against an issuer in which the Fund invests, the Fund or any of its service providers. They include, but are not limited to, gaining unauthorized access to systems, misappropriating assets or sensitive information, corrupting or destroying data, and causing operational disruption. Geopolitical tension may increase the scale and sophistication of deliberate attacks, particularly those from nation states or from entities with nation state backing. Cybersecurity incidents may result in any of the following: financial losses; interference with the Fund’s ability to calculate its NAV; disclosure of confidential information; impediments to trading; submission of erroneous trades by the Fund or erroneous subscription or redemption orders; the inability of the Fund or its service providers to transact business; violations of applicable privacy and other laws; regulatory fines; penalties; reputational damage; reimbursement or other compensation costs; and other legal and compliance expenses. Furthermore, cybersecurity incidents may render records of the Fund, including records relating to its assets and transactions, shareholder ownership of Fund shares, and other data integral to the Fund’s functioning, inaccessible, inaccurate or incomplete. Power outages, natural disasters, equipment malfunctions and processing errors that threaten information and technology systems relied upon by the Fund or its service providers, as

8

well as market events that occur at a pace that overloads these systems, may also disrupt business operations or impact critical data. In addition, the risks of increased use of AI technologies, such as machine learning, include data risk, transparency risk, and operational risk. The AI technologies, which are generally highly reliant on the collection and analysis of large amounts of data, may incorporate biased or inaccurate data, and it is not possible or practicable to incorporate all relevant data into such technologies. The output or results of any such AI technologies may therefore be incomplete, erroneous, distorted or misleading. Further, AI tools may lack transparency as to how data is utilized and how outputs are generated. AI technologies may also allow the unintended introduction of vulnerabilities into infrastructures and applications. The Fund and its shareholders could be negatively impacted as a result of these risks associated with AI technologies. AI technologies and their current and potential future applications, and the regulatory frameworks within which they operate, continue to quickly evolve, and it is impossible to anticipate the full scope of future AI capabilities or rules and the associated risks to the Fund.
While the Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund in the setting of priorities, the personnel and resources available or the effectiveness of relevant controls. The Fund and its adviser seek to reduce these risks through controls, procedures and oversight, including establishing business continuity plans and risk management systems. However, there are inherent limitations in such plans and systems, including the possibility that certain risks that may affect the Fund have not been identified or may emerge in the future; that such plans and systems may not completely eliminate the occurrence or mitigate the effects of operational or information security disruptions or failures or of cybersecurity incidents; or that prevention and remediation efforts will not be successful or that incidents will go undetected. The Fund cannot control the systems, information security or other cybersecurity of the issuers in which it invests or its service providers, counterparties, and other third parties whose activities affect the Fund.
Lastly, the regulatory climate governing cybersecurity and data protection is developing quickly and may vary considerably across jurisdictions. Regulators continue to develop new rules and standards related to cybersecurity and data protection. Compliance with evolving regulations can be demanding and costly, requiring substantial resources to monitor and implement required changes.
Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.
Risk of Investing in the United States — A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States are changing many aspects of financial, commercial, public health, environmental, and other regulation and may have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future. Although elevated debt levels do not necessarily indicate or cause economic problems, elevated public debt service costs may constrain future economic growth.
The United States has developed increasingly strained relations with a number of foreign countries. If relations with certain countries deteriorate, it could adversely affect U.S. issuers as well as non‑U.S. issuers that rely on the United States for trade. The United States has also experienced increased internal political discord, as well as significant challenges in managing and containing the outbreak of COVID‑19. If these trends were to continue, it may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Stable Net Asset Value Risk — The Fund may not be able to maintain a stable NAV of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.
Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. In addition, notwithstanding that U.S. Treasury obligations are backed by the full faith and credit of the United States, circumstances could arise that could prevent the timely payment of interest or principal, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to the Fund and substantial negative consequences for the U.S. economy and the global financial system.
U.S. Government Obligations Risk — Not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law. In addition, circumstances could arise that could prevent

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the timely payment of interest or principal on U.S. Government obligations, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to the Fund and substantial negative consequences for the U.S. economy and the global financial system.
Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. Securities with floating or variable interest rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their coupon rates do not reset as high, or as quickly, as comparable market interest rates, and generally carry lower yields than fixed securities of the same maturity. These securities will not generally increase in value if interest rates decline. A decline in interest rates may result in a reduction in income received from variable and floating rate securities held by the Fund and may adversely affect the value of the Fund’s shares. Benchmark interest rates may not accurately track market interest rates. Although floating rate securities are less sensitive to interest rate risk than fixed-rate securities, they are subject to credit risk and default risk, which could impair their value.
When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
Other Risks of Investing in the Fund
The Fund may also be subject to certain other non-principal risks associated with its investments and investment strategies, including:
Expense Risk — Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.

Illiquid Investments Risk — The Fund’s liquid investments may become illiquid after purchase by the Fund, particularly during periods of market turmoil. There can be no assurance that a security or instrument that is deemed to be liquid when purchased will continue to be liquid for as long as it is held by the Fund. The Fund’s illiquid investments may reduce the returns of the Fund because it may be difficult to sell the illiquid investments at an advantageous time or price. The Fund may be unable to pay redemption proceeds within the time period stated in this prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.
Investment in Other Investment Companies Risk — As with other investments, investments in other investment companies, including exchange-traded funds, are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies (to the extent not offset by BFA through waivers). To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.
Large Shareholder and Large-Scale Redemption Risk — Certain shareholders, including a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, or another entity, may from time to time own or manage a substantial amount of Fund shares or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment or that the size of the Fund would be maintained. Redemptions of a large number of Fund shares by these shareholders may adversely affect the Fund’s liquidity and net assets. These redemptions may force the Fund to sell portfolio securities to meet redemption requests when it might not otherwise do so, which may negatively impact the Fund. In addition, large redemptions can result in the Fund’s current expenses being allocated over a smaller asset base, which generally could result in an increase in the Fund’s expense ratio.
Ownership Limitations Risk — If certain aggregate and/or fund-level ownership thresholds are reached through transactions undertaken by BFA, its affiliates or the Fund, or as a result of third-party transactions or actions by an issuer or regulator, the ability of BFA and its affiliates on behalf of clients (including the Fund) to purchase or dispose of investments, exercise rights or undertake business transactions may be restricted by law, regulation or rule or otherwise impaired. The capacity of the Fund to invest in certain securities or other assets may be affected by the relevant threshold limits, and such limitations may have adverse effects on the liquidity and performance of the Fund’s portfolio holdings.
For example, ownership limits may apply to securities whose issuers operate in certain regulated industries or in certain international markets. Such limits also may apply where the investing entity (such as the Fund) is subject to corporate or regulatory ownership restrictions or invests in certain futures or other derivative transactions. In certain circumstances, aggregate and/or fund-level amounts invested or voted by BFA and its affiliates for client funds and accounts managed by BFA (including the Fund) may not exceed the relevant limits without the grant of a license or

10

other regulatory or corporate approval, order, consent, relief or non-disapproval. However, there is no guarantee that permission will be granted, or that, once granted, it will not be modified or revoked at a later date with minimal or no notice. In other cases, exceeding such thresholds may cause BFA and its affiliates, the Fund or other client accounts to suffer disadvantages or business restrictions.
Ownership limitations are highly complex. It is possible that, despite BFA’s intent to either comply with or be granted permission to exceed ownership limitations, it may inadvertently breach a limit or violate the corporate or regulatory approval, order, consent, relief or non-disapproval that was obtained.
Reliance on Advisor Risk — The Fund is dependent upon services and resources provided by BFA, and therefore BFA’s parent, BlackRock, Inc. BFA is not required to devote its full time to the business of the Fund and there is no guarantee or requirement that any investment professional or other employee of BFA will allocate a substantial portion of his or her time to the Fund. The loss of, or changes in, BFA’s personnel could have a negative effect on the performance or the continued operation of the Fund.
For a description of the Fund’s policies and procedures with respect to disclosure of the Master Portfolio’s portfolio holdings, and a discussion of the Fund’s investments and risks, please refer to the Fund’s combined Statement of Additional Information (“SAI”).

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Account Information

Shareholder Information

Who is Eligible to Invest?
The minimum initial investment amount for Institutional Shares of the Fund is $100 million; however, in certain situations, this minimum initial investment amount may be reduced or waived. Please contact your shareholder servicing agent (“Shareholder Servicing Agent”) or State Street Bank and Trust Company, the Fund’s transfer agent (the “Transfer Agent”), for more information.
The Fund offers additional share classes with different expenses and expected returns, including share classes you may be eligible to purchase. Call 1-888-204-3956 (toll-free) for additional information.
In order to invest, a completed account application form must be submitted to, and processed by, your Shareholder Servicing Agent or the Transfer Agent and an account number assigned. You may be asked to provide information to verify your identity when opening an account.
Your Shareholder Servicing Agent may charge you a fee and may offer additional account services. Additionally, your Shareholder Servicing Agent may have procedures for placing orders for Institutional Shares that differ from those of the Fund, such as different investment minimums or earlier trading deadlines. Please contact your Shareholder Servicing Agent directly for more information and details.
Shares of the Fund are only registered for sale in the United States and certain of its territories. Consequently, the Fund generally does not accept investments from non-U.S. residents.
How to Buy Shares
The Fund is generally open Monday through Friday and is closed on weekends and generally closed on all other days that the primary markets for the Master Portfolio’s portfolio securities (i.e., the bond markets) are closed or the Fedwire Funds Service is closed. The holidays on which both the Fedwire and the bond markets are closed currently are: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Memorial Day, Juneteenth, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. The Fund is also closed on Good Friday.
To purchase shares of the Fund, you should contact your financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, Inc. (“BlackRock”) and its affiliates) (each, a “Financial Intermediary”), or, if you hold your shares through the Fund, you should contact the Fund by phone at 1‑888‑204‑3956, or by mail to State Street Bank and Trust Company, Attn: Quincy Nunnally-Transfer Agency, P.O. Box 5493, Boston, Massachusetts 02206. Orders must be received prior to the next NAV cut-off time to receive that NAV.
Your purchase order must be received in proper form by the Fund or State Street Bank and Trust Company prior to the deadlines noted below on any day the Fund is open (a “Business Day”) (or, if the Fund closes early, at such closing time) to receive that NAV. However, the Fund may also honor a purchase order if the Fund can verify that the purchase order was submitted to a Financial Intermediary that is an authorized agent of the Fund before the applicable deadline.
The Fund will open for business and begin accepting purchase orders at 8:30 a.m. (Eastern time) on any Business Day. Purchase orders for the Fund’s Institutional Shares must be received by 5:00 p.m. (Eastern time) on any Business Day.
Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by The Securities Industry Financial Markets Association (“SIFMA”)) or the Federal Reserve Bank of Philadelphia or the New York Stock Exchange (the “NYSE”) closes early1, the Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day.
Orders received after the applicable deadline for the Fund on any Business Day (or, if the Fund closes early, at such closing time) will be cancelled.
Payment for Institutional Shares of the Fund may be made only in federal funds or other immediately available funds. You may be charged for any costs incurred, including any costs incurred to recompute the Fund’s NAV, in connection with a purchase order that has been placed but for which the Fund has not received full payment by the close of the federal funds wire (normally 6:00 p.m. Eastern time) on the day the purchase order was placed. This payment deadline may be extended by one Business Day where a purchase order is processed through certain

[1]
SIFMA currently recommends an early close for the bond markets on the following dates: May 22, July 2, November 27, December 24 and December 31, 2026 and March 26, 2027. The NYSE will close early on November 27 and December 24, 2026.

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electronic platforms where same-day cash settlement is impracticable. The Fund will notify a shareholder or Financial Intermediary if its purchase order or payment was not received by an applicable deadline.
The Fund reserves the right to suspend or discontinue the offer and sale of its shares and reject or cancel any purchase order for any reason.
How to Sell Shares
To redeem shares of the Fund, you should contact your Financial Intermediary or financial professional, or, if you hold your shares through the Fund, you should contact the Fund by phone at 1-888-204-3956, or by mail to State Street Bank and Trust Company, Attn: Quincy Nunnally-Transfer Agency, P.O. Box 5493, Boston, Massachusetts 02206. Redemption orders may be placed either in number of shares or in dollars.
The Fund will open for business and begin accepting redemption orders at 8:30 a.m. (Eastern time) on any Business Day. The Fund will accept redemption orders until 5:00 p.m. (Eastern time) on any Business Day.
Your redemption order must be received in proper form by State Street Bank and Trust Company or your Shareholder Servicing Agent pursuant to an appropriate agreement by the applicable deadline (or, if the Fund closes early, by such closing time) to sell shares at that NAV. Orders received after the applicable deadline for the Fund on any Business Day (or, if the Fund closes early, at such closing time) will be cancelled.
If redemption orders are received by State Street Bank and Trust Company on a Business Day by the established deadlines, payment for redeemed Fund shares will typically be wired in federal funds on that same day. The Fund can delay payment for one Business Day.
If you purchased shares through a Financial Intermediary that entity may have its own earlier deadlines for the receipt of the redemption order.
Where a redemption order is processed through certain electronic platforms where same-day cash settlement is impracticable, payment for redeemed shares will generally be delayed by one Business Day. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed by one additional Business Day.
Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, the Fund may advance the time on that day by which a redemption order must be placed so that it will be effected that day.
The Fund reserves the right to redeem your shares automatically and close your account for any reason, subject to applicable law, and send you the proceeds. For example, the Fund may redeem your shares automatically to reimburse the Fund for any losses sustained by reason of your failure to make full payment for shares purchased or to collect any charge relating to a transaction effected for your benefit that is applicable to the Fund’s shares, as provided from time to time in this prospectus. In addition, the Fund reserves the right to send your redemption proceeds in the form of securities from the Master Portfolio. Any such redemption shall be effected at the NAV next determined after the redemption order is entered.
Under normal and stressed market conditions, the Fund typically expects to meet redemption requests by using cash or cash equivalents in its portfolio or by selling portfolio assets to generate additional cash.
Special Instructions for Direct Buyers
A direct buyer who has established an account with the Fund can add to or redeem from that account by phone or through the mail.

∎
To add or redeem shares by phone, call 1‑888‑204‑3956 between 8:30 a.m. and 5:00 p.m. Eastern time on any Business Day (or, if the Fund closes early, at such closing time). The Transfer Agent will employ procedures designed to confirm that your order is valid. These may include asking for identifying information and recording the phone call. Neither the Transfer Agent nor the Fund may be held liable for acting on telephone instructions that the Transfer Agent reasonably believes to be valid. For redemptions, the Transfer Agent will wire proceeds directly to your designated bank account.(1)

For purchases, you should instruct your bank to wire funds as follows:
State Street Bank and Trust Company
ABA # 011000028
Attn: Transfer Agent
Account # DDA 00330860
For Further Credit to: BlackRock Funds III

(1)
The following procedures are intended to help prevent fraud. If you wish to make a change to your list of authorized traders, you must provide a written request signed by an authorized signer on your account. If you wish to change your bank wire instructions or list of authorized signers, you must make your request in writing and include a medallion signature guarantee and provide a corporate resolution of a recent date or other documentation as determined by the Transfer Agent. You can obtain a medallion signature guarantee from most banks and securities dealers. A medallion signature guarantee is not a notarized signature.

13

Shareholder Account Name:
Shareholder Account Number:
Fund Share Class Numbers:
1107 (BlackRock Cash Funds: Treasury — Institutional Shares)

∎
To redeem shares by mail, indicate the dollar amount you wish to receive or the number of shares you wish to sell in your order to sell. Include the Fund’s Share Class number and your account and taxpayer identification numbers. All account signatories must sign the order.

∎	A direct buyer can ask the Transfer Agent to wire proceeds directly to its designated bank account.(2)
Additional Purchase and Redemption Information
Upon receipt of a proper redemption request submitted in a timely manner and otherwise in accordance with the redemption procedures set forth in this prospectus, the Fund will redeem the requested shares and make a payment to you in satisfaction thereof no later than the Business Day following the redemption request.
The Fund may postpone and/or suspend redemption and payment beyond one Business Day only as follows:
a. For any period during which there is a non-routine closure of the Federal Reserve wire system or applicable Federal Reserve Banks;
b. For any period (1) during which the NYSE is closed other than customary week-end and holiday closings or (2) during which trading on the NYSE is restricted;
c. For any period during which an emergency exists as a result of which (1) disposal of securities owned by the Fund is not reasonably practicable or (2) it is not reasonably practicable for the Fund to fairly determine the NAV of shares of the Fund;
d. For any period during which the SEC has, by rule or regulation, deemed that (1) trading shall be restricted or (2) an emergency exists;
e. For any period that the SEC may by order permit for your protection; or
f. For any period during which the Fund, as part of a necessary liquidation of the Fund, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws (as discussed below).
If the Board, including a majority of the non-interested Trustees, determines either that (1) the Fund has invested, at the end of a business day, less than 10% of its total assets in weekly liquid assets, or (2) the Fund’s calculated NAV per share has deviated from $1.00 or such deviation is likely to occur; then the Board, subject to certain conditions, may in the case that the Board has determined to liquidate the Fund irrevocably, suspend redemptions and payment of redemption proceeds in order to facilitate the permanent liquidation of the Fund in an orderly manner. If this were to occur, it would likely result in a delay in your receipt of your redemption proceeds.
The Fund reserves the right to advance the time for accepting purchase or redemption orders on any day when the NYSE, bond markets (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia closes early, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. See “How to Buy Shares” and “How to Sell Shares” for further information. In addition, the Board may, for any Business Day, decide to change the time as of which the Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.
In the event the bond markets do not open for business because of an emergency or other unanticipated event, the Fund may, but is not required to, open for purchase or redemption transactions if the Fedwire Funds Service is open. To learn whether the Fund is open for business during an emergency or an unanticipated bond market closing, please call (800) 441-7450.
Under certain circumstances, if no activity occurs in an account within a time period specified by state law, a shareholder’s shares in the Fund may be transferred to that state.
Distribution and Shareholder Servicing Payments

Plan Payments
The Fund has adopted a shareholder servicing plan for certain share classes of the Fund (the “Plan”) that allows the Fund to pay shareholder servicing fees for certain services provided to its shareholders for such share classes.

(2)
To help prevent fraud, if you direct the sale proceeds to someone other than your account’s owner of record, to an address other than your account’s address of record or to a bank not designated previously, you must make your request in writing and include a medallion signature guarantee and provide a corporate resolution of a recent date or other documentation as determined by the Transfer Agent. You can obtain a medallion signature guarantee from most banks and securities dealers. A medallion signature guarantee is not a notarized signature.

14

The shareholder servicing fees payable pursuant to the Plan are paid to compensate Financial Intermediaries for the administration and servicing of shareholder accounts and are not costs which are primarily intended to result in the sale of the Fund’s shares. Because the fees paid by the Fund under the Plan are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment in the shares of the Fund and may cost you more than paying other types of sales charges.
Other Payments by the Fund
In addition to shareholder servicing fees that the Fund may pay to a Financial Intermediary pursuant to the Plan and fees the Fund pays to its transfer agent, BFA, on behalf of the Fund, may enter into non-Plan agreements with affiliated and unaffiliated Financial Intermediaries pursuant to which the Fund will pay a Financial Intermediary for administrative, networking, recordkeeping, sub-transfer agency, sub-accounting and/or shareholder services. These non-Plan payments are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a Financial Intermediary or (2) a fixed dollar amount for each account serviced by a Financial Intermediary. The aggregate amount of these payments may be substantial.
Other Payments by BlackRock
From time to time, BFA, the Fund’s distributor or their affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency, sub-accounting and shareholder services described above at its or their own expense and out of its or their profits. BFA, the Fund’s distributor and their affiliates may also compensate affiliated and unaffiliated Financial Intermediaries for the sale and distribution of shares of the Fund. These payments would be in addition to the Fund payments described in this prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Financial Intermediary, may be based on a percentage of the value of shares sold to, or held by, customers of the Financial Intermediary or may be calculated on another basis. The aggregate amount of these payments by BFA, the Fund’s distributor and their affiliates may be substantial and, in some circumstances, may create an incentive for a Financial Intermediary, its employees or associated persons to recommend or sell shares of the Fund to you.
Please contact your Financial Intermediary for details about payments it may receive from the Fund or from BFA, the Fund’s distributor or their affiliates. For more information, see the SAI.
Calculating the Share Price

The price you pay when you purchase or redeem the Fund’s shares is the NAV next determined after confirmation of your order.
The share price of Institutional Shares of the Fund is calculated by dividing the value of the net assets of the Fund attributable to Institutional Shares (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of such share class. The NAV per share is generally rounded to the nearest cent for the Fund.
The Fund’s NAV per share is calculated on each Business Day based on the NAV of the Master Portfolio. Generally, trading in U.S. Government securities, short-term debt securities, and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Master Portfolio’s shares are determined as of such times.
In computing NAV, the Master Portfolio uses the amortized cost method of valuation, meaning that the calculation is based on a valuation of the assets held by the Master Portfolio at cost, with an adjustment for any discount or premium on a security at the time of purchase. The Fund’s SAI includes more information about the methods for valuing the Master Portfolio’s investments.
The NAV of the Fund is determined on each Business Day as of 5:00 p.m. Eastern time (or, if the Fund closes early, at such closing time).
Fund Distributions

The Fund declares distributions of its net investment income daily and distributes them monthly to shareholders. The Fund distributes its net realized capital gains, if any, to shareholders at least annually. Distributions payable to you by the Fund will be automatically reinvested in additional shares of the Fund unless you have elected to receive distribution payments in cash.
You begin earning distributions on your shares the day your purchase order takes effect. You continue earning daily distributions on your shares up to but not including the date you sell them.
The Fund credits distributions earned on weekends and holidays to the preceding Business Day. If you sell shares before the monthly distribution payment date, the Fund remits any distributions declared but not yet paid on the next

15

distribution payment date. If you sell all shares before the monthly distribution payment date, the Fund remits all distributions accrued with the sale proceeds.
Short-Term Trading Policy

Market timing is an investment technique involving frequent short-term trading of mutual fund shares designed to exploit market movements or inefficiencies in the way a mutual fund prices its shares. The Boards of Trustees of the Trust and MIP have evaluated the risks of market timing activities by the Fund’s shareholders and have determined that due to (i) the nature of the Fund’s portfolio holdings; (ii) the nature of the Fund’s shareholders; and (iii) the Fund’s policy of seeking to maintain the Fund’s NAV per share at $1.00 each day, it is unlikely that (a) market timing would be attempted by the Fund’s shareholders or (b) any attempts to market time the Fund by shareholders would result in a negative impact to the Fund or its shareholders. As a result, the Boards of Trustees of the Trust and MIP have not adopted policies and procedures to deter short-term trading in the Fund. There can be no assurances, however, that the Fund may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.
Federal Taxes

The following discussion regarding U.S. federal income taxes is based upon laws in effect as of the date of this prospectus and summarizes only some of the important U.S. federal income tax considerations affecting the Fund and its U.S. shareholders. This discussion is not intended as a substitute for careful tax planning. Please see the Fund’s SAI for additional U.S. federal income tax information.
Distributions from your Fund’s net investment income and net realized capital gains are taxable, whether you choose to receive them in cash or automatically reinvest them in additional Fund shares. The amount of taxes you owe will vary depending on your tax status and based on the amount and character of the Fund’s distributions to you and your tax rate.
Distributions from the Fund generally are taxable as follows:

Distribution Type	Tax Status

Income	Ordinary income(1)

Short-term capital gain	Ordinary income

Long-term capital gain	Long‑term capital gain(2)

(1)  Distributions from the Fund paid to corporate shareholders will not qualify for the dividends-received deduction generally available to corporate taxpayers. Since the Fund’s income is derived from sources that do not pay “qualified dividend income,” income distributions from the net investment income of the Fund generally will not qualify for taxation at the maximum 20% U.S. federal income tax rate available to individuals on qualified dividend income.

(2) Normally, the Fund does not expect to realize or distribute a significant amount of long-term capital gains (if any).
Provided the Fund is able to maintain a constant NAV per share of $1.00, sales of the Fund’s shares generally will not result in taxable gain or loss. After the end of each year, the Fund will send to you a notice that tells you how much you have received in distributions during the year and their U.S. federal income tax status. You could also be subject to foreign, state and local taxes on such distributions.
In certain circumstances, you may be subject to backup withholding taxes on distributions to you from the Fund if you fail to provide the Fund with your correct social security number or other taxpayer identification number, or to make required certifications, or if you have been notified by the U.S. Internal Revenue Service (“IRS”) that you are subject to backup withholding.
Your dividends and redemption proceeds will be subject to backup withholding tax if you have not provided a taxpayer identification number or social security number or the number you have provided is incorrect.
A 3.8% Medicare tax is imposed on the net investment income (which includes, but is not limited to, interest, dividends and net gain from investments) of U.S. individuals with income exceeding $200,000, or $250,000 if married filing jointly, and of trusts and estates.
If you are neither a tax resident nor a citizen of the United States or if you are a foreign entity (other than a pass-through entity to the extent owned by U.S. persons), the Fund’s ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies. However, certain distributions reported by the Fund as capital gain dividends, interest-related dividends or short-term capital gain dividends and paid to a foreign shareholder may be eligible for an exemption from U.S. withholding tax.

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Separately, a 30% withholding tax is currently imposed on U.S.-source dividends, interest and other income items paid to (i) certain foreign financial institutions and investment funds, and (ii) certain other foreign entities. To avoid withholding, foreign financial institutions and investment funds will generally either need to (a) collect and report to the IRS detailed information identifying their U.S. accounts and U.S. account holders, comply with due diligence procedures for identifying U.S. accounts and withhold tax on certain payments made to noncomplying foreign entities and account holders or (b) if an intergovernmental agreement is entered into and implementing legislation is adopted, comply with the agreement and legislation. Other foreign entities will generally either need to provide detailed information identifying each substantial U.S. owner or certify there are no such owners.
This section summarizes some of the consequences under current federal tax law of an investment in the Fund. It is not a substitute for individualized tax advice. Consult your tax adviser about the potential tax consequences of an investment in the Fund under all applicable tax laws.
Tax considerations for tax‑exempt or foreign investors or those holding Fund shares through a tax‑deferred account, such as a 401(k) plan or Individual Retirement Account, are generally different. For example, shareholders that are exempt from U.S. federal income tax, such as retirement plans that are qualified under Section 401 of the Internal Revenue Code generally are not subject to U.S. federal income tax on Fund dividends or distributions or on sales of Fund shares. Because each investor’s tax circumstances are unique and because tax laws are subject to change, you should consult your tax adviser about your investment.
Master/Feeder Mutual Fund Structure

The Fund does not have its own investment adviser. Instead, the Fund invests all of its assets in the Master Portfolio, which has an investment objective, strategies and policies substantially identical to those of the Fund. BFA serves as investment adviser to the Master Portfolio. The Master Portfolio may accept investments from other feeder funds. Certain actions involving other feeder funds, such as a substantial withdrawal, could affect the Master Portfolio and, therefore, the Fund.
Feeder Fund Expenses
Feeder funds, including the Fund, bear their respective master portfolio’s expenses in proportion to the amount of assets each invests in the master portfolio. The feeder fund can set its own transaction minimums, fund-specific expenses and conditions.
Feeder Fund Rights
Under the master/feeder structure, the Board retains the right to withdraw the Fund’s assets from the Master Portfolio if it believes doing so is in the best interests of the Fund’s shareholders. If the Board decides to withdraw the Fund’s assets, it would then consider whether the Fund should hire its own investment adviser, invest in another master portfolio or take other action.

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Management of the Fund

Investment Adviser

The Fund is a “feeder” fund that invests all of its assets in the Master Portfolio that has an investment objective, strategies and policies substantially identical to those of the Fund. BFA, a registered investment adviser, serves as investment adviser to the Master Portfolio. BFA manages the investment of the Master Portfolio’s assets and provides the Master Portfolio with investment guidance and policy direction in connection with daily portfolio management, subject to the supervision of MIP’s Board of Trustees. For its services to the Master Portfolio, BFA is entitled to receive a management fee at the annual rate of 0.10% of the Master Portfolio’s average daily net assets. BFA has contractually agreed to waive 0.03% of its management fee through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP or by a vote of a majority of the outstanding voting securities of the Treasury Master Portfolio. BFA and BlackRock Advisors, LLC (“BAL”), the Fund’s administrator, have voluntarily agreed to waive a portion of their respective fees and/or reimburse operating expenses to enable the Fund and Master Portfolio to maintain minimum levels of daily net investment income. BFA and BAL may discontinue this waiver and/or reimbursement at any time without notice.
For the fiscal year ended December 31, 2025, BFA received a management fee, net of management fee waivers, at an annual rate as a percentage of average daily net assets of the Master Portfolio as follows:

Master Portfolio	Management Fee Rates (Net of Applicable Waivers)

Treasury Money Market Master Portfolio	0.07%
BFA is located at 400 Howard Street, San Francisco, California 94105. BFA is an indirect majority-owned subsidiary of BlackRock. As of March 31, 2026, BFA and its affiliates had approximately $13.9 trillion in investment company and other portfolio assets under management.
A discussion regarding the basis for MIP’s Board of Trustees’ approval of the investment advisory agreement with BFA is available in the Fund’s reports filed on Form N-CSR for the fiscal period ended June 30, 2025.
From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Master Portfolio are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Master Portfolio.
Administrative Services

BAL provides the following services, among others, as the Fund’s administrator:

∎	Supervises the Fund’s administrative operations;

∎	Provides or causes to be provided management reporting and treasury administration services;

∎	Financial reporting;

∎	Legal, blue sky and tax services;

∎	Preparation of proxy statements and shareholder reports; and

∎	Engaging and supervising the shareholder servicing agents on behalf of the Fund.
BAL is entitled to receive fees for these services at the annual rate of 0.05% of the average daily net assets of Institutional Shares of the Fund. In addition to performing these services, BAL has agreed to bear all costs of operating the Fund, other than brokerage expenses, advisory fees, any 12b-1 fees, certain fees and expenses related to the Trust’s trustees who are not “interested persons” of the Fund or the Trust as defined in the 1940 Act and their counsel, auditing fees, litigation expenses, taxes or extraordinary expenses. No additional administration fees are charged at the Master Portfolio level.

18

Conflicts of Interest

The investment activities of BFA and its affiliates (including BlackRock, Inc. and its subsidiaries (collectively, the “Affiliates”)), and their respective directors, officers or employees, in managing their own accounts and other accounts, may present conflicts of interest that could disadvantage the Fund and its shareholders.
BFA and its Affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and in the ordinary course of business may engage in activities in which their interests or the interests of other clients may conflict with those of the Fund. BFA and its Affiliates act, or may act, as an investor, research provider, investment manager, commodity pool operator, commodity trading advisor, financier, underwriter, adviser, trader, lender, index provider, agent and/or principal. BFA and its Affiliates may have other direct and indirect interests in securities, currencies, commodities, derivatives and other assets in which the Fund may directly or indirectly invest.
BFA and its Affiliates may engage in proprietary trading and advise accounts and other funds that have investment objectives similar to those of the Fund and/or that engage in and compete for transactions in the same or similar types of securities, currencies and other assets as are held by the Fund. This may include transactions in securities issued by other open-end and closed-end investment companies, including investment companies that are affiliated with the Fund and BFA, to the extent permitted under the Investment Company Act. The trading activities of BFA and its Affiliates are carried out without reference to positions held directly or indirectly by the Fund. These activities may result in BFA or an Affiliate having positions in assets that are senior or junior to, or that have interests different from or adverse to, the assets held by the Fund.
The Fund may invest in securities issued by, or engage in other transactions with, entities with which an Affiliate has significant debt or equity investments or other interests. The Fund may also invest in issuances (such as debt offerings or structured notes) for which an Affiliate is compensated for providing advisory, cash management or other services. The Fund also may invest in securities of, or engage in other transactions with, entities for which an Affiliate provides or may provide research coverage or other analysis.
An Affiliate may have business relationships with, and receive compensation from, distributors, consultants or others who recommend the Fund or who engage in transactions with or for the Fund.
Neither BFA nor any Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Fund. As a result, an Affiliate may compete with the Fund for appropriate investment opportunities. The results of the Fund’s investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate. It is possible that the Fund could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.
In addition, the Fund may enter into transactions in which BFA or an Affiliate or their directors, officers, employees or clients have an adverse interest. The Fund may be adversely impacted by the effects of transactions undertaken by BFA or an Affiliate or their directors, officers, employees or clients.
From time to time, BFA or its advisory clients (including other funds and accounts) may, subject to compliance with applicable law, purchase and hold shares of the Fund. The price, availability, liquidity, and (in some cases) expense ratio of the Fund may be impacted by purchases and sales of the Fund by BFA or its advisory clients.
The Fund’s activities may be limited because of regulatory restrictions applicable to BFA or an Affiliate or their policies designed to comply with such restrictions.
Under a securities lending program approved by the MIP’s Board of Trustees, MIP, on behalf of the Master Portfolio, has retained BlackRock Institutional Trust Company, N.A., an Affiliate of BFA, to serve as its securities lending agent for the Master Portfolio to the extent that it participates in the securities lending program. For these services, the securities lending agent will receive a fee from the Master Portfolio based on the returns earned on the Master Portfolio’s lending activities, including the investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates may be among the entities to which the Master Portfolio may lend its portfolio securities under the securities lending program.
BFA and its Affiliates may benefit from a fund using a BlackRock index by creating increasing acceptance in the marketplace for such indexes. BFA and its Affiliates are not obligated to license an index to a fund, and no fund is under an obligation to use a BlackRock index. The terms of a fund’s index licensing agreement with BFA or its Affiliates may not be as favorable as the terms offered to other licensees.
The activities of BFA and its Affiliates and their respective directors, officers or employees, may give rise to other conflicts of interest that could disadvantage the Fund and its shareholders. BFA has adopted policies and procedures designed to address these potential conflicts of interest. Please see the SAI for further information.

19

Financial Highlights

The financial highlights table is intended to help investors understand the Fund’s financial performance for the periods shown. Certain information reflects financial results for a share of the Fund. The total returns in the table represents the rate of return that an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and/or distributions. The information has been audited by PricewaterhouseCoopers LLP, whose report along with the Fund’s audited financial statements, is included in the Fund’s Annual Financial Statements and Additional Information for the fiscal year ended December 31, 2025, as filed with the SEC on Form N-CSR, which is available upon request and at www.blackrock.com.

	BlackRock Cash Funds: Treasury
	Institutional
(For a share outstanding throughout each period)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22		Year Ended 12/31/21
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00		$1.00
Net investment income	0.0416	0.0507	0.0494	0.0155		0.0001
Net realized and unrealized gain	0.0001	0.0001 (a)	0.0000 (a)	0.0000	(a)(b)	0.0000	(a)
Net increase from investment operations	0.0417	0.0508	0.0494	0.0155		0.0001
Distributions(c)
From net investment income	(0.0416)	(0.0507)	(0.0494)	(0.0155)		(0.0001)
From net realized gain	(0.0001)	(0.0001)	—	(0.0000	)(d)	(0.0000	)(d)
Total distributions	(0.0417)	(0.0508)	(0.0494)	(0.0155)		(0.0001)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00		$1.00
Total Return(e)
Based on net asset value	4.24%	5.20%	5.05%	1.56%		0.01%
Ratios to Average Net Assets
Total expenses	0.12%	0.12%	0.12%	0.12%		0.12%
Total expenses after fees waived and/or reimbursed	0.12%	0.12%	0.12%	0.12%		0.06%
Net investment income	4.15%	5.09%	5.01%	1.46%		0.00	%(f)
Supplemental Data
Net assets, end of year (000)	$5,773,223	$5,724,776	$6,978,477	$4,071,845		$4,357,983
(a)  Amount is less than $0.00005 per share.
(b)  The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)   Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)  Amount is greater than $(0.00005) per share.
(e)  Where applicable, assumes the reinvestment of distributions.
(f)   Amount is less than 0.005%.

20

General Information

Shareholder Documents

Electronic Access to Annual and Semi-Annual Reports, Annual and Semi-Annual Financial Statements and Additional Information and Prospectuses
Electronic copies of most financial reports and prospectuses are available on BlackRock’s website at www.blackrock.com/prospectus/cash.
Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages: Please contact your Financial Intermediary. Please note that not all investment advisers, banks or brokerages may offer this service.
Delivery of Shareholder Documents
The Fund delivers only one copy of shareholder documents, including prospectuses, shareholder reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is known as “householding” and is intended to eliminate duplicate mailings and reduce expenses. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund’s Transfer Agent at (888) 204-3956.
Certain Fund Policies

Anti-Money Laundering Requirements
The Fund is subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, the Fund is required to obtain sufficient information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of Financial Intermediaries. Such information may be verified using third-party sources. This information will be used only for compliance with the Patriot Act or other applicable laws, regulations and rules in connection with money laundering, terrorism or economic sanctions.
The Fund reserves the right to reject purchase orders from persons who have not submitted information sufficient to allow the Fund to verify their identity. The Fund also reserves the right to redeem any amounts in the Fund from persons whose identity it is unable to verify on a timely basis. It is the Fund’s policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your Financial Intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our website.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law, or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

21

Statement of Additional Information

If you would like further information about the Fund, including how it invests, please see the SAI.
For a discussion of the Fund’s policies and procedures regarding the selective disclosure of its portfolio holdings, please see the SAI. The Fund makes its holdings available on a monthly basis at www.blackrock.com, generally within 5 business days after the end of the month to which the information applies.

22

Glossary

This glossary contains an explanation of some of the common terms used in this prospectus. For additional information about the Fund, please see the SAI.
Annual Class Operating Expenses — expenses that cover the costs of operating a share class of the Fund.
Daily Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) securities that will mature, as determined without reference to the maturity shortening provisions of Rule 2a-7 regarding interest rate readjustments, or are subject to a demand feature that is exercisable and payable within one business day; and (iv) amounts receivable and due unconditionally within one business day on pending sales of portfolio securities.
Distribution Fees — fees used to support the Fund’s marketing and distribution efforts, such as compensating financial professionals and other financial intermediaries, advertising and promotion.
Dollar-Weighted Average Life — the dollar-weighted average maturity of the Fund’s portfolio calculated without reference to the exceptions used for variable or floating rate securities regarding the use of the interest rate reset dates in lieu of the security’s actual maturity date. “Dollar-weighted” means the larger the dollar value of a debt security based on its market value in the Fund, the more weight it gets in calculating this average.
Dollar-Weighted Average Maturity — the average maturity of the Fund is the average amount of time until the organizations that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of a debt security based on its market value in the Fund, the more weight it gets in calculating this average. To calculate the dollar-weighted average maturity, the Fund may treat a variable or floating rate security as having a maturity equal to the time remaining to the security’s next interest rate reset date or the period remaining until the principal amount can be recovered through demand rather than the security’s actual maturity.
Eligible Securities — Applicable Eligible Securities include:

∎	securities with a remaining maturity of 397 calendar days or less (with certain exceptions) that BFA determines present minimal credit risks to the fund after considering certain factors;

∎	securities issued by other registered investment companies that are money market funds; or

∎	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.
Management Fee — a fee paid to BFA for managing the Master Portfolio.
Other Expenses — include accounting, administration, transfer agency, custody, professional and registration fees.
Shareholder Servicing Fees — fees used to compensate securities dealers and other financial intermediaries for certain shareholder servicing activities.
Weekly Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) U.S. Government securities issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S. Congress, that are issued at a discount to the principal amount to be repaid at maturity without provision for the payment of interest and have a remaining maturity of 60 days or less; (iv) securities that will mature, as determined without reference to the maturity shortening provisions of Rule 2a-7 regarding interest rate readjustments, or are subject to a demand feature that is exercisable and payable within five business days; and (v) amounts receivable and due unconditionally within five business days on pending sales of portfolio securities.

23

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For More Information

Fund and Service Providers

THE FUND
BlackRock Funds III
BlackRock Cash Funds: Treasury
400 Howard Street
San Francisco, California 94105
1-888-204-3956
MANAGER
BlackRock Fund Advisors
400 Howard Street
San Francisco, California 94105
TRANSFER AGENT
State Street Bank and Trust Company
Attn: Quincy Nunnally-Transfer Agency
1776 Heritage Drive
JAB/3
North Quincy, MA 02171
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
Two Commerce Square
2001 Market Street
Suite 1800
Philadelphia, Pennsylvania 19103
ACCOUNTING SERVICES PROVIDER
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, Massachusetts 02114-2016
DISTRIBUTOR
BlackRock Investments, LLC
50 Hudson Yards
New York, New York 10001
CUSTODIAN
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, Massachusetts 02114-2016
COUNSEL
Ropes & Gray LLP
1211 Avenue of Americas
New York, New York 10036

Additional Information

This prospectus contains important information you should know before investing, including information about risks. Read it carefully and keep it for future reference. More information about BlackRock Funds III is available at no charge upon request. This information includes:
Annual/Semi-Annual Reports and Form N-CSR
The Fund’s annual and semi-annual reports and Form N-CSR contain additional information about the Fund’s investments. In Form N-CSR, you will find the Fund’s financial statements.
Statement of Additional Information
A Statement of Additional Information (“SAI”), dated April 30, 2026, has been filed with the Securities and Exchange Commission (the “SEC”). The SAI, which includes additional information about the Fund, may be obtained free of charge, along with the Fund’s annual and semi-annual reports and other information such as Fund financial statements, by calling 1-888-204-3956 on any business day. The SAI, as amended and/or supplemented from time to time, is incorporated by reference into this prospectus.
Questions
If you have any questions about the Fund, please call: 1‑888‑204‑3956 (toll-free) 8:30 a.m. to 6:00 p.m. (Eastern time) on any business day.
World Wide Web
General fund information and specific fund performance, including the SAI, annual/semi-annual reports and other information such as Fund financial statements, can be accessed free of charge at www.blackrock.com/cash. Mutual fund prospectuses and literature can also be requested via this website.
Written Correspondence
State Street Bank and Trust Company
Attn: Quincy Nunnally-Transfer Agency
P.O. Box 5493
Boston, Massachusetts 02206
Overnight Mail
State Street Bank and Trust Company
Attn: Quincy Nunnally-Transfer Agency
1776 Heritage Drive
JAB/3
North Quincy, Massachusetts 02171
Portfolio Characteristics and Holdings
A description of the Fund’s policies and procedures related to disclosure of portfolio characteristics and holdings is available in the SAI.
For information about portfolio holdings and characteristics, BlackRock fund shareholders and prospective investors may call 1‑888‑204‑3956.
Securities and Exchange Commission
You may also view and copy public information about the Fund, including the SAI, by visiting the EDGAR database on the SEC’s website (http://www.sec.gov). Copies of this information can be obtained, for a duplicating fee, by electronic request at the following e‑mail address: publicinfo@sec.gov.
You should rely only on the information contained in this prospectus. No one is authorized to provide you with information that is different from information contained in this prospectus.
The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
INVESTMENT COMPANY ACT FILE # 811‑07332

PRO-CF-INST-0426

APRIL 30, 2026

Prospectus

BlackRock Funds III | Select Shares

•	BlackRock Cash Funds: Treasury
Select: BRSXX

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured • May Lose Value • No Bank Guarantee

Fund Overview	Key facts and details about the Fund listed in this prospectus, including investment objective, principal strategies, risk factors, fee and expense information, and historical performance information

	Investment Objective	3

	Fees and Expenses of the Fund	3

	Principal Investment Strategies of the Fund	3

	Principal Risks of Investing in the Fund	4

	Performance Information	6

	Investment Adviser	6

	Purchase and Sale of Fund Shares	6

	Tax Information	7

	Payments to Broker/Dealers and Other Financial Intermediaries	7

Details About the Fund	Information about how the Fund invests, including investment objective, investment processes, principal strategies and risk factors

	How The Fund Invests	8

	Investment Risks	9

Account Information	Information about account services, shareholder transactions, and distribution and other payments

	Shareholder Information	13

	Distribution and Shareholder Servicing Payments	16

	Calculating the Share Price	16

	Fund Distributions	17

	Short-Term Trading Policy	17

	Federal Taxes	17

	Master/Feeder Mutual Fund Structure	18

Management of the Fund	Information about BFA

	Investment Adviser	20

	Administrative Services	20

	Conflicts of Interest	21

Financial Highlights	Financial Performance of the Fund	22

General Information	Shareholder Documents	23

	Certain Fund Policies	23

	Statement of Additional Information	24

Glossary	Glossary of Investment Terms	25

For More Information	Fund and Service Providers	Inside Back Cover

Additional Information	Back Cover

Fund Overview

Key Facts About BlackRock Cash Funds: Treasury
Investment Objective

The investment objective for BlackRock Cash Funds: Treasury (the “Fund”), a series of BlackRock Funds III (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell Select Shares of BlackRock Cash Funds: Treasury. You may pay other fees, such as brokerage commissions and other fees to your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock Fund Advisors (“BFA”) and its affiliates) (each, a “Financial Intermediary”), which are not reflected in the table and example below.

Annual Class Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)[1]	Select Shares*
Management Fee[1,2]	0.10%
Distribution and/or Service (12b‑1) Fees	None
Other Expenses	0.15%
Administration Fees[2]	0.15%
Independent Expenses[3]	—
Total Annual Fund Operating Expenses	0.25%
Fee Waivers and/or Expense Reimbursements[2,3]	(0.05)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2,3]	0.20%

*	Fund currently active, but no assets in share class as of December 31, 2025.

[1]
The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and Treasury Money Market Master Portfolio (the “Treasury Master Portfolio”), a series of Master Investment Portfolio (“MIP”), in which the Fund invests. Management fees are paid by Treasury Master Portfolio.

[2]
BFA has contractually agreed to waive a portion of its management fee payable by the Treasury Master Portfolio through June 30, 2027. BlackRock Advisors, LLC (“BAL”), the administrator of the Fund, has contractually agreed to waive a portion of its administration fees through June 30, 2027. After giving effect to such contractual waivers, the management fee will be 0.07% and the administration fees will be 0.13%. The contractual management fee waiver may not be terminated prior to July 1, 2027 unless approved by a majority of the non-interested trustees of MIP (with 90 days’ notice) or by a vote of the majority of outstanding voting securities of MIP. The contractual administration fee waiver may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[3]
Independent Expenses consist of the Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund and Treasury Master Portfolio. BAL, the administrator to the Fund, and BFA, the investment adviser to Treasury Master Portfolio, have contractually agreed to reimburse, or provide offsetting credits to, the Fund and Treasury Master Portfolio, as applicable, for Independent Expenses through June 30, 2027. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to July 1, 2027 unless approved by a majority of the non-interested trustees of the Trust or MIP, as applicable, (with 90 days’ notice) or by a vote of the majority of outstanding voting securities of the Fund or MIP, as applicable.

Example:
This Example is intended to help you compare the cost of investing in Select Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Select Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Select Shares’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Select Shares	$20	$75	$136	$313
Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment objective by investing at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other direct obligations of the U.S. Treasury, and repurchase agreements secured by such obligations or cash. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. In addition, the Fund may invest in variable and floating rate instruments and transact in securities on a when-issued, delayed delivery or forward commitment basis.

3

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations of the U.S. Treasury, and repurchase agreements secured by such obligations. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.
U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. The principal and interest of all securities held by the Fund are payable in U.S. dollars.
The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a‑7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission.
The Fund is a “feeder” fund that invests all of its investable assets in Treasury Master Portfolio of MIP, which has the same investment objective and strategies as the Fund. All investments are made at the Treasury Master Portfolio level. This structure is sometimes called a “master/feeder” structure. The Fund’s investment results will correspond directly to the investment results of Treasury Master Portfolio. For simplicity, the prospectus uses the name of the Fund or the term “Fund” (as applicable) to include Treasury Master Portfolio.
Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress. The following is a summary description of principal risks of investing in the Fund. The relative significance of each risk factor below may change over time and you should review each risk factor carefully.

∎
Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. Very low or negative interest rates may magnify interest rate risk. During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns or pay dividends to Fund shareholders. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from the Fund’s ability to achieve its investment objective.

∎
Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. In addition, notwithstanding that U.S. Treasury obligations are backed by the full faith and credit of the United States, circumstances could arise that could prevent the timely payment of interest or principal, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to the Fund and substantial negative consequences for the U.S. economy and the global financial system.

∎
Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

∎
Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will be unable or unwilling to make timely payments of interest and principal when due or otherwise honor their obligations. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

∎	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

∎
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that

4

the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

∎
Operational and Technology Risks — The Fund is directly and indirectly susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or may impair the Fund’s operations. While the Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund. Operational and technology risks for the issuers in which the Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value.

∎
Risk of Investing in the United States — Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

∎
Stable Net Asset Value Risk — The Fund may not be able to maintain a stable net asset value (“NAV”) of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

∎
U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States. In addition, circumstances could arise that could prevent the timely payment of interest or principal on U.S. Government obligations, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to the Fund and substantial negative consequences for the U.S. economy and the global financial system.

∎
Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. Securities with floating or variable interest rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their coupon rates do not reset as high, or as quickly, as comparable market interest rates, and generally carry lower yields than fixed securities of the same maturity. These securities will not generally increase in value if interest rates decline. A decline in interest rates may result in a reduction in income received from variable and floating rate securities held by the Fund and may adversely affect the value of the Fund’s shares. Benchmark interest rates may not accurately track market interest rates. Although floating rate securities are less sensitive to interest rate risk than fixed-rate securities, they are subject to credit risk and default risk, which could impair their value.

∎
When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

5

Performance Information

There are currently no Select Shares of BlackRock Cash Funds: Treasury outstanding as of the date of this prospectus. As a result, the chart, the table and the seven-day yield shown below give you a picture of the performance for SL Agency Shares of the Fund, which are not offered in this prospectus. The performance of the Fund’s Select Shares would be substantially similar to SL Agency Shares because Select Shares and SL Agency Shares are invested in the same portfolio of securities and performance would only differ to the extent that Select Shares and SL Agency Shares have different expenses. The actual returns and seven-day yields of Select Shares would have been lower than those of the SL Agency Shares because Select Shares have higher expenses than the SL Agency Shares.
The bar chart and table in this section provide some indication of the risks of investing in BlackRock Cash Funds: Treasury by showing the changes in the Fund’s performance from year to year. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. How the Fund performed in the past is not necessarily an indication of how it will perform in the future. If BFA and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a‑7 under the 1940 Act. Updated information on the Fund’s performance can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at 1-888-204-3956.
BlackRock Cash Funds: Treasury
SL Agency Shares
ANNUAL TOTAL RETURNS
As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.35% (quarter ended December 31, 2023) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2021).

For the periods ended 12/31/25 Average Annual Total Returns	1 Year	5 Years	10 Years
BlackRock Cash Funds: Treasury — SL Agency Shares	4.27%	3.21%	2.15%

7-Day Yield As of December 31, 2025
BlackRock Cash Funds: Treasury — SL Agency Shares	3.72%
Current Yield: You may obtain the Fund’s current 7-day yield by calling 1-888-204-3956 (toll-free) or by visiting the Fund’s website at www.blackrock.com/cash.
Investment Adviser

Treasury Master Portfolio’s investment adviser is BlackRock Fund Advisors (previously defined as “BFA”).
Purchase and Sale of Fund Shares

The minimum initial investment for Select Shares of the Fund is $1 million, although the Fund may reduce or waive the minimum in some cases. You may generally purchase or redeem shares of the Fund each day the bond markets and the Fedwire Funds Service are open. To purchase or sell shares you should contact your Financial Intermediary, or, if

6

you hold your shares through the Fund, you should contact the Fund by phone at 1‑888‑204‑3956, or by mail to State Street Bank and Trust Company, Attn: Quincy Nunnally-Transfer Agency, P.O. Box 5493, Boston, Massachusetts 02206.
To be eligible to purchase Select Shares of the Fund, you must invest through an employer-sponsored or individual retirement savings plan; invest the proceeds rolled over from such retirement savings plan into an individual retirement account; or maintain an account with State Street Bank and Trust Company, the Fund’s transfer agent (the “Transfer Agent”), or with a shareholder servicing agent (a “Shareholder Servicing Agent”). Please contact your Shareholder Servicing Agent or the Transfer Agent for more information.
You may purchase or sell shares without paying a sales charge. Your order to purchase or sell shares must be received in proper form, as determined by the Transfer Agent or a Financial Intermediary pursuant to an appropriate agreement, by 5:00 p.m. Eastern time on any day the Fund is open (a “Business Day”) (or, if the Fund closes early, by such closing time) to purchase or sell shares at that day’s net asset value. Orders received after 5:00 p.m. Eastern time on any Business Day (or, if the Fund closes early, at such closing time) will be cancelled.
Tax Information

The Fund’s dividends and distributions may be subject to U.S. federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax‑exempt investor or are investing through a qualified tax-exempt plan described in section 401(a) of the Internal Revenue Code of 1986, as amended, in which case you may be subject to U.S. federal income tax when distributions are received from such tax deferred arrangements.
Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a Financial Intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment.
Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

7

Details About the Fund

Included in this prospectus are sections that tell you about buying and selling shares, management information, and shareholder features of BlackRock Cash Funds: Treasury, a government money market fund under Rule 2a‑7 under the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Fund”) and your rights as a shareholder. The Fund is a series of BlackRock Funds III (the “Trust”).
How The Fund Invests

The Fund is a “feeder” fund that invests all of its assets in Treasury Money Market Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”), a mutual fund that has an investment objective and strategies substantially identical to those of the Fund. All discussion of the investment objective, strategies and risks of the Fund refers also to the investment objective, strategies and risks of the Master Portfolio, unless otherwise indicated. A description of the relationship of the Fund to the Master Portfolio appears below under the heading “Account Information — Master/Feeder Mutual Fund Structure.”
The Fund is a government money market fund managed pursuant to Rule 2a‑7 under the 1940 Act.

∎
The Fund will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. For a discussion of dollar-weighted average maturity and dollar-weighted average life, please see the Glossary on page 25.

∎
Pursuant to Rule 2a-7, the Fund is subject to a “general liquidity requirement” that requires that the Fund hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions in light of its obligations under Section 22(e) of the 1940 Act regarding share redemptions and any commitments the Fund has made to shareholders. To comply with this general liquidity requirement, BlackRock Fund Advisors (“BFA”) must consider factors that could affect the Fund’s liquidity needs, including characteristics of the Fund’s investors and their likely redemptions. Depending upon the volatility of its cash flows (particularly shareholder redemptions), this may require the Fund to maintain greater liquidity than would be required by the daily and weekly minimum liquidity requirements discussed below.

∎
The Fund will not acquire any illiquid security (i.e., securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund) if, immediately following such purchase, more than 5% of the Fund’s total assets are invested in illiquid securities.

∎
The Fund will not acquire any security other than a daily liquid asset unless, immediately following such purchase, at least 25% of its total assets would be invested in daily liquid assets, and the Fund will not acquire any security other than a weekly liquid asset unless, immediately following such purchase, at least 50% of its total assets would be invested in weekly liquid assets. For a discussion of daily liquid assets and weekly liquid assets, please see the Glossary on page 25.

∎	The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.
The Trust’s Board of Trustees (the “Board”) has chosen not to subject the Fund to discretionary liquidity fees.
BlackRock Cash Funds: Treasury
The investment objective for the Fund is to seek current income as is consistent with liquidity and stability of principal.
The Fund seeks to achieve its investment objective by investing at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other direct obligations of the U.S. Treasury, and repurchase agreements secured by such obligations or cash.
The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations of the U.S. Treasury, and repurchase agreements secured by such obligations. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.
The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. In addition, the Fund may invest in variable and floating rate instruments and transact in instruments on a when-issued, delayed delivery or forward commitment basis. The principal and interest of all securities held by the Fund are payable in U.S. dollars. The Master Portfolio may transfer uninvested cash balances into a single joint account at the Master Portfolio’s custodian bank, the daily aggregate balance of which will be invested in one or more repurchase agreements.

8

Investment Risks

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
The following is a description of certain risks of investing in the Fund. The order of the below risk factors does not indicate the significance of any particular risk factor.
Principal Risks of Investing in the Fund
Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will be unable or unwilling to make timely payments of interest and principal when due or otherwise honor their obligations. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.
Income Risk — The Fund’s yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.
Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. Very low or negative interest rates may magnify interest rate risk. During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns or pay dividends to Fund shareholders. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from the Fund’s ability to achieve its investment objective.
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
Operational and Technology Risks — The Fund and the entities with which it interacts directly or indirectly are susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or impair the Fund’s operations. These entities include, but are not limited to, the Fund’s adviser, administrator, distributor, other service providers (e.g., index and benchmark providers, accountants, custodians, and transfer agents), financial intermediaries, counterparties, market makers, authorized participants, listing exchanges, other financial market operators, and governmental authorities, as applicable. Operational and technology risks for the issuers in which the Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value. The Fund may incur substantial costs in order to mitigate operational and technology risks.
Cybersecurity incidents can result from deliberate attacks or unintentional events against an issuer in which the Fund invests, the Fund or any of its service providers. They include, but are not limited to, gaining unauthorized access to systems, misappropriating assets or sensitive information, corrupting or destroying data, and causing operational disruption. Geopolitical tension may increase the scale and sophistication of deliberate attacks, particularly those from nation states or from entities with nation state backing. Cybersecurity incidents may result in any of the following: financial losses; interference with the Fund’s ability to calculate its NAV; disclosure of confidential information; impediments to trading; submission of erroneous trades by the Fund or erroneous subscription or redemption orders; the inability of the Fund or its service providers to transact business; violations of applicable privacy and other laws; regulatory fines; penalties; reputational damage; reimbursement or other compensation costs; and other legal and compliance expenses. Furthermore, cybersecurity incidents may render records of the Fund, including records relating to its assets and transactions, shareholder ownership of Fund shares, and other data integral to the Fund’s functioning, inaccessible, inaccurate or incomplete. Power outages, natural disasters, equipment malfunctions and processing errors that threaten information and technology systems relied upon by the Fund or its service providers, as

9

well as market events that occur at a pace that overloads these systems, may also disrupt business operations or impact critical data. In addition, the risks of increased use of AI technologies, such as machine learning, include data risk, transparency risk, and operational risk. The AI technologies, which are generally highly reliant on the collection and analysis of large amounts of data, may incorporate biased or inaccurate data, and it is not possible or practicable to incorporate all relevant data into such technologies. The output or results of any such AI technologies may therefore be incomplete, erroneous, distorted or misleading. Further, AI tools may lack transparency as to how data is utilized and how outputs are generated. AI technologies may also allow the unintended introduction of vulnerabilities into infrastructures and applications. The Fund and its shareholders could be negatively impacted as a result of these risks associated with AI technologies. AI technologies and their current and potential future applications, and the regulatory frameworks within which they operate, continue to quickly evolve, and it is impossible to anticipate the full scope of future AI capabilities or rules and the associated risks to the Fund.
While the Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund in the setting of priorities, the personnel and resources available or the effectiveness of relevant controls. The Fund and its adviser seek to reduce these risks through controls, procedures and oversight, including establishing business continuity plans and risk management systems. However, there are inherent limitations in such plans and systems, including the possibility that certain risks that may affect the Fund have not been identified or may emerge in the future; that such plans and systems may not completely eliminate the occurrence or mitigate the effects of operational or information security disruptions or failures or of cybersecurity incidents; or that prevention and remediation efforts will not be successful or that incidents will go undetected. The Fund cannot control the systems, information security or other cybersecurity of the issuers in which it invests or its service providers, counterparties, and other third parties whose activities affect the Fund.
Lastly, the regulatory climate governing cybersecurity and data protection is developing quickly and may vary considerably across jurisdictions. Regulators continue to develop new rules and standards related to cybersecurity and data protection. Compliance with evolving regulations can be demanding and costly, requiring substantial resources to monitor and implement required changes.
Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.
Risk of Investing in the United States — A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States are changing many aspects of financial, commercial, public health, environmental, and other regulation and may have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future. Although elevated debt levels do not necessarily indicate or cause economic problems, elevated public debt service costs may constrain future economic growth.
The United States has developed increasingly strained relations with a number of foreign countries. If relations with certain countries deteriorate, it could adversely affect U.S. issuers as well as non‑U.S. issuers that rely on the United States for trade. The United States has also experienced increased internal political discord, as well as significant challenges in managing and containing the outbreak of COVID‑19. If these trends were to continue, it may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Stable Net Asset Value Risk — The Fund may not be able to maintain a stable NAV of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.
Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. In addition, notwithstanding that U.S. Treasury obligations are backed by the full faith and credit of the United States, circumstances could arise that could prevent the timely payment of interest or principal, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to the Fund and substantial negative consequences for the U.S. economy and the global financial system.
U.S. Government Obligations Risk — Not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law. In addition, circumstances could arise that could prevent the

10

timely payment of interest or principal on U.S. Government obligations, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to the Fund and substantial negative consequences for the U.S. economy and the global financial system.
Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. Securities with floating or variable interest rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their coupon rates do not reset as high, or as quickly, as comparable market interest rates, and generally carry lower yields than fixed securities of the same maturity. These securities will not generally increase in value if interest rates decline. A decline in interest rates may result in a reduction in income received from variable and floating rate securities held by the Fund and may adversely affect the value of the Fund’s shares. Benchmark interest rates may not accurately track market interest rates. Although floating rate securities are less sensitive to interest rate risk than fixed-rate securities, they are subject to credit risk and default risk, which could impair their value.
When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
Other Risks of Investing in the Fund
The Fund may also be subject to certain other non-principal risks associated with its investments and investment strategies, including:
Expense Risk — Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.
Illiquid Investments Risk — The Fund’s liquid investments may become illiquid after purchase by the Fund, particularly during periods of market turmoil. There can be no assurance that a security or instrument that is deemed to be liquid when purchased will continue to be liquid for as long as it is held by the Fund. The Fund’s illiquid investments may reduce the returns of the Fund because it may be difficult to sell the illiquid investments at an advantageous time or price. The Fund may be unable to pay redemption proceeds within the time period stated in this prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.
Investment in Other Investment Companies Risk — As with other investments, investments in other investment companies, including exchange-traded funds, are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies (to the extent not offset by BFA through waivers). To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.
Large Shareholder and Large-Scale Redemption Risk — Certain shareholders, including a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, or another entity, may from time to time own or manage a substantial amount of Fund shares or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment or that the size of the Fund would be maintained. Redemptions of a large number of Fund shares by these shareholders may adversely affect the Fund’s liquidity and net assets. These redemptions may force the Fund to sell portfolio securities to meet redemption requests when it might not otherwise do so, which may negatively impact the Fund. In addition, large redemptions can result in the Fund’s current expenses being allocated over a smaller asset base, which generally could result in an increase in the Fund’s expense ratio.
Ownership Limitations Risk — If certain aggregate and/or fund-level ownership thresholds are reached through transactions undertaken by BFA, its affiliates or the Fund, or as a result of third-party transactions or actions by an issuer or regulator, the ability of BFA and its affiliates on behalf of clients (including the Fund) to purchase or dispose of investments, exercise rights or undertake business transactions may be restricted by law, regulation or rule or otherwise impaired. The capacity of the Fund to invest in certain securities or other assets may be affected by the relevant threshold limits, and such limitations may have adverse effects on the liquidity and performance of the Fund’s portfolio holdings.
For example, ownership limits may apply to securities whose issuers operate in certain regulated industries or in certain international markets. Such limits also may apply where the investing entity (such as the Fund) is subject to corporate or regulatory ownership restrictions or invests in certain futures or other derivative transactions. In certain circumstances, aggregate and/or fund-level amounts invested or voted by BFA and its affiliates for client funds and accounts managed by BFA (including the Fund) may not exceed the relevant limits without the grant of a license or

11

other regulatory or corporate approval, order, consent, relief or non-disapproval. However, there is no guarantee that permission will be granted, or that, once granted, it will not be modified or revoked at a later date with minimal or no notice. In other cases, exceeding such thresholds may cause BFA and its affiliates, the Fund or other client accounts to suffer disadvantages or business restrictions.
Ownership limitations are highly complex. It is possible that, despite BFA’s intent to either comply with or be granted permission to exceed ownership limitations, it may inadvertently breach a limit or violate the corporate or regulatory approval, order, consent, relief or non-disapproval that was obtained.
Reliance on Advisor Risk — The Fund is dependent upon services and resources provided by BFA, and therefore BFA’s parent, BlackRock, Inc. BFA is not required to devote its full time to the business of the Fund and there is no guarantee or requirement that any investment professional or other employee of BFA will allocate a substantial portion of his or her time to the Fund. The loss of, or changes in, BFA’s personnel could have a negative effect on the performance or the continued operation of the Fund.
For a description of the Fund’s policies and procedures with respect to disclosure of the Master Portfolio’s portfolio holdings, and a discussion of the Fund’s investments and risks, please refer to the Fund’s combined Statement of Additional Information (“SAI”).

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Account Information

Shareholder Information

Who is Eligible to Invest?
To be eligible to purchase Select Shares, you must:

∎	Invest through an employer-sponsored or individual retirement savings plan;

∎	Invest the proceeds rolled over from such retirement savings plan into an individual retirement account (“IRA”);

∎	Maintain an account with State Street Bank and Trust Company, the Fund’s transfer agent (the “Transfer Agent”), or with a shareholder servicing agent (a “Shareholder Servicing Agent”); or

∎	Initially invest a minimum of $1 million directly through the Transfer Agent.
The minimum initial investment amount for Select Shares of the Fund is $1 million; however, in certain situations, this minimum initial investment amount may be reduced or waived. Please contact your Shareholder Servicing Agent or the Transfer Agent for more information.
The Fund offers additional share classes with different expenses and expected returns, including share classes you may be eligible to purchase. Call 1-888-204-3956 (toll-free) for additional information.
In order to invest, a completed account application form must be submitted to, and processed by, your Shareholder Servicing Agent or the Transfer Agent and an account number assigned. You may be asked to provide information to verify your identity when opening an account.
Your Shareholder Servicing Agent may charge you a fee and may offer additional account services. Additionally, your Shareholder Servicing Agent may have procedures for placing orders for Select Shares that differ from those of the Fund, such as different investment minimums or earlier trading deadlines. Please contact your Shareholder Servicing Agent directly for more information and details.
Shares of the Fund are only registered for sale in the United States and certain of its territories. Consequently, the Fund generally does not accept investments from non-U.S. residents.
How to Buy Shares
∎
Plan Participant. Invest through payroll deductions or make a direct contribution by rolling over an amount from another 401(k) plan or from a rollover IRA (make arrangements through your employer). If you are investing through a Shareholder Servicing Agent, your Shareholder Servicing Agent is responsible for properly transmitting your purchase order to the Transfer Agent and may impose an earlier deadline than the Fund, as described below.

∎
Tax‑deferred Investor. Invest through a Shareholder Servicing Agent as provided in your benefit plan documents. Your Shareholder Servicing Agent, plan sponsor or administrator is responsible for properly transmitting your purchase order to the Transfer Agent and may impose an earlier deadline for purchase and redemption orders than the Fund, as described below.

∎
Qualified Buyer. Invest through an account set up with your Shareholder Servicing Agent. Your Shareholder Servicing Agent is responsible for properly transmitting your purchase order to the Transfer Agent and may impose an earlier deadline than the Fund, as described below.

∎	Direct Buyer. See the “Special Instructions for Direct Buyers” section of this prospectus.
The Fund is generally open Monday through Friday and is closed on weekends and generally closed on all other days that the primary markets for the Master Portfolio’s portfolio securities (i.e., the bond markets) are closed or the Fedwire Funds Service is closed. The holidays on which both the Fedwire and the bond markets are closed currently are: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Memorial Day, Juneteenth, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. The Fund is also closed on Good Friday.
To purchase shares of the Fund, you should contact your financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, Inc. (“BlackRock”) and its affiliates) (each, a “Financial Intermediary”), or, if you hold your shares through the Fund, you should contact the Fund by phone at 1-888-204-3956, or by mail to State Street Bank and Trust Company, Attn: Quincy Nunnally-Transfer Agency, P.O. Box 5493, Boston, Massachusetts 02206. Orders must be received prior to the next NAV cut-off time to receive that NAV.

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Your purchase order must be received in proper form by the Fund or State Street Bank and Trust Company prior to the deadlines noted below on any day the Fund is open (a “Business Day”) (or, if the Fund closes early, at such closing time) to receive that NAV. However, the Fund may also honor a purchase order if the Fund can verify that the purchase order was submitted to a Financial Intermediary that is an authorized agent of the Fund before the applicable deadline.
The Fund will open for business and begin accepting purchase orders at 8:30 a.m. (Eastern time) on any Business Day. Purchase orders for the Fund’s Select Shares must be received by 5:00 p.m. (Eastern time) on any Business Day.
Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by The Securities Industry Financial Markets Association (“SIFMA”)) or the Federal Reserve Bank of Philadelphia or the New York Stock Exchange (the “NYSE”) closes early1, the Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day.
Orders received after the applicable deadline for the Fund on any Business Day (or, if the Fund closes early, at such closing time) will be cancelled.
Payment for Select Shares of the Fund may be made only in federal funds or other immediately available funds. You may be charged for any costs incurred, including any costs incurred to recompute the Fund’s NAV, in connection with a purchase order that has been placed but for which the Fund has not received full payment by the close of the federal funds wire (normally 6:00 p.m. Eastern time) on the day the purchase order was placed. This payment deadline may be extended by one Business Day where a purchase order is processed through certain electronic platforms where same-day cash settlement is impracticable. The Fund will notify a shareholder or Financial Intermediary if its purchase order or payment was not received by an applicable deadline.
The Fund reserves the right to suspend or discontinue the offer and sale of its shares and reject or cancel any purchase order for any reason.
How to Sell Shares
∎
Plan participant and tax‑deferred investor. Contact your plan sponsor, administrator or Shareholder Servicing Agent. Your Shareholder Servicing Agent is responsible for properly transmitting your sale order to the Transfer Agent.

∎	Qualified buyer. Contact your Shareholder Servicing Agent. Your Shareholder Servicing Agent is responsible for properly transmitting your sale order to the Transfer Agent.

∎	Direct buyer. See the “Special Instructions for Direct Buyers” section of this prospectus.
To redeem shares of the Fund, you should contact your Financial Intermediary or financial professional, or, if you hold your shares through the Fund, you should contact the Fund by phone at 1-888-204-3956, or by mail to State Street Bank and Trust Company, Attn: Quincy Nunnally-Transfer Agency, P.O. Box 5493, Boston, Massachusetts 02206. Redemption orders may be placed either in number of shares or in dollars.
The Fund will open for business and begin accepting redemption orders at 8:30 a.m. (Eastern time) on any Business Day. The Fund will accept redemption orders until 5:00 p.m. (Eastern time) on any Business Day.
Your redemption order must be received in proper form by State Street Bank and Trust Company or your Shareholder Servicing Agent pursuant to an appropriate agreement by the applicable deadline (or, if the Fund closes early, by such closing time) to sell shares at that NAV. Orders received after the applicable deadline for the Fund on any Business Day (or, if the Fund closes early, at such closing time) will be cancelled.
If redemption orders are received by State Street Bank and Trust Company on a Business Day by the established deadlines, payment for redeemed Fund shares will typically be wired in federal funds on that same day. The Fund can delay payment for one Business Day.
If you purchased shares through a Financial Intermediary that entity may have its own earlier deadlines for the receipt of the redemption order.
Where a redemption order is processed through certain electronic platforms where same-day cash settlement is impracticable, payment for redeemed shares will generally be delayed by one Business Day. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed by one additional Business Day.
Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, the Fund may advance the time on that day by which a redemption order must be placed so that it will be effected that day.

[1]
SIFMA currently recommends an early close for the bond markets on the following dates: May 22, July 2, November 27, December 24 and December 31, 2026 and March 26, 2027. The NYSE will close early on November 27 and December 24, 2026.

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The Fund reserves the right to redeem your shares automatically and close your account for any reason, subject to applicable law, and send you the proceeds. For example, the Fund may redeem your shares automatically to reimburse the Fund for any losses sustained by reason of your failure to make full payment for shares purchased or to collect any charge relating to a transaction effected for your benefit that is applicable to the Fund’s shares, as provided from time to time in this prospectus. In addition, the Fund reserves the right to send your redemption proceeds in the form of securities from the Master Portfolio. Any such redemption shall be effected at the NAV next determined after the redemption order is entered.
Under normal and stressed market conditions, the Fund typically expects to meet redemption requests by using cash or cash equivalents in its portfolio or by selling portfolio assets to generate additional cash.
Special Instructions for Direct Buyers
A direct buyer who has established an account with the Fund can add to or redeem from that account by phone or through the mail.

∎
To add or redeem shares by phone, call 1‑888‑204‑3956 between 8:30 a.m. and 5:00 p.m. Eastern time on any Business Day (or, if the Fund closes early, at such closing time). The Transfer Agent will employ procedures designed to confirm that your order is valid. These may include asking for identifying information and recording the phone call. Neither the Transfer Agent nor the Fund may be held liable for acting on telephone instructions that the Transfer Agent reasonably believes to be valid. For redemptions, the Transfer Agent will wire proceeds directly to your designated bank account.(1)

For purchases, you should instruct your bank to wire funds as follows:
State Street Bank and Trust Company
ABA # 011000028
Attn: Transfer Agent
Account # DDA 00330860
For Further Credit to: BlackRock Funds III
Shareholder Account Name:
Shareholder Account Number:
Fund Share Class Numbers:
1109 (BlackRock Cash Funds: Treasury — Select Shares)

∎
To redeem shares by mail, indicate the dollar amount you wish to receive or the number of shares you wish to sell in your order to sell. Include the Fund’s Share Class number and your account and taxpayer identification numbers. All account signatories must sign the order.

∎	A direct buyer can ask the Transfer Agent to wire proceeds directly to its designated bank account.(2)
Additional Purchase and Redemption Information
Upon receipt of a proper redemption request submitted in a timely manner and otherwise in accordance with the redemption procedures set forth in this prospectus, the Fund will redeem the requested shares and make a payment to you in satisfaction thereof no later than the Business Day following the redemption request.
The Fund may postpone and/or suspend redemption and payment beyond one Business Day only as follows:
a. For any period during which there is a non-routine closure of the Federal Reserve wire system or applicable Federal Reserve Banks;
b. For any period (1) during which the NYSE is closed other than customary week-end and holiday closings or (2) during which trading on the NYSE is restricted;
c. For any period during which an emergency exists as a result of which (1) disposal of securities owned by the Fund is not reasonably practicable or (2) it is not reasonably practicable for the Fund to fairly determine the NAV of shares of the Fund;
d. For any period during which the SEC has, by rule or regulation, deemed that (1) trading shall be restricted or (2) an emergency exists;
e. For any period that the SEC may by order permit for your protection; or
f. For any period during which the Fund, as part of a necessary liquidation of the Fund, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws (as discussed below).

(1)
The following procedures are intended to help prevent fraud. If you wish to make a change to your list of authorized traders, you must provide a written request signed by an authorized signer on your account. If you wish to change your bank wire instructions or list of authorized signers, you must make your request in writing and include a medallion signature guarantee and provide a corporate resolution of a recent date or other documentation as determined by the Transfer Agent. You can obtain a medallion signature guarantee from most banks and securities dealers. A medallion signature guarantee is not a notarized signature.

(2)
To help prevent fraud, if you direct the sale proceeds to someone other than your account’s owner of record, to an address other than your account’s address of record or to a bank not designated previously, you must make your request in writing and include a medallion signature guarantee and provide a corporate resolution of a recent date or other documentation as determined by the Transfer Agent. You can obtain a medallion signature guarantee from most banks and securities dealers. A medallion signature guarantee is not a notarized signature.

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If the Board, including a majority of the non-interested Trustees, determines either that (1) the Fund has invested, at the end of a business day, less than 10% of its total assets in weekly liquid assets, or (2) the Fund’s calculated NAV per share has deviated from $1.00 or such deviation is likely to occur; then the Board, subject to certain conditions, may in the case that the Board has determined to liquidate the Fund irrevocably, suspend redemptions and payment of redemption proceeds in order to facilitate the permanent liquidation of the Fund in an orderly manner. If this were to occur, it would likely result in a delay in your receipt of your redemption proceeds.
The Fund reserves the right to advance the time for accepting purchase or redemption orders on any day when the NYSE, bond markets (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia closes early, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. See “How to Buy Shares” and “How to Sell Shares” for further information. In addition, the Board may, for any Business Day, decide to change the time as of which the Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.
In the event the bond markets do not open for business because of an emergency or other unanticipated event, the Fund may, but is not required to, open for purchase or redemption transactions if the Fedwire Funds Service is open. To learn whether the Fund is open for business during an emergency or an unanticipated bond market closing, please call (800) 441‑7450.
Under certain circumstances, if no activity occurs in an account within a time period specified by state law, a shareholder’s shares in the Fund may be transferred to that state.
Distribution and Shareholder Servicing Payments

Plan Payments
The Fund has adopted a shareholder servicing plan for certain share classes of the Fund (the “Plan”) that allows the Fund to pay shareholder servicing fees for certain services provided to its shareholders for such share classes.
The shareholder servicing fees payable pursuant to the Plan are paid to compensate Financial Intermediaries for the administration and servicing of shareholder accounts and are not costs which are primarily intended to result in the sale of the Fund’s shares. Because the fees paid by the Fund under the Plan are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment in the shares of the Fund and may cost you more than paying other types of sales charges.
Other Payments by the Fund
In addition to shareholder servicing fees that the Fund may pay to a Financial Intermediary pursuant to the Plan and fees the Fund pays to its transfer agent, BFA, on behalf of the Fund, may enter into non-Plan agreements with affiliated and unaffiliated Financial Intermediaries pursuant to which the Fund will pay a Financial Intermediary for administrative, networking, recordkeeping, sub-transfer agency, sub-accounting and/or shareholder services. These non-Plan payments are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a Financial Intermediary or (2) a fixed dollar amount for each account serviced by a Financial Intermediary. The aggregate amount of these payments may be substantial.
Other Payments by BlackRock
From time to time, BFA, the Fund’s distributor or their affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency, sub-accounting and shareholder services described above at its or their own expense and out of its or their profits. BFA, the Fund’s distributor and their affiliates may also compensate affiliated and unaffiliated Financial Intermediaries for the sale and distribution of shares of the Fund. These payments would be in addition to the Fund payments described in this prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Financial Intermediary, may be based on a percentage of the value of shares sold to, or held by, customers of the Financial Intermediary or may be calculated on another basis. The aggregate amount of these payments by BFA, the Fund’s distributor and their affiliates may be substantial and, in some circumstances, may create an incentive for a Financial Intermediary, its employees or associated persons to recommend or sell shares of the Fund to you.
Please contact your Financial Intermediary for details about payments it may receive from the Fund or from BFA, the Fund’s distributor or their affiliates. For more information, see the SAI.
Calculating the Share Price

The price you pay when you purchase or redeem the Fund’s shares is the NAV next determined after confirmation of your order.

16

The share price of Select Shares of the Fund is calculated by dividing the value of the net assets of the Fund attributable to Select Shares (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of such share class. The NAV per share is generally rounded to the nearest cent for the Fund.
The Fund’s NAV per share is calculated on each Business Day based on the NAV of the Master Portfolio. Generally, trading in U.S. Government securities, short-term debt securities, and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Master Portfolio’s shares are determined as of such times.
In computing NAV, the Master Portfolio uses the amortized cost method of valuation, meaning that the calculation is based on a valuation of the assets held by the Master Portfolio at cost, with an adjustment for any discount or premium on a security at the time of purchase. The Fund’s SAI includes more information about the methods for valuing the Master Portfolio’s investments.
The NAV of the Fund is determined on each Business Day as of 5:00 p.m. Eastern time (or, if the Fund closes early, at such closing time).
Fund Distributions

The Fund declares distributions of its net investment income daily and distributes them monthly to shareholders. The Fund distributes its net realized capital gains, if any, to shareholders at least annually. Distributions payable to you by the Fund will be automatically reinvested in additional shares of the Fund unless you have elected to receive distribution payments in cash.
You begin earning distributions on your shares the day your purchase order takes effect. You continue earning daily distributions on your shares up to but not including the date you sell them.
The Fund credits distributions earned on weekends and holidays to the preceding Business Day. If you sell shares before the monthly distribution payment date, the Fund remits any distributions declared but not yet paid on the next distribution payment date. If you sell all shares before the monthly distribution payment date, the Fund remits all distributions accrued with the sale proceeds.
Short-Term Trading Policy

Market timing is an investment technique involving frequent short-term trading of mutual fund shares designed to exploit market movements or inefficiencies in the way a mutual fund prices its shares. The Boards of Trustees of the Trust and MIP have evaluated the risks of market timing activities by the Fund’s shareholders and have determined that due to (i) the nature of the Fund’s portfolio holdings; (ii) the nature of the Fund’s shareholders; and (iii) the Fund’s policy of seeking to maintain the Fund’s NAV per share at $1.00 each day, it is unlikely that (a) market timing would be attempted by the Fund’s shareholders or (b) any attempts to market time the Fund by shareholders would result in a negative impact to the Fund or its shareholders. As a result, the Boards of Trustees of the Trust and MIP have not adopted policies and procedures to deter short-term trading in the Fund. There can be no assurances, however, that the Fund may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.
Federal Taxes

The following discussion regarding U.S. federal income taxes is based upon laws in effect as of the date of this prospectus and summarizes only some of the important U.S. federal income tax considerations affecting the Fund and its U.S. shareholders. This discussion is not intended as a substitute for careful tax planning. Please see the Fund’s SAI for additional U.S. federal income tax information.
Distributions from your Fund’s net investment income and net realized capital gains are taxable, whether you choose to receive them in cash or automatically reinvest them in additional Fund shares. The amount of taxes you owe will vary depending on your tax status and based on the amount and character of the Fund’s distributions to you and your tax rate.

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Distributions from the Fund generally are taxable as follows:

Distribution Type	Tax Status

Income	Ordinary income(1)

Short-term capital gain	Ordinary income

Long-term capital gain	Long‑term capital gain(2)

(1)  Distributions from the Fund paid to corporate shareholders will not qualify for the dividends-received deduction generally available to corporate taxpayers. Since the Fund’s income is derived from sources that do not pay “qualified dividend income,” income distributions from the net investment income of the Fund generally will not qualify for taxation at the maximum 20% U.S. federal income tax rate available to individuals on qualified dividend income.

(2)  Normally, the Fund does not expect to realize or distribute a significant amount of long-term capital gains (if any).

Provided the Fund is able to maintain a constant NAV per share of $1.00, sales of the Fund’s shares generally will not result in taxable gain or loss. After the end of each year, the Fund will send to you a notice that tells you how much you have received in distributions during the year and their U.S. federal income tax status. You could also be subject to foreign, state and local taxes on such distributions.
In certain circumstances, you may be subject to backup withholding taxes on distributions to you from the Fund if you fail to provide the Fund with your correct social security number or other taxpayer identification number, or to make required certifications, or if you have been notified by the U.S. Internal Revenue Service (“IRS”) that you are subject to backup withholding.
A 3.8% Medicare tax is imposed on the net investment income (which includes, but is not limited to, interest, dividends and net gain from investments) of U.S. individuals with income exceeding $200,000, or $250,000 if married filing jointly, and of trusts and estates.
Your dividends and redemption proceeds will be subject to backup withholding tax if you have not provided a taxpayer identification number or social security number or the number you have provided is incorrect.
If you are neither a tax resident nor a citizen of the United States or if you are a foreign entity (other than a pass-through entity to the extent owned by U.S. persons), the Fund’s ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies. However, certain distributions reported by the Fund as capital gain dividends, interest-related dividends or short-term capital gain dividends and paid to a foreign shareholder may be eligible for an exemption from U.S. withholding tax.
Separately, a 30% withholding tax is currently imposed on U.S.-source dividends, interest and other income items paid to (i) certain foreign financial institutions and investment funds, and (ii) certain other foreign entities. To avoid withholding, foreign financial institutions and investment funds will generally either need to (a) collect and report to the IRS detailed information identifying their U.S. accounts and U.S. account holders, comply with due diligence procedures for identifying U.S. accounts and withhold tax on certain payments made to noncomplying foreign entities and account holders or (b) if an intergovernmental agreement is entered into and implementing legislation is adopted, comply with the agreement and legislation. Other foreign entities will generally either need to provide detailed information identifying each substantial U.S. owner or certify there are no such owners.
This section summarizes some of the consequences under current federal tax law of an investment in the Fund. It is not a substitute for individualized tax advice. Consult your tax adviser about the potential tax consequences of an investment in the Fund under all applicable tax laws.
Tax considerations for tax‑exempt or foreign investors or those holding Fund shares through a tax‑deferred account, such as a 401(k) plan or IRA, are generally different. For example, shareholders that are exempt from U.S. federal income tax, such as retirement plans that are qualified under Section 401 of the Internal Revenue Code generally are not subject to U.S. federal income tax on Fund dividends or distributions or on sales of Fund shares. Because each investor’s tax circumstances are unique and because tax laws are subject to change, you should consult your tax adviser about your investment.
Master/Feeder Mutual Fund Structure

The Fund does not have its own investment adviser. Instead, the Fund invests all of its assets in the Master Portfolio, which has an investment objective, strategies and policies substantially identical to those of the Fund. BFA serves as investment adviser to the Master Portfolio. The Master Portfolio may accept investments from other feeder funds. Certain actions involving other feeder funds, such as a substantial withdrawal, could affect the Master Portfolio and, therefore, the Fund.

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Feeder Fund Expenses
Feeder funds, including the Fund, bear their respective master portfolio’s expenses in proportion to the amount of assets each invests in the master portfolio. The feeder fund can set its own transaction minimums, fund-specific expenses and conditions.
Feeder Fund Rights
Under the master/feeder structure, the Board retains the right to withdraw the Fund’s assets from the Master Portfolio if it believes doing so is in the best interests of the Fund’s shareholders. If the Board decides to withdraw the Fund’s assets, it would then consider whether the Fund should hire its own investment adviser, invest in another master portfolio or take other action.

19

Management of the Fund

Investment Adviser

The Fund is a “feeder” fund that invests all of its assets in the Master Portfolio that has an investment objective, strategies and policies substantially identical to those of the Fund. BFA, a registered investment adviser, serves as investment adviser to the Master Portfolio. BFA manages the investment of the Master Portfolio’s assets and provides the Master Portfolio with investment guidance and policy direction in connection with daily portfolio management, subject to the supervision of MIP’s Board of Trustees. For its services to the Master Portfolio, BFA is entitled to receive a management fee at the annual rate of 0.10% of the Master Portfolio’s average daily net assets. BFA has contractually agreed to waive 0.03% of its management fee through June 30, 2027. BFA and BlackRock Advisors, LLC (“BAL”), the Fund’s administrator, have voluntarily agreed to waive a portion of their respective fees and/or reimburse operating expenses to enable the Fund and Master Portfolio to maintain minimum levels of daily net investment income. BFA and BAL may discontinue this waiver and/or reimbursement at any time without notice.
For the fiscal year ended December 31, 2025, BFA received a management fee, net of management fee waivers, at an annual rate as a percentage of average daily net assets of the Master Portfolio as follows:

Master Portfolio	Management Fee Rates (Net of Applicable Waivers)

Treasury Money Market Master Portfolio	0.07%
BFA is located at 400 Howard Street, San Francisco, California 94105. BFA is an indirect majority-owned subsidiary of BlackRock. As of March 31, 2026, BFA and its affiliates had approximately $13.9 trillion in investment company and other portfolio assets under management.
A discussion regarding the basis for MIP’s Board of Trustees’ approval of the investment advisory agreement with BFA is available in the Fund’s reports filed on Form N-CSR for the fiscal period ended June 30, 2025.
From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Master Portfolio are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Master Portfolio.
Administrative Services

BAL provides the following services, among others, as the Fund’s administrator:

∎	Supervises the Fund’s administrative operations;

∎	Provides or causes to be provided management reporting and treasury administration services;

∎	Financial reporting;

∎	Legal, blue sky and tax services;

∎	Preparation of proxy statements and shareholder reports; and

∎	Engaging and supervising the shareholder servicing agents on behalf of the Fund.
BAL is entitled to receive fees for these services at the annual rate of 0.15% of the average daily net assets of Select Shares of the Fund. In addition to performing these services, BAL has agreed to bear all costs of operating the Fund, other than brokerage expenses, advisory fees, any 12b-1 fees, certain fees and expenses related to the Trust’s trustees who are not “interested persons” of the Fund or the Trust as defined in the 1940 Act and their counsel, auditing fees, litigation expenses, taxes or extraordinary expenses. No additional administration fees are charged at the Master Portfolio level. BAL has contractually agreed to waive 0.02% of its administration fee through June 30, 2027.

20

Conflicts of Interest

The investment activities of BFA and its affiliates (including BlackRock, Inc. and its subsidiaries (collectively, the “Affiliates”)), and their respective directors, officers or employees, in managing their own accounts and other accounts, may present conflicts of interest that could disadvantage the Fund and its shareholders.
BFA and its Affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and in the ordinary course of business may engage in activities in which their interests or the interests of other clients may conflict with those of the Fund. BFA and its Affiliates act, or may act, as an investor, research provider, investment manager, commodity pool operator, commodity trading advisor, financier, underwriter, adviser, trader, lender, index provider, agent and/or principal. BFA and its Affiliates may have other direct and indirect interests in securities, currencies, commodities, derivatives and other assets in which the Fund may directly or indirectly invest.
BFA and its Affiliates may engage in proprietary trading and advise accounts and other funds that have investment objectives similar to those of the Fund and/or that engage in and compete for transactions in the same or similar types of securities, currencies and other assets as are held by the Fund. This may include transactions in securities issued by other open-end and closed-end investment companies, including investment companies that are affiliated with the Fund and BFA, to the extent permitted under the Investment Company Act. The trading activities of BFA and its Affiliates are carried out without reference to positions held directly or indirectly by the Fund. These activities may result in BFA or an Affiliate having positions in assets that are senior or junior to, or that have interests different from or adverse to, the assets held by the Fund.
The Fund may invest in securities issued by, or engage in other transactions with, entities with which an Affiliate has significant debt or equity investments or other interests. The Fund may also invest in issuances (such as debt offerings or structured notes) for which an Affiliate is compensated for providing advisory, cash management or other services. The Fund also may invest in securities of, or engage in other transactions with, entities for which an Affiliate provides or may provide research coverage or other analysis.
An Affiliate may have business relationships with, and receive compensation from, distributors, consultants or others who recommend the Fund or who engage in transactions with or for the Fund.
Neither BFA nor any Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Fund. As a result, an Affiliate may compete with the Fund for appropriate investment opportunities. The results of the Fund’s investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate. It is possible that the Fund could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.
In addition, the Fund may enter into transactions in which BFA or an Affiliate or their directors, officers, employees or clients have an adverse interest. The Fund may be adversely impacted by the effects of transactions undertaken by BFA or an Affiliate or their directors, officers, employees or clients.
From time to time, BFA or its advisory clients (including other funds and accounts) may, subject to compliance with applicable law, purchase and hold shares of the Fund. The price, availability, liquidity, and (in some cases) expense ratio of the Fund may be impacted by purchases and sales of the Fund by BFA or its advisory clients.
The Fund’s activities may be limited because of regulatory restrictions applicable to BFA or an Affiliate or their policies designed to comply with such restrictions.
Under a securities lending program approved by the MIP’s Board of Trustees, MIP, on behalf of the Master Portfolio, has retained BlackRock Institutional Trust Company, N.A., an Affiliate of BFA, to serve as its securities lending agent for the Master Portfolio to the extent that it participates in the securities lending program. For these services, the securities lending agent will receive a fee from the Master Portfolio based on the returns earned on the Master Portfolio’s lending activities, including the investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates may be among the entities to which the Master Portfolio may lend its portfolio securities under the securities lending program.
BFA and its Affiliates may benefit from a fund using a BlackRock index by creating increasing acceptance in the marketplace for such indexes. BFA and its Affiliates are not obligated to license an index to a fund, and no fund is under an obligation to use a BlackRock index. The terms of a fund’s index licensing agreement with BFA or its Affiliates may not be as favorable as the terms offered to other licensees.
The activities of BFA and its Affiliates and their respective directors, officers or employees, may give rise to other conflicts of interest that could disadvantage the Fund and its shareholders. BFA has adopted policies and procedures designed to address these potential conflicts of interest. Please see the SAI for further information.

21

Financial Highlights

The financial highlights table is intended to help investors understand the Fund’s financial performance for the periods shown. Certain information reflects financial results for a share of the Fund. The total returns in the table represents the rate of return that an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and/or distributions. The information has been audited by PricewaterhouseCoopers LLP, whose report along with the Fund’s audited financial statements, is included in the Fund’s Annual Financial Statements and Additional Information for the fiscal year ended December 31, 2025, as filed with the SEC on Form N-CSR, which is available upon request and at www.blackrock.com.
There were no Select Shares of the Fund outstanding as of December 31, 2025; as a result, the table below sets forth selected financial data for a SL Agency Share of the Fund outstanding throughout each year presented.

	BlackRock Cash Funds: Treasury
	SL Agency
(For a share outstanding throughout each period)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22		Year Ended 12/31/21
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00		$1.00
Net investment income	0.0419	0.0510	0.0497	0.0157		0.0001
Net realized and unrealized gain	0.0001	0.0001 (a)	0.0000 (a)	0.0000	(a)(b)	0.0000	(a)
Net increase from investment operations	0.0420	0.0511	0.0497	0.0157		0.0001
Distributions(c)
From net investment income	(0.0419)	(0.0510)	(0.0497)	(0.0157)		(0.0001)
From net realized gain	(0.0001)	(0.0001)	—	(0.0000	)(d)	(0.0000	)(d)
Total distributions	(0.0420)	(0.0511)	(0.0497)	(0.0157)		(0.0001)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00		$1.00
Total Return(e)
Based on net asset value	4.27%	5.23%	5.08%	1.58%		0.01%
Ratios to Average Net Assets
Total expenses	0.09%	0.09%	0.09%	0.09%		0.09%
Total expenses after fees waived and/or reimbursed	0.09%	0.09%	0.09%	0.09%		0.06%
Net investment income	4.17%	5.08%	4.99%	1.60%		0.00	%(f)
Supplemental Data
Net assets, end of year (000)	$24,063,760	$15,352,626	$15,442,877	$14,479,392		$18,813,987
(a)  Amount is less than $0.00005 per share.
(b)  The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)   Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)  Amount is greater than $(0.00005) per share.
(e)  Where applicable, assumes the reinvestment of distributions.
(f)   Amount is less than 0.005%.

22

General Information

Shareholder Documents

Electronic Access to Annual and Semi-Annual Reports, Annual and Semi-Annual Financial Statements and Additional Information and Prospectuses
Electronic copies of most financial reports and prospectuses are available on BlackRock’s website at www.blackrock.com/prospectus/cash.
Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages: Please contact your Financial Intermediary. Please note that not all investment advisers, banks or brokerages may offer this service.
Delivery of Shareholder Documents
The Fund delivers only one copy of shareholder documents, including prospectuses, shareholder reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is known as “householding” and is intended to eliminate duplicate mailings and reduce expenses. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund’s Transfer Agent at (888) 204-3956.
Certain Fund Policies

Anti-Money Laundering Requirements
The Fund is subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, the Fund is required to obtain sufficient information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of Financial Intermediaries. Such information may be verified using third-party sources. This information will be used only for compliance with the Patriot Act or other applicable laws, regulations and rules in connection with money laundering, terrorism or economic sanctions.
The Fund reserves the right to reject purchase orders from persons who have not submitted information sufficient to allow the Fund to verify their identity. The Fund also reserves the right to redeem any amounts in the Fund from persons whose identity it is unable to verify on a timely basis. It is the Fund’s policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your Financial Intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our website.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law, or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non‑public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

23

Statement of Additional Information

If you would like further information about the Fund, including how it invests, please see the SAI.
For a discussion of the Fund’s policies and procedures regarding the selective disclosure of its portfolio holdings, please see the SAI. The Fund makes its holdings available on a monthly basis at www.blackrock.com, generally within 5 business days after the end of the month to which the information applies.

24

Glossary

This glossary contains an explanation of some of the common terms used in this prospectus. For additional information about the Fund, please see the SAI.
Annual Class Operating Expenses — expenses that cover the costs of operating a share class of the Fund.
Daily Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) securities that will mature, as determined without reference to the maturity shortening provisions of Rule 2a-7 regarding interest rate readjustments, or are subject to a demand feature that is exercisable and payable within one business day; and (iv) amounts receivable and due unconditionally within one business day on pending sales of portfolio securities.
Distribution Fees — fees used to support the Fund’s marketing and distribution efforts, such as compensating financial professionals and other financial intermediaries, advertising and promotion.
Dollar-Weighted Average Life — the dollar-weighted average maturity of the Fund’s portfolio calculated without reference to the exceptions used for variable or floating rate securities regarding the use of the interest rate reset dates in lieu of the security’s actual maturity date. “Dollar-weighted” means the larger the dollar value of a debt security based on its market value in the Fund, the more weight it gets in calculating this average.
Dollar-Weighted Average Maturity — the average maturity of the Fund is the average amount of time until the organizations that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of a debt security based on its market value in the Fund, the more weight it gets in calculating this average. To calculate the dollar-weighted average maturity, the Fund may treat a variable or floating rate security as having a maturity equal to the time remaining to the security’s next interest rate reset date or the period remaining until the principal amount can be recovered through demand rather than the security’s actual maturity.
Eligible Securities — Applicable Eligible Securities include:

∎	securities with a remaining maturity of 397 calendar days or less (with certain exceptions) that BFA determines present minimal credit risks to the fund after considering certain factors;

∎	securities issued by other registered investment companies that are money market funds; or

∎	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.
Management Fee — a fee paid to BFA for managing the Master Portfolio.
Other Expenses — include accounting, administration, transfer agency, custody, professional and registration fees.
Shareholder Servicing Fees — fees used to compensate securities dealers and other financial intermediaries for certain shareholder servicing activities.
Weekly Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) U.S. Government securities issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S. Congress, that are issued at a discount to the principal amount to be repaid at maturity without provision for the payment of interest and have a remaining maturity of 60 days or less; (iv) securities that will mature, as determined without reference to the maturity shortening provisions of Rule 2a-7 regarding interest rate readjustments, or are subject to a demand feature that is exercisable and payable within five business days; and (v) amounts receivable and due unconditionally within five business days on pending sales of portfolio securities.

25

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For More Information

Fund and Service Providers

THE FUND
BlackRock Funds III
BlackRock Cash Funds: Treasury
400 Howard Street
San Francisco, California 94105
1-888-204-3956
MANAGER
BlackRock Fund Advisors
400 Howard Street
San Francisco, California 94105
TRANSFER AGENT
State Street Bank and Trust Company
Attn: Quincy Nunnally-Transfer Agency
1776 Heritage Drive
JAB/3
North Quincy, MA 02171
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
Two Commerce Square
2001 Market Street
Suite 1800
Philadelphia, Pennsylvania 19103

ACCOUNTING SERVICES PROVIDER
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, Massachusetts 02114-2016
DISTRIBUTOR
BlackRock Investments, LLC
50 Hudson Yards
New York, New York 10001
CUSTODIAN
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, Massachusetts 02114-2016
COUNSEL
Ropes & Gray LLP
1211 Avenue of Americas
New York, New York 10036

Additional Information

This prospectus contains important information you should know before investing, including information about risks. Read it carefully and keep it for future reference. More information about BlackRock Funds III is available at no charge upon request. This information includes:
Annual/Semi-Annual Reports and Form N-CSR
The Fund’s annual and semi-annual reports and Form N-CSR contain additional information about the Fund’s investments. In Form N-CSR, you will find the Fund’s financial statements.
Statement of Additional Information
A Statement of Additional Information (“SAI”), dated April 30, 2026, has been filed with the Securities and Exchange Commission (the “SEC”). The SAI, which includes additional information about the Fund, may be obtained free of charge, along with the Fund’s annual and semi-annual reports and other information such as Fund financial statements, by calling 1‑888‑204‑3956 on any business day. The SAI, as amended and/or supplemented from time to time, is incorporated by reference into this prospectus.
Questions
If you have any questions about the Fund, please call: 1‑888‑204‑3956 (toll-free) 8:30 a.m. to 6:00 p.m. (Eastern time) on any business day.
World Wide Web
General fund information and specific fund performance, including the SAI, annual/semi-annual reports and other information such as Fund financial statements, can be accessed free of charge at www.blackrock.com/cash. Mutual fund prospectuses and literature can also be requested via this website.
Written Correspondence
State Street Bank and Trust Company
Attn: Quincy Nunnally-Transfer Agency
P.O. Box 5493
Boston, Massachusetts 02206
Overnight Mail
State Street Bank and Trust Company
Attn: Quincy Nunnally-Transfer Agency
1776 Heritage Drive
JAB/3
North Quincy, Massachusetts 02171
Portfolio Characteristics and Holdings
A description of the Fund’s policies and procedures related to disclosure of portfolio characteristics and holdings is available in the SAI.
For information about portfolio holdings and characteristics, BlackRock fund shareholders and prospective investors may call 1‑888‑204‑3956.
Securities and Exchange Commission
You may also view and copy public information about the Fund, including the SAI, by visiting the EDGAR database on the SEC’s website (http://www.sec.gov). Copies of this information can be obtained, for a duplicating fee, by electronic request at the following e‑mail address: publicinfo@sec.gov.
You should rely only on the information contained in this prospectus. No one is authorized to provide you with information that is different from information contained in this prospectus.
The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
INVESTMENT COMPANY ACT FILE # 811‑07332

PRO-CF-SEL-0426

APRIL 30, 2026

Prospectus

BlackRock Funds III | Premium Shares

•	BlackRock Cash Funds: Treasury
Premium: BSPXX

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured • May Lose Value • No Bank Guarantee

Fund Overview	Key facts and details about the Fund listed in this prospectus, including investment objective, principal strategies, risk factors, fee and expense information, and historical performance information

	Investment Objective	3

	Fees and Expenses of the Fund	3

	Principal Investment Strategies of the Fund	3

	Principal Risks of Investing in the Fund	4

	Performance Information	6

	Investment Adviser	6

	Purchase and Sale of Fund Shares	7

	Tax Information	7

	Payments to Broker/Dealers and Other Financial Intermediaries	7

Details About the Fund	Information about how the Fund invests, including investment objective, investment processes, principal strategies and risk factors

	How The Fund Invests	8

	Investment Risks	9

Account Information	Information about account services, shareholder transactions, and distribution and other payments

	Shareholder Information	13

	Distribution and Shareholder Servicing Payments	16

	Calculating the Share Price	16

	Fund Distributions	17

	Short-Term Trading Policy	17

	Federal Taxes	17

	Master/Feeder Mutual Fund Structure	18

Management of the Fund	Information about BFA

	Investment Adviser	20

	Administrative Services	20

	Conflicts of Interest	21

Financial Highlights	Financial Performance of the Fund	22

General Information	Shareholder Documents	23

	Certain Fund Policies	23

	Statement of Additional Information	24

Glossary	Glossary of Investment Terms	25

For More Information	Fund and Service Providers	Inside Back Cover

Additional Information	Back Cover

Fund Overview

Key Facts About BlackRock Cash Funds: Treasury
Investment Objective

The investment objective for BlackRock Cash Funds: Treasury (the “Fund”), a series of BlackRock Funds III (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell Premium Shares of BlackRock Cash Funds: Treasury. You may pay other fees, such as brokerage commissions and other fees to your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock Fund Advisors (“BFA”) and its affiliates) (each, a “Financial Intermediary”), which are not reflected in the table and example below.

Annual Class Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)[1]	Premium Shares*
Management Fee[1,2]	0.10%
Distribution and/or Service (12b‑1) Fees	None
Other Expenses	0.10%
Administration Fees	0.10%
Independent Expenses[3]	—
Total Annual Fund Operating Expenses	0.20%
Fee Waivers and/or Expense Reimbursements[2,3]	(0.03)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2,3]	0.17%

*	Fund currently active, but no assets in share class as of December 31, 2025.

[1]
The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and Treasury Money Market Master Portfolio (the “Treasury Master Portfolio”), a series of Master Investment Portfolio (“MIP”), in which the Fund invests. Management fees are paid by Treasury Master Portfolio.

[2]
BFA has contractually agreed to waive a portion of its management fee payable by the Treasury Master Portfolio through June 30, 2027. After giving effect to such contractual waiver, the management fee will be 0.07%. The contractual waiver may not be terminated prior to July 1, 2027 unless approved by a majority of the non-interested trustees of MIP (with 90 days’ notice) or by a vote of the majority of outstanding voting securities of MIP.

[3]
Independent Expenses consist of the Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund and Treasury Master Portfolio. BlackRock Advisors, LLC (“BAL”), the administrator to the Fund, and BFA, the investment adviser to Treasury Master Portfolio, have contractually agreed to reimburse, or provide offsetting credits to, the Fund and Treasury Master Portfolio, as applicable, for Independent Expenses through June 30, 2027. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to July 1, 2027 unless approved by a majority of the non-interested trustees of the Trust or MIP, as applicable, (with 90 days’ notice) or by a vote of the majority of outstanding voting securities of the Fund or MIP, as applicable.

Example:
This Example is intended to help you compare the cost of investing in Premium Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Premium Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Premium Shares’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Premium Shares	$17	$61	$110	$252
Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment objective by investing at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other direct obligations of the U.S. Treasury, and repurchase agreements secured by such obligations or cash. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. In addition, the Fund may invest in variable and floating rate instruments and transact in securities on a when-issued, delayed delivery or forward commitment basis.

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The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations of the U.S. Treasury, and repurchase agreements secured by such obligations. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.
U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. The principal and interest of all securities held by the Fund are payable in U.S. dollars.
The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a‑7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission.
The Fund is a “feeder” fund that invests all of its investable assets in Treasury Master Portfolio of MIP, which has the same investment objective and strategies as the Fund. All investments are made at the Treasury Master Portfolio level. This structure is sometimes called a “master/feeder” structure. The Fund’s investment results will correspond directly to the investment results of Treasury Master Portfolio. For simplicity, the prospectus uses the name of the Fund or the term “Fund” (as applicable) to include Treasury Master Portfolio.
Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress. The following is a summary description of principal risks of investing in the Fund. The relative significance of each risk factor below may change over time and you should review each risk factor carefully.

∎
Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. Very low or negative interest rates may magnify interest rate risk. During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns or pay dividends to Fund shareholders. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from the Fund’s ability to achieve its investment objective.

∎
Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. In addition, notwithstanding that U.S. Treasury obligations are backed by the full faith and credit of the United States, circumstances could arise that could prevent the timely payment of interest or principal, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to the Fund and substantial negative consequences for the U.S. economy and the global financial system.

∎
Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

∎
Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will be unable or unwilling to make timely payments of interest and principal when due or otherwise honor their obligations. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

∎	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

∎
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Fund and its

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investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

∎
Operational and Technology Risks — The Fund is directly and indirectly susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or may impair the Fund’s operations. While the Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund. Operational and technology risks for the issuers in which the Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value.

∎
Risk of Investing in the United States — Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

∎
Stable Net Asset Value Risk — The Fund may not be able to maintain a stable net asset value (“NAV”) of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

∎
U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States. In addition, circumstances could arise that could prevent the timely payment of interest or principal on U.S. Government obligations, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to the Fund and substantial negative consequences for the U.S. economy and the global financial system.

∎
Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. Securities with floating or variable interest rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their coupon rates do not reset as high, or as quickly, as comparable market interest rates, and generally carry lower yields than fixed securities of the same maturity. These securities will not generally increase in value if interest rates decline. A decline in interest rates may result in a reduction in income received from variable and floating rate securities held by the Fund and may adversely affect the value of the Fund’s shares. Benchmark interest rates may not accurately track market interest rates. Although floating rate securities are less sensitive to interest rate risk than fixed-rate securities, they are subject to credit risk and default risk, which could impair their value.

∎
When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

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Performance Information

There are currently no Premium Shares of BlackRock Cash Funds: Treasury outstanding as of the date of this prospectus. As a result, the chart, the table and the seven-day yield shown below give you a picture of the performance for SL Agency Shares of the Fund, which are not offered in this prospectus. The performance of the Fund’s Premium Shares would be substantially similar to SL Agency Shares because Premium Shares and SL Agency Shares are invested in the same portfolio of securities and performance would only differ to the extent that Premium Shares and SL Agency Shares have different expenses. The actual returns and seven-day yields of Premium Shares would have been lower than those of the SL Agency Shares because Premium Shares have higher expenses than the SL Agency Shares.
The bar chart and table in this section provide some indication of the risks of investing in BlackRock Cash Funds: Treasury by showing the changes in the Fund’s performance from year to year. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. How the Fund performed in the past is not necessarily an indication of how it will perform in the future. If BFA and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a‑7 under the 1940 Act. Updated information on the Fund’s performance can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at 1-888-204-3956.
BlackRock Cash Funds: Treasury
SL Agency Shares
ANNUAL TOTAL RETURNS
As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.35% (quarter ended December 31, 2023) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2021).

For the periods ended 12/31/25 Average Annual Total Returns	1 Year	5 Years	10 Years
BlackRock Cash Funds: Treasury — SL Agency Shares	4.27%	3.21%	2.15%

7-Day Yield As of December 31, 2025
BlackRock Cash Funds: Treasury — SL Agency Shares	3.72%
Current Yield: You may obtain the Fund’s current 7-day yield by calling 1-888-204-3956 (toll-free) or by visiting the Fund’s website at www.blackrock.com/cash.
Investment Adviser

Treasury Master Portfolio’s investment adviser is BlackRock Fund Advisors (previously defined as “BFA”).

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Purchase and Sale of Fund Shares

The minimum initial investment for Premium Shares of the Fund is $10 million, although the Fund may reduce or waive the minimum in some cases. You may generally purchase or redeem shares of the Fund each day the bond markets and the Fedwire Funds Service are open. To purchase or sell shares you should contact your Financial Intermediary, or, if you hold your shares through the Fund, you should contact the Fund by phone at 1‑888‑204‑3956, or by mail to State Street Bank and Trust Company, Attn: Quincy Nunnally-Transfer Agency, P.O. Box 5493, Boston, Massachusetts 02206.
To be eligible to purchase Premium Shares of the Fund, you must invest through an employer-sponsored or individual retirement savings plan; invest the proceeds rolled over from such retirement savings plan into an individual retirement account; or maintain an account with State Street Bank and Trust Company, the Fund’s transfer agent (the “Transfer Agent”), or with a shareholder servicing agent (a “Shareholder Servicing Agent”). Please contact your Shareholder Servicing Agent or the Transfer Agent for more information.
You may purchase or sell shares without paying a sales charge. Your order to purchase or sell shares must be received in proper form, as determined by the Transfer Agent or a Financial Intermediary pursuant to an appropriate agreement, by 5:00 p.m. Eastern time on any day the Fund is open (a “Business Day”) (or, if the Fund closes early, by such closing time) to purchase or sell shares at that day’s net asset value. Orders received after 5:00 p.m. Eastern time on any Business Day (or, if the Fund closes early, at such closing time) will be cancelled.
Tax Information

The Fund’s dividends and distributions may be subject to U.S. federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax‑exempt investor or are investing through a qualified tax-exempt plan described in section 401(a) of the Internal Revenue Code of 1986, as amended, in which case you may be subject to U.S. federal income tax when distributions are received from such tax deferred arrangements.
Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a Financial Intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment.
Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

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Details About the Fund

Included in this prospectus are sections that tell you about buying and selling shares, management information, and shareholder features of BlackRock Cash Funds: Treasury, a government money market fund under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Fund”) and your rights as a shareholder. The Fund is a series of BlackRock Funds III (the “Trust”).
How The Fund Invests

The Fund is a “feeder” fund that invests all of its assets in Treasury Money Market Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”), a mutual fund that has an investment objective and strategies substantially identical to those of the Fund. All discussion of the investment objective, strategies and risks of the Fund refers also to the investment objective, strategies and risks of the Master Portfolio, unless otherwise indicated. A description of the relationship of the Fund to the Master Portfolio appears below under the heading “Account Information — Master/Feeder Mutual Fund Structure.”
The Fund is a government money market fund managed pursuant to Rule 2a‑7 under the 1940 Act.

∎
The Fund will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. For a discussion of dollar-weighted average maturity and dollar-weighted average life, please see the Glossary on page 25.

∎
Pursuant to Rule 2a-7, the Fund is subject to a “general liquidity requirement” that requires that the Fund hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions in light of its obligations under Section 22(e) of the 1940 Act regarding share redemptions and any commitments the Fund has made to shareholders. To comply with this general liquidity requirement, BlackRock Fund Advisors (“BFA”) must consider factors that could affect the Fund’s liquidity needs, including characteristics of the Fund’s investors and their likely redemptions. Depending upon the volatility of its cash flows (particularly shareholder redemptions), this may require the Fund to maintain greater liquidity than would be required by the daily and weekly minimum liquidity requirements discussed below.

∎
The Fund will not acquire any illiquid security (i.e., securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund) if, immediately following such purchase, more than 5% of the Fund’s total assets are invested in illiquid securities.

∎
The Fund will not acquire any security other than a daily liquid asset unless, immediately following such purchase, at least 25% of its total assets would be invested in daily liquid assets, and the Fund will not acquire any security other than a weekly liquid asset unless, immediately following such purchase, at least 50% of its total assets would be invested in weekly liquid assets. For a discussion of daily liquid assets and weekly liquid assets, please see the Glossary on page 25.

∎	The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.
The Trust’s Board of Trustees (the “Board”) has chosen not to subject the Fund to discretionary liquidity fees.
BlackRock Cash Funds: Treasury
The investment objective for the Fund is to seek current income as is consistent with liquidity and stability of principal.
The Fund seeks to achieve its investment objective by investing at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other direct obligations of the U.S. Treasury, and repurchase agreements secured by such obligations or cash.
The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations of the U.S. Treasury, and repurchase agreements secured by such obligations. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.
The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar‑weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. In addition, the Fund may invest in variable and floating rate instruments and transact in instruments on a when-issued, delayed delivery or forward commitment basis. The principal and interest of all securities held by the Fund are payable in U.S. dollars. The Master Portfolio may transfer uninvested cash balances into a single joint account at the Master Portfolio’s custodian bank, the daily aggregate balance of which will be invested in one or more repurchase agreements.

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Investment Risks

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
The following is a description of certain risks of investing in the Fund. The order of the below risk factors does not indicate the significance of any particular risk factor.
Principal Risks of Investing in the Fund
Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will be unable or unwilling to make timely payments of interest and principal when due or otherwise honor their obligations. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.
Income Risk — The Fund’s yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.
Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. Very low or negative interest rates may magnify interest rate risk. During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns or pay dividends to Fund shareholders. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from the Fund’s ability to achieve its investment objective.
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
Operational and Technology Risks — The Fund and the entities with which it interacts directly or indirectly are susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or impair the Fund’s operations. These entities include, but are not limited to, the Fund’s adviser, administrator, distributor, other service providers (e.g., index and benchmark providers, accountants, custodians, and transfer agents), financial intermediaries, counterparties, market makers, authorized participants, listing exchanges, other financial market operators, and governmental authorities, as applicable. Operational and technology risks for the issuers in which the Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value. The Fund may incur substantial costs in order to mitigate operational and technology risks.
Cybersecurity incidents can result from deliberate attacks or unintentional events against an issuer in which the Fund invests, the Fund or any of its service providers. They include, but are not limited to, gaining unauthorized access to systems, misappropriating assets or sensitive information, corrupting or destroying data, and causing operational disruption. Geopolitical tension may increase the scale and sophistication of deliberate attacks, particularly those from nation states or from entities with nation state backing. Cybersecurity incidents may result in any of the following: financial losses; interference with the Fund’s ability to calculate its NAV; disclosure of confidential information; impediments to trading; submission of erroneous trades by the Fund or erroneous subscription or redemption orders; the inability of the Fund or its service providers to transact business; violations of applicable privacy and other laws; regulatory fines; penalties; reputational damage; reimbursement or other compensation costs; and other legal and compliance expenses. Furthermore, cybersecurity incidents may render records of the Fund, including records relating to its assets and transactions, shareholder ownership of Fund shares, and other data integral to the Fund’s functioning, inaccessible, inaccurate or incomplete. Power outages, natural disasters, equipment malfunctions and processing errors that threaten information and technology systems relied upon by the Fund or its service providers, as

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well as market events that occur at a pace that overloads these systems, may also disrupt business operations or impact critical data. In addition, the risks of increased use of AI technologies, such as machine learning, include data risk, transparency risk, and operational risk. The AI technologies, which are generally highly reliant on the collection and analysis of large amounts of data, may incorporate biased or inaccurate data, and it is not possible or practicable to incorporate all relevant data into such technologies. The output or results of any such AI technologies may therefore be incomplete, erroneous, distorted or misleading. Further, AI tools may lack transparency as to how data is utilized and how outputs are generated. AI technologies may also allow the unintended introduction of vulnerabilities into infrastructures and applications. The Fund and its shareholders could be negatively impacted as a result of these risks associated with AI technologies. AI technologies and their current and potential future applications, and the regulatory frameworks within which they operate, continue to quickly evolve, and it is impossible to anticipate the full scope of future AI capabilities or rules and the associated risks to the Fund.
While the Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund in the setting of priorities, the personnel and resources available or the effectiveness of relevant controls. The Fund and its adviser seek to reduce these risks through controls, procedures and oversight, including establishing business continuity plans and risk management systems. However, there are inherent limitations in such plans and systems, including the possibility that certain risks that may affect the Fund have not been identified or may emerge in the future; that such plans and systems may not completely eliminate the occurrence or mitigate the effects of operational or information security disruptions or failures or of cybersecurity incidents; or that prevention and remediation efforts will not be successful or that incidents will go undetected. The Fund cannot control the systems, information security or other cybersecurity of the issuers in which it invests or its service providers, counterparties, and other third parties whose activities affect the Fund.
Lastly, the regulatory climate governing cybersecurity and data protection is developing quickly and may vary considerably across jurisdictions. Regulators continue to develop new rules and standards related to cybersecurity and data protection. Compliance with evolving regulations can be demanding and costly, requiring substantial resources to monitor and implement required changes.
Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.
Risk of Investing in the United States — A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States are changing many aspects of financial, commercial, public health, environmental, and other regulation and may have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future. Although elevated debt levels do not necessarily indicate or cause economic problems, elevated public debt service costs may constrain future economic growth.
The United States has developed increasingly strained relations with a number of foreign countries. If relations with certain countries deteriorate, it could adversely affect U.S. issuers as well as non‑U.S. issuers that rely on the United States for trade. The United States has also experienced increased internal political discord, as well as significant challenges in managing and containing the outbreak of COVID‑19. If these trends were to continue, it may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Stable Net Asset Value Risk — The Fund may not be able to maintain a stable NAV of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.
Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. In addition, notwithstanding that U.S. Treasury obligations are backed by the full faith and credit of the United States, circumstances could arise that could prevent the timely payment of interest or principal, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to the Fund and substantial negative consequences for the U.S. economy and the global financial system.
U.S. Government Obligations Risk — Not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law. In addition, circumstances could arise that could prevent the

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timely payment of interest or principal on U.S. Government obligations, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to the Fund and substantial negative consequences for the U.S. economy and the global financial system.
Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. Securities with floating or variable interest rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their coupon rates do not reset as high, or as quickly, as comparable market interest rates, and generally carry lower yields than fixed securities of the same maturity. These securities will not generally increase in value if interest rates decline. A decline in interest rates may result in a reduction in income received from variable and floating rate securities held by the Fund and may adversely affect the value of the Fund’s shares. Benchmark interest rates may not accurately track market interest rates. Although floating rate securities are less sensitive to interest rate risk than fixed-rate securities, they are subject to credit risk and default risk, which could impair their value.
When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
Other Risks of Investing in the Fund
The Fund may also be subject to certain other non-principal risks associated with its investments and investment strategies, including:
Expense Risk — Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.
Illiquid Investments Risk — The Fund’s liquid investments may become illiquid after purchase by the Fund, particularly during periods of market turmoil. There can be no assurance that a security or instrument that is deemed to be liquid when purchased will continue to be liquid for as long as it is held by the Fund. The Fund’s illiquid investments may reduce the returns of the Fund because it may be difficult to sell the illiquid investments at an advantageous time or price. The Fund may be unable to pay redemption proceeds within the time period stated in this prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.
Investment in Other Investment Companies Risk — As with other investments, investments in other investment companies, including exchange-traded funds, are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies (to the extent not offset by BFA through waivers). To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.
Large Shareholder and Large-Scale Redemption Risk — Certain shareholders, including a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, or another entity, may from time to time own or manage a substantial amount of Fund shares or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment or that the size of the Fund would be maintained. Redemptions of a large number of Fund shares by these shareholders may adversely affect the Fund’s liquidity and net assets. These redemptions may force the Fund to sell portfolio securities to meet redemption requests when it might not otherwise do so, which may negatively impact the Fund. In addition, large redemptions can result in the Fund’s current expenses being allocated over a smaller asset base, which generally could result in an increase in the Fund’s expense ratio.
Ownership Limitations Risk — If certain aggregate and/or fund-level ownership thresholds are reached through transactions undertaken by BFA, its affiliates or the Fund, or as a result of third-party transactions or actions by an issuer or regulator, the ability of BFA and its affiliates on behalf of clients (including the Fund) to purchase or dispose of investments, exercise rights or undertake business transactions may be restricted by law, regulation or rule or otherwise impaired. The capacity of the Fund to invest in certain securities or other assets may be affected by the relevant threshold limits, and such limitations may have adverse effects on the liquidity and performance of the Fund’s portfolio holdings.
For example, ownership limits may apply to securities whose issuers operate in certain regulated industries or in certain international markets. Such limits also may apply where the investing entity (such as the Fund) is subject to corporate or regulatory ownership restrictions or invests in certain futures or other derivative transactions. In certain circumstances, aggregate and/or fund-level amounts invested or voted by BFA and its affiliates for client funds and accounts managed by BFA (including the Fund) may not exceed the relevant limits without the grant of a license or

11

other regulatory or corporate approval, order, consent, relief or non-disapproval. However, there is no guarantee that permission will be granted, or that, once granted, it will not be modified or revoked at a later date with minimal or no notice. In other cases, exceeding such thresholds may cause BFA and its affiliates, the Fund or other client accounts to suffer disadvantages or business restrictions.
Ownership limitations are highly complex. It is possible that, despite BFA’s intent to either comply with or be granted permission to exceed ownership limitations, it may inadvertently breach a limit or violate the corporate or regulatory approval, order, consent, relief or non-disapproval that was obtained.
Reliance on Advisor Risk — The Fund is dependent upon services and resources provided by BFA, and therefore BFA’s parent, BlackRock, Inc. BFA is not required to devote its full time to the business of the Fund and there is no guarantee or requirement that any investment professional or other employee of BFA will allocate a substantial portion of his or her time to the Fund. The loss of, or changes in, BFA’s personnel could have a negative effect on the performance or the continued operation of the Fund.
For a description of the Fund’s policies and procedures with respect to disclosure of the Master Portfolio’s portfolio holdings, and a discussion of the Fund’s investments and risks, please refer to the Fund’s combined Statement of Additional Information (“SAI”).

12

Account Information

Shareholder Information

Who is Eligible to Invest?
To be eligible to purchase Premium Shares, you must:

∎	Invest through an employer-sponsored or individual retirement savings plan;

∎	Invest the proceeds rolled over from such retirement savings plan into an individual retirement account (“IRA”);

∎	Maintain an account with State Street Bank and Trust Company, the Fund’s transfer agent (the “Transfer Agent”), or with a shareholder servicing agent (a “Shareholder Servicing Agent”); or

∎	Initially invest a minimum of $10 million directly through the Transfer Agent.
The minimum initial investment amount for Premium Shares of the Fund is $10 million; however, in certain situations, this minimum initial investment amount may be reduced or waived. Please contact your Shareholder Servicing Agent or the Transfer Agent for more information.
The Fund offers additional share classes with different expenses and expected returns, including share classes you may be eligible to purchase. Call 1‑888‑204‑3956 (toll-free) for additional information.
In order to invest, a completed account application form must be submitted to, and processed by, your Shareholder Servicing Agent or the Transfer Agent and an account number assigned. You may be asked to provide information to verify your identity when opening an account.
Your Shareholder Servicing Agent may charge you a fee and may offer additional account services. Additionally, your Shareholder Servicing Agent may have procedures for placing orders for Premium Shares that differ from those of the Fund, such as different investment minimums or earlier trading deadlines. Please contact your Shareholder Servicing Agent directly for more information and details.
Shares of the Fund are only registered for sale in the United States and certain of its territories. Consequently, the Fund generally does not accept investments from non-U.S. residents.
How to Buy Shares
∎
Plan Participant. Invest through payroll deductions or make a direct contribution by rolling over an amount from another 401(k) plan or from a rollover IRA (make arrangements through your employer). If you are investing through a Shareholder Servicing Agent, your Shareholder Servicing Agent is responsible for properly transmitting your purchase order to the Transfer Agent and may impose an earlier deadline than the Fund, as described below.

∎
Tax‑deferred Investor. Invest through a Shareholder Servicing Agent as provided in your benefit plan documents. Your Shareholder Servicing Agent, plan sponsor or administrator is responsible for properly transmitting your purchase order to the Transfer Agent and may impose an earlier deadline for purchase and redemption orders than the Fund, as described below.

∎
Qualified Buyer. Invest through an account set up with your Shareholder Servicing Agent. Your Shareholder Servicing Agent is responsible for properly transmitting your purchase order to the Transfer Agent and may impose an earlier deadline than the Fund, as described below.

∎	Direct Buyer. See the “Special Instructions for Direct Buyers” section of this prospectus.
The Fund is generally open Monday through Friday and is closed on weekends and generally closed on all other days that the primary markets for the Master Portfolio’s portfolio securities (i.e., the bond markets) are closed or the Fedwire Funds Service is closed. The holidays on which both the Fedwire and the bond markets are closed currently are: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Memorial Day, Juneteenth, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. The Fund is also closed on Good Friday.
To purchase shares of the Fund, you should contact your financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, Inc. (“BlackRock”) and its affiliates) (each, a “Financial Intermediary”), or, if you hold your shares through the Fund, you should contact the Fund by phone at 1-888-204-3956, or by mail to State Street Bank and Trust Company, Attn: Quincy Nunnally-Transfer Agency, P.O. Box 5493, Boston, Massachusetts 02206. Orders must be received prior to the next NAV cut-off time to receive that NAV.
Your purchase order must be received in proper form by the Fund or State Street Bank and Trust Company prior to the deadlines noted below on any day the Fund is open (a “Business Day”) (or, if the Fund closes early, at such closing

13

time) to receive that NAV. However, the Fund may also honor a purchase order if the Fund can verify that the purchase order was submitted to a Financial Intermediary that is an authorized agent of the Fund before the applicable deadline.
The Fund will open for business and begin accepting purchase orders at 8:30 a.m. (Eastern time) on any Business Day. Purchase orders for the Fund’s Premium Shares must be received by 5:00 p.m. (Eastern time) on any Business Day.
Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by The Securities Industry Financial Markets Association (“SIFMA”)) or the Federal Reserve Bank of Philadelphia or the New York Stock Exchange (the “NYSE”) closes early1, the Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day.
Orders received after the applicable deadline for the Fund on any Business Day (or, if the Fund closes early, at such closing time) will be cancelled.
Payment for Premium Shares of the Fund may be made only in federal funds or other immediately available funds. You may be charged for any costs incurred, including any costs incurred to recompute the Fund’s NAV, in connection with a purchase order that has been placed but for which the Fund has not received full payment by the close of the federal funds wire (normally 6:00 p.m. Eastern time) on the day the purchase order was placed. This payment deadline may be extended by one Business Day where a purchase order is processed through certain electronic platforms where same-day cash settlement is impracticable. The Fund will notify a shareholder or Financial Intermediary if its purchase order or payment was not received by an applicable deadline.
The Fund reserves the right to suspend or discontinue the offer and sale of its shares and reject or cancel any purchase order for any reason.
How to Sell Shares
∎
Plan participant and tax‑deferred investor. Contact your plan sponsor, administrator or Shareholder Servicing Agent. Your Shareholder Servicing Agent is responsible for properly transmitting your sale order to the Transfer Agent.

∎	Qualified buyer. Contact your Shareholder Servicing Agent. Your Shareholder Servicing Agent is responsible for properly transmitting your sale order to the Transfer Agent.

∎	Direct buyer. See the “Special Instructions for Direct Buyers” section of this prospectus.
To redeem shares of the Fund, you should contact your Financial Intermediary or financial professional, or, if you hold your shares through the Fund, you should contact the Fund by phone at 1-888-204-3956, or by mail to State Street Bank and Trust Company, Attn: Quincy Nunnally-Transfer Agency, P.O. Box 5493, Boston, Massachusetts 02206. Redemption orders may be placed either in number of shares or in dollars.
The Fund will open for business and begin accepting redemption orders at 8:30 a.m. (Eastern time) on any Business Day. The Fund will accept redemption orders until 5:00 p.m. (Eastern time) on any Business Day.
Your redemption order must be received in proper form by State Street Bank and Trust Company or your Shareholder Servicing Agent pursuant to an appropriate agreement by the applicable deadline (or, if the Fund closes early, by such closing time) to sell shares at that NAV. Orders received after the applicable deadline for the Fund on any Business Day (or, if the Fund closes early, at such closing time) will be cancelled.
If redemption orders are received by State Street Bank and Trust Company on a Business Day by the established deadlines, payment for redeemed Fund shares will typically be wired in federal funds on that same day. The Fund can delay payment for one Business Day.
If you purchased shares through a Financial Intermediary that entity may have its own earlier deadlines for the receipt of the redemption order.
Where a redemption order is processed through certain electronic platforms where same-day cash settlement is impracticable, payment for redeemed shares will generally be delayed by one Business Day. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed by one additional Business Day.
Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, the Fund may advance the time on that day by which a redemption order must be placed so that it will be effected that day.
The Fund reserves the right to redeem your shares automatically and close your account for any reason, subject to applicable law, and send you the proceeds. For example, the Fund may redeem your shares automatically to reimburse the Fund for any losses sustained by reason of your failure to make full payment for shares purchased or to collect any

[1]
SIFMA currently recommends an early close for the bond markets on the following dates: May 22, July 2, November 27, December 24 and December 31, 2026 and March 26, 2027. The NYSE will close early on November 27 and December 24, 2026.

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charge relating to a transaction effected for your benefit that is applicable to the Fund’s shares, as provided from time to time in this prospectus. In addition, the Fund reserves the right to send your redemption proceeds in the form of securities from the Master Portfolio. Any such redemption shall be effected at the NAV next determined after the redemption order is entered.
Under normal and stressed market conditions, the Fund typically expects to meet redemption requests by using cash or cash equivalents in its portfolio or by selling portfolio assets to generate additional cash.
Special Instructions for Direct Buyers
A direct buyer who has established an account with the Fund can add to or redeem from that account by phone or through the mail.

∎
To add or redeem shares by phone, call 1‑888‑204‑3956 between 8:30 a.m. and 5:00 p.m. Eastern time on any Business Day (or, if the Fund closes early, at such closing time). The Transfer Agent will employ procedures designed to confirm that your order is valid. These may include asking for identifying information and recording the phone call. Neither the Transfer Agent nor the Fund may be held liable for acting on telephone instructions that the Transfer Agent reasonably believes to be valid. For redemptions, the Transfer Agent will wire proceeds directly to your designated bank account.(1)

For purchases, you should instruct your bank to wire funds as follows:
State Street Bank and Trust Company
ABA # 011000028
Attn: Transfer Agent
Account # DDA 00330860
For Further Credit to: BlackRock Funds III
Shareholder Account Name:
Shareholder Account Number:
Fund Share Class Numbers:
1108 (BlackRock Cash Funds: Treasury — Premium Shares)

∎
To redeem shares by mail, indicate the dollar amount you wish to receive or the number of shares you wish to sell in your order to sell. Include the Fund’s Share Class number and your account and taxpayer identification numbers. All account signatories must sign the order.

∎	A direct buyer can ask the Transfer Agent to wire proceeds directly to its designated bank account.(2)
Additional Purchase and Redemption Information
Upon receipt of a proper redemption request submitted in a timely manner and otherwise in accordance with the redemption procedures set forth in this prospectus, the Fund will redeem the requested shares and make a payment to you in satisfaction thereof no later than the Business Day following the redemption request.
The Fund may postpone and/or suspend redemption and payment beyond one Business Day only as follows:
a. For any period during which there is a non-routine closure of the Federal Reserve wire system or applicable Federal Reserve Banks;
b. For any period (1) during which the NYSE is closed other than customary week-end and holiday closings or (2) during which trading on the NYSE is restricted;
c. For any period during which an emergency exists as a result of which (1) disposal of securities owned by the Fund is not reasonably practicable or (2) it is not reasonably practicable for the Fund to fairly determine the NAV of shares of the Fund;
d. For any period during which the SEC has, by rule or regulation, deemed that (1) trading shall be restricted or (2) an emergency exists;
e. For any period that the SEC may by order permit for your protection; or
f. For any period during which the Fund, as part of a necessary liquidation of the Fund, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws (as discussed below).

(1)
The following procedures are intended to help prevent fraud. If you wish to make a change to your list of authorized traders, you must provide a written request signed by an authorized signer on your account. If you wish to change your bank wire instructions or list of authorized signers, you must make your request in writing and include a medallion signature guarantee and provide a corporate resolution of a recent date or other documentation as determined by the Transfer Agent. You can obtain a medallion signature guarantee from most banks and securities dealers. A medallion signature guarantee is not a notarized signature.

(2)
To help prevent fraud, if you direct the sale proceeds to someone other than your account’s owner of record, to an address other than your account’s address of record or to a bank not designated previously, you must make your request in writing and include a medallion signature guarantee and provide a corporate resolution of a recent date or other documentation as determined by the Transfer Agent. You can obtain a medallion signature guarantee from most banks and securities dealers. A medallion signature guarantee is not a notarized signature.

15

If the Board, including a majority of the non-interested Trustees, determines either that (1) the Fund has invested, at the end of a business day, less than 10% of its total assets in weekly liquid assets, or (2) the Fund’s calculated NAV per share has deviated from $1.00 or such deviation is likely to occur; then the Board, subject to certain conditions, may in the case that the Board has determined to liquidate the Fund irrevocably, suspend redemptions and payment of redemption proceeds in order to facilitate the permanent liquidation of the Fund in an orderly manner. If this were to occur, it would likely result in a delay in your receipt of your redemption proceeds.
The Fund reserves the right to advance the time for accepting purchase or redemption orders on any day when the NYSE, bond markets (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia closes early, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. See “How to Buy Shares” and “How to Sell Shares” for further information. In addition, the Board may, for any Business Day, decide to change the time as of which the Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.
In the event the bond markets do not open for business because of an emergency or other unanticipated event, the Fund may, but is not required to, open for purchase or redemption transactions if the Fedwire Funds Service is open. To learn whether the Fund is open for business during an emergency or an unanticipated bond market closing, please call (800) 441-7450.
Under certain circumstances, if no activity occurs in an account within a time period specified by state law, a shareholder’s shares in the Fund may be transferred to that state.
Distribution and Shareholder Servicing Payments

Plan Payments
The Fund has adopted a shareholder servicing plan for certain share classes of the Fund (the “Plan”) that allows the Fund to pay shareholder servicing fees for certain services provided to its shareholders for such share classes.
The shareholder servicing fees payable pursuant to the Plan are paid to compensate Financial Intermediaries for the administration and servicing of shareholder accounts and are not costs which are primarily intended to result in the sale of the Fund’s shares. Because the fees paid by the Fund under the Plan are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment in the shares of the Fund and may cost you more than paying other types of sales charges.
Other Payments by the Fund
In addition to shareholder servicing fees that the Fund may pay to a Financial Intermediary pursuant to the Plan and fees the Fund pays to its transfer agent, BFA, on behalf of the Fund, may enter into non-Plan agreements with affiliated and unaffiliated Financial Intermediaries pursuant to which the Fund will pay a Financial Intermediary for administrative, networking, recordkeeping, sub-transfer agency, sub-accounting and/or shareholder services. These non-Plan payments are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a Financial Intermediary or (2) a fixed dollar amount for each account serviced by a Financial Intermediary. The aggregate amount of these payments may be substantial.
Other Payments by BlackRock
From time to time, BFA, the Fund’s distributor or their affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency, sub-accounting and shareholder services described above at its or their own expense and out of its or their profits. BFA, the Fund’s distributor and their affiliates may also compensate affiliated and unaffiliated Financial Intermediaries for the sale and distribution of shares of the Fund. These payments would be in addition to the Fund payments described in this prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Financial Intermediary, may be based on a percentage of the value of shares sold to, or held by, customers of the Financial Intermediary or may be calculated on another basis. The aggregate amount of these payments by BFA, the Fund’s distributor and their affiliates may be substantial and, in some circumstances, may create an incentive for a Financial Intermediary, its employees or associated persons to recommend or sell shares of the Fund to you.
Please contact your Financial Intermediary for details about payments it may receive from the Fund or from BFA, the Fund’s distributor or their affiliates. For more information, see the SAI.
Calculating the Share Price

The price you pay when you purchase or redeem the Fund’s shares is the NAV next determined after confirmation of your order.

16

The share price of Premium Shares of the Fund is calculated by dividing the value of the net assets of the Fund attributable to Premium Shares (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of such share class. The NAV per share is generally rounded to the nearest cent for the Fund.
The Fund’s NAV per share is calculated on each Business Day based on the NAV of the Master Portfolio. Generally, trading in U.S. Government securities, short-term debt securities, and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Master Portfolio’s shares are determined as of such times.
In computing NAV, the Master Portfolio uses the amortized cost method of valuation, meaning that the calculation is based on a valuation of the assets held by the Master Portfolio at cost, with an adjustment for any discount or premium on a security at the time of purchase. The Fund’s SAI includes more information about the methods for valuing the Master Portfolio’s investments.
The NAV of the Fund is determined on each Business Day as of 5:00 p.m. (Eastern time) (or, if the Fund closes early, at such closing time).
Fund Distributions

The Fund declares distributions of its net investment income daily and distributes them monthly to shareholders. The Fund distributes its net realized capital gains, if any, to shareholders at least annually. Distributions payable to you by the Fund will be automatically reinvested in additional shares of the Fund unless you have elected to receive distribution payments in cash.
You begin earning distributions on your shares the day your purchase order takes effect. You continue earning daily distributions on your shares up to but not including the date you sell them.
The Fund credits distributions earned on weekends and holidays to the preceding Business Day. If you sell shares before the monthly distribution payment date, the Fund remits any distributions declared but not yet paid on the next distribution payment date. If you sell all shares before the monthly distribution payment date, the Fund remits all distributions accrued with the sale proceeds.
Short-Term Trading Policy

Market timing is an investment technique involving frequent short-term trading of mutual fund shares designed to exploit market movements or inefficiencies in the way a mutual fund prices its shares. The Boards of Trustees of the Trust and MIP have evaluated the risks of market timing activities by the Fund’s shareholders and have determined that due to (i) the nature of the Fund’s portfolio holdings; (ii) the nature of the Fund’s shareholders; and (iii) the Fund’s policy of seeking to maintain the Fund’s NAV per share at $1.00 each day, it is unlikely that (a) market timing would be attempted by the Fund’s shareholders or (b) any attempts to market time the Fund by shareholders would result in a negative impact to the Fund or its shareholders. As a result, the Boards of Trustees of the Trust and MIP have not adopted policies and procedures to deter short-term trading in the Fund. There can be no assurances, however, that the Fund may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.
Federal Taxes

The following discussion regarding U.S. federal income taxes is based upon laws in effect as of the date of this prospectus and summarizes only some of the important U.S. federal income tax considerations affecting the Fund and its U.S. shareholders. This discussion is not intended as a substitute for careful tax planning. Please see the Fund’s SAI for additional U.S. federal income tax information.
Distributions from your Fund’s net investment income and net realized capital gains are taxable, whether you choose to receive them in cash or automatically reinvest them in additional Fund shares. The amount of taxes you owe will vary depending on your tax status and based on the amount and character of the Fund’s distributions to you and your tax rate.

17

Distributions from the Fund generally are taxable as follows:

Distribution Type	Tax Status

Income	Ordinary income(1)

Short-term capital gain	Ordinary income

Long-term capital gain	Long‑term capital gain(2)

(1)  Distributions from the Fund paid to corporate shareholders will not qualify for the dividends-received deduction generally available to corporate taxpayers. Since the Fund’s income is derived from sources that do not pay “qualified dividend income,” income distributions from the net investment income of the Fund generally will not qualify for taxation at the maximum 20% U.S. federal income tax rate available to individuals on qualified dividend income.

(2)  Normally, the Fund does not expect to realize or distribute a significant amount of long-term capital gains (if any).

Provided the Fund is able to maintain a constant NAV per share of $1.00, sales of the Fund’s shares generally will not result in taxable gain or loss. After the end of each year, the Fund will send to you a notice that tells you how much you have received in distributions during the year and their U.S. federal income tax status. You could also be subject to foreign, state and local taxes on such distributions.
In certain circumstances, you may be subject to backup withholding taxes on distributions to you from the Fund if you fail to provide the Fund with your correct social security number or other taxpayer identification number, or to make required certifications, or if you have been notified by the U.S. Internal Revenue Service (“IRS”) that you are subject to backup withholding.
A 3.8% Medicare tax is imposed on the net investment income (which includes, but is not limited to, interest, dividends and net gain from investments) of U.S. individuals with income exceeding $200,000, or $250,000 if married filing jointly, and of trusts and estates.
Your dividends and redemption proceeds will be subject to backup withholding tax if you have not provided a taxpayer identification number or social security number or the number you have provided is incorrect.
If you are neither a tax resident nor a citizen of the United States or if you are a foreign entity (other than a pass-through entity to the extent owned by U.S. persons), the Fund’s ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies. However, certain distributions reported by the Fund as capital gain dividends, interest-related dividends or short-term capital gain dividends and paid to a foreign shareholder may be eligible for an exemption from U.S. withholding tax.
Separately, a 30% withholding tax is currently imposed on U.S.-source dividends, interest and other income items paid to (i) certain foreign financial institutions and investment funds, and (ii) certain other foreign entities. To avoid withholding, foreign financial institutions and investment funds will generally either need to (a) collect and report to the IRS detailed information identifying their U.S. accounts and U.S. account holders, comply with due diligence procedures for identifying U.S. accounts and withhold tax on certain payments made to noncomplying foreign entities and account holders or (b) if an intergovernmental agreement is entered into and implementing legislation is adopted, comply with the agreement and legislation. Other foreign entities will generally either need to provide detailed information identifying each substantial U.S. owner or certify there are no such owners.
This section summarizes some of the consequences under current federal tax law of an investment in the Fund. It is not a substitute for individualized tax advice. Consult your tax adviser about the potential tax consequences of an investment in the Fund under all applicable tax laws.
Tax considerations for tax‑exempt or foreign investors or those holding Fund shares through a tax‑deferred account, such as a 401(k) plan or IRA, are generally different. For example, shareholders that are exempt from U.S. federal income tax, such as retirement plans that are qualified under Section 401 of the Internal Revenue Code generally are not subject to U.S. federal income tax on Fund dividends or distributions or on sales of Fund shares. Because each investor’s tax circumstances are unique and because tax laws are subject to change, you should consult your tax adviser about your investment.
Master/Feeder Mutual Fund Structure

The Fund does not have its own investment adviser. Instead, the Fund invests all of its assets in the Master Portfolio, which has an investment objective, strategies and policies substantially identical to those of the Fund. BFA serves as investment adviser to the Master Portfolio. The Master Portfolio may accept investments from other feeder funds. Certain actions involving other feeder funds, such as a substantial withdrawal, could affect the Master Portfolio and, therefore, the Fund.

18

Feeder Fund Expenses
Feeder funds, including the Fund, bear their respective master portfolio’s expenses in proportion to the amount of assets each invests in the master portfolio. The feeder fund can set its own transaction minimums, fund-specific expenses and conditions.
Feeder Fund Rights
Under the master/feeder structure, the Board retains the right to withdraw the Fund’s assets from the Master Portfolio if it believes doing so is in the best interests of the Fund’s shareholders. If the Board decides to withdraw the Fund’s assets, it would then consider whether the Fund should hire its own investment adviser, invest in another master portfolio or take other action.

19

Management of the Fund

Investment Adviser

The Fund is a “feeder” fund that invests all of its assets in the Master Portfolio that has an investment objective, strategies and policies substantially identical to those of the Fund. BFA, a registered investment adviser, serves as investment adviser to the Master Portfolio. BFA manages the investment of the Master Portfolio’s assets and provides the Master Portfolio with investment guidance and policy direction in connection with daily portfolio management, subject to the supervision of MIP’s Board of Trustees. For its services to the Master Portfolio, BFA is entitled to receive a management fee at the annual rate of 0.10% of the Master Portfolio’s average daily net assets. BFA has contractually agreed to waive 0.03% of its management fee through June 30, 2027. BFA and BlackRock Advisors, LLC (“BAL”), the Fund’s administrator, have voluntarily agreed to waive a portion of their respective fees and/or reimburse operating expenses to enable the Fund and Master Portfolio to maintain minimum levels of daily net investment income. BFA and BAL may discontinue this waiver and/or reimbursement at any time without notice.
For the fiscal year ended December 31, 2025, BFA received a management fee, net of management fee waivers, at an annual rate as a percentage of average daily net assets of the Master Portfolio as follows:

Master Portfolio	Management Fee Rates (Net of Applicable Waivers)

Treasury Money Market Master Portfolio	0.07%
BFA is located at 400 Howard Street, San Francisco, California 94105. BFA is an indirect majority-owned subsidiary of BlackRock. As of March 31, 2026, BFA and its affiliates had approximately $13.9 trillion in investment company and other portfolio assets under management.
A discussion regarding the basis for MIP’s Board of Trustees’ approval of the investment advisory agreement with BFA is available in the Fund’s reports filed on Form N-CSR for the fiscal period ended June 30, 2025.
From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Master Portfolio are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Master Portfolio.
Administrative Services

BAL provides the following services, among others, as the Fund’s administrator:

∎	Supervises the Fund’s administrative operations;

∎	Provides or causes to be provided management reporting and treasury administration services;

∎	Financial reporting;

∎	Legal, blue sky and tax services;

∎	Preparation of proxy statements and shareholder reports; and

∎	Engaging and supervising the shareholder servicing agents on behalf of the Fund.
BAL is entitled to receive fees for these services at the annual rate of 0.10% of the average daily net assets of Premium Shares of the Fund. In addition to performing these services, BAL has agreed to bear all costs of operating the Fund, other than brokerage expenses, advisory fees, any 12b-1 fees, certain fees and expenses related to the Trust’s trustees who are not “interested persons” of the Fund or the Trust as defined in the 1940 Act and their counsel, auditing fees, litigation expenses, taxes or extraordinary expenses. No additional administration fees are charged at the Master Portfolio level.

20

Conflicts of Interest

The investment activities of BFA and its affiliates (including BlackRock, Inc. and its subsidiaries (collectively, the “Affiliates”)), and their respective directors, officers or employees, in managing their own accounts and other accounts, may present conflicts of interest that could disadvantage the Fund and its shareholders.
BFA and its Affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and in the ordinary course of business may engage in activities in which their interests or the interests of other clients may conflict with those of the Fund. BFA and its Affiliates act, or may act, as an investor, research provider, investment manager, commodity pool operator, commodity trading advisor, financier, underwriter, adviser, trader, lender, index provider, agent and/or principal. BFA and its Affiliates may have other direct and indirect interests in securities, currencies, commodities, derivatives and other assets in which the Fund may directly or indirectly invest.
BFA and its Affiliates may engage in proprietary trading and advise accounts and other funds that have investment objectives similar to those of the Fund and/or that engage in and compete for transactions in the same or similar types of securities, currencies and other assets as are held by the Fund. This may include transactions in securities issued by other open-end and closed-end investment companies, including investment companies that are affiliated with the Fund and BFA, to the extent permitted under the Investment Company Act. The trading activities of BFA and its Affiliates are carried out without reference to positions held directly or indirectly by the Fund. These activities may result in BFA or an Affiliate having positions in assets that are senior or junior to, or that have interests different from or adverse to, the assets held by the Fund.
The Fund may invest in securities issued by, or engage in other transactions with, entities with which an Affiliate has significant debt or equity investments or other interests. The Fund may also invest in issuances (such as debt offerings or structured notes) for which an Affiliate is compensated for providing advisory, cash management or other services. The Fund also may invest in securities of, or engage in other transactions with, entities for which an Affiliate provides or may provide research coverage or other analysis.
An Affiliate may have business relationships with, and receive compensation from, distributors, consultants or others who recommend the Fund or who engage in transactions with or for the Fund.
Neither BFA nor any Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Fund. As a result, an Affiliate may compete with the Fund for appropriate investment opportunities. The results of the Fund’s investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate. It is possible that the Fund could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.
In addition, the Fund may enter into transactions in which BFA or an Affiliate or their directors, officers, employees or clients have an adverse interest. The Fund may be adversely impacted by the effects of transactions undertaken by BFA or an Affiliate or their directors, officers, employees or clients.
From time to time, BFA or its advisory clients (including other funds and accounts) may, subject to compliance with applicable law, purchase and hold shares of the Fund. The price, availability, liquidity, and (in some cases) expense ratio of the Fund may be impacted by purchases and sales of the Fund by BFA or its advisory clients.
The Fund’s activities may be limited because of regulatory restrictions applicable to BFA or an Affiliate or their policies designed to comply with such restrictions.
Under a securities lending program approved by the MIP’s Board of Trustees, MIP, on behalf of the Master Portfolio, has retained BlackRock Institutional Trust Company, N.A., an Affiliate of BFA, to serve as its securities lending agent for the Master Portfolio to the extent that it participates in the securities lending program. For these services, the securities lending agent will receive a fee from the Master Portfolio based on the returns earned on the Master Portfolio’s lending activities, including the investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates may be among the entities to which the Master Portfolio may lend its portfolio securities under the securities lending program.
BFA and its Affiliates may benefit from a fund using a BlackRock index by creating increasing acceptance in the marketplace for such indexes. BFA and its Affiliates are not obligated to license an index to a fund, and no fund is under an obligation to use a BlackRock index. The terms of a fund’s index licensing agreement with BFA or its Affiliates may not be as favorable as the terms offered to other licensees.
The activities of BFA and its Affiliates and their respective directors, officers or employees, may give rise to other conflicts of interest that could disadvantage the Fund and its shareholders. BFA has adopted policies and procedures designed to address these potential conflicts of interest. Please see the SAI for further information.

21

Financial Highlights

The financial highlights table is intended to help investors understand the Fund’s financial performance for the periods shown. Certain information reflects financial results for a share of the Fund. The total returns in the table represents the rate of return that an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and/or distributions. The information has been audited by PricewaterhouseCoopers LLP, whose report along with the Fund’s audited financial statements, is included in the Fund’s Annual Financial Statements and Additional Information for the fiscal year ended December 31, 2025, as filed with the SEC on Form N-CSR, which is available upon request and at www.blackrock.com.
There were no Premium Shares of the Fund outstanding as of December 31, 2025; as a result, the table below sets forth selected financial data for a SL Agency Share of the Fund outstanding throughout each year presented.

	BlackRock Cash Funds: Treasury
	SL Agency
(For a share outstanding throughout each period)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22		Year Ended 12/31/21
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00		$1.00
Net investment income	0.0419	0.0510	0.0497	0.0157		0.0001
Net realized and unrealized gain	0.0001	0.0001 (a)	0.0000 (a)	0.0000	(a)(b)	0.0000	(a)
Net increase from investment operations	0.0420	0.0511	0.0497	0.0157		0.0001
Distributions(c)
From net investment income	(0.0419)	(0.0510)	(0.0497)	(0.0157)		(0.0001)
From net realized gain	(0.0001)	(0.0001)	—	(0.0000	)(d)	(0.0000	)(d)
Total distributions	(0.0420)	(0.0511)	(0.0497)	(0.0157)		(0.0001)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00		$1.00
Total Return(e)
Based on net asset value	4.27%	5.23%	5.08%	1.58%		0.01%
Ratios to Average Net Assets
Total expenses	0.09%	0.09%	0.09%	0.09%		0.09%
Total expenses after fees waived and/or reimbursed	0.09%	0.09%	0.09%	0.09%		0.06%
Net investment income	4.17%	5.08%	4.99%	1.60%		0.00	%(f)
Supplemental Data
Net assets, end of year (000)	$24,063,760	$15,352,626	$15,442,877	$14,479,392		$18,813,987
(a)  Amount is less than $0.00005 per share.
(b)  The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)   Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)  Amount is greater than $(0.00005) per share.
(e)  Where applicable, assumes the reinvestment of distributions.
(f)   Amount is less than 0.005%.

22

General Information

Shareholder Documents

Electronic Access to Annual and Semi-Annual Reports, Annual and Semi-Annual Financial Statements and Additional Information and Prospectuses
Electronic copies of most financial reports and prospectuses are available on BlackRock’s website at www.blackrock.com/prospectus/cash.
Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages: Please contact your Financial Intermediary. Please note that not all investment advisers, banks or brokerages may offer this service.
Delivery of Shareholder Documents
The Fund delivers only one copy of shareholder documents, including prospectuses, shareholder reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is known as “householding” and is intended to eliminate duplicate mailings and reduce expenses. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund’s Transfer Agent at (888) 204-3956.
Certain Fund Policies

Anti-Money Laundering Requirements
The Fund is subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, the Fund is required to obtain sufficient information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of Financial Intermediaries. Such information may be verified using third-party sources. This information will be used only for compliance with the Patriot Act or other applicable laws, regulations and rules in connection with money laundering, terrorism or economic sanctions.
The Fund reserves the right to reject purchase orders from persons who have not submitted information sufficient to allow the Fund to verify their identity. The Fund also reserves the right to redeem any amounts in the Fund from persons whose identity it is unable to verify on a timely basis. It is the Fund’s policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your Financial Intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our website.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law, or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non‑public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

23

Statement of Additional Information

If you would like further information about the Fund, including how it invests, please see the SAI.
For a discussion of the Fund’s policies and procedures regarding the selective disclosure of its portfolio holdings, please see the SAI. The Fund makes its holdings available on a monthly basis at www.blackrock.com, generally within 5 business days after the end of the month to which the information applies.

24

Glossary

This glossary contains an explanation of some of the common terms used in this prospectus. For additional information about the Fund, please see the SAI.
Annual Class Operating Expenses — expenses that cover the costs of operating a share class of the Fund.
Daily Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) securities that will mature, as determined without reference to the maturity shortening provisions of Rule 2a-7 regarding interest rate readjustments, or are subject to a demand feature that is exercisable and payable within one business day; and (iv) amounts receivable and due unconditionally within one business day on pending sales of portfolio securities.
Distribution Fees — fees used to support the Fund’s marketing and distribution efforts, such as compensating financial professionals and other financial intermediaries, advertising and promotion.
Dollar-Weighted Average Life — the dollar-weighted average maturity of the Fund’s portfolio calculated without reference to the exceptions used for variable or floating rate securities regarding the use of the interest rate reset dates in lieu of the security’s actual maturity date. “Dollar-weighted” means the larger the dollar value of a debt security based on its market value in the Fund, the more weight it gets in calculating this average.
Dollar-Weighted Average Maturity — the average maturity of the Fund is the average amount of time until the organizations that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of a debt security based on its market value in the Fund, the more weight it gets in calculating this average. To calculate the dollar-weighted average maturity, the Fund may treat a variable or floating rate security as having a maturity equal to the time remaining to the security’s next interest rate reset date or the period remaining until the principal amount can be recovered through demand rather than the security’s actual maturity.
Eligible Securities — Applicable Eligible Securities include:

∎	securities with a remaining maturity of 397 calendar days or less (with certain exceptions) that BFA determines present minimal credit risks to the fund after considering certain factors;

∎	securities issued by other registered investment companies that are money market funds; or

∎	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.
Management Fee — a fee paid to BFA for managing the Master Portfolio.
Other Expenses — include accounting, administration, transfer agency, custody, professional and registration fees.
Shareholder Servicing Fees — fees used to compensate securities dealers and other financial intermediaries for certain shareholder servicing activities.
Weekly Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) U.S. Government securities issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S. Congress, that are issued at a discount to the principal amount to be repaid at maturity without provision for the payment of interest and have a remaining maturity of 60 days or less; (iv) securities that will mature, as determined without reference to the maturity shortening provisions of Rule 2a-7 regarding interest rate readjustments, or are subject to a demand feature that is exercisable and payable within five business days; and (v) amounts receivable and due unconditionally within five business days on pending sales of portfolio securities.

25

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For More Information

Fund and Service Providers

THE FUND
BlackRock Funds III
BlackRock Cash Funds: Treasury
400 Howard Street
San Francisco, California 94105
1‑888‑204‑3956
MANAGER
BlackRock Fund Advisors
400 Howard Street
San Francisco, California 94105
TRANSFER AGENT
State Street Bank and Trust Company
Attn: Quincy Nunnally-Transfer Agency
1776 Heritage Drive
JAB/3
North Quincy, MA 02171
INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
PricewaterhouseCoopers LLP
Two Commerce Square
2001 Market Street
Suite 1800
Philadelphia, Pennsylvania 19103
ACCOUNTING SERVICES PROVIDER
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, Massachusetts 02114-2016
DISTRIBUTOR
BlackRock Investments, LLC
50 Hudson Yards
New York, New York 10001
CUSTODIAN
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, Massachusetts 02114-2016
COUNSEL
Ropes & Gray LLP
1211 Avenue of Americas
New York, New York 10036

Additional Information

This prospectus contains important information you should know before investing, including information about risks. Read it carefully and keep it for future reference. More information about BlackRock Funds III is available at no charge upon request. This information includes:
Annual/Semi-Annual Reports and Form N-CSR
The Fund’s annual and semi-annual reports and Form N-CSR contain additional information about the Fund’s investments. In Form N-CSR, you will find the Fund’s financial statements.
Statement of Additional Information
A Statement of Additional Information (“SAI”), dated April 30, 2026, has been filed with the Securities and Exchange Commission (the “SEC”). The SAI, which includes additional information about the Fund, may be obtained free of charge, along with the Fund’s annual and semi-annual reports and other information such as Fund financial statements, by calling 1‑888‑204‑3956 on any business day. The SAI, as amended and/or supplemented from time to time, is incorporated by reference into this prospectus.
Questions
If you have any questions about the Fund, please:

Call:	1‑888‑204‑3956 (toll-free)
8:30 a.m. to 6:00 p.m. (Eastern time)
on any business day.
World Wide Web
General fund information and specific fund performance, including the SAI, annual/semi-annual reports and other information such as Fund financial statements, can be accessed free of charge at www.blackrock.com/cash. Mutual fund prospectuses and literature can also be requested via this website.
Written Correspondence

Write:	State Street Bank and Trust Company
Attn: Quincy Nunnally-Transfer Agency
P.O. Box 5493
Boston, Massachusetts 02206
Overnight Mail
State Street Bank and Trust Company
Attn: Quincy Nunnally-Transfer Agency
1776 Heritage Drive
JAB/3
North Quincy, Massachusetts 02171
Portfolio Characteristics and Holdings
A description of the Fund’s policies and procedures related to disclosure of portfolio characteristics and holdings is available in the SAI.
For information about portfolio holdings and characteristics, BlackRock fund shareholders and prospective investors may call 1‑888‑204‑3956.
Securities and Exchange Commission
You may also view and copy public information about the Fund, including the SAI, by visiting the EDGAR database on the SEC’s website (http://www.sec.gov). Copies of this information can be obtained, for a duplicating fee, by electronic request at the following e‑mail address: publicinfo@sec.gov.
You should rely only on the information contained in this prospectus. No one is authorized to provide you with information that is different from information contained in this prospectus.
The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
INVESTMENT COMPANY ACT FILE # 811‑07332

PRO-CF-PRE-0426

APRIL 30, 2026

Prospectus

BlackRock Funds III | SL Agency Shares

•	BlackRock Cash Funds: Institutional
SL Agency: BISXX

•	BlackRock Cash Funds: Treasury
SL Agency: XTSLA

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured • May Lose Value • No Bank Guarantee

Fund Overview	Key facts and details about the Funds listed in this prospectus, including investment objectives, principal strategies, risk factors, fee and expense information, and historical performance information

	Key Facts About BlackRock Cash Funds: Institutional	3

	Key Facts About BlackRock Cash Funds: Treasury	8

Details About the Funds	Information about how each Fund invests, including investment objectives, investment processes, principal strategies and risk factors

	How Each Fund Invests	12

	Investment Risks	13

Account Information	Information about account services, shareholder transactions, and distribution and other payments

	Shareholder Information	20

	Distribution and Shareholder Servicing Payments	23

	Calculating the Share Price	24

	Fund Distributions	25

	Short-Term Trading Policy	25

	Federal Taxes	25

	Master/Feeder Mutual Fund Structure	26

Management of the Funds	Information about BFA

	Investment Adviser	27

	Administrative Services	27

	Conflicts of Interest	28

Financial Highlights	Financial Performance of the Funds	29

General Information	Shareholder Documents	31

	Certain Fund Policies	31

	Statement of Additional Information	32

Glossary	Glossary of Investment Terms	33

For More Information	Funds and Service Providers	Inside Back Cover

Additional Information	Back Cover

Fund Overview

Key Facts About BlackRock Cash Funds: Institutional
Investment Objective

The investment objective for BlackRock Cash Funds: Institutional (the “Fund”), a series of BlackRock Funds III (the “Trust”), is to seek a high level of income consistent with liquidity and the preservation of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell SL Agency Shares of BlackRock Cash Funds: Institutional. You may pay other fees, such as brokerage commissions and other fees to your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional
(including BlackRock Fund Advisors (“BFA”) and its affiliates) (each, a “Financial Intermediary”), which are not reflected in the table and example below.

Annual Class Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)[1]	SL Agency Shares
Management Fee[1,2]	0.10%
Distribution and/or Service (12b‑1) Fees	None
Other Expenses	0.02%
Administration Fees	0.02%
Independent Expenses[3]	—
Total Annual Fund Operating Expenses	0.12%
Fee Waivers and/or Expense Reimbursements[2,3]	(0.03)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2,3]	0.09%

[1]
The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and Money Market Master Portfolio, a series of Master Investment Portfolio (“MIP”), in which the Fund invests. Management fees are paid by Money Market Master Portfolio.

[2]
BFA has contractually agreed to waive a portion of its management fee payable by the Money Market Master Portfolio through June 30, 2027. After giving effect to such contractual waiver, the management fee will be 0.07%. The contractual waiver may not be terminated prior to July 1, 2027 unless approved by a majority of the non-interested trustees of MIP (with 90 days’ notice) or by a vote of the majority of outstanding voting securities of MIP.

[3]
Independent Expenses consist of the Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund and Money Market Master Portfolio. BlackRock Advisors, LLC (“BAL”), the administrator to the Fund, and BFA, the investment adviser to Money Market Master Portfolio, have contractually agreed to reimburse, or provide offsetting credits to, the Fund and Money Market Master Portfolio, as applicable, for Independent Expenses through June 30, 2027. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to July 1, 2027 unless approved by a majority of the non-interested trustees of the Trust or MIP, as applicable, (with 90 days’ notice) or by a vote of the majority of outstanding voting securities of the Fund or MIP, as applicable.

Example:
This Example is intended to help you compare the cost of investing in SL Agency Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in SL Agency Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that SL Agency Shares’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
SL Agency Shares	$9	$36	$65	$151
Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment objective by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The Fund’s portfolio will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. Under normal circumstances, the Fund expects to invest at least 95% of its assets in any combination of such investments, which may include certificates of deposit; high-quality debt obligations, such as corporate debt and certain asset-backed securities; certain obligations of U.S. and foreign banks; certain repurchase agreements; and certain obligations of the U.S. Government, its agencies and instrumentalities (including government-sponsored enterprises).

3

The Fund reserves the right to concentrate its investments (i.e., invest 25% or more of its total assets in securities of issuers in a particular industry) in the obligations of domestic banks. The principal and interest of all securities held by the Fund are payable in U.S. dollars.
The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission.
The Fund is a “feeder” fund that invests all of its investable assets in Money Market Master Portfolio of MIP, which has the same investment objective and strategies as the Fund. All investments are made at the Money Market Master Portfolio level. This structure is sometimes called a “master/feeder” structure. The Fund’s investment results will correspond directly to the investment results of Money Market Master Portfolio. For simplicity, the prospectus uses the name of the Fund or the term “Fund” (as applicable) to include Money Market Master Portfolio.
Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares. The Fund generally must impose a fee when net sales of Fund shares exceed certain levels. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
The following is a summary description of the principal risks of investing in the Fund. The relative significance of each risk factor below may change over time and you should review each risk factor carefully.

∎
Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will be unable or unwilling to make timely payments of interest and principal when due or otherwise honor their obligations. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also adversely affect the value of the Fund’s investment in that issuer.

∎
Concentration Risk — The Fund may concentrate its investments in the U.S. banking industry which would subject it to the risks generally associated with investments in the U.S. banking industry (e.g., interest rate risk, credit risk, availability and stability of deposits and the risk of negative regulatory or market developments affecting the industry).

∎
Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. Very low or negative interest rates may magnify interest rate risk. During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns or pay dividends to Fund shareholders. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from the Fund’s ability to achieve its investment objective.

∎
Discretionary Liquidity Fee Risk — The Board, or its delegate, has discretion to impose a liquidity fee of up to 2% upon sale of your shares if such fee is determined to be in the best interests of the Fund. Accordingly, your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

∎	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

∎
Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

∎	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

∎
Mandatory Liquidity Fee Risk — The Board, or its delegate, must impose a mandatory liquidity fee upon the sale of your shares if the Fund’s net redemptions on any business day exceed 5% of the Fund’s net assets, unless the liquidity costs are de minimis. Accordingly, your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

4

∎
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

∎
Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

∎
Operational and Technology Risks — The Fund is directly and indirectly susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or may impair the Fund’s operations. While the Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund. Operational and technology risks for the issuers in which the Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value.

∎
Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

∎
Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

∎
Risk of Investing in the United States — Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

∎
Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. In addition, notwithstanding that U.S. Treasury obligations are backed by the full faith and credit of the United States, circumstances could arise that could prevent the timely payment of interest or principal, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to the Fund and substantial negative consequences for the U.S. economy and the global financial system.

∎
U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States. In addition, circumstances could arise that could prevent the timely payment of interest or principal on U.S. Government obligations, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to the Fund and substantial negative consequences for the U.S. economy and the global financial system.

∎
Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. Securities with floating or variable interest rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their coupon rates do not reset as high, or as quickly, as comparable market interest rates, and generally carry lower yields than fixed securities of the same maturity. These securities will not generally increase in value if interest rates decline. A decline in interest rates may result in a reduction in income received from variable and floating rate securities held by the Fund and may adversely affect the value of the Fund’s shares. Benchmark interest rates may not accurately track market interest rates. Although floating rate securities are less sensitive to interest rate risk than fixed-rate securities, they are subject to credit risk and default risk, which could impair their value.

∎
When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

5

Performance Information

The bar chart and table in this section provide some indication of the risks of investing in BlackRock Cash Funds: Institutional by showing the changes in the Fund’s performance from year to year. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. How the Fund performed in the past is not necessarily an indication of how it will perform in the future. If BFA and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective October 11, 2016, the Fund implemented additional amendments to Rule 2a‑7, including the adoption of a floating net asset value (“NAV”) per Fund share. Fund performance shown prior to October 11, 2016 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at 1‑888‑204‑3956.
BlackRock Cash Funds: Institutional
SL Agency Shares
ANNUAL TOTAL RETURNS
As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.43% (quarter ended December 31, 2023) and the lowest return for a quarter was –0.01% (quarter ended March 31, 2022).

For the periods ended 12/31/25 Average Annual Total Returns	1 Year	5 Years	10 Years
BlackRock Cash Funds: Institutional — SL Agency Shares	4.46%	3.41%	2.41%

7-Day Yield As of December 31, 2025
BlackRock Cash Funds: Institutional — SL Agency Shares	3.89%
Current Yield: You may obtain the Fund’s current 7-day yield by calling 1-888-204-3956 (toll-free) or by visiting the Fund’s website at www.blackrock.com/cash.
Investment Adviser

Money Market Master Portfolio’s investment adviser is BlackRock Fund Advisors (previously defined as “BFA”). Money Market Master Portfolio’s sub-adviser is BlackRock International Limited (the “Sub-Adviser”). Where applicable, “BFA” refers also to the Sub-Adviser.
Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of the Fund each day on which the bond markets and the Fedwire Funds Service are open (a “Business Day”). To purchase or sell shares of the Fund, you should contact your Financial Intermediary, or, if you hold your shares through the Fund, you should contact the Fund by phone at 1-888-204-3956, or by mail to State Street Bank and Trust Company, Attn: Quincy Nunnally-Transfer Agency, P.O. Box 5493, Boston, Massachusetts 02206. You have until the close of the federal funds wire (normally 6:00 p.m. Eastern time) to get your purchase money in to the Fund or your purchase order may be cancelled.

6

Purchase orders must be placed in dollars.
The minimum initial investment for SL Agency Shares of the Fund is $100 million, although the Fund’s officers may reduce or waive the minimum in some cases. There is no subsequent investment minimum.
SL Agency Shares of the Fund are currently not available for sale to anyone other than investment companies for which (i) BlackRock Fund Advisors, BlackRock Institutional Trust Company, N.A. (“BTC”), or an affiliate provides investment advisory or administrative services, or (ii) BTC acts as securities lending agent and which have directed BTC on their behalf to invest securities lending cash collateral in SL Agency Shares of the Fund.
Tax Information

The Fund’s dividends and distributions may be subject to U.S. federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax‑exempt investor or are investing through a qualified tax-exempt plan described in section 401(a) of the Internal Revenue Code of 1986, as amended, in which case you may be subject to U.S. federal income tax when distributions are received from such tax deferred arrangements.
Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a Financial Intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment.
Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

7

Fund Overview

Key Facts About BlackRock Cash Funds: Treasury
Investment Objective

The investment objective for BlackRock Cash Funds: Treasury (the “Fund”), a series of BlackRock Funds III (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell SL Agency Shares of BlackRock Cash Funds: Treasury. You may pay other fees, such as brokerage commissions and other fees to your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock Fund Advisors (“BFA”) and its affiliates) (each, a “Financial Intermediary”), which are not reflected in the table and example below.

Annual Class Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)[1]	SL Agency Shares
Management Fee[1,2]	0.10%
Distribution and/or Service (12b‑1) Fees	None
Other Expenses	0.02%
Administration Fees	0.02%
Independent Expenses[3]	—
Total Annual Fund Operating Expenses	0.12%
Fee Waivers and/or Expense Reimbursements[2,3]	(0.03)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2,3]	0.09%

[1]
The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and Treasury Money Market Master Portfolio (the “Treasury Master Portfolio”), a series of Master Investment Portfolio (“MIP”), in which the Fund invests. Management fees are paid by Treasury Master Portfolio.

[2]
BFA has contractually agreed to waive a portion of its management fee payable by the Treasury Master Portfolio through June 30, 2027. After giving effect to such contractual waiver, the management fee will be 0.07%. The contractual waiver may not be terminated prior to July 1, 2027 unless approved by a majority of the non-interested trustees of MIP (with 90 days’ notice) or by a vote of the majority of outstanding voting securities of MIP.

[3]
Independent Expenses consist of the Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund and Treasury Master Portfolio. BlackRock Advisors, LLC (“BAL”), the administrator to the Fund, and BFA, the investment adviser to Treasury Master Portfolio, have contractually agreed to reimburse, or provide offsetting credits to, the Fund and Treasury Master Portfolio, as applicable, for Independent Expenses through June 30, 2027. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to July 1, 2027 unless approved by a majority of the non-interested trustees of the Trust or MIP, as applicable, (with 90 days’ notice) or by a vote of the majority of outstanding voting securities of the Fund or MIP, as applicable.

Example:
This Example is intended to help you compare the cost of investing in SL Agency Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in SL Agency Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that SL Agency Shares’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
SL Agency Shares	$9	$36	$65	$151
Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment objective by investing at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other direct obligations of the U.S. Treasury, and repurchase agreements secured by such obligations or cash. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. In addition, the Fund may invest in variable and floating rate instruments and transact in securities on a when-issued, delayed delivery or forward commitment basis.
The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations of the U.S. Treasury, and repurchase agreements secured by such obligations. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

8

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. The principal and interest of all securities held by the Fund are payable in U.S. dollars.
The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission.
The Fund is a “feeder” fund that invests all of its investable assets in Treasury Master Portfolio of MIP, which has the same investment objective and strategies as the Fund. All investments are made at the Treasury Master Portfolio level. This structure is sometimes called a “master/feeder” structure. The Fund’s investment results will correspond directly to the investment results of Treasury Master Portfolio. For simplicity, the prospectus uses the name of the Fund or the term “Fund” (as applicable) to include Treasury Master Portfolio.
Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress. The following is a summary description of principal risks of investing in the Fund. The relative significance of each risk factor below may change over time and you should review each risk factor carefully.

∎
Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. Very low or negative interest rates may magnify interest rate risk. During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns or pay dividends to Fund shareholders. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from the Fund’s ability to achieve its investment objective.

∎
Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. In addition, notwithstanding that U.S. Treasury obligations are backed by the full faith and credit of the United States, circumstances could arise that could prevent the timely payment of interest or principal, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to the Fund and substantial negative consequences for the U.S. economy and the global financial system.

∎
Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

∎
Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will be unable or unwilling to make timely payments of interest and principal when due or otherwise honor their obligations. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also adversely affect the value of the Fund’s investment in that issuer.

∎	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

∎
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

∎
Operational and Technology Risks — The Fund is directly and indirectly susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or may impair the Fund’s operations. While the Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and

9

procedures, their methods of risk management may differ from those of the Fund. Operational and technology risks for the issuers in which the Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value.

∎
Risk of Investing in the United States — Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

∎
Stable Net Asset Value Risk — The Fund may not be able to maintain a stable net asset value (“NAV”) of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

∎
U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States. In addition, circumstances could arise that could prevent the timely payment of interest or principal on U.S. Government obligations, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to the Fund and substantial negative consequences for the U.S. economy and the global financial system.

∎
Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. Securities with floating or variable interest rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their coupon rates do not reset as high, or as quickly, as comparable market interest rates, and generally carry lower yields than fixed securities of the same maturity. These securities will not generally increase in value if interest rates decline. A decline in interest rates may result in a reduction in income received from variable and floating rate securities held by the Fund and may adversely affect the value of the Fund’s shares. Benchmark interest rates may not accurately track market interest rates. Although floating rate securities are less sensitive to interest rate risk than fixed-rate securities, they are subject to credit risk and default risk, which could impair their value.

∎
When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

The bar chart and table in this section provide some indication of the risks of investing in BlackRock Cash Funds: Treasury by showing the changes in the Fund’s performance from year to year. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. How the Fund performed in the past is not necessarily an indication of how it will perform in the future. If BFA and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Updated information on the Fund’s performance can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at 1-888-204-3956.
BlackRock Cash Funds: Treasury
SL Agency Shares
ANNUAL TOTAL RETURNS
As of 12/31

10

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.35% (quarter ended December 31, 2023) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2021).

For the periods ended 12/31/25 Average Annual Total Returns	1 Year	5 Years	10 Years
BlackRock Cash Funds: Treasury — SL Agency Shares	4.27%	3.21%	2.15%

7-Day Yield As of December 31, 2025
BlackRock Cash Funds: Treasury — SL Agency Shares	3.72%
Current Yield: You may obtain the Fund’s current 7-day yield by calling 1-888-204-3956 (toll-free) or by visiting the Fund’s website at www.blackrock.com/cash.
Investment Adviser

Treasury Master Portfolio’s investment adviser is BlackRock Fund Advisors (previously defined as “BFA”).
Purchase and Sale of Fund Shares

The minimum initial investment for SL Agency Shares of the Fund is $100 million, although the Fund may reduce or waive the minimum in some cases. You may generally purchase or redeem shares of the Fund each day the bond markets and the Fedwire Funds Service are open. To purchase or sell shares you should contact your Financial Intermediary, or, if you hold your shares through the Fund, you should contact the Fund by phone at 1‑888‑204‑3956, or by mail to State Street Bank and Trust Company, Attn: Quincy Nunnally-Transfer Agency, P.O. Box 5493, Boston, Massachusetts 02206.
You may purchase or sell shares without paying a sales charge. Your order to purchase or sell shares must be received in proper form, as determined by the Transfer Agent or a Financial Intermediary pursuant to an appropriate agreement, by 5:00 p.m. Eastern time, on each day the bond markets and Fedwire Funds Service are open (a “Business Day”) (or, if the Fund closes early, by such closing time) to purchase or sell shares at that day’s net asset value. Orders received after 5:00 p.m. Eastern time on any Business Day (or, if the Fund closes early, at such closing time) will be cancelled.
Tax Information

The Fund’s dividends and distributions may be subject to U.S. federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax‑exempt investor or are investing through a qualified tax-exempt plan described in section 401(a) of the Internal Revenue Code of 1986, as amended, in which case you may be subject to U.S. federal income tax when distributions are received from such tax deferred arrangements.
Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a Financial Intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment.
Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

11

Details About the Funds

Included in this prospectus are sections that tell you about buying and selling shares, management information, and shareholder features of BlackRock Cash Funds: Institutional, which is a non-retail, non-government money market fund under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Institutional Fund”), and BlackRock Cash Funds: Treasury, a government money market fund under Rule 2a-7 (the “Government Fund,” and collectively with the Institutional Fund, the “Funds”) and your rights as a shareholder. Each Fund is a series of BlackRock Funds III (the “Trust”).
How Each Fund Invests

Each Fund is a “feeder” fund that invests all of its assets in a corresponding “master” portfolio (each, a “Master Portfolio”) of Master Investment Portfolio (“MIP”), a mutual fund that has an investment objective and strategies substantially identical to those of the Fund. The Institutional Fund invests all of its assets in Money Market Master Portfolio. The Government Fund invests all of its assets in Treasury Money Market Master Portfolio. All discussion of the investment objective, strategies and risks of a particular Fund refers also to the investment objective, strategies and risks of its Master Portfolio, unless otherwise indicated. A description of the relationship of the Funds to their respective Master Portfolios appears below under the heading “Account Information — Master/Feeder Mutual Fund Structure.”
Each Fund is a money market fund managed pursuant to Rule 2a-7 under the 1940 Act.

∎
Each Fund will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. For a discussion of dollar-weighted average maturity and dollar-weighted average life, please see the Glossary on page 33.

∎
Pursuant to Rule 2a-7, each Fund is subject to a “general liquidity requirement” that requires that each Fund hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions in light of its obligations under Section 22(e) of the 1940 Act regarding share redemptions and any commitments the Fund has made to shareholders. To comply with this general liquidity requirement, BlackRock Fund Advisors (“BFA”) must consider factors that could affect the Fund’s liquidity needs, including characteristics of the Fund’s investors and their likely redemptions. Depending upon the volatility of its cash flows (particularly shareholder redemptions), this may require a Fund to maintain greater liquidity than would be required by the daily and weekly minimum liquidity requirements discussed below.

∎
No Fund will acquire any illiquid security (i.e., securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund) if, immediately following such purchase, more than 5% of the Fund’s total assets are invested in illiquid securities.

∎
No Fund will acquire any security other than a daily liquid asset unless, immediately following such purchase, at least 25% of its total assets would be invested in daily liquid assets, and no Fund will acquire any security other than a weekly liquid asset unless, immediately following such purchase, at least 50% of its total assets would be invested in weekly liquid assets. For a discussion of daily liquid assets and weekly liquid assets, please see the Glossary on page 33.

∎	The Government Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.

∎
The Institutional Fund’s NAV per share, calculated as described in “Account Information-Calculating the Share Price,” will be quoted to the fourth decimal place (e.g., $1.0000), and is expected to fluctuate from time to time.

The Trust’s Board of Trustees (the “Board”), or its delegate, will be required to impose a mandatory liquidity fee on redemptions from the Institutional Fund when net redemptions in the Fund exceed 5% of the Fund’s net assets on any business day, unless the liquidity costs are de minimis. Additionally, the Board, or its delegate, may impose a discretionary liquidity fee on redemptions from the Institutional Fund (up to 2%) under certain circumstances. Please see the section below titled “Account Information — Mandatory and Discretionary Liquidity Fees” for additional information about mandatory and discretionary liquidity fees. The Board has chosen not to subject the Government Fund to discretionary liquidity fees. If the Board changes this policy with respect to discretionary liquidity fees, such change would become effective only after shareholders are provided with advance notice of the change. The Government Fund is not subject to mandatory liquidity fees.
BlackRock Cash Funds: Institutional
The investment objective for the Institutional Fund is to seek a high level of income consistent with liquidity and the preservation of capital.

12

The Institutional Fund seeks to achieve its investment objective by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. Under normal circumstances, the Fund expects to invest at least 95% of its assets in any combination of such investments, which may include certificates of deposit; high-quality debt obligations, such as corporate debt and certain asset-backed securities; certain obligations of U.S. and foreign banks; certain repurchase agreements; and certain obligations of the U.S. Government, its agencies and instrumentalities (including government-sponsored enterprises). The Master Portfolio may transfer uninvested cash balances into a single joint account at the Master Portfolio’s custodian bank, the daily aggregate balance of which will be invested in one or more repurchase agreements.
The Institutional Fund reserves the right to invest 25% or more of its total assets in the obligations of domestic banks. The principal and interest of all securities held by the Fund are payable in U.S. dollars.
The securities purchased by the Fund are also subject to the quality, diversification, and other requirements of Rule 2a‑7 under the 1940 Act, and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will purchase only securities that are Eligible Securities. When required under Rule 2a-7, BFA will determine whether an instrument presents minimal credit risk pursuant to guidelines approved by the Board. For a discussion of Eligible Securities, please see the Glossary.
Pursuant to Rule 2a-7 under the 1940 Act, the Fund will generally limit its purchase of any one issuer’s securities (other than U.S. Government obligations and repurchase agreements collateralized by such securities) to 5% of the Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that the Fund may not invest in the securities of more than one issuer in accordance with the foregoing exception at any one time.
BlackRock Cash Funds: Treasury
The investment objective for the Government Fund is to seek current income as is consistent with liquidity and stability of principal.
The Government Fund seeks to achieve its investment objective by investing at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other direct obligations of the U.S. Treasury, and repurchase agreements secured by such obligations or cash.
The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations of the U.S. Treasury, and repurchase agreements secured by such obligations. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.
The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. In addition, the Fund may invest in variable and floating rate instruments, and transact in instruments on a when-issued, delayed delivery or forward commitment basis. The principal and interest of all securities held by the Fund are payable in U.S. dollars. The Master Portfolio may transfer uninvested cash balances into a single joint account at the Master Portfolio’s custodian bank, the daily aggregate balance of which will be invested in one or more repurchase agreements.
Investment Risks

The following paragraph is applicable to BlackRock Cash Funds: Institutional:
Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares. The Fund generally must impose a fee when net sales of Fund shares exceed certain levels. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
The following paragraph is applicable to BlackRock Cash Funds: Treasury:
Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

13

The following is a description of certain risks of investing in the Funds. The order of the below risk factors does not indicate the significance of any particular risk factor.
Principal Risks of Investing in the Funds
Concentration Risk (BlackRock Cash Funds: Institutional) — The Institutional Fund may concentrate its investments in the U.S. banking industry, which means that its performance will be closely tied to the performance of a particular market segment. The Fund’s concentration in the U.S. banking industry may present more risks (e.g., interest rate risk, credit risk, availability and stability of deposits and the risk of negative regulatory or market developments affecting the industry) than if it was broadly diversified over numerous industries and sectors of the economy. A downturn in the U.S. banking industry would have a larger impact on the Fund than on a mutual fund that does not concentrate in the U.S. banking industry. At times, the performance of the U.S. banking industry will lag the performance of other industries or the broader market as a whole.
Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will be unable or unwilling to make timely payments of interest and principal when due or otherwise honor their obligations. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of a Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.
Discretionary Liquidity Fee Risk (BlackRock Cash Funds: Institutional) — The Board, or its delegate, has discretion to impose a liquidity fee of up to 2% upon sale of your shares if such fee is determined to be in the best interests of the Fund. Accordingly, your redemptions may be subject to a liquidity fee when you sell your shares at certain times.
Extension Risk (BlackRock Cash Funds: Institutional) — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.
Foreign Exposure Risk (BlackRock Cash Funds: Institutional) — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.
Income Risk — The Fund’s yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.
Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of a Fund. Very low or negative interest rates may magnify interest rate risk. During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns or pay dividends to Fund shareholders. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from the Fund’s ability to achieve its investment objective.
Mandatory Liquidity Fee Risk (BlackRock Cash Funds: Institutional) — The Board, or its delegate, must impose a mandatory liquidity fee upon the sale of your shares if the Fund’s net redemptions on any business day exceed 5% of the Fund’s net assets, unless the liquidity costs are de minimis. Accordingly, your redemptions may be subject to a liquidity fee when you sell your shares at certain times.
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which a Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
Mortgage- and Asset-Backed Securities Risks (BlackRock Cash Funds: Institutional) — Mortgage-backed securities (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Although asset-backed and commercial mortgage-backed securities

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(“CMBS”) generally experience less prepayment than residential mortgage-backed securities, mortgage-backed and asset-backed securities, like traditional fixed-income securities, are subject to credit, interest rate, prepayment and extension risks.
Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgages or assets, particularly during periods of economic downturn. Certain CMBS are issued in several classes with different levels of yield and credit protection. The Fund’s investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.
Mortgage-backed securities may be either pass-through securities or collateralized mortgage obligations (“CMOs”). Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (“tranches”) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (“IOs”), principal only (“POs”) or an amount that remains after floating-rate tranches are paid (an “inverse floater”). These securities are frequently referred to as “mortgage derivatives” and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If the Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment. Certain mortgage-backed securities in which the Fund may invest may also provide a degree of investment leverage, which could cause the Fund to lose all or substantially all of its investment.
The mortgage market in the United States has experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments. Delinquencies and losses on mortgage loans (including subprime and second-lien mortgage loans) and a decline in or flattening of real estate values (in each case as has been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Also, a number of mortgage loan originators have experienced serious financial difficulties or bankruptcy. Reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.
Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.
Operational and Technology Risks — The Fund and the entities with which it interacts directly or indirectly are susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or impair the Fund’s operations. These entities include, but are not limited to, the Fund’s adviser, administrator, distributor, other service providers (e.g., index and benchmark providers, accountants, custodians, and transfer agents), financial intermediaries, counterparties, market makers, authorized participants, listing exchanges, other financial market operators, and governmental authorities, as applicable. Operational and technology risks for the issuers in which the Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value. The Fund may incur substantial costs in order to mitigate operational and technology risks.
Cybersecurity incidents can result from deliberate attacks or unintentional events against an issuer in which the Fund invests, the Fund or any of its service providers. They include, but are not limited to, gaining unauthorized access to systems, misappropriating assets or sensitive information, corrupting or destroying data, and causing operational disruption. Geopolitical tension may increase the scale and sophistication of deliberate attacks, particularly those from nation states or from entities with nation state backing. Cybersecurity incidents may result in any of the following: financial losses; interference with the Fund’s ability to calculate its NAV; disclosure of confidential information; impediments to trading; submission of erroneous trades by the Fund or erroneous subscription or redemption orders; the inability of the Fund or its service providers to transact business; violations of applicable privacy and other laws; regulatory fines; penalties; reputational damage; reimbursement or other compensation costs; and other legal and compliance expenses. Furthermore, cybersecurity incidents may render records of the Fund, including records relating to its assets and transactions, shareholder ownership of Fund shares, and other data integral to the Fund’s

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functioning, inaccessible, inaccurate or incomplete. Power outages, natural disasters, equipment malfunctions and processing errors that threaten information and technology systems relied upon by the Fund or its service providers, as well as market events that occur at a pace that overloads these systems, may also disrupt business operations or impact critical data. In addition, the risks of increased use of AI technologies, such as machine learning, include data risk, transparency risk, and operational risk. The AI technologies, which are generally highly reliant on the collection and analysis of large amounts of data, may incorporate biased or inaccurate data, and it is not possible or practicable to incorporate all relevant data into such technologies. The output or results of any such AI technologies may therefore be incomplete, erroneous, distorted or misleading. Further, AI tools may lack transparency as to how data is utilized and how outputs are generated. AI technologies may also allow the unintended introduction of vulnerabilities into infrastructures and applications. The Fund and its shareholders could be negatively impacted as a result of these risks associated with AI technologies. AI technologies and their current and potential future applications, and the regulatory frameworks within which they operate, continue to quickly evolve, and it is impossible to anticipate the full scope of future AI capabilities or rules and the associated risks to the Fund.
While the Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund in the setting of priorities, the personnel and resources available or the effectiveness of relevant controls. The Fund and its adviser seek to reduce these risks through controls, procedures and oversight, including establishing business continuity plans and risk management systems. However, there are inherent limitations in such plans and systems, including the possibility that certain risks that may affect the Fund have not been identified or may emerge in the future; that such plans and systems may not completely eliminate the occurrence or mitigate the effects of operational or information security disruptions or failures or of cybersecurity incidents; or that prevention and remediation efforts will not be successful or that incidents will go undetected. The Fund cannot control the systems, information security or other cybersecurity of the issuers in which it invests or its service providers, counterparties, and other third parties whose activities affect the Fund. Lastly, the regulatory climate governing cybersecurity and data protection is developing quickly and may vary considerably across jurisdictions. Regulators continue to develop new rules and standards related to cybersecurity and data protection. Compliance with evolving regulations can be demanding and costly, requiring substantial resources to monitor and implement required changes.
Prepayment Risk (BlackRock Cash Funds: Institutional) — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.
Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, a Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.
Risk of Investing in the United States — A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States are changing many aspects of financial, commercial, public health, environmental, and other regulation and may have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future. Although elevated debt levels do not necessarily indicate or cause economic problems, elevated public debt service costs may constrain future economic growth.
The United States has developed increasingly strained relations with a number of foreign countries. If relations with certain countries deteriorate, it could adversely affect U.S. issuers as well as non‑U.S. issuers that rely on the United States for trade. The United States has also experienced increased internal political discord, as well as significant challenges in managing and containing the outbreak of COVID‑19. If these trends were to continue, it may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Stable Net Asset Value Risk (BlackRock Cash Funds: Treasury) — The Fund may not be able to maintain a stable NAV of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.
Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of a Fund. In addition, notwithstanding that U.S. Treasury obligations are backed by the full faith and credit of the United States, circumstances could arise that could prevent the timely payment of interest or principal, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to the Fund and substantial negative consequences for the U.S. economy and the global financial system.

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U.S. Government Obligations Risk — Not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law. In addition, circumstances could arise that could prevent the timely payment of interest or principal on U.S. Government obligations, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to the Fund and substantial negative consequences for the U.S. economy and the global financial system.
Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. Securities with floating or variable interest rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their coupon rates do not reset as high, or as quickly, as comparable market interest rates, and generally carry lower yields than fixed securities of the same maturity. These securities will not generally increase in value if interest rates decline. A decline in interest rates may result in a reduction in income received from variable and floating rate securities held by the Fund and may adversely affect the value of the Fund’s shares. Benchmark interest rates may not accurately track market interest rates. Although floating rate securities are less sensitive to interest rate risk than fixed-rate securities, they are subject to credit risk and default risk, which could impair their value.
When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
Other Risks of Investing in the Funds
Each Fund may also be subject to certain other non-principal risks associated with its investments and investment strategies, including:
Expense Risk — Fund expenses are subject to a variety of factors, including fluctuations in a Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that a Fund’s net assets decrease due to market declines or redemptions, a Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in a Fund’s expense ratio could be significant.
Illiquid Investments Risk — The Fund’s liquid investments may become illiquid after purchase by the Fund, particularly during periods of market turmoil. There can be no assurance that a security or instrument that is deemed to be liquid when purchased will continue to be liquid for as long as it is held by the Fund. Each Fund’s illiquid investments may reduce the returns of such Fund because it may be difficult to sell the illiquid investments at an advantageous time or price. Each Fund may be unable to pay redemption proceeds within the time period stated in this prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.
Investment in Other Investment Companies Risk (BlackRock Cash Funds: Treasury) — As with other investments, investments in other investment companies, including exchange-traded funds, are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies (to the extent not offset by BFA through waivers). To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.
Large Shareholder and Large-Scale Redemption Risk — Certain shareholders, including a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, or another entity, may from time to time own or manage a substantial amount of Fund shares or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment or that the size of the Fund would be maintained. Redemptions of a large number of Fund shares by these shareholders may adversely affect the Fund’s liquidity and net assets. These redemptions may force the Fund to sell portfolio securities to meet redemption requests when it might not otherwise do so, which may negatively impact the Fund. In addition, large redemptions can result in the Fund’s current expenses being allocated over a smaller asset base, which generally could result in an increase in the Fund’s expense ratio.
Municipal Securities Risks (BlackRock Cash Funds: Institutional) — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Budgetary

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constraints of local, state, and federal governments upon which the issuers may be relying for funding may also impact municipal securities. These risks include:
General Obligation Bonds Risks — The full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.
Revenue Bonds Risks — Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.
Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment.
Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.
Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.
Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the Fund’s loss.
Tax-Exempt Status Risk — In making investments, the Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on municipal obligations and payments under tax-exempt derivative securities. Neither the Fund nor its investment manager will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax‑exempt status, the Fund and its shareholders could be subject to substantial tax liabilities. The Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from U.S. federal income tax (contrary to indications from the issuer) could affect the Fund’s and its shareholders’ income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.
Ownership Limitations Risk — If certain aggregate and/or fund-level ownership thresholds are reached through transactions undertaken by BFA, its affiliates or the Fund, or as a result of third-party transactions or actions by an issuer or regulator, the ability of BFA and its affiliates on behalf of clients (including the Fund) to purchase or dispose of investments, exercise rights or undertake business transactions may be restricted by law, regulation or rule or otherwise impaired. The capacity of the Fund to invest in certain securities or other assets may be affected by the relevant threshold limits, and such limitations may have adverse effects on the liquidity and performance of the Fund’s portfolio holdings.
For example, ownership limits may apply to securities whose issuers operate in certain regulated industries or in certain international markets. Such limits also may apply where the investing entity (such as the Fund) is subject to corporate or regulatory ownership restrictions or invests in certain futures or other derivative transactions. In certain circumstances, aggregate and/or fund-level amounts invested or voted by BFA and its affiliates for client funds and accounts managed by BFA (including the Fund) may not exceed the relevant limits without the grant of a license or other regulatory or corporate approval, order, consent, relief or non-disapproval. However, there is no guarantee that permission will be granted, or that, once granted, it will not be modified or revoked at a later date with minimal or no notice. In other cases, exceeding such thresholds may cause BFA and its affiliates, the Fund or other client accounts to suffer disadvantages or business restrictions.
Ownership limitations are highly complex. It is possible that, despite BFA’s intent to either comply with or be granted permission to exceed ownership limitations, it may inadvertently breach a limit or violate the corporate or regulatory approval, order, consent, relief or non-disapproval that was obtained.
Reliance on Advisor Risk — The Fund is dependent upon services and resources provided by BFA, and therefore BFA’s parent, BlackRock, Inc. BFA is not required to devote its full time to the business of the Fund and there is no

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guarantee or requirement that any investment professional or other employee of BFA will allocate a substantial portion of his or her time to the Fund. The loss of, or changes in, BFA’s personnel could have a negative effect on the performance or the continued operation of the Fund.
Valuation Risk (BlackRock Cash Funds: Institutional) — The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation methodology or a price provided by an independent pricing service. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Pricing services that value fixed-income securities generally utilize a range of market-based and security-specific inputs and assumptions, as well as considerations about general market conditions, to establish a price. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by the Fund. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
For a description of the Funds’ policies and procedures with respect to disclosure of the Master Portfolios’ portfolio holdings, and a discussion of the Funds’ investments and risks, please refer to the Funds’ combined Statement of Additional Information (“SAI”).

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Account Information

Shareholder Information

Who is Eligible to Invest?
The minimum initial investment amount for SL Agency Shares of each Fund is $100 million; however, in certain situations, this minimum initial investment amount may be reduced or waived. Please contact your shareholder servicing agent (“Shareholder Servicing Agent”) or State Street Bank and Trust Company, the Funds’ transfer agent (the “Transfer Agent”), for more information.
The Funds offer additional share classes with different expenses and expected returns, including share classes you may be eligible to purchase. Call 1-888-204-3956 (toll-free) for additional information.
In order to invest in SL Agency Shares of a Fund, a completed account application form must be submitted to, and processed by, your Shareholder Servicing Agent or the Transfer Agent and an account number assigned. You may be asked to provide information to verify your identity when opening an account.
Your Shareholder Servicing Agent may charge you a fee and may offer additional account services. Additionally, your Shareholder Servicing Agent may have procedures for placing orders for SL Agency Shares that differ from those of a Fund, such as different investment minimums or earlier trading deadlines. Please contact your Shareholder Servicing Agent directly for more information and details.
Shares of the Funds are only registered for sale in the United States and certain of its territories. Consequently, the Funds generally do not accept investments from non-U.S. residents.
SL Agency Shares of the Institutional Fund are currently not available for sale to anyone other than investment companies for which (i) BlackRock Fund Advisors, BlackRock Institutional Trust Company, N.A. (“BTC”), or an affiliate provides investment advisory or administrative services, or (ii) BTC acts as securities lending agent and which have directed BTC on their behalf to invest securities lending cash collateral in SL Agency Shares of the Fund.
How to Buy Shares
The Funds are generally open Monday through Friday and are closed on weekends and generally closed on all other days that the primary markets for the Master Portfolios’ portfolio securities (i.e., the bond markets) are closed or the Fedwire Funds Service is closed. The holidays on which both the Fedwire and the bond markets are closed currently are: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Memorial Day, Juneteenth, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. The Funds are also closed on Good Friday.
To purchase shares of a Fund, you should contact your financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, Inc. (“BlackRock”) and its affiliates) (each, a “Financial Intermediary”), or, if you hold your shares through a Fund, you should contact the Fund by phone at 1-888-204-3956, or by mail to State Street Bank and Trust Company, Attn: Quincy Nunnally-Transfer Agency, P.O. Box 5493, Boston, Massachusetts 02206. Orders must be received prior to the next NAV cut-off time to receive that NAV. For the Institutional Fund, purchase orders must be placed in dollars.
Your purchase order must be received in proper form by the Funds or State Street Bank and Trust Company prior to the deadlines noted below on any day a Fund is open (a “Business Day”) (or, if a Fund closes early, at such closing time) to receive that NAV. However, a Fund may also honor a purchase order if the Fund can verify that the purchase order was submitted to a Financial Intermediary that is an authorized agent of the Fund before the applicable deadline.
Each Fund will open for business and begin accepting purchase orders at 8:30 a.m. (Eastern time) on any Business Day. Purchase orders for each Fund’s SL Agency Shares must be received by 5:00 p.m. (Eastern time) on any Business Day.
Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by The Securities Industry Financial Markets Association (“SIFMA”)) or the Federal Reserve Bank of Philadelphia or the New York Stock Exchange (the “NYSE”) closes early1, a Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day.
Orders received after the applicable deadline for a Fund on any Business Day (or, if the Fund closes early, at such closing time) will be cancelled.

[1]
SIFMA currently recommends an early close for the bond markets on the following dates: May 22, July 2, November 27, December 24 and December 31, 2026 and March 26, 2027. The NYSE will close early on November 27 and December 24, 2026.

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Payment for SL Agency Shares of a Fund may be made only in federal funds or other immediately available funds. You may be charged for any costs incurred, including any costs incurred to recompute a Fund’s NAV, in connection with a purchase order that has been placed but for which a Fund has not received full payment by the close of the federal funds wire (normally 6:00 p.m. Eastern time) on the day the purchase order was placed. This payment deadline may be extended by one Business Day where a purchase order is processed through certain electronic platforms where same-day cash settlement is impracticable. The Funds will notify a shareholder or Financial Intermediary if its purchase order or payment was not received by an applicable deadline.
Each Fund reserves the right to suspend or discontinue the offer and sale of its shares and reject or cancel any purchase order for any reason.
How to Sell Shares
To redeem shares of a Fund, you should contact your Financial Intermediary or financial professional, or, if you hold your shares through a Fund, you should contact the Fund by phone at 1-888-204-3956, or by mail to State Street Bank and Trust Company, Attn: Quincy Nunnally-Transfer Agency, P.O. Box 5493, Boston, Massachusetts 02206. Redemption orders may be placed either in number of shares or in dollars.
Each Fund will open for business and begin accepting redemption orders at 8:30 a.m. (Eastern time) on any Business Day. Each Fund will accept redemption orders until 5:00 p.m. (Eastern time) on any Business Day.
Your redemption order must be received in proper form by State Street Bank and Trust Company or your Shareholder Servicing Agent pursuant to an appropriate agreement by the applicable deadline (or, if the Fund closes early, by such closing time) to sell shares at that NAV. Orders received after the applicable deadline for a Fund on any Business Day (or, if the Fund closes early, at such closing time) will be cancelled.
If redemption orders are received by State Street Bank and Trust Company on a Business Day by the established deadlines, payment for redeemed Fund shares will typically be wired in federal funds on that same day. Each Fund can delay payment for one Business Day.
If you purchased shares through a Financial Intermediary that entity may have its own earlier deadlines for the receipt of the redemption order.
Where a redemption order is processed through certain electronic platforms where same-day cash settlement is impracticable, payment for redeemed shares will generally be delayed by one Business Day. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed by one additional Business Day.
The Institutional Fund may suspend the right of redemption or postpone the date of payment under the conditions described under “Additional Purchase and Redemption Information” below.
Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a redemption order must be placed so that it will be effected that day.
Each Fund reserves the right to redeem your shares automatically and close your account for any reason, subject to applicable law, and send you the proceeds. For example, a Fund may redeem your shares automatically to reimburse the Fund for any losses sustained by reason of your failure to make full payment for shares purchased or to collect any charge relating to a transaction effected for your benefit that is applicable to the Fund’s shares, as provided from time to time in this prospectus. In addition, each Fund reserves the right to send your redemption proceeds in the form of securities from its Master Portfolio. Any such redemption shall be effected at the NAV next determined after the redemption order is entered.
Under normal and stressed market conditions, each Fund typically expects to meet redemption requests by using cash or cash equivalents in its portfolio or by selling portfolio assets to generate additional cash.
Special Instructions for Direct Buyers of a Fund
A direct buyer who has established an account with a Fund can add to or redeem from that account by phone or through the mail.

∎
To add or redeem shares by phone, call 1-888-204-3956 between 8:30 a.m. and 5:00 p.m. Eastern time on any Business Day (or, if the Fund closes early, at such closing time). The Transfer Agent will employ procedures designed to confirm that your order is valid. These may include asking for identifying information and recording the phone call. Neither the Transfer Agent nor the Funds may be held liable for acting on telephone instructions that the Transfer Agent reasonably believes to be valid. For redemptions, the Transfer Agent will wire proceeds directly to your designated bank account.(1)

(1)
The following procedures are intended to help prevent fraud. If you wish to make a change to your list of authorized traders, you must provide a written request signed by an authorized signer on your account. If you wish to change your bank wire instructions or list of authorized signers, you must make your request in writing and include a medallion signature guarantee and provide a corporate resolution of a recent date or other documentation as determined by the Transfer Agent. You can obtain a medallion signature guarantee from most banks and securities dealers. A medallion signature guarantee is not a notarized signature.

21

For purchases, you should instruct your bank to wire funds as follows:
State Street Bank and Trust Company
ABA # 011000028
Attn: Transfer Agent
Account # DDA 00330860
For Further Credit to: BlackRock Funds III
Shareholder Account Name:
Shareholder Account Number:
Fund Share Class Numbers:
1103 (BlackRock Cash Funds: Treasury — SL Agency Shares)

∎
To redeem shares by mail, indicate the dollar amount you wish to receive or the number of shares you wish to sell in your order to sell. Include your Fund’s Share Class number and your account and taxpayer identification numbers. All account signatories must sign the order.

∎	A direct buyer can ask the Transfer Agent to wire proceeds directly to its designated bank account.(2)
Additional Purchase and Redemption Information
Upon receipt of a proper redemption request submitted in a timely manner and otherwise in accordance with the redemption procedures set forth in this prospectus, the Funds will redeem the requested shares and make a payment to you in satisfaction thereof no later than the Business Day following the redemption request.
A Fund may postpone and/or suspend redemption and payment beyond one Business Day only as follows:

a.	For any period during which there is a non-routine closure of the Federal Reserve wire system or applicable Federal Reserve Banks;

b.	For any period (1) during which the NYSE is closed other than customary week-end and holiday closings or (2) during which trading on the NYSE is restricted;

c.
For any period during which an emergency exists as a result of which (1) disposal of securities owned by the Fund is not reasonably practicable or (2) it is not reasonably practicable for the Fund to fairly determine the NAV of shares of the Fund;

d.	For any period during which the SEC has, by rule or regulation, deemed that (1) trading shall be restricted or (2) an emergency exists;

e.	For any period that the SEC may by order permit for your protection; or

f.
For any period during which the Fund, as part of a necessary liquidation of the Fund, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws (as discussed below).

If the Board, including a majority of the non-interested Trustees, determines either that (1) a Fund has invested, at the end of a business day, less than 10% of its total assets in weekly liquid assets, or (2) in the case of the Government Fund, such Fund’s calculated NAV per share has deviated from $1.00 or such deviation is likely to occur; then the Board, subject to certain conditions, may in the case of a Fund that the Board has determined to liquidate irrevocably, suspend redemptions and payment of redemption proceeds in order to facilitate the permanent liquidation of the Fund in an orderly manner. If this were to occur, it would likely result in a delay in your receipt of your redemption proceeds.
The Funds reserve the right to advance the time for accepting purchase or redemption orders on any day when the NYSE, bond markets (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia closes early, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. See “How to Buy Shares” and “How to Sell Shares” for further information. In addition, the Board may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.
In the event the bond markets do not open for business because of an emergency or other unanticipated event, the Funds may, but are not required to, open for purchase or redemption transactions if the Fedwire Funds Service is open. To learn whether a Fund is open for business during an emergency or an unanticipated bond market closing, please call (800) 441-7450.
Under certain circumstances, if no activity occurs in an account within a time period specified by state law, a shareholder’s shares in the Fund may be transferred to that state.

(2)
To help prevent fraud, if you direct the sale proceeds to someone other than your account’s owner of record, to an address other than your account’s address of record or to a bank not designated previously, you must make your request in writing and include a medallion signature guarantee and provide a corporate resolution of a recent date or other documentation as determined by the Transfer Agent. You can obtain a medallion signature guarantee from most banks and securities dealers. A medallion signature guarantee is not a notarized signature.

22

Mandatory and Discretionary Liquidity Fees
Under Rule 2a-7, the Board, or its delegate, must impose a mandatory liquidity fee upon the sale of your Institutional Fund shares if the Institutional Fund’s total net redemptions on any business day exceeds 5% of the Institutional Fund’s net assets, unless the liquidity costs are de minimis. The mandatory liquidity fee would apply to all shares that are redeemed at a price computed on that day. The Institutional Fund is permitted to base the determination of whether the Fund has exceeded 5% net redemptions on shareholder flow information that is available to the Fund within a reasonable period after the Fund computes its NAV each day. This means that the Institutional Fund’s measurement of net redemptions for purposes of determining whether the Institutional Fund is required to impose a mandatory liquidity fee may not reflect the Fund’s full shareholder flows for the day. The Board, or its delegate, may not impose mandatory liquidity fees on the Institutional Fund directly, but if the Institutional Fund’s Master Portfolio imposes such a fee, the Institutional Fund must pass through to its shareholders such fee on the same terms and conditions as imposed by the Master Portfolio.
The Institutional Fund will determine the size of the mandatory liquidity fee by making a good faith estimate of the spread, other transaction, and market impact costs (the “liquidity costs”) the Institutional Fund would incur if it were to sell a pro rata amount of each security in its portfolio to satisfy the amount of net redemptions on that day. There is no upper limit to this fee, but the Institutional Fund expects that typically during normal market conditions, estimated liquidity costs would be less than one basis point (0.01%) of the value of the shares redeemed. If estimated liquidity costs are less than one basis point (0.01%) of the value of the shares redeemed, the Fund will deem liquidity costs de minimis and will not apply a mandatory liquidity fee to redemptions on that day.
There may be occasions when the Institutional Fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data. If this occurs, the Institutional Fund is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Under Rule 2a-7, the Board, or its delegate, is permitted to impose a discretionary liquidity fee up to 2% on the value of shares redeemed, if such fee is determined to be in the best interests of the Institutional Fund.
The Board, or its delegate, may not impose discretionary liquidity fees on the Institutional Fund directly, but if the Institutional Fund’s Master Portfolio imposes such a fee, the Institutional Fund must pass through to its shareholders such fee on the same terms and conditions as imposed by the Master Portfolio.
Discretionary liquidity fees, if imposed, may be terminated at any time at the discretion of the Board, or its delegate, if the Board, or its delegate, determines that it is no longer in the best interests of the Institutional Fund.
Under certain circumstances, the Institutional Fund may pay redemptions without adding a discretionary liquidity fee to the redemption amount if the Institutional Fund can verify that the redemption order was submitted to the Institutional Fund’s authorized agent before the Board, or its delegate, imposed a discretionary liquidity fee.
The Board generally expects that a discretionary liquidity fee would be imposed, if at all, during periods of market stress.
Financial Intermediaries will be required promptly to take such actions reasonably requested by the Institutional Fund or its agent to implement, modify or remove, or to assist the Institutional Fund in implementing, modifying or removing, a mandatory or discretionary liquidity fee established by the Board, or its delegate.
Announcements regarding the imposition of a mandatory liquidity fee or a discretionary liquidity fee, or the termination of a discretionary liquidity fee, will be available on the website of the imposing Fund (www.blackrock.com/cash). In addition, the imposing Fund may further communicate such actions through other means.
Neither the mandatory liquidity fee nor the discretionary liquidity fee would be applied to your purchases of Fund shares.
Distribution and Shareholder Servicing Payments

Other Payments by BlackRock
From time to time, BlackRock, the Fund’s distributor or their affiliates may pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency, sub-accounting and shareholder services at its or their own expense and out of its or their profits. BlackRock, the Fund’s distributor and their affiliates may also compensate affiliated and unaffiliated Financial Intermediaries for the sale and distribution of shares of the Fund. These payments would be in addition to the Fund payments described in this prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Financial Intermediary, may be based on a percentage of the value of shares sold to, or held by, customers of the Financial Intermediary or may be calculated on another basis. The aggregate amount of these payments by BlackRock, the Fund’s distributor and their affiliates may be substantial and, in some circumstances, may create an incentive for a Financial Intermediary, its employees or associated persons to recommend or sell shares of the Fund to you.
Please contact your Financial Intermediary for details about payments it may receive from the Fund or from BlackRock, the Fund’s distributor or their affiliates. For more information, see the SAI.

23

Calculating the Share Price

The price you pay when you purchase or redeem a Fund’s shares is the NAV next determined after confirmation of your order.
The share price of SL Agency Shares of each Fund is calculated by dividing the value of the net assets of the Fund attributable to SL Agency Shares (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of such share class. In the case of the Government Fund, the NAV per share is generally rounded to the nearest cent.
Each Fund’s NAV per share is calculated on each Business Day based on the NAV of the Master Portfolio in which the Fund invests. Generally, trading in U.S. Government securities, short-term debt securities, and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of a Master Portfolio’s shares are determined as of such times.
In computing NAV, the Government Fund’s Master Portfolio uses the amortized cost method of valuation, meaning that the calculation is based on a valuation of the assets held by the Master Portfolio at cost, with an adjustment for any discount or premium on a security at the time of purchase. The Funds’ SAI includes more information about the methods for valuing the Master Portfolios’ investments.
The value of the securities and other assets and liabilities held by the Institutional Fund’s Master Portfolio are determined pursuant to BFA’s valuation policies and procedures. BFA has been designated by the Board as the valuation designee for the Institutional Fund’s Master Portfolio pursuant to Rule 2a-5 under the Investment Company Act.
Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
The Institutional Fund’s Master Portfolio values fixed-income portfolio securities using last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by the Master Portfolio’s approved independent third-party pricing services, each in accordance with BFA’s valuation policies and procedures. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but the Institutional Fund’s Master Portfolio may hold or transact in such securities in smaller odd lot sizes. Odd lots may trade at lower prices than institutional round lots. An amortized cost method of valuation may be used with respect to debt obligations with 60 days or less remaining to maturity unless BFA determines in good faith that such method does not represent fair value.
Generally, trading in non-U.S. securities, U.S. government securities, money market instruments and certain fixed-income securities is substantially completed each day at various times prior to the Institutional Fund’s Master Portfolio’s close of business. The values of such securities used in computing the NAV of the Master Portfolio’s interests are determined as of such times.
When market quotations are not readily available or are believed by BFA to be unreliable, BFA will fair value the Institutional Fund’s Master Portfolio’s investments in accordance with its policies and procedures. BFA may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BFA determines, in its reasonable business judgment prior to or at the time of pricing the Master Portfolio’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of, the Master Portfolio.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Institutional Fund’s Master Portfolio is the amount the Master Portfolio might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Master Portfolio’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used.
The NAV of each Fund is determined on each Business Day as of 5:00 p.m. Eastern time (or, if the Fund closes early, at such closing time).

24

Fund Distributions

Each Fund declares distributions of its net investment income daily and distributes them monthly to shareholders. A Fund distributes its net realized capital gains, if any, to shareholders at least annually. Distributions payable to you by a Fund will be automatically reinvested in additional shares of that Fund unless you have elected to receive distribution payments in cash.
You begin earning distributions on your shares the day your purchase order takes effect. You continue earning daily distributions on your shares up to but not including the date you sell them.
Each Fund credits distributions earned on weekends and holidays to the preceding Business Day. If you sell shares before the monthly distribution payment date, each Fund remits any distributions declared but not yet paid on the next distribution payment date. If you sell all shares before the monthly distribution payment date, each Fund remits all distributions accrued with the sale proceeds.
Short-Term Trading Policy

Market timing is an investment technique involving frequent short-term trading of mutual fund shares designed to exploit market movements or inefficiencies in the way a mutual fund prices its shares. The Boards of Trustees of the Trust and MIP have evaluated the risks of market timing activities by the Funds’ shareholders and have determined that due to (i) the nature of each Fund’s portfolio holdings; (ii) the nature of each Fund’s shareholders; and (iii) with respect to the Government Fund, such Fund’s policy of seeking to maintain the Fund’s NAV per share at $1.00 each day, it is unlikely that (a) market timing would be attempted by a Fund’s shareholders or (b) any attempts to market time a Fund by shareholders would result in a negative impact to the Fund or its shareholders. As a result, the Boards of Trustees of the Trust and MIP have not adopted policies and procedures to deter short-term trading in the Funds. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.
Federal Taxes

The following discussion regarding U.S. federal income taxes is based upon laws in effect as of the date of this prospectus and summarizes only some of the important U.S. federal income tax considerations affecting the Funds and their U.S. shareholders. This discussion is not intended as a substitute for careful tax planning. Please see the Funds’ SAI for additional U.S. federal income tax information.
Distributions from your Fund’s net investment income and net realized capital gains are taxable, whether you choose to receive them in cash or automatically reinvest them in additional Fund shares. The amount of taxes you owe will vary depending on your tax status and based on the amount and character of the Fund’s distributions to you and your tax rate.
Distributions from the Funds generally are taxable as follows:

Distribution Type	Tax Status

Income	Ordinary income(1)

Short-term capital gain	Ordinary income

Long-term capital gain	Long‑term capital gain(2)

(1)  Distributions from the Funds paid to corporate shareholders will not qualify for the dividends-received deduction generally available to corporate taxpayers. Since each Fund’s income is derived from sources that do not pay “qualified dividend income,” income distributions from the net investment income of each Fund generally will not qualify for taxation at the maximum 20% U.S. federal income tax rate available to individuals on qualified dividend income.

(2)  Normally, the Funds do not expect to realize or distribute a significant amount of long-term capital gains (if any).

Provided the Government Fund is able to maintain a constant NAV per share of $1.00, sales of the Government Fund’s shares generally will not result in taxable gain or loss. After the end of each year, the Funds will send to you a notice that tells you how much you have received in distributions during the year and their U.S. federal income tax status. You could also be subject to foreign, state and local taxes on such distributions.
Because the Institutional Fund offers and redeems its shares using a floating NAV, a redeeming shareholder may realize gains and losses because of differences between the NAV at which shares are acquired and the NAV at which shares are redeemed. Ordinarily, any gains and losses realized would have to be accounted for separately.
A shareholder in a money market fund (whether the money market fund has a constant NAV of $1.00 or a floating NAV) may elect to adopt a simplified, aggregate accounting method under which gains and losses can be netted based on computation periods rather than reported separately. Shareholders are urged to consult their tax advisors before deciding to adopt such accounting method.

25

If the Institutional Fund imposes a mandatory or discretionary liquidity fee on share redemptions, the amount that would ordinarily be payable to a redeeming shareholder of the Fund will be reduced, consequently reducing the amount of gain, or increasing the amount of loss, that would otherwise be reportable for income tax purposes. A mandatory liquidity fee or discretionary liquidity fee cannot be separately claimed as a deduction.
Any such mandatory or discretionary liquidity fee will constitute an asset of the imposing Fund and will serve to benefit non-redeeming shareholders. Such fees may raise the Institutional Fund’s NAV, increasing the taxable income or reducing the deductible losses of shareholders that redeem their shares at a later time when such fees are not being charged. If a Fund receives mandatory or discretionary liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time. However, due to a lack of guidance, the tax consequences of such liquidity fees to the Fund and the shareholders is unclear and may differ from that described in this section.
In certain circumstances, you may be subject to backup withholding taxes on distributions to you from the Funds if you fail to provide the Funds with your correct social security number or other taxpayer identification number, or to make required certifications, or if you have been notified by the U.S. Internal Revenue Service (“IRS”) that you are subject to backup withholding.
A 3.8% Medicare tax is imposed on the net investment income (which includes, but is not limited to, interest, dividends and net gain from investments) of U.S. individuals with income exceeding $200,000, or $250,000 if married filing jointly, and of trusts and estates.
Your dividends and redemption proceeds will be subject to backup withholding tax if you have not provided a taxpayer identification number or social security number or the number you have provided is incorrect.
If you are neither a tax resident nor a citizen of the United States or if you are a foreign entity (other than a pass-through entity to the extent owned by U.S. persons), each Fund’s ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies. However, certain distributions reported by a Fund as capital gain dividends, interest-related dividends or short-term capital gain dividends and paid to a foreign shareholder may be eligible for an exemption from U.S. withholding tax.
Separately, a 30% withholding tax is currently imposed on U.S.-source dividends, interest and other income items paid to (i) certain foreign financial institutions and investment funds, and (ii) certain other foreign entities. To avoid withholding, foreign financial institutions and investment funds will generally either need to (a) collect and report to the IRS detailed information identifying their U.S. accounts and U.S. account holders, comply with due diligence procedures for identifying U.S. accounts and withhold tax on certain payments made to noncomplying foreign entities and account holders or (b) if an intergovernmental agreement is entered into and implementing legislation is adopted, comply with the agreement and legislation. Other foreign entities will generally either need to provide detailed information identifying each substantial U.S. owner or certify there are no such owners.
This section summarizes some of the consequences under current federal tax law of an investment in the Fund. It is not a substitute for individualized tax advice. Consult your tax adviser about the potential tax consequences of an investment in the Fund under all applicable tax laws.
Tax considerations for tax‑exempt or foreign investors or those holding Fund shares through a tax‑deferred account, such as a 401(k) plan or Individual Retirement Account, are generally different. For example, shareholders that are exempt from U.S. federal income tax, such as retirement plans that are qualified under Section 401 of the Internal Revenue Code generally are not subject to U.S. federal income tax on Fund dividends or distributions or on sales of Fund shares. Because each investor’s tax circumstances are unique and because tax laws are subject to change, you should consult your tax adviser about your investment.
Master/Feeder Mutual Fund Structure

The Funds do not have their own investment adviser. Instead, each Fund invests all of its assets in the corresponding Master Portfolio, which has an investment objective, strategies and policies substantially identical to those of the Fund. BFA serves as investment adviser to each Master Portfolio. The Master Portfolios may accept investments from other feeder funds. Certain actions involving other feeder funds, such as a substantial withdrawal, could affect the Master Portfolios and, therefore, the Funds.
Feeder Fund Expenses
Feeder funds, including the Funds, bear their respective master portfolio’s expenses in proportion to the amount of assets each invests in the master portfolio. The feeder fund can set its own transaction minimums, fund-specific expenses and conditions.
Feeder Fund Rights
Under the master/feeder structure, the Board retains the right to withdraw a Fund’s assets from its Master Portfolio if it believes doing so is in the best interests of the Fund’s shareholders. If the Board decides to withdraw a Fund’s assets, it would then consider whether the Fund should hire its own investment adviser, invest in another master portfolio or take other action.

26

Management of the Funds

Investment Adviser

Each Fund is a “feeder” fund that invests all of its assets in a Master Portfolio that has an investment objective, strategies and policies substantially identical to those of the Fund. BFA, a registered investment adviser, serves as investment adviser to the Master Portfolios. BFA manages the investment of the Master Portfolios’ assets and provides the Master Portfolios with investment guidance and policy direction in connection with daily portfolio management, subject to the supervision of MIP’s Board of Trustees. For its services to the Master Portfolios, BFA is entitled to receive a management fee at the annual rate of 0.10% of the Master Portfolio’s average daily net assets. BFA has contractually agreed to waive 0.03% of its management fee through June 30, 2027. BFA and BlackRock Advisors, LLC (“BAL”), the Funds’ administrator, have voluntarily agreed to waive a portion of their respective fees and/or reimburse operating expenses to enable each Fund and Master Portfolio to maintain minimum levels of daily net investment income. BFA and BAL may discontinue this waiver and/or reimbursement at any time without notice.
For the fiscal year ended December 31, 2025, BFA received a management fee, net of management fee waivers, at an annual rate as a percentage of average daily net assets of the applicable Master Portfolio as follows:

Master Portfolio	Management Fee Rates (Net of Applicable Waivers)

Money Market Master Portfolio	0.07%

Treasury Money Market Master Portfolio	0.07%
BFA is located at 400 Howard Street, San Francisco, California 94105. BFA is an indirect majority-owned subsidiary of BlackRock. BlackRock International Limited (the “Sub‑Adviser”), a registered investment adviser organized in 1995, is an affiliate of BFA and acts as a sub‑adviser for Money Market Master Portfolio. As of March 31, 2026, BFA and its affiliates had approximately $13.9 trillion in investment company and other portfolio assets under management.
BFA has entered into a sub‑advisory agreement with the Sub‑Adviser. Under the sub‑advisory agreement, BFA pays the Sub‑Adviser for services it provides for that portion of Money Market Master Portfolio for which it acts as sub‑adviser a fee equal to a percentage of the management fee paid to BlackRock under the investment advisory agreement with respect to Money Market Master Portfolio.
A discussion regarding the basis for MIP’s Board of Trustees’ approval of the investment advisory agreement with BFA and the sub-advisory agreement with the Sub-Adviser with respect to Money Market Master Portfolio is available in the Funds’ reports filed on Form N-CSR for the fiscal period ended June 30, 2025.
From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Master Portfolio are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Master Portfolio.
Administrative Services

BAL provides the following services, among others, as the Funds’ administrator:

∎	Supervises the Funds’ administrative operations;

∎	Provides or causes to be provided management reporting and treasury administration services;

∎	Financial reporting;

∎	Legal, blue sky and tax services;

∎	Preparation of proxy statements and shareholder reports; and

∎	Engaging and supervising the shareholder servicing agents on behalf of the Funds.
BAL is entitled to receive fees for these services at the annual rate of 0.02% of the average daily net assets of SL Agency Shares of each Fund. In addition to performing these services, BAL has agreed to bear all costs of operating the Funds, other than brokerage expenses, advisory fees, any 12b-1 fees, certain fees and expenses related to the

27

Trust’s trustees who are not “interested persons” of the Funds or the Trust as defined in the 1940 Act and their counsel, auditing fees, litigation expenses, taxes or extraordinary expenses. No additional administration fees are charged at the Master Portfolio level.
Conflicts of Interest

The investment activities of BFA and its affiliates (including BlackRock, Inc. and its subsidiaries (collectively, the “Affiliates”)), and their respective directors, officers or employees, in managing their own accounts and other accounts, may present conflicts of interest that could disadvantage the Funds and their shareholders.
BFA and its Affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and in the ordinary course of business may engage in activities in which their interests or the interests of other clients may conflict with those of the Funds. BFA and its Affiliates act, or may act, as an investor, research provider, investment manager, commodity pool operator, commodity trading advisor, financier, underwriter, adviser, trader, lender, index provider, agent and/or principal. BFA and its Affiliates may have other direct and indirect interests in securities, currencies, commodities, derivatives and other assets in which the Funds may directly or indirectly invest.
BFA and its Affiliates may engage in proprietary trading and advise accounts and other funds that have investment objectives similar to those of the Funds and/or that engage in and compete for transactions in the same or similar types of securities, currencies and other assets as are held by the Funds. This may include transactions in securities issued by other open-end and closed-end investment companies, including investment companies that are affiliated with the Funds and BFA, to the extent permitted under the Investment Company Act. The trading activities of BFA and its Affiliates are carried out without reference to positions held directly or indirectly by the Funds. These activities may result in BFA or an Affiliate having positions in assets that are senior or junior to, or that have interests different from or adverse to, the assets held by the Funds.
The Funds may invest in securities issued by, or engage in other transactions with, entities with which an Affiliate has significant debt or equity investments or other interests. The Funds may also invest in issuances (such as debt offerings or structured notes) for which an Affiliate is compensated for providing advisory, cash management or other services. The Funds also may invest in securities of, or engage in other transactions with, entities for which an Affiliate provides or may provide research coverage or other analysis.
An Affiliate may have business relationships with, and receive compensation from, distributors, consultants or others who recommend a Fund or who engage in transactions with or for the Fund.
Neither BFA nor any Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate may compete with the Funds for appropriate investment opportunities. The results of the Funds’ investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate. It is possible that the Funds could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.
In addition, the Funds may enter into transactions in which BFA or an Affiliate or their directors, officers, employees or clients have an adverse interest. The Fund may be adversely impacted by the effects of transactions undertaken by BFA or an Affiliate or their directors, officers, employees or clients.
From time to time, BFA or its advisory clients (including other funds and accounts) may, subject to compliance with applicable law, purchase and hold shares of the Funds. The price, availability, liquidity, and (in some cases) expense ratio of the Funds may be impacted by purchases and sales of the Funds by BFA or its advisory clients.
The Funds’ activities may be limited because of regulatory restrictions applicable to BFA or an Affiliate or their policies designed to comply with such restrictions.
Under a securities lending program approved by MIP’s Board of Trustees, MIP, on behalf of each Master Portfolio, has retained BlackRock Institutional Trust Company, N.A., an Affiliate of BFA, to serve as the securities lending agent for the Master Portfolios to the extent that they participate in the securities lending program. For these services, the securities lending agent will receive a fee from the Master Portfolios based on the returns earned on the Master Portfolios’ lending activities, including the investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates may be among the entities to which the Master Portfolios may lend their portfolio securities under the securities lending program.
BFA and its Affiliates may benefit from a fund using a BlackRock index by creating increasing acceptance in the marketplace for such indexes. BFA and its Affiliates are not obligated to license an index to a fund, and no fund is under an obligation to use a BlackRock index. The terms of a fund’s index licensing agreement with BFA or its Affiliates may not be as favorable as the terms offered to other licensees.
The activities of BFA and its Affiliates and their respective directors, officers or employees, may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BFA has adopted policies and procedures designed to address these potential conflicts of interest. Please see the SAI for further information.

28

Financial Highlights

The financial highlights tables are intended to help investors understand each Fund’s financial performance for the periods shown. Certain information reflects financial results for a single share of the Fund. The total returns in the tables represent the rate of return that an investor would have earned (or lost) on an investment in a given Fund, assuming reinvestment of all dividends and/or distributions. The information has been audited by PricewaterhouseCoopers LLP, whose report along with each Fund’s audited financial statements, is included in the Funds’ Annual Financial Statements and Additional Information for the fiscal year ended December 31, 2025, as filed with the SEC on Form N-CSR, which are available upon request and at www.blackrock.com.

	BlackRock Cash Funds: Institutional
	SL Agency
(For a share outstanding throughout each period)	Year Ended 12/31/25		Year Ended 12/31/24		Year Ended 12/31/23		Year Ended 12/31/22		Year Ended 12/31/21
Net asset value, beginning of year	$1.0004		$1.0005		$1.0000		$1.0003		$1.0006
Net investment income	0.0438		0.0531		0.0523		0.0178		0.0012
Net realized and unrealized gain (loss)	0.0000	(a)	(0.0001)		0.0005		(0.0003	)(b)	(0.0003)
Net increase from investment operations	0.0438		0.0530		0.0528		0.0175		0.0009
Distributions(c)
From net investment income	(0.0438)		(0.0531)		(0.0523)		(0.0178)		(0.0012)
From net realized gain	(0.0000	)(d)	(0.0000	)(d)	(0.0000	)(d)	(0.0000	)(d)	(0.0000	)(d)
Total distributions	(0.0438)		(0.0531)		(0.0523)		(0.0178)		(0.0012)
Net asset value, end of year	$1.0004		$1.0004		$1.0005		$1.0000		$1.0003
Total Return(e)
Based on net asset value	4.46%		5.43%		5.38%		1.79%		0.09%
Ratios to Average Net Assets
Total expenses	0.09%		0.09%		0.09%		0.09%		0.09%
Total expenses after fees waived and/or reimbursed	0.09%		0.09%		0.09%		0.09%		0.09%
Net investment income	4.37%		5.33%		5.22%		1.83%		0.11%
Supplemental Data
Net assets, end of year (000)	$74,180,232		$68,063,162		$61,928,494		$74,327,521		$65,665,603
(a)  Amount is less than $0.00005 per share.
(b)  The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)   Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)  Amount is greater than $(0.00005) per share.
(e)  Where applicable, assumes the reinvestment of distributions.

29

Financial Highlights (concluded)

	BlackRock Cash Funds: Treasury
	SL Agency
(For a share outstanding throughout each period)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22		Year Ended 12/31/21
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00		$1.00
Net investment income	0.0419	0.0510	0.0497	0.0157		0.0001
Net realized and unrealized gain	0.0001	0.0001 (a)	0.0000 (a)	0.0000	(a)(b)	0.0000	(a)
Net increase from investment operations	0.0420	0.0511	0.0497	0.0157		0.0001
Distributions(c)
From net investment income	(0.0419)	(0.0510)	(0.0497)	(0.0157)		(0.0001)
From net realized gain	(0.0001)	(0.0001)	—	(0.0000	)(d)	(0.0000	)(d)
Total distributions	(0.0420)	(0.0511)	(0.0497)	(0.0157)		(0.0001)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00		$1.00
Total Return(e)
Based on net asset value	4.27%	5.23%	5.08%	1.58%		0.01%
Ratios to Average Net Assets
Total expenses	0.09%	0.09%	0.09%	0.09%		0.09%
Total expenses after fees waived and/or reimbursed	0.09%	0.09%	0.09%	0.09%		0.06%
Net investment income	4.17%	5.08%	4.99%	1.60%		0.00	%(f)
Supplemental Data
Net assets, end of year (000)	$24,063,760	$15,352,626	$15,442,877	$14,479,392		$18,813,987
(a)  Amount is less than $0.00005 per share.
(b)  The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)   Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)  Amount is greater than $(0.00005) per share.
(e)  Where applicable, assumes the reinvestment of distributions.
(f)   Amount is less than 0.005%.

30

General Information

Shareholder Documents

Electronic Access to Annual and Semi-Annual Reports, Annual and Semi-Annual Financial Statements and Additional Information and Prospectuses
Electronic copies of most financial reports and prospectuses are available on BlackRock’s website at www.blackrock.com/prospectus/cash.
Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages: Please contact your Financial Intermediary. Please note that not all investment advisers, banks or brokerages may offer this service.
Delivery of Shareholder Documents
The Funds deliver only one copy of shareholder documents, including prospectuses, shareholder reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is known as “householding” and is intended to eliminate duplicate mailings and reduce expenses. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact each Fund’s Transfer Agent at (888) 204-3956.
Certain Fund Policies

Anti-Money Laundering Requirements
The Funds are subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund is required to obtain sufficient information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of Financial Intermediaries. Such information may be verified using third-party sources. This information will be used only for compliance with the Patriot Act or other applicable laws, regulations and rules in connection with money laundering, terrorism or economic sanctions.
The Funds reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow a Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in a Fund from persons whose identity it is unable to verify on a timely basis. It is the Funds’ policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your Financial Intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our website.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law, or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

31

Statement of Additional Information

If you would like further information about a Fund, including how it invests, please see the SAI.
For a discussion of each Fund’s policies and procedures regarding the selective disclosure of its portfolio holdings, please see the SAI. Each Fund makes its holdings available on a monthly basis at www.blackrock.com, generally within 5 business days after the end of the month to which the information applies.

32

Glossary

This glossary contains an explanation of some of the common terms used in this prospectus. For additional information about the Funds, please see the SAI.
Annual Class Operating Expenses — expenses that cover the costs of operating a share class of a Fund.
Daily Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) securities that will mature, as determined without reference to the maturity shortening provisions of Rule 2a-7 regarding interest rate readjustments, or are subject to a demand feature that is exercisable and payable within one business day; and (iv) amounts receivable and due unconditionally within one business day on pending sales of portfolio securities.
Distribution Fees — fees used to support a Fund’s marketing and distribution efforts, such as compensating financial professionals and other financial intermediaries, advertising and promotion.
Dollar-Weighted Average Life — the dollar-weighted average maturity of a Fund’s portfolio calculated without reference to the exceptions used for variable or floating rate securities regarding the use of the interest rate reset dates in lieu of the security’s actual maturity date. “Dollar-weighted” means the larger the dollar value of a debt security based on its market value in the Fund, the more weight it gets in calculating this average.
Dollar-Weighted Average Maturity — the average maturity of a Fund is the average amount of time until the organizations that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of a debt security based on its market value in the Fund, the more weight it gets in calculating this average. To calculate the dollar-weighted average maturity, the Fund may treat a variable or floating rate security as having a maturity equal to the time remaining to the security’s next interest rate reset date or the period remaining until the principal amount can be recovered through demand rather than the security’s actual maturity.
Eligible Securities — Applicable Eligible Securities include:

∎	securities with a remaining maturity of 397 calendar days or less (with certain exceptions) that BFA determines present minimal credit risks to the fund after considering certain factors;

∎	securities issued by other registered investment companies that are money market funds; or

∎	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.
Management Fee — a fee paid to BFA for managing a Master Portfolio.
Other Expenses — include accounting, administration, transfer agency, custody, professional and registration fees.
Shareholder Servicing Fees — fees used to compensate securities dealers and other financial intermediaries for certain shareholder servicing activities.
Weekly Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) U.S. Government securities issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S. Congress, that are issued at a discount to the principal amount to be repaid at maturity without provision for the payment of interest and have a remaining maturity of 60 days or less; (iv) securities that will mature, as determined without reference to the maturity shortening provisions of Rule 2a-7 regarding interest rate readjustments, or are subject to a demand feature that is exercisable and payable within five business days; and (v) amounts receivable and due unconditionally within five business days on pending sales of portfolio securities.

33

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For More Information

Funds and Service Providers

THE FUNDS
BlackRock Funds III
BlackRock Cash Funds: Institutional
BlackRock Cash Funds: Treasury
400 Howard Street
San Francisco, California 94105
1-888-204-3956
MANAGER
BlackRock Fund Advisors
400 Howard Street
San Francisco, California 94105
SUB‑ADVISER
For BlackRock Cash Funds: Institutional
BlackRock International Limited
Dundas House
20 Brandon Street
Edinburgh, EH3 5PP
Scotland
TRANSFER AGENT
State Street Bank and Trust Company
Attn: Quincy Nunnally-Transfer Agency
1776 Heritage Drive
JAB/3
North Quincy, MA 02171
INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
PricewaterhouseCoopers LLP
Two Commerce Square
2001 Market Street
Suite 1800
Philadelphia, Pennsylvania 19103
ACCOUNTING SERVICES PROVIDER
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, Massachusetts 02114-2016
DISTRIBUTOR
BlackRock Investments, LLC
50 Hudson Yards
New York, New York 10001
CUSTODIAN
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, Massachusetts 02114-2016
COUNSEL
Ropes & Gray LLP
1211 Avenue of Americas
New York, New York 10036

Additional Information

This prospectus contains important information you should know before investing, including information about risks. Read it carefully and keep it for future reference. More information about BlackRock Funds III is available at no charge upon request. This information includes:
Annual/Semi-Annual Reports and Form N-CSR
The Fund’s annual and semi-annual reports and Form N-CSR contain additional information about each of the Fund’s investments. In Form N-CSR, you will find the Fund’s financial statements.
Statement of Additional Information
A Statement of Additional Information (“SAI”), dated April 30, 2026, has been filed with the Securities and Exchange Commission (the “SEC”). The SAI, which includes additional information about each Fund, may be obtained free of charge, along with each Fund’s annual and semi-annual reports and other information such as Fund financial statements, by calling 1‑888‑204‑3956 on any business day. The SAI, as amended and/or supplemented from time to time, is incorporated by reference into this prospectus.
Questions
If you have any questions about the Funds, please:

Call:	1‑888‑204‑3956 (toll-free)
8:30 a.m. to 6:00 p.m. (Eastern time)
on any business day.
World Wide Web
General fund information and specific fund performance, including the SAI, annual/semi-annual reports and other information such as Fund financial statements, can be accessed free of charge at www.blackrock.com/cash. Mutual fund prospectuses and literature can also be requested via this website.
Written Correspondence

Write:	State Street Bank and Trust Company
Attn: Quincy Nunnally-Transfer Agency
P.O. Box 5493
Boston, Massachusetts 02206
Overnight Mail
State Street Bank and Trust Company
Attn: Quincy Nunnally-Transfer Agency
1776 Heritage Drive
JAB/3
North Quincy, Massachusetts 02171
Portfolio Characteristics and Holdings
A description of each Fund’s policies and procedures related to disclosure of portfolio characteristics and holdings is available in the SAI.
For information about portfolio holdings and characteristics, BlackRock fund shareholders and prospective investors may call 1‑888‑204‑3956.
Securities and Exchange Commission
You may also view and copy public information about each Fund, including the SAI, by visiting the EDGAR database on the SEC’s website (http://www.sec.gov). Copies of this information can be obtained, for a duplicating fee, by electronic request at the following e‑mail address: publicinfo@sec.gov.
You should rely only on the information contained in this prospectus. No one is authorized to provide you with information that is different from information contained in this prospectus.
The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
INVESTMENT COMPANY ACT FILE # 811‑07332

PRO-CF-SLA-0426

APRIL 30, 2026

Prospectus

BlackRock Funds III | Trust Shares

•	BlackRock Cash Funds: Treasury
Trust: BYTXX
This Prospectus contains information you should know before investing, including information about risks.
Please read it before you invest and keep it for future reference.
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured • May Lose Value • No Bank Guarantee

Fund Overview	Key facts and details about the Fund listed in this prospectus, including investment objective, principal strategies, risk factors, fee and expense information, and historical performance information

	Investment Objective	3

	Fees and Expenses of the Fund	3

	Principal Investment Strategies of the Fund	3

	Principal Risks of Investing in the Fund	4

	Performance Information	5

	Investment Adviser	6

	Purchase and Sale of Fund Shares	6

	Tax Information	7

	Payments to Broker/Dealers and Other Financial Intermediaries	7

Details About the Fund	Information about how the Fund invests, including investment objective, investment processes, principal strategies and risk factors

	How The Fund Invests	8

	Investment Risks	9

Account Information	Information about account services, shareholder transactions, and distribution and other payments

	Shareholder Information	13

	Distribution and Shareholder Servicing Payments	16

	Calculating the Share Price	17

	Fund Distributions	17

	Short-Term Trading Policy	17

	Federal Taxes	17

	Master/Feeder Mutual Fund Structure	19

Management of the Fund	Information about BFA

	Investment Adviser	20

	Administrative Services	20

	Conflicts of Interest	21

Financial Highlights	Financial Performance of the Fund	22

General Information	Shareholder Documents	23

	Certain Fund Policies	23

	Statement of Additional Information	24

Glossary	Glossary of Investment Terms	25

For More Information	Fund and Service Providers	Inside Back Cover

Additional Information	Back Cover

Fund Overview

Key Facts About BlackRock Cash Funds: Treasury
Investment Objective

The investment objective for BlackRock Cash Funds: Treasury (the “Fund”), a series of BlackRock Funds III (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell Trust Shares of BlackRock Cash Funds: Treasury. You may pay other fees, such as brokerage commissions and other fees to your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock Fund Advisors (“BFA”) and its affiliates) (each, a “Financial Intermediary”), which are not reflected in the table and example below.

Annual Class Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)[1]	Trust Shares*
Management Fee[1,2]	0.10%
Distribution and/or Service (12b‑1) Fees	None
Other Expenses	0.38%
Administration Fees	0.38%
Independent Expenses[3]	—
Total Annual Fund Operating Expenses	0.48%
Fee Waivers and/or Expense Reimbursements[2,3]	(0.03)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2,3]	0.45%

*	Fund currently active, but no assets in share class as of December 31, 2025.

[1]
The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and Treasury Money Market Master Portfolio (the “Treasury Master Portfolio”), a series of Master Investment Portfolio (“MIP”), in which the Fund invests. Management fees are paid by Treasury Master Portfolio.

[2]
BFA has contractually agreed to waive a portion of its management fee payable by the Treasury Master Portfolio through June 30, 2027. After giving effect to such contractual waiver, the management fee will be 0.07%. The contractual waiver may not be terminated prior to July 1, 2027 unless approved by a majority of the non-interested trustees of MIP (with 90 days’ notice) or by a vote of the majority of outstanding voting securities of MIP.

[3]
Independent Expenses consist of the Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund and Treasury Master Portfolio. BlackRock Advisors, LLC ("BAL"), the administrator to the Fund, and BFA, the investment adviser to Treasury Master Portfolio, have contractually agreed to reimburse, or provide offsetting credits to, the Fund and Treasury Master Portfolio, as applicable, for Independent Expenses through June 30, 2027. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to July 1, 2027 unless approved by a majority of the non-interested trustees of the Trust or MIP, as applicable, (with 90 days’ notice) or by a vote of the majority of outstanding voting securities of the Fund or MIP, as applicable.

Example:
This Example is intended to help you compare the cost of investing in Trust Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Trust Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Trust Shares’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Trust Shares	$46	$151	$266	$601
Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment objective by investing at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other direct obligations of the U.S. Treasury, and repurchase agreements secured by such obligations or cash. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. In addition, the Fund may invest in variable and floating rate instruments and transact in securities on a when-issued, delayed delivery or forward commitment basis.

3

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations of the U.S. Treasury, and repurchase agreements secured by such obligations. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.
U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. The principal and interest of all securities held by the Fund are payable in U.S. dollars.
The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a‑7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission.
The Fund is a “feeder” fund that invests all of its investable assets in Treasury Master Portfolio of MIP, which has the same investment objective and strategies as the Fund. All investments are made at the Treasury Master Portfolio level. This structure is sometimes called a “master/feeder” structure. The Fund’s investment results will correspond directly to the investment results of Treasury Master Portfolio. For simplicity, the prospectus uses the name of the Fund or the term “Fund” (as applicable) to include Treasury Master Portfolio.
Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress. The following is a summary description of principal risks of investing in the Fund. The relative significance of each risk factor below may change over time and you should review each risk factor carefully.

∎
Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. Very low or negative interest rates may magnify interest rate risk. During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns or pay dividends to Fund shareholders. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from the Fund’s ability to achieve its investment objective.

∎
Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. In addition, notwithstanding that U.S. Treasury obligations are backed by the full faith and credit of the United States, circumstances could arise that could prevent the timely payment of interest or principal, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to the Fund and substantial negative consequences for the U.S. economy and the global financial system.

∎
Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

∎
Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will be unable or unwilling to make timely payments of interest and principal when due or otherwise honor their obligations. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

∎	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

∎
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Fund and its

4

investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

∎
Operational and Technology Risks — The Fund is directly and indirectly susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or may impair the Fund’s operations. While the Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund. Operational and technology risks for the issuers in which the Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value.

∎
Risk of Investing in the United States — Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

∎
Stable Net Asset Value Risk — The Fund may not be able to maintain a stable net asset value (“NAV”) of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

∎
U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States. In addition, circumstances could arise that could prevent the timely payment of interest or principal on U.S. Government obligations, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to the Fund and substantial negative consequences for the U.S. economy and the global financial system.

∎
Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. Securities with floating or variable interest rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their coupon rates do not reset as high, or as quickly, as comparable market interest rates, and generally carry lower yields than fixed securities of the same maturity. These securities will not generally increase in value if interest rates decline. A decline in interest rates may result in a reduction in income received from variable and floating rate securities held by the Fund and may adversely affect the value of the Fund’s shares. Benchmark interest rates may not accurately track market interest rates. Although floating rate securities are less sensitive to interest rate risk than fixed-rate securities, they are subject to credit risk and default risk, which could impair their value.

∎
When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

There are currently no Trust Shares of BlackRock Cash Funds: Treasury outstanding as of the date of this prospectus. As a result, the chart, the table and the seven-day yield shown below give you a picture of the performance for SL Agency Shares of the Fund, which are not offered in this prospectus. The performance of the Fund’s Trust Shares would be substantially similar to SL Agency Shares because Trust Shares and SL Agency Shares are invested in the same portfolio of securities and performance would only differ to the extent that Trust Shares and SL Agency Shares have different expenses. The actual returns and seven-day yields of Trust Shares would have been lower than those of the SL Agency Shares because Trust Shares have higher expenses than the SL Agency Shares.
The bar chart and table in this section provide some indication of the risks of investing in BlackRock Cash Funds: Treasury by showing the changes in the Fund’s performance from year to year. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. How the Fund performed in the past is not necessarily an indication of how it will perform in the future. If BFA and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a‑7 under the 1940 Act. Updated information on the Fund’s performance can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at 1‑888‑204‑3956.

5

BlackRock Cash Funds: Treasury
SL Agency Shares
ANNUAL TOTAL RETURNS
As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.35% (quarter ended December 31, 2023) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2021).

For the periods ended 12/31/25 Average Annual Total Returns	1 Year	5 Years	10 Years
BlackRock Cash Funds: Treasury — SL Agency Shares	4.27%	3.21%	2.15%

7-Day Yield As of December 31, 2025
BlackRock Cash Funds: Treasury — SL Agency Shares	3.72%
Current Yield: You may obtain the Fund’s current 7-day yield by calling 1-888-204-3956 (toll-free) or by visiting the Fund’s website at www.blackrock.com/cash.
Investment Adviser

Treasury Master Portfolio’s investment adviser is BlackRock Fund Advisors (previously defined as “BFA”).
Purchase and Sale of Fund Shares

The minimum initial investment for Trust Shares of The Fund is $100,000, although the Fund may reduce or waive the minimum in some cases. You may generally purchase or redeem shares of the Fund each day the bond markets and the Fedwire Funds Service are open. To purchase or sell shares you should contact your Financial Intermediary, or, if you hold your shares through the Fund, you should contact the Fund by phone at 1‑888‑204‑3956, or by mail to State Street Bank and Trust Company, Attn: Quincy Nunnally-Transfer Agency, P.O. Box 5493, Boston, Massachusetts 02206.
To be eligible to purchase Trust Shares of the Fund, you must invest through an employer-sponsored or individual retirement savings plan; invest the proceeds rolled over from such retirement savings plan into an individual retirement account; or maintain an account with State Street Bank and Trust Company, the Fund’s transfer agent (the “Transfer Agent”), or with a shareholder servicing agent (a “Shareholder Servicing Agent”). Please contact your Shareholder Servicing Agent or the Transfer Agent for more information.
You may purchase or sell shares without paying a sales charge. Your order to purchase or sell shares must be received in proper form, as determined by the Transfer Agent or a Financial Intermediary pursuant to an appropriate agreement, by 5:00 p.m. Eastern time on any day the Fund is open (a “Business Day”) (or, if the Fund closes early, by such closing time) to purchase or sell shares at that day’s net asset value. Orders received after 5:00 p.m. Eastern time on any Business Day (or, if the Fund closes early, at such closing time) will be cancelled.

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Tax Information

The Fund’s dividends and distributions may be subject to U.S. federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax‑exempt investor or are investing through a qualified tax-exempt plan described in section 401(a) of the Internal Revenue Code of 1986, as amended, in which case you may be subject to U.S. federal income tax when distributions are received from such tax deferred arrangements.
Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a Financial Intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment.
Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

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Details About the Fund

Included in this prospectus are sections that tell you about buying and selling shares, management information, and shareholder features of BlackRock Cash Funds: Treasury, a government money market fund under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Fund”) and your rights as a shareholder. The Fund is a series of BlackRock Funds III (the “Trust”).
How The Fund Invests

The Fund is a “feeder” fund that invests all of its assets in Treasury Money Market Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”), a mutual fund that has an investment objective and strategies substantially identical to those of the Fund. All discussion of the investment objective, strategies and risks of the Fund refers also to the investment objective, strategies and risks of the Master Portfolio, unless otherwise indicated. A description of the relationship of the Fund to the Master Portfolio appears below under the heading “Account Information — Master/Feeder Mutual Fund Structure.”
The Fund is a government money market fund managed pursuant to Rule 2a‑7 under the 1940 Act.

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The Fund will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. For a discussion of dollar-weighted average maturity and dollar-weighted average life, please see the Glossary on page 25.

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Pursuant to Rule 2a-7, the Fund is subject to a “general liquidity requirement” that requires that the Fund hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions in light of its obligations under Section 22(e) of the 1940 Act regarding share redemptions and any commitments the Fund has made to shareholders. To comply with this general liquidity requirement, BlackRock Fund Advisors (“BFA”) must consider factors that could affect the Fund’s liquidity needs, including characteristics of the Fund’s investors and their likely redemptions. Depending upon the volatility of its cash flows (particularly shareholder redemptions), this may require the Fund to maintain greater liquidity than would be required by the daily and weekly minimum liquidity requirements discussed below.

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The Fund will not acquire any illiquid security (i.e., securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund) if, immediately following such purchase, more than 5% of the Fund’s total assets are invested in illiquid securities.

∎
The Fund will not acquire any security other than a daily liquid asset unless, immediately following such purchase, at least 25% of its total assets would be invested in daily liquid assets, and the Fund will not acquire any security other than a weekly liquid asset unless, immediately following such purchase, at least 50% of its total assets would be invested in weekly liquid assets. For a discussion of daily liquid assets and weekly liquid assets, please see the Glossary on page 25.

∎	The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.
The Trust’s Board of Trustees (the “Board”) has chosen not to subject the Fund to discretionary liquidity fees.
BlackRock Cash Funds: Treasury
The investment objective for the Fund is to seek current income as is consistent with liquidity and stability of principal.
The Fund seeks to achieve its investment objective by investing at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other direct obligations of the U.S. Treasury, and repurchase agreements secured by such obligations or cash.
The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations of the U.S. Treasury, and repurchase agreements secured by such obligations. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.
The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. In addition, the Fund may invest in variable and floating rate instruments and transact in instruments on a when-issued, delayed delivery or forward commitment basis. The principal and interest of all securities held by the Fund are payable in U.S. dollars. The Master Portfolio may transfer uninvested cash balances into a single joint account at the Master Portfolio’s custodian bank, the daily aggregate balance of which will be invested in one or more repurchase agreements.

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Investment Risks

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
The following is a description of certain risks of investing in the Fund. The order of the below risk factors does not indicate the significance of any particular risk factor.
Principal Risks of Investing in the Fund
Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will be unable or unwilling to make timely payments of interest and principal when due or otherwise honor their obligations. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.
Income Risk — The Fund’s yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.
Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. Very low or negative interest rates may magnify interest rate risk. During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns or pay dividends to Fund shareholders. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from the Fund’s ability to achieve its investment objective.
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
Operational and Technology Risks — The Fund and the entities with which it interacts directly or indirectly are susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or impair the Fund’s operations. These entities include, but are not limited to, the Fund’s adviser, administrator, distributor, other service providers (e.g., index and benchmark providers, accountants, custodians, and transfer agents), financial intermediaries, counterparties, market makers, authorized participants, listing exchanges, other financial market operators, and governmental authorities, as applicable. Operational and technology risks for the issuers in which the Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value. The Fund may incur substantial costs in order to mitigate operational and technology risks.
Cybersecurity incidents can result from deliberate attacks or unintentional events against an issuer in which the Fund invests, the Fund or any of its service providers. They include, but are not limited to, gaining unauthorized access to systems, misappropriating assets or sensitive information, corrupting or destroying data, and causing operational disruption. Geopolitical tension may increase the scale and sophistication of deliberate attacks, particularly those from nation states or from entities with nation state backing. Cybersecurity incidents may result in any of the following: financial losses; interference with the Fund’s ability to calculate its NAV; disclosure of confidential information; impediments to trading; submission of erroneous trades by the Fund or erroneous subscription or redemption orders; the inability of the Fund or its service providers to transact business; violations of applicable privacy and other laws; regulatory fines; penalties; reputational damage; reimbursement or other compensation costs; and other legal and compliance expenses. Furthermore, cybersecurity incidents may render records of the Fund, including records relating to its assets and transactions, shareholder ownership of Fund shares, and other data integral to the Fund’s functioning, inaccessible, inaccurate or incomplete. Power outages, natural disasters, equipment malfunctions and processing errors that threaten information and technology systems relied upon by the Fund or its service providers, as

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well as market events that occur at a pace that overloads these systems, may also disrupt business operations or impact critical data. In addition, the risks of increased use of AI technologies, such as machine learning, include data risk, transparency risk, and operational risk. The AI technologies, which are generally highly reliant on the collection and analysis of large amounts of data, may incorporate biased or inaccurate data, and it is not possible or practicable to incorporate all relevant data into such technologies. The output or results of any such AI technologies may therefore be incomplete, erroneous, distorted or misleading. Further, AI tools may lack transparency as to how data is utilized and how outputs are generated. AI technologies may also allow the unintended introduction of vulnerabilities into infrastructures and applications. The Fund and its shareholders could be negatively impacted as a result of these risks associated with AI technologies. AI technologies and their current and potential future applications, and the regulatory frameworks within which they operate, continue to quickly evolve, and it is impossible to anticipate the full scope of future AI capabilities or rules and the associated risks to the Fund.
While the Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund in the setting of priorities, the personnel and resources available or the effectiveness of relevant controls. The Fund and its adviser seek to reduce these risks through controls, procedures and oversight, including establishing business continuity plans and risk management systems. However, there are inherent limitations in such plans and systems, including the possibility that certain risks that may affect the Fund have not been identified or may emerge in the future; that such plans and systems may not completely eliminate the occurrence or mitigate the effects of operational or information security disruptions or failures or of cybersecurity incidents; or that prevention and remediation efforts will not be successful or that incidents will go undetected. The Fund cannot control the systems, information security or other cybersecurity of the issuers in which it invests or its service providers, counterparties, and other third parties whose activities affect the Fund.
Lastly, the regulatory climate governing cybersecurity and data protection is developing quickly and may vary considerably across jurisdictions. Regulators continue to develop new rules and standards related to cybersecurity and data protection. Compliance with evolving regulations can be demanding and costly, requiring substantial resources to monitor and implement required changes.
Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.
Risk of Investing in the United States — A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States are changing many aspects of financial, commercial, public health, environmental, and other regulation and may have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future. Although elevated debt levels do not necessarily indicate or cause economic problems, elevated public debt service costs may constrain future economic growth.
The United States has developed increasingly strained relations with a number of foreign countries. If relations with certain countries deteriorate, it could adversely affect U.S. issuers as well as non‑U.S. issuers that rely on the United States for trade. The United States has also experienced increased internal political discord, as well as significant challenges in managing and containing the outbreak of COVID‑19. If these trends were to continue, it may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Stable Net Asset Value Risk — The Fund may not be able to maintain a stable NAV of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.
Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. In addition, notwithstanding that U.S. Treasury obligations are backed by the full faith and credit of the United States, circumstances could arise that could prevent the timely payment of interest or principal, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to the Fund and substantial negative consequences for the U.S. economy and the global financial system.
U.S. Government Obligations Risk — Not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law. In addition, circumstances could arise that could prevent the

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timely payment of interest or principal on U.S. Government obligations, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to the Fund and substantial negative consequences for the U.S. economy and the global financial system.
Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. Securities with floating or variable interest rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their coupon rates do not reset as high, or as quickly, as comparable market interest rates, and generally carry lower yields than fixed securities of the same maturity. These securities will not generally increase in value if interest rates decline. A decline in interest rates may result in a reduction in income received from variable and floating rate securities held by the Fund and may adversely affect the value of the Fund’s shares. Benchmark interest rates may not accurately track market interest rates. Although floating rate securities are less sensitive to interest rate risk than fixed-rate securities, they are subject to credit risk and default risk, which could impair their value.
When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
Other Risks of Investing in the Fund
The Fund may also be subject to certain other non-principal risks associated with its investments and investment strategies, including:
Expense Risk — Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.
Illiquid Investments Risk — The Fund’s liquid investments may become illiquid after purchase by the Fund, particularly during periods of market turmoil. There can be no assurance that a security or instrument that is deemed to be liquid when purchased will continue to be liquid for as long as it is held by the Fund. The Fund’s illiquid investments may reduce the returns of the Fund because it may be difficult to sell the illiquid investments at an advantageous time or price. The Fund may be unable to pay redemption proceeds within the time period stated in this prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.
Investment in Other Investment Companies Risk — As with other investments, investments in other investment companies, including exchange-traded funds, are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies (to the extent not offset by BFA through waivers). To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.
Large Shareholder and Large-Scale Redemption Risk — Certain shareholders, including a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, or another entity, may from time to time own or manage a substantial amount of Fund shares or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment or that the size of the Fund would be maintained. Redemptions of a large number of Fund shares by these shareholders may adversely affect the Fund’s liquidity and net assets. These redemptions may force the Fund to sell portfolio securities to meet redemption requests when it might not otherwise do so, which may negatively impact the Fund. In addition, large redemptions can result in the Fund’s current expenses being allocated over a smaller asset base, which generally could result in an increase in the Fund’s expense ratio.
Ownership Limitations Risk — If certain aggregate and/or fund-level ownership thresholds are reached through transactions undertaken by BFA, its affiliates or the Fund, or as a result of third-party transactions or actions by an issuer or regulator, the ability of BFA and its affiliates on behalf of clients (including the Fund) to purchase or dispose of investments, exercise rights or undertake business transactions may be restricted by law, regulation or rule or otherwise impaired. The capacity of the Fund to invest in certain securities or other assets may be affected by the relevant threshold limits, and such limitations may have adverse effects on the liquidity and performance of the Fund’s portfolio holdings.
For example, ownership limits may apply to securities whose issuers operate in certain regulated industries or in certain international markets. Such limits also may apply where the investing entity (such as the Fund) is subject to corporate or regulatory ownership restrictions or invests in certain futures or other derivative transactions. In certain circumstances, aggregate and/or fund-level amounts invested or voted by BFA and its affiliates for client funds and accounts managed by BFA (including the Fund) may not exceed the relevant limits without the grant of a license or

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other regulatory or corporate approval, order, consent, relief or non-disapproval. However, there is no guarantee that permission will be granted, or that, once granted, it will not be modified or revoked at a later date with minimal or no notice. In other cases, exceeding such thresholds may cause BFA and its affiliates, the Fund or other client accounts to suffer disadvantages or business restrictions.
Ownership limitations are highly complex. It is possible that, despite BFA’s intent to either comply with or be granted permission to exceed ownership limitations, it may inadvertently breach a limit or violate the corporate or regulatory approval, order, consent, relief or non-disapproval that was obtained.
Reliance on Advisor Risk — The Fund is dependent upon services and resources provided by BFA, and therefore BFA’s parent, BlackRock, Inc. BFA is not required to devote its full time to the business of the Fund and there is no guarantee or requirement that any investment professional or other employee of BFA will allocate a substantial portion of his or her time to the Fund. The loss of, or changes in, BFA’s personnel could have a negative effect on the performance or the continued operation of the Fund.
For a description of the Fund’s policies and procedures with respect to disclosure of the Master Portfolio’s portfolio holdings, and a discussion of the Fund’s investments and risks, please refer to the Fund’s combined Statement of Additional Information (“SAI”).

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Account Information

Shareholder Information

Who is Eligible to Invest?
To be eligible to purchase Trust Shares, you must:

∎	Invest through an employer-sponsored or individual retirement savings plan;

∎	Invest the proceeds rolled over from such retirement savings plan into an individual retirement account (“IRA”);

∎	Maintain an account with State Street Bank and Trust Company, the Fund’s transfer agent (the “Transfer Agent”), or with a shareholder servicing agent (a “Shareholder Servicing Agent”); or

∎	Initially invest a minimum of $100,000 directly through the Transfer Agent.
The minimum initial investment amount for Trust Shares of the Fund is $100,000; however, in certain situations, this minimum initial investment amount may be reduced or waived. Please contact your Shareholder Servicing Agent or the Transfer Agent for more information.
The Fund offers additional share classes with different expenses and expected returns, including share classes you may be eligible to purchase. Call 1-888-204-3956 (toll-free) for additional information.
In order to invest, a completed account application form must be submitted to, and processed by, your Shareholder Servicing Agent or the Transfer Agent and an account number assigned. You may be asked to provide information to verify your identity when opening an account.
Your Shareholder Servicing Agent may charge you a fee and may offer additional account services. Additionally, your Shareholder Servicing Agent may have procedures for placing orders for Trust Shares that differ from those of the Fund, such as different investment minimums or earlier trading deadlines. Please contact your Shareholder Servicing Agent directly for more information and details.
Shares of the Fund are only registered for sale in the United States and certain of its territories. Consequently, the Fund generally does not accept investments from non-U.S. residents.
How to Buy Shares
∎
Plan Participant. Invest through payroll deductions or make a direct contribution by rolling over an amount from another 401(k) plan or from a rollover IRA (make arrangements through your employer). If you are investing through a Shareholder Servicing Agent, your Shareholder Servicing Agent is responsible for properly transmitting your purchase order to the Transfer Agent and may impose an earlier deadline than the Fund, as described below.

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Tax‑deferred Investor. Invest through a Shareholder Servicing Agent as provided in your benefit plan documents. Your Shareholder Servicing Agent, plan sponsor or administrator is responsible for properly transmitting your purchase order to the Transfer Agent and may impose an earlier deadline for purchase and redemption orders than the Fund, as described below.

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Qualified Buyer. Invest through an account set up with your Shareholder Servicing Agent. Your Shareholder Servicing Agent is responsible for properly transmitting your purchase order to the Transfer Agent and may impose an earlier deadline than the Fund, as described below.

∎	Direct Buyer. See the “Special Instructions for Direct Buyers” section of this prospectus.
The Fund is generally open Monday through Friday and is closed on weekends and generally closed on all other days that the primary markets for the Master Portfolio’s portfolio securities (i.e., the bond markets) are closed or the Fedwire Funds Service is closed. The holidays on which both the Fedwire and the bond markets are closed currently are: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Memorial Day, Juneteenth, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. The Fund is also closed on Good Friday.
To purchase shares of the Fund, you should contact your financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, Inc. (“BlackRock”) and its affiliates) (each, a “Financial Intermediary”), or, if you hold your shares through the Fund, you should contact the Fund by phone at 1-888-204-3956, or by mail to State Street Bank and Trust Company, Attn: Quincy Nunnally-Transfer Agency, P.O. Box 5493, Boston, Massachusetts 02206. Orders must be received prior to the next NAV cut-off time to receive that NAV.

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Your purchase order must be received in proper form by the Fund or State Street Bank and Trust Company prior to the deadlines noted below on any day the Fund is open (a “Business Day”) (or, if the Fund closes early, at such closing time) to receive that NAV. However, the Fund may also honor a purchase order if the Fund can verify that the purchase order was submitted to a Financial Intermediary that is an authorized agent of the Fund before the applicable deadline.
The Fund will open for business and begin accepting purchase orders at 8:30 a.m. (Eastern time) on any Business Day. Purchase orders for the Fund’s Trust Shares must be received by 5:00 p.m. (Eastern time) on any Business Day.
Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by The Securities Industry Financial Markets Association (“SIFMA”)) or the Federal Reserve Bank of Philadelphia or the New York Stock Exchange (the “NYSE”) closes early1, the Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day.
Orders received after the applicable deadline for the Fund on any Business Day (or, if the Fund closes early, at such closing time) will be cancelled.
Payment for Trust Shares of the Fund may be made only in federal funds or other immediately available funds. You may be charged for any costs incurred, including any costs incurred to recompute the Fund’s NAV, in connection with a purchase order that has been placed but for which the Fund has not received full payment by the close of the federal funds wire (normally 6:00 p.m. Eastern time) on the day the purchase order was placed. This payment deadline may be extended by one Business Day where a purchase order is processed through certain electronic platforms where same-day cash settlement is impracticable. The Fund will notify a shareholder or Financial Intermediary if its purchase order or payment was not received by an applicable deadline.
The Fund reserves the right to suspend or discontinue the offer and sale of its shares and reject or cancel any purchase order for any reason.
How to Sell Shares
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Plan participant and tax‑deferred investor. Contact your plan sponsor, administrator or Shareholder Servicing Agent. Your Shareholder Servicing Agent is responsible for properly transmitting your sale order to the Transfer Agent.

∎	Qualified buyer. Contact your Shareholder Servicing Agent. Your Shareholder Servicing Agent is responsible for properly transmitting your sale order to the Transfer Agent.

∎	Direct buyer. See the “Special Instructions for Direct Buyers” section of this prospectus.
To redeem shares of the Fund, you should contact your Financial Intermediary or financial professional, or, if you hold your shares through the Fund, you should contact the Fund by phone at 1-888-204-3956, or by mail to State Street Bank and Trust Company, Attn: Quincy Nunnally-Transfer Agency, P.O. Box 5493, Boston, Massachusetts 02206. Redemption orders may be placed either in number of shares or in dollars.
The Fund will open for business and begin accepting redemption orders at 8:30 a.m. (Eastern time) on any Business Day. The Fund will accept redemption orders until 5:00 p.m. (Eastern time) on any Business Day.
Your redemption order must be received in proper form by State Street Bank and Trust Company or your Shareholder Servicing Agent pursuant to an appropriate agreement by the applicable deadline (or, if the Fund closes early, by such closing time) to sell shares at that NAV. Orders received after the applicable deadline for the Fund on any Business Day (or, if the Fund closes early, at such closing time) will be cancelled.
If redemption orders are received by State Street Bank and Trust Company on a Business Day by the established deadlines, payment for redeemed Fund shares will typically be wired in federal funds on that same day. The Fund can delay payment for one Business Day.
If you purchased shares through a Financial Intermediary that entity may have its own earlier deadlines for the receipt of the redemption order.
Where a redemption order is processed through certain electronic platforms where same-day cash settlement is impracticable, payment for redeemed shares will generally be delayed by one Business Day. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed by one additional Business Day.
Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, the Fund may advance the time on that day by which a redemption order must be placed so that it will be effected that day.

(1)
SIFMA currently recommends an early close for the bond markets on the following dates: May 22, July 2, November 27, December 24 and December 31, 2026 and March 26, 2027. The NYSE will close early on November 27 and December 24, 2026.

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The Fund reserves the right to redeem your shares automatically and close your account for any reason, subject to applicable law, and send you the proceeds. For example, the Fund may redeem your shares automatically to reimburse the Fund for any losses sustained by reason of your failure to make full payment for shares purchased or to collect any charge relating to a transaction effected for your benefit that is applicable to the Fund’s shares, as provided from time to time in this prospectus. In addition, the Fund reserves the right to send your redemption proceeds in the form of securities from the Master Portfolio. Any such redemption shall be effected at the NAV next determined after the redemption order is entered.
Under normal and stressed market conditions, the Fund typically expects to meet redemption requests by using cash or cash equivalents in its portfolio or by selling portfolio assets to generate additional cash.
Special Instructions for Direct Buyers
A direct buyer who has established an account with the Fund can add to or redeem from that account by phone or through the mail.

∎
To add or redeem shares by phone, call 1‑888‑204‑3956 between 8:30 a.m. and 5:00 p.m. Eastern time on any Business Day (or, if the Fund closes early, at such closing time). The Transfer Agent will employ procedures designed to confirm that your order is valid. These may include asking for identifying information and recording the phone call. Neither the Transfer Agent nor the Fund may be held liable for acting on telephone instructions that the Transfer Agent reasonably believes to be valid. For redemptions, the Transfer Agent will wire proceeds directly to your designated bank account.(1)

For purchases, you should instruct your bank to wire funds as follows:
State Street Bank and Trust Company
ABA # 011000028
Attn: Transfer Agent
Account # DDA 00330860
For Further Credit to: BlackRock Funds III
Shareholder Account Name:
Shareholder Account Number:
Fund Share Class Numbers:
1104 (BlackRock Cash Funds: Treasury — Trust Shares)

∎
To redeem shares by mail, indicate the dollar amount you wish to receive or the number of shares you wish to sell in your order to sell. Include the Fund’s Share Class number and your account and taxpayer identification numbers. All account signatories must sign the order.

∎	A direct buyer can ask the Transfer Agent to wire proceeds directly to its designated bank account.(2)
Additional Purchase and Redemption Information
Upon receipt of a proper redemption request submitted in a timely manner and otherwise in accordance with the redemption procedures set forth in this prospectus, the Fund will redeem the requested shares and make a payment to you in satisfaction thereof no later than the Business Day following the redemption request.
The Fund may postpone and/or suspend redemption and payment beyond one Business Day only as follows:
a. For any period during which there is a non-routine closure of the Federal Reserve wire system or applicable Federal Reserve Banks;
b. For any period (1) during which the NYSE is closed other than customary week-end and holiday closings or (2) during which trading on the NYSE is restricted;
c. For any period during which an emergency exists as a result of which (1) disposal of securities owned by the Fund is not reasonably practicable or (2) it is not reasonably practicable for the Fund to fairly determine the NAV of shares of the Fund;
d. For any period during which the SEC has, by rule or regulation, deemed that (1) trading shall be restricted or (2) an emergency exists;
e. For any period that the SEC may by order permit for your protection; or

(1)
The following procedures are intended to help prevent fraud. If you wish to make a change to your list of authorized traders, you must provide a written request signed by an authorized signer on your account. If you wish to change your bank wire instructions or list of authorized signers, you must make your request in writing and include a medallion signature guarantee and provide a corporate resolution of a recent date or other documentation as determined by the Transfer Agent. You can obtain a medallion signature guarantee from most banks and securities dealers. A medallion signature guarantee is not a notarized signature.

(2)
To help prevent fraud, if you direct the sale proceeds to someone other than your account’s owner of record, to an address other than your account’s address of record or to a bank not designated previously, you must make your request in writing and include a medallion signature guarantee and provide a corporate resolution of a recent date or other documentation as determined by the Transfer Agent. You can obtain a medallion signature guarantee from most banks and securities dealers. A medallion signature guarantee is not a notarized signature.

15

f. For any period during which the Fund, as part of a necessary liquidation of the Fund, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws (as discussed below).
If the Board, including a majority of the non-interested Trustees, determines either that (1) the Fund has invested, at the end of a business day, less than 10% of its total assets in weekly liquid assets, or (2) the Fund’s calculated NAV per share has deviated from $1.00 or such deviation is likely to occur; then the Board, subject to certain conditions, may in the case that the Board has determined to liquidate the Fund irrevocably, suspend redemptions and payment of redemption proceeds in order to facilitate the permanent liquidation of the Fund in an orderly manner. If this were to occur, it would likely result in a delay in your receipt of your redemption proceeds.
The Fund reserves the right to advance the time for accepting purchase or redemption orders on any day when the NYSE, bond markets (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia closes early, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. See “How to Buy Shares” and “How to Sell Shares” for further information. In addition, the Board may, for any Business Day, decide to change the time as of which the Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.
In the event the bond markets do not open for business because of an emergency or other unanticipated event, the Fund may, but is not required to, open for purchase or redemption transactions if the Fedwire Funds Service is open. To learn whether the Fund is open for business during an emergency or an unanticipated bond market closing, please call (800) 441-7450.
Under certain circumstances, if no activity occurs in an account within a time period specified by state law, a shareholder’s shares in the Fund may be transferred to that state.
Distribution and Shareholder Servicing Payments

Plan Payments
The Fund has adopted a shareholder servicing plan for certain share classes of the Fund (the “Plan”) that allows the Fund to pay shareholder servicing fees for certain services provided to its shareholders for such share classes.
The shareholder servicing fees payable pursuant to the Plan are paid to compensate Financial Intermediaries for the administration and servicing of shareholder accounts and are not costs which are primarily intended to result in the sale of the Fund’s shares. Because the fees paid by the Fund under the Plan are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment in the shares of the Fund and may cost you more than paying other types of sales charges.
Other Payments by the Fund
In addition to shareholder servicing fees that the Fund may pay to a Financial Intermediary pursuant to the Plan and fees the Fund pays to its transfer agent, BFA, on behalf of the Fund, may enter into non-Plan agreements with affiliated and unaffiliated Financial Intermediaries pursuant to which the Fund will pay a Financial Intermediary for administrative, networking, recordkeeping, sub-transfer agency, sub-accounting and/or shareholder services. These non-Plan payments are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a Financial Intermediary or (2) a fixed dollar amount for each account serviced by a Financial Intermediary. The aggregate amount of these payments may be substantial.
Other Payments by BlackRock
From time to time, BFA, the Fund’s distributor or their affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency, sub-accounting and shareholder services described above at its or their own expense and out of its or their profits. BFA, the Fund’s distributor and their affiliates may also compensate affiliated and unaffiliated Financial Intermediaries for the sale and distribution of shares of the Fund. These payments would be in addition to the Fund payments described in this prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Financial Intermediary, may be based on a percentage of the value of shares sold to, or held by, customers of the Financial Intermediary or may be calculated on another basis. The aggregate amount of these payments by BFA, the Fund’s distributor and their affiliates may be substantial and, in some circumstances, may create an incentive for a Financial Intermediary, its employees or associated persons to recommend or sell shares of the Fund to you.
Please contact your Financial Intermediary for details about payments it may receive from the Fund or from BFA, the Fund’s distributor or their affiliates. For more information, see the SAI.

16

Calculating the Share Price

The price you pay when you purchase or redeem the Fund’s shares is the NAV next determined after confirmation of your order.
The share price of Trust Shares of the Fund is calculated by dividing the value of the net assets of the Fund attributable to Trust Shares (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of such share class. The NAV per share is generally rounded to the nearest cent for the Fund.
The Fund’s NAV per share is calculated on each Business Day based on the NAV of the Master Portfolio. Generally, trading in U.S. Government securities, short-term debt securities, and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Master Portfolio’s shares are determined as of such times.
In computing NAV, the Master Portfolio uses the amortized cost method of valuation, meaning that the calculation is based on a valuation of the assets held by the Master Portfolio at cost, with an adjustment for any discount or premium on a security at the time of purchase. The Fund’s SAI includes more information about the methods for valuing the Master Portfolio’s investments.
The NAV of the Fund is determined on each Business Day as of 5:00 p.m. Eastern time (or, if the Fund closes early, at such closing time).
Fund Distributions

The Fund declares distributions of its net investment income daily and distributes them monthly to shareholders. The Fund distributes its net realized capital gains, if any, to shareholders at least annually. Distributions payable to you by the Fund will be automatically reinvested in additional shares of the Fund unless you have elected to receive distribution payments in cash.
You begin earning distributions on your shares the day your purchase order takes effect. You continue earning daily distributions on your shares up to but not including the date you sell them.
The Fund credits distributions earned on weekends and holidays to the preceding Business Day. If you sell shares before the monthly distribution payment date, the Fund remits any distributions declared but not yet paid on the next distribution payment date. If you sell all shares before the monthly distribution payment date, the Fund remits all distributions accrued with the sale proceeds.
Short-Term Trading Policy

Market timing is an investment technique involving frequent short-term trading of mutual fund shares designed to exploit market movements or inefficiencies in the way a mutual fund prices its shares. The Boards of Trustees of the Trust and MIP have evaluated the risks of market timing activities by the Fund’s shareholders and have determined that due to (i) the nature of the Fund’s portfolio holdings; (ii) the nature of the Fund’s shareholders; and (iii) the Fund’s policy of seeking to maintain the Fund’s NAV per share at $1.00 each day, it is unlikely that (a) market timing would be attempted by the Fund’s shareholders or (b) any attempts to market time the Fund by shareholders would result in a negative impact to the Fund or its shareholders. As a result, the Boards of Trustees of the Trust and MIP have not adopted policies and procedures to deter short-term trading in the Fund. There can be no assurances, however, that the Fund may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.
Federal Taxes

The following discussion regarding U.S. federal income taxes is based upon laws in effect as of the date of this prospectus and summarizes only some of the important U.S. federal income tax considerations affecting the Fund and its U.S. shareholders. This discussion is not intended as a substitute for careful tax planning. Please see the Fund’s SAI for additional U.S. federal income tax information.
Distributions from your Fund’s net investment income and net realized capital gains are taxable, whether you choose to receive them in cash or automatically reinvest them in additional Fund shares. The amount of taxes you owe will vary depending on your tax status and based on the amount and character of the Fund’s distributions to you and your tax rate.

17

Distributions from the Fund generally are taxable as follows:

Distribution Type	Tax Status

Income	Ordinary income(1)

Short-term capital gain	Ordinary income

Long-term capital gain	Long‑term capital gain(2)

(1)  Distributions from the Fund paid to corporate shareholders will not qualify for the dividends-received deduction generally available to corporate taxpayers. Since the Fund’s income is derived from sources that do not pay “qualified dividend income,” income distributions from the net investment income of the Fund generally will not qualify for taxation at the maximum 20% U.S. federal income tax rate available to individuals on qualified dividend income.

(2) Normally, the Fund does not expect to realize or distribute a significant amount of long-term capital gains (if any).
Provided the Fund is able to maintain a constant NAV per share of $1.00, sales of the Fund’s shares generally will not result in taxable gain or loss. After the end of each year, the Fund will send to you a notice that tells you how much you have received in distributions during the year and their U.S. federal income tax status. You could also be subject to foreign, state and local taxes on such distributions.
In certain circumstances, you may be subject to backup withholding taxes on distributions to you from the Fund if you fail to provide the Fund with your correct social security number or other taxpayer identification number, or to make required certifications, or if you have been notified by the U.S. Internal Revenue Service (“IRS”) that you are subject to backup withholding.
A 3.8% Medicare tax is imposed on the net investment income (which includes, but is not limited to, interest, dividends and net gain from investments) of U.S. individuals with income exceeding $200,000, or $250,000 if married filing jointly, and of trusts and estates.
Your dividends and redemption proceeds will be subject to backup withholding tax if you have not provided a taxpayer identification number or social security number or the number you have provided is incorrect.
If you are neither a tax resident nor a citizen of the United States or if you are a foreign entity (other than a pass-through entity to the extent owned by U.S. persons), the Fund’s ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies. However, certain distributions reported by the Fund as capital gain dividends, interest-related dividends or short-term capital gain dividends and paid to a foreign shareholder may be eligible for an exemption from U.S. withholding tax.
Separately, a 30% withholding tax is currently imposed on U.S.-source dividends, interest and other income items paid to (i) certain foreign financial institutions and investment funds, and (ii) certain other foreign entities. To avoid withholding, foreign financial institutions and investment funds will generally either need to (a) collect and report to the IRS detailed information identifying their U.S. accounts and U.S. account holders, comply with due diligence procedures for identifying U.S. accounts and withhold tax on certain payments made to noncomplying foreign entities and account holders or (b) if an intergovernmental agreement is entered into and implementing legislation is adopted, comply with the agreement and legislation. Other foreign entities will generally either need to provide detailed information identifying each substantial U.S. owner or certify there are no such owners.
This section summarizes some of the consequences under current federal tax law of an investment in the Fund. It is not a substitute for individualized tax advice. Consult your tax adviser about the potential tax consequences of an investment in the Fund under all applicable tax laws.
Tax considerations for tax‑exempt or foreign investors or those holding Fund shares through a tax‑deferred account, such as a 401(k) plan or IRA, are generally different. For example, shareholders that are exempt from U.S. federal income tax, such as retirement plans that are qualified under Section 401 of the Internal Revenue Code generally are not subject to U.S. federal income tax on Fund dividends or distributions or on sales of Fund shares. Because each investor’s tax circumstances are unique and because tax laws are subject to change, you should consult your tax adviser about your investment.

18

Master/Feeder Mutual Fund Structure

The Fund does not have its own investment adviser. Instead, the Fund invests all of its assets in the Master Portfolio, which has an investment objective, strategies and policies substantially identical to those of the Fund. BFA serves as investment adviser to the Master Portfolio. The Master Portfolio may accept investments from other feeder funds. Certain actions involving other feeder funds, such as a substantial withdrawal, could affect the Master Portfolio and, therefore, the Fund.
Feeder Fund Expenses
Feeder funds, including the Fund, bear their respective master portfolio’s expenses in proportion to the amount of assets each invests in the master portfolio. The feeder fund can set its own transaction minimums, fund-specific expenses and conditions.
Feeder Fund Rights
Under the master/feeder structure, the Board retains the right to withdraw the Fund’s assets from the Master Portfolio if it believes doing so is in the best interests of the Fund’s shareholders. If the Board decides to withdraw the Fund’s assets, it would then consider whether the Fund should hire its own investment adviser, invest in another master portfolio or take other action.

19

Management of the Fund

Investment Adviser

The Fund is a “feeder” fund that invests all of its assets in the Master Portfolio that has an investment objective, strategies and policies substantially identical to those of the Fund. BFA, a registered investment adviser, serves as investment adviser to the Master Portfolio. BFA manages the investment of the Master Portfolio’s assets and provides the Master Portfolio with investment guidance and policy direction in connection with daily portfolio management, subject to the supervision of MIP’s Board of Trustees. For its services to the Master Portfolio, BFA is entitled to receive a management fee at the annual rate of 0.10% of the Master Portfolio’s average daily net assets. BFA has contractually agreed to waive 0.03% of its management fee through June 30, 2027. BFA and BlackRock Advisors, LLC (“BAL”), the Fund’s administrator, have voluntarily agreed to waive a portion of their respective fees and/or reimburse operating expenses to enable the Fund and Master Portfolio to maintain minimum levels of daily net investment income. BFA and BAL may discontinue this waiver and/or reimbursement at any time without notice.
For the fiscal year ended December 31, 2025, BFA received a management fee, net of management fee waivers, at an annual rate as a percentage of average daily net assets of the Master Portfolio as follows:

Master Portfolio	Management Fee Rates (Net of Applicable Waivers)

Treasury Money Market Master Portfolio	0.07%
BFA is located at 400 Howard Street, San Francisco, California 94105. BFA is an indirect majority-owned subsidiary of BlackRock. As of March 31, 2026, BFA and its affiliates had approximately $13.9 trillion in investment company and other portfolio assets under management.
A discussion regarding the basis for MIP’s Board of Trustees’ approval of the investment advisory agreement with BFA is available in the Fund’s reports filed on Form N-CSR for the fiscal period ended June 30, 2025.
From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Master Portfolio are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Master Portfolio.
Administrative Services

BAL provides the following services, among others, as the Fund’s administrator:

∎	Supervises the Fund’s administrative operations;

∎	Provides or causes to be provided management reporting and treasury administration services;

∎	Financial reporting;

∎	Legal, blue sky and tax services;

∎	Preparation of proxy statements and shareholder reports; and

∎	Engaging and supervising the shareholder servicing agents on behalf of the Fund.
BAL is entitled to receive fees for these services at the annual rate of 0.38% of the average daily net assets of Trust Shares of the Fund. In addition to performing these services, BAL has agreed to bear all costs of operating the Fund, other than brokerage expenses, advisory fees, any 12b-1 fees, certain fees and expenses related to the Trust’s trustees who are not “interested persons” of the Fund or the Trust as defined in the 1940 Act and their counsel, auditing fees, litigation expenses, taxes or extraordinary expenses. No additional administration fees are charged at the Master Portfolio level.

20

Conflicts of Interest

The investment activities of BFA and its affiliates (including BlackRock, Inc. and its subsidiaries (collectively, the “Affiliates”)), and their respective directors, officers or employees, in managing their own accounts and other accounts, may present conflicts of interest that could disadvantage the Fund and its shareholders.
BFA and its Affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and in the ordinary course of business may engage in activities in which their interests or the interests of other clients may conflict with those of the Fund. BFA and its Affiliates act, or may act, as an investor, research provider, investment manager, commodity pool operator, commodity trading advisor, financier, underwriter, adviser, trader, lender, index provider, agent and/or principal. BFA and its Affiliates may have other direct and indirect interests in securities, currencies, commodities, derivatives and other assets in which the Fund may directly or indirectly invest.
BFA and its Affiliates may engage in proprietary trading and advise accounts and other funds that have investment objectives similar to those of the Fund and/or that engage in and compete for transactions in the same or similar types of securities, currencies and other assets as are held by the Fund. This may include transactions in securities issued by other open-end and closed-end investment companies, including investment companies that are affiliated with the Fund and BFA, to the extent permitted under the Investment Company Act. The trading activities of BFA and its Affiliates are carried out without reference to positions held directly or indirectly by the Fund. These activities may result in BFA or an Affiliate having positions in assets that are senior or junior to, or that have interests different from or adverse to, the assets held by the Fund.
The Fund may invest in securities issued by, or engage in other transactions with, entities with which an Affiliate has significant debt or equity investments or other interests. The Fund may also invest in issuances (such as debt offerings or structured notes) for which an Affiliate is compensated for providing advisory, cash management or other services. The Fund also may invest in securities of, or engage in other transactions with, entities for which an Affiliate provides or may provide research coverage or other analysis.
An Affiliate may have business relationships with, and receive compensation from, distributors, consultants or others who recommend the Fund or who engage in transactions with or for the Fund.
Neither BFA nor any Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Fund. As a result, an Affiliate may compete with the Fund for appropriate investment opportunities. The results of the Fund’s investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate. It is possible that the Fund could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.
In addition, the Fund may enter into transactions in which BFA or an Affiliate or their directors, officers, employees or clients have an adverse interest. The Fund may be adversely impacted by the effects of transactions undertaken by BFA or an Affiliate or their directors, officers, employees or clients.
From time to time, BFA or its advisory clients (including other funds and accounts) may, subject to compliance with applicable law, purchase and hold shares of the Fund. The price, availability, liquidity, and (in some cases) expense ratio of the Fund may be impacted by purchases and sales of the Fund by BFA or its advisory clients.
The Fund’s activities may be limited because of regulatory restrictions applicable to BFA or an Affiliate or their policies designed to comply with such restrictions.
Under a securities lending program approved by the MIP’s Board of Trustees, MIP, on behalf of the Master Portfolio, has retained BlackRock Institutional Trust Company, N.A., an Affiliate of BFA, to serve as its securities lending agent for the Master Portfolio to the extent that it participates in the securities lending program. For these services, the securities lending agent will receive a fee from the Master Portfolio based on the returns earned on the Master Portfolio’s lending activities, including the investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates may be among the entities to which the Master Portfolio may lend its portfolio securities under the securities lending program.
BFA and its Affiliates may benefit from a fund using a BlackRock index by creating increasing acceptance in the marketplace for such indexes. BFA and its Affiliates are not obligated to license an index to a fund, and no fund is under an obligation to use a BlackRock index. The terms of a fund’s index licensing agreement with BFA or its Affiliates may not be as favorable as the terms offered to other licensees.
The activities of BFA and its Affiliates and their respective directors, officers or employees, may give rise to other conflicts of interest that could disadvantage the Fund and its shareholders. BFA has adopted policies and procedures designed to address these potential conflicts of interest. Please see the SAI for further information.

21

Financial Highlights

The financial highlights table is intended to help investors understand the Fund’s financial performance for the periods shown. Certain information reflects financial results for a single share of the Fund. The total returns in the table represents the rate of return that an investor would have earned (or lost) on an investment in Trust Shares of the Fund, assuming reinvestment of all dividends and/or distributions. The information has been audited by PricewaterhouseCoopers LLP, whose report along with the Fund’s audited financial statements, is included in the Fund’s Annual Financial Statements and Additional Information for the fiscal year ended December 31, 2025, as filed with the SEC on Form N-CSR, which is available upon request and at www.blackrock.com.
There were no Trust Shares of the Fund outstanding as of December 31, 2025; as a result, the table below sets forth selected financial data for a SL Agency Share of the Fund outstanding throughout each year presented.

	BlackRock Cash Funds: Treasury
	SL Agency
(For a share outstanding throughout each period)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22		Year Ended 12/31/21
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00		$1.00
Net investment income	0.0419	0.0510	0.0497	0.0157		0.0001
Net realized and unrealized gain	0.0001	0.0001 (a)	0.0000 (a)	0.0000	(a)(b)	0.0000	(a)
Net increase from investment operations	0.0420	0.0511	0.0497	0.0157		0.0001
Distributions(c)
From net investment income	(0.0419)	(0.0510)	(0.0497)	(0.0157)		(0.0001)
From net realized gain	(0.0001)	(0.0001)	—	(0.0000	)(d)	(0.0000	)(d)
Total distributions	(0.0420)	(0.0511)	(0.0497)	(0.0157)		(0.0001)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00		$1.00
Total Return(e)
Based on net asset value	4.27%	5.23%	5.08%	1.58%		0.01%
Ratios to Average Net Assets
Total expenses	0.09%	0.09%	0.09%	0.09%		0.09%
Total expenses after fees waived and/or reimbursed	0.09%	0.09%	0.09%	0.09%		0.06%
Net investment income	4.17%	5.08%	4.99%	1.60%		0.00	%(f)
Supplemental Data
Net assets, end of year (000)	$24,063,760	$15,352,626	$15,442,877	$14,479,392		$18,813,987
(a)  Amount is less than $0.00005 per share.
(b)  The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)   Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)  Amount is greater than $(0.00005) per share.
(e)  Where applicable, assumes the reinvestment of distributions.
(f)   Amount is less than 0.005%.

22

General Information

Shareholder Documents

Electronic Access to Annual and Semi-Annual Reports, Annual and Semi-Annual Financial Statements and Additional Information and Prospectuses
Electronic copies of most financial reports and prospectuses are available on BlackRock’s website at www.blackrock.com/prospectus/cash.
Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages: Please contact your Financial Intermediary. Please note that not all investment advisers, banks or brokerages may offer this service.
Delivery of Shareholder Documents
The Fund delivers only one copy of shareholder documents, including prospectuses, shareholder reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is known as “householding” and is intended to eliminate duplicate mailings and reduce expenses. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund’s Transfer Agent at (888) 204-3956.
Certain Fund Policies

Anti-Money Laundering Requirements
The Fund is subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, the Fund is required to obtain sufficient information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of Financial Intermediaries. Such information may be verified using third‑party sources. This information will be used only for compliance with the Patriot Act or other applicable laws, regulations and rules in connection with money laundering, terrorism or economic sanctions.
The Fund reserves the right to reject purchase orders from persons who have not submitted information sufficient to allow the Fund to verify their identity. The Fund also reserves the right to redeem any amounts in the Fund from persons whose identity it is unable to verify on a timely basis. It is the Fund’s policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your Financial Intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our website.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law, or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non‑public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

23

Statement of Additional Information

If you would like further information about the Fund, including how it invests, please see the SAI.
For a discussion of the Fund’s policies and procedures regarding the selective disclosure of its portfolio holdings, please see the SAI. The Fund makes its holdings available on a monthly basis at www.blackrock.com, generally within 5 business days after the end of the month to which the information applies.

24

Glossary

This glossary contains an explanation of some of the common terms used in this prospectus. For additional information about the Fund, please see the SAI.
Annual Class Operating Expenses — expenses that cover the costs of operating a share class of the Fund.
Daily Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) securities that will mature, as determined without reference to the maturity shortening provisions of Rule 2a-7 regarding interest rate readjustments, or are subject to a demand feature that is exercisable and payable within one business day; and (iv) amounts receivable and due unconditionally within one business day on pending sales of portfolio securities.
Distribution Fees — fees used to support the Fund’s marketing and distribution efforts, such as compensating financial professionals and other financial intermediaries, advertising and promotion.
Dollar-Weighted Average Life — the dollar-weighted average maturity of the Fund’s portfolio calculated without reference to the exceptions used for variable or floating rate securities regarding the use of the interest rate reset dates in lieu of the security’s actual maturity date. “Dollar-weighted” means the larger the dollar value of a debt security based on its market value in the Fund, the more weight it gets in calculating this average.
Dollar-Weighted Average Maturity — the average maturity of the Fund is the average amount of time until the organizations that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of a debt security based on its market value in the Fund, the more weight it gets in calculating this average. To calculate the dollar-weighted average maturity, the Fund may treat a variable or floating rate security as having a maturity equal to the time remaining to the security’s next interest rate reset date or the period remaining until the principal amount can be recovered through demand rather than the security’s actual maturity.
Eligible Securities — Applicable Eligible Securities include:

∎	securities with a remaining maturity of 397 calendar days or less (with certain exceptions) that BFA determines present minimal credit risks to the fund after considering certain factors;

∎	securities issued by other registered investment companies that are money market funds; or

∎	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.
Management Fee — a fee paid to BFA for managing the Master Portfolio.
Other Expenses — include accounting, administration, transfer agency, custody, professional and registration fees.
Shareholder Servicing Fees — fees used to compensate securities dealers and other financial intermediaries for certain shareholder servicing activities.
Weekly Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) U.S. Government securities issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S. Congress, that are issued at a discount to the principal amount to be repaid at maturity without provision for the payment of interest and have a remaining maturity of 60 days or less; (iv) securities that will mature, as determined without reference to the maturity shortening provisions of Rule 2a-7 regarding interest rate readjustments, or are subject to a demand feature that is exercisable and payable within five business days; and (v) amounts receivable and due unconditionally within five business days on pending sales of portfolio securities.

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For More Information

Fund and Service Providers

THE FUND
BlackRock Funds III
BlackRock Cash Funds: Treasury
400 Howard Street
San Francisco, California 94105
1-888-204-3956
MANAGER
BlackRock Fund Advisors
400 Howard Street
San Francisco, California 94105
TRANSFER AGENT
State Street Bank and Trust Company
Attn: Quincy Nunnally-Transfer Agency
1776 Heritage Drive
JAB/3
North Quincy, MA 02171
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
Two Commerce Square
2001 Market Street
Suite 1800
Philadelphia, Pennsylvania 19103
ACCOUNTING SERVICES PROVIDER
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, Massachusetts 02114-2016
DISTRIBUTOR
BlackRock Investments, LLC
50 Hudson Yards
New York, New York 10001
CUSTODIAN
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, Massachusetts 02114-2016
COUNSEL
Ropes & Gray LLP
1211 Avenue of Americas
New York, New York 10036

Additional Information

This prospectus contains important information you should know before investing, including information about risks. Read it carefully and keep it for future reference. More information about BlackRock Funds III is available at no charge upon request. This information includes:
Annual/Semi-Annual Reports and Form N-CSR
The Fund’s annual and semi-annual reports and Form N-CSR contain additional information about the Fund’s investments. In Form N-CSR, you will find the Fund’s financial statements.
Statement of Additional Information
A Statement of Additional Information (“SAI”), dated April 30, 2026, has been filed with the Securities and Exchange Commission (the “SEC”). The SAI, which includes additional information about the Fund, may be obtained free of charge, along with the Fund’s annual and semi-annual reports and other information such as Fund financial statements, by calling 1‑888‑204‑3956 on any business day. The SAI, as amended and/or supplemented from time to time, is incorporated by reference into this prospectus.
Questions
If you have any questions about the Fund, please:

Call:	1‑888‑204‑3956 (toll-free)
8:30 a.m. to 6:00 p.m. (Eastern time)
on any business day.
World Wide Web
General fund information and specific fund performance, including the SAI, annual/semi-annual reports and other information such as Fund financial statements, can be accessed free of charge at www.blackrock.com/cash. Mutual fund prospectuses and literature can also be requested via this website.
Written Correspondence

Write:	State Street Bank and Trust Company
Attn: Quincy Nunnally-Transfer Agency
P.O. Box 5493
Boston, Massachusetts 02206
Overnight Mail
State Street Bank and Trust Company
Attn: Quincy Nunnally-Transfer Agency
1776 Heritage Drive
JAB/3
North Quincy, Massachusetts 02171
Portfolio Characteristics and Holdings
A description of the Fund’s policies and procedures related to disclosure of portfolio characteristics and holdings is available in the SAI.
For information about portfolio holdings and characteristics, BlackRock fund shareholders and prospective investors may call 1‑888‑204‑3956.
Securities and Exchange Commission
You may also view and copy public information about the Fund, including the SAI, by visiting the EDGAR database on the SEC’s website (http://www.sec.gov). Copies of this information can be obtained, for a duplicating fee, by electronic request at the following e‑mail address: publicinfo@sec.gov.
You should rely only on the information contained in this prospectus. No one is authorized to provide you with information that is different from information contained in this prospectus.
The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
INVESTMENT COMPANY ACT FILE # 811‑07332

PRO-CF-TRU-0426

STATEMENT OF ADDITIONAL INFORMATION

BlackRock Funds III

BlackRock Cash Funds: Treasury

400 Howard Street, San Francisco, California 94105 • Phone No. (800) 441-7450

This Statement of Additional Information (“SAI”) of BlackRock Funds III (the “Trust”) is not a prospectus and should be read in conjunction with each of the current prospectuses of the Trust dated April 30, 2026, as they may from time to time be supplemented or revised, for Capital, Institutional, Premium, Select and Trust Shares of BlackRock Cash Funds: Treasury (the “Fund”). No investment in shares should be made without reading the appropriate prospectus. All terms used in this SAI that are defined in the prospectuses have the meanings assigned in the prospectuses. This SAI is incorporated by reference in its entirety into each prospectus for Capital, Institutional, Premium, Select and Trust Shares. Copies of the prospectuses, Annual Report, Semi-Annual Report and Annual Financial Statements and Additional Information for the Fund may be obtained, without charge, by writing to State Street Bank and Trust Company, Attn: Quincy Nunnally-Transfer Agency, P.O. Box 5493, Boston, Massachusetts 02206, or by calling 1-888-204-3956 (toll free). The audited financial statements of the Fund are incorporated into this SAI by reference to the Fund’s Annual Financial Statements and Additional Information for the fiscal year ended December 31, 2025, as filed with the SEC on Form N-CSR (the “2025 Annual Financial Statements”).

References to the Investment Company Act of 1940, as amended (the “1940 Act”), or other applicable law, will include any rules promulgated thereunder and any guidance, interpretations or modifications by the Securities and Exchange Commission (the “SEC”), SEC staff or other authority with appropriate jurisdiction, including court interpretations, and exemptive, no-action or other relief or permission from the SEC, SEC staff or other authority.

The Trust is an open-end, series management investment company. The Fund has an additional share class which is described in a separate prospectus and a separate SAI. The Fund seeks to achieve its investment objective by investing all of its assets in Treasury Money Market Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”). MIP is an open-end, series management investment company. BlackRock Fund Advisors (“BFA,” the “Manager” or the “Investment Adviser”) serves as investment adviser to the Master Portfolio. References to the investments, investment policies and risks of the Fund, unless otherwise indicated, should be understood to include references to the investments, investment policies and risks of the Fund’s Master Portfolio.

BlackRock Fund Advisors — Investment Adviser

BlackRock Investments, LLC — Distributor

The date of this Statement of Additional Information is April 30, 2026

Fund and Share Class	Ticker Symbol
BLACKROCK CASH FUNDS: TREASURY
Capital Shares	BCYXX
Institutional Shares	BRIXX
Premium Shares	BSPXX
Select Shares	BRSXX
Trust Shares	BYTXX

i

ii

iii

History of the Trust

BlackRock Funds III (the “Trust”) was organized on December 4, 2001 as a statutory trust under the laws of the State of Delaware under the name Barclays Global Investors Funds. The Trust was originally organized as a Maryland corporation named Barclays Global Investors Funds, Inc. (the “Maryland corporation”). On August 21, 2001, the Board of Directors of the Maryland corporation approved a proposal to redomicile the Maryland corporation in Delaware as a Delaware statutory trust (the “Redomiciling”). Shareholders of the Maryland corporation approved the Redomiciling on November 16, 2001. The Trust was established with multiple series corresponding to, and having identical designations as, the series of the Maryland corporation. The Redomiciling was effected on January 11, 2002, at which time the Trust assumed the operations of the Maryland corporation and adopted the Maryland corporation’s registration statement. Shortly thereafter, the Maryland corporation was dissolved.

On December 1, 2009, the Trust was renamed BlackRock Funds III and certain of its series were also renamed. Treasury Money Market Fund was renamed BlackRock Cash Funds: Treasury.

The Trust consists of multiple series, including BlackRock Cash Funds: Treasury (the “Fund”). The Fund issues shares in multiple classes, currently including SL Agency, Premium, Capital, Institutional, Select and Trust Shares. SL Agency Shares are discussed in a separate Statement of Additional Information.

The Fund invests all of its assets in Treasury Money Market Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”), which has substantially the same investment objective, policies and restrictions as the Fund.

The Trust’s principal office is located at 400 Howard Street, San Francisco, California 94105.

Description of the Fund and its Investments and Risks

Investment Objectives and Policies. The Trust is an open-end, series management investment company.

Each of the Fund and the Master Portfolio is a government money market fund under Rule 2a-7.

Each of the Fund and the Master Portfolio is a diversified fund as defined in the 1940 Act. The Fund’s investment objective is set forth in its Prospectuses. The Fund’s investment objective is non-fundamental and can be changed by the Trust’s Board of Trustees (the “Board of Trustees” or the “Board”) without shareholder approval. The investment objective and investment policies of the Fund determine the types of portfolio securities in which the Fund invests, the degree of risk to which the Fund is subject and, ultimately, the Fund’s performance. There can be no assurance that the investment objective of the Fund will be achieved.

The Open-End Active and Fixed Income Index Fund Proxy Voting Policy applies to the Fund. Please see “Proxy Voting Policies and Procedures of the Master Portfolio” in this SAI for further information about these policies. A copy of each policy is included in Appendix A. Information that does not apply to the Fund does not form a part of the Fund’s SAI and should not be relied on by investors in the Fund. Only information that is clearly identified as applicable to the Fund is considered to form a part of the Fund’s SAI.

Master/Feeder Structure. The Fund seeks to achieve its investment objective by investing all of its assets in the Master Portfolio. The Board of Trustees believes that under normal circumstances, none of the Fund or its shareholders will be adversely affected by investing Fund assets in the Master Portfolio. However, if a mutual fund or other investor redeems its interests from the Master Portfolio, the economic efficiencies (e.g., spreading fixed expenses over a larger asset base) that the Board of Trustees believes may be available through the Fund’s investment in the Master Portfolio may not be fully achieved. In addition, although unlikely, the master/feeder structure may give rise to accounting or operational difficulties.

The fundamental policies of the Master Portfolio cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Master Portfolio’s outstanding interests. Whenever the Fund, as an interestholder of the Master Portfolio, is requested to vote on any matter submitted to interestholders of the Master Portfolio, the Fund will either hold a meeting of its shareholders to consider such matters and cast

2

its votes in proportion to the votes received from its shareholders (shares for which the Fund receives no voting instructions will be voted in the same proportion as the votes received from the other Fund shareholders) or cast its votes, as an interestholder of the Master Portfolio, in proportion to the votes received by the Master Portfolio from all other interestholders of the Master Portfolio.

Certain policies of the Master Portfolio that are non-fundamental may be changed by vote of a majority of MIP’s Trustees without interestholder approval. If the Master Portfolio’s investment objective or fundamental or non-fundamental policies are changed, the Fund may elect to change its objective or policies to correspond to those of the Master Portfolio. The Fund may redeem its interests from the Master Portfolio only if the Board of Trustees determines that such action is in the best interests of the Fund and its shareholders, for this or any other reason. Prior to such redemption, the Board of Trustees would consider alternatives, including whether to seek a new investment company with a matching investment objective in which to invest or retain its own investment adviser to manage the Fund’s portfolio in accordance with its investment objective. In the latter case, the Fund’s inability to find a substitute investment company in which to invest or equivalent management services could adversely affect shareholders’ investments in the Fund.

Investment Restrictions

Fundamental Investment Restrictions of the Fund. The Fund is subject to the following investment restrictions, all of which are fundamental policies. The Fund may not:

(1) Purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Fund’s investments in that industry would equal or exceed 25% of the current value of the Fund’s total assets, provided that this restriction does not limit the Fund’s: (i) investments in securities of other investment companies, (ii) investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (iii) investments in repurchase agreements collateralized by U.S. Government securities;

(2) Purchase the securities of any single issuer if, as a result, with respect to 75% of the Fund’s total assets, more than 5% of the value of its total assets would be invested in the securities of such issuer or the Fund’s ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit the Fund’s cash or cash items, investments in U.S. Government securities, or investments in securities of other investment companies;

(3) Borrow money or issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder;

(4) Make loans to other parties, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;

(5) Underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the Fund’s investment program may be deemed to be an underwriting; and provided further, that the purchase by the Fund of securities issued by an open-end management investment company, or a series thereof, with substantially the same investment objective, policies and restrictions as the Fund shall not constitute an underwriting for purposes of this paragraph;

(6) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business); and

(7) Purchase or sell commodities, provided that: (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.

3

With respect to the fundamental policy relating to concentration set forth in paragraph (1) above, the 1940 Act does not define what constitutes “concentration” in an industry and it is possible that interpretations of concentration could change in the future. Accordingly, the policy in paragraph (1) above will be interpreted to refer to concentration as that term may be interpreted from time to time. The Fund may invest in other investment companies that may concentrate their assets in one or more industries. The Fund may consider the concentration of such other investment companies in determining compliance with the Fund’s concentration policy.

The Trust has delegated to BFA, an affiliate of BlackRock, Inc. (together with its affiliates, “BlackRock”), the ability to determine the methodology used by the Master Portfolio to classify issuers by industry. BFA defines industries and classifies each issuer according to the industry in which the issuer conducts its principal business activity pursuant to its proprietary industry classification system. In classifying companies by industry, BFA may draw on its credit, research and investment resources and those of BlackRock Institutional Trust Company, N.A. (“BTC”) or its other affiliates, and BFA may (but need not) consider classifications by third-party industry classification systems. BFA believes that its system is reasonably designed so that issuers with primary economic characteristics that are materially the same are classified in the same industry. For example, asset-backed commercial paper may be classified in an industry based on the nature of the assets backing the commercial paper, and foreign banks may be classified in an industry based on the region in which they do business if BFA has determined that the foreign banks within that industry have primary economic characteristics that are materially the same.

A fund that invests a significant percentage of its total assets in a single industry may be particularly susceptible to adverse events affecting that industry and may be more risky than a fund that does not concentrate in an industry. To the extent BFA’s classification system results in broad categories, concentration risk may be decreased. On the other hand, to the extent it results in narrow categories, concentration risk may be increased.

With respect to paragraph (3) above, the 1940 Act currently allows the Fund to borrow up to one-third of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. With respect to paragraph (4) above, the 1940 Act and regulatory interpretations currently limit the percentage of the Fund’s securities that may be loaned to one-third of the value of its total assets.

Non-Fundamental Investment Restrictions of the Fund. The Fund has adopted the following investment restrictions as non-fundamental policies. These restrictions may be changed without shareholder approval by a majority of the Trustees of the Trust at any time.

(1) The Fund may invest in shares of other open-end management investment companies, subject to the limitations of Section 12(d)(1) of the 1940 Act, including the rules, regulations and exemptive orders obtained thereunder.

(2) The Fund may not invest more than 5% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others, (i) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (ii) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (iii) repurchase agreements not terminable within seven days.

(3) The Fund may lend securities from its portfolio to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) one-third of the Fund’s total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked-to-market daily.

(4) The Fund may not make investments for the purpose of exercising control or management; provided that the Fund may invest all of its assets in a diversified, open-end management investment company, or a series thereof, with substantially the same investment objective, policies and restrictions as the Fund, without regard to the limitations set forth in this paragraph.

4

(5) The Fund invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other direct obligations of the U.S. Treasury, and repurchase agreements secured by such obligations or cash.

(6) The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations of the U.S. Treasury, and repurchase agreements secured by such obligations. This policy will not be changed without providing shareholders with at least 60 days’ prior notice of any change in the policy.

Notwithstanding any other investment policy or restriction (whether or not fundamental), the Fund may (and does) invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and limitations as the Fund.

The fundamental and non-fundamental investment restrictions for the Master Portfolio are identical to the corresponding investment restrictions described above for the Fund, except that, in the case of the Master Portfolio, industry concentration restriction (1), proviso (iii) does not limit investments in repurchase agreements collateralized by securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Investments and Risks

To the extent set forth in this SAI, the Fund, through its investment in the Master Portfolio, may invest in the securities described below to the extent consistent with its status as a government money market fund under Rule 2a-7 under the 1940 Act. To avoid the need to refer to both the Fund and the Master Portfolio in every instance, the following sections generally refer to the Fund only.

The assets of the Fund consist only of obligations maturing within 397 calendar days from the date of acquisition (as determined in accordance with the regulations of the SEC). The dollar-weighted average maturity of the Fund may not exceed 60 days and the dollar-weighted average life of the Fund may not exceed 120 days. The securities in which the Fund invests may not yield as high a level of current income as may be achieved from securities with less liquidity and less safety. There can be no assurance that the Fund’s investment objective will be realized as described in its Prospectuses.

The Fund invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other direct obligations of the U.S. Treasury, and repurchase agreements secured by such obligations or cash. Practices described below relating to illiquid securities, investment company securities, loans of portfolio securities and repurchase agreements also apply to the Fund.

Commercial Paper and Short-Term Corporate Debt Instruments. The Fund may invest in commercial paper (including variable amount master demand notes), which consists of short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and usually has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations that permit the Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest on these notes varies pursuant to the arrangements between the Fund and the borrower. Both the borrower and the Fund have the right to vary the amount of the outstanding indebtedness on the notes. BFA monitors on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand.

The Fund also may invest in non-convertible corporate debt securities (e.g., bonds and debentures) with not more than thirteen months remaining to maturity at the date of settlement. The Fund will invest only in such corporate bonds and debentures that are deemed appropriate by BFA in accordance with Rule 2a-7 under the 1940 Act. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced. BFA will consider such an event in determining whether the Fund should continue to hold the obligation. To the extent the Fund continues to hold the obligation, it may be subject to additional risk of default.

Commercial paper is generally considered to be short-term unsecured debt of corporations. Like all fixed income securities, commercial paper prices are susceptible to fluctuations in interest rates. If interest rates rise, commercial paper prices will decline and vice versa. However, the short-term nature of a commercial paper

5

investment generally makes it less susceptible to volatility than many other fixed income securities because interest rate risk typically increases as maturity lengths increase. Commercial paper tends to yield smaller returns than longer-term corporate debt because securities with shorter maturities typically have lower effective yields than those with longer maturities.

Asset-Backed Commercial Paper. The Fund may also invest in asset-backed commercial paper. Asset-backed commercial paper is a type of securitized commercial paper product used to fund purchases of financial assets by special purpose finance companies called conduits. The financial assets may include assets such as pools of trade receivables, car loans and leases, and credit card receivables, among others. Asset-backed commercial paper is typically tracked and rated by one or more credit rating agencies. Some asset-backed commercial paper programs maintain a back-up liquidity facility provided by a major bank, which is intended to be used if the issuer is unable to issue new asset-backed commercial paper.

Floating-Rate and Variable-Rate Obligations. The Fund may purchase debt instruments with interest rates that are periodically adjusted at specified intervals or whenever a benchmark rate or index changes. The floating-rate and variable-rate instruments that the Fund may purchase include certificates of participation in such instruments. The interest rate adjustments generally limit the increase or decrease in the amount of interest received on the debt instruments. Floating-rate and variable-rate instruments are subject to interest rate risk and credit risk.

The Fund may purchase floating-rate and variable-rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of thirteen months, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 397 days, as defined in accordance with Rule 2a-7 and the 1940 Act. Variable-rate demand notes including master demand notes are demand obligations that permit the Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations ordinarily has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days’ notice to the holders of such obligations. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank’s prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks.

These obligations are direct lending arrangements between the lender and borrower. There may not be an established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund’s right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies. BFA considers on an ongoing basis the creditworthiness of the issuers of the floating-rate and variable-rate demand obligations in the Fund’s portfolio.

Forward Commitments, When-Issued Purchases and Delayed-Delivery Transactions. The Fund may purchase or sell securities that it is entitled to receive on a when issued basis. The Fund may also purchase or sell securities on a delayed delivery basis or through a forward commitment (including on a “TBA” (to be announced) basis). These transactions involve the purchase or sale of securities by the Fund at an established price with payment and delivery taking place in the future. The Fund enters into these transactions to obtain what is considered an advantageous price to the Fund at the time of entering into the transaction.

Pursuant to recommendations of the Treasury Market Practices Group, which is sponsored by the Federal Reserve Bank of New York, the Fund or its counterparty generally will be required to post collateral when entering into certain forward-settling transactions, including without limitation TBA transactions.

There can be no assurance that a security purchased on a when issued basis will be issued or that a security purchased or sold on a delayed delivery basis or through a forward commitment will be delivered. Also, the value of securities in these transactions on the delivery date may be more or less than the price paid by the

6

Fund to purchase the securities. The Fund will lose money if the value of the security in such a transaction declines below the purchase price and will not benefit if the value of the security appreciates above the sale price during the commitment period.

If deemed advisable as a matter of investment strategy, the Fund may dispose of or renegotiate a commitment after it has been entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a taxable capital gain or loss.

When the Fund engages in when-issued, TBA or forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund’s incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

The market value of the securities underlying a commitment to purchase securities, and any subsequent fluctuations in their market value, is taken into account when determining the market value of the Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

Regulations adopted by global prudential regulators that are now in effect require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many agreements with respect to when-issued, TBA and forward commitment transactions, terms that delay or restrict the rights of counterparties, such as the Fund, to terminate such agreements, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. It is possible that these new requirements, as well as potential additional government regulation and other developments in the market, could adversely affect the Fund’s ability to terminate existing agreements with respect to these transactions or to realize amounts to be received under such agreements.

Funding Agreements. The Fund may invest in short-term funding agreements. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee the return of principal and may guarantee a stream of payments over time. A funding agreement has a fixed maturity and may have either a fixed-, variable- or floating-interest rate that is based on an index and guaranteed for a fixed time period. The Fund will purchase short-term funding agreements only from banks and insurance companies. The Fund may also purchase Guaranteed Investment Contracts.

The secondary market, if any, for these funding agreements is limited; thus, such investments purchased by the Fund may be treated as illiquid.

Illiquid Securities. The Fund may invest in securities as to which a liquid trading market does not exist, provided such investments are consistent with its investment objective. Such securities may include securities that are not readily marketable, such as privately issued securities and other securities that are subject to legal or contractual restrictions on resale, floating-rate and variable-rate demand obligations as to which the Fund cannot exercise a demand feature on not more than seven days’ notice and as to which there is no secondary market, and repurchase agreements providing for settlement more than seven days after notice.

Inflation Risk. The Funds are subject to inflation risk. Inflation risk is the risk that the present value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of a Fund’s assets can decline as can the value of a Fund’s distributions. Inflation rates may change frequently and significantly due to a number of potential factors, including, among others, unexpected economic shifts or changes in fiscal or monetary policies.

Investment in Other Investment Companies. The Fund may invest in shares of open-end investment companies, including investment companies that are affiliated with the Fund and BFA, that are money market funds to the extent permitted under the 1940 Act, including the rules, regulations and exemptive orders obtained thereunder; provided, however, that the Fund, if it has knowledge that its beneficial interests are purchased by another investment company investor pursuant to Section 12(d)(1)(G) of the 1940 Act, will not

7

acquire any securities of registered open-end management investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act. Other investment companies in which the Fund invests can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Fund.

Letters of Credit. Certain of the debt obligations (including municipal securities, certificates of participation, commercial paper and other short-term obligations) that the Fund may purchase may be backed by an unconditional and irrevocable letter of credit issued by a bank, savings and loan association or insurance company that assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings and loan associations and insurance companies that, in the opinion of BFA, are of comparable quality to issuers of other permitted investments of the Fund may be used for letter of credit-backed investments.

Loan Participation Agreements. The Fund may purchase interests in loan participations that typically represent direct participation in a loan to a corporate borrower, and generally are offered by an intermediary bank or other financial institution or lending syndicate. Under these loan participation arrangements, the Fund will have the right to receive payments of principal, interest and any fees to which it is entitled from the bank selling the loan participation upon receipt by the bank of the payments from the borrower. The borrower in the underlying loan will be deemed to be the issuer of the participation interest except to the extent the Fund derives its rights from the intermediary bank that sold the loan participation. Such loans must be made to issuers in whose obligations the Fund may invest.

Because the bank issuing the loan participation does not guarantee the participation in any way, the participation is subject to the credit risks associated with the underlying corporate borrower. In addition, it may be necessary under the terms of the loan participation for the Fund to assert its rights against the underlying corporate borrower in the event that the underlying corporate borrower should fail to pay principal and interest when due. Thus, the Fund could be subject to delays, expenses, and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of the borrower. Moreover, under the terms of the loan participation, the Fund may be regarded as creditors of the issuing bank (rather than of the underlying corporate borrower), so that the Fund also may be subject to the risk that the issuing bank may become insolvent. Further, in the event of the bankruptcy or insolvency of the corporate borrower, the loan participation might be subject to certain defenses that can be asserted by the borrower as a result of improper conduct by the issuing bank.

The secondary market, if any, for these loan participation interests is limited; thus, such participations purchased by the Fund may be treated as illiquid.

Market Risks/Recent Market Events. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to a company or to factors that affect a particular industry or industries, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. The success of a Fund’s activities could be affected by interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, trade barriers, economic sanctions, currency exchange controls, and local, regional or global events such as war, acts of terrorism, natural and environmental disasters, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on a Fund and its investments. During a general economic downturn in the securities markets, multiple asset classes may be negatively affected. These factors may affect the level and volatility of securities prices and the liquidity of a Fund’s investments, which could impair a Fund’s profitability or result in losses. A Fund may maintain substantial trading positions that can be adversely affected by the level of volatility in the financial markets; the larger the positions, the greater the potential for loss. Unpredictable or unstable market conditions may result in reduced opportunities to find suitable investments to deploy capital or make it more difficult to exit and realize value from a Fund’s existing investments. It is important to understand that a Fund can incur material losses even if it reacts quickly to difficult market conditions and there can be no assurance that a Fund will not suffer material adverse effects from broad and rapid changes in market conditions.

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Periods of unusually high volatility in the financial markets and restrictive credit conditions, sometimes limited to a particular sector or a geography, can occur. Some countries, including the United States, have adopted and/or are considering the adoption of more protectionist trade policies, a move away from the tighter financial industry regulations that followed the financial crisis of 2008, and/or substantially reducing corporate taxes. The exact shape of these policies is still being considered, but the equity and debt markets may react strongly to expectations of change, which could increase volatility, especially if the market’s expectations are not borne out. A rise in protectionist trade policies, and the possibility of changes to some international trade agreements, could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, geopolitical and other risks, including environmental and public health, may add to instability in world economies and markets generally. Economies and financial markets throughout the world are increasingly interconnected. As a result, whether or not a Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic, political and/or financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected by such events.

Governments and regulators may take actions that affect the regulation of a Fund or the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Future legislation or regulation or other governmental actions could limit or preclude a Fund’s abilities to achieve its investment objectives or otherwise adversely impact an investment in a Fund. Recent policy initiatives undertaken by the U.S. government have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets and could adversely affect the investment performance of a Fund. In particular, actions taken by the U.S. government in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where a Fund invests. Political and diplomatic events within the United States, including a contentious domestic political environment, changes in political party control of one or more branches of the U.S. Government, the U.S. Government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a U.S. Government shutdown, and disagreements over, or threats not to increase, the U.S. Government’s borrowing limit (or “debt ceiling”), as well as political and diplomatic events abroad, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. A downgrade of the ratings of U.S. Government debt obligations, or concerns about the U.S. Government’s credit quality in general, could have a substantial negative effect on the U.S. and global economies. For example, concerns about the U.S. Government’s credit quality may cause increased volatility in the stock and bond markets, higher interest rates, reduced prices and liquidity of U.S. Treasury securities, and/or increased costs of various kinds of debt. Moreover, although the U.S. Government has honored its credit obligations, there remains a possibility that the United States could default on its obligations. The consequences of such an unprecedented event are impossible to predict, but it is likely that a default by the United States would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of a Fund’s investments.

The COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The impact of this coronavirus, and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. These health crises may be short term or long term, and may exacerbate other pre-existing political, social and economic risks, disrupt normal market conditions and operations, and negatively impact performance. In addition, the impact of infectious diseases in emerging developing or emerging market countries may be greater due to less established health care systems.

Legal and Regulatory Risks. The Manager is part of a larger firm with multiple business lines active in multiple jurisdictions that are governed by a multitude of legal systems and regulatory regimes, some of which are new and evolving. As a result, the Funds and the Manager and its affiliates are subject to extensive and sophisticated legal, tax and regulatory risks, including changing laws and regulations, developing interpretations of such laws and regulations, as well as existing laws, and increased scrutiny by regulators and

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law enforcement authorities. Unexpected economic, political, regulatory and diplomatic events within the United States and abroad can trigger new and complex regulations that the Manager and/or the Funds may need to comply with. The implementation of changes to comply with current and/or new regulations applicable to the Funds and/or the Manager could have a material adverse effect on the Funds (including by imposing material costs on the Funds, reducing profit margins, reducing investment opportunities or by otherwise restricting the Funds and/or the Manager).

Tariff and Trade Policy Risks. Some countries, including the U.S., have adopted more protectionist trade policies. The U.S. government recently altered its approach to international trade policy, resulting in significant impacts on international trade relations, certain tax and immigration policies, and other aspects of the national and international political and financial landscape. The rise in protectionist trade policies, slowing economic growth, changes to some major international trade agreements, risks associated with trade agreements between the U.S. and the European Union, and the risks associated with trade negotiations between the U.S. and China, could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. Global trade disruption, significant introductions of trade barriers, and bilateral trade frictions, together with any future downturns in the global economy resulting therefrom, could adversely affect the financial performance of a Fund and its investments. Trade policy may be an ongoing source of instability, potentially resulting in significant currency fluctuations and/or having other adverse effects on international markets, international trade agreements, and/or other existing cross-border cooperation arrangements (whether economic, tax, fiscal, legal, regulatory, or otherwise). To the extent trade disputes escalate globally, there could be additional significant impacts on the sectors or industries in which a Fund invests and other adverse impacts on a Fund’s overall performance.

Medium-Term Notes. The Fund may invest in medium-term notes that have remaining maturities that are consistent with the conditions of Rule 2a-7. Medium-term notes are a form of corporate debt financing. They are often issued on a regular or continuous basis without the requirement to produce a new set of legal documentation at the time of each issuance. Medium-term notes have maturities that range widely based on the needs of the issuer; although they most often mature between nine months and ten years, they may have longer maturities.

Mortgage Pass-Through Securities. The Fund may invest in mortgage pass-through securities, which are a category of pass-through securities backed by pools of mortgages and issued by one of several U.S. Government entities or U.S. Government-sponsored enterprises including: the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation. In the basic mortgage pass-through structure, mortgages with similar issuer, term and coupon characteristics are collected and aggregated into a “pool” consisting of multiple mortgage loans. The pool is assigned a CUSIP number and undivided interests in the pool are traded and sold as pass-through securities. The holder of the security is entitled to a pro rata share of principal and interest payments (including unscheduled prepayments) from the pool of mortgage loans.

The Fund may, to the extent permitted by Rule 2a-7 under the 1940 Act, invest in mortgage securities issued by private non-government entities. Mortgage securities issued by non-government entities may be subject to greater credit risk than those issued by government entities or government-sponsored enterprises. The performance of privately-issued mortgage securities may depend on the integrity and competence of the institutions that originate the underlying mortgages, yet investors in these mortgage securities may have only limited access to information enabling investors to evaluate the practices of these mortgage originators.

In order to prevent defaults by troubled mortgage borrowers, the sponsors of mortgage securities may have to renegotiate and investors in mortgage securities issued by government entities, government-sponsored enterprises or non-government entities may have to accept less favorable interest rates or other terms on the mortgages underlying these securities. Unanticipated mortgage defaults or renegotiations of mortgage terms are likely to depress the prices of related mortgage securities. Should the government adopt new laws providing mortgage borrowers with additional rights to renegotiate interest rates, alter terms, obtain orders to modify their mortgage terms through the bankruptcy courts, or otherwise allow borrowers to modify or restructure existing mortgages, this may negatively impact mortgage securities. Although mortgage securities

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may be supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations. Guarantees, insurance and other forms of credit enhancement supporting mortgage securities may also be insufficient to cover all losses on underlying mortgages if mortgage borrowers default at a greater than expected rate. Non-government mortgage securities may be subject to greater price changes than government issues.

An investment in a specific pool of pass-through securities requires an analysis of the specific prepayment risk of mortgages within the covered pool (since mortgagors typically have the option to prepay their loans). The level of prepayments on a pool of mortgage securities is difficult to predict and can impact the subsequent cash flows and value of the mortgage pool. In addition, when trading specific mortgage pools, precise execution, delivery and settlement arrangements must be negotiated for each transaction. These factors combine to make trading in mortgage pools somewhat cumbersome. For these and other reasons, the Fund may obtain exposure to U.S. agency mortgage pass-through securities primarily through the use of “to-be-announced” or “TBA” transactions. “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities, and not to a separate type of mortgage-backed security. Most transactions in mortgage pass-through securities occur through the use of TBA transactions. TBA transactions generally are conducted in accordance with widely-accepted guidelines that establish commonly observed terms and conditions for execution, settlement and delivery. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, par amount, and price. The actual pools delivered generally are determined two days prior to the settlement date. The Fund may use TBA transactions in several ways. For example, the Fund may regularly enter into TBA agreements and “roll over” such agreements prior to the settlement date stipulated in such agreements. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll, the Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. In addition, the Fund may enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities stipulated in the TBA agreement. Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the Fund will enter into TBA transactions only with established counterparties (such as major broker-dealers) and BFA will monitor the creditworthiness of such counterparties. The use of TBA rolls may cause the Fund to experience higher portfolio turnover and to pay higher capital gain distributions, which may result in larger amounts of short-term capital gains allocable to shareholders.

Municipal Securities. The Fund may invest in municipal securities. Municipal securities are generally issued by states and local governments and their agencies, authorities and other instrumentalities. Municipal bonds are subject to interest rate, credit and market risk. The ability of a municipal security issuer to make payments on that security could be affected by litigation, legislation or other political events or the bankruptcy of the issuer. Lower-rated municipal bonds are subject to greater credit and market risk than higher quality municipal bonds. Municipal securities in which the Fund may invest include, but are not limited to, municipal lease obligations and securities issued by entities whose underlying assets are municipal bonds. There is no guarantee that income from municipal securities will be exempt from federal and state taxes. Changes in federal or state tax treatment of municipal securities may make municipal securities less attractive as investments or cause them to lose value.

The Fund will invest in high-quality, long-term municipal bonds, municipal notes and short-term commercial paper with remaining maturities not exceeding 397 calendar days.

Negative Interest Rate Scenarios. Should a negative interest rate scenario ever occur that causes a government money market fund to have a negative gross yield, the fund may account for the negative gross yield by either using a floating NAV or a reverse distribution mechanism that seeks to maintain a stable net asset value of the fund by cancelling shareholders’ shares in the amount of the negative gross yield. If a fund converts to a floating NAV, any losses the fund experiences due to negative interest rates will be reflected in a declining

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NAV per share. Under a reverse distribution mechanism, shareholders in a fund would observe a stable share price but a declining number of shares for their investment. This means that such an investor would lose money when the fund cancels shares. In either situation, the Board will need to determine that the approach is in the best interests of the fund and will need to ensure shareholders are provided adequate disclosures around the consequences of the approach chosen by the Board for the fund.

Non-U.S. Obligations. The Fund may invest in certain securities of non-U.S. issuers. Investing in the securities of non-U.S. issuers involves special risks and considerations not typically associated with investing in U.S. issuers. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or potentially confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in non-U.S. countries, potential restrictions of the flow of international capital and transaction costs of foreign currency conversions. Non-U.S. issuers may be subject to less governmental regulation than U.S. issuers. Moreover, individual non-U.S. economies may differ favorably or unfavorably from the U.S. economy with respect to growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions. The Fund may invest in U.S. dollar-denominated short-term obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by BFA to be of comparable quality to the other obligations in which the Fund may invest. The Fund may also invest in debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank and the InterAmerican Development Bank. The percentage of the Fund’s assets invested in obligations of foreign governments and supranational entities will vary depending on the relative yields of such securities, the economic and financial markets of the countries in which the investments are made and the interest rate climate of such countries.

Operational and Technology Risks. Each Fund and the entities with which it interacts directly or indirectly are susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for a Fund and its shareholders or impair a Fund’s operations. These entities include, but are not limited to, a Fund’s adviser, administrator, distributor, other service providers (e.g., index and benchmark providers, accountants, custodians, and transfer agents), financial intermediaries, counterparties, market makers, Authorized Participants, listing exchanges, other financial market operators, and governmental authorities. Operational and technology risks for the issuers in which a Fund invests could also result in material adverse consequences for such issuers and may cause a Fund’s investments in such issuers to lose value. A Fund may incur substantial costs in order to mitigate operational and technology risks.

Cybersecurity incidents can result from deliberate attacks or unintentional events against an issuer in which a Fund invests, a Fund or any of its service providers. They include, but are not limited to, gaining unauthorized access to systems, misappropriating assets or sensitive information, corrupting or destroying data, and causing operational disruption. Geopolitical tension may increase the scale and sophistication of deliberate attacks, particularly those from nation states or from entities with nation state backing. Cybersecurity incidents may result in any of the following: financial losses; interference with a Fund’s ability to calculate its NAV; disclosure of confidential information; impediments to trading; submission of erroneous trades by a Fund or erroneous subscription or redemption orders; the inability of a Fund or its service providers to transact business; violations of applicable privacy and other laws; regulatory fines; penalties; reputational damage; reimbursement or other compensation costs; and other legal and compliance expenses. Furthermore, cybersecurity incidents may render records of a Fund, including records relating to its assets and transactions, shareholder ownership of Fund shares, and other data integral to a Fund’s functioning, inaccessible, inaccurate or incomplete. Power outages, natural disasters, equipment malfunctions and processing errors that threaten information and technology systems relied upon by a Fund or its service providers, as well as market events that occur at a pace that overloads these systems, may also disrupt business operations or impact critical data.

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AI refers to computer systems that can perform tasks that would otherwise require human intelligence and encompasses various different forms of artificial intelligence, including machine learning models. AI is typically designed to analyze data, learn from patterns and experiences, make decisions, and solve problems. The risks of increased use of AI technologies, such as machine learning, include data risk, transparency risk, and operational risk. These AI technologies, which are generally highly reliant on the collection and analysis of large amounts of data, may incorporate biased or inaccurate data, and it is not possible or practicable to incorporate all relevant data into such technologies. The output or results of any such AI technologies may therefore be incomplete, erroneous, distorted or misleading. Further, AI tools may lack transparency as to how data is utilized and how outputs are generated. AI technologies may also allow the unintended introduction of vulnerabilities into infrastructures and applications. A Fund and its shareholders could be negatively impacted as a result of these risks associated with AI technologies. AI technologies and their current and potential future applications, and the regulatory frameworks within which they operate, continue to quickly evolve, and it is impossible to anticipate the full scope of future AI capabilities or rules and the associated risks to a Fund.

While each Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of a Fund in the setting of priorities, the personnel and resources available or the effectiveness of relevant controls. Each Fund and its adviser seek to reduce these risks through controls, procedures and oversight, including establishing business continuity plans and risk management systems. However, there are inherent limitations in such plans and systems, including the possibility that certain risks that may affect a Fund have not been identified or may emerge in the future; that such plans and systems may not completely eliminate the occurrence or mitigate the effects of operational or information security disruptions or failures or of cybersecurity incidents; or that prevention and remediation efforts will not be successful or that incidents will go undetected. A Fund cannot control the systems, information security or other cybersecurity of the issuers in which it invests or its service providers, counterparties, and other third parties whose activities affect a Fund.

Artificial intelligence and its current and potential future applications, including in the investment and financial sectors, as well as the regulatory frameworks within which they operate, continue to rapidly evolve, and it is impossible to predict the full extent of future applications or regulations. Regulators continue to develop new rules and standards related to cybersecurity and data protection. Compliance with evolving regulations can be demanding and costly, requiring substantial resources to monitor and implement required changes. Ongoing and future regulatory actions with respect to artificial intelligence generally or artificial intelligence’s use in any industry in particular may alter, perhaps to a materially adverse extent, the ability of a Fund’s adviser and other service providers or other market participants to utilize artificial intelligence in the manner used to-date, and may have an adverse impact on the ability of a Fund’s adviser and other service providers, as well as a Fund or the issuers in which it invests, service providers, or other market participants to continue to operate as intended.

Participation Interests. The Fund may invest in participation interests in any type of security in which the Fund may invest. A participation interest gives the Fund an undivided interest in the underlying securities in the proportion that the Fund’s participation interest bears to the total principal amount of the underlying securities.

Regulation Regarding Derivatives. The Commodity Futures Trading Commission (“CFTC”) subjects advisers to registered investment companies to regulation by the CFTC if a fund that is advised by the investment adviser either (i) invests, directly or indirectly, more than a prescribed level of its liquidation value in CFTC-regulated futures, options and swaps (“CFTC Derivatives”), or (ii) markets itself as providing investment exposure to such instruments. To the extent the Fund uses CFTC Derivatives, it intends to do so below such prescribed levels and will not market itself as a “commodity pool” or a vehicle for trading such instruments. Accordingly, BFA has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”) pursuant to Rule 4.5 under the CEA. BFA is not, therefore, subject to registration or regulation as a “commodity pool operator” under the CEA in respect of the Fund.

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Repurchase Agreements. The Fund may enter into repurchase agreements. A repurchase agreement is an instrument under which the purchaser (i.e., the Fund) acquires the security and the seller agrees, at the time of the sale, to repurchase the security at a mutually agreed upon time and price, thereby determining the yield during the purchaser’s holding period. In accordance with guidance issued by the Staff of the SEC, the Fund may also transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements. The Board of Trustees has established and periodically reviews procedures applicable to transactions involving such joint accounts. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. If a repurchase agreement is construed to be a collateralized loan, the underlying securities will not be considered to be owned by the Fund but only to constitute collateral for the seller’s obligation to pay the repurchase price, and, in the event of a default by the seller, the Fund may suffer time delays and incur costs or losses in connection with the disposition of the collateral.

The collateral for a repurchase agreement may include (i) cash items; (ii) obligations issued by the U.S. Government or its agencies or instrumentalities; or (iii) obligations that, at the time the repurchase agreement is entered into, are rated in the highest category generally by at least two nationally recognized statistical rating organizations (“NRSRO”), or, if unrated, determined to be of comparable quality by BFA. Collateral, however, is not limited to the foregoing and may include for example obligations rated in any category by NRSROs, including collateral that may be below investment grade. Collateral for a repurchase agreement may also include securities that the Fund could not hold directly without the repurchase obligation. Irrespective of the type of collateral underlying the repurchase agreement, in the case of a repurchase agreement entered into by a money market fund, the repurchase obligation of a seller must involve minimal credit risk to the Fund, and otherwise satisfy credit quality standards set forth in the Fund’s Rule 2a-7 procedures.

Repurchase agreements pose certain risks for the Fund that utilizes them. Such risks are not unique to the Fund but are inherent in repurchase agreements. The Fund seeks to minimize such risks but because of the inherent legal uncertainties involved in repurchase agreements, such risks cannot be eliminated. Lower quality collateral and collateral with longer maturities may be subject to greater price fluctuations than higher quality collateral and collateral with shorter maturities. If the repurchase agreement counterparty were to default, lower quality collateral may be more difficult to liquidate than higher quality collateral. Should the counterparty default and the amount of collateral not be sufficient to cover the counterparty’s repurchase obligation, the Fund would retain the status of an unsecured creditor of the counterparty (i.e., the position the Fund would normally be in if it were to hold, pursuant to its investment policies, other unsecured debt securities of the defaulting counterparty) with respect to the amount of the shortfall. As an unsecured creditor, the Fund would be at risk of losing some or all of the principal and income involved in the transaction.

Regulations adopted by global prudential regulators require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many repurchase agreements and purchase and sale contracts, terms that delay or restrict the rights of counterparties, such as the Fund, to terminate such agreements, take foreclosure action, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. It is possible that these requirements, as well as potential additional government regulation and other developments in the market, could adversely affect the Fund’s ability to terminate existing repurchase agreements and purchase and sale contracts or to realize amounts to be received under such agreements. The SEC has also finalized rules that will require certain transactions involving U.S. Treasuries, including repurchase agreements, to be centrally cleared. Compliance with these rules is expected to be required by the middle of 2027. Although the impact of these rules on the Funds is difficult to predict, they may reduce the availability or increase the costs of such transactions and may adversely affect a Fund’s performance.

Restricted Securities. Restricted securities are subject to legal restrictions on their sale. Difficulty in selling restricted securities may result in a loss or be costly to the Fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, as amended, or in a registered public offering. Where registration is required, the restricted security’s holder may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time the holder decides to seek registration and the time the holder may be permitted to sell the security

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under an effective registration statement. If, during that period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Securities Lending. The Fund may lend portfolio securities to certain borrowers that BFA determines to be creditworthy, including borrowers affiliated with BFA. The borrowers provide collateral that is maintained in an amount at least equal to the current market value of the securities loaned. No securities loan shall be made on behalf of the Fund if, as a result, the aggregate value of all securities loans of the Fund exceeds one-third of the value of the Fund’s total assets (including the value of the collateral received). The Fund may terminate a loan at any time and obtain the return of the securities loaned. The Fund receives, by way of substitute payment, the value of any interest or cash or non-cash distributions paid on the loaned securities that it would have otherwise received if the securities were not on loan.

With respect to loans that are collateralized by cash, the borrower may be entitled to receive a fee based on the amount of cash collateral. The Fund is compensated by any positive difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, the Fund is compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral received by the Fund for such loans, and uninvested cash, may be reinvested in certain short-term instruments either directly on behalf of the Fund or through one or more joint accounts or money market funds, including those affiliated with BFA; such investments are subject to investment risk.

Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees the Fund has agreed to pay a borrower), foreign exchange risk (i.e., the risk of a shortfall at default when a cash collateral investment is denominated in a currency other than the currency of the assets being loaned due to movements in foreign exchange rates), and credit, legal, counterparty and market risks (including the risk that market events, including but not limited to corporate actions, could lead the Fund to lend securities that are trading at a premium due to increased demand, or to recall loaned securities or to lend less or none at all, which could lead to reduced securities lending revenue). If the Fund were to lend out securities that are subject to a corporate action and commit to the borrower a particular election as determined by the Fund’s investment adviser, the benefit the Fund would receive in respect of committing to such election may or may not be less than the benefit the Fund would have received from making a different election in such corporate action. If a securities lending counterparty were to default, the Fund would be subject to the risk of a possible delay in receiving collateral or in recovering the loaned securities, or to a possible loss of rights in the collateral. In the event a borrower does not return the Fund’s securities as agreed, the Fund’s ability to participate in a corporate action event may be impacted, or the Fund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated, plus the transaction costs incurred in purchasing replacement securities. This latter event could trigger adverse tax consequences for the Fund. The Fund could lose money if its short-term investment of the collateral declines in value over the period of the loan. Substitute payments received by the Fund representing dividends paid on securities loaned out by the Fund will not be considered qualified dividend income, and distributions by the Fund of such substitute payments will not constitute qualified dividend income. Additionally, substitute payments received by a Fund representing qualified REIT dividends paid on REIT securities loaned out by the Fund will not be considered qualified REIT dividends, and distributions by the Fund of such substitute payments will not be eligible for a 20% deduction currently available for ordinary REIT dividends paid to non-corporate shareholders provided certain other requirements are satisfied. The securities lending agent will take into account the tax effects on shareholders caused by these differences in connection with the Fund’s securities lending program. Substitute payments received on tax-exempt securities loaned out will not be tax-exempt income. There could also be changes in the status of issuers under applicable laws and regulations, including tax regulations, that may impact the regulatory or tax treatment of loaned securities and could, for example, result in a delay in the payment of dividend equivalent payments owed to a Fund (as permitted by applicable law).

Regulations adopted by global prudential regulators require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many securities lending agreements, terms

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that delay or restrict the rights of counterparties, such as the Fund, to terminate such agreements, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. It is possible that these requirements, as well as potential additional government regulation and other developments in the market, could adversely affect the Fund’s ability to terminate existing securities lending agreements or to realize amounts to be received under such agreements. Prudential regulation may also favor lenders that can provide additional protections, such as liens that are exercisable in connection with a lender default, to borrowers. The Fund expects to provide additional protections to borrowers, where permitted pursuant to a Fund’s investment policies and if BFA believes doing so is in the best interest of the Fund.

Unrated Investments. If permitted by its investment strategies, the Fund may purchase instruments that are not rated if, in the opinion of BFA, such obligations are of an investment quality that is comparable to other investments that are permitted for purchase by the Fund, and they are purchased in accordance with the Trust’s procedures adopted by the Board of Trustees in accordance with Rule 2a-7 under the 1940 Act. After purchase by the Fund, a security may cease to be rated or its rating may be reduced. If a portfolio security ceases to be an eligible security under Rule 2a-7 (e.g., no longer presents minimal credit risks in the determination of BFA), or there is a default with respect to the portfolio security (other than an immaterial default unrelated to the financial condition of the issuer), or an event of insolvency occurs with respect to the issuer of a portfolio security or the provider of any demand feature or guarantee, the Fund shall dispose of such security as soon as practicable consistent with achieving an orderly disposition of the security, unless the Board of Trustees finds that the disposal of such security would not be in the Fund’s best interests.

U.S. Government Obligations. The Fund may invest in U.S. Government obligations, including securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities. Payment of principal and interest on U.S. Government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury obligations and Ginnie Mae certificates), or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with Fannie Mae notes). In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities where it is not obligated to do so. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government.

U.S. Treasury Obligations. U.S. Treasury obligations are direct obligations of the U.S. Government that are backed by the full faith and credit of the United States. U.S. Treasury obligations include, among other things, U.S. Treasury bills, notes, bonds, and the separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury if such components are traded independently under the Separate Trading of Registered Interest and Principal of Securities Program.

Disclosure of Portfolio Holdings

The Board of Trustees of the Trust, the Board of Trustees of MIP and the Board of Directors of BFA have each approved Portfolio Information Distribution Guidelines (the “Policy”) regarding the disclosure of the Fund’s or Master Portfolio’s portfolio securities, as applicable, and other portfolio information. The purpose of the Policy is to ensure that (i) shareholders and prospective shareholders of the Fund have equal access to portfolio holdings and characteristics and (ii) third parties (such as consultants, intermediaries and third-party data providers) have access to such information no earlier or more frequently than shareholders and prospective shareholders.

Pursuant to the Policy, the Trust, MIP and BFA may, under certain circumstances as set forth below, make selective disclosure with respect to the Fund’s or Master Portfolio’s Portfolio Characteristics (as defined below) and Portfolio Holdings (as defined below). The Boards of Trustees of the Trust and MIP and the

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Board of Directors of BFA have each approved the adoption by the Trust and MIP, respectively, of the Policy, and employees of BFA are responsible for adherence to the Policy. The Boards of Trustees of the Trust and MIP provide ongoing oversight of the Trust’s, MIP’s and BFA’s compliance with the Policy.

Disclosure of material non-public information (“Confidential Information”) about the Fund’s or Master Portfolio’s Portfolio Holdings and/or Portfolio Characteristics is prohibited, except as provided in the Policy.

Confidential Information relating to the Trust or MIP may not be distributed to persons not employed by BlackRock unless the Trust or MIP has a legitimate business purpose for doing so and confidentiality obligations are in effect, as appropriate.

Portfolio Holdings: “Portfolio Holdings” are a Fund’s portfolio securities and other instruments, and include, but are not limited to:

•	for equity securities, information such as issuer name, CUSIP, ticker symbol, total shares and market value;

•	for fixed income securities, information such as issuer name, CUSIP, ticker symbol, coupon, maturity, current face value, market value, yield, WAL, WAM, duration and convexity;

•	for all securities, information such as quantity, SEDOL and market price as of a specific date;

•	for derivatives, indicative data including, but not limited to, pay leg, receive leg, notional amount, reset frequency and trade counterparty; and

•

for trading strategies, specific portfolio holdings, including the number of shares held, weightings of particular holdings, trading details, pending or recent transactions and portfolio management plans to purchase or sell particular securities or allocation within particular sectors.

Portfolio Characteristics (excluding Liquidity Metrics): “Portfolio Characteristics” include, but are not limited to, sector allocation, credit quality breakdown, maturity distribution, duration and convexity measures, average credit quality, average maturity, average coupon, top 10 holdings with percent of the fund held, average market capitalization, capitalization range, risk related information (e.g., value at risk, standard deviation), ROE, P/E, P/B, P/CF, P/S and EPS.

•

Additional characteristics specific to money market funds include, but are not limited to, historical daily and weekly liquid assets (as defined under Rule 2a-7) and historical fund net inflows and outflows.

Portfolio Characteristics — Liquidity Metrics:

•

“Liquidity Metrics” which seek to ascertain a Fund’s liquidity profile under BlackRock’s global liquidity risk methodology which include but are not limited to: (a) disclosure regarding the number of days needed to liquidate a portfolio or the portfolio’s underlying investments; and (b) the percentage of a Fund’s NAV invested in a particular liquidity tier under BlackRock’s global liquidity risk methodology.

•	The dissemination of position-level liquidity metrics data and any non-public regulatory data pursuant to SEC Rule 22e-4 (including SEC liquidity tiering) is not permitted unless pre-approved.

•

Disclosure of Liquidity Metrics pursuant to Section 3 of the Policy should be reviewed by BlackRock’s Risk and Quantitative Analysis Group and the relevant portfolio management team prior to dissemination.

Information that is non-material or that may be obtained from public sources (i.e., information that has been publicly disclosed via a filing with the SEC (e.g., a fund’s annual report and annual financial statements), through a press release or placement on a publicly-available internet website), or information derived or calculated from such public sources shall not be deemed Confidential Information.

Portfolio Holdings and Portfolio Characteristics may be disclosed in accordance with the below schedule or as specified in a Fund’s registration statement.

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Open-End Mutual Funds (Excluding Money Market Funds)

Time Periods for Portfolio Holdings
	Prior to 20 Calendar Days After Month-End	20 Calendar Days After Month-End To Public Filing
Portfolio Holdings	Cannot disclose without non-disclosure or confidentiality agreement and Chief Compliance Officer (“CCO”) approval.	May disclose to shareholders, prospective shareholders, intermediaries, consultants and third-party data providers (e.g., Lipper, Morningstar and Bloomberg), except with respect to Global Allocation funds*, BlackRock Core Bond Portfolio and BlackRock Strategic Income Opportunities Portfolio of BlackRock Funds V, BlackRock Strategic Global Bond Fund, Inc., BlackRock Total Return V.I. Fund of BlackRock Variable Series Funds II, Inc., BlackRock Sustainable Total Return Fund of BlackRock Bond Fund, Inc., BlackRock Unconstrained Equity Fund and BlackRock Systematic Multi-Strategy Fund (each of whose portfolio holdings may be disclosed 60 calendar days after month-end). BlackRock generally discloses portfolio holdings information on the lag times established herein on its public website. If Portfolio Holdings are disclosed to one party, they must also be disclosed to all other parties requesting the same information.
Time Periods for Portfolio Characteristics
Portfolio Characteristics (Excluding Liquidity Metrics)	Prior to 5 Calendar Days After Month-End	5 Calendar Days After Month-End
	Cannot disclose without non-disclosure or confidentiality agreement and CCO approval.*, **	May disclose to shareholders, prospective shareholders, intermediaries, consultants and third-party data providers (e.g., Lipper, Morningstar and Bloomberg). If Portfolio Characteristics are disclosed to one party, they must also be disclosed to all other parties requesting the same information.
Portfolio Characteristics — Liquidity Metrics	Prior to 60 Calendar Days After Calendar Quarter-End	60 Calendar Days After Calendar Quarter-End
	Cannot disclose without non-disclosure or confidentiality agreement and CCO approval.	May disclose to shareholders, prospective shareholders, intermediaries and consultants; provided portfolio management has approved. If Liquidity Metrics are disclosed to one party, they must also be disclosed to all other parties requesting the same information.

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* Global Allocation Exception: For purposes of portfolio holdings, Global Allocation funds include BlackRock Global Allocation Fund, Inc., BlackRock Global Allocation Portfolio of BlackRock Series Fund, Inc. and BlackRock Global Allocation V.I. Fund of BlackRock Variable Series Funds, Inc. Information on certain Portfolio Characteristics of BlackRock Global Allocation Portfolio and BlackRock Global Allocation V.I. Fund is available, upon request, to insurance companies that use these funds as underlying investments (and to advisers and sub-advisers of funds invested in BlackRock Global Allocation Portfolio and BlackRock Global Allocation V.I. Fund) in their variable annuity contracts and variable life insurance policies on a weekly basis (or such other period as may be determined to be appropriate). Disclosure of such characteristics of these two funds constitutes a disclosure of Confidential Information and is being made for reasons deemed appropriate by BlackRock and in accordance with the requirements set forth in these guidelines. If Portfolio Characteristics are disclosed to one party, they must also be disclosed to all other parties requesting the same information.

** Strategic Income Opportunities Exception: Information on certain Portfolio Characteristics of BlackRock Strategic Income Opportunities Portfolio of BlackRock Funds V may be made available to shareholders, prospective shareholders, intermediaries, consultants and third party data providers, upon request on a more frequent basis as may be deemed appropriate by BlackRock from time-to-time. If Portfolio Characteristics are disclosed to one party, they must also be disclosed to all other parties requesting the same information.

Open-End Mutual Funds and ETFs (Excluding Money Market Mutual Funds and MM ETFs)

Time Periods for Portfolio Characteristics: Liquidity Metrics
	Prior to 60 Calendar Days After Calendar Quarter-End	60 Calendar Days After Calendar Quarter-End
Portfolio Characteristics — Liquidity Metrics	Cannot disclose without non-disclosure or confidentiality agreement and Chief Compliance Officer (“CCO”) approval.	May disclose to shareholders, prospective shareholders, intermediaries and consultants; provided portfolio management has approved. If Liquidity Metrics are disclosed to one party, they must also be disclosed to all other parties requesting the same information.

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Money Market Funds ***,****

Time Periods
	Prior to 5 Business Days After Month-End	5 Business Days After Month-End to Date of Public Filing
Portfolio Holdings

Cannot disclose without non-disclosure or confidentiality agreement and CCO approval except the following portfolio holdings information may be released as follows:

•

Weekly portfolio holdings information released on the website at least one business day after week-end except:

○

Other information as may be required under Rule 2a-7 (e.g., name of issuer, category of investment, principal amount, maturity dates, yields).

○

For Government money market funds, daily portfolio holdings are released on the website the following business day.

May disclose to shareholders, prospective shareholders, intermediaries, consultants and third-party data providers. If portfolio holdings are disclosed to one party, they must also be disclosed to all other parties requesting the same information.
Portfolio Characteristics

Cannot disclose without non-disclosure or confidentiality agreement and CCO approval except the following information may be released on the Fund’s website daily:

•

Historical net asset values (“NAVs”) calculated based on market factors (e.g., marked-to-market).

•

Percentage of Fund assets invested in daily and weekly liquid assets (as defined under Rule 2a-7).

•

Daily net inflows and outflows

•

Yields, SEC yields, WAM, WAL, current assets.

•

Other information as may be required by Rule 2a-7.

May disclose to shareholders, prospective shareholders, intermediaries, consultants and third-party data providers. If Portfolio Characteristics are disclosed to one party, they must also be disclosed to all other parties requesting the same information.

*** BlackRock Short Obligation. Fund’s holdings may be disclosed in accordance with the frequency for money market funds.

**** Circle Reserve Fund Exception: Information on portfolio holdings and certain portfolio characteristics of the Circle Reserve Fund may be made available to the shareholders of the Fund, upon request, on a more frequent basis as may be deemed appropriate by BlackRock from time-to-time.

Guidelines for Confidential and Non-Material Information. Confidential Information may be disclosed to the Trustees of the Trust or MIP and their respective counsel, outside counsel for the Trust or MIP, the Trust’s or

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MIP’s auditors and to certain third-party service providers (i.e., fund administrator, custodian, proxy voting service) for which a non-disclosure or confidentiality agreement is in place with such service providers. With respect to Confidential Information, the Trust’s or MIP’s CCO or his or her designee may authorize the following, subject in the case of (ii) and (iii) to a confidentiality or non-disclosure arrangement:

(i)	the preparation and posting of the Fund or Master Portfolio’s Portfolio Holdings and/or Portfolio Characteristics to its website on a more frequent basis than authorized above;

(ii)	the disclosure of the Fund or Master Portfolio’s Portfolio Holdings to third-party service providers not noted above; and

(iii)	the disclosure of the Fund or Master Portfolio’s Portfolio Holdings and/or Portfolio Characteristics to other parties for legitimate business purposes.

Fact Sheets and Reports

•

Fund Fact Sheets are available to shareholders, prospective shareholders, intermediaries and consultants on a monthly or quarterly basis no earlier than the fifth calendar day after the end of a month or quarter.

•

Money Market Performance Reports are typically available to shareholders, prospective shareholders, intermediaries and consultants by the tenth calendar day of the month (and on a one day lag for certain institutional funds). They contain monthly money market Fund or Master Portfolio performance, rolling 12-month average and benchmark performance.

Other Information. The Policy shall also apply to other Confidential Information of the Fund or Master Portfolio such as performance attribution analyses or security-specific information (e.g., information about Fund or Master Portfolio holdings where an issuer has been downgraded, been acquired or declared bankruptcy).

Data on NAVs, asset levels (by total Fund or Master Portfolio and share class), accruals, yields, capital gains, dividends and fund returns (net of fees by share class) are generally available to shareholders, prospective shareholders, consultants, and third-party data providers upon request, as soon as such data is available.

Contact Information. For information about portfolio holdings and characteristics, BlackRock fund shareholders and prospective investors should call the number set out on the back cover of the Prospectus.

Compensation. Neither the Fund or Master Portfolio, a service provider nor any of their affiliated persons (as that term is defined in the 1940 Act) shall receive compensation in any form in connection with the disclosure of information about the Fund or Master Portfolio’s Portfolio Holdings or Portfolio Characteristics.

Ongoing Arrangements. BFA has entered into ongoing agreements to provide selective disclosure of Fund or Master Portfolio Portfolio Holdings to the following persons or entities:

1.	Trust’s Board of Trustees, MIP’s Board of Trustees and, if necessary, independent Trustees’ counsel and Trust/MIP counsel.

2.	Trust’s/MIP’s Transfer Agent.

3.	Trust’s/MIP’s Custodian.

4.	Trust’s/MIP’s Administrator, if applicable.

5.	Trust’s/MIP’s independent registered public accounting firm.

6.	Trust’s/MIP’s accounting services provider.

7.	Independent rating agencies — Lipper Inc., Moody’s, Fitch.

8.	Information aggregators — S&P Global, Bloomberg, eVestments Alliance and Informa/PSN Investment Solutions.

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9.

Pricing Vendors — Refinitiv Limited, Refinitiv US LLC, ICE Data Services, Bloomberg, IHS Markit, JP Morgan Pricing-Direct, Valuation Research Corporation, Murray, Devine & Co., Inc. and WM Company PLC.

10.	Valuation Providers — Houlihan Lokey, Lincoln Financial, Chatham and Kroll.

11.

Third-party feeder funds — Stock Index Fund, a series of Homestead Funds, Inc.; and Transamerica Stock Index, a series of Transamerica Funds and their respective boards, sponsors, administrators and other service providers.

12.

Affiliated feeder funds — iShares S&P 500 Index Fund, iShares U.S. Aggregate Bond Index Fund, Treasury Money Market Fund (Cayman) and their respective boards, sponsors, administrators and other service providers.

13.

Other — Investment Company Institute, Goldman Sachs Asset Management, L.P., Mizuho Asset Management Co., Ltd., Nationwide Fund Advisors, State Street Bank and Trust Company, Donnelley Financial Solutions, Inc. and Silicon Valley Bank.

With respect to each such arrangement, the Trust or MIP has a legitimate business purpose for the release of information. The release of the information is subject to confidential treatment to prohibit the entity from sharing with an unauthorized source or trading upon the information provided. The Trust, MIP, BlackRock and their affiliates do not receive any compensation or other consideration in connection with such arrangements.

The Trust, MIP and BFA monitor, to the extent possible, the use of Confidential Information by the individuals or firms to which it has been disclosed. To do so, in addition to the requirements of any applicable confidentiality agreement and/or the terms and conditions of the Trust’s, MIP’s and BFA’s Codes of Ethics — all of which require persons or entities in possession of Confidential Information to keep such information confidential and not to trade on such information for their own benefit — BFA’s compliance personnel under the supervision of the Trust’s or MIP’s Chief Compliance Officer, monitor BFA’s securities trading desks to determine whether individuals or firms who have received Confidential Information have made any trades on the basis of that information. In addition, BFA maintains an internal restricted list to prevent trading by the personnel of BFA or its affiliates in securities — including securities held by the Fund/Master Portfolio — about which BFA has Confidential Information. There can be no assurance, however, that the Trust’s or MIP’s policies and procedures with respect to the selective disclosure of Portfolio Holdings will prevent the misuse of such information by individuals or firms that receive such information.

Management

The Board of Trustees of the Trust consists of thirteen individuals (each, a “Trustee”), eleven of whom are not “interested persons” of the Trust as defined in the 1940 Act (the “Independent Trustees”). The same individuals serve on the Board of Trustees of MIP. The registered investment companies advised by the Manager or its affiliates (the “BlackRock-advised Funds”) are organized into the BlackRock Multi-Asset Complex, the BlackRock Fixed-Income Complex, and the iShares Complex (each, a “BlackRock Fund Complex”). The Trust and MIP are included in the BlackRock Fund Complex referred to as the BlackRock Multi-Asset Complex. The Trustees also oversee as board members the operations of the other open-end registered investment companies included in the BlackRock Multi-Asset Complex.

The Board has overall responsibility for the oversight of the Trust and the Fund. The Chair of the Board is an Independent Trustee, and the Chair of each Board committee (each, a “Committee”) is an Independent Trustee. The Board has five standing Committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight Committee and an Ad Hoc Topics Committee. The role of the Chair of the Board is to preside at all meetings of the Board and to act as a liaison with service providers, officers, attorneys and other Trustees generally between meetings. The Chair of each Committee performs a similar role with respect to the Committee. The Chair of the Board or the Chair of a Committee may also perform such other functions as may be delegated by the Board or the Committee from time to time. The Independent Trustees meet regularly outside the presence of Fund management, in executive

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session or with other service providers to the Fund. The Board has regular meetings five times a year, and may hold special meetings if required before its next regular meeting. Each Committee meets regularly to conduct the oversight functions delegated to that Committee by the Board and reports its findings to the Board. The Board and each standing Committee conduct annual assessments of their oversight function and structure. The Board has determined that the Board’s leadership structure is appropriate because it allows the Board to exercise independent judgment over management and to allocate areas of responsibility among Committees and the full Board to enhance effective oversight.

The Board has engaged the Manager to manage the Fund on a day-to-day basis. The Board is responsible for overseeing the Manager, other service providers, the operations of the Fund and associated risks in accordance with the provisions of the 1940 Act, state law, other applicable laws, the Trust’s charter, and the Fund’s investment objective and strategies. The Board reviews, on an ongoing basis, the Fund’s performance, operations and investment strategies and techniques. The Board also conducts reviews of the Manager and its role in running the operations of the Fund.

Day-to-day risk management with respect to the Fund is the responsibility of the Manager or of sub-advisers or other service providers (depending on the nature of the risk), subject to the supervision of the Manager. The Fund is subject to a number of risks, including investment, compliance, operational and valuation risks, among others. While there are a number of risk management functions performed by the Manager and the sub-advisers or other service providers, as applicable, it is not possible to eliminate all of the risks applicable to the Fund. Risk oversight forms part of the Board’s general oversight of the Fund and is addressed as part of various Board and Committee activities. The Board, directly or through a Committee, also reviews reports from, among others, management, the independent registered public accounting firm for the Fund, sub-advisers and internal auditors for the investment adviser or its affiliates, as appropriate, regarding risks faced by the Fund and management’s or the service provider’s risk functions. The Committee system facilitates the timely and efficient consideration of matters by the Trustees, and facilitates effective oversight of compliance with legal and regulatory requirements and of the Fund’s activities and associated risks. The Board has appointed a Chief Compliance Officer, who oversees the implementation and testing of the Trust’s compliance program and reports to the Board regarding compliance matters for the Fund and its service providers. The Independent Trustees have engaged independent legal counsel to assist them in performing their oversight responsibilities.

Audit Committee. The members of the Audit Committee (the “Audit Committee”) are Henry R. Keizer (Chair), Neil A. Cotty, Lori Richards, Kenneth L. Urish and Claire A. Walton, all of whom are Independent Trustees. The principal responsibilities of the Audit Committee are to approve, and recommend to the full Board for approval, the selection, retention, termination and compensation of the Fund’s independent registered public accounting firm (the “Independent Registered Public Accounting Firm”) and to oversee the Independent Registered Public Accounting Firm’s work. The Audit Committee’s responsibilities include, without limitation, to (1) evaluate the qualifications and independence of the Independent Registered Public Accounting Firm; (2) approve all audit engagement terms and fees for the Fund; (3) review the conduct and results of each independent audit of the Fund’s annual financial statements; (4) review any issues raised by the Independent Registered Public Accounting Firm or Fund management regarding the accounting or financial reporting policies and practices of the Fund and the internal controls of the Fund and certain service providers; (5) oversee the performance of the Fund’s Independent Registered Public Accounting Firm; (6) review and discuss with management and the Fund’s Independent Registered Public Accounting Firm the performance and findings of the Fund’s internal auditors; (7) discuss with Fund management its policies regarding risk assessment and risk management as such matters relate to the Fund’s financial reporting and controls; (8) resolve any disagreements between Fund management and the Independent Registered Public Accounting Firm regarding financial reporting; and (9) undertake such other duties and responsibilities as may from time to time be delegated by the Board to the Audit Committee. The Board has adopted a written charter for the Audit Committee. During the fiscal year ended December 31, 2025, the Audit Committee met four times.

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Governance and Nominating Committee. The members of the Governance and Nominating Committee (the “Governance Committee”) are Cynthia A. Montgomery (Chair), Christopher J. Ailman, Susan J. Carter, Collette Chilton and Henry R. Keizer, all of whom are Independent Trustees. The principal responsibilities of the Governance Committee are to (1) identify individuals qualified to serve as Independent Trustees of the Trust and recommend Independent Trustee nominees for election by shareholders or appointment by the Board; (2) advise the Board with respect to Board composition, procedures and committees (other than the Audit Committee); (3) oversee periodic self-assessments of the Board and committees of the Board (other than the Audit Committee); (4) review and make recommendations regarding Independent Trustee compensation; (5) monitor corporate governance matters and develop appropriate recommendations to the Board; (6) act as the administrative committee with respect to Board policies and procedures, committee policies and procedures (other than the Audit Committee) and codes of ethics as they relate to Independent Trustees; and (7) undertake such other duties and responsibilities as may from time to time be delegated by the Board to the Governance Committee. The Governance Committee may consider nominations for the office of Trustee made by Fund shareholders as it deems appropriate. Fund shareholders who wish to recommend a nominee should send nominations to the Secretary of the Trust that include biographical information and set forth the qualifications of the proposed nominee. The Board has adopted a written charter for the Governance Committee. During the fiscal year ended December 31, 2025, the Governance Committee met eleven times.

Compliance Committee. The members of the Compliance Committee (the “Compliance Committee”) are Claire A. Walton (Chair), Cynthia A. Montgomery, Donald C. Opatrny, Lori Richards and Kenneth L. Urish, all of whom are Independent Trustees. The Compliance Committee’s purpose is to assist the Board in fulfilling its responsibility to oversee regulatory and fiduciary compliance matters involving the Trust, the fund-related activities of BFA and any sub-adviser and the Trust’s third-party service providers. The Compliance Committee’s responsibilities include, without limitation, to (1) oversee the compliance policies and procedures of the Trust and its service providers and recommend changes or additions to such policies and procedures; (2) review information on and, where appropriate, recommend policies concerning the Trust’s compliance with applicable law; (3) review reports from, oversee the annual performance review of, and make certain recommendations and determinations regarding the Trust’s Chief Compliance Officer (the “CCO”), including determining the amount and structure of the CCO’s compensation and recommending such amount and structure to the full Board for approval and ratification; and (4) undertake such other duties and responsibilities as may from time to time be delegated by the Board to the Compliance Committee. The Board has adopted a written charter for the Compliance Committee. During the fiscal year ended December 31, 2025, the Compliance Committee met four times.

Performance Oversight Committee. The members of the Performance Oversight Committee (the “Performance Oversight Committee”) are Donald C. Opatrny (Chair), Christopher J. Ailman, Susan J. Carter, Collette Chilton and Neil A. Cotty, all of whom are Independent Trustees. The Performance Oversight Committee’s purpose is to assist the Board in fulfilling its responsibility to oversee the Fund’s investment performance relative to its agreed-upon performance objectives and to assist the Independent Trustees in their consideration of investment advisory agreements. The Performance Oversight Committee’s responsibilities include, without limitation, to (1) review information on, and make recommendations to the full Board in respect of, the Fund’s investment objective, policies and practices; (2) review information on the Fund’s investment performance; (3) review information on appropriate benchmarks and competitive universes and unusual or exceptional investment matters; (4) review personnel and other resources devoted to management of the Fund and evaluate the nature and quality of information furnished to the Performance Oversight Committee; (5) recommend any required action regarding changes in fundamental and non-fundamental investment policies and restrictions, fund mergers or liquidations; (6) request and review information on the nature, extent and quality of services provided to the shareholders; (7) make recommendations to the Board concerning the approval or renewal of investment advisory agreements; and (8) undertake such other duties and responsibilities as may from time to time be delegated by the Board to the Performance Oversight Committee. The Board has adopted a written charter for the Performance Oversight Committee. During the fiscal year ended December 31, 2025, the Performance Oversight Committee met five times.

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Ad Hoc Topics Committee. The members of the Ad Hoc Topics Committee (the “Ad Hoc Topics Committee”) are Mark Stalnecker (Chair) and Claire A. Walton, both of whom are Independent Trustees, and John M. Perlowski, who serves as an interested Trustee. The principal responsibilities of the Ad Hoc Topics Committee are to (1) act on routine matters between meetings of the Board; (2) act on such matters as may require urgent action between meetings of the Board; and (3) exercise such other authority as may from time to time be delegated to the Ad Hoc Topics Committee by the Board. The Board has adopted a written charter for the Ad Hoc Topics Committee. During the fiscal year ended December 31, 2025, the Ad Hoc Topics Committee did not meet.

The Governance Committee has adopted a statement of policy that describes the experience, qualifications, skills and attributes that are necessary and desirable for potential Independent Trustee candidates (the “Statement of Policy”). The Board believes that each Independent Trustee satisfied, at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. Furthermore, in determining that a particular Independent Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Independent Trustees have balanced and diverse experience, skills, attributes and qualifications, which allow the Board to operate effectively in governing the Trust and protecting the interests of shareholders. Among the attributes common to all Independent Trustees are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the Fund’s investment adviser, sub-advisers, other service providers, counsel and the Independent Registered Public Accounting Firm, and to exercise effective business judgment in the performance of their duties as Trustees.

Each Trustee’s ability to perform his or her duties effectively is evidenced by his or her educational background or professional training; business, consulting, public service or academic positions; experience from service as a board member of the Trust and the other funds in the BlackRock Fund Complexes (and any predecessor funds), other investment funds, public companies, non-profit entities or other organizations; ongoing commitment to and participation in Board and Committee meetings, as well as his or her leadership of standing and ad hoc committees throughout the years; or other relevant life experiences.

Trustees Elect. Jeffrey Jarczyk and Marc D. Stern have been appointed as Trustees of the Trust effective July 1, 2026 (each, a “Trustee Elect”). Each Trustee Elect is expected to qualify as an Independent Trustee at the time of his service. Each Trustee Elect has been retained as a consultant to the Independent Trustees to assist the Independent Trustees in the performance of their duties to the Trust and is expected to serve in that capacity until July 1, 2026.

The table below discusses some of the experiences, qualifications and skills of each of the Trustees that support the conclusion that each Trustee should serve on the Board.

Trustees	Experience, Qualifications and Skills

Independent Trustees

Christopher J. Ailman	Christopher Ailman has more than 30 years of experience in the financial services industry, including most recently serving as Chief Investment Officer of the California State Teachers Retirement System (CalSTRS) from 2000 to June 2024 where he led its investment program. Mr. Ailman currently is a principal at Ailman Advisers. In addition, he has held various roles in the industry, including as member and chair of the asset owner committee of the Kroner Center for Financial Research, chairman of the North American Chapter of the 300 Club of Global CIOs, and co-chair of the Milken Global Capital Markets Advisory Council. These positions have provided Mr. Ailman with considerable investment expertise across asset classes and strategies, and insight and perspective on the markets and the economy. In addition, Mr. Ailman serves as a member of the Governance Committee and the Performance Oversight Committee.

Susan J. Carter	Susan J. Carter has over 35 years of experience in investment management. She has served as President & Chief Executive Officer of Commonfund Capital, Inc. (“CCI”), a registered investment adviser focused on non-profit investors, from 1997 to 2013, Chief Executive Officer of CCI from 2013 to 2014 and Senior Advisor to CCI in 2015. Ms. Carter also served as director of the Pacific Pension Institute from 2014 to 2018, trustee to the Financial Accounting Foundation from 2017 to 2021, Advisory Board Member for the Center for Private Equity and Entrepreneurship at Tuck School of Business from 1997 to 2021, Advisory Board Member for Bridges Fund Management from 2016 to 2018, Advisory Board Member for Girls Who Invest from 2015 to 2018 and Board Member thereof from 2018 to 2022, and Practitioner Advisory Board Member for Private Capital Research Institute (“PCRI”) from 2017 to 2024. She currently serves as Member of the President’s Counsel for CCI. These positions have provided her with insight and perspective on the markets and the economy.

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Trustees	Experience, Qualifications and Skills

Collette Chilton	Collette Chilton has over 20 years of experience in investment management. She held the position of Chief Investment Officer of Williams College from October 2006 to June 2023. Prior to that she was President and Chief Investment Officer of Lucent Asset Management Corporation, where she oversaw approximately $40 billion in pension and retirement savings assets for the company. These positions have provided her with insight and perspective on the markets and the economy.

Neil A. Cotty	Neil A. Cotty has more than 30 years of experience in the financial services industry, including 19 years at Bank of America Corporation and its affiliates, where he served, at different times, as the Chief Financial Officer of various businesses including Investment Banking, Global Markets, Wealth Management and Consumer and also served ten years as the Chief Accounting Officer for Bank of America Corporation. Mr. Cotty has been determined by the Audit Committee to be an audit committee financial expert, as such term is defined in the applicable Commission rules.

Henry R. Keizer	Henry R. Keizer brings over 40 years of executive, financial, operational, strategic and global expertise gained through his 35 year career at KPMG, a global professional services organization and by his service as a director to both publicly and privately held organizations. He has extensive experience with issues facing complex, global companies and expertise in financial reporting, accounting, auditing, risk management, and regulatory affairs for such companies. Mr. Keizer’s experience also includes service as an audit committee chair to both publicly and privately held organizations across numerous industries including professional services, property and casualty reinsurance, insurance, diversified financial services, banking, direct to consumer, business to business and technology. Mr. Keizer is a certified public accountant and also served on the board of the American Institute of Certified Public Accountants. Mr. Keizer has been determined by the Audit Committee to be an audit committee financial expert, as such term is defined in the applicable Commission rules.

Cynthia A. Montgomery	Cynthia A. Montgomery has served for over 20 years on the boards of registered investment companies, most recently as a member of the boards of certain BlackRock-advised Funds and predecessor funds, including the legacy Merrill Lynch Investment Managers, L.P. (“MLIM”) funds. The Board benefits from Ms. Montgomery’s more than 20 years of academic experience as a professor at Harvard Business School where she taught courses on corporate strategy and corporate governance. Ms. Montgomery also has business management and corporate governance experience through her service on the corporate boards of a variety of public companies. She has also authored numerous articles and books on these topics.

Donald C. Opatrny	Donald C. Opatrny has more than 40 years of business, oversight and executive experience, including through his service as president, director and investment committee chair for academic and not-for-profit organizations, and his experience as a partner, managing director and advisory director at Goldman Sachs for 32 years. He also has investment management experience as a board member of Athena Capital Advisors LLC.

Lori Richards	Lori Richards has more than 30 years of experience in the financial services industry, most notably as the first Director of the Office of Compliance Inspections and Examinations (“OCIE”) of the Securities and Exchange Commission (“SEC”) from 1995 to 2009. During 14 years as the Director of OCIE, she led the SEC’s nationwide examination oversight program for advisers, mutual funds, hedge funds, broker-dealers, stock exchanges, and other industry firms. Prior to that, from 1985 to 1995, she held various roles at the SEC, including Associate Director for Enforcement for the SEC’s Pacific Regional Office and executive assistant and senior advisor to then SEC Chairman Arthur Levitt. More recently, Ms. Richards served as Chief Compliance Officer of the Asset and Wealth Management global lines of business at JPMorgan Chase & Co. from 2013 to 2018 where she led its global compliance program, advised business leaders on compliance issues, oversaw risk assessment, monitoring, testing and training, and maintained relationships with regulators. In addition, Ms. Richards served as a member of the National Adjudicatory Council of the Financial Industry Regulatory Authority (FINRA) from 2019 to 2022 and held the chair and vice chair posts during her tenure. Prior thereto, from 2010 to 2013, she was a Principal at PricewaterhouseCoopers LLP (“PwC”) and co-leader of its Asset Management Regulatory group. At PwC, she assisted a broad range of financial services clients in designing and implementing risk management and compliance programs, and preparing for new regulatory expectations. These positions have provided her with insight and perspective on the markets and the economy, as well as asset management regulation and compliance. In addition, Ms. Richards serves as a member of the Audit Committee and the Compliance Committee.

Mark Stalnecker	Mark Stalnecker has gained a wealth of experience in investing and asset management from his over 13 years of service as the Chief Investment Officer of the University of Delaware as well as from his various positions with First Union Corporation, including Senior Vice President and State Investment Director of First Investment Advisors. The Board benefits from his experience and perspective as the Chief Investment Officer of a university endowment and from the oversight experience he gained from service on various private and non-profit boards.

Kenneth L. Urish	Kenneth L. Urish has served for over 15 years on the boards of registered investment companies, most recently as a member of the boards of certain BlackRock-advised Funds and predecessor funds, including the legacy BlackRock funds. He has over 30 years of experience in public accounting. Mr. Urish has served as a managing member of an accounting and consulting firm. Mr. Urish has been determined by the Audit Committee to be an audit committee financial expert, as such term is defined in the applicable Commission rules.

Claire A. Walton	Claire A. Walton has over 25 years of experience in investment management. She has served as the Chief Operating Officer and Chief Financial Officer of Liberty Square Asset Management, LP from 1998 to 2015, an investment manager that specialized in long/short non-U.S. equity investments, and was an owner and General Partner of Neon Liberty Capital Management, LLC from 2003 to 2023, a firm focusing on long/short equities in global emerging and frontier markets. These positions have provided her with insight and perspective on the markets and the economy. Ms. Walton has been determined by the Audit Committee to be an audit committee financial expert, as such term is defined in the applicable Commission rules.

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Trustees	Experience, Qualifications and Skills

Trustees Elect

Jeffrey Jarczyk	Mr. Jarczyk is a CPA and has more than 30 years of experience in the financial services industry, including over 19 years at Fidelity Investments, where he served, at different times, as the Chief Auditor and the Chief Accounting Officer of Fidelity Investments’ parent company, FMR LLC. Prior to working at Fidelity, Mr. Jarczyk was a partner at Deloitte and Arthur Andersen for approximately 17 years. These positions have allowed him to work extensively with audit and risk committees and company executives helping to identify, manage and mitigate risks for financial services companies.

Marc D. Stern	Mr. Stern has more than 30 years of experience in investing and asset management. Mr. Stern served as the Chief Executive Officer at Bessemer Trust, a wealth management business, for 13 years. During his tenure at Bessemer Trust, Mr. Stern served on the firm’s board of directors, chaired the board’s trust and investment committee, and led the firm’s executive committee. He also served as Bessemer’s Chief Investment Officer for 8 years, where he was Chair of the Investment Policy and Strategy Committee with responsibility for overall asset allocation and investment strategy. Mr. Stern also served as Chair of the Private Clients Investment group at AllianceBernstein. These positions provide Mr. Stern with insight and perspective into investment management, the economy, and fiduciary governance.

Interested Trustees

Robert Fairbairn	Robert Fairbairn has more than 25 years of experience with BlackRock, Inc. and over 30 years of experience in finance and asset management. In particular, Mr. Fairbairn’s positions as Vice Chairman of BlackRock, Inc., Member of BlackRock’s Global Operating Committee and Co-Chair of BlackRock’s Human Capital Committee provide the Board with a wealth of practical business knowledge and leadership. In addition, Mr. Fairbairn has global investment management and oversight experience through his former positions as Member of BlackRock’s Global Executive Committee, Global Head of BlackRock’s Retail and iShares® businesses, Head of BlackRock’s Global Client Group, Chairman of BlackRock’s international businesses and his previous oversight over BlackRock’s Strategic Partner Program and Strategic Product Management Group. Mr. Fairbairn also serves as a board member for the funds in the BlackRock Fixed-Income Complex.

John M. Perlowski	John M. Perlowski’s experience as Managing Director of BlackRock, Inc. since 2009, as the Head of BlackRock Global Accounting and Product Services since 2009, and as President and Chief Executive Officer of the BlackRock-advised Funds provides him with a strong understanding of the BlackRock-advised Funds, their operations, and the business and regulatory issues facing the BlackRock-advised Funds. Mr. Perlowski’s prior position as Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, and his former service as Treasurer and Senior Vice President of the Goldman Sachs Mutual Funds and as Director of the Goldman Sachs Offshore Funds provides the Board with the benefit of his experience with the management practices of other financial companies. Mr. Perlowski also serves as a board member for the funds in the BlackRock Fixed-Income Complex. Mr. Perlowski is a member of Blackrock’s Global Executive Committee.

Biographical Information

Certain biographical and other information relating to the Trustees of the Trust is set forth below, including their address and year of birth, principal occupations for at least the last five years, length of time served, total number of registered investment companies and investment portfolios overseen in the BlackRock-advised Funds and any currently held public company and other investment company directorships.

Name and Year of Birth[1,2]	Position(s) Held (Length of Service)[3]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years

Independent Trustees

Mark Stalnecker 1951	Chair of the Board (Since 2019) and Trustee (Since 2015)	Chief Investment Officer, University of Delaware from 1999 to 2013; Trustee and Chair of the Finance and Investment Committees, Winterthur Museum and Country Estate from 2005 to 2016; Member of the Investment Committee, Delaware Public Employees’ Retirement System from 2002 to 2024; Member of the Investment Committee, Christiana Care Health System from 2009 to 2017; Member of the Investment Committee, Delaware Community Foundation from 2013 to 2014; Director and Chair of the Audit Committee, SEI Private Trust Co. from 2001 to 2014.	26 RICs consisting of 169 Portfolios	None

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Name and Year of Birth[1,2]	Position(s) Held (Length of Service)[3]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years

Christopher J. Ailman 1958	Trustee (Since 2024)	Principal, Ailman Advisers, since 2024; Chief Investment Officer, California State Teachers Retirement System (CalSTRS) from 2000 to 2024.	26 RICs consisting of 169 Portfolios	None

Susan J. Carter 1956	Trustee (Since 2016)	Trustee, Financial Accounting Foundation from 2017 to 2021; Advisory Board Member, Center for Private Equity and Entrepreneurship at Tuck School of Business from 1997 to 2021; Director, Pacific Pension Institute from 2014 to 2018; Senior Advisor, CCI (investment adviser) in 2015; Chief Executive Officer, CCI from 2013 to 2014; President & Chief Executive Officer, CCI from 1997 to 2013; Advisory Board Member, Girls Who Invest from 2015 to 2018 and Board Member thereof from 2018 to 2022; Advisory Board Member, Bridges Fund Management from 2016 to 2018; Practitioner Advisory Board Member, PCRI from 2017 to 2024; Lecturer in the Practice of Management, Yale School of Management since 2019; Advisor to Finance Committee, Altman Foundation from 2020 to 2024; Investment Committee Member, Tostan since 2021; Member of the President’s Counsel, Commonfund since 2023.	26 RICs consisting of 169 Portfolios	None

Collette Chilton 1958	Trustee (Since 2015)	Trustee, UC Berkeley Foundation Board since 2024; Committee member, Oxford University Endowment Management since 2024; Senior advisor, Insignia since 2024; Chief Investment Officer, Williams College from 2006 to 2023; Chief Investment Officer, Lucent Asset Management Corporation from 1998 to 2006; Director, Boys and Girls Club of Boston since 2017; Director, B1 Capital since 2018; Director, David and Lucile Packard Foundation since 2020.	26 RICs consisting of 169 Portfolios	None

Neil A. Cotty 1954	Trustee (Since 2016)	Bank of America Corporation from 1996 to 2015, serving in various senior finance leadership roles, including Chief Accounting Officer from 2009 to 2015, Chief Financial Officer of Global Banking, Markets and Wealth Management from 2008 to 2009, Chief Accounting Officer from 2004 to 2008, Chief Financial Officer of Consumer Bank from 2003 to 2004, Chief Financial Officer of Global Corporate Investment Bank from 1999 to 2002.	26 RICs consisting of 169 Portfolios	None

Henry R. Keizer 1956	Trustee (Since 2019)	Director, Park Indemnity Ltd. (captive insurer) from 2010 to 2022.	26 RICs consisting of 169 Portfolios	GrafTech International Ltd. (materials manufacturing); WABCO (commercial vehicle safety systems) from 2015 to 2020; Sealed Air Corp. (packaging); Hertz Global Holdings (car rental) from 2015 to 2021.

Cynthia A. Montgomery 1952	Trustee (Since 2009)	Professor, Harvard Business School since 1989.	26 RICs consisting of 169 Portfolios	None

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Name and Year of Birth[1,2]	Position(s) Held (Length of Service)[3]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years

Donald C. Opatrny 1952	Trustee (Since 2019)	Chair of the Board of Phoenix Art Museum since 2022 and Trustee thereof since 2018; Chair of the Investment Committee of The Arizona Community Foundation since 2022 and Trustee thereof since 2020; Director, Athena Capital Advisors LLC (investment management firm) from 2013 to 2020; Trustee, Vice Chair, Member of the Executive Committee and Chair of the Investment Committee, Cornell University from 2004 to 2019; Member of Affordable Housing Supply Board of Jackson, Wyoming from 2017 to 2022; Member, Investment Funds Committee, State of Wyoming from 2017 to 2023; Member of the Investment Committee, Mellon Foundation from 2009 to 2015; President, Trustee and Member of the Investment Committee, The Aldrich Contemporary Art Museum from 2007 to 2014; Trustee and Chair of the Investment Committee, Community Foundation of Jackson Hole since 2014.	26 RICs consisting of 169 Portfolios	None

Lori Richards 1960	Trustee (Since 2024)	Trustee, SEC Historical Society since 2018; Trustee, Garrett College Foundation since 2019; Director, PharmaCann, Inc. from 2021 to 2024; Director, Wahed Invest from 2022 to 2024.	26 RICs consisting of 169 Portfolios	None

Kenneth L. Urish 1951	Trustee (Since 2009)	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Past-Chairman of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001, Emeritus since 2022; Principal, UP Strategic Wealth Investment Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007; Member, Advisory Board, ESG Competent Boards since 2020.	26 RICs consisting of 169 Portfolios	None

Claire A. Walton 1957	Trustee (Since 2016)	Director/Treasurer, Reading Community Trust since 2024; Advisory Board Member, Grossman School of Business at the University of Vermont since 2023; Advisory Board Member, Scientific Financial Systems since 2022; General Partner of Neon Liberty Capital Management, LLC from 2003 to 2023; Chief Operating Officer and Chief Financial Officer of Liberty Square Asset Management, LP from 1998 to 2015; Director, Boston Hedge Fund Group from 2009 to 2018; Director, Massachusetts Council on Economic Education from 2013 to 2015; Director, Woodstock Ski Runners from 2013 to 2022.	26 RICs consisting of 169 Portfolios	None

Trustees Elect[4]

Jeffrey Jarczyk 1964	Trustee Elect	Director, The Friends of the Public Garden since 2021; Executive Vice President, Chief Auditor, Fidelity Investments from 2016 to 2021; Executive Vice President, Chief Accounting Officer, Fidelity Investments from 2007 to 2016.	26 RICs consisting of 169 Portfolios	None

Marc D. Stern 1962	Trustee Elect	Chief Executive Officer and Director, Bessemer Trust from 2013 to 2026.	26 RICs consisting of 169 Portfolios	None

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Name and Year of Birth[1,2]	Position(s) Held (Length of Service)[3]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years

Interested Trustees[5]

Robert Fairbairn 1965	Trustee (Since 2018)	Vice Chairman of BlackRock, Inc. since 2019; Member of BlackRock’s Global Operating Committees; Co-Chair of BlackRock’s Human Capital Committee; Senior Managing Director of BlackRock, Inc. from 2010 to 2019; oversaw BlackRock’s Strategic Partner Program and Strategic Product Management Group from 2012 to 2019; Member of the Board of Managers of BlackRock Investments, LLC from 2011 to 2018; Global Head of BlackRock’s Retail and iShares® businesses from 2012 to 2016.	76 RICs consisting of 252 Portfolios	None

John M. Perlowski[6] 1964	Trustee (Since 2015) President and Chief Executive Officer (Since 2010)	Managing Director of BlackRock, Inc. since 2009; Head of BlackRock Global Accounting and Product Services since 2009; Advisory Director of Family Resource Network (charitable foundation) since 2009. Member of BlackRock’s Global Executive Committee since 2025.	78 RICs consisting of 254 Portfolios	None

[1]	The address of each Trustee is c/o BlackRock, Inc., 50 Hudson Yards, New York, New York 10001.
[2]	Independent Trustees serve until their resignation, retirement, removal or death, or until December 31 of the year in which they turn 75. The Board may determine to extend the terms of Independent Trustees on a case-by-case basis, as appropriate.
[3]	In connection with the acquisition of Barclays Global Investors by BlackRock, Inc. in December 2009, certain Independent Trustees were elected to the Board. Furthermore, effective January 1, 2019, three BlackRock Fund Complexes were realigned and consolidated into two BlackRock Fund Complexes. As a result, although the chart shows the year that each Independent Trustee joined the Board, certain Independent Trustees first became members of the boards of other BlackRock-advised Funds as follows: Cynthia A. Montgomery, 1994; Kenneth L. Urish, 1999; Henry R. Keizer, 2016; Donald C. Opatrny, 2015.
[4]	Jeffrey Jarczyk and Marc D. Stern have been appointed as Trustees of the Trust effective July 1, 2026. Each Trustee Elect is expected to qualify as an Independent Trustee at the time of his service. Each Trustee Elect has been retained as a consultant to the Independent Trustees to assist the Independent Trustees in the performance of their duties to the Trust and is expected to serve in that capacity until July 1, 2026.
[5]	Mr. Fairbairn and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust and MIP based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr. Perlowski are also board members of the BlackRock Fixed-Income Complex.
[6]	Mr. Perlowski is also a trustee of the BlackRock Credit Strategies Fund and BlackRock Private Investments Fund.

Certain biographical and other information relating to the officers of the Trust who are not Trustees is set forth below, including their address and year of birth, principal occupations for at least the last five years and length of time served.

Name and Year of Birth[1,2]	Position(s) Held (Length of Service)	Principal Occupation(s) During Past Five Years

Officers Who Are Not Trustees

Roland Villacorta 1971	Vice President (Since 2022)	Managing Director of BlackRock, Inc. since 2002; Head of Global Cash Management and Head of Securities Lending within BlackRock’s Global Markets Group since 2022; Member of BlackRock’s Global Operating Committee since 2016 and Human Capital Committee since 2023.

Jennifer McGovern 1977	Vice President (Since 2014)	Managing Director of BlackRock, Inc. since 2016.

Trent Walker 1974	Chief Financial Officer (Since 2021)	Managing Director of BlackRock, Inc. since 2019; Executive Vice President of PIMCO from 2016 to 2019.

Jay M. Fife 1970	Treasurer (Since 2009)	Managing Director of BlackRock, Inc. since 2007.

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Name and Year of Birth[1,2]	Position(s) Held (Length of Service)	Principal Occupation(s) During Past Five Years

Aaron Wasserman 1974	Chief Compliance Officer (Since 2023)	Managing Director of BlackRock, Inc. since 2018; Chief Compliance Officer of the BlackRock-advised funds in the BlackRock Multi-Asset Complex, the BlackRock Fixed-Income Complex and the iShares Complex since 2023; Deputy Chief Compliance Officer for the BlackRock-advised funds in the BlackRock Multi-Asset Complex, the BlackRock Fixed-Income Complex and the iShares Complex from 2014 to 2023.

Lisa Belle 1968	Anti-Money Laundering Compliance Officer (Since 2019)	Managing Director of BlackRock, Inc. since 2019; Global Financial Crime Head for Asset and Wealth Management of JP Morgan from 2013 to 2019.

Janey Ahn 1975	Secretary (Since 2019)	Managing Director of BlackRock, Inc. since 2018.

[1]	The address of each Officer is c/o BlackRock, Inc., 50 Hudson Yards, New York, New York 10001.
[2]	Officers of the Trust and MIP serve at the pleasure of the Board.

Share Ownership Information. Information relating to each Trustee’s share ownership in the Fund and in all BlackRock-advised Funds that are currently overseen by the respective Trustee (“Supervised Funds”) as of December 31, 2025 is set forth in the chart below. Amounts shown may include shares as to which a Trustee has indirect beneficial ownership, such as through participation in certain family accounts, 529 college savings plan interests, or similar arrangements where the Trustee has beneficial economic interest but not a direct ownership interest.

Name	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in Supervised Funds

Independent Trustees

Christopher J. Ailman	None	Over $100,000

Susan J. Carter	None	Over $100,000

Collette Chilton	None	Over $100,000

Neil A. Cotty	None	Over $100,000

Henry R. Keizer	None	Over $100,000

Cynthia A. Montgomery	None	Over $100,000

Donald C. Opatrny	None	Over $100,000

Lori Richards	None	None

Mark Stalnecker	None	Over $100,000

Kenneth L. Urish	None	Over $100,000

Claire A. Walton	None	Over $100,000

Interested Trustees

Robert Fairbairn	None	Over $100,000

John M. Perlowski	None	Over $100,000

Ownership of Securities of Certain Entities. As of April 2, 2026, the Trustees and officers of the Trust as a group directly or indirectly owned an aggregate of less than 1% of any class of the outstanding shares of the Fund. As of December 31, 2025, none of the Independent Trustees of the Trust or their immediate family members owned beneficially or of record any securities of the Fund’s investment adviser, principal underwriter, or any person directly or indirectly controlling, controlled by, or under common control with such entities.

Compensation of Trustees. Each Trustee who is an Independent Trustee is paid as compensation an annual retainer of $375,000 per year for his or her services as a board member of the BlackRock-advised Funds in the BlackRock Multi-Asset Complex, including the Trust and MIP, and a $20,000 board meeting fee to be paid for each in-person board meeting attended (and may receive a board meeting fee for telephonic attendance at board meetings), for up to five board meetings held in a calendar year (compensation for meetings in excess of

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this number to be determined on a case-by-case basis), together with out-of-pocket expenses in accordance with a board policy on travel and other business expenses relating to attendance at meetings. The Chairs of the Audit Committee, Compliance Committee, Governance Committee and Performance Oversight Committee are paid as compensation an additional annual retainer of $45,000, respectively. The Chair of the Board is paid an additional annual retainer of $150,000.

Each Trustee Elect currently serves as a consultant to the Independent Trustees in the performance of the Independent Trustees’ duties to the Trust and is paid compensation at the same rate as the compensation paid to any Independent Trustees who are not the Chair of the Board or a Chair of a Committee. This compensation arrangement will continue until July 1, 2026, when each Trustee Elect is expected to begin serving as an Independent Trustee and will be compensated in a manner similar to other Independent Trustees.

The following table sets forth the compensation MIP paid to the Trustees on behalf of the Master Portfolio for the fiscal year ended December 31, 2025 and the aggregate compensation paid to them by all BlackRock-advised Funds for the calendar year ended December 31, 2025. The Trustees received no additional compensation from the Trust on behalf of the Fund.

Name	Compensation from the Master Portfolio	Estimated Annual Benefits upon Retirement	Aggregate Compensation from the Master Portfolio and Other BlackRock- Advised Funds[1]

Independent Trustees

Christopher J. Ailman	$12,119	None	$445,000

Susan J. Carter	$12,119	None	$445,000

Collette Chilton	$12,119	None	$445,000

Neil A. Cotty	$12,616	None	$467,500

Henry R. Keizer[2]	$13,617	None	$490,000

Cynthia A. Montgomery[3]	$13,617	None	$490,000

Donald C. Opatrny[4]	$13,617	None	$490,000

Lori Richards	$12,119	None	$445,000

Mark Stalnecker[5]	$17,113	None	$595,000

Kenneth L. Urish	$12,119	None	$445,000

Claire A. Walton[6]	$13,617	None	$490,000

Interested Trustees

Robert Fairbairn	None	None	None

John M. Perlowski	None	None	None

[1]	For the number of BlackRock-advised Funds from which each Trustee receives compensation, see “Biographical Information” beginning on page 27.
[2]	Chair of the Audit Committee.
[3]	Chair of the Governance Committee.
[4]	Chair of the Performance Oversight Committee.
[5]	Chair of the Board and Chair of the Ad Hoc Topics Committee.
[6]	Chair of the Compliance Committee.

Codes of Ethics. The Trust, BFA and BlackRock Investments, LLC, the Fund’s distributor (the “Distributor”) have adopted Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Codes of Ethics permit personnel subject to the Codes of Ethics to invest in securities, subject to certain limitations, including securities that may be purchased or held by the Fund. The Codes of Ethics are on public file with, and are available from, the SEC.

Proxy Voting Policies of the Master Portfolio. The Board of Trustees of MIP has delegated the voting of proxies for the Master Portfolio’s securities to the Manager pursuant to the Open-End Active and Fixed Income Index Fund Proxy Voting Policy (the "Active Fund Proxy Voting Policy").

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With respect to the Master Portfolio, the Manager has adopted the BlackRock Active Investment Stewardship — Global Engagement and Voting Guidelines (the "BAIS Guidelines").

If the Master Portfolio invests in an underlying fund managed by BlackRock, the Master Portfolio will use its proxy voting policy when voting on proxies for the underlying fund while the underlying fund will use its proxy voting policy when voting proxies on investments the underlying fund holds. Therefore, the Master Portfolio may use the Active Fund Proxy Voting Policy while an underlying fund may use the Index Equity Fund Proxy Voting Policy, and the opposite is also true.

Copies of the Active Fund Proxy Voting Policy and the BAIS Guidelines are attached as Appendix A to this SAI. Only those guidelines that are applicable to the Master Portfolio pursuant to the Active Fund Proxy Voting Policy are considered to form a part of the Fund’s SAI.

Information on how the Master Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, (i) at www.blackrock.com/proxyrecords and (ii) on the Commission’s website at http://www.sec.gov.

Shareholder Communication to the Board of Trustees. The Board of Trustees has established a process for shareholders to communicate with the Board of Trustees. Shareholders may contact the Board of Trustees by mail. Correspondence should be addressed to BlackRock Funds III Board of Trustees, c/o BlackRock, Inc., 50 Hudson Yards, New York, NY 10001. Shareholder communication to the Board of Trustees should include the following information: (a) the name and address of the shareholder; (b) the number of shares owned by the shareholder; (c) the Fund(s) of which the shareholder owns shares; and (d) if these shares are owned indirectly through a broker, financial intermediary or other record owner, the name of the broker, financial intermediary or other record owner. All correspondence received as set forth above shall be reviewed by the Secretary of the Trust and reported to the Board of Trustees.

Potential Conflicts of Interest. Certain activities of BlackRock, Inc., BlackRock Advisors, LLC, BFA and the other subsidiaries of BlackRock, Inc. (collectively referred to in this section as “BlackRock”) and their respective directors, officers or employees, with respect to the Fund and/or other accounts managed by BlackRock, may give rise to actual or perceived conflicts of interest such as those described below.

BlackRock is one of the world’s largest asset management firms. BlackRock, its subsidiaries and their respective directors, officers and employees, including the business units or entities and personnel who may be involved in the investment activities and business operations of the Fund, are engaged worldwide in businesses, including managing equities, fixed income securities, cash and alternative investments, and other financial services, and have interests other than that of managing the Fund. These are considerations of which investors in the Fund should be aware, and which may cause conflicts of interest that could disadvantage the Fund and its shareholders. These businesses and interests include potential multiple advisory, transactional, financial and other relationships with, or interests in companies and interests in securities or other instruments that may be purchased or sold by the Fund.

BlackRock has proprietary interests in, and may manage or advise with respect to, accounts or funds (including separate accounts and other funds and collective investment vehicles) that have investment objectives similar to those of the Fund and/or that engage in transactions in the same types of securities, currencies and instruments as the Fund. BlackRock is also a major participant in the global currency, equities, swap and fixed income markets, in each case, for the accounts of clients and, in some cases, on a proprietary basis. As such, BlackRock is or may be actively engaged in transactions in the same securities, currencies, and instruments in which the Fund invests.

Such activities could affect the prices and availability of the securities, currencies, and instruments in which the Fund invests, which could have an adverse impact on the Fund’s performance. Such transactions, particularly in respect of most proprietary accounts or client accounts, will be executed independently of the Fund’s transactions and thus at prices or rates that may be more or less favorable than those obtained by the Fund.

In addition, the portfolio holdings of certain BlackRock-advised investment vehicles managed in an identical or substantially similar manner as certain funds are made publicly available on a more timely basis than the

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applicable fund. In some cases, such portfolio holdings are made publicly available on a daily basis. While not expected, it is possible that a recipient of portfolio holdings information for such an investment vehicle could cause harm to a fund that is managed in an identical or substantially similar manner, including by trading ahead of or against such fund based on the information received.

When BlackRock seeks to purchase or sell the same assets for client accounts, including the Fund, the assets actually purchased or sold may be allocated among the accounts on a basis determined in its good faith discretion to be equitable. In some cases, this system may adversely affect the size or price of the assets purchased or sold for the Fund. In addition, transactions in investments by one or more other accounts managed by BlackRock may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Fund, particularly, but not limited to, with respect to small capitalization, emerging market or less liquid strategies. This may occur with respect to BlackRock-advised accounts when investment decisions regarding the Fund are based on research or other information that is also used to support decisions for other accounts. When BlackRock implements a portfolio decision or strategy on behalf of another account ahead of, or contemporaneously with, similar decisions or strategies for the Fund, market impact, liquidity constraints, or other factors could result in the Fund receiving less favorable trading results and the costs of implementing such decisions or strategies could be increased or the Fund could otherwise be disadvantaged. BlackRock may, in certain cases, elect to implement internal policies and procedures designed to limit such consequences, which may cause the Fund to be unable to engage in certain activities, including purchasing or disposing of securities, when it might otherwise be desirable for it to do so. Conflicts may also arise because portfolio decisions regarding the Fund may benefit other accounts managed by BlackRock. For example, the sale of a long position or establishment of a short position by the Fund may impair the price of the same security sold short by (and therefore benefit) BlackRock or its other accounts or funds, and the purchase of a security or covering of a short position in a security by the Fund may increase the price of the same security held by (and therefore benefit) BlackRock or its other accounts or funds.

BlackRock, on behalf of other client accounts, on the one hand, and the Fund, on the other hand, may invest in or extend credit to different parts of the capital structure of a single issuer. BlackRock may pursue rights, provide advice or engage in other activities, or refrain from pursuing rights, providing advice or engaging in other activities, on behalf of other clients with respect to an issuer in which the Fund has invested, and such actions (or refraining from action) may have a material adverse effect on the Fund. In situations in which clients of BlackRock (including the Fund) hold positions in multiple parts of the capital structure of an issuer, BlackRock may not pursue certain actions or remedies that may be available to the Fund, as a result of legal and regulatory requirements or otherwise. BlackRock addresses these and other potential conflicts of interest based on the facts and circumstances of particular situations. For example, BlackRock may determine to rely on information barriers between different business units or portfolio management teams. BlackRock may also determine to rely on the actions of similarly situated holders of loans or securities rather than, or in connection with, taking such actions itself on behalf of the Fund.

In addition, to the extent permitted by applicable law, certain funds may invest their assets in other funds advised by BlackRock, including funds that are managed by one or more of the same portfolio managers, which could result in conflicts of interest relating to asset allocation, timing of fund purchases and redemptions, and increased remuneration and profitability for BlackRock and/or its personnel, including portfolio managers.

Third parties, including service providers to BlackRock or the Fund, may sponsor events (including, but not limited to, marketing and promotional activities and presentations, educational training programs and conferences) for registered representatives, other professionals and individual investors. There is a potential conflict of interest as such sponsorships may defray the costs of such activities to BlackRock, and may provide an incentive to BlackRock to retain such third parties to provide services to the Fund.

In certain circumstances, BlackRock, on behalf of the Fund, may seek to buy from or sell securities to another fund or account advised by BlackRock. BlackRock may (but is not required to) effect purchases and sales between BlackRock clients (“cross trades”), including the Fund, if BlackRock believes such transactions are appropriate based on each party’s investment objectives and guidelines, subject to applicable law and

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regulation. There may be potential conflicts of interest or regulatory issues relating to these transactions which could limit BlackRock’s decision to engage in these transactions for the Fund. BlackRock may have a potentially conflicting division of loyalties and responsibilities to the parties in such transactions.

BlackRock and its clients may pursue or enforce rights with respect to an issuer in which the Fund has invested, and those activities may have an adverse effect on the Fund. As a result, prices, availability, liquidity and terms of the Fund’s investments may be negatively impacted by the activities of BlackRock or its clients, and transactions for the Fund may be impaired or effected at prices or terms that may be less favorable than would otherwise have been the case.

The results of the Fund’s investment activities may differ significantly from the results achieved by BlackRock for its proprietary accounts or other accounts (including investment companies or collective investment vehicles) that it manages or advises. It is possible that one or more accounts managed or advised by BlackRock and such other accounts will achieve investment results that are substantially more or less favorable than the results achieved by the Fund. Moreover, it is possible that the Fund will sustain losses during periods in which one or more proprietary or other accounts managed or advised by BlackRock achieve significant profits. The opposite result is also possible.

From time to time, the Fund may be restricted from purchasing or selling securities, or from engaging in other investment activities because of regulatory, legal or contractual requirements applicable to BlackRock or other accounts managed or advised by BlackRock, and/or the internal policies of BlackRock designed to comply with such requirements. As a result, there may be periods, for example, when BlackRock will not initiate or recommend certain types of transactions in certain securities or instruments with respect to which BlackRock is performing services or when position limits have been reached. For example, the investment activities of BlackRock for its proprietary accounts and accounts under its management may limit the investment opportunities for the Fund in certain emerging and other markets in which limitations are imposed upon the amount of investment, in the aggregate or in individual issuers, by affiliated foreign investors.

In connection with its management of the Fund, BlackRock may have access to certain fundamental analysis and proprietary technical models developed by BlackRock. BlackRock will not be under any obligation, however, to effect transactions on behalf of the Fund in accordance with such analysis and models. In addition, BlackRock will not have any obligation to make available any information regarding its proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Fund and it is not anticipated that BlackRock will have access to such information for the purpose of managing the Fund. The proprietary activities or portfolio strategies of BlackRock, or the activities or strategies used for accounts managed by BlackRock or other client accounts could conflict with the transactions and strategies employed by BlackRock in managing the Fund.

The Fund may be included in investment models developed by BlackRock for use by clients and financial advisors. To the extent clients invest in these investment models and increase the assets under management of the Fund, the investment management fee amounts paid by the Fund to BlackRock may also increase. The net asset value and liquidity of the Fund may be impacted by purchases and sales of the Fund by model-driven investment portfolios, as well as by BlackRock itself and by its advisory clients.

In addition, certain principals and certain employees of the Fund’s investment adviser are also principals or employees of other business units or entities within BlackRock. As a result, these principals and employees may have obligations to such other business units or entities or their clients and such obligations to other business units or entities or their clients may be a consideration of which investors in the Fund should be aware.

BlackRock may enter into transactions and invest in securities, instruments and currencies on behalf of the Fund in which clients of BlackRock, or, to the extent permitted by the Commission and applicable law, BlackRock, serves as the counterparty, principal or issuer. In such cases, such party’s interests in the transaction will be adverse to the interests of the Fund, and such party may have no incentive to assure that the Fund obtains the best possible prices or terms in connection with the transactions. In addition, the purchase, holding and sale of such investments by the Fund may enhance the profitability of BlackRock.

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BlackRock may also create, write or issue derivatives for clients, the underlying securities, currencies or instruments of which may be those in which the Fund invests or which may be based on the performance of the Fund. Additionally, an affiliate of BlackRock will create, write or issue options, which may be based on the performance of certain Funds. BlackRock has entered into an arrangement with Markit Indices Limited, the index provider for underlying fixed-income indexes used by certain iShares ETFs, related to derivative fixed-income products that are based on such iShares ETFs. Trading activity in these derivative products could also potentially lead to greater liquidity for such products, increased purchase activity with respect to these iShares ETFs and increased assets under management for BlackRock.

The Fund may, subject to applicable law, purchase investments that are the subject of an underwriting or other distribution by BlackRock and may also enter into transactions with other clients of BlackRock where such other clients have interests adverse to those of the Fund. At times, these activities may cause business units or entities within BlackRock to give advice to clients that may cause these clients to take actions adverse to the interests of the Fund. To the extent such transactions are permitted, the Fund will deal with BlackRock on an arms-length basis.

To the extent authorized by applicable law, BlackRock may act as broker, dealer, agent, lender or adviser or in other commercial capacities for the Fund. It is anticipated that the commissions, mark-ups, mark-downs, financial advisory fees, underwriting and placement fees, sales fees, financing and commitment fees, brokerage fees, other fees, compensation or profits, rates, terms and conditions charged by BlackRock will be in its view commercially reasonable, although BlackRock, including its sales personnel, will have an interest in obtaining fees and other amounts that are favorable to BlackRock and such sales personnel, which may have an adverse effect on the Fund. Index based funds may use an index provider that is affiliated with another service provider of the Fund or BlackRock that acts as a broker, dealer, agent, lender or in other commercial capacities for the Fund or BlackRock.

Subject to applicable law, BlackRock (and its personnel and other distributors) will be entitled to retain fees and other amounts that they receive in connection with their service to the Fund as broker, dealer, agent, lender, adviser or in other commercial capacities. No accounting to the Fund or their shareholders will be required, and no fees or other compensation payable by the Fund or their shareholders will be reduced by reason of receipt by BlackRock of any such fees or other amounts.

When BlackRock acts as broker, dealer, agent, adviser or in other commercial capacities in relation to the Fund, BlackRock may take commercial steps in its own interests, which may have an adverse effect on the Fund.

The Fund will be required to establish business relationships with its counterparties based on the Fund’s own credit standing. BlackRock will not have any obligation to allow its credit to be used in connection with the Fund’s establishment of its business relationships, nor is it expected that the Fund’s counterparties will rely on the credit of BlackRock in evaluating the Fund’s creditworthiness.

BTC, an affiliate of BlackRock, pursuant to SEC exemptive relief, acts as securities lending agent to, and receives a share of securities lending revenues from, the Fund. BlackRock will also receive compensation for managing the reinvestment of the cash collateral from securities lending. There are potential conflicts of interests in managing a securities lending program, including but not limited to: (i) BlackRock as securities lending agent may have an incentive to, among other things, increase or decrease the amount of securities on loan or to lend particular securities in order to generate additional risk-adjusted revenue for BlackRock and its affiliates; and (ii) BlackRock as securities lending agent may have an incentive to allocate loans to clients that would provide more revenue to BlackRock. As described further below, BlackRock seeks to mitigate this conflict by providing its securities lending clients with equal lending opportunities over time in order to approximate pro rata allocation.

As part of its securities lending program, BlackRock indemnifies the Fund and certain other clients and/or funds against a shortfall in collateral in the event of borrower default. On a regular basis, BlackRock calculates the potential dollar exposure of collateral shortfall resulting from a borrower default (“shortfall

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risk”) in the securities lending program. BlackRock establishes program-wide borrower limits (“credit limits”) to actively manage borrower-specific credit exposure. BlackRock oversees the risk model that calculates projected collateral shortfall values using loan-level factors such as loan and collateral type and market value as well as specific borrower credit characteristics. When necessary, BlackRock may adjust securities lending program attributes by restricting eligible collateral or reducing borrower credit limits. As a result, the management of program-wide exposure as well as BlackRock-specific indemnification exposure may affect the amount of securities lending activity BlackRock may conduct at any given point in time by reducing the volume of lending opportunities for certain loans (including by asset type, collateral type and/or revenue profile).

BlackRock may decline to make a securities loan on behalf of the Fund, discontinue lending on behalf of the Fund or terminate a securities loan on behalf of the Fund for any reason, including but not limited to regulatory requirements and/or market rules, liquidity considerations, or credit considerations, which may impact the Fund by reducing or eliminating the volume of lending opportunities for certain types of loans, loans in particular markets, loans of particular securities or types of securities, or for loans overall. In addition, some borrowers may prefer certain BlackRock lenders that provide additional protections against lender default that are favored by their prudential regulation.

BlackRock uses a predetermined systematic process in order to approximate pro rata allocation over time. In order to allocate a loan to a portfolio: (i) BlackRock as a whole must have sufficient lending capacity pursuant to the various program limits (i.e. indemnification exposure limit and borrower credit limits); (ii) the lending portfolio must hold the asset at the time a loan opportunity arrives; and (iii) the lending portfolio must also have enough inventory, either on its own or when aggregated with other portfolios into one single market delivery, to satisfy the loan request. In doing so, BlackRock seeks to provide equal lending opportunities for all portfolios, independent of whether BlackRock indemnifies the portfolio. Equal opportunities for lending portfolios does not guarantee equal outcomes. Specifically, short and long-term outcomes for individual clients may vary due to asset mix, asset/liability spreads on different securities, and the overall limits imposed by the firm.

Purchases and sales of securities and other assets for the Fund may be bunched or aggregated with orders for other BlackRock client accounts, including with accounts that pay different transaction costs solely due to the fact that they have different research payment arrangements. BlackRock, however, is not required to bunch or aggregate orders if portfolio management decisions for different accounts are made separately, or if they determine that bunching or aggregating is not practicable or required, or in cases involving client direction.

Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Fund will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Fund. In addition, under certain circumstances, the Fund will not be charged the same commission or commission equivalent rates in connection with a bunched or aggregated order.

BlackRock, unless prohibited by applicable law, may cause the Fund or account to pay a broker or dealer a commission for effecting a transaction that exceeds the amount another broker or dealer would have charged for effecting the same transaction in recognition of the value of brokerage and research services provided by that broker or dealer. Under the European Union Markets in Financial Instruments Directive (Directive 2014/65/EU) and Markets in Financial Instruments Regulation (Regulation (EU) No 600/2014) (together “MiFID II”), European Union’s (the “EU”) investment managers, including BlackRock International Limited (“BIL”) which acts as a sub-adviser to certain funds, pay for research from brokers and dealers directly out of their own resources, rather than through client commissions.

Subject to applicable law, BlackRock may select brokers that furnish BlackRock, the Fund, other BlackRock client accounts or personnel, directly or through correspondent relationships, with research or other appropriate services which provide, in BlackRock’s view, appropriate assistance to BlackRock in the

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investment decision-making process (including with respect to futures, fixed-price offerings and Over-the-counter (“OTC”) transactions). Such research or other services may include, to the extent permitted by law, research reports on companies, industries and securities; economic and financial data; financial publications; proxy analysis; trade industry seminars; computer data bases; research-oriented software and other services and products.

Research or other services obtained in this manner may be used in servicing any or all of the Fund and other BlackRock client accounts, including in connection with BlackRock client accounts other than those that pay commissions to the broker relating to the research or other service arrangements. Such products and services may disproportionately benefit other BlackRock client accounts relative to the Fund based on the amount of brokerage commissions paid by the Fund and such other BlackRock client accounts. For example, research or other services that are paid for through one client’s commissions may not be used in managing that client’s account. In addition, other BlackRock client accounts may receive the benefit, including disproportionate benefits, of economies of scale or price discounts in connection with products and services that may be provided to the Fund and to such other BlackRock client accounts. To the extent that BlackRock uses soft dollars, it will not have to pay for those products and services itself.

BlackRock, unless prohibited by applicable law, may endeavor to execute trades through brokers who, pursuant to such arrangements, provide research or other services in order to ensure the continued receipt of research or other services BlackRock believes are useful in its investment decision-making process. BlackRock may from time to time choose not to engage in the above described arrangements to varying degrees. BlackRock, unless prohibited by applicable law, may also enter into commission sharing arrangements under which BlackRock may execute transactions through a broker-dealer and request that the broker-dealer allocate a portion of the commissions or commission credits to another firm that provides research to BlackRock. To the extent that BlackRock engages in commission sharing arrangements, many of the same conflicts related to traditional soft dollars may exist.

BlackRock may utilize certain electronic crossing networks (“ECNs”) (including, without limitation, ECNs in which BlackRock has an investment or other interest, to the extent permitted by applicable law) in executing client securities transactions for certain types of securities. These ECNs may charge fees for their services, including access fees and transaction fees. The transaction fees, which are similar to commissions or markups/markdowns, will generally be charged to clients and, like commissions and markups/markdowns, would generally be included in the cost of the securities purchased. Access fees may be paid by BlackRock even though incurred in connection with executing transactions on behalf of clients, including the Fund. In certain circumstances, ECNs may offer volume discounts that will reduce the access fees typically paid by BlackRock. BlackRock will only utilize ECNs consistent with its obligation to seek to obtain best execution in client transactions.

BlackRock owns a minority interest in, and is a member of, Members Exchange (“MEMX”), a newly created U.S. stock exchange. Transactions for the Fund may be executed on MEMX if third party brokers select MEMX as the appropriate venue for execution of orders placed by BlackRock traders on behalf of client portfolios.

BlackRock has adopted policies and procedures designed to prevent conflicts of interest from influencing proxy voting decisions that it makes on behalf of advisory clients, including the Fund, and to help ensure that such decisions are made in accordance with BlackRock’s fiduciary obligations to its clients. Nevertheless, notwithstanding such proxy voting policies and procedures, actual proxy voting decisions of BlackRock may have the effect of favoring the interests of other clients or businesses of other divisions or units of BlackRock, provided that BlackRock believes such voting decisions to be in accordance with its fiduciary obligations. For a more detailed discussion of these policies and procedures, see “Proxy Voting Policies and Procedures.”

It is also possible that, from time to time, BlackRock and/or its advisory clients (including other funds and separately managed accounts) may, subject to compliance with applicable law, purchase and hold shares of the Fund. Increasing the Fund’s assets may enhance investment flexibility and diversification and may

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contribute to economies of scale that tend to reduce the Fund’s expense ratio. BlackRock reserves the right, subject to compliance with applicable law, to redeem at any time some or all of the shares of the Fund acquired for its own accounts. A large redemption of shares of the Fund by BlackRock could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund’s investment flexibility, portfolio diversification and expense ratio. BlackRock seeks to consider the effect of redemptions on the Fund and other shareholders in deciding whether to redeem its shares but is not obligated to do so and may elect not to do so.

It is possible that the Fund may invest in securities of, or engage in transactions with, companies in which BlackRock has significant debt or equity investments or other interests. The Fund may also invest in issuances (such as structured notes) by entities for which BlackRock provides and is compensated for cash management services relating to the proceeds from the sale of such issuances. In making investment decisions for the Fund, BlackRock is not permitted to obtain or use material non-public information acquired by any unit of BlackRock, in the course of these activities. In addition, from time to time, the activities of BlackRock may limit the Fund’s flexibility in purchases and sales of securities. As indicated below, BlackRock may engage in transactions with companies in which BlackRock-advised funds or other clients of BlackRock have an investment.

BlackRock and its personnel and other financial service providers may have interests in promoting sales of the Fund. With respect to BlackRock and its personnel, the remuneration and profitability relating to services to and sales of the Fund or other products may be greater than remuneration and profitability relating to services to and sales of certain funds or other products that might be provided or offered. BlackRock and its sales personnel may directly or indirectly receive a portion of the fees and commissions charged to the Fund or their shareholders. BlackRock and its advisory or other personnel may also benefit from increased amounts of assets under management. Fees and commissions may also be higher than for other products or services, and the remuneration and profitability to BlackRock and such personnel resulting from transactions on behalf of or management of the Fund may be greater than the remuneration and profitability resulting from other funds or products.

BlackRock may provide valuation assistance to certain clients with respect to certain securities or other investments and the valuation recommendations made for such clients’ accounts may differ from the valuations for the same securities or investments assigned by the Fund’s pricing vendors, especially if such valuations are based on broker-dealer quotes or other data sources unavailable to the Fund’s pricing vendors. While BlackRock will generally communicate its valuation information or determinations to the Fund’s pricing vendors and/or fund accountants, there may be instances where the Fund’s pricing vendors or fund accountants assign a different valuation to a security or other investment than the valuation for such security or investment determined or recommended by BlackRock.

BlackRock and its directors, officers and employees, may buy and sell securities or other investments for their own accounts and may have conflicts of interest with respect to investments made on behalf of the Fund. As a result of differing trading and investment strategies or constraints, positions may be taken by directors, officers and employees of BlackRock that are the same, different from or made at different times than positions taken for the Fund. To lessen the possibility that the Fund will be adversely affected by this personal trading, the Fund, BRIL and BlackRock each have adopted a Code of Ethics in compliance with Section 17(j) of the Investment Company Act that restricts securities trading in the personal accounts of investment professionals and others who normally come into possession of information regarding the Fund’s portfolio transactions. Each Code of Ethics is also available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov, and copies may be obtained, after paying a duplicating fee, by e-mail at publicinfo@sec.gov.

BlackRock will not purchase securities or other property from, or sell securities or other property to, the Fund, except that the Fund may in accordance with rules or guidance adopted under the Investment Company Act engage in transactions with another Fund or accounts that are affiliated with the Fund as a result of common officers, directors, or investment advisers or pursuant to exemptive orders granted to the Fund and/

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or BlackRock by the Commission. These transactions would be effected in circumstances in which BlackRock determined that it would be appropriate for the Fund to purchase and another client of BlackRock to sell, or the Fund to sell and another client of BlackRock to purchase, the same security or instrument on the same day. From time to time, the activities of the Fund may be restricted because of regulatory requirements applicable to BlackRock and/or BlackRock’s internal policies designed to comply with, limit the applicability of, or that otherwise relate to such requirements. A client not advised by BlackRock would not be subject to some of those considerations. There may be periods when BlackRock may not initiate or recommend certain types of transactions, or may otherwise restrict or limit its advice regarding certain securities or instruments issued by or related to companies for which BlackRock is performing advisory or other services or has proprietary positions. For example, when BlackRock is engaged to provide advisory or risk management services for a company, BlackRock may be prohibited from or limited in purchasing or selling securities of that company on behalf of the Fund, particularly where such services result in BlackRock obtaining material non-public information about the company (e.g., in connection with participation in a creditors’ committee). Moreover, applicable provisions of the Investment Company Act or other regulatory considerations may restrict a Fund or BlackRock from effecting certain portfolio transactions or taking other actions in respect of an investment on behalf of a Fund, including where BlackRock and/or clients advised by BlackRock already have an interest in such issuer or the investment. Similar situations could arise if personnel of BlackRock serve as directors of companies the securities of which the Fund wish to purchase or sell. However, if permitted by applicable law, and where consistent with BlackRock’s policies and procedures (including the necessary implementation of appropriate information barriers), the Fund may purchase securities or instruments that are issued by such companies, are the subject of an advisory or risk management assignment by BlackRock, or where personnel of BlackRock are directors or officers of the issuer.

BlackRock has adopted and implemented policies and procedures that are designed to address potential conflicts that arise in connection with the advisory services BlackRock provides to the Fund and other clients. Certain BlackRock advisory personnel may take views, and make decisions or recommendations, that are different than or opposite those of other BlackRock advisory personnel. Certain portfolio management teams within BlackRock may make decisions or take (or refrain from taking) actions with respect to clients they advise in a manner different than or adverse to the decisions made or the actions taken (or not taken) by the Fund’s portfolio management teams. The various portfolio management teams may not share information with each other, including as a result of certain information barriers and other policies, and will not have any obligation or other duty to do so.

BlackRock has established certain information barriers and other policies to address the sharing of information between different businesses within BlackRock, including, effective on or about January 21, 2025, with respect to personnel responsible with managing portfolios and voting proxies with respect to certain index equity portfolios versus those responsible for managing portfolios and voting proxies with respect to all other portfolios. As a result of information barriers, certain units of BlackRock generally will not have access, or will have limited access, to certain information and personnel, including senior personnel, in other units of BlackRock, and generally will not manage the Fund with the benefit of information possessed by such other units. Therefore, BlackRock may not be able to review potential investments for the Fund with the benefit of information held by certain areas of BlackRock.

BlackRock may determine to move certain personnel, businesses, or business units from one side of an information barrier to the other side of the information barrier. In connection therewith, BlackRock personnel, businesses, and business units that were moved will no longer have access to the information and personnel from the side of the information barrier from which they were moved. Information obtained in connection with such changes to information barriers may limit or restrict the ability of BlackRock to engage in or otherwise effect transactions on behalf of the Fund (including purchasing or selling securities that BlackRock may otherwise have purchased or sold for a client in the absence of a change to an information barrier). Information barriers may not have their intended impact due to, for example, changes in applicable law or inadvertent crossings of the barriers, and actions by personnel on one side of a barrier may impact the potential actions of personnel on the other side of a barrier.

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Although the information barriers are intended to allow for independent portfolio management decision-making and proxy voting among certain BlackRock businesses, the investment activities of BlackRock for BlackRock clients, as well as BlackRock’s proprietary accounts, may nonetheless limit the investment strategies and rights of other clients (including the Fund). As BlackRock’s assets under management increases, BlackRock clients may face greater negative impacts due to ownership restrictions and limitations imposed by laws, regulations, rules, regulators, or issuers. For example, in certain circumstances where a BlackRock client invests in securities issued by companies that operate in certain industries (e.g., banking, insurance, and utilities) or in certain emerging or international markets, or are subject to regulatory or corporate ownership restrictions (e.g., with mechanisms such as poison pills in place to prevent takeovers), or where a BlackRock client invests in certain futures and derivatives, there may be limits on the aggregate amount invested by BlackRock for its clients and BlackRock’s proprietary accounts that may not be exceeded without the grant of a license or other regulatory or corporate approval, order, consent, relief, waiver or non-disapproval or, if exceeded, may cause BlackRock or its clients to be subject to enforcement actions, disgorgement of share ownership or profits, regulatory restrictions, complex compliance reporting, increased compliance costs or suffer disadvantages or business restrictions. In light of certain restrictions, BlackRock may also seek to make indirect investments (e.g., using derivatives) on behalf of its clients to receive exposure to certain securities in excess of the applicable ownership restrictions and limitations when legally permitted that will expose such clients to additional costs and additional risks, including any risks associated with investing in derivatives. There may be limited availability of derivatives that provide indirect exposure to an impacted security. BlackRock clients can be subject to more than one ownership limitation depending on each client’s holdings, and each ownership limitation can impact multiple securities held by the client. Certain clients or shareholders may have their own overlapping obligations to monitor their compliance with ownership limitations across their investments.

If certain aggregate ownership thresholds are reached either through the actions of BlackRock or a BlackRock client or as a result of corporate actions by the issuer, the ability of BlackRock on behalf of clients to purchase or dispose of investments, or exercise rights (including voting) or undertake business transactions, may be restricted by law, regulation, rule, or organizational documents or otherwise impaired. For example, to meet the requirements of an ownership limitation or restriction, a client may be unable to purchase or directly hold a security the client would otherwise purchase or hold. The limitation or restriction may be based on the holdings of other BlackRock clients instead of the specific client being restricted. For index funds, this means a fund may not be able to track its index as closely as it would if it was not subject to an ownership limitation or restriction because the fund cannot acquire the amount of the impacted security included in its index. BlackRock on behalf of its clients may limit purchases, sell existing investments, utilize indirect investments, utilize information barriers, or otherwise restrict, forgo, or limit the exercise of rights (including transferring, outsourcing, or limiting voting rights or forgoing the right to receive dividends) when BlackRock, in its sole discretion, deems it appropriate in light of potential regulatory or other restrictions on ownership or other consequences resulting from reaching investment thresholds. These types of restrictions could negatively impact a client’s performance or ability to meet its investment objective.

When BlackRock or a BlackRock client is subject to an ownership limitation, BlackRock may in its discretion seek permission from the applicable issuers or regulators to exceed the limitation. However, there is no guarantee that permission will be granted, or that, once granted, it will not be modified or revoked at a later date with minimal or no notice. The issuer and/or regulator may also require that BlackRock on behalf of itself and its clients take or refrain from taking certain actions in connection with the approval, order, consent, relief or non-disapproval, which BlackRock may accept if it believes the benefits outweigh the costs and may limit

BlackRock from taking actions that it otherwise would take. In those circumstances where ownership thresholds or limitations must be observed, BlackRock seeks to allocate limited investment opportunities equitably among clients, taking into consideration benchmark weight and investment strategy. BlackRock may adopt certain controls designed to prevent the occurrence of a breach of any applicable ownership threshold or limits, including, for example, when ownership in certain securities nears an applicable threshold,

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BlackRock may limit additional purchases in such securities. If client holdings of an issuer exceed an applicable threshold and BlackRock is unable to obtain relief to enable the continued holding of such investments, it may be necessary to reduce these positions to meet the applicable limitations and BlackRock or such client may be subject to regulatory actions. In these cases, the investments will be sold in a manner that BlackRock deems fair and equitable over time.

Ownership limitations are highly complex. It is possible that, despite BlackRock’s intent to either comply with or be granted permission to exceed ownership limitations, it may inadvertently breach a limit or violate the corporate or regulatory approval, order, consent, relief or non-disapproval that was obtained.

In addition to the foregoing, other ownership thresholds may trigger reporting requirements to governmental and regulatory authorities, and such reports may entail the disclosure of the identity of a client or BlackRock’s intended strategy with respect to such security or asset.

BlackRock may maintain securities indices. To the extent permitted by applicable laws, the Fund may seek to license and use such indices as part of their investment strategy. Index based funds that seek to track the performance of securities indices also may use the name of the index or index provider in the fund name. Index providers, including BlackRock (to the extent permitted by applicable law), may be paid licensing fees for use of their index or index name. In instances where BlackRock charges a unitary management fee, BlackRock may have a financial incentive to use a BlackRock index that is less costly to BlackRock than a third party index. BlackRock may benefit from the Fund using BlackRock indices by creating increasing acceptance in the marketplace for such indices. BlackRock is not obligated to license its indices to the Fund and the Fund is under no obligation to use BlackRock indices. Any fund that enters into a license for a BlackRock index cannot be assured that the terms of any index licensing agreement with BlackRock will be as favorable as those terms offered to other licensees.

BlackRock may enter into contractual arrangements with third-party service providers to the Fund (e.g., custodians, administrators and index providers) pursuant to which BlackRock receives fee discounts or concessions in recognition of BlackRock’s overall relationship with such service providers. BlackRock may also enter into contractual arrangements with such service providers pursuant to which BlackRock incurs additional costs if the service provider’s services are terminated with respect to the Fund. To the extent that BlackRock is responsible for paying service providers out of its fees that it receives from the Fund, the benefits of lower fees, including any fee discounts or concessions, or any additional savings, may accrue, in whole or in part, to BlackRock, which could result in conflicts of interest relating to the use or termination of service providers to the Fund. In addition, conflicts of interest may arise with respect to contractual arrangements with third-party service providers to the Fund, or the selection of such providers, particularly in circumstances where BlackRock is negotiating on behalf of both funds that have a unitary management fee and those that do not or different service providers have different fee structures.

Conflicts of interest may arise as a result of simultaneous investment management of multiple client accounts by the BlackRock’s investment professionals. For example, differences in the advisory fee structure may create the appearance of actual or potential conflicts of interest because such differences could create pecuniary incentives for BlackRock to favor one client account over another.

BlackRock owns or has an ownership interest in certain trading, portfolio management, operations and/or information systems used by Fund service providers. These systems are, or will be, used by the Fund service provider in connection with the provision of services to accounts managed by BlackRock and funds managed and sponsored by BlackRock, including the Fund, that engage the service provider (typically the custodian). The Fund’s service provider remunerates BlackRock for the use of the systems. The Fund service provider’s payments to BlackRock for the use of these systems may enhance the profitability of BlackRock.

BlackRock’s receipt of fees from a service provider in connection with the use of systems provided by BlackRock may create an incentive for BlackRock to recommend that the Fund enter into or renew an arrangement with the service provider.

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In recognition of a BlackRock client’s overall relationship with BlackRock, BlackRock may offer special pricing arrangements for certain services provided by BlackRock. Any such special pricing arrangements will not affect Fund fees and expenses applicable to such client’s investment in the Fund.

Present and future activities of BlackRock and its directors, officers and employees, in addition to those described in this section, may give rise to additional conflicts of interest.

Control Persons and Principal Holders of Securities

To the knowledge of the Trust, the following owned of record or beneficially 5% or more of a class of the Fund’s shares as of April 1, 2026:

Name of Share Class	Name and Address of Shareholder	Percentage of Share Class

Institutional Shares	BOFA SECURITIES, INC. 100 N. TRYON STREET, 34TH FLOOR Charlotte, NC 28255	29.74%

	MAC & CO 500 GRANT ST. RM. 151-1010 Pittsburgh, PA 15258	16.21%

	THE TRUSTEES OF THE UNIVERSITY OF PENNSYLVANIA ATTN: OFFICE OF THE TREASURER 3451 WALNUT STREET, SUITE 737 Philadelphia, PA 19104	8.91%

	D. E. SHAW OCULUS HOLDINGS, LLC TWO MANHATTAN WEST NINTH AVENUE, 52ND FLOOR New York, NY 10001	5.59%

	SEI PRIVATE TRUST COMPANY C/O HSBC 1 FREEDOM VALLEY DRIVE OAKS, PA 19456	5.54%

SL Agency Shares	ISHARES SHORT TREASURY BOND ETF (SEC LENDING) C/O BLACKROCK INSTITUTIONAL TRUST COMPANY 400 HOWARD STREET, FOUNDRY SQUARE I San Francisco, CA 94105	11.73%

	BANK OF NEW YORK MELLON FBO ISHARES CORE S&P SMALL-CAP ETF 240 GREENWICH STREET New York, NY 10007	7.07%

	ISHARES CORE U.S. AGGREGATE BOND ETF (SEC LENDING) C/O BLACKROCK INSTITUTIONAL TRUST COMPANY 400 HOWARD STREET FOUNDRY SQUARE I San Francisco, CA 94105	6.81%

	JPMORGAN CHASE BANK, N.A. FBO ISHARES CORE S&P 500 ETF S 13029 4 CHASE METROTECH CENTER FLOOR 3 BROOKLYN, NY 11245	6.77%

	ISHARES 7-10 YEAR TREASURY BOND ETF (SEC LENDING) C/O BLACKROCK INSTITUTIONAL TRUST COMPANY 400 HOWARD STREET, FOUNDRY SQUARE I San Francisco, CA 94105	5.02%

For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to “control” such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of the Fund, or is identified as the holder of record of more than 25% of the Fund and has voting and/or investment powers, such shareholder may be presumed to control the Fund.

Investment Adviser and Other Service Providers

Investment Adviser. The Fund is a feeder fund in a master/feeder structure. As a result the Fund invests all of its assets in the Master Portfolio. The Master Portfolio has retained BFA as the investment adviser to manage its assets.

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Advisory Fees. BFA is entitled to receive monthly fees at the annual rate of 0.10% of the Master Portfolio’s average daily net assets. From time to time, BFA may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Master Portfolio and, accordingly, have a favorable impact on its performance. BFA has contractually agreed to waive a portion of its management fees and accept payment at an annual rate of 0.07% through June 30, 2027 with respect to the Master Portfolio. Pursuant to the investment advisory contract between BFA and MIP on behalf of the Master Portfolio (“Advisory Contract”), BFA furnishes MIP’s Board of Trustees with periodic reports on the investment strategy and performance of the Master Portfolio.

BFA is an indirect majority-owned subsidiary of BlackRock, Inc.

The Advisory Contract is subject to annual approval by (i) MIP’s Board of Trustees or (ii) the vote of a majority (as defined in the 1940 Act) of the outstanding voting interests of the Master Portfolio, provided that in either event the continuance also is approved by a majority of MIP’s Independent Trustees, by a vote cast in person at a meeting called for the purpose of voting on such approval. The Advisory Contract is terminable without penalty, on 60 days’ written notice, by either party. The Advisory Contract will terminate automatically, as to the Master Portfolio, in the event of its assignment (as defined in the 1940 Act).

For the past three fiscal years, the Master Portfolio paid to BFA the following management fees, net of waivers and/or offsetting credits:

Fiscal Year Ended December 31,
2023	2024	2025

$14,915,434	$16,807,012	$15,279,269

For the past three fiscal years, BFA waived the following management fees with respect to the Master Portfolio:

Fiscal Year Ended December 31,
2023	2024	2025

$6,477,141	$7,298,056	$6,618,743

The fees and expenses of the Independent Trustees of MIP, counsel to the Independent Trustees of MIP, and the independent registered public accounting firm that provides audit services in connection with the Master Portfolio (collectively referred to as the “MIP Independent Expenses”) are paid directly by the Master Portfolio. Each of BAL and BFA, as applicable, has contractually undertaken to reimburse or provide an offsetting credit to the Master Portfolio for such MIP Independent Expenses through June 30, 2027.

For the past three fiscal years, BFA provided an offsetting credit for MIP Independent Expenses, in the amounts shown, against management fees paid by the Master Portfolio:

Fiscal Year Ended December 31,
2023	2024	2025

$197,583	$221,785	$164,630

Administrator. The Trust has engaged BAL to provide certain administration services to the Fund. Pursuant to an Administration Agreement with the Trust, BAL and its affiliates provide as administration services, among other things: supervision of the administrative operation of the Trust and the Fund, provision of management reporting and treasury administration services, financial reporting, legal and tax services, and preparation of proxy statements and shareholder reports for the Fund. BAL and its affiliates also furnish office space and certain facilities required for conducting the business of the Trust together with all other administrative services that are not being furnished by BFA. BAL and its affiliates also pay the compensation of the Trust’s Trustees who are not Independent Trustees and of officers and employees who are affiliated with the Trust. For providing such services, BAL is entitled to a monthly fee at an annual rate of 0.05% of the Fund’s average daily net assets attributable to Institutional Shares, 0.07% of the Fund’s average daily net assets attributable to Capital Shares, 0.10% of the Fund’s average daily net assets attributable to Premium Shares, 0.15% of the Fund’s average daily net assets attributable to Select Shares (0.13% pursuant to BAL’s contractual agreement to waive a portion of its administration fees attributable to Select Shares through June 30, 2027) and 0.38% of the Fund’s average daily net assets attributable to Trust Shares.

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BAL also may engage and supervise Shareholder Servicing Agents, as defined in “Shareholder Servicing Agents” below, on behalf of the Fund.

In addition, BAL has agreed to bear all costs of the Fund’s and the Trust’s operations, including, in the case of Institutional Shares, shareholder servicing fees of up to 0.05%, in the case of Capital Shares, shareholder servicing fees of up to 0.07%, in the case of Premium Shares, shareholder servicing fees of up to 0.10%, in the case of Select Shares, shareholder servicing fees of up to 0.15%, and, in the case of Trust Shares, shareholder servicing fees of up to 0.25% and processing fees of up to 0.13%, but not including brokerage expenses, advisory fees, distribution plan expenses, certain fees and expenses related to the Trust’s Independent Trustees and their counsel, auditing fees, litigation expenses, taxes or other extraordinary expenses.

BAL has agreed to bear all costs of the Master Portfolio’s and MIP’s operations, other than brokerage expenses, management fees, distribution plan expenses, MIP Independent Expenses, litigation expenses, taxes or other extraordinary expenses. Expenses attributable only to the Master Portfolio will be charged only against the assets of the Master Portfolio. General expenses of MIP will be allocated among its portfolios in a manner that is proportionate to the net assets of the Master Portfolio, on a transactional basis as the Board of Trustees deems equitable.

BAL is not entitled to compensation for providing administration services to the Master Portfolio for so long as BAL is entitled to compensation for providing administration services to the Fund that invests substantially all of its assets in the Master Portfolio, or BAL or an affiliate receives management fees from the Master Portfolio. The Fund allocates all expenses of the Master Portfolio, including the Master Portfolio’s management fee, to each share class in proportion to the aggregate net asset value of such class as compared to all classes of the Fund in accordance with the Fund’s multi-class plan under Rule 18f-3 under the 1940 Act.

For the past three fiscal years, the Fund paid the following administration fees to BAL, net of waivers and/or offsetting credits:

Fiscal Year Ended December 31,
2023	2024	2025

$5,489,587	$6,546,787	$5,965,730

For the past three fiscal years, BAL waived the following administration fees with respect to the Fund:

Fiscal Year Ended December 31,
2023	2024	2025

$0	$0	$0

The fees and expenses of the Independent Trustees of the Trust, counsel to the Independent Trustees of the Trust, and the independent registered public accounting firm that provides audit services in connection with the Fund (collectively referred to as the “Independent Expenses”) are paid directly by the Fund. Each of BAL and BFA, as applicable, has contractually undertaken to reimburse or provide an offsetting credit to the Fund for such Independent Expenses through June 30, 2027.

For the past three fiscal years, BAL provided an offsetting credit, in the amounts shown, against administration fees paid with respect to the Fund:

Fiscal Year Ended December 31,
2023	2024	2025

$10,944	$11,494	$11,497

Distributor. BlackRock Investments, LLC (previously defined as the “Distributor”) is the distributor for the Fund’s shares. The Distributor is a registered broker-dealer located at 50 Hudson Yards, New York, NY 10001.

The Fund has entered into a distribution agreement with the Distributor in connection with the continuous offering of shares of the Fund (the “Distribution Agreement”). The Distribution Agreement obligates the

45

Distributor to pay certain expenses in connection with the offering of shares of the Fund. After the prospectuses, statements of additional information and periodic reports have been prepared, set in type and mailed to shareholders, the Distributor pays for the printing and distribution of these documents used in connection with the offering to dealers and investors. The Distributor also pays for other supplementary sales literature and advertising costs.

Shareholders of Premium, Capital, Institutional, Select and Trust Shares of the Fund do not pay any fees for distribution services.

Shareholder Servicing Agents. Premium, Capital, Institutional, Select and Trust Shares of the Fund have adopted a Shareholder Servicing Plan pursuant to which they have entered into Shareholder Servicing Agreements with BAL and certain financial institutions, securities dealers and other industry professionals (including BlackRock, the Distributor and their affiliates) (collectively, “Shareholder Servicing Agents”), and BAL may also enter into Shareholder Servicing Agreements with such Shareholder Servicing Agents for the provision of certain services to fund shareholders.

Trust Shares of the Fund have also adopted a Shareholder Servicing and Processing Plan pursuant to which they or BAL have entered into Shareholder Servicing and Processing Agreements with certain Shareholder Servicing Agents for providing services to the Trust Class shareholders.

The Shareholder Servicing Plan services provided by BAL or Shareholder Servicing Agents may include serving as an agent of the Fund for purposes of accepting orders for purchases and redemptions of Fund shares, providing administrative support and account service such as processing purchases and redemptions of shares on behalf of individual and omnibus Fund accounts, answering shareholder inquiries, keeping records, transmitting reports and communications from the Fund, and providing reports on the status of individual and omnibus accounts. Shareholder Servicing Agents may provide these services, in whole or in part, by operating electronic transaction systems or websites through which shareholders may obtain information or engage in purchase or redemption transactions of Fund shares. By operating these systems or providing other services described above, the Shareholder Servicing Agents make the Fund available to their clients.

A Shareholder Servicing Agent may make decisions about which investment options it will service and make available to its clients based on the payments the Shareholder Servicing Agent may be eligible to receive for its services. Therefore, payments to a Shareholder Servicing Agent may create potential conflicts of interest between the Shareholder Servicing Agent and its clients where the Shareholder Servicing Agent determines which investment options it will make available to those clients.

Pursuant to its Administration Agreement with the Trust, as described in the section entitled “Administrator,” BAL pays shareholder servicing fees to certain Shareholder Servicing Agents in amounts not exceeding maximum fee rates approved by the Trust’s Board of Trustees, for those shareholder servicing, sub-administration, recordkeeping, sub-transfer agency and processing services that the Shareholder Servicing Agents perform for their clients that would otherwise be performed by BAL or the Fund’s other service providers. For providing some or all of these services, each Shareholder Servicing Agent is entitled to receive a monthly fee at the annual rate of up to 0.05% of the average daily net assets of the Fund represented by Institutional Shares owned, up to 0.07% of the average daily net assets of the Fund represented by Capital Shares owned, up to 0.10% of the average daily net assets of the Fund represented by Premium Shares owned, up to 0.15% of the average daily net assets of the Fund represented by Select Shares owned, and up to 0.25% of the average daily net assets of the Fund represented by Trust Shares owned during the period for which payment is being made by investors with whom the Shareholder Servicing Agent maintains a servicing relationship, or an amount that equals the maximum amount payable to the Shareholder Servicing Agent under applicable laws, regulations or rules, including the NASD Conduct Rules, whichever is less.

Pursuant to the Shareholder Servicing and Processing Plan for Trust Shares, Shareholder Servicing Agents provide personal services relating to the aggregation and processing of purchase and redemption orders, processing of dividend payments, certain sub-accounting services, transmission and receipt of funds in connection with purchase and redemption orders, verification of certain personal information in connection

46

with the purchase or redemption of Fund shares, and generating and distributing periodic statements and other information as required. For these services, each Shareholder Servicing Agent is entitled to receive a monthly processing fee at the annual rate of up to 0.13% of the average daily net assets of the Fund represented by Trust Shares owned during the period for which payment is being made by investors with whom the Shareholder Servicing Agent maintains a servicing arrangement.

A Shareholder Servicing Agent also may impose certain conditions on its customers, subject to the terms of the Fund’s Prospectuses and this SAI, that are in addition to or different from those imposed by the Trust, such as requiring a minimum initial investment or payment of a separate fee for additional services.

Shareholder Servicing Agents may charge their clients additional fees for account-related services. Shareholder Servicing Agents may charge their customers a service fee in connection with the purchase or redemption of Fund shares. The amount and applicability of such a fee is determined and disclosed to its customers by each individual Shareholder Servicing Agent. Service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in the Prospectuses and this SAI. Your Shareholder Servicing Agent will provide you with specific information about any service fees you will be charged.

Other Payments by the Fund. In addition to shareholder servicing fees that the Fund may pay to Shareholder Servicing Agents of the Fund pursuant to a Shareholder Servicing Plan and fees the Fund pays to its transfer agent, BFA, on behalf of the Fund, may enter into non-Plan agreements with affiliated and unaffiliated brokers, dealers, financial institutions, insurance companies, retirement plan record-keepers and other financial intermediaries (including BlackRock, BRIL and their affiliates, and entities that may also be serving as distribution agents or Shareholder Servicing Agents of the Fund) (collectively, “Service Organizations”) pursuant to which the Fund will pay a Service Organization for administrative, networking, recordkeeping, sub-transfer agency, sub-accounting and/or shareholder services. These non-Plan payments are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a Service Organization or (2) a fixed dollar amount for each account serviced by a Service Organization. The aggregate amount of these payments may be substantial.

Additional Payments by BlackRock. From time to time, BlackRock, BRIL and/or their affiliates (referred to in this section collectively as “BlackRock”) may compensate Service Organizations for the sale and distribution of shares of the Fund, for services to the Fund and its shareholders and/or for data provision or technology support. A Service Organization may perform these obligations itself or may arrange for a third party to perform them. BlackRock may also make payments to Service Organizations as part of an effort to enhance its business relationship with such entities trading on technology platforms. These payments, which are not made pursuant to a Shareholder Servicing Plan or distribution plan or otherwise paid by the Fund, are referred to as “Additional Payments” herein.

Additional Payments are made from BlackRock’s own assets (which may come directly or indirectly from fees paid by the Fund to BlackRock for various services, such as investment advisory services). These payments are not an additional charge to the Fund or its shareholders and do not change the price paid by shareholders for the purchase of the Fund’s shares or the amount the Fund receives as proceeds from such purchases. Additional Payments made to Service Organizations are in addition to any distribution or shareholder servicing fees paid under any Plan of the Fund, any sales charges, commissions or other concessions described in the Prospectuses or this SAI, and any administrative, networking, recordkeeping, sub-transfer agency or sub-accounting fees payable by the Fund. Pursuant to applicable FINRA regulations, the details of certain of these payments, including the Service Organizations receiving such payments in connection with the sale and distribution of Fund shares, are required to be disclosed. While FINRA regulations limit the sales charges that shareholders may bear, there are no limits with regard to the amounts that BlackRock may pay out of its own assets.

Additional Payments may be made as a fixed dollar amount, may be based on the number of customer accounts maintained by a Service Organization, may be based on a percentage of the value of shares sold to, or held by, customers of the Service Organization involved, or may be calculated on another basis.

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BlackRock negotiates Additional Payments with each Service Organization on an individual basis. Additional Payments may be different for different Service Organizations, and some Service Organizations may be paid pursuant to more than one of the calculations described above. Not all Service Organizations receive Additional Payments. Sales-based payments primarily create incentives to make new sales of shares of the Fund, and asset-based payments primarily create incentives to retain previously sold shares of the Fund. The level of payments made to these Service Organizations in any year will vary and may be limited to specific share classes. In certain cases, these payments may be subject to certain minimum payment levels.

The aggregate amount of Additional Payments made by BlackRock may be substantial and may be significant to certain Service Organizations. The categories of Additional Payments listed below are not mutually exclusive. The same Service Organization, or one or more of its affiliates, may receive payments under more than one category of Additional Payments.

A. Distribution and Marketing Support

Additional Payments may be made by BlackRock for distribution and marketing support activities. These payments may take the form of, among other things, “due diligence” payments for a Service Organization’s examination of the Fund; payments for providing extra employee training and information relating to the Fund; fees for access (in some cases on a preferential basis) to the Service Organization’s registered representatives, salespersons or other personnel, including at sales meetings and conferences; “shelf space” payments for placing the Fund on the Service Organization’s platform(s); “listing” fees for the placing of the Fund on a dealer’s list (which may be a preferred or recommended list) of mutual funds available for purchase by its customers or in certain sales programs from time to time; fees for providing assistance in promoting the sale of the Fund’s shares (which may include promotions in communications with the Service Organization’s customers, registered representatives, salespersons and/or other personnel); payments for the sale of shares and/or the maintenance of share balances; transaction fees (also referred to as “ticket charges”); and payments for infrastructure support. These payments normally will not exceed the sum of (a) 0.25% of such year’s Fund sales by that Service Organization, and (b) 0.21% of the assets attributable to that Service Organization invested in the Fund.

B. Shareholder Services

Many Fund shares are owned or held by Service Organizations for the benefit of their customers. In these situations, the Fund may not maintain accounts in the name of the customers, and Service Organizations may perform some of the functions for these customers’ accounts that the transfer agent would have performed if the accounts had been in the customers’ names on the Fund’s books. Such services include sub-accounting services, shareholder servicing and transaction processing services and are sometimes referred to as “recordkeeping,” “sub-transfer agency,” “sub-accounting,” “networking” and/or “administrative” services. Additional Payments may exceed amounts that would be earned on these assets by the transfer agent for the performance of these or similar services. These Additional Payments made by BlackRock are in addition to any transfer agent, shareholder servicing and transaction processing fees paid by the Fund, as applicable.

C. Data Provision and Technology Support

BlackRock may make Additional Payments to Service Organizations for the provision of certain analytical or other data services relating to the Fund, such as statistical information regarding sales of the Fund, or technology support. Such Additional Payments are generally made as a fixed dollar amount, and not based on assets or sales.

D. Service Organizations Receiving Additional Payments

As of the date of this SAI, the Service Organizations listed below, and, in some cases, certain of the Service Organization’s affiliates, may be receiving one or more types of Additional Payments. This list may change over time, and BlackRock may pay Service Organizations or their affiliates additional types of Additional

48

Payments in the future. Please contact your Service Organization to determine whether it or its affiliate currently may be receiving such payments and to obtain further information regarding any such payments.

&Partners

AccuTech Systems Corporation

ADP Broker-Dealer, Inc.

Advisor Credit Exchange, LLC

Advisor Group, Inc.

AE Wealth Management, LLC

Alight Solutions LLC

Allianz Life Financial Services, LLC

Allianz Life Insurance Company of New York

Allianz Life Insurance Company of North America

Altruist Financial LLC

American Enterprise Investment Services, Inc.

American General Life Insurance Company

American United Life Insurance Company

Annuity Investors Life Insurance Company

Argent Institutional Trust Company

Ascensus Broker Dealer Services, Inc.

Ascensus, Inc.

Atomic Brokerage LLC

Avantax Investment Services, LLC

Bancroft Capital LLC

Bank of America, N.A.

Bank of New York Mellon

Barclays Capital Inc.

Benefit Plans Administrative Services, Inc.

Benefit Trust Company

Beta Capital Securities LLC

bfinance US Ltd.

BlackRock Advisors, LLC

BMO Capital Markets Corp.

BNP Paribas

BNP Paribas Investment Partners UK Limited

BNY Mellon, N.A.

BofA Securities, Inc.

BOKF, N.A.

Brighthouse Life Insurance Company

Brighthouse Life Insurance Company of NY

Broadridge Business Process Outsourcing, LLC

Brown Brothers Harriman & Co.

Cabrera Capital Markets, LLC

Capital One, N.A.

Cetera Advisor Networks LLC

Cetera Advisors LLC

Cetera Financial Group

Cetera Financial Specialists LLC

Cetera Investment Services LLC

CF Secured, LLC

Charles Schwab & Co., Inc.

Charles Schwab Trust Bank

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Chicago Mercantile Exchange Inc.

CIM Investment Management, Inc.

Citco Securities, LLC

CitiBank, National Association

Citigroup Global Markets, Inc.

Citizens Bank

Citizens Business Bank

CME Shareholder Servicing LLC

CMFG Life Insurance Company

Comerica Bank

Commonwealth Financial Network

Computershare Trust Company

Conduent HR Services, LLC

Delaware Life Insurance Company

Delaware Trust Company

Deutsche Bank AG

Deutsche Bank Trust Company Americas

Digital Retirement Solutions, Inc.

Dunham & Associates Investment Counsel, Inc.

Dynasty Financial Partners LLC

Edward D. Jones & Co., L.P.

Empire Fidelity Investments Life Insurance Company

Empower Annuity Insurance Company of America

Empower Financial Services, Inc.

Empower Life & Annuity Insurance Company of New York

Empower Plan Services, LLC

Envestnet Asset Management, Inc.

Equitable Advisors, LLC

Equitable Life Insurance Company

E*trade Savings Bank

Federal Deposit Insurance Corporation

Fidelity Brokerage Services LLC

Fidelity Investments Institutional Operations Company, Inc.

Fidelity Investments Life Insurance Company

Fifth Third Securities, Inc.

First Allied Securities, Inc.

First Command Financial Planning, Inc.

First Hawaiian Bank

First Republic Bank

First Security Benefit Life Insurance and Annuity Company of New York

First Symetra National Life Insurance Company of New York

First-Citizens Bank & Trust Company

FIS Brokerage & Securities Services LLC

FNEX Capital, LLC

Forethought Life Insurance Company

FSC Securities Corporation

Genworth Life and Annuity Insurance Company

Genworth Life Insurance Company of New York

Global Atlantic Distributors, LLC

Goldman Sachs & Co.

Great Pacific Securities, LLC

Guardian Insurance & Annuity Co., Inc.

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Hancock Whitney Bank

Hartford Funds Management Company

Hartford Securities Distribution Company, Inc.

Hazeltree Fund Services, Inc.

Hightower Securities, Inc.

Hilltop Securities Inc.

HSBC Bank USA, N.A.

Huntington Securities, Inc.

Institutional Cash Distributors, LLC

Integrity Life Insurance Company

Interactive Brokers, LLC

Investment Trust of California

J.P. Morgan Institutional Investments Inc.

J.P. Morgan Securities LLC

Jefferies LLC

Jefferson National Life Insurance Company

Jefferson National Life Insurance Company of New York

John Hancock Life Insurance Company (U.S.A.)

John Hancock Life Insurance Company of New York

John Hancock Trust Company

JPMorgan Chase Bank, N.A.

Kestra Investment Services, LLC

Lincoln Financial Advisors Corporation

Lincoln Financial Securities Corporation

Lincoln Life & Annuity Company of New York

Lincoln National Life Insurance Company

Lincoln Retirement Services LLC

Lombard International Life Assurance Company

LPL Financial LLC

M&T Securities Inc.

Manufacturers and Traders Trust Company

Massachusetts Mutual Life Insurance Company

Members Life Insurance Company

Merrill Lynch, Pierce, Fenner & Smith Incorporated

Metavante Corporation

Metropolitan Life Insurance Company

Mid Atlantic Clearing & Settlement Corporation

Midland Life Insurance Company

Minnesota Life Insurance Company

Mischler Financial Group

Mizuho Securities USA Inc.

MML Distributors, LLC

MML Investors Services, LLC

Morgan Stanley & Co. LLC

Morgan Stanley Distribution, Inc.

Morgan Stanley Smith Barney LLC

MUFG Union Bank, National Association

Nassau Life Insurance Company

National Financial Services LLC

National Integrity Life Insurance Company

National Life Insurance Company

Nationwide Financial Services, Inc.

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Nationwide Fund Distributors LLC

Nationwide Retirement Solutions

NCB Federal Savings Bank

New England Pension Plan Systems, LLC

New York Life Insurance and Annuity Corporation

Newport Retirement Services, Inc.

Northbrook Bank & Trust Company

Northern Trust Company

Northwestern Mutual Investment Services, LLC

Northwestern Mutual Life Insurance Company

NYLife Distributors LLC

Oppenheimer & Co., Inc.

Orion Advisor Services, LLC

Osaic Wealth, Inc.

Pacific Life & Annuity Company

Pacific Life Insurance Company

Pacific Select Distributors, LLC

Park Avenue Securities LLC

Penserra Securities LLC

Pershing LLC

PFPC Inc.

Piper Jaffray & Co.

PNC Bank, National Association

PNC Capital Markets LLC

PNC Investments LLC

Principal Bank

Principal Life Insurance Company

Protective Life and Annuity Insurance Company

Protective Life Insurance Company

Pruco Life Insurance Company

Pruco Life Insurance Company of New Jersey

Prudential Annuities Distributors, Inc.

Prudential Insurance Company of America

Raymond James & Associates, Inc.

Raymond James Financial Services, Inc.

RBC Capital Markets, LLC

Regions Bank

Reliance Trust Company

Reliastar Life Insurance Company

Reliastar Life Insurance Company of New York

RiverSource Distributors, Inc.

RiverSource Life Insurance Co. of New York

RiverSource Life Insurance Company

SagePoint Financial, Inc.

Sammons Retirement Solutions, Inc.

Sanctuary Wealth Group, LLC

Santander Bank, N.A.

Saturna Trust Company

Securities America, Inc.

Securities Finance Trust Company

Security Benefit Life Insurance Company

Security Financial Resources, Inc.

Security Life of Denver Insurance Company

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SEI Private Trust Company

SG Americas Securities, LLC

Silicon Valley Bank

Standard Insurance Company

State Farm Life and Accident Assurance Company

State Farm Life Insurance Company

State Farm VP Management Corp.

State Street Bank and Trust Company

State Street Global Markets, LLC

Stern Brothers & Co.

Stifel, Nicolaus & Company, Incorporated

Summit Brokerage Services, Inc.

SVB Asset Management

Symetra Life Insurance Company

Syntal Capital Partners, LLC

T. Rowe Price Retirement Plan Services, Inc.

Talcott Resolution Life and Annuity Insurance Company

Talcott Resolution Life Insurance Company

TD Ameritrade Clearing, Inc.

TD Ameritrade, Inc.

TD Prime Services (US) LLC

Teachers Insurance and Annuity Association of America

Tigress Financial Partners, LLC

Transamerica Financial Life Insurance Company

Transamerica Life Insurance Company

Treasury Brokerage

Triad Advisors, LLC

Truist Bank

U.S. Bancorp Investments, Inc.

U.S. Bank, National Association

UBATCO & Co.

UBS Financial Services, Inc.

UBS Securities LLC

Ultimus Fund Solutions, LLC

UMB Bank, National Association

United States Life Insurance Company in the City of New York

VALIC Retirement Services Company

Vanguard Group, Inc.

Vanguard Marketing Corporation

Voya Financial Advisors, Inc.

Voya Financial Partners, LLC

Voya Institutional Plan Services, LLC

Voya Insurance and Annuity Company

Voya Investments Distributor, LLC

Voya Retirement Insurance and Annuity Company

Waddell & Reed, Inc.

Wells Fargo Advisors, LLC

Wells Fargo Advisors Financial Network, LLC

Wells Fargo Bank, N.A.

Wells Fargo Clearing Services, LLC

Wells Fargo Investments, LLC

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Wells Fargo Securities, LLC

Wilmington Trust, National Association

Woodbury Financial Services, Inc.

ZB, National Association

E. Sponsorship and Other Incentive Payments and Services

In addition to the Additional Payments described above, BlackRock may contribute to various other incentive arrangements to promote the sale of shares, including hosting proprietary and financially sponsoring Service Organizations’ training and educational seminars, conferences, meetings or events. BlackRock may also pay for the travel, meal, lodging and other expenses of Service Organizations and their salespersons or other personnel in connection with educational and sales promotional programs. This compensation is not included in, and is made in addition to, the Additional Payments described above. These payments may be made directly to the Service Organizations or their affiliates, or to a third party vendor, and may vary depending upon the nature of the event or the relationship and are subject to applicable laws and regulations, including the rules of applicable self-regulatory organizations, such as FINRA. BlackRock may pay Service Organizations additional types of incentive compensation in the future to the extent not prohibited by applicable laws or regulations.

Separately, BlackRock has developed proprietary tools, calculators and related interactive or digital content that is made available through the www.BlackRock.com website at no additional cost to Service Organizations. BlackRock configures these tools and calculators and localizes the content for Service Organizations as part of its customary digital marketing support and promotion of the Fund or other BlackRock funds, iShares ETFs and other exchange-traded products.

F. Conflicts

Additional Payments made by BlackRock to a Service Organization or its affiliates or other incentive arrangements may be an important factor in the Service Organization’s willingness to support the sale of the Fund and/or particular share class through its distribution system or to perform services with respect to the Fund. Additional Payments and other incentive arrangements may also be important factors in the Service Organization’s willingness to recommend the BlackRock Fund Complex in general.

BlackRock may be motivated to pay Additional Payments and other incentive compensation to promote the sale of Fund shares to customers of Service Organizations and the retention of those investments by such customers. To the extent Service Organizations sell more shares of the Fund or retain shares of the Fund in their customers’ accounts, BlackRock benefits from the incremental management and other fees paid by the Fund with respect to those assets.

Service Organizations may have financial incentives for recommending the Fund, share class or fund complex over another. Service Organizations may charge their customers additional fees in connection with the purchase or redemption of Fund shares or for account-related services which are in addition to the sales and other charges described in the Fund’s Prospectus and this SAI. Such charges may vary among Service Organizations but in all cases will be retained by the Service Organization and will not be remitted to the Fund or BlackRock.

Shareholders should consider whether such incentives exist when evaluating any recommendations from a Service Organization to purchase or sell shares of the Fund and when considering which share class is most appropriate. You should consult with your Service Organization, and review carefully any disclosure by the Service Organization, as to compensation received by it or its affiliates and for more information about the payments described above.

* * *

Accounting Services Provider. State Street Bank and Trust Company (“State Street”) serves as the accounting services provider for the Master Portfolio. State Street maintains the books of account and other financial

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records (other than those maintained by the Master Portfolio’s custodian); records general ledger entries; calculates daily net income; reconciles activity to the trial balance; calculates and publishes daily net asset value; prepares account balances; and provides such other accounting services as may be required. In connection with its accounting services, State Street also provides certain administration services.

Custodian. State Street has been retained to act as custodian for the Fund and the Master Portfolio and is located at One Congress Street, Suite 1, Boston, Massachusetts 02114-2016. The custodian, among other responsibilities, maintains a custody account or accounts in the name of the Fund and the Master Portfolio; receives and delivers all assets for the Fund and the Master Portfolio upon purchase and upon sale or maturity, and collects and receives all income and other payments and distributions on account of the assets of the Fund and the Master Portfolio.

Transfer and Dividend Disbursing Agent. State Street, located at 1776 Heritage Drive, JAB/3, North Quincy, MA 02171, attn: Quincy Nunnally-Transfer Agency, has also been retained to act as the transfer and dividend disbursing agent for the Fund and the Master Portfolio. For its services as transfer and dividend disbursing agent to the Fund and the Master Portfolio, State Street is paid fees based on the Fund’s and the Master Portfolio’s net assets. State Street is entitled to be reimbursed for out-of-pocket expenses or advances incurred by it in performing its obligations under the Transfer Agency Agreement. BAL has agreed to pay these fees and expenses pursuant to its Administration Agreement with the Trust. In addition, the Transfer Agency Agreement contemplates that State Street will be reimbursed for other expenses incurred by it at the request or with the written consent of the Fund, including, without limitation, any equipment or supplies that the Trust specifically orders or requires State Street to order.

Independent Registered Public Accounting Firm. The Audit Committee of the Trust, which is comprised solely of non-interested Trustees, has selected an independent registered public accounting firm for the Fund that audits the Fund’s financial statements. Please see the inside back cover page of your Fund Prospectus for information on the Fund’s independent registered public accounting firm.

Counsel. Ropes & Gray LLP, with offices at 1211 Avenue of Americas, New York, New York 10036.

Determination of Net Asset Value

Pursuant to Rule 2a-7, the Fund must maintain a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average life of 120 days or less, purchase securities having remaining maturities (as defined in Rule 2a-7) of 397 calendar days or less, and invest only in those high-quality securities that are determined by the Investment Adviser to be “eligible securities” under Rule 2a-7. The maturity of an instrument is generally deemed to be the period remaining until the date when the principal amount thereof is due or the date on which the instrument is to be redeemed. However, Rule 2a-7 provides that the maturity of an instrument may be deemed shorter in the case of certain instruments, including certain variable-rate and floating-rate instruments subject to demand features.

The Master Portfolio uses the amortized cost method to determine the value of its respective securities pursuant to Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price that the Fund would receive if the security were sold. During these periods the yield to a shareholder may differ somewhat from that which could be obtained from a similar fund that uses a method of valuation based upon market prices. Thus, during periods of declining interest rates, if the use of the amortized cost method results in a lower value of the Fund’s portfolio on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from making an investment in the Fund using solely market values, and existing Fund shareholders would receive correspondingly less income. The converse would apply during periods of rising interest rates.

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Pursuant to Rule 2a-7, the Board is required to establish procedures designed to stabilize, to the extent reasonably possible, the Fund’s price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of the Fund’s portfolio holdings, at least daily, and at such other intervals as the Board of Trustees deems appropriate, to determine whether the Fund’s net asset value per share as determined by using available market quotations (or an appropriate substitute which reflects current market conditions) deviates from $1.00 per share based on amortized cost. The extent of any deviation will be examined by the Board of Trustees. If such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, will be initiated. In the event the Board determines that a deviation exists that may result in material dilution or other unfair results to shareholders, the Board will take such corrective action as it regards as necessary and appropriate, such action may include redeeming shares in-kind, selling portfolio securities prior to maturity, reducing or withholding dividends, shortening the average portfolio maturity, reducing the number of outstanding shares without monetary consideration, and utilizing a net asset value per share as determined by using available market quotations.

Purchase, Redemption and Pricing of Shares

Terms of Purchase and Redemption. The Fund is generally open Monday through Friday and is closed on weekends and is generally closed on all other days that the Fedwire Funds Service (the “Fedwire”) is closed or the primary markets for the Master Portfolio’s portfolio securities (i.e., the bond markets) are closed. The holidays on which both the Fedwire and the primary markets for the Master Portfolio’s portfolio securities are closed currently are: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Memorial Day, Juneteenth, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. The Fund is also closed on Good Friday. On any day that the principal bond markets close early (as recommended by The Securities Industry Financial Markets Association (“SIFMA”)) or the Federal Reserve Bank of Philadelphia or the New York Stock Exchange (“NYSE”) closes early(1), the Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day. The Fund reserves the right to change the amount of the minimum investment and subsequent purchases in the Fund. An investor’s investment in the Fund and/or other investment vehicles managed or maintained by BFA or its affiliates may be aggregated when determining whether an investor meets a minimum investment amount. The minimum initial investment amounts for the classes of the Fund may be reduced or waived by BFA. Orders received after the applicable deadline for the Fund on any Business Day (or, if the Fund closes early, at such closing time) will be cancelled. In addition, the Fund reserves the right to advance the time by which purchase and redemption orders must be received to be executed on the same business day as permitted by the SEC and applicable law.

To invest by mail, make your check payable to the Fund and mail it to State Street Bank and Trust Company, Attn: Quincy Nunnally-Transfer Agency, P.O. Box 5493, Boston, Massachusetts 02206. Please include the Fund’s Share Class number and your account number on your check. You will find the numbers on your monthly statements. When a direct buyer purchases Fund shares and then quickly sells (e.g., sells before clearance of the purchase check), the Fund may delay the payment of proceeds for up to ten days to ensure that purchase checks have cleared.

In-Kind Purchases. Payment for shares of the Fund may, at the discretion of BFA, be made in the form of securities that are permissible investments for the Fund and must meet the investment objectives, policies and limitations of the Fund as described in its Prospectuses. In connection with an in-kind securities payment, the Fund may require, among other things, that the securities (i) be valued on the day of purchase in accordance with the pricing methods used by the Fund or the Master Portfolio; (ii) are accompanied by satisfactory assurance that the Fund will have good and marketable title to such securities received by them; (iii) are not subject to any restrictions upon resale by the Fund; (iv) be in proper form for transfer to the Fund; and (v) are accompanied by adequate information concerning the basis and other tax matters relating to the securities. All dividends, interest, subscription or other rights pertaining to such securities shall become the property of the Fund engaged in the in-kind purchase transaction and must be delivered to the Fund by the investor upon

(1)	SIFMA currently recommends an early close for the bond markets on the following dates: May 22, July 2, November 27, December 24 and December 31, 2026 and March 26, 2027. The NYSE will close early on November 27 and December 24, 2026.

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receipt from the issuer. Securities acquired through an in-kind purchase will be acquired for investment and not for immediate resale. The Fund immediately will transfer to the Master Portfolio any and all securities received by it in connection with an in-kind purchase transaction, in exchange for interests in the Master Portfolio. Shares purchased in exchange for securities generally cannot be redeemed until the transfer has settled.

Suspension of Redemption Rights or Payment of Redemption Proceeds. The Fund generally remits the proceeds from a sale the same Business Day after receiving a properly executed order to sell. The Fund can delay payment for one Business Day. The Fund may postpone and/or suspend redemption and payment beyond one Business Day only as follows: (1) for any period during which there is a non-routine closure of the Federal Reserve wire system or applicable Federal Reserve Banks; (2) for any period (a) during which the NYSE is closed other than customary weekend and holiday closings or (b) during which trading on the NYSE is restricted; (3) for any period during which an emergency exists as a result of which (a) disposal of securities owned by the Fund is not reasonably practicable or (b) it is not reasonably practicable for the Fund to fairly determine the net asset value of shares of the Fund; (4) for any period during which the SEC has, by rule or regulation, deemed that (a) trading shall be restricted or (b) an emergency exists; (5) for any period that the SEC may by order permit for your protection; or (6) for any period during which the Fund, as part of a necessary liquidation of the Fund, has properly postponed and/or suspended redemption of shares and payment in accordance with Federal securities laws as discussed below.

If the Board, including a majority of the non-interested trustees, determines either that (1) the Fund has invested, at the end of a business day, less than 10% of its total assets in weekly liquid assets, or (2) the Fund’s calculated NAV per share has deviated from $1.00 or such deviation is likely to occur; then the Board, subject to certain conditions, may in the case that the Board has determined to liquidate the Fund irrevocably, suspend redemptions and payment of redemption proceeds in order to facilitate the permanent liquidation of the Fund in an orderly manner. If this were to occur, it would likely result in a delay in your receipt of your redemption proceeds.

Declaration of Trust Provisions Regarding Redemptions at Option of Trust. As provided in the Trust’s Declaration of Trust, the Trustees may require shareholders to redeem shares for any reason under terms set by the Trustees, including, but not limited to, the failure of a shareholder to supply a taxpayer identification number if required to do so, or to have the minimum investment required, or to pay when due for the purchase of shares issued to such shareholder.

Portfolio Transactions

Since the Fund invests all of its assets in a portfolio of MIP, set forth below is a description of the Master Portfolio’s policies governing portfolio securities transactions.

General. Subject to policies established by the Board of Trustees, BFA is primarily responsible for the execution of the Master Portfolio’s portfolio transactions and the allocation of brokerage. BFA does not execute transactions through any particular broker or dealer, but seeks to obtain the best net results for the Master Portfolio, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution, operational facilities of the firm and the firm’s risk and skill in positioning blocks of securities. While BFA generally seeks reasonable trade execution costs, the Master Portfolio does not necessarily pay the lowest spread or commission available, and payment of the lowest commission or spread is not necessarily consistent with obtaining the best price and execution in particular transactions. The following disclosure provides some more detail regarding the Master Portfolio’s practices regarding Portfolio Transactions. Depending on its investment objective, the Master Portfolio may not engage in some of the transactions described below.

BFA does not consider the provision or value of research, products or services a broker or dealer may provide, if any, as a factor in the selection of a broker or dealer or the determination of the reasonableness of commissions paid in connection with portfolio transactions. BFA does not consider sales of shares of the mutual funds it advises as a factor in the selection of brokers or dealers to execute portfolio transactions for

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the Master Portfolio; however, whether or not a particular broker or dealer sells shares of the mutual funds advised by BFA neither qualifies nor disqualifies such broker or dealer to execute transactions for those mutual funds.

The Master Portfolio’s purchase and sale orders for securities may be combined with those of other accounts that BFA manages or advises, and for which it has brokerage placement authority. If purchases or sales of portfolio securities of the Master Portfolio and one or more other accounts managed or advised by BFA are considered at or about the same time, transactions in such securities are allocated among the Master Portfolio and the other accounts in a manner deemed equitable to all by BFA. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Master Portfolio is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Master Portfolio.

Payments of commissions to brokers who are affiliated persons of the Master Portfolio with respect to the Fund (or affiliated persons of such persons), will be made in accordance with Rule 17e-1 under the 1940 Act.

The Master Portfolio anticipates that its brokerage transactions involving foreign securities generally will be conducted primarily on the principal stock exchanges of the applicable country. Foreign equity securities may be held by the Master Portfolio in the form of depositary receipts, or other securities convertible into foreign equity securities. Depositary receipts may be listed on stock exchanges, or traded in OTC markets in the United States or Europe, as the case may be. American Depositary Receipts, like other securities traded in the United States, will be subject to negotiated commission rates. Because the shares of the Fund and interests of the Master Portfolio are redeemable on a daily basis in U.S. dollars, the Master Portfolio intends to manage its portfolio so as to give reasonable assurance that it will be able to obtain U.S. dollars to the extent necessary to meet anticipated redemptions. Under present conditions, it is not believed that these considerations will have a significant effect on the Master Portfolio’s portfolio strategies.

The Master Portfolio may invest in certain securities traded in the OTC market and intends to deal directly with the dealers who make a market in the particular securities, except in those circumstances in which better prices and execution are available elsewhere. Under the 1940 Act, persons affiliated with the Master Portfolio and persons who are affiliated with such affiliated persons are prohibited from dealing with the Master Portfolio as principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the SEC. Since transactions in the OTC market usually involve transactions with the dealers acting as principal for their own accounts, the Master Portfolio will not deal with affiliated persons in connection with such transactions. However, an affiliated person of the Master Portfolio may serve as its broker in OTC transactions conducted on an agency basis provided that, among other things, the fee or commission received by such affiliated broker is reasonable and fair compared to the fee or commission received by non-affiliated brokers in connection with comparable transactions.

OTC issues, including most fixed income securities such as corporate debt and U.S. Government securities, are normally traded on a “net” basis without a stated commission, through dealers acting for their own account and not as brokers. The Master Portfolio will primarily engage in transactions with these dealers or deal directly with the issuer unless a better price or execution could be obtained by using a broker. Prices paid to a dealer with respect to both foreign and domestic securities will generally include a “spread,” which is the difference between the prices at which the dealer is willing to purchase and sell the specific security at the time, and includes the dealer’s normal profit.

Purchases of money market instruments by the Master Portfolio are made from dealers, underwriters and issuers. The Master Portfolio does not currently expect to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a “net” basis with dealers acting as principal for their own accounts without a stated commission. The price of the security, however, usually includes a profit to the dealer. The Master Portfolio intends to purchase only securities with remaining maturities of 13 months or less as determined in accordance with the rules of the SEC and the policies or investment objectives of the Fund and Master Portfolio. As a result, the portfolio turnover rates of the Master

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Portfolio will be relatively high. However, because brokerage commissions will not normally be paid with respect to investments made by a money market fund, the turnover rates should not adversely affect the Master Portfolio’s net asset values or net income.

The Master Portfolio will not purchase securities during the existence of any underwriting or selling group relating to such securities of which BFA or any affiliated person (as defined in the 1940 Act) thereof is a member except pursuant to procedures adopted by the Board in accordance with Rule 10f-3 under the 1940 Act. In no instance will portfolio securities be purchased from or sold to BFA or any affiliated person thereof except as permitted by SEC exemptive order or by applicable law.

Portfolio Turnover. Portfolio turnover may vary from year to year, as well as within a year. Because the portfolio of the Fund consists of securities with relatively short-term maturities, the Fund expects to experience high portfolio turnover. A high portfolio turnover rate should not adversely affect the Fund since portfolio transactions ordinarily will be made directly with principals on a net basis and, consequently, the Fund usually will not incur brokerage expenses or excessive transaction costs.

Securities of Regular Broker-Dealers. The Master Portfolio did not own securities of its “regular brokers or dealers” (as defined in the 1940 Act) or their parents, as of December 31, 2025 if any portion of such holdings were purchased during the fiscal year ended December 31, 2025, except as disclosed below:

Master Portfolio	Regular Broker-Dealer or Parent	Debt (D)/ Equity (E)	Amount (000s)

Treasury Money Market Master Portfolio	Citigroup Hldg Inc	D	$6,757,000

Treasury Money Market Master Portfolio	Wells Fargo Secs LLC	D	$2,300,000

Treasury Money Market Master Portfolio	Barclays PLC	D	$1,010,000

Distributions and Taxes

The following information supplements, and should be read in conjunction with, the section in each Prospectus entitled “Account Information — Federal Taxes.” The Prospectuses generally describe the U.S. federal income tax treatment of distributions by the Fund. This section of the SAI provides additional information concerning U.S. federal income taxes. It is based on the U.S. Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. The following discussion does not address any state, local or foreign tax matters.

A shareholder’s tax treatment may vary depending upon his or her particular situation. Except as otherwise noted, this discussion only applies to shareholders who are U.S. persons, i.e., U.S. citizens or residents or U.S. corporations, trusts or estates, and who are subject to U.S. federal income tax and hold Fund shares as capital assets within the meaning of the Internal Revenue Code. Except as otherwise noted, it may not apply to certain types of shareholders who may be subject to special rules, such as partnerships (or other entities treated as partnerships for U.S. federal income tax purposes), insurance companies, tax-exempt organizations, shareholders holding Fund shares through tax-advantaged accounts (such as 401(k) plan accounts or individual retirement accounts (“IRAs”)), financial institutions, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither citizens nor residents of the United States, shareholders holding Fund shares as part of a hedge, straddle or conversion transaction, and shareholders who are subject to the U.S. federal alternative minimum tax.

The Trust has not requested and will not request an advance ruling from the Internal Revenue Service (the “IRS”) as to the U.S. federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the foregoing discussion and the discussions in the Prospectuses applicable to each shareholder address only some of the U.S. federal income tax considerations generally affecting investments in the Fund. Prospective shareholders are urged to consult with their own tax advisers and financial planners as to the particular U.S. federal tax consequences to them

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of an investment in the Fund, as well as the applicability and effect of any state, local or foreign laws, and the effect of possible changes in applicable tax laws.

Qualification as a Regulated Investment Company. The Fund has elected to be treated, has qualified and intends to continue to qualify each year, as a “regulated investment company” under Subchapter M of the Internal Revenue Code as long as such qualification is in the best interests of the Fund’s shareholders. The Fund will be treated as a separate entity for U.S. federal income tax purposes. Thus, the provisions of the Internal Revenue Code applicable to regulated investment companies generally will apply separately to the Fund, even though the Fund is a series of a trust. Furthermore, the Fund separately determines its income, gains, losses and expenses for U.S. federal income tax purposes.

In order to qualify as a regulated investment company under the Internal Revenue Code, the Fund must, among other things, derive at least 90% of its annual gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts) and net income derived from an interest in a qualified publicly-traded partnership as defined in Section 851(h) of the Internal Revenue Code. Pursuant to regulations that may be promulgated in the future, the IRS may limit qualifying income from foreign currency gains to the amount of such currency gains that are directly related to a regulated investment company’s principal business of investing in stock or securities. The Fund must also diversify its holdings so that, at the end of each quarter of each taxable year: (i) at least 50% of the value of its assets consists of (A) cash and cash items (including receivables), U.S. Government securities and securities of other regulated investment companies, and (B) other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of the Fund’s total assets is invested in (A) the securities (other than U.S. Government securities and securities of other regulated investment companies) of any one issuer, (B) the securities (other than the securities of other regulated investment companies) of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses, or (C) the securities of one or more qualified publicly-traded partnerships. The qualifying income and diversification requirements applicable to the Fund may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts and swap agreements.

In addition, the Fund generally must distribute to its shareholders an amount equal to or exceeding the sum of (i) 90% of its “investment company taxable income,” as that term is defined in the Internal Revenue Code (which generally includes, among other things, dividends, taxable interest, and the excess of any net short-term capital gains over net long-term capital losses, as reduced by certain deductible expenses) without regard to the deduction for dividends paid and (ii) 90% of its net tax-exempt income earned in each taxable year. The Fund generally will not be subject to U.S. federal income tax on the investment company taxable income and “net capital gain” (i.e., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. However, if the Fund meets such distribution requirements, but chooses to retain some portion of its investment company taxable income or net capital gain, it generally will be subject to U.S. federal income tax at regular corporate rates on the amount retained. Although dividends generally will be treated as distributed when paid, if the Fund declares a distribution to shareholders of record in October, November or December of one year and pays the distribution by January 31 of the following year, the Fund and its shareholders will be treated as if the Fund paid the distribution by December 31 of the calendar year in which it was declared. The Fund intends to distribute its net income and gain in a timely manner to maintain its status as a regulated investment company and eliminate fund-level U.S. federal income taxation of such income and gain. However, no assurance can be given that the Fund will not be subject to U.S. federal income taxation.

If, in any taxable year, the Fund fails to qualify as a regulated investment company under the Internal Revenue Code, notwithstanding the availability of certain relief provisions, or fails to meet the distribution requirements described above, the Fund would be taxed in the same manner as an ordinary U.S. corporation without any

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deduction for distributions to shareholders, and all distributions from the Fund’s earnings and profits (including any distributions of net tax-exempt income and net capital gain) to its shareholders would also be taxable as ordinary income at the shareholder level. To qualify again to be taxed as a regulated investment company in a subsequent year, the Fund may be required to pay an interest charge and penalty to the IRS as well as distribute to its shareholders its earnings and profits attributable to non-regulated investment company years. In addition, if the Fund fails to qualify as a regulated investment company for a period greater than two taxable years, the Fund may be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, to be subject to taxation on such built-in gain recognized for a period of ten years, in order to qualify as a regulated investment company in a subsequent year.

Excise Tax. A 4% non-deductible excise tax will be imposed on the Fund to the extent it fails to distribute during each calendar year (i) at least 98% of its ordinary income (excluding capital gains and losses) for the calendar year, (ii) at least 98.2% of its net capital gain income (generally the excess of net long-term capital gains over net short-term capital losses as adjusted for ordinary losses) for the 12 month period ending on October 31, and (iii) all of its ordinary income and net capital gain income from previous years that was not distributed or subject to tax during such years. The Fund intends to distribute substantially all of its net income and gains, if any, by the end of each calendar year and, thus, expects not to be subject to the excise tax. However, no assurance can be given that the Fund will not be subject to the excise tax.

Capital Loss Carry-Forwards. Net capital loss carryforwards may be applied against realized capital gains in each succeeding year, until they have been reduced to zero. In the event that the Fund were to experience an ownership change as defined under the Code, the Fund’s loss carryforwards and other favorable tax attributes of the Fund, if any, may be subject to limitation.

Investment through the Master Portfolio. The Fund seeks to continue to qualify as a regulated investment company by investing its assets through the Master Portfolio. The Master Portfolio is treated as a non-publicly traded partnership (or, in the event that the Fund is the sole investor in the Master Portfolio, as disregarded from the Fund) for U.S. federal income tax purposes rather than as a regulated investment company or a corporation under the Internal Revenue Code. Under the rules applicable to a non-publicly traded partnership (or disregarded entity), a proportionate share of any interest, dividends, gains and losses of the Master Portfolio will be deemed to have been realized by (i.e., “passed-through” to) its investors, including the Fund, regardless of whether any amounts are actually distributed by the Master Portfolio. Each investor in the Master Portfolio will be taxable on such share, as determined in accordance with the governing instruments of the Master Portfolio, the Internal Revenue Code and Treasury Regulations. Therefore, to the extent that the Master Portfolio were to accrue but not distribute any income or gains, the Fund would be deemed to have realized its proportionate share of such income or gains without receipt of any corresponding distribution. However, the Master Portfolio will seek to minimize recognition by its investors (such as the Fund) of income and gains without a corresponding distribution. Furthermore, the Master Portfolio’s assets, income and distributions will be managed in such a way that an investor in the Master Portfolio will be able to continue to qualify as a regulated investment company by investing its assets through the Master Portfolio.

Taxation of Fund Investments. In general, if the Fund realizes gains or losses on the sale of portfolio securities, such gains or losses are capital gains or losses. If the Fund has held the disposed securities for more than one year at the time of disposition, such gains and losses generally are treated as long-term capital gains or losses.

If the Fund purchases a debt obligation with original issue discount (“OID”), generally at a price less than its principal amount, such as a zero-coupon bond, the Fund may be required to annually include in its taxable income a portion of the OID as ordinary income, even though the Fund will not receive cash payments for such discount until maturity or disposition of the obligation. A portion of the OID includible in income with respect to certain high-yield corporate debt securities may be treated as a dividend for U.S. federal income tax purposes. Gains recognized on the disposition of a debt obligation (including a municipal obligation) purchased by the Fund at a market discount, usually at a price less than its principal amount, generally will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not

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previously recognized pursuant to an available election, during the term that the Fund held the debt obligation. The Fund generally will be required to make distributions to shareholders representing the OID on debt securities that is currently includible in income, even though the cash representing such income may not have been received by the Fund. Cash to pay such distributions may be obtained from borrowing or from sales of securities held by the Fund which the Fund otherwise might have continued to hold.

If an option granted by the Fund lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund generally will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. If securities are sold by the Fund pursuant to the exercise of a call option granted by it, the Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by the Fund pursuant to the exercise of a put option written by it, the Fund will subtract the premium received from its cost basis in the securities purchased.

Foreign exchange gains and losses realized by the Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options and futures contracts relating to foreign currency, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Internal Revenue Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount and timing of recognition of the Fund’s income. Under Treasury Regulations that may be promulgated in the future, any such transactions that are not directly related to the Fund’s principal business of investing in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90% income test described above. If the net foreign exchange loss for a year exceeds the Fund’s investment company taxable income (computed without regard to such loss), the resulting ordinary loss for such year will not be deductible by the Fund or its shareholders in future years.

If the Fund enters into a “constructive sale” of any appreciated financial position in stock, a partnership interest, or certain debt instruments, the Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale occurs when the Fund enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract; or (iv) other transactions identified in Treasury Regulations that may be promulgated in the future. The character of the gain from constructive sales will depend upon the Fund’s holding period in the property. Losses from a constructive sale of property will be recognized when the property is subsequently disposed of. The character of such losses will depend upon the Fund’s holding period in the property and the application of various loss deferral provisions in the Internal Revenue Code. Constructive sale treatment does not apply to a transaction if such transaction is closed before the end of the 30th day after the close of the Fund’s taxable year, the Fund holds the appreciated financial position throughout the 60-day period beginning with the day such transaction was closed, and the Fund’s risk of loss with respect to such position is not reduced at any time during such 60-day period.

In addition to the investments described above, prospective shareholders should be aware that other investments made by the Fund may involve sophisticated tax rules that may result in income or gain recognition by the Fund without corresponding current cash receipts. Although the Fund seeks to avoid significant non-cash income, such non-cash income could be recognized by the Fund, in which case the Fund may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, the Fund could be required at times to liquidate investments prematurely in order to satisfy its minimum distribution requirements.

Taxation of Distributions. For U.S. federal income tax purposes, the Fund’s earnings and profits, described above, are determined at the end of the Fund’s taxable year and are allocated pro rata to distributions made throughout the entire year in the case of a Fund with a calendar taxable year. In the case of a Fund with a non-calendar taxable year, the Fund’s earnings and profits are allocated first to distributions made on or before December 31 of the taxable year, and then to distributions made after December 31 of the taxable year. All distributions paid out of the Fund’s earnings and profits (as determined at the end of the year),

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whether paid in cash or reinvested in the Fund, generally are deemed to be taxable distributions and must generally be reported on the Fund shareholder’s U.S. federal income tax return. Distributions in excess of the Fund’s earnings and profits will first be treated as a return of capital up to the amount of a shareholder’s tax basis in the shareholder’s Fund shares and any such amount in excess of that basis as capital gain from the sale of shares, as discussed below. The Fund may make distributions in excess of earnings and profits to a limited extent, from time to time.

In general, assuming that the Fund has sufficient earnings and profits, distributions from investment company taxable income are taxable as ordinary income. Since the Fund’s income is derived from sources that do not pay “qualified dividend income,” as defined in Section 1(h)(11)(B) of the Internal Revenue Code, distributions from investment company taxable income of the Fund generally will not qualify for taxation at the maximum 20% U.S. federal income tax rate available to individuals on qualified dividend income.

Distributions reported by the Fund as a “capital gain dividend”, if any, will be taxed to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund’s actual net capital gain for the taxable year), regardless of how long a shareholder has held Fund shares. The Fund will report capital gains dividends, if any, in a written statement furnished to its shareholders. Normally the Fund does not expect to realize or distribute a significant amount of long-term capital gains (if any).

Distributions from the Fund paid to corporate shareholders are not expected to qualify for the dividends-received deductions generally available to corporate taxpayers. The U.S. federal income tax status of all distributions will be reported to shareholders annually.

Some states will not tax distributions made to individual shareholders that are attributable to interest the Fund earned on direct obligations of the U.S. Government if the Fund meets the state’s minimum investment or reporting requirements, if any. Investments in Ginnie Mae or Fannie Mae securities, bankers’ acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities generally do not qualify for tax-free treatment. This exemption may not apply to corporate shareholders.

Sales of Fund Shares. Redemptions are treated as sales for tax purposes and generally are taxable events for shareholders that are subject to tax. In general, if Fund shares are sold, a shareholder will recognize gain or loss equal to the difference between the amount realized on the sale and the shareholder’s adjusted tax basis in the shares. As long as the Fund maintains a constant net asset value of $1.00 per share, generally no gain or loss should be recognized upon the sale of shares of the Fund. If a shareholder recognizes gain or loss on the sale of Fund shares, this gain or loss will be long-term capital gain or loss if the shareholder has held such Fund shares for more than one year at the time of the sale. If a shareholder receives a capital gain dividend with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the capital gain dividend. In addition, a shareholder in a money market fund (whether the money market fund has a constant NAV of $1.00 or a floating NAV) may elect to adopt a simplified, aggregate accounting method under which gains and losses can be netted based on computation periods rather than reported separately. Shareholders are urged to consult their tax advisors before deciding to adopt such accounting method.

Should a negative interest rate scenario ever occur that causes a government money market fund to have a negative gross yield, the fund may account for the negative gross yield by either using a floating NAV or a reverse distribution mechanism that seeks to maintain a stable NAV of the fund by cancelling shareholders’ shares in the amount of the negative gross yield. Under a reverse distribution mechanism, shareholders in a fund would observe a stable share price but a declining number of shares for their investment. After a cancellation of shares, the basis of eliminated shares would be added to the basis of shareholders’ remaining fund shares, and any shareholders disposing of shares at that time may recognize a capital loss. Dividends, including dividends reinvested in additional shares of a fund, will nonetheless be fully taxable, even if the number of shares in shareholders’ accounts has been reduced as described above. However, due to a lack of guidance regarding the cancellation of shares, the tax consequences of such cancellation of shares to the Fund and the shareholders is unclear and may differ from that described in this section.

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Foreign Taxes. Amounts realized by the Fund on foreign securities may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of the Fund’s total assets at the close of its taxable year were to consist of securities of non-U.S. corporations, the Fund would be eligible to file an annual election with the IRS pursuant to which the Fund could pass-through to its shareholders on a pro rata basis foreign income and similar taxes paid by the Fund, which could be claimed, subject to certain limitations, either as a tax credit or deduction by shareholders. However, the Fund does not expect to qualify for this election.

Federal Income Tax Rates. As of the date of this SAI, the maximum stated individual U.S. federal income tax rate applicable to (i) ordinary income generally is 37%; (ii) capital gain dividends is 20%; and (iii) long-term capital gains generally is 20%. In addition, a 3.8% Medicare tax is imposed on the net investment income (which includes, but is not limited to, interest, dividends and net gain from investments) of U.S. individuals with income exceeding $200,000, or $250,000 if married filing jointly, and of trusts and estates. An individual shareholder also should be aware that the benefits of the favorable tax rates applicable to capital gain dividends and long-term capital gains may be impacted by the application of the alternative minimum tax.

The current corporate U.S. federal income tax rate applicable to ordinary income, capital gain dividends, and long-term capital gains is 21%. Actual marginal tax rates may be higher for some shareholders, for example, through reductions in deductions. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters.

Backup Withholding. The Trust may be required to withhold, subject to certain exemptions, at a rate of 24% (“backup withholding”) on all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to a Fund shareholder, unless the shareholder generally certifies under penalties of perjury that the shareholder’s social security or other “taxpayer identification number” (“TIN”) provided is correct and that the shareholder is not subject to backup withholding, or the IRS notifies the Fund that the shareholder’s TIN is incorrect or that the shareholder is subject to back-up withholding. This tax is not an additional U.S. federal income tax imposed on the shareholder, and the shareholder may claim the tax withheld as a tax payment on his or her federal income tax return, provided that the required information is furnished to the IRS. An investor must provide a valid TIN upon opening or reopening an account. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties.

Tax-Deferred Plans. Shares of the Fund may be available for a variety of tax-deferred retirement and other tax-advantaged plans and accounts, including IRAs, Simplified Employee Pension Plans, Savings Incentive Match Plans for Employees, Roth IRAs, and Coverdell Education Savings Accounts. Prospective investors should contact their tax advisers and financial planners regarding the tax consequences to them of holding Fund shares through a tax-advantaged plan or account.

Foreign Shareholders. If you are a non-resident alien individual, foreign trust (i.e., a trust other than a trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), foreign estate (i.e., the income of which is not subject to U.S. tax regardless of source) or a foreign corporation (each, a “foreign shareholder”), the Fund’s ordinary income dividends (which include distributions of net short-term capital gains) are generally subject to a 30% U.S. federal income withholding tax, unless a lower treaty rate applies. Certain distributions reported by the Fund as interest-related dividends or short-term capital gains dividends, and paid to a foreign shareholder may be exempt from U.S. federal income withholding tax, provided that the Fund received proper certification of foreign status from the foreign shareholder, and other conditions are met. However, the Fund may choose not to report distributions in this manner. Notwithstanding the foregoing, if such distribution is “effectively connected” with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a permanent establishment) of the recipient foreign shareholder, then the withholding tax and

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any related exemptions applicable to foreign persons generally will not apply, and the tax, reporting and withholding requirements applicable to U.S. persons will apply.

Subject to the discussion on foreign account tax compliance below, a foreign shareholder’s capital gains realized on a disposition of Fund shares, if any, and capital gain distributions by the Fund, if any, will generally not be subject to U.S. federal income tax withholding, provided that the Fund obtains a properly completed and signed certificate of foreign status, unless: (i) such gains or distributions are “effectively connected” with a U.S. trade or business (or, if an income tax treaty applies, are attributable to a permanent establishment) of the foreign shareholder; or (ii) in the case of an individual foreign shareholder, the shareholder is present in the U.S. for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met. If such capital gains or distributions are “effectively connected” with a U.S. trade or business or are attributable to a U.S. permanent establishment of the foreign shareholder pursuant to an income tax treaty, then the tax, reporting and withholding requirements applicable to U.S. persons apply. If such capital gains or distributions are not “effectively connected” for this purpose, but the foreign shareholder meets the requirements of clause (ii) described above, such gains and distributions will be subject to U.S. federal income withholding tax at a 30% rate (or a lower rate if so provided by an applicable income tax treaty).

If a foreign shareholder is a resident of a foreign country but is not a citizen or resident of the United States at the time of the shareholder’s death, Fund shares will be deemed to be property situated in the United States and will be subject to U.S. federal estate taxes (at current graduated rates of up to 40% of the total value, less allowable deductions and credits). The availability of reduced U.S. estate taxes pursuant to an applicable estate tax convention generally depends upon compliance with the established procedures for claiming the benefits thereof, and may, under certain circumstances, depend upon the foreign shareholder making a satisfactory demonstration to U.S. tax authorities that the shareholder qualifies as a foreign person under U.S. federal income tax laws and the applicable convention. In general, no U.S. federal gift tax will be imposed on gifts of Fund shares made by foreign shareholders.

Foreign shareholders should consult with their tax advisers regarding the tax consequences of an investment in the Fund.

Special rules apply to foreign partnerships and those holding Fund shares through foreign partnerships.

Foreign Account Tax Compliance. A 30% withholding tax is currently imposed on U.S.-source dividends, interest and other income items paid to (i) certain foreign financial institutions and investment funds, and (ii) certain other foreign entities. To avoid withholding, foreign financial institutions and investment funds will generally either need to (a) collect and report to the IRS detailed information identifying their U.S. accounts and U.S. account holders, comply with due diligence procedures for identifying U.S. accounts and withhold tax on certain payments made to noncomplying foreign entities and account holders or (b) if an intergovernmental agreement is entered into and implementing legislation is adopted, comply with the agreement and legislation. Other foreign entities will generally either need to provide detailed information identifying each substantial U.S. owner or certify there are no such owners.

Capital Stock

As of the date of this SAI, the beneficial interests in the Trust are divided into transferable shares of 38 separate and distinct series authorized and established by the Board of Trustees. The number of shares of each series, and class thereof, is unlimited and each share has no par value. The Board of Trustees may, in the future, authorize the issuance of other series representing shares of additional investment portfolios or funds. Except to the extent the 1940 Act expressly grants to shareholders the power to vote on such termination(s), the Trust, or any series (or class) thereof, may be terminated at any time by the Trustees with written notice to the shareholders.

Although the Trust is not required to hold regular annual shareholder meetings, occasional annual or special meetings may be required for purposes such as electing and removing Trustees, approving advisory contracts, and changing the Fund’s fundamental investment policies.

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Voting. All shares of the Trust have equal voting rights and will be voted separately by individual series, except: (i) when required by the 1940 Act, shares will be voted in the aggregate and not by individual series; and (ii) when the Trustees have determined that the matter affects the interests of more than one series, then the shareholders of all such affected series will be entitled to vote thereon in the aggregate and not by individual series. The Trustees also may determine that a matter affects only the interests of one or more classes of a series, in which case any such matter will be voted on separately by such class or classes. For example, a change in the Fund’s fundamental investment policy would be voted upon only by shareholders of that Fund. Additionally, approval of the Master Portfolio’s Advisory Contract is a matter to be determined separately by the Master Portfolio. Approval by the shareholders of the Fund is effective as to that Fund whether or not sufficient votes are received from the shareholders of the other investment portfolios to approve the proposal as to those investment portfolios. As used in the Prospectuses of the Fund and in this SAI, the term “1940 Act majority,” when referring to approvals to be obtained from shareholders of the Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The term “majority,” when referring to the approvals to be obtained from shareholders of the Trust as a whole, means the vote of the lesser of (i) 67% of the Trust’s shares represented at a meeting if the holders of more than 50% of the Trust’s outstanding shares are present in person or by proxy, or (ii) more than 50% of the Trust’s outstanding shares.

Each share will entitle the holder thereof to one vote for each dollar (and each fractional dollar thereof) of NAV (number of shares owned times NAV per share) of shares outstanding in such holder’s name on the books of the Trust. There shall be no cumulative voting in the election of Trustees. For additional voting information and a discussion of the possible effects of changes to the Master Portfolio’s investment objective or policies on the Fund, as an interestholder in the Master Portfolio, or the Fund’s shareholders, see “Description of the Fund and its Investments and Risks — Master/Feeder Structure” herein.

The Trust may dispense with an annual meeting of shareholders in any year in which it is not required to elect Trustees under the 1940 Act. However, the Trust will hold a special meeting of its shareholders for the purpose of voting on the question of removal of a Trustee or Trustees if requested in writing by the holders of at least 10% of the Trust’s outstanding voting securities, and to assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act.

Dividends and Distributions. Each share of the Fund represents an equal proportional interest in the Fund with each other share and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of the Fund are entitled to receive the assets attributable to the Fund that are available for distribution, and a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine. Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Trust.

Master Portfolio. MIP is an open-end, series management investment company organized as a Delaware statutory trust on October 20, 1993. MIP’s Declaration of Trust provides that obligations of MIP are not binding upon its Trustees individually but only upon the property of MIP and that the Trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the Trustee’s office.

Interests in the Master Portfolio have voting and other rights generally corresponding to those rights enumerated above for shares of the Fund. MIP also intends to dispense with annual meetings, but is required by Section 16(c) of the 1940 Act to hold a special meeting and assist investor communications under the circumstances described above with respect to the Trust. Whenever the Fund is requested to vote on a matter with respect to the Master Portfolio, the Fund will follow its voting procedures, as described in “Voting” above.

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Additional Information on the Fund

The Trust provides annual and semi-annual reports to all shareholders. The annual reports contain information about the Fund, including additional information on performance. Shareholders may obtain a copy of the Trust’s most recent annual or semi-annual reports without charge by calling 1-888-204-3956 (toll-free).

Statements contained in the Prospectuses or this SAI as to the contents of any contract or other document referred to herein or in the Prospectuses are not necessarily complete and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

No person has been authorized to give any information or to make any representations other than those contained in the Prospectuses, this SAI and in the Trust’s official sales literature in connection with the offer of the Trust’s shares and, if given or made, such other information or representations must not be relied upon as having been authorized by the Trust. This SAI does not constitute an offer in any state in which, or to any person to whom, such offering may not lawfully be made.

Financial Statements

The audited financial statements, financial highlights and notes thereto in the Fund’s and the Master Portfolio’s Annual Financial Statements and Additional Information for the fiscal year ended December 31, 2025, as filed with the SEC on Form N-CSR (the “2025 Annual Financial Statements”), are incorporated in this SAI by reference. No other parts of the 2025 Annual Financial Statements are incorporated by reference herein. The 2025 Annual Financial Statements have been audited by PricewaterhouseCoopers LLP. The report of PricewaterhouseCoopers LLP is incorporated herein by reference. Such 2025 Annual Financial Statements have been incorporated herein in reliance upon the report of such firm given their authority as experts in accounting and auditing. Additional copies of the Fund’s and the Master Portfolio’s Annual and Semi-Annual Reports to shareholders and the Fund’s and the Master Portfolio’s Annual and Semi-Annual Financial Statements and Additional Information may be obtained at no charge by telephoning State Street Bank and Trust Company at the telephone number appearing on the front page of this SAI.

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APPENDIX A

Open-End Active and Fixed Income Index Fund Proxy Voting Policy

Procedures Governing Delegation of Proxy Voting to Fund Advisers

Effective Date: January 1, 2025

Applies to the following types of Funds registered under the 1940 Act:

☐ Index Equity Mutual Funds and Exchange-Traded Funds

☒ Open-End Active and Fixed Income Index Mutual Funds and Exchange-Traded Funds

☐ Money Market Funds

☐ Closed-End Funds

☐ Other

Objective and Scope

Set forth below is the Open-End Active and Fixed Income Index Fund Proxy Voting Policy.

Policy / Document Requirements and Statements

The Boards of Trustees/Directors (“Directors”) of certain open-end funds (the “Funds”) advised by BlackRock Fund Advisors or BlackRock Advisors, LLC (“BlackRock”), have the responsibility for the oversight of voting proxies relating to portfolio securities of the Funds, and have determined that it is in the best interests of the Funds and their shareholders to delegate the responsibility to vote proxies to BlackRock, subject to the principles outlined in this Policy, as part of BlackRock’s authority to manage, acquire and dispose of account assets, all as contemplated by the Funds’ respective investment management agreements.

BlackRock has adopted the BlackRock Active Investment Stewardship Global Engagement and Voting Guidelines (as from time to time amended, the “Guidelines”) governing proxy voting by active and fixed income index Funds managed by BlackRock. The Guidelines include “climate and decarbonization” guidelines which apply to the Funds listed in Appendix A, if any.

BlackRock will cast votes on behalf of each of the Funds covered by this policy on specific proxy issues in respect of securities held by each such Fund (or may refrain from voting) in accordance with the Guidelines.

Conflicts Management

BlackRock Active Investment Stewardship (“BAIS”) maintains policies and procedures that seek to prevent undue influence on BlackRock’s proxy voting activity and to mitigate material conflicts of interest in the exercise of proxy voting responsibilities. Potential material conflicts, and the resultant potential for undue influence, might be due to a relationship between the investee company (or any shareholder proponent or dissident shareholder) and BlackRock, BlackRock’s affiliates or employees, or a Fund or a Fund’s affiliates. BlackRock has taken certain steps to mitigate potential conflicts, which are outlined in detail in the Guidelines. In mitigating conflicts, BAIS will adhere to the Guidelines.

In certain instances, BAIS will engage an independent third-party voting service provider to make proxy voting recommendations as a further safeguard to avoid potential conflicts of interest, to satisfy regulatory compliance requirements, or as may be otherwise required by applicable law.

With respect to the relationship between securities lending and proxy voting, shares on loan cannot be voted and BlackRock may determine to recall them for voting, as guided by BlackRock’s fiduciary responsibility to act in clients’ financial interests. The Guidelines set forth BlackRock’s approach to recalling securities on loan in connection with proxy voting.

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Reports to the Board

BlackRock will report on an annual basis to the Directors on (1) a summary of the proxy voting process as applicable to the Funds covered by this policy in the preceding year together with a representation that all votes were in accordance with the Guidelines and (2) any material changes to the Guidelines, including material changes to conflicts management practices, that have not previously been reported.

Appendix A

BlackRock U.S. Carbon Transition Readiness ETF

BlackRock World ex U.S. Carbon Transition Readiness ETF

A-2

BlackRock Active Investment Stewardship

Global Engagement and Voting Guidelines

Effective as of January 2026

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OVERVIEW

This document provides high level guidance on how BlackRock Active Investment Stewardship (BAIS) views corporate governance matters that are commonly put to a shareholder vote, or on which investors engage with issuers.1 BAIS works in partnership with BlackRock’s investment teams, excluding index equity2, providing expertise on investment stewardship and engaging with companies alongside and on behalf of those teams when appropriate. The team is responsible for establishing voting guidelines for the active equity platform, providing vote recommendations and operationalizing voting decisions. The guidance informs the voting recommendations BAIS makes to BlackRock’s active portfolio managers. It applies to active equity holdings in BlackRock’s fundamental equity, systematic equity and multi-asset solutions strategies. It also may apply to holdings in BlackRock’s index and active fixed income strategies, to the extent those strategies hold voting securities or conduct issuer engagements. The guidelines are not prescriptive as active portfolio managers have discretion as to how they integrate these guidelines within their investment processes in light of their clients’ or funds’ investment objectives. There are separate, independently developed principles and voting policies that are applied to BlackRock’s index equity investments by a distinct and independent function, BlackRock Investment Stewardship.

INTRODUCTION TO BLACKROCK

BlackRock’s mission is to help more people invest better. The money BlackRock manages is not its own — it belongs to BlackRock’s clients, many of whom make their own asset allocation and portfolio construction decisions. As a fiduciary, BlackRock invests on clients’ behalf to help them meet their investment objectives. The firm does this by understanding clients’ long-term investment objectives and offering choice on how and where they wish to invest their money. BlackRock then helps clients seek the best risk-adjusted returns based on those choices, underpinning this work with research, data and analytics.

At BlackRock, investment stewardship is core to our role as an asset manager and a fiduciary to our clients. As stewards of our clients’ assets, we engage with companies to discuss the corporate governance and business practices that, in our experience, support companies in delivering durable, risk-adjusted financial returns over time. We are committed to building strong relationships through constructive, ongoing dialogue with the boards and executive management of the companies in which our clients are invested.

ABOUT BLACKROCK ACTIVE INVESTMENT STEWARDSHIP

BlackRock Active Investment Stewardship (BAIS) is a specialist team within the Portfolio Management Group and manages BlackRock’s stewardship engagement and voting on behalf of clients invested in active strategies globally. BAIS is also responsible for engagement with issuers in index fixed income strategies, where appropriate. Our activities are informed by these Global Engagement and Voting Guidelines (the “Guidelines”) and insights from active investment analysts and portfolio managers, with whom we work closely in engaging companies and voting at shareholder meetings.

Engagement with public companies is the foundation of our approach to stewardship within fundamental active investing.3 Through direct dialogue with company leadership, we seek to understand their businesses and how they manage risks and opportunities to deliver durable, risk-adjusted financial returns. Portfolio managers and stewardship specialists may engage jointly or independently on material corporate governance matters. Our discussions focus on topics relevant to a company’s success over time, including governance and leadership, corporate strategy, capital structure and financial performance, operations and material sustainability-related risks, as well as macro-economic, geopolitical and sector dynamics. We aim to be constructive investors and are generally supportive of management teams that have a track record of financial value creation. We aim to build and maintain strong relationships with company leadership based on open dialogue and mutual respect.

[1]

This document includes BAIS’ benchmark policy, which covers nearly all active equity holdings in BlackRock’s fundamental equity, systematic equity and multi-asset solutions strategies. The benchmark policy also may apply to holdings in BlackRock’s index and active fixed income strategies, to the extent those strategies hold voting securities or conduct issuer engagements. This document also includes BAIS’ decarbonization policy, which covers holdings in BlackRock active funds that have climate and decarbonization objectives in addition to financial objectives.

[2]

BlackRock segmented active and index equity investment functions, including stewardship, in January 2025 as part of a strategic initiative to unlock the full breadth of the firm’s active and private markets capabilities for clients. As a result, there are two stewardship teams, which operate independently of one another and have separate voting policies.

[3]

On February 11, 2025, the U.S. Securities and Exchange Commission (SEC) staff issued updated guidance for shareholders to maintain their eligibility to report their beneficial ownership under Schedule 13G of the Exchange Act. We comply fully with these requirements and do not engage with portfolio companies for the purpose, or with the effect, of changing or influencing control of the company.

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Different active equity strategies may implement these voting guidelines differently, as a result of the latitude each portfolio manager has to make independent voting decisions on their holdings. For example, BAIS will generally vote the holdings in Systematic Active Equity portfolios in accordance with these guidelines. We provide voting recommendations to fundamental equity portfolio managers, who may determine to vote differently based on each portfolio’s investment objectives and strategy.

These guidelines discuss BAIS’ views on corporate governance topics on which we may engage with management teams and board directors4 and on matters that routinely come to a shareholder vote. We recognize that accepted corporate governance norms can differ across markets, and believe these guidelines represent globally applicable elements of governance that support a company’s ability to manage material risks and opportunities and deliver financial returns to investors. Generally, we believe companies should observe accepted corporate governance norms within their local markets or, particularly in markets without well-established norms, aspire to widely recognized international best practices. As one of many minority shareholders, BlackRock cannot — and does not try to — direct a company’s strategy or its implementation. We look to companies to provide disclosures that explain how their approach to corporate governance best aligns with the financial interests of their investors.

OUR APPROACH TO STEWARDSHIP WITHIN ACTIVE EQUITIES

Voting at a company’s shareholder meeting is a right of share ownership and a core principle of corporate governance. The voting rights attached to clients’ holdings are an important mechanism for investors to express support for, or concern about, a company’s performance. As a fiduciary, BlackRock is legally required to make proxy voting determinations, on behalf of clients who have delegated voting authority to us, in a manner consistent with BlackRock’s contractual arrangements with clients and funds.

In general, we tend to support the recommendations of the board of directors and management. As indicated below, we may vote against management recommendations when we have concerns about how companies are serving the financial interests of our clients as their shareholders. BAIS takes a globally consistent approach to voting but considers the different corporate governance regulations and norms across markets. Votes are determined on a case-by-case basis, in the context of a company’s situation and the investment mandate we have from clients. Please see page 19 for more information about how we fulfill and oversee our investment stewardship responsibilities for BlackRock’s non-index equity strategies.5

OUR APPROACH TO STEWARDSHIP WITHIN FIXED INCOME

Although fixed income investors do not have the right to vote at shareholder meetings, issuer engagement is a component of fixed income investment strategies at BlackRock, particularly for those with sustainability objectives in addition to financial objectives. Most corporate governance-related fixed income engagements are undertaken in conjunction with the active investment stewardship team, and often active equity investors. In addition to the topics listed below, engagement with fixed income investment teams may help inform an issuer’s approach to structuring specialist issuances and the standard terms and information in bond documentation.

BOARDS OF DIRECTORS

Roles and responsibilities

There is widespread consensus that the foundation of good corporate governance is an effective board of directors that is able to advise and supervise management in an independent and objective manner.6

We look to the board of directors (hereafter the “board”) to have an oversight role in the establishment and realization of a company’s strategy, purpose and culture. These constructs are interdependent and, when aligned, can better position a company to be resilient in the face of a changing business environment, help reduce the risks of corporate or employee misconduct, and attract and retain the caliber of workers necessary to deliver financial performance over time.

[4]	References to the board, board directors or non-executive directors should be understood to include supervisory boards and their members, where relevant.
[5]

Non-index equity strategies include active equity holdings in BlackRock’s fundamental equity, systematic equity and multi-asset solutions strategies, as well as holdings in BlackRock’s index and active fixed income strategies, to the extent those strategies hold voting securities or conduct issuer engagements.

[6]	See the Corporate Governance Codes of Germany, Japan, and the UK, as well as the corporate governance principles of the US Business Roundtable as examples.

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In overseeing the management of the company, the board ensures the necessary resources, policies and procedures are in place to help management meet its strategic objectives within an agreed risk tolerance.

One of the most important responsibilities of the board is to appoint, and remove as necessary, the chief executive officer (“CEO”). In addition, the board plays a meaningful role in monitoring the performance of the CEO and other key executives, determining executive compensation, ensuring a rigorous audit, overseeing strategy execution and risk management and engaging with shareholders, and other stakeholders, as necessary.

Composition and effectiveness

Appointment process

A formal and transparent process for identifying and appointing director candidates is critical to ensuring the board is composed of directors with the appropriate mix of skills and experience. Generally, the board or a sub-committee determines the general criteria given the company’s circumstances (e.g., sector, maturity, geographic footprint) and any additional criteria for a specific role being filled (e.g., financial expertise, industry track record). To inform the process, we encourage companies to review the skills and experience of incumbent directors to identify any gaps and whether the skills and experience of a director candidate would be additive. We welcome disclosures that explain how the board considered different skills and experience to ensure that the directors collectively can be effective in fulfilling their responsibilities. We assess a company’s board composition against that of its peer group and local market requirements.

Shareholders periodically vote to elect directors to serve on the board. We do not prescribe any particular board composition in our engagements or voting but seek to understand how well placed a board is to act in investors’ interests. We may vote against the election of the most senior independent director, or the chair of the relevant committee, where a company has not demonstrated it has an appointment process that results in a high functioning board with the appropriate complement of skills and experience amongst the directors to support strong financial performance over time. We may vote against newly nominated directors who do not seem to have the appropriate skills or experience to contribute to the board’s effectiveness.

Independence

Director independence from management, significant shareholders or other stakeholders (e.g., government or employees) is of paramount importance to the protection of the interests of minority shareholders such as BlackRock’s clients. We consider it good practice for at least half the directors to be independent and free from conflicts of interest or undue influence.7 This also helps to ensure that board committees are composed of a sufficient number of independent directors. Companies domiciled in markets with a higher threshold for board independence should meet those local requirements.

We may vote against the election of non-independent directors if the board does not have a sufficient balance of independence. We may also vote against the election of the chair of the committee responsible for board composition if this is a perennial issue.

Independent board leadership

Practices across markets differ, as do board structures, but we observe two main approaches to independent board leadership. One is a non-executive, independent chair of the board who is responsible for leading the board in the effective exercise of its duties. The other is a lead or senior independent director, who is responsible for coordinating with the other non-executive directors and working closely with the executive chair on the board agenda and other board procedures. In this case, the executive chair and the lead independent director work together to ensure the board is effectively fulfilling its responsibilities. In our view, the independent leader of the board, and/or the chair of a relevant committee, should be available to investors to discuss governance matters such as CEO succession, executive pay, and board performance. We look to boards to explain their board leadership model and how it serves the interests of shareholders.

We may vote against the election of the chair of the committee responsible for board composition if there is not an identified independent leader of the board with clear responsibilities for board performance. We may vote against the most senior independent director if the board has a policy of not engaging with shareholders.

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Common impediments to independence may include but are not limited to: current or recent employment at the company or a subsidiary; being, or representing, a shareholder with a substantial shareholding in the company; interlocking directorships; lengthy tenure, and having any other interest, business, or other relationship which could, or could reasonably be perceived to, materially interfere with a director’s ability to act in the best interests of the company and shareholders.

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Tenure and succession

In our view, it is good practice for boards to establish the length of time a director would normally be expected to serve, in line with market norms where those exist. We find it helpful when companies disclose their approach to director tenure particularly around the contributions of directors who have served for longer periods than typically provided for under local practice. In our experience, long-serving directors could become less independent given their long-term relationship with management and involvement in past board decisions.

Succession planning for board roles helps achieve the appropriate cadence of turnover that balances renewal through the regular introduction of directors with fresh perspectives and expertise with continuity through the retention of directors with long-term knowledge of the board and company.

In markets where there is not specific director tenure guidance from regulation or corporate governance best practices, we may vote against the election of the chair of the committee responsible for board composition if a company does not clearly disclose its approach to director tenure and board renewal. We may vote against the election of directors who have served for more years than is typical in markets with specific guidance, where the case for their continued service is not evident.

Capacity

To be effective and engaged, directors need to have the time and energy to commit to the role. In our view, an effective board will assess the ability of its members to maintain an appropriate focus on board matters and the company taking into consideration competing responsibilities. We recognize that board leadership roles vary across markets in responsibilities and required time commitment but note that they are generally more intensive than a standard directorship. We will take local norms and practices into consideration when making our voting determinations across markets.

We may vote against the election of directors who do not seem to have sufficient capacity to effectively fulfil their duties to the board and company.

Director elections

Regular election of directors, ideally annually, supports director accountability to shareholders. A classified board structure8 may be justified by a company when it needs consistency and stability during a time of transition, or on the basis of its business model (e.g., a non-operating company such as closed-end funds).

Shareholders should have the opportunity to evaluate nominated directors individually rather than in bundled slates. We look to companies to provide sufficient information on each director standing for election so that shareholders can assess their capabilities and suitability. We will generally not support the election of directors whose names and biographical details have not been disclosed sufficiently in advance of the shareholder meeting.

Each director’s appointment should be dependent on receiving a simple majority of the votes cast at the shareholder meeting. Where a company’s practices differ, we look to the board to provide a detailed explanation as to how its approach best serves investors’ interests.

We may vote for shareholder or management proposals seeking to establish annual election of directors and/or a simple majority vote standard for director elections. We may vote against all the directors standing for election as part of a single slate if we have concerns about the profile or performance of an individual director.

Committees

Many boards establish committees to focus on specific responsibilities of the board such as audit and risk, governance and human capital, and executive compensation, amongst other matters. We do not prescribe to companies what committees they should establish, but we seek to understand the board’s rationale for the committee structure it determines is appropriate. We note that, in some markets, regulation requires such committees. The responsibilities of each committee should be clear, and the board should ensure that all critical matters are assigned either to the full board or to one of the committees. It is helpful to investor

[8]	A classified board divides the directors into classes with different overlapping terms. As a result, only one class of directors stands for election in any one year.

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understanding when the board discloses the structure, membership, proportion of independent directors, and responsibilities of each committee. The responsibilities we typically see assigned to the three most common committees include:

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Audit and risk — oversight responsibilities for the integrity of financial reporting, risk management and compliance with legal and regulatory requirements; may also play an oversight role in relation to the internal audit function and whistleblowing mechanisms.

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Nominating, governance and human capital — oversight responsibilities for corporate governance principles and practices of the company, including the periodic review of board performance; responsibility for succession planning for CEO and key board roles, as well as the director appointment process; may also have oversight responsibilities for human capital management strategies, including corporate culture and purpose.

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Executive compensation — determines the compensation policies and programs for the CEO and other executive officers, approves annual awards and payments under the policies; may also have oversight responsibilities for firm-wide compensation policies.

We may vote against the election of the chair of the committee or other directors serving as committee members to convey concerns about how a committee has undertaken its responsibilities. We may vote against the election of the most senior non-executive director if there is not a clearly disclosed approach to board committees.

Board and director evaluation

We consider it best practice for companies to conduct an annual review of the performance of the board, the committees, the chair and individual directors. Periodically, this review could be undertaken by an independent third party able to bring objective perspectives to the board on governance and performance. We encourage companies to disclose their approach to and the objectives of evaluations, including any changes made to the board’s approach as a result.

Access to independent advice

To support the directors in effectively fulfilling their duties to the company and shareholders, they should have access to independent advice. In certain circumstances, it may be helpful to boards to retain independent third parties to advise on critical matters. These might include new industry developments such as emergent and disruptive technology, operating events with material consequences for the company’s reputation and/or performance, or significant transactions. Board committees may similarly retain third parties to advise them on specialist matters such as audit, compensation and succession planning.

EXECUTIVE COMPENSATION

Boards play an important role in establishing compensation arrangements that enable the company to recruit, retain and reward the caliber of executive management necessary to lead and operate the company to deliver superior financial returns over time. We focus on alignment between variable pay and a company’s financial performance.

Generally, executive compensation arrangements have four components: base salary, annual bonus that rewards performance against short-term metrics, incentives — most often share-based- that reward performance against long-term metrics, and pensions and benefits. In our observation, base salary, pensions and benefits are largely set relative to market norms and benchmarks. The annual bonus and share-based incentive, or variable pay plans, tend to be tailored to the company, its sector and long-term strategy, as well as the individuals the board is seeking to recruit and motivate.

Recognizing the unique circumstances of each company, we determine whether to support a company’s approach to executive compensation on a case-by-case basis. We rely on companies providing sufficient quantitative and qualitative information in their disclosures to enable shareholders to understand the compensation arrangements and assess the alignment with investors’ interests. Features we look for in compensation arrangements include:

•	Fixed pay components, including base salary, benefits and prerequisites that are appropriate in the context of the company’s size, sector and market.

•	Variable pay subject to performance metrics that are closely linked to the company’s short- and long-term strategic objectives.

•	Long-term incentives that motivate sustained performance across a multi-year period.

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•

A balance between fixed and variable pay, short- and long-term incentives, and specific instruments (cash and equity awards) that promotes pay program durability and seldom necessitates one-off, discretionary payments.

•	Pay outcomes that are consistent with the returns to investors over the relevant time period.

•	Board discretion, if allowed within the variable pay arrangements, to be used sparingly, responsibly and transparently.

•

A requirement, that participants in long-term share-based incentive plans build a meaningful shareholding in the company within a defined time period, as determined by the board or relevant board committee.

•	Change of control provisions that appropriately balance the interests of executives and shareholders.

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Clawback or malus provisions that allow the company to recoup or hold back variable compensation from individuals whose awards were based on fraudulent activities, misstated financial reports, or executive misconduct.

•	Severance arrangements that protect the company’s interests but do not cost more than is contractual.

We may vote against proposals to introduce new share-based incentives, approve existing policies or plans, or approve the compensation report where we do not see alignment between executive compensation arrangements and our clients’ financial interests. When there is not an alternative, or where there have been multi-year issues with compensation misaligned with performance, we may vote against the election of the chair of the responsible committee, or the most senior independent director.

NON-EXECUTIVE DIRECTOR COMPENSATION

Companies generally pay non-executive directors an annual retainer or fee in cash, shares or a combination of the two. Some companies also pay additional fees for service on board committees or in board leadership roles. We do not support non-executive directors participating in performance-based incentive plans as doing so may create a conflict of interest and undermine their independence from management, whom they oversee.

CAPITAL STRUCTURE

Boards are responsible for ensuring senior executive leadership has established a capital strategy that achieves appropriate capital allocation in support of long-term financial resilience.

Where company practices diverge from those set out below, we look for companies to disclose why they view these practices to be aligned with shareholders’ interests. We may vote against management proposals seeking capital-related authorities, or the election of the most senior independent director, if we have concerns about a company’s approach. We may also support a shareholder proposal seeking conversion of shares with differentiated voting rights to a one-share, one-vote standard.

Share issuance

We assess requests for share issuance for particular transactions on a case-by-case basis. We will generally support authorities to issue shares when subject to pre-emptive rights, and up to 20% absent pre-emptive rights. We consider it good practice for companies to seek regular approval of these authorities to allow shareholders to take into consideration how prior authorities were used, as well as the current circumstances of the company and the market environment.

Share buybacks

We assess share buyback proposals in the context of the company’s disclosed capital management strategy and management’s determination of the appropriate balance between investment that supports the long-term growth of the company and returning cash to investors. We also take into consideration the effect of a buyback program on the company’s balance sheet and executive compensation arrangements and the price at which shares are repurchased relative to market price. We consider it good practice for companies to seek regular approval of these authorities to allow shareholders to take into consideration how prior authorities were used, as well as the current circumstances of the company and the market environment.

Dividends

We generally defer to management and the board on dividend policy but may engage to seek further clarification where a proposed dividend appears out of line with the company’s financial position.

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Differentiated voting rights

We prefer companies to adopt a one-share, one-vote structure for share classes with the same economic exposure. Certain companies, particularly those new to public markets, could make the case to adopt a differentiated voting rights structure, or dual class stock. In those situations, we encourage companies to evaluate and seek approval for their capital structure on a periodic basis.

TRANSACTIONS AND SPECIAL SITUATIONS

We monitor developments in transactions and special situations closely and undertake our own detailed analyses of proposals.

Mergers and acquisitions

We evaluate proposed mergers or acquisitions by assessing the financial outcome for our clients as minority shareholders. Management should provide an assessment of the proposed transaction’s strategic and financial rationale, along with its execution and operational risks. We review each transaction independently based on these factors and the degree to which the transaction enhances shareholder value. The board might consider establishing an ad hoc transaction committee to undertake an independent assessment of a significant merger or acquisition, in advance of making its recommendation to shareholders.

We will vote against transactions that, in our assessment, do not advance our clients’ financial interests.

Anti-takeover defenses

In principle, we do not support companies using anti-takeover defenses, also known as poison pills or shareholder rights plans, as they can entrench management and boards which have not delivered long-term shareholder value. By exception, a poison pill may be supported if its purpose is to delay a takeover that is considered sub-optimal and enable management to seek an improved offer. Similarly, management could make the case to use a poison pill to block a shareholder activism campaign that may be counter to the interests of other investors. Defense mechanisms introduced in these circumstances should be limited in term and threshold, and also be closely monitored by the independent members of the board. We consider it good practice for companies to put to a shareholder vote any mechanisms expected to be in place for more than 12 months.

Shareholder activism

When companies are the focus of an activism campaign, we may communicate with the activist to understand their analysis and objectives, once they have publicly disclosed their campaign. We may also engage with company management and possibly board members, especially those the activist may be seeking to replace. In our assessment, we evaluate various factors, including the concerns raised by the activist and the case for change; the quality of both the activist’s and management’s plans; and the qualifications of each party’s candidates. We evaluate each contested situation by assessing the potential financial outcome for our clients as minority shareholders.

We may support board candidates nominated by a shareholder activist if BAIS, in its independent judgment, or the relevant portfolio manager has determined that there is a case for change to enhance shareholder value, or if the incumbent board members do not demonstrate the relevant skills and expertise or have a poor track record of protecting shareholders’ interests.

Significant shareholders and related party transactions

Boards of companies with affiliated shareholders or directors should give equitable consideration to the interests of all shareholders when evaluating related party transactions.

We consider it good practice for transactions with related parties, such as significant shareholders or companies affiliated with the public company, to be disclosed in detail and conducted on terms similar to what would objectively have been agreed with a non-related party. In our view, such transactions should be reviewed and approved by the independent members of the board, and if voted on, only disinterested shareholders should vote.

CORPORATE REPORTING, RISK MANAGEMENT AND AUDIT

Investors depend on corporate reporting, both regulatory and voluntary, to understand a company’s strategy, its implementation and financial performance, as well as to assess the quality of management and operations and potential for the company to create shareholder value over time. We consider it good practice for the board to oversee corporate reporting and the policies and procedures underpinning the internal audit function and external audit.

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A company’s financial reporting should provide decision-useful information for investors, and other stakeholders, on its financial performance and position. It should provide an accurate and balanced assessment of the risks and opportunities the company faces in realizing its long-term strategy. Accordingly, the assumptions made by management and reviewed by the auditor in preparing the financial statements should be reasonable and justified. Financial statements should be prepared in accordance with globally developed reporting standards and any divergence from generally accepted accounting principles should be explained in detail and justified. Accounting restatements should be explained in detail and any remedial actions, and the implications of these, disclosed.

In this context, audit committees play a vital role in a company’s financial reporting system by providing independent oversight of the accounts, material financial and, where appropriate to the jurisdiction, non-financial information, internal control frameworks and Enterprise Risk Management systems. In our view, effective audit committee oversight strengthens the quality and reliability of a company’s financial statements and provides an important level of reassurance to shareholders. Audit committees should have a procedure in place for assessing the independence of the auditor and the quality of the external audit process annually.

Similarly, we encourage companies to disclose material sustainability-related factors that are integral to how a company manages risks or generates revenue. BAIS finds it helpful to our understanding when companies provide robust, standardized disclosures on their material sustainability-related risks and opportunities. The International Sustainability Standards Board (ISSB) is one entity working to meet these objectives through its reporting standards, which may be helpful to companies in preparing such reports.9 However, we do not mandate any specific disclosure framework, and note that companies in certain jurisdictions are subject to mandatory reporting requirements under standards specified by policy makers.10

Companies should establish robust risk management and internal control processes appropriate to the company’s business, risk tolerance, and regulatory environment. A credible whistleblowing system for employees, and potentially other stakeholders, can be a useful mechanism for ensuring that senior management and the board are aware of potential misconduct or breaches in risk management and internal control processes.

A comprehensive audit conducted by an independent audit firm contributes to investor confidence in the quality of corporate reporting. It is helpful when the audit report gives some insight into the scope and focus of the audit, as well as any critical audit matters identified and how these were resolved. A comprehensive and effective audit is time and resource intensive, and the audit fee should be commensurate. Fees paid to the audit firm for non-audit consulting should not exceed the audit fee to a degree that may prompt concerns about the independence of the audit. The audit committee should explain its position on auditor tenure and how it confirmed that the auditor remained independent.

We may vote against the election of the responsible directors if corporate reporting is insufficient or there are material misstatements in financial reports. In markets where relevant, we may vote against a proposal to approve the financial statements or the discharge of the board when we are concerned about the quality of corporate reporting or the audit. We may vote against proposals to appoint the auditor, ratify the audit report, or approve the audit fee if we are concerned about the auditor’s independence, the quality of the audit, or there are material misstatements in financial reports and the board has not established reasonable remediation plans.

SHAREHOLDER RIGHTS AND PROTECTIONS

General shareholder meetings

Companies normally have an annual general meeting of shareholders at which routine and non-routine items of business are discussed and voted on by shareholders in attendance or submitting proxy votes. Companies should disclose materials relevant to the shareholder meeting sufficiently in advance so that shareholders can take them into consideration in their voting decisions. Many companies offer shareholders the option of participating in the meeting virtually which, whilst welcome, should not limit the rights of shareholders to participate as they would during an in-person meeting.

[9]

The ISSB is an independent standard-setting body within the International Financial Reporting Standards (IFRS) Foundation. Please refer to the IFRS website to learn more about the framework and standards S1 “General Requirements for Disclosure of Sustainability-related Financial Information” and S2 “Climate-related Disclosures.”

[10]

See, for examples, https://www.ifrs.org/news-and-events/news/2025/06/ifrs-foundation-publishes-jurisdictional-profiles-issb-standards/ and https://finance.ec.europa.eu/capital-markets-union-and-financial-markets/company-reporting-and-auditing/company-reporting/corporate-sustainability-reporting_en

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We may vote against directors when materials related to the business of the shareholder meeting are not provided in a timely manner or do not provide sufficient information for us to make an informed voting decision. We may vote against directors if the format of the shareholder meeting does not accommodate reasonable shareholder participation.

Bylaw amendments

We review bylaw amendments proposed by management on a case-by-case basis and will generally support those that are aligned with the interests of minority shareholders. Any material changes to the bylaws should be explained in detail and put to a shareholder vote.

We may vote against bylaw amendments that reduce shareholder rights and protections or introduce additional burdens. We may vote against directors if material changes are made to the bylaws without shareholder approval.

If not provided for in the relevant corporate law, company bylaws should allow shareholders, individually or as a group, with a meaningful shareholding, the right to call a special meeting of shareholders. The shareholding required to exercise this right should balance its utility with the cost to the company of holding special meetings.

If not provided for in the relevant corporate law, company bylaws should allow shareholders, individually or as a group, with a meaningful shareholding, the right to nominate directors to the company’s board. The threshold for this right should be set so that shareholders can exercise it without being unduly disruptive to the board’s own nomination process.

Whilst we would not use either of these rights ourselves, we see them as important accountability mechanisms. We may vote for a shareholder proposal seeking the addition of either of these provisions to a company’s bylaws.

Change of domicile

We generally defer to management on proposals to change a company’s domicile as long as the rationale for doing so is consistent with the company’s long-term strategy and business model and the related costs are immaterial.

We may vote against directors or a proposal to change a company’s domicile where it does not seem aligned with our clients’ financial interests.

Changes to a company’s purpose or the nature of its business

Plans to materially change the nature of a company’s business or its purpose should be disclosed and explained in the context of long-term strategy and business dynamics. Such changes may significantly alter an investor’s views on the suitability of a company for their investment strategy or portfolio.

Where relevant, we may vote against proposals to change a company’s purpose or the nature of its business if the board has not provided a credible argument for change.

SHAREHOLDER PROPOSALS

Shareholders in many markets, who meet certain eligibility criteria, have the right to submit proposals to the general shareholder meeting asking a company to take a particular course of action subject to the proposal being supported by a majority of votes cast at the meeting. The topics raised can address a range of matters that may be relevant to a company’s business.

We vote on these proposals on a case-by-case basis. We assess the relevance of the topic raised to a company’s business and its current approach, whether the actions sought are consistent with shareholders’ interests, and what impact the proposal being acted upon might have on financial performance.

Our general approach where we have concerns about a company’s governance, disclosures or performance is to engage to understand the apparent difference in perspective. If we are concerned a company is not acting in shareholders’ financial interests, we may vote against the election of directors. We may support a relevant shareholder proposal if doing so is aligned with our clients’ financial interests. We generally do not support shareholder proposals that are legally binding on the company, seek to alter a company’s strategy or direct its operations, or are unrelated to how a company manages risk or generates financial returns.

BlackRock is subject to rules, regulations, agency guidance and contractual agreements that place restrictions and limitations on how we can interact with the companies in which we invest on behalf of our clients, including our ability to submit shareholder proposals. We do not submit shareholder proposals but can vote, on behalf of clients who authorize us to do so, on proposals put forth by others.

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CORPORATE POLITICAL ACTIVITIES

A corporation’s ability to engage in the policy process is subject to rules and regulations set by the jurisdictions in which they engage. When a corporation reports material financial risk related to policy and or regulatory changes, BAIS may seek to understand how it is addressing the material risk identified. We seek to understand how companies engage in corporate political activities and ensure that their participation is consistent with their public statements on policy matters material to the company’s long-term strategy. The board should be aware of the approach taken by management on corporate political activities as there can be reputational risks arising from inconsistencies between a company’s policy engagement and stated policy positions. Companies should, as a minimum, meet all regulatory disclosure requirements on political activities. We may engage a company where we would like to better understand its approach to policy engagement, where relevant.

To mitigate the risk of inconsistencies, companies may wish to assess the alignment between their policy priorities and the policy positions of the trade associations of which they are active members and any engagements undertaken by trade associations on behalf of members.

We may support a relevant shareholder proposal, or vote against directors, where a company’s disclosures are insufficient to address the material risk it has identified.

MATERIAL SUSTAINABILITY-RELATED RISKS AND OPPORTUNITIES

We seek to understand how companies manage the material risks and opportunities inherent in their business operations. In our experience, sustainability-related factors11 that are relevant to a company’s business or material to its financial performance, are generally operational considerations embedded into day-to-day management systems. Certain sustainability issues may also inform long-term strategic planning, for example, investing in product innovation in anticipation of changing consumer demand or adapting supply chains in response to changing regulatory requirements.

We recognize that the specific sustainability-related factors that may be financially material or business relevant will vary by company business model, sector, key markets, and time horizon, amongst other considerations. From company disclosures and our engagement, we aim to understand how management is identifying, assessing and integrating material sustainability-related risks and opportunities into their business decision-making and practices. Doing so helps us undertake a more holistic assessment of a company’s potential financial performance and the likely risk-adjusted returns of an investment.

We may vote against directors or support a relevant shareholder proposal if we have concerns about how a company is managing or disclosing its approach to material sustainability-related risks that may impact financial returns.

KEY STAKEHOLDERS

In our view, companies should understand and take into consideration the interests of the various parties on whom they depend for their success over time. It is for each company to determine their key stakeholders based on what is material to their business and long-term financial performance. For many companies, key stakeholders include employees, business partners (such as suppliers and distributors), clients and consumers, regulators, and the communities in which they operate. Companies that appropriately balance the interests of investors and other stakeholders are, in our experience, more likely to be financially resilient over time.

CLIMATE AND DECARBONIZATION INVESTMENT OBJECTIVES

Certain active BlackRock funds have climate and decarbonization objectives in addition to financial objectives. Consistent with the objectives of those investment strategies, our stewardship activity in relation to the holdings in those funds differs in some respects from BAIS’ benchmark guidelines, which are described above. Specifically, for those funds’ holdings, we look to investee companies to demonstrate that they are aligned with a decarbonization pathway that means their business model would be viable in a low-carbon economy, i.e., one in which global temperature rise is limited to 1.5°C above pre-industrial levels. In addition,

[11]

By material sustainability-related risks and opportunities, we mean the drivers of risk and financial value creation in a company’s business model that have an environmental or social dependency or impact. Examples of environmental issues include, but are not limited to, water use, land use, waste management, and climate risk. Examples of social issues include, but are not limited to, human capital management, impacts on the communities in which a company operates, customer loyalty, and relationships with regulators. It is our view that well-managed companies will effectively evaluate and manage material sustainability-related risks and opportunities relevant to their businesses. Governance is the core means by which boards can oversee the creation of durable financial value over time. Appropriate risk oversight of business-relevant and material sustainability-related considerations is a component of a sound governance framework.

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clients in separately managed accounts may instruct BlackRock to apply these guidelines to their holdings. Both in the case of funds and separately managed accounts, these guidelines are only implemented upon explicit selection and approval by the applicable fund board or client.

These decarbonization stewardship guidelines focus on companies which produce goods and services that contribute to real world decarbonization or have a carbon intensive business model and face outsized impacts from the low carbon transition, based on reported and estimated scopes 1, 2, and 3 greenhouse gas emissions. These companies should provide disclosures that set out their governance, strategy, risk management processes and metrics and targets relevant to decarbonization. It is helpful to investors’ understanding when these disclosures include an explanation of the decarbonization scenarios a company is using in its near- and long-term planning, as well as its scope 1, scope 2 and material scope 3 greenhouse gas (GHG) emissions and reduction targets for scope 1 and 2 emissions.

Under these climate- and decarbonization-specific guidelines, BAIS may recommend a vote against directors or support for a relevant shareholder proposal if a company does not appear to be adequately acting to address or disclosing material climate-related risks, consistent with the parameters set out in these climate- and decarbonization-specific guidelines. We may recommend supporting shareholder proposals seeking information relevant to a company’s stated low-carbon transition strategy or targets that the company does not currently provide and that would be helpful to investment decision-making. We would not recommend support for shareholder proposals that seek to constrain board or management decision-making or direct specific business or strategic decisions. As under the BAIS benchmark approach, the active portfolio managers are ultimately responsible for voting consistent with their investment mandate and fund objectives. For the funds and accounts in scope, voting on matters not related to climate risk and the energy transition is undertaken in line with BAIS’ benchmark guidelines.

APPENDIX 1: HOW WE FULFIL AND OVERSEE OUR INVESTMENT STEWARDSHIP RESPONSIBILITIES FOR NON-INDEX EQUITY INVESTMENT STRATEGIES

Oversight

The Global Head of BAIS has primary oversight of and responsibility for the team’s activities, including voting in accordance with the BlackRock Active Investment Stewardship Global Engagement and Voting Guidelines (the “Guidelines”), which require the application of professional judgment and consideration of each company’s unique circumstances, as well as input from active investors. BAIS is independent from BlackRock Investment Stewardship in our engagement and voting activities, reporting lines, and oversight.

The Stewardship Leaders Group, comprised of senior active investors and other relevant stakeholders in BlackRock’s legal, public policy, sustainability and communications teams, helps shape the firm’s approach to investment stewardship on non-index equity investment strategies. The Group may advise on and review amendments to BAIS’ policies and practices. It does not determine voting decisions, which are the responsibility of BAIS and the relevant active equity investors.

BAIS carries out engagement with companies in collaboration with active investment colleagues, executes proxy votes, and conducts vote operations (including maintaining records of votes cast) in a manner consistent with the Guidelines. BAIS also conducts research on corporate governance issues and participates in industry discussions to contribute to and keep abreast of important developments in the corporate governance field. BAIS may use third parties for certain of the foregoing activities and performs oversight of those third parties (see “Use and oversight of third-party vote services providers” below).

Voting guidelines and vote execution

BlackRock votes on proxy issues when our clients authorize us to do so. We carefully consider the voting items submitted to funds and other fiduciary account(s) (Fund or Funds) for which we have voting authority. BlackRock votes (or refrains from voting) for each Fund for which we have voting authority based on our evaluation of the alignment of the voting items with the long-term economic interests of our clients, in the exercise of our independent business judgment, and without regard to the relationship of the issuer (or any shareholder proponent or dissident shareholder) to the Fund, the Fund’s affiliates (if any), BlackRock or BlackRock’s affiliates, or BlackRock employees (see “Conflicts management policies and procedures,” below).

When exercising voting rights, BAIS will normally vote on specific proxy issues in accordance with the Guidelines, although portfolio managers have the right to vote differently on their holdings if they determine doing so is more aligned with the investment objective and financial interests of clients invested in the funds they manage.

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The Guidelines are not intended to be exhaustive. BAIS applies the Guidelines on a case-by-case basis, in the context of the individual circumstances of each company and the specific issue under review. As such, the Guidelines do not indicate how BAIS will vote in every instance. Rather, they reflect our view about corporate governance issues generally, and provide insight into how we typically approach issues that are commonly put to a shareholder vote. The Guidelines are reviewed annually and updated as necessary to reflect changes in market practices, developments in corporate governance and feedback from companies and clients. In this way, BAIS aims to maintain policies that explain our approach to governance practices most aligned with clients’ long-term financial interests.

In certain markets, proxy voting involves logistical issues which can affect BAIS’ ability to vote such proxies, as well as the desirability of voting such proxies. These issues include, but are not limited to: i) untimely notice of shareholder meetings; ii) restrictions on a foreigner’s ability to exercise votes; iii) requirements to vote proxies in person; iv) “share-blocking” (requirements that investors who exercise their voting rights surrender the right to dispose of their holdings from the point at which votes are submitted until after the after the shareholder meeting has occurred); v) potential difficulties in translating the proxy; vi) regulatory constraints; and vii) requirements to provide local agents with powers of attorney to facilitate voting instructions. We are not supportive of impediments to the exercise of voting rights such as share-blocking or overly burdensome administrative requirements.

BlackRock votes proxies in these situations on a “best-efforts” basis. In addition, BAIS may determine that it is generally in the interests of BlackRock’s clients not to vote proxies (or not to vote our full allocation) if the costs (including but not limited to opportunity costs associated with share-blocking constraints) associated with exercising a vote are expected to outweigh the benefit the client would derive by voting on the proposal.

Voting Choice

BlackRock offers Voting Choice, a program that provides eligible clients with more opportunities to participate in the proxy voting process where legally and operationally viable.

Voting Choice is currently available for eligible clients invested in certain institutional pooled funds in the U.S., UK, and Canada that use systematic active equity (SAE) and multi-asset strategies. In addition, institutional clients in separately managed accounts (SMAs) are eligible for BlackRock Voting Choice regardless of their investment strategies.12

As a result, the shares attributed to BlackRock in company share registers may be voted differently depending on whether our clients have authorized BAIS to vote on their behalf, have authorized BlackRock to vote in accordance with a third-party policy, or have elected to vote shares in accordance with their own policy. Our clients have greater control over proxy voting because of Voting Choice.13

Use and oversight of third-party vote services providers

Third-party vote services providers — or proxy research firms — provide research and recommendations on proxy votes, as well as voting infrastructure. BlackRock contracts primarily with the vote services provider ISS and leverages its online platform to supply research and support voting, record keeping, and reporting processes. We also use Glass Lewis’ research and analysis as an input into our voting process. It is important to note that, although proxy research firms provide important data and analysis, BAIS does not rely solely on their information or follow their voting recommendations. A company’s disclosures, our engagements and voting, investment colleagues’ insights and our Guidelines are important inputs into our voting decisions on behalf of clients.

Given the large universe of actively held companies, BAIS employs the proxy services provider to streamline the voting process by making voting recommendations based on BAIS’ Guidelines when the items on a shareholder meeting agenda are routine. Agenda items that are not routine are referred back to BAIS to assess, escalate as necessary to the relevant portfolio managers and vote. BAIS reviews and can override the recommendations of the vote services provider at any time prior to the vote deadline. Both BAIS and the vote services provider actively monitor securities filings, research reports, company announcements, and direct communications from companies to ensure awareness of supplemental disclosures and proxy materials that may require a modification of votes.

[12]

With Voting Choice, SMAs have the ability to select from a set of voting policies from third-party proxy advisers the policy that best aligns with their views and preferences. BlackRock can then use its proxy voting infrastructure to cast votes based on the client’s selected voting policy.

[13]	BlackRock does not disclose client information, including a client’s selection of proxy policy, without client consent.

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BAIS closely monitors the third-party vote services providers we contract with to ensure that they are meeting our service level expectations and have effective policies and procedures in place to manage potential conflicts of interest. Our oversight of service providers includes regular meetings with client service teams, systematic monitoring of vendor operations, as well as annual due diligence meetings in accordance with BlackRock’s firmwide policies.

Conflicts management policies and procedures

BlackRock maintains policies and procedures that seek to prevent undue influence on BAIS’ proxy voting activity. Such influence might stem from any relationship between the investee company (or any shareholder proponent or dissident shareholder) and BlackRock, BlackRock’s affiliates, a Fund or a Fund’s affiliates, or BlackRock employees. The following are examples of sources of perceived or potential conflicts of interest:

•	BlackRock clients who may be issuers of securities or proponents of shareholder resolutions

•	BlackRock business partners or third parties who may be issuers of securities or proponents of shareholder resolutions

•	BlackRock employees who may sit on the boards of public companies held in Funds managed by BlackRock

•	Significant BlackRock, Inc. investors who may be issuers of securities held in Funds managed by BlackRock

•	Securities of BlackRock, Inc. or BlackRock investment funds held in Funds managed by BlackRock

•	BlackRock, Inc. board members who serve as senior executives or directors of public companies held in Funds managed by BlackRock

BlackRock has taken certain steps to mitigate perceived or potential conflicts including, but not limited to, the following:

•	Adopted these Guidelines which are designed to advance our clients’ long-term financial interests in the companies in which BlackRock invests on their behalf

•

Established a reporting structure that separates BAIS from employees with sales, vendor management, or business partnership roles. In addition, BlackRock seeks to ensure that all engagements with corporate issuers, dissident shareholders or shareholder proponents are managed consistently and without regard to BlackRock’s relationship with such parties. Clients or business partners are not given preferential treatment or differentiated access. BAIS prioritizes engagements based on factors including, but not limited to, our need for additional information to make a more informed voting decision or to better understand a company’s perspectives on financially material risks and opportunities. Within the normal course of business, BAIS may engage directly with BlackRock clients, business partners and/or third parties, and/or with employees with sales, vendor management, or business partnership roles, in discussions regarding our approach to stewardship, general corporate governance matters, client reporting needs, and/or to otherwise ensure that proxy-related client service levels are met

•

Determined to engage, in certain instances, an independent third-party voting service provider to make proxy voting recommendations as a further safeguard to avoid perceived or potential conflicts of interest, to satisfy regulatory requirements, or as may be otherwise required by applicable law. In such circumstances, the independent third-party voting service provider provides BlackRock with recommendations, in accordance with the Guidelines, as to how to vote such proxies. BlackRock uses an independent third-party voting service provider to make proxy voting recommendations for shares of BlackRock, Inc. and companies affiliated with BlackRock, Inc. BlackRock may also use an independent third-party voting service provider to make proxy voting recommendations for certain perceived or potential conflicts of interest, including:

•	public companies that include BlackRock employees on their boards of directors

•	public companies of which a BlackRock, Inc. board member serves as a senior executive or a member of the board of directors

•	public companies that are the subject of certain transactions involving BlackRock Funds

•	public companies that are joint venture partners with BlackRock, and

•	public companies when legal or regulatory requirements compel BlackRock to use an independent third-party voting service provider

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In selecting an independent third-party voting service provider, we assess several characteristics, including but not limited to: independence, an ability to analyze proxy issues and make recommendations in the economic interest of our clients in accordance with the Guidelines, reputation for reliability and integrity, and operational capacity to accurately deliver the assigned recommendations in a timely manner. We may engage more than one independent third-party voting service provider, in part to mitigate potential or perceived conflicts of interest at a single voting service provider.

Securities lending

If authorized, BlackRock acts as a securities lending agent on behalf of its clients. Securities lending is a well-regulated practice that contributes to capital market efficiency. It also enables funds to generate additional returns which in turn may allow fund providers to offset fund expenses.

With regard to the relationship between securities lending and proxy voting, BlackRock cannot vote shares on loan and may determine to recall them to allow for voting. This decision is guided by our fiduciary duty as an asset manager to our clients in helping them achieve their investment goals. While this has occurred in a limited number of cases, the decision to recall securities on loan as part of BlackRock’s securities lending program in order to vote is based on an evaluation of various factors that include, but are not limited to, assessing potential securities lending revenue alongside the potential long-term financial value to clients of voting those securities (based on the information available at the time of recall consideration). BAIS works with active portfolio managers, as well as colleagues in the Securities Lending team, to evaluate the costs and benefits to clients of recalling shares on loan.

In almost all instances, BlackRock anticipates that the potential long-term financial value to clients of voting shares would not warrant recalling securities on loan. However, in certain instances, BlackRock may determine, in our independent business judgment as a fiduciary, that the value of voting outweighs the securities lending revenue loss to clients and would therefore recall shares to be voted in those instances.

Periodically, BlackRock reviews our process for determining whether to recall securities on loan in order to vote and may modify it as necessary.

Reporting and vote transparency

BAIS is committed to transparency in the stewardship work we do on behalf of clients. We inform clients about our engagement and voting policies and activities through direct communication and disclosure on our website.

WANT TO KNOW MORE?

blackrock.com/stewardship | ContactActiveStewardship@blackrock.com

The document is provided for information purposes only and is subject to change. Reliance upon this information is at the sole discretion of the reader.

Prepared by BlackRock, Inc.

©2025 BlackRock, Inc. All rights reserved. BLACKROCK is a trademark of BlackRock, Inc., or its subsidiaries in the United States and elsewhere. All other trademarks are those of their respective owners.

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SAI-CFA-0426

STATEMENT OF ADDITIONAL INFORMATION

BlackRock Funds III

BlackRock Cash Funds: Institutional

BlackRock Cash Funds: Treasury

400 Howard Street, San Francisco, California 94105 • Phone No. (800) 441-7450

This combined Statement of Additional Information (“SAI”) of BlackRock Funds III (the “Trust”) is not a prospectus and should be read in conjunction with the current prospectus of the Trust dated April 30, 2026, as it may from time to time be supplemented or revised, for SL Agency Shares of BlackRock Cash Funds: Institutional and BlackRock Cash Funds: Treasury (each, a “Fund” and collectively, the “Funds”). No investment in shares should be made without reading the prospectus. All terms used in this SAI that are defined in the prospectus have the meanings assigned in the prospectus. This SAI is incorporated by reference in its entirety into the prospectus for SL Agency Shares. Copies of the prospectus, Annual Report, Semi-Annual Report and Annual Financial Statements and Additional Information for each of the Funds may be obtained, without charge, by writing to State Street Bank and Trust Company, Attn: Quincy Nunnally-Transfer Agency, P.O. Box 5493, Boston, Massachusetts 02206, or by calling 1-888-204-3956 (toll free). The audited financial statements of each of the Funds are incorporated into this SAI by reference to the Funds’ Annual Financial Statements and Additional Information for the fiscal year ended December 31, 2025, as filed with the SEC on Form N-CSR (the “2025 Annual Financial Statements”).

References to the Investment Company Act of 1940, as amended (the “1940 Act”), or other applicable law, will include any rules promulgated thereunder and any guidance, interpretations or modifications by the Securities and Exchange Commission (the “SEC”), SEC staff or other authority with appropriate jurisdiction, including court interpretations, and exemptive, no-action or other relief or permission from the SEC, SEC staff or other authority.

The Trust is an open-end, series management investment company. The Funds have additional share classes which are described in separate prospectuses and a separate SAI. Each Fund seeks to achieve its investment objective by investing all of its assets in a master portfolio of Master Investment Portfolio (“MIP”). BlackRock Cash Funds: Institutional invests in Money Market Master Portfolio and BlackRock Cash Funds: Treasury invests in Treasury Money Market Master Portfolio (each, a “Master Portfolio” and collectively, the “Master Portfolios”). MIP is an open-end, series management investment company. BlackRock Fund Advisors (“BFA,” the “Manager” or the “Investment Adviser”) serves as investment adviser to each Master Portfolio. References to the investments, investment policies and risks of a Fund, unless otherwise indicated, should be understood to include references to the investments, investment policies and risks of such Fund’s Master Portfolio.

BlackRock Fund Advisors — Investment Adviser

BlackRock Investments, LLC — Distributor

The date of this Statement of Additional Information is April 30, 2026

Fund and Share Class	Ticker Symbol
BLACKROCK CASH FUNDS: INSTITUTIONAL — SL Agency Shares	BISXX
BLACKROCK CASH FUNDS: TREASURY — SL Agency Shares	XTSLA

i

ii

iii

History of the Trust

BlackRock Funds III (the “Trust”) was organized on December 4, 2001 as a statutory trust under the laws of the State of Delaware under the name Barclays Global Investors Funds. The Trust was originally organized as a Maryland corporation named Barclays Global Investors Funds, Inc. (the “Maryland corporation”). On August 21, 2001, the Board of Directors of the Maryland corporation approved a proposal to redomicile the Maryland corporation in Delaware as a Delaware statutory trust (the “Redomiciling”). Shareholders of the Maryland corporation approved the Redomiciling on November 16, 2001. The Trust was established with multiple series corresponding to, and having identical designations as, the series of the Maryland corporation. The Redomiciling was effected on January 11, 2002, at which time the Trust assumed the operations of the Maryland corporation and adopted the Maryland corporation’s registration statement. Shortly thereafter, the Maryland corporation was dissolved.

On December 1, 2009, the Trust was renamed BlackRock Funds III and certain of its series were also renamed. Institutional Money Market Fund was renamed BlackRock Cash Funds: Institutional. Treasury Money Market Fund was renamed BlackRock Cash Funds: Treasury.

The Trust consists of multiple series, including BlackRock Cash Funds: Institutional and BlackRock Cash Funds: Treasury (each, a “Fund” and collectively, the “Funds”). BlackRock Cash Funds: Treasury issues shares in multiple classes, currently including SL Agency, Premium, Capital, Institutional, Select and Trust Shares. BlackRock Cash Funds: Institutional currently issues only SL Agency Shares. SL Agency Shares are discussed in this Statement of Additional Information. Premium, Capital, Institutional, Select and Trust Shares are discussed in a separate Statement of Additional Information.

Each Fund invests all of its assets in a master portfolio (each, a “Master Portfolio” and collectively, the “Master Portfolios”) of Master Investment Portfolio (“MIP”) (as shown below), which has substantially the same investment objective, policies and restrictions as the related Fund.

Fund	Master Portfolio in Which the Fund Invests
BlackRock Cash Funds: Institutional	Money Market Master Portfolio

BlackRock Cash Funds: Treasury	Treasury Money Market Master Portfolio

The Trust’s principal office is located at 400 Howard Street, San Francisco, California 94105.

Description of the Funds and their Investments and Risks

Investment Objectives and Policies. The Trust is an open-end, series management investment company.

BlackRock Cash Funds: Institutional is a non-retail, non-government money market fund under Rule 2a-7 under the 1940 Act (the “Institutional Fund”). Money Market Master Portfolio is a non-retail, non-government money market fund under Rule 2a-7. Each of BlackRock Cash Funds: Treasury and Treasury Money Market Master Portfolio is a government money market fund under Rule 2a-7.

The Funds and the Master Portfolios in which they invest are diversified funds as defined in the 1940 Act. Each Fund’s investment objective is set forth in the Prospectus. Each Fund’s investment objective is non-fundamental and can be changed by the Trust’s Board of Trustees (the “Board of Trustees” or the “Board”) without shareholder approval. The investment objective and investment policies of a Fund determine the types of portfolio securities in which the Fund invests, the degree of risk to which the Fund is subject and, ultimately, the Fund’s performance. There can be no assurance that the investment objective of any Fund will be achieved.

The Open-End Active and Fixed Income Index Fund Proxy Voting Policy applies to each Fund. Please see “Proxy Voting Policies and Procedures of the Master Portfolios” in this SAI for further information about these policies. A copy of each policy is included in Appendix A. Information that does not apply to the Funds do not form a part of the Funds’ SAI and should not be relied on by investors in the Funds. Only information that is clearly identified as applicable to the Funds is considered to form a part of the Funds’ SAI.

Master/Feeder Structure. Each Fund seeks to achieve its investment objective by investing all of its assets in the corresponding Master Portfolio of MIP. The Board of Trustees believes that under normal circumstances, none of the Funds or their shareholders will be adversely affected by investing Fund assets in a Master Portfolio. However, if a mutual fund or other investor redeems its interests from a Master Portfolio, the economic efficiencies (e.g., spreading fixed expenses over a larger asset base) that the Board of Trustees believes may be available through a Fund’s investment in such Master Portfolio may not be fully achieved. In addition, although unlikely, the master/feeder structure may give rise to accounting or operational difficulties.

The fundamental policies of each Master Portfolio cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of a Master Portfolio’s outstanding interests. Whenever a Fund, as an interestholder of a Master Portfolio, is requested to vote on any matter submitted to interestholders of the Master Portfolio, a Fund will either hold a meeting of its shareholders to consider such matters and cast its votes in proportion to the votes received from its shareholders (shares for which a Fund receives no voting instructions will be voted in the same proportion as the votes received from the other Fund shareholders) or cast its votes, as an interestholder of the Master Portfolio, in proportion to the votes received by the Master Portfolio from all other interestholders of the Master Portfolio.

Certain policies of the Master Portfolios that are non-fundamental may be changed by vote of a majority of MIP’s Trustees without interestholder approval. If a Master Portfolio’s investment objective or fundamental or non-fundamental policies are changed, a Fund may elect to change its objective or policies to correspond to those of the related Master Portfolio. Each Fund may redeem its interests from its Master Portfolio only if the Board of Trustees determines that such action is in the best interests of the Fund and its shareholders, for this or any other reason. Prior to such redemption, the Board of Trustees would consider alternatives, including whether to seek a new investment company with a matching investment objective in which to invest or retain its own investment adviser to manage the Fund’s portfolio in accordance with its investment objective. In the latter case, a Fund’s inability to find a substitute investment company in which to invest or equivalent management services could adversely affect shareholders’ investments in the Fund.

Investment Restrictions

Fundamental Investment Restrictions of the Funds. The Funds are subject to the following investment restrictions, all of which are fundamental policies. Each Fund may not:

(1) Purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Fund’s investments in that industry would equal or exceed 25% of the current value of the Fund’s total assets, provided that this restriction does not limit the Fund’s: (i) investments in securities of other investment companies, (ii) investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (iii) investments in repurchase agreements collateralized by U.S. Government securities; and further provided that, with respect to BlackRock Cash Funds: Institutional, the Fund reserves the right to concentrate in the obligations of domestic banks (as such term is interpreted by the Securities and Exchange Commission (“SEC”) or its staff);

(2) Purchase the securities of any single issuer if, as a result, with respect to 75% of the Fund’s total assets, more than 5% of the value of its total assets would be invested in the securities of such issuer or the Fund’s ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit the Fund’s cash or cash items, investments in U.S. Government securities, or investments in securities of other investment companies;

(3) Borrow money or issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder;

(4) Make loans to other parties, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;

(5) Underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the Fund’s investment program may be deemed to be an underwriting; and provided further, that the purchase by the Fund of securities issued by an open-end management investment company, or a series thereof, with substantially the same investment objective, policies and restrictions as the Fund shall not constitute an underwriting for purposes of this paragraph;

(6) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business); and

(7) Purchase or sell commodities, provided that: (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.

With respect to the fundamental policy relating to concentration set forth in paragraph (1) above, the 1940 Act does not define what constitutes “concentration” in an industry and it is possible that interpretations of concentration could change in the future. Accordingly, the policy in paragraph (1) above will be interpreted to refer to concentration as that term may be interpreted from time to time. In this respect, and in accordance with SEC staff interpretations, the ability of BlackRock Cash Funds: Institutional to concentrate in the obligations of domestic banks means that this Fund is permitted to invest, without limit, in bankers’ acceptances, certificates of deposit and other short-term obligations issued by (a) U.S. banks, (b) U.S. branches of foreign banks (in circumstances in which the U.S. branches of foreign banks are subject to the same regulation as U.S. banks), and (c) foreign branches of U.S. banks (in circumstances in which the Fund will have recourse to the U.S. bank for the obligations of the foreign branch). A Fund may invest in other investment companies that may concentrate their assets in one or more industries. A Fund may consider the concentration of such other investment companies in determining compliance with the Fund’s concentration policy.

The Trust has delegated to BFA, an affiliate of BlackRock, Inc. (together with its affiliates, “BlackRock”), the ability to determine the methodology used by the Master Portfolios to classify issuers by industry. BFA defines industries and classifies each issuer according to the industry in which the issuer conducts its principal business activity pursuant to its proprietary industry classification system. In classifying companies by industry, BFA may draw on its credit, research and investment resources and those of BlackRock Institutional Trust Company, N.A. (“BTC”) or its other affiliates, and BFA may (but need not) consider classifications by third-party industry classification systems. BFA believes that its system is reasonably designed so that issuers with primary economic characteristics that are materially the same are classified in the same industry. For example, asset-backed commercial paper may be classified in an industry based on the nature of the assets backing the commercial paper, and foreign banks may be classified in an industry based on the region in which they do business if BFA has determined that the foreign banks within that industry have primary economic characteristics that are materially the same.

A fund that invests a significant percentage of its total assets in a single industry may be particularly susceptible to adverse events affecting that industry and may be more risky than a fund that does not concentrate in an industry. To the extent BFA’s classification system results in broad categories, concentration risk may be decreased. On the other hand, to the extent it results in narrow categories, concentration risk may be increased.

With respect to paragraph (3) above, the 1940 Act currently allows each Fund to borrow up to one-third of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. With respect to paragraph (4) above, the 1940 Act and regulatory interpretations currently limit the percentage of each Fund’s securities that may be loaned to one-third of the value of its total assets.

Non-Fundamental Investment Restrictions of the Funds.

BlackRock Cash Funds: Treasury has adopted the following investment restrictions as non-fundamental policies. These restrictions may be changed without shareholder approval by a majority of the Trustees of the Trust at any time.

(1) The Fund may invest in shares of other open-end management investment companies, subject to the limitations of Section 12(d)(1) of the 1940 Act, including the rules, regulations and exemptive orders obtained thereunder.

(2) The Fund may not invest more than 5% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others, (i) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (ii) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (iii) repurchase agreements not terminable within seven days.

(3) The Fund may lend securities from its portfolio to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) one-third of the Fund’s total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked-to-market daily.

(4) The Fund may not make investments for the purpose of exercising control or management; provided that the Fund may invest all of its assets in a diversified, open-end management investment company, or a series thereof, with substantially the same investment objective, policies and restrictions as the Fund, without regard to the limitations set forth in this paragraph.

(5) The Fund invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other direct obligations of the U.S. Treasury, and repurchase agreements secured by such obligations or cash.

(6) The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations of the U.S. Treasury, and repurchase agreements secured by such obligations. This policy will not be changed without providing shareholders with at least 60 days’ prior notice of any change in the policy.

BlackRock Cash Funds: Institutional has adopted the following investment restrictions as non-fundamental policies. These restrictions may be changed without shareholder approval by a majority of the Trustees of the Trust at any time.

(1) The Fund may not purchase securities of other investment companies, except to the extent permitted by the 1940 Act. As a matter of policy, however, the Fund will not purchase shares of any registered open-end investment company or registered unit investment trust, in reliance on Section 12(d)(1)(F) or (G) (the “fund of funds” provisions) of the 1940 Act, at any time the Fund has knowledge that its shares are purchased by another investment company investor in reliance on the provisions of subparagraph (G) of Section 12(d)(1).

(2) The Fund may not purchase securities on margin (except for short-term credits necessary for the clearance of transactions) or make short sales of securities.

Notwithstanding any other investment policy or restriction (whether or not fundamental), each Fund may (and does) invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and limitations as the Fund.

The fundamental and non-fundamental investment restrictions for each Master Portfolio are identical to the corresponding investment restrictions described above for the Fund that invests in such Master Portfolio, except that, in the case of Treasury Money Market Master Portfolio, industry concentration restriction (1), proviso (iii) does not limit investments in repurchase agreements collateralized by securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Investments and Risks

To the extent set forth in this SAI, each Fund, through its investment in the corresponding Master Portfolio, may invest in the securities described below. To avoid the need to refer to both the Funds and the Master Portfolios in every instance, the following sections generally refer to the Funds only.

The assets of each Fund consist only of obligations maturing within 397 calendar days from the date of acquisition (as determined in accordance with the regulations of the SEC). The dollar-weighted average maturity of a Fund may not exceed 60 days and the dollar-weighted average life of a Fund may not exceed 120 days. The securities in which each Fund invests may not yield as high a level of current income as may be achieved from securities with less liquidity and less safety. There can be no assurance that a Fund’s investment objective will be realized as described in the Prospectus.

BlackRock Cash Funds: Treasury invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other direct obligations of the U.S. Treasury, and repurchase agreements secured by such obligations or cash. Practices described below relating to illiquid securities, investment company securities, loans of portfolio securities and repurchase agreements also apply to BlackRock Cash Funds: Treasury.

BlackRock Cash Funds: Institutional may invest in any of the instruments or engage in any practice described below.

Asset-Backed and Commercial Mortgage-Backed Securities. BlackRock Cash Funds: Institutional may invest in asset-backed and commercial mortgage-backed securities. Asset-backed securities are securities backed by installment contracts, credit-card receivables or other assets. Commercial mortgage-backed securities are securities backed by commercial real estate properties. Both asset-backed and commercial mortgage-backed securities represent interests in “pools” of assets in which payments of both interest and principal on the securities are made on a regular basis. The payments are, in effect, “passed through” to the holder of the securities (net of any fees paid to the issuer or guarantor of the securities). The average life of asset-backed and commercial mortgage-backed securities varies with the maturities of the underlying instruments and, as a result of prepayments, can often be shorter or longer (as the case may be) than the original maturity of the assets underlying the securities. For this and other reasons, an asset-backed and commercial mortgage-backed security’s stated maturity may be shortened or extended, and the security’s total return may be difficult to predict precisely. The Fund may invest in such securities up to the limits prescribed by Rule 2a-7 and other provisions of or under the 1940 Act. Changes in liquidity of these securities may result in significant, rapid and unpredictable changes in prices for credit-linked securities. Also see “Mortgage Pass-Through Securities” and “Mortgage Securities.”

Bank Obligations. BlackRock Cash Funds: Institutional may invest in bank obligations, including certificates of deposit (“CDs”), time deposits, bankers’ acceptances and other short-term obligations of domestic and foreign banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, foreign branches of foreign banks, and domestic branches of foreign banks, domestic savings and loan associations and other banking institutions. Certain bank obligations may benefit from existing or future governmental debt guarantee programs.

CDs are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

Time deposits (“TDs”) are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. TDs that may be held by the Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation (“FDIC”).

Bankers’ acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations bearing fixed-, floating- or variable-interest rates.

Domestic commercial banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to have their deposits insured by the FDIC. Domestic banks organized under state law are supervised and examined by state banking authorities and are members of the Federal Reserve System only if they elect to join. In addition, state banks whose CDs may be purchased by the Fund are insured by the FDIC (although such insurance may not be of material benefit to the Fund, depending on the principal amount of the CDs of each bank held by the Fund) and are subject to federal examination and to a substantial body of federal law and regulation. As a result of federal or state laws and regulations, domestic branches of domestic banks whose CDs may be purchased by the Fund generally are required, among other things, to maintain specified levels of reserves, are limited in the amounts that they can loan to a single borrower and are subject to other regulations designed to promote financial soundness. However, not all of such laws and regulations apply to the foreign branches of domestic banks.

Obligations of foreign branches of domestic banks, foreign subsidiaries of domestic banks and domestic and foreign branches of foreign banks, such as CDs and TDs, may be general obligations of the parent banks in addition to the issuing branch, or may be limited by the terms of a specific obligation and/or governmental regulation. Such obligations are subject to different risks than are those of domestic banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on amounts realized on the obligations. These foreign branches and subsidiaries are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial record keeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank or about a foreign bank than about a domestic bank.

Obligations of U.S. branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation or by federal or state regulation, as well as governmental action in the country in which the foreign bank has its head office. A domestic branch of a foreign bank with assets in excess of $1 billion may be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state.

In addition, federal branches licensed by the Comptroller of the Currency and branches licensed by certain states may be required to: (1) pledge to the appropriate regulatory authority, by depositing assets with a designated bank within the relevant state, a certain percentage of their assets as fixed from time to time by such regulatory authority; and (2) maintain assets within the relevant state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state.

Commercial Paper and Short-Term Corporate Debt Instruments. The Funds may invest in commercial paper (including variable amount master demand notes), which consists of short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and usually has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations that permit a Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between a Fund, as lender, and the borrower. The interest on these notes varies pursuant to the arrangements between the Fund and the borrower. Both the borrower and the Fund have the right to vary the amount of the outstanding indebtedness on the notes. BFA monitors on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand.

The Funds also may invest in non-convertible corporate debt securities (e.g., bonds and debentures) with not more than thirteen months remaining to maturity at the date of settlement. A Fund will invest only in such corporate bonds and debentures that are deemed appropriate by BFA in accordance with Rule 2a-7 under the 1940 Act. Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced. BFA will consider such an event in determining whether the Fund should continue to hold the obligation. To the extent the Fund continues to hold the obligation, it may be subject to additional risk of default. Commercial paper is generally considered to be short-term unsecured debt of corporations. Like all fixed income securities, commercial paper prices are susceptible to fluctuations in interest rates. If interest rates rise, commercial paper prices will decline and vice versa. However, the short-term nature of a commercial paper investment generally makes it less susceptible to volatility than many other fixed income securities because interest rate risk typically increases as maturity lengths increase. Commercial paper tends to yield smaller returns than longer-term corporate debt because securities with shorter maturities typically have lower effective yields than those with longer maturities.

Asset-Backed Commercial Paper. A Fund may also invest in asset-backed commercial paper. Asset-backed commercial paper is a type of securitized commercial paper product used to fund purchases of financial assets by special purpose finance companies called conduits. The financial assets may include assets such as pools of trade receivables, car loans and leases, and credit card receivables, among others. Asset-backed commercial paper is typically tracked and rated by one or more credit rating agencies. Some asset-backed commercial paper programs maintain a back-up liquidity facility provided by a major bank, which is intended to be used if the issuer is unable to issue new asset-backed commercial paper.

Environmental, Social and Governance (“ESG”) Integration. Although BlackRock Cash Funds: Institutional does not seek to implement a specific sustainability objective, strategy or process unless disclosed in the Fund’s Prospectus, BlackRock will consider ESG factors as part of the credit research and investment process for BlackRock Cash Funds: Institutional. BlackRock views ESG integration as the practice of incorporating financially material ESG data or information into investment processes with the objective of enhancing risk-adjusted returns. All securities purchases by BlackRock Cash Funds: Institutional are selected from approved lists maintained by BlackRock. All instruments on an approved list used by BlackRock Cash Funds: Institutional have met the minimal credit risk requirement of Rule 2a-7, if required. In reviewing instruments, BlackRock will consider the capacity of the issuer or guarantor to meet its obligations. BlackRock considers ESG data within the total data available during its review. This may include third party research as well as considerations of proprietary BlackRock research across the ESG risks and opportunities regarding an issuer.

The ESG characteristics utilized in BlackRock Cash Funds: Institutional’s investment processes are anticipated to evolve over time and one or more characteristics may not be relevant with respect to all issuers that are eligible for investment. Certain of these considerations may affect BlackRock Cash Funds: Institutional’s exposure to certain companies or industries. While BlackRock views ESG considerations as having the potential to contribute to BlackRock Cash Funds: Institutional’s long-term performance, there is no guarantee that such results will be achieved.

Floating-Rate and Variable-Rate Obligations. The Funds may purchase debt instruments with interest rates that are periodically adjusted at specified intervals or whenever a benchmark rate or index changes. The floating-rate and variable-rate instruments that the Funds may purchase include certificates of participation in such instruments. The interest rate adjustments generally limit the increase or decrease in the amount of interest received on the debt instruments. Floating-rate and variable-rate instruments are subject to interest rate risk and credit risk.

The Funds may purchase floating-rate and variable-rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of thirteen months, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 397 days, as defined in accordance with Rule 2a-7 and the 1940 Act. Variable-rate demand notes including master demand notes are demand obligations that permit a Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between a Fund, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations ordinarily has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days’ notice to the holders of such obligations. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank’s prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks.

These obligations are direct lending arrangements between the lender and borrower. There may not be an established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, a Fund’s right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies. BFA considers on an ongoing basis the creditworthiness of the issuers of the floating-rate and variable-rate demand obligations in a Fund’s portfolio.

Forward Commitments, When-Issued Purchases and Delayed-Delivery Transactions. A Fund may purchase or sell securities that it is entitled to receive on a when issued basis. A Fund may also purchase or sell securities on a delayed delivery basis or through a forward commitment (including on a “TBA” (to be announced) basis). These transactions involve the purchase or sale of securities by a Fund at an established price with payment and delivery taking place in the future. The Fund enters into these transactions to obtain what is considered an advantageous price to the Fund at the time of entering into the transaction.

Pursuant to recommendations of the Treasury Market Practices Group, which is sponsored by the Federal Reserve Bank of New York, a Fund or its counterparty generally will be required to post collateral when entering into certain forward-settling transactions, including without limitation TBA transactions.

There can be no assurance that a security purchased on a when issued basis will be issued or that a security purchased or sold on a delayed delivery basis or through a forward commitment will be delivered. Also, the value of securities in these transactions on the delivery date may be more or less than the price paid by the Fund to purchase the securities. The Fund will lose money if the value of the security in such a transaction declines below the purchase price and will not benefit if the value of the security appreciates above the sale price during the commitment period.

If deemed advisable as a matter of investment strategy, a Fund may dispose of or renegotiate a commitment after it has been entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a taxable capital gain or loss.

When a Fund engages in when-issued, TBA or forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund’s incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

The market value of the securities underlying a commitment to purchase securities, and any subsequent fluctuations in their market value, is taken into account when determining the market value of a Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

Regulations adopted by global prudential regulators require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many agreements with respect to when-issued, TBA and forward commitment transactions, terms that delay or restrict the rights of counterparties, such as a Fund, to terminate such agreements, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. It is possible that these new requirements, as well as potential additional government regulation and other developments in the market, could adversely affect a Fund’s ability to terminate existing agreements with respect to these transactions or to realize amounts to be received under such agreements.

Funding Agreements. The Funds may invest in short-term funding agreements. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee the return of principal and may guarantee a stream of payments over time. A funding agreement has a fixed maturity and may have either a fixed-, variable- or floating-interest rate that is based on an index and guaranteed for a fixed time period. The Funds will purchase short-term funding agreements only from banks and insurance companies. The Funds may also purchase Guaranteed Investment Contracts.

The secondary market, if any, for these funding agreements is limited; thus, such investments purchased by the Funds may be treated as illiquid. If a funding agreement is determined to be illiquid it will be valued by the Institutional Fund at its fair market value as determined by procedures approved by the Board of Trustees.

Valuation of illiquid indebtedness involves a greater degree of judgment in determining the value of the Institutional Fund’s assets than if the value were based on available market quotations.

Illiquid Securities. Each Fund may invest in securities as to which a liquid trading market does not exist, provided such investments are consistent with its investment objective. Such securities may include securities that are not readily marketable, such as privately issued securities and other securities that are subject to legal or contractual restrictions on resale, floating-rate and variable-rate demand obligations as to which the Fund cannot exercise a demand feature on not more than seven days’ notice and as to which there is no secondary market, and repurchase agreements providing for settlement more than seven days after notice.

Inflation Risk. The Funds are subject to inflation risk. Inflation risk is the risk that the present value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of a Fund’s assets can decline as can the value of a Fund’s distributions. Inflation rates may change frequently and significantly due to a number of potential factors, including, among others, unexpected economic shifts or changes in fiscal or monetary policies.

Investment in Other Investment Companies. Each Fund may invest in shares of open-end investment companies, including investment companies that are affiliated with the Funds and BFA, that invest exclusively in high-quality short-term securities to the extent permitted under the 1940 Act, including the rules, regulations and exemptive orders obtained thereunder; provided, however, that BlackRock Cash Funds: Treasury may only invest in shares of other investment companies that are money market funds; and provided further, however, that a Fund, if it has knowledge that its beneficial interests are purchased by another investment company investor pursuant to Section 12(d)(1)(G) of the 1940 Act, will not acquire any securities of registered open-end management investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act. Other investment companies in which a Fund invests can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Fund. BlackRock Cash Funds: Institutional may also purchase shares of exchange listed closed-end funds to the extent permitted under the 1940 Act. Under the 1940 Act, a Fund’s investment in investment companies is limited to, subject to certain exceptions, (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Fund’s total assets with respect to any one investment company, and (iii) 10% of the Fund’s total assets with respect to investment companies in the aggregate. To the extent allowed by law or regulation, each Fund may invest its assets in securities of investment companies that are money market funds, including those advised by BFA or otherwise affiliated with BFA, in excess of the limits discussed above.

Letters of Credit. Certain of the debt obligations (including municipal securities, certificates of participation, commercial paper and other short-term obligations) that the Funds may purchase may be backed by an unconditional and irrevocable letter of credit issued by a bank, savings and loan association or insurance company that assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings and loan associations and insurance companies that, in the opinion of BFA, are of comparable quality to issuers of other permitted investments of the Funds may be used for letter of credit-backed investments.

Loan Participation Agreements. Each Fund may purchase interests in loan participations that typically represent direct participation in a loan to a corporate borrower, and generally are offered by an intermediary bank or other financial institution or lending syndicate. Under these loan participation arrangements, a Fund will have the right to receive payments of principal, interest and any fees to which it is entitled from the bank selling the loan participation upon receipt by the bank of the payments from the borrower. The borrower in the underlying loan will be deemed to be the issuer of the participation interest except to the extent the Fund derives its rights from the intermediary bank that sold the loan participation. Such loans must be made to issuers in whose obligations the Funds may invest.

Because the bank issuing the loan participation does not guarantee the participation in any way, the participation is subject to the credit risks associated with the underlying corporate borrower. In addition, it may be necessary under the terms of the loan participation for the Funds to assert their rights against the underlying corporate borrower in the event that the underlying corporate borrower should fail to pay principal and interest when due. Thus, the Funds could be subject to delays, expenses, and risks that are greater than those that would have been involved if the Funds had purchased a direct obligation of the borrower. Moreover, under the terms of the loan participation, the Funds may be regarded as creditors of the issuing bank (rather than of the underlying corporate borrower), so that the Funds also may be subject to the risk that the issuing bank may become insolvent. Further, in the event of the bankruptcy or insolvency of the corporate borrower, the loan participation might be subject to certain defenses that can be asserted by the borrower as a result of improper conduct by the issuing bank.

The secondary market, if any, for these loan participation interests is limited; thus, such participations purchased by the Funds may be treated as illiquid. If a loan participation is determined to be illiquid, it will be valued by the Institutional Fund at its fair market value as determined by procedures approved by the Board of Trustees. Valuation of illiquid indebtedness involves a greater degree of judgment in determining the value of the Institutional Fund’s assets than if the value were based on available market quotations.

Market Risks/Recent Market Events. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to a company or to factors that affect a particular industry or industries, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. The success of a Fund’s activities could be affected by interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, trade barriers, economic sanctions, currency exchange controls, and local, regional or global events such as war, acts of terrorism, natural and environmental disasters, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on a Fund and its investments. During a general economic downturn in the securities markets, multiple asset classes may be negatively affected. These factors may affect the level and volatility of securities prices and the liquidity of a Fund’s investments, which could impair a Fund’s profitability or result in losses. A Fund may maintain substantial trading positions that can be adversely affected by the level of volatility in the financial markets; the larger the positions, the greater the potential for loss. Unpredictable or unstable market conditions may result in reduced opportunities to find suitable investments to deploy capital or make it more difficult to exit and realize value from a Fund’s existing investments. It is important to understand that a Fund can incur material losses even if it reacts quickly to difficult market conditions and there can be no assurance that a Fund will not suffer material adverse effects from broad and rapid changes in market conditions.

Periods of unusually high volatility in the financial markets and restrictive credit conditions, sometimes limited to a particular sector or a geography, can occur. Some countries, including the United States, have adopted and/or are considering the adoption of more protectionist trade policies, a move away from the tighter financial industry regulations that followed the financial crisis of 2008, and/or substantially reducing corporate taxes. The exact shape of these policies is still being considered, but the equity and debt markets may react strongly to expectations of change, which could increase volatility, especially if the market’s expectations are not borne out. A rise in protectionist trade policies, and the possibility of changes to some international trade agreements, could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, geopolitical and other risks, including environmental and public health, may add to instability in world economies and markets generally. Economies and financial markets throughout the world are increasingly interconnected. As a result, whether or not a Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic, political and/or financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected by such events.

Governments and regulators may take actions that affect the regulation of a Fund or the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Future legislation or regulation or other governmental actions could limit or preclude a Fund’s abilities to achieve its investment objectives or otherwise adversely impact an investment in a Fund. Recent policy initiatives undertaken by the U.S. government have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets and could adversely affect the investment performance of a Fund. In particular, actions taken by the U.S. government in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where a Fund invests. Political and diplomatic events within the United States, including a contentious domestic political environment, changes in political party control of one or more branches of the U.S. Government, the U.S. Government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a U.S. Government shutdown, and disagreements over, or threats not to increase, the U.S. Government’s borrowing limit (or “debt ceiling”), as well as political and diplomatic events abroad, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. A downgrade of the ratings of U.S. Government debt obligations, or concerns about the U.S. Government’s credit quality in general, could have a substantial negative effect on the U.S. and global economies. For example, concerns about the U.S. Government’s credit quality may cause increased volatility in the stock and bond markets, higher interest rates, reduced prices and liquidity of U.S. Treasury securities, and/or increased costs of various kinds of debt. Moreover, although the U.S. Government has honored its credit obligations, there remains a possibility that the United States could default on its obligations. The consequences of such an unprecedented event are impossible to predict, but it is likely that a default by the United States would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of a Fund’s investments.

The COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The impact of this coronavirus, and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. These health crises may be short term or long term, and may exacerbate other pre-existing political, social and economic risks, disrupt normal market conditions and operations, and negatively impact performance. In addition, the impact of infectious diseases in emerging developing or emerging market countries may be greater due to less established health care systems.

Legal and Regulatory Risks. The Manager is part of a larger firm with multiple business lines active in multiple jurisdictions that are governed by a multitude of legal systems and regulatory regimes, some of which are new and evolving. As a result, the Funds and the Manager and its affiliates are subject to extensive and sophisticated legal, tax and regulatory risks, including changing laws and regulations, developing interpretations of such laws and regulations, as well as existing laws, and increased scrutiny by regulators and law enforcement authorities. Unexpected economic, political, regulatory and diplomatic events within the United States and abroad can trigger new and complex regulations that the Manager and/or the Funds may need to comply with. The implementation of changes to comply with current and/or new regulations applicable to the Funds and/or the Manager could have a material adverse effect on the Funds (including by imposing material costs on the Funds, reducing profit margins, reducing investment opportunities or by otherwise restricting the Funds and/or the Manager).

Tariff and Trade Policy Risks. Some countries, including the U.S., have adopted more protectionist trade policies. The U.S. government recently altered its approach to international trade policy, resulting in significant impacts on international trade relations, certain tax and immigration policies, and other aspects of the national and international political and financial landscape. The rise in protectionist trade policies, slowing economic growth, changes to some major international trade agreements, risks associated with trade agreements between the U.S. and the European Union, and the risks associated with trade negotiations between the U.S. and China, could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. Global trade disruption, significant introductions of trade barriers, and bilateral trade frictions, together with any future downturns in the global economy resulting therefrom, could adversely affect the financial performance of a Fund and its investments. Trade policy may be an ongoing source of instability, potentially resulting in significant currency fluctuations and/or having other adverse effects on international markets, international trade agreements, and/or other existing cross-border cooperation arrangements (whether economic, tax, fiscal, legal, regulatory, or otherwise). To the extent trade disputes escalate globally, there could be additional significant impacts on the sectors or industries in which a Fund invests and other adverse impacts on a Fund’s overall performance.

Medium-Term Notes. A Fund may invest in medium-term notes that have remaining maturities that are consistent with the conditions of Rule 2a-7. Medium-term notes are a form of corporate debt financing. They are often issued on a regular or continuous basis without the requirement to produce a new set of legal documentation at the time of each issuance. Medium-term notes have maturities that range widely based on the needs of the issuer; although they most often mature between nine months and ten years, they may have longer maturities.

Mortgage Pass-Through Securities. Each Fund may invest in mortgage pass-through securities, which are a category of pass-through securities backed by pools of mortgages and issued by one of several U.S. Government entities or U.S. Government-sponsored enterprises including: the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation. In the basic mortgage pass-through structure, mortgages with similar issuer, term and coupon characteristics are collected and aggregated into a “pool” consisting of multiple mortgage loans. The pool is assigned a CUSIP number and undivided interests in the pool are traded and sold as pass-through securities. The holder of the security is entitled to a pro rata share of principal and interest payments (including unscheduled prepayments) from the pool of mortgage loans.

The Funds may, to the extent permitted by Rule 2a-7 under the 1940 Act, invest in mortgage securities issued by private non-government entities. Mortgage securities issued by non-government entities may be subject to greater credit risk than those issued by government entities or government-sponsored enterprises. The performance of privately-issued mortgage securities may depend on the integrity and competence of the institutions that originate the underlying mortgages, yet investors in these mortgage securities may have only limited access to information enabling investors to evaluate the practices of these mortgage originators.

In order to prevent defaults by troubled mortgage borrowers, the sponsors of mortgage securities may have to renegotiate and investors in mortgage securities issued by government entities, government-sponsored enterprises or non-government entities may have to accept less favorable interest rates or other terms on the mortgages underlying these securities. Unanticipated mortgage defaults or renegotiations of mortgage terms are likely to depress the prices of related mortgage securities. Should the government adopt new laws providing mortgage borrowers with additional rights to renegotiate interest rates, alter terms, obtain orders to modify their mortgage terms through the bankruptcy courts, or otherwise allow borrowers to modify or restructure existing mortgages, this may negatively impact mortgage securities. Although mortgage securities may be supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations. Guarantees, insurance and other forms of credit enhancement supporting mortgage securities may also be insufficient to cover all losses on underlying mortgages if mortgage borrowers default at a greater than expected rate. Non-government mortgage securities may be subject to greater price changes than government issues.

An investment in a specific pool of pass-through securities requires an analysis of the specific prepayment risk of mortgages within the covered pool (since mortgagors typically have the option to prepay their loans). The level of prepayments on a pool of mortgage securities is difficult to predict and can impact the subsequent cash flows and value of the mortgage pool. In addition, when trading specific mortgage pools, precise execution, delivery and settlement arrangements must be negotiated for each transaction. These factors combine to make trading in mortgage pools somewhat cumbersome. For these and other reasons, the Funds may obtain exposure to U.S. agency mortgage pass-through securities primarily through the use of “to-be-announced” or “TBA” transactions. “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities, and not to a separate type of mortgage-backed security. Most transactions in mortgage pass-through securities occur through the use of TBA transactions. TBA transactions generally are conducted in accordance with widely-accepted guidelines that establish commonly observed terms and conditions for execution, settlement and delivery. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, par amount, and price.

The actual pools delivered generally are determined two days prior to the settlement date. The Funds may use TBA transactions in several ways. For example, the Funds may regularly enter into TBA agreements and “roll over” such agreements prior to the settlement date stipulated in such agreements. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll, a Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. In addition, a Fund may enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities stipulated in the TBA agreement. Default by or bankruptcy of a counterparty to a TBA transaction would expose a Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the Funds will enter into TBA transactions only with established counterparties (such as major broker-dealers) and BFA will monitor the creditworthiness of such counterparties. The use of TBA rolls may cause the Funds to experience higher portfolio turnover and to pay higher capital gain distributions, which may result in larger amounts of short-term capital gains allocable to shareholders.

Mortgage Securities. BlackRock Cash Funds: Institutional may invest in mortgage securities. Mortgage securities are issued by government and non-government entities such as banks, mortgage lenders, or other institutions. A mortgage security is an obligation of the issuer that is backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage securities, such as collateralized mortgage obligations, make payments of both principal and interest at a range of specified intervals; others make semi-annual interest payments at a pre-determined rate and repay principal at maturity (like a typical bond). Mortgage securities are based on different types of mortgages, including those on commercial real estate or residential properties. Stripped mortgage securities are created when the interest and principal components of a mortgage security are separated and sold as individual securities. In the case of a stripped mortgage security, the holder of the “principal-only” security (PO) receives the principal payments made by the underlying mortgage, while the holder of the “interest-only” security (IO) receives interest payments from the same underlying mortgage.

The value of mortgage securities may change due to shifts in the market’s perception of the creditworthiness of issuers and changes in interest rates or liquidity. The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Mortgage securities issued by non-government entities may be subject to greater credit risk than those issued by government entities. The performance of privately-issued mortgage securities may depend on the integrity and competence of the institutions that originate the underlying mortgages, yet investors in these mortgage securities may have only limited access to information required to evaluate the practices of these mortgage originators. In order to prevent defaults by troubled mortgage borrowers, the sponsors of mortgage securities may have to renegotiate and investors in mortgage securities may have to accept less favorable interest rates or other terms on the mortgages underlying these securities. Unanticipated mortgage defaults or renegotiations of mortgage terms are likely to depress the prices of related mortgage securities. Although mortgage securities may be supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations. Guarantees, insurance and other forms of credit enhancement supporting mortgage securities may also be insufficient to cover all losses on underlying mortgages if mortgage borrowers default at a greater than expected rate.

Non-government mortgage securities may be subject to greater price changes than government issues. Mortgage securities are subject to prepayment risk. Prepayment risk is the risk that early principal payments made on the underlying mortgages, usually in response to a reduction in interest rates, will result in the return of principal to the investor, causing the investor to be invested subsequently at a lower current interest rate. Alternatively, in a rising interest rate environment, mortgage security values may be adversely affected when prepayments on underlying mortgages do not occur as anticipated, resulting in the extension of the security’s effective maturity and the related increase in interest rate sensitivity of a longer-term instrument. The prices of stripped mortgage securities tend to be more volatile in response to changes in interest rates than those of non-stripped mortgage securities. In addition, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations. Also see “Asset-Backed and Commercial Mortgage-Backed Securities” and “Mortgage Pass-Through Securities.”

Municipal Securities. Each Fund may invest in municipal securities. Municipal securities are generally issued by states and local governments and their agencies, authorities and other instrumentalities. Municipal bonds are subject to interest rate, credit and market risk. The ability of a municipal security issuer to make payments on that security could be affected by litigation, legislation or other political events or the bankruptcy of the issuer. Lower-rated municipal bonds are subject to greater credit and market risk than higher quality municipal bonds. Municipal securities in which the Funds may invest include, but are not limited to, municipal lease obligations and securities issued by entities whose underlying assets are municipal bonds. There is no guarantee that income from municipal securities will be exempt from federal and state taxes. Changes in federal or state tax treatment of municipal securities may make municipal securities less attractive as investments or cause them to lose value.

Each Fund will invest in high-quality, long-term municipal bonds, municipal notes and short-term commercial paper with remaining maturities not exceeding 397 calendar days.

Negative Interest Rate Scenarios. Should a negative interest rate scenario ever occur that causes a government money market fund to have a negative gross yield, the fund may account for the negative gross yield by either using a floating NAV or a reverse distribution mechanism that seeks to maintain a stable net asset value of the fund by cancelling shareholders’ shares in the amount of the negative gross yield. If a fund converts to a floating NAV, any losses the fund experiences due to negative interest rates will be reflected in a declining NAV per share. Under a reverse distribution mechanism, shareholders in a fund would observe a stable share price but a declining number of shares for their investment. This means that such an investor would lose money when the fund cancels shares. In either situation, the Board will need to determine that the approach is in the best interests of the fund and will need to ensure shareholders are provided adequate disclosures around the consequences of the approach chosen by the Board for the fund.

Non-U.S. Obligations. The Funds may invest in certain securities of non-U.S. issuers. Investing in the securities of non-U.S. issuers involves special risks and considerations not typically associated with investing in U.S. issuers.

These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or potentially confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in non-U.S. countries, potential restrictions of the flow of international capital and transaction costs of foreign currency conversions. Non-U.S. issuers may be subject to less governmental regulation than U.S. issuers. Moreover, individual non-U.S. economies may differ favorably or unfavorably from the U.S. economy with respect to growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.

The Funds may invest in U.S. dollar-denominated short-term obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by BFA to be of comparable quality to the other obligations in which the Funds may invest. The Funds may also invest in debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank and the InterAmerican Development Bank. The percentage of each Fund’s assets invested in obligations of foreign governments and supranational entities will vary depending on the relative yields of such securities, the economic and financial markets of the countries in which the investments are made and the interest rate climate of such countries.

Operational and Technology Risks. Each Fund and the entities with which it interacts directly or indirectly are susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for a Fund and its shareholders or impair a Fund’s operations. These entities include, but are not limited to, a Fund’s adviser, administrator, distributor, other service providers (e.g., index and benchmark providers, accountants, custodians, and transfer agents), financial intermediaries, counterparties, market makers, Authorized Participants, listing exchanges, other financial market operators, and governmental authorities. Operational and technology risks for the issuers in which a Fund invests could also result in material adverse consequences for such issuers and may cause a Fund’s investments in such issuers to lose value. A Fund may incur substantial costs in order to mitigate operational and technology risks.

Cybersecurity incidents can result from deliberate attacks or unintentional events against an issuer in which a Fund invests, a Fund or any of its service providers. They include, but are not limited to, gaining unauthorized access to systems, misappropriating assets or sensitive information, corrupting or destroying data, and causing operational disruption. Geopolitical tension may increase the scale and sophistication of deliberate attacks, particularly those from nation states or from entities with nation state backing. Cybersecurity incidents may result in any of the following: financial losses; interference with a Fund’s ability to calculate its NAV; disclosure of confidential information; impediments to trading; submission of erroneous trades by a Fund or erroneous subscription or redemption orders; the inability of a Fund or its service providers to transact business; violations of applicable privacy and other laws; regulatory fines; penalties; reputational damage; reimbursement or other compensation costs; and other legal and compliance expenses. Furthermore, cybersecurity incidents may render records of a Fund, including records relating to its assets and transactions, shareholder ownership of Fund shares, and other data integral to a Fund’s functioning, inaccessible, inaccurate or incomplete. Power outages, natural disasters, equipment malfunctions and processing errors that threaten information and technology systems relied upon by a Fund or its service providers, as well as market events that occur at a pace that overloads these systems, may also disrupt business operations or impact critical data.

AI refers to computer systems that can perform tasks that would otherwise require human intelligence and encompasses various different forms of artificial intelligence, including machine learning models. AI is typically designed to analyze data, learn from patterns and experiences, make decisions, and solve problems. The risks of increased use of AI technologies, such as machine learning, include data risk, transparency risk, and operational risk. These AI technologies, which are generally highly reliant on the collection and analysis of large amounts of data, may incorporate biased or inaccurate data, and it is not possible or practicable to incorporate all relevant data into such technologies. The output or results of any such AI technologies may therefore be incomplete, erroneous, distorted or misleading. Further, AI tools may lack transparency as to how data is utilized and how outputs are generated. AI technologies may also allow the unintended introduction of vulnerabilities into infrastructures and applications. A Fund and its shareholders could be negatively impacted as a result of these risks associated with AI technologies. AI technologies and their current and potential future applications, and the regulatory frameworks within which they operate, continue to quickly evolve, and it is impossible to anticipate the full scope of future AI capabilities or rules and the associated risks to a Fund.

While each Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of a Fund in the setting of priorities, the personnel and resources available or the effectiveness of relevant controls. Each Fund and its adviser seek to reduce these risks through controls, procedures and oversight, including establishing business continuity plans and risk management systems. However, there are inherent limitations in such plans and systems, including the possibility that certain risks that may affect a Fund have not been identified or may emerge in the future; that such plans and systems may not completely eliminate the occurrence or mitigate the effects of operational or information security disruptions or failures or of cybersecurity incidents; or that prevention and remediation efforts will not be successful or that incidents

Participation Interests. Each Fund may invest in participation interests in any type of security in which the Fund may invest. A participation interest gives the Fund an undivided interest in the underlying securities in the proportion that the Fund’s participation interest bears to the total principal amount of the underlying securities.

Regulation Regarding Derivatives. The Commodity Futures Trading Commission (“CFTC”) subjects advisers to registered investment companies to regulation by the CFTC if a fund that is advised by the investment adviser either (i) invests, directly or indirectly, more than a prescribed level of its liquidation value in CFTC-regulated futures, options and swaps (“CFTC Derivatives”), or (ii) markets itself as providing investment exposure to such instruments. To the extent a Fund uses CFTC Derivatives, it intends to do so below such prescribed levels and will not market itself as a “commodity pool” or a vehicle for trading such instruments. Accordingly, BFA has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”) pursuant to Rule 4.5 under the CEA. BFA is not, therefore, subject to registration or regulation as a “commodity pool operator” under the CEA in respect of the Funds.

An outbreak of respiratory disease caused by a novel coronavirus (COVID-19) that was first detected in December 2019 developed into a global pandemic. This pandemic resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty for a period of time. The impact of this outbreak has adversely affected the economies of many nations and the entire global economy and impacted individual issuers and capital. Other infectious illness outbreaks that may arise in the future could have similar or other unforeseen effects. The duration of any such outbreak and its effects cannot be determined with certainty.

Repurchase Agreements. The Funds may enter into repurchase agreements. A repurchase agreement is an instrument under which the purchaser (i.e., the Fund) acquires the security and the seller agrees, at the time of the sale, to repurchase the security at a mutually agreed upon time and price, thereby determining the yield during the purchaser’s holding period. In accordance with guidance issued by the Staff of the SEC, each Fund may also transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements. The Board of Trustees has established and periodically reviews procedures applicable to transactions involving such joint accounts. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. If a repurchase agreement is construed to be a collateralized loan, the underlying securities will not be considered to be owned by each Fund but only to constitute collateral for the seller’s obligation to pay the repurchase price, and, in the event of a default by the seller, each Fund may suffer time delays and incur costs or losses in connection with the disposition of the collateral.

The collateral for a repurchase agreement may include (i) cash items; (ii) obligations issued by the U.S. Government or its agencies or instrumentalities; or (iii) obligations that, at the time the repurchase agreement is entered into, are rated in the highest category generally by at least two nationally recognized statistical rating organizations (“NRSRO”), or, if unrated, determined to be of comparable quality by BFA. Collateral, however, is not limited to the foregoing and may include for example obligations rated in any category by NRSROs, including collateral that may be below investment grade. Collateral for a repurchase agreement may also include securities, and with respect to BlackRock Cash Funds: Institutional, equity securities and other fixed income securities, that a Fund could not hold directly without the repurchase obligation. Irrespective of the type of collateral underlying the repurchase agreement, in the case of a repurchase agreement entered into by a money market fund, the repurchase obligation of a seller must involve minimal credit risk to a Fund, and otherwise satisfy credit quality standards set forth in the Fund’s Rule 2a-7 procedures.

Repurchase agreements pose certain risks for a Fund that utilizes them. Such risks are not unique to the Fund but are inherent in repurchase agreements. The Funds seek to minimize such risks but because of the inherent legal uncertainties involved in repurchase agreements, such risks cannot be eliminated. Lower quality collateral and collateral with longer maturities may be subject to greater price fluctuations than higher quality collateral and collateral with shorter maturities. If the repurchase agreement counterparty were to default, lower quality collateral may be more difficult to liquidate than higher quality collateral. Should the counterparty default and the amount of collateral not be sufficient to cover the counterparty’s repurchase obligation, the Fund would retain the status of an unsecured creditor of the counterparty (i.e., the position the Fund would normally be in if it were to hold, pursuant to its investment policies, other unsecured debt securities of the defaulting counterparty) with respect to the amount of the shortfall. As an unsecured creditor, a Fund would be at risk of losing some or all of the principal and income involved in the transaction.

Regulations adopted by global prudential regulators require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many repurchase agreements and purchase and sale contracts, terms that delay or restrict the rights of counterparties, such as a Fund, to terminate such agreements, take foreclosure action, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. It is possible that these requirements, as well as potential additional government regulation and other developments in the market, could adversely affect a Fund’s ability to terminate existing repurchase agreements and purchase and sale contracts or to realize amounts to be received under such agreements. The SEC has adopted a rule that will require reporting and public disclosure of securities loan transaction information (not including party names); this may include, but is not limited to, information about securities loans entered into in connection with short sales. Compliance with this rule is expected to be required in early 2026, although a legal challenge against the rule is currently pending.

Restricted Securities. Restricted securities are subject to legal restrictions on their sale. Difficulty in selling restricted securities may result in a loss or be costly to the Funds. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, as amended, or in a registered public offering. Where registration is required, the restricted security’s holder may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time the holder decides to seek registration and the time the holder may be permitted to sell the security under an effective registration statement. If, during that period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Securities Lending.(1) Each Fund may lend portfolio securities to certain borrowers that BFA determines to be creditworthy, including to borrowers affiliated with BFA. The borrowers provide collateral that is maintained in an amount at least equal to the current market value of the securities loaned. No securities loan shall be made on behalf of a Fund if, as a result, the aggregate value of all securities loans of the particular Fund exceeds one-third of the value of such Fund’s total assets (including the value of the collateral received). A Fund may terminate a loan at any time and obtain the return of the securities loaned. Each Fund receives, by way of substitute payment, the value of any interest or cash or non-cash distributions paid on the loaned securities that it would have otherwise received if the securities were not on loan.

With respect to loans that are collateralized by cash, the borrower may be entitled to receive a fee based on the amount of cash collateral. The Funds are compensated by any positive difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, a Fund is compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral received by the Fund for such loans, and uninvested cash, may be reinvested in certain short-term instruments either directly on behalf of the Fund or through one or more joint accounts or money market funds, including those affiliated with BFA; such investments are subject to investment risk.

Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees each Fund has agreed to pay a borrower), foreign exchange risk (i.e., the risk of a shortfall at default when a cash collateral investment is denominated in a currency other than the currency of the assets being loaned due to movements in foreign exchange rates), and

(1)	Note that “Securities Lending” describes lending of securities by the Funds/Master Portfolios. SL Agency Shares of the Funds are designed, among other things, for the investment of cash collateral provided by borrowers to lenders of securities for which BTC acts as securities lending agent.

credit, legal, counterparty and market risks (including the risk that market events, including but not limited to corporate actions, could lead the Fund to lend securities that are trading at a premium due to increased demand, or to recall loaned securities or to lend less or none at all, which could lead to reduced securities lending revenue). If a Fund were to lend out securities that are subject to a corporate action and commit to the borrower a particular election as determined by the Fund’s investment adviser, the benefit the Fund would receive in respect of committing to such election may or may not be less than the benefit the Fund would have received from making a different election in such corporate action. If a securities lending counterparty were to default, a Fund would be subject to the risk of a possible delay in receiving collateral or in recovering the loaned securities, or to a possible loss of rights in the collateral. In the event a borrower does not return a Fund’s securities as agreed, the Fund’s ability to participate in a corporate action event may be impacted, or the Fund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated, plus the transaction costs incurred in purchasing replacement securities. This latter event could trigger adverse tax consequences for a Fund. A Fund could lose money if its short-term investment of the collateral declines in value over the period of the loan. Substitute payments received by a Fund representing dividends paid on securities loaned out by the Fund will not be considered qualified dividend income, and distributions by the Fund of such substitute payments will not constitute qualified dividend income. Additionally, substitute payments received by a Fund representing qualified REIT dividends paid on REIT securities loaned out by the Fund will not be considered qualified REIT dividends, and distributions by the Fund of such substitute payments will not be eligible for a 20% deduction currently available for ordinary REIT dividends paid to non-corporate shareholders provided certain other requirements are satisfied. The securities lending agent will take into account the tax effects on shareholders caused by these differences in connection with a Fund’s securities lending program. Substitute payments received on tax-exempt securities loaned out will not be tax-exempt income. There could also be changes in the status of issuers under applicable laws and regulations, including tax regulations, that may impact the regulatory or tax treatment of loaned securities and could, for example, result in a delay in the payment of dividend equivalent payments owed to a Fund (as permitted by applicable law).

Regulations adopted by global prudential regulators require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many securities lending agreements, terms that delay or restrict the rights of counterparties, such as the Fund, to terminate such agreements, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. It is possible that these requirements, as well as potential additional government regulation and other developments in the market, could adversely affect the Fund’s ability to terminate existing securities lending agreements or to realize amounts to be received under such agreements. Prudential regulation may also favor lenders that can provide additional protections, such as liens that are exercisable in connection with a lender default, to borrowers. The Fund expects to provide additional protections to borrowers, where permitted pursuant to a Fund’s investment policies and if BFA believes doing so is in the best interest of the Fund.

Unrated Investments. If permitted by their investment strategies, each Fund may purchase instruments that are not rated if, in the opinion of BFA, such obligations are of an investment quality that is comparable to other investments that are permitted for purchase by a Fund, and they are purchased in accordance with the Trust’s procedures adopted by the Board of Trustees in accordance with Rule 2a-7 under the 1940 Act. After purchase by a Fund, a security may cease to be rated or its rating may be reduced. If a portfolio security ceases to be an eligible security under Rule 2a-7 (e.g., no longer presents minimal credit risks in the determination of BFA), or there is a default with respect to the portfolio security (other than an immaterial default unrelated to the financial condition of the issuer), or an event of insolvency occurs with respect to the issuer of a portfolio security or the provider of any demand feature or guarantee, the Fund shall dispose of such security as soon as practicable consistent with achieving an orderly disposition of the security, unless the Board of Trustees finds that the disposal of such security would not be in such Fund’s best interests.

U.S. Government Obligations. Each Fund may invest in U.S. Government obligations, including securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities. Payment of principal and interest on U.S. Government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury obligations and Ginnie Mae certificates), or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with Fannie Mae notes). In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities where it is not obligated to do so. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government.

U.S. Treasury Obligations. U.S. Treasury obligations are direct obligations of the U.S. Government that are backed by the full faith and credit of the United States. U.S. Treasury obligations include, among other things, U.S. Treasury bills, notes, bonds, and the separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury if such components are traded independently under the Separate Trading of Registered Interest and Principal of Securities Program.

Disclosure of Portfolio Holdings

The Board of Trustees of the Trust, the Board of Trustees of MIP and the Board of Directors of BFA have each approved Portfolio Information Distribution Guidelines (the “Policy”) regarding the disclosure of the Funds’ or Master Portfolios’ portfolio securities, as applicable, and other portfolio information. The purpose of the Policy is to ensure that (i) shareholders and prospective shareholders of the Fund have equal access to portfolio holdings and characteristics and (ii) third parties (such as consultants, intermediaries and third-party data providers) have access to such information no earlier or more frequently than shareholders and prospective shareholders.

Pursuant to the Policy, the Trust, MIP and BFA may, under certain circumstances as set forth below, make selective disclosure with respect to a Fund’s or Master Portfolio’s Portfolio Characteristics (as defined below) and Portfolio Holdings (as defined below). The Boards of Trustees of the Trust and MIP and the Board of Directors of BFA have each approved the adoption by the Trust and MIP, respectively, of the Policy, and employees of BFA are responsible for adherence to the Policy. The Boards of Trustees of the Trust and MIP provide ongoing oversight of the Trust’s, MIP’s and BFA’s compliance with the Policy.

Disclosure of material non-public information (“Confidential Information”) about a Fund’s or Master Portfolio’s Portfolio Holdings and/or Portfolio Characteristics is prohibited, except as provided in the Policy.

Confidential Information relating to the Trust or MIP may not be distributed to persons not employed by BlackRock unless the Trust or MIP has a legitimate business purpose for doing so and confidentiality obligations are in effect, as appropriate.

Portfolio Holdings: “Portfolio Holdings” are a Fund’s portfolio securities and other instruments, and include, but are not limited to:

•	for equity securities, information such as issuer name, CUSIP, ticker symbol, total shares and market value;

•	for fixed income securities, information such as issuer name, CUSIP, ticker symbol, coupon, maturity, current face value, market value, yield, WAL, WAM, duration and convexity;

•	for all securities, information such as quantity, SEDOL and market price as of a specific date;

•	for derivatives, indicative data including, but not limited to, pay leg, receive leg, notional amount, reset frequency and trade counterparty; and

•

for trading strategies, specific portfolio holdings, including the number of shares held, weightings of particular holdings, trading details, pending or recent transactions and portfolio management plans to purchase or sell particular securities or allocation within particular sectors.

Portfolio Characteristics (excluding Liquidity Metrics): “Portfolio Characteristics” include, but are not limited to, sector allocation, credit quality breakdown, maturity distribution, duration and convexity measures, average credit quality, average maturity, average coupon, top 10 holdings with percent of the fund held, average market capitalization, capitalization range, risk related information (e.g., value at risk, standard deviation), ROE, P/E, P/B, P/CF, P/S and EPS.

•

Additional characteristics specific to money market funds include, but are not limited to, historical daily and weekly liquid assets (as defined under Rule 2a-7) and historical fund net inflows and outflows.

Portfolio Characteristics — Liquidity Metrics:

•

“Liquidity Metrics” which seek to ascertain a Fund’s liquidity profile under BlackRock’s global liquidity risk methodology which include but are not limited to: (a) disclosure regarding the number of days needed to liquidate a portfolio or the portfolio’s underlying investments; and (b) the percentage of a Fund’s NAV invested in a particular liquidity tier under BlackRock’s global liquidity risk methodology.

•	The dissemination of position-level liquidity metrics data and any non-public regulatory data pursuant to SEC Rule 22e-4 (including SEC liquidity tiering) is not permitted unless pre-approved.

•

Disclosure of Liquidity Metrics pursuant to Section 3 of the Policy should be reviewed by BlackRock’s Risk and Quantitative Analysis Group and the relevant portfolio management team prior to dissemination.

Information that is non-material or that may be obtained from public sources (i.e., information that has been publicly disclosed via a filing with the SEC (e.g., a fund’s annual report and annual financial statements), through a press release or placement on a publicly-available internet website), or information derived or calculated from such public sources shall not be deemed Confidential Information.

Portfolio Holdings and Portfolio Characteristics may be disclosed in accordance with the below schedule or as specified in a Fund’s registration statement.

Open-End Mutual Funds (Excluding Money Market Funds)

Time Periods for Portfolio Holdings
	Prior to 20 Calendar Days After Month-End	20 Calendar Days After Month-End To Public Filing
Portfolio Holdings	Cannot disclose without non-disclosure or confidentiality agreement and Chief Compliance Officer (“CCO”) approval.	May disclose to shareholders, prospective shareholders, intermediaries, consultants and third-party data providers (e.g., Lipper, Morningstar and Bloomberg), except with respect to Global Allocation funds*, BlackRock Core Bond Portfolio and BlackRock Strategic Income Opportunities Portfolio of BlackRock Funds V, BlackRock Strategic Global Bond Fund, Inc., BlackRock Total Return V.I. Fund of BlackRock Variable Series Funds II, Inc., BlackRock Sustainable Total Return Fund of BlackRock Bond Fund, Inc., BlackRock Unconstrained Equity Fund and BlackRock Systematic Multi-Strategy Fund (each of whose portfolio holdings may be disclosed 60 calendar days after month-end). BlackRock generally discloses portfolio holdings information on the lag times established herein on its public website. If Portfolio Holdings are disclosed to one party, they must also be disclosed to all other parties requesting the same information.
Time Periods for Portfolio Characteristics
Portfolio Characteristics (Excluding Liquidity Metrics)	Prior to 5 Calendar Days After Month-End	5 Calendar Days After Month-End
	Cannot disclose without non-disclosure or confidentiality agreement and CCO approval.*, **	May disclose to shareholders, prospective shareholders, intermediaries, consultants and third-party data providers (e.g., Lipper, Morningstar and Bloomberg). If Portfolio Characteristics are disclosed to one party, they must also be disclosed to all other parties requesting the same information.
Portfolio Characteristics — Liquidity Metrics	Prior to 60 Calendar Days After Calendar Quarter-End	60 Calendar Days After Calendar Quarter-End
	Cannot disclose without non-disclosure or confidentiality agreement and CCO approval.	May disclose to shareholders, prospective shareholders, intermediaries and consultants; provided portfolio management has approved. If Liquidity Metrics are disclosed to one party, they must also be disclosed to all other parties requesting the same information.

* Global Allocation Exception: For purposes of portfolio holdings, Global Allocation funds include BlackRock Global Allocation Fund, Inc., BlackRock Global Allocation Portfolio of BlackRock Series Fund, Inc. and BlackRock Global Allocation V.I. Fund of BlackRock Variable Series Funds, Inc. Information on certain Portfolio Characteristics of BlackRock Global Allocation Portfolio and BlackRock Global Allocation V.I. Fund is available, upon request, to insurance companies that use these funds as underlying investments (and to advisers and sub-advisers of funds invested in BlackRock Global Allocation Portfolio and BlackRock Global Allocation V.I. Fund) in their variable annuity contracts and variable life insurance policies on a weekly basis (or such other period as may be determined to be appropriate). Disclosure of such characteristics of these two funds constitutes a disclosure of Confidential Information and is being made for reasons deemed appropriate by BlackRock and in accordance with the requirements set forth in these guidelines. If Portfolio Characteristics are disclosed to one party, they must also be disclosed to all other parties requesting the same information.

** Strategic Income Opportunities Exception: Information on certain Portfolio Characteristics of BlackRock Strategic Income Opportunities Portfolio of BlackRock Funds V may be made available to shareholders, prospective shareholders, intermediaries, consultants and third party data providers, upon request on a more frequent basis as may be deemed appropriate by BlackRock from time-to-time. If Portfolio Characteristics are disclosed to one party, they must also be disclosed to all other parties requesting the same information.

Open-End Mutual Funds and ETFs (Excluding Money Market Mutual Funds and MM ETFs)

Time Periods for Portfolio Characteristics: Liquidity Metrics
	Prior to 60 Calendar Days After Calendar Quarter-End	60 Calendar Days After Calendar Quarter-End
Portfolio Characteristics — Liquidity Metrics	Cannot disclose without non-disclosure or confidentiality agreement and Chief Compliance Officer (“CCO”) approval.	May disclose to shareholders, prospective shareholders, intermediaries and consultants; provided portfolio management has approved. If Liquidity Metrics are disclosed to one party, they must also be disclosed to all other parties requesting the same information.

Money Market Funds***,****

Time Periods
	Prior to 5 Business Days After Month-End	5 Business Days After Month-End to Date of Public Filing
Portfolio Holdings

Cannot disclose without non-disclosure or confidentiality agreement and CCO approval except the following portfolio holdings information may be released as follows:

•

Weekly portfolio holdings information released on the website at least one business day after week-end except:

○

Other information as may be required under Rule 2a-7 (e.g., name of issuer, category of investment, principal amount, maturity dates, yields).

○

For Government money market funds, daily portfolio holdings are released on the website the following business day.

May disclose to shareholders, prospective shareholders, intermediaries, consultants and third-party data providers. If portfolio holdings are disclosed to one party, they must also be disclosed to all other parties requesting the same information.
Portfolio Characteristics

Cannot disclose without non-disclosure or confidentiality agreement and CCO approval except the following information may be released on the Fund’s website daily:

•

Historical net asset values (“NAVs”) calculated based on market factors (e.g., marked-to-market).

•

Percentage of Fund assets invested in daily and weekly liquid assets (as defined under Rule 2a-7).

•

Daily net inflows and outflows

•

Yields, SEC yields, WAM, WAL, current assets.

•

Other information as may be required by Rule 2a-7.

May disclose to shareholders, prospective shareholders, intermediaries, consultants and third-party data providers. If Portfolio Characteristics are disclosed to one party, they must also be disclosed to all other parties requesting the same information.

*** BlackRock Short Obligation. Fund’s holdings may be disclosed in accordance with the frequency for money market funds.

**** Circle Reserve Fund Exception: Information on portfolio holdings and certain portfolio characteristics of the Circle Reserve Fund may be made available to the shareholders of the Fund, upon request, on a more frequent basis as may be deemed appropriate by BlackRock from time-to-time.

Guidelines for Confidential and Non-Material Information. Confidential Information may be disclosed to the Trustees of the Trust or MIP and their respective counsel, outside counsel for the Trust or MIP, the Trust’s or MIP’s auditors and to certain third-party service providers (i.e., fund administrator, custodian, proxy voting service) for which a non-disclosure or confidentiality agreement is in place with such service providers. With respect to Confidential Information, the Trust’s or MIP’s CCO or his or her designee may authorize the following, subject in the case of (ii) and (iii) to a confidentiality or non-disclosure arrangement:

(i)	the preparation and posting of a Fund or Master Portfolio’s Portfolio Holdings and/or Portfolio Characteristics to its website on a more frequent basis than authorized above;

(ii)	the disclosure of a Fund or Master Portfolio’s Portfolio Holdings to third-party service providers not noted above; and

(iii)	the disclosure of a Fund or Master Portfolio’s Portfolio Holdings and/or Portfolio Characteristics to other parties for legitimate business purposes.

Fact Sheets and Reports

•

Fund Fact Sheets are available to shareholders, prospective shareholders, intermediaries and consultants on a monthly or quarterly basis no earlier than the fifth calendar day after the end of a month or quarter.

•

Money Market Performance Reports are typically available to shareholders, prospective shareholders, intermediaries and consultants by the tenth calendar day of the month (and on a one day lag for certain institutional funds). They contain monthly money market Fund or Master Portfolio performance, rolling 12-month average and benchmark performance.

Other Information. The Policy shall also apply to other Confidential Information of a Fund or Master Portfolio such as performance attribution analyses or security-specific information (e.g., information about Fund or Master Portfolio holdings where an issuer has been downgraded, been acquired or declared bankruptcy).

Data on NAVs, asset levels (by total Fund or Master Portfolio and share class), accruals, yields, capital gains, dividends and fund returns (net of fees by share class) are generally available to shareholders, prospective shareholders, consultants, and third-party data providers upon request, as soon as such data is available.

Contact Information. For information about portfolio holdings and characteristics, BlackRock fund shareholders and prospective investors should call the number set out on the back cover of the Prospectus.

Compensation. Neither a Fund or Master Portfolio, a service provider nor any of their affiliated persons (as that term is defined in the 1940 Act) shall receive compensation in any form in connection with the disclosure of information about such Fund or Master Portfolio’s Portfolio Holdings or Portfolio Characteristics.

Ongoing Arrangements. BFA has entered into ongoing agreements to provide selective disclosure of Fund or Master Portfolio Portfolio Holdings to the following persons or entities:

1.	Trust’s Board of Trustees, MIP’s Board of Trustees and, if necessary, independent Trustees’ counsel and Trust/MIP counsel.

2.	Trust’s/MIP’s Transfer Agent.

3.	Trust’s/MIP’s Custodian.

4.	Trust’s/MIP’s Administrator, if applicable.

5.	Trust’s/MIP’s independent registered public accounting firm.

6.	Trust’s/MIP’s accounting services provider.

7.	Independent rating agencies — Lipper Inc., Moody’s, Fitch.

8.	Information aggregators — S&P Global, Bloomberg, eVestments Alliance and Informa/PSN Investment Solutions.

9.

Pricing Vendors — Refinitiv Limited, Refinitiv US LLC, ICE Data Services, Bloomberg, IHS Markit, JP Morgan Pricing-Direct, Valuation Research Corporation, Murray, Devine & Co., Inc. and WM Company PLC.

10.	Valuation Providers — Houlihan Lokey, Lincoln Financial, Chatham and Kroll.

11.

Third-party feeder funds — Stock Index Fund, a series of Homestead Funds, Inc.; and Transamerica Stock Index, a series of Transamerica Funds and their respective boards, sponsors, administrators and other service providers.

12.

Affiliated feeder funds — iShares S&P 500 Index Fund, iShares U.S. Aggregate Bond Index Fund, Treasury Money Market Fund (Cayman) and their respective boards, sponsors, administrators and other service providers.

13.

Other — Investment Company Institute, Goldman Sachs Asset Management, L.P., Mizuho Asset Management Co., Ltd., Nationwide Fund Advisors, State Street Bank and Trust Company, Donnelley Financial Solutions, Inc. and Silicon Valley Bank.

With respect to each such arrangement, the Trust or MIP has a legitimate business purpose for the release of information. The release of the information is subject to confidential treatment to prohibit the entity from sharing with an unauthorized source or trading upon the information provided. The Trust, MIP, BlackRock and their affiliates do not receive any compensation or other consideration in connection with such arrangements.

The Trust, MIP and BFA monitor, to the extent possible, the use of Confidential Information by the individuals or firms to which it has been disclosed. To do so, in addition to the requirements of any applicable confidentiality agreement and/or the terms and conditions of the Trust’s, MIP’s and BFA’s Codes of Ethics — all of which require persons or entities in possession of Confidential Information to keep such information confidential and not to trade on such information for their own benefit — BFA’s compliance personnel under the supervision of the Trust’s or MIP’s Chief Compliance Officer, monitor BFA’s securities trading desks to determine whether individuals or firms who have received Confidential Information have made any trades on the basis of that information. In addition, BFA maintains an internal restricted list to prevent trading by the personnel of BFA or its affiliates in securities — including securities held by a Fund/Master Portfolio — about which BFA has Confidential Information. There can be no assurance, however, that the Trust’s or MIP’s policies and procedures with respect to the selective disclosure of Portfolio Holdings will prevent the misuse of such information by individuals or firms that receive such information.

Management

The Board of Trustees of the Trust consists of thirteen individuals (each, a “Trustee”), eleven of whom are not “interested persons” of the Trust as defined in the 1940 Act (the “Independent Trustees”). The same individuals serve on the Board of Trustees of MIP. The registered investment companies advised by the Manager or its affiliates (the “BlackRock-advised Funds”) are organized into the BlackRock Multi-Asset Complex, the BlackRock Fixed-Income Complex, and the iShares Complex (each, a “BlackRock Fund Complex”). The Trust and MIP are included in the BlackRock Fund Complex referred to as the BlackRock Multi-Asset Complex. The Trustees also oversee as board members the operations of the other open-end registered investment companies included in the BlackRock Multi-Asset Complex.

The Board has overall responsibility for the oversight of the Trust and each Fund. The Chair of the Board is an Independent Trustee, and the Chair of each Board committee (each, a “Committee”) is an Independent Trustee. The Board has five standing Committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight Committee and an Ad Hoc Topics Committee. The role of the Chair of the Board is to preside at all meetings of the Board and to act as a liaison with service providers, officers, attorneys and other Trustees generally between meetings. The Chair of each

Committee performs a similar role with respect to the Committee. The Chair of the Board or the Chair of a Committee may also perform such other functions as may be delegated by the Board or the Committee from time to time. The Independent Trustees meet regularly outside the presence of Fund management, in executive session or with other service providers to each Fund. The Board has regular meetings five times a year, and may hold special meetings if required before its next regular meeting. Each Committee meets regularly to conduct the oversight functions delegated to that Committee by the Board and reports its findings to the Board. The Board and each standing Committee conduct annual assessments of their oversight function and structure. The Board has determined that the Board’s leadership structure is appropriate because it allows the Board to exercise independent judgment over management and to allocate areas of responsibility among Committees and the full Board to enhance effective oversight.

The Board has engaged the Manager to manage each Fund on a day-to-day basis. The Board is responsible for overseeing the Manager, other service providers, the operations of each Fund and associated risks in accordance with the provisions of the 1940 Act, state law, other applicable laws, the Trust’s charter, and each Fund’s investment objective and strategies. The Board reviews, on an ongoing basis, each Fund’s performance, operations and investment strategies and techniques. The Board also conducts reviews of the Manager and its role in running the operations of each Fund.

Day-to-day risk management with respect to each Fund is the responsibility of the Manager or of sub-advisers or other service providers (depending on the nature of the risk), subject to the supervision of the Manager. Each Fund is subject to a number of risks, including investment, compliance, operational and valuation risks, among others. While there are a number of risk management functions performed by the Manager and the sub-advisers or other service providers, as applicable, it is not possible to eliminate all of the risks applicable to the Funds. Risk oversight forms part of the Board’s general oversight of each Fund and is addressed as part of various Board and Committee activities. The Board, directly or through a Committee, also reviews reports from, among others, management, the independent registered public accounting firm for each Fund, sub-advisers and internal auditors for the investment adviser or its affiliates, as appropriate, regarding risks faced by each Fund and management’s or the service provider’s risk functions. The Committee system facilitates the timely and efficient consideration of matters by the Trustees, and facilitates effective oversight of compliance with legal and regulatory requirements and of each Fund’s activities and associated risks. The Board has appointed a Chief Compliance Officer, who oversees the implementation and testing of the Trust’s compliance program and reports to the Board regarding compliance matters for the Funds and their service providers. The Independent Trustees have engaged independent legal counsel to assist them in performing their oversight responsibilities.

Audit Committee. The members of the Audit Committee (the “Audit Committee”) are Henry R. Keizer (Chair), Neil A. Cotty, Lori Richards Kenneth L. Urish and Claire A. Walton, all of whom are Independent Trustees. The principal responsibilities of the Audit Committee are to approve, and recommend to the full Board for approval, the selection, retention, termination and compensation of each Fund’s independent registered public accounting firm (the “Independent Registered Public Accounting Firm”) and to oversee the Independent Registered Public Accounting Firm’s work. The Audit Committee’s responsibilities include, without limitation, to (1) evaluate the qualifications and independence of the Independent Registered Public Accounting Firm; (2) approve all audit engagement terms and fees for each Fund; (3) review the conduct and results of each independent audit of each Fund’s annual financial statements; (4) review any issues raised by the Independent Registered Public Accounting Firm or Fund management regarding the accounting or financial reporting policies and practices of each Fund and the internal controls of each Fund and certain service providers; (5) oversee the performance of each Fund’s Independent Registered Public Accounting Firm; (6) review and discuss with management and each Fund’s Independent Registered Public Accounting Firm the performance and findings of each Fund’s internal auditors; (7) discuss with Fund management its policies regarding risk assessment and risk management as such matters relate to each Fund’s financial reporting and controls; (8) resolve any disagreements between Fund management and the Independent Registered Public Accounting Firm regarding financial reporting; and (9) undertake such other duties and responsibilities as may from time to time be delegated by the Board to the Audit Committee. The Board has adopted a written charter for the Audit Committee. During the fiscal year ended December 31, 2025, the Audit Committee met four times.

Governance and Nominating Committee. The members of the Governance and Nominating Committee (the “Governance Committee”) are Cynthia A. Montgomery (Chair), Christopher J. Ailman, Susan J. Carter, Collette Chilton and Henry R. Keizer, all of whom are Independent Trustees. The principal responsibilities of the Governance Committee are to (1) identify individuals qualified to serve as Independent Trustees of the Trust and recommend Independent Trustee nominees for election by shareholders or appointment by the Board; (2) advise the Board with respect to Board composition, procedures and committees (other than the Audit Committee); (3) oversee periodic self-assessments of the Board and committees of the Board (other than the Audit Committee); (4) review and make recommendations regarding Independent Trustee compensation; (5) monitor corporate governance matters and develop appropriate recommendations to the Board; (6) act as the administrative committee with respect to Board policies and procedures, committee policies and procedures (other than the Audit Committee) and codes of ethics as they relate to Independent Trustees; and (7) undertake such other duties and responsibilities as may from time to time be delegated by the Board to the Governance Committee. The Governance Committee may consider nominations for the office of Trustee made by Fund shareholders as it deems appropriate. Fund shareholders who wish to recommend a nominee should send nominations to the Secretary of the Trust that include biographical information and set forth the qualifications of the proposed nominee. The Board has adopted a written charter for the Governance Committee. During the fiscal year ended December 31, 2025, the Governance Committee met eleven times.

Compliance Committee. The members of the Compliance Committee (the “Compliance Committee”) are Claire A. Walton (Chair), Cynthia A. Montgomery, Donald C. Opatrny, Lori Richards and Kenneth L. Urish, all of whom are Independent Trustees. The Compliance Committee’s purpose is to assist the Board in fulfilling its responsibility to oversee regulatory and fiduciary compliance matters involving the Trust, the fund-related activities of BFA and any sub-adviser and the Trust’s third-party service providers. The Compliance Committee’s responsibilities include, without limitation, to (1) oversee the compliance policies and procedures of the Trust and its service providers and recommend changes or additions to such policies and procedures; (2) review information on and, where appropriate, recommend policies concerning the Trust’s compliance with applicable law; (3) review reports from, oversee the annual performance review of, and make certain recommendations and determinations regarding the Trust’s Chief Compliance Officer (the “CCO”), including determining the amount and structure of the CCO’s compensation and recommending such amount and structure to the full Board for approval and ratification; and (4) undertake such other duties and responsibilities as may from time to time be delegated by the Board to the Compliance Committee. The Board has adopted a written charter for the Compliance Committee. During the fiscal year ended December 31, 2025, the Compliance Committee met four times.

Performance Oversight Committee. The members of the Performance Oversight Committee (the “Performance Oversight Committee”) are Donald C. Opatrny (Chair), Christopher J. Ailman, Susan J. Carter, Collette Chilton and Neil A. Cotty, all of whom are Independent Trustees. The Performance Oversight Committee’s purpose is to assist the Board in fulfilling its responsibility to oversee each Fund’s investment performance relative to its agreed-upon performance objectives and to assist the Independent Trustees in their consideration of investment advisory agreements. The Performance Oversight Committee’s responsibilities include, without limitation, to (1) review information on, and make recommendations to the full Board in respect of, each Fund’s investment objective, policies and practices; (2) review information on each Fund’s investment performance; (3) review information on appropriate benchmarks and competitive universes and unusual or exceptional investment matters; (4) review personnel and other resources devoted to management of each Fund and evaluate the nature and quality of information furnished to the Performance Oversight Committee; (5) recommend any required action regarding changes in fundamental and non-fundamental investment policies and restrictions, fund mergers or liquidations; (6) request and review information on the nature, extent and quality of services provided to the shareholders; (7) make recommendations to the Board concerning the approval or renewal of investment advisory agreements; and (8) undertake such other duties and responsibilities as may from time to time be delegated by the Board to the Performance Oversight Committee. The Board has adopted a written charter for the Performance Oversight Committee. During the fiscal year ended December 31, 2025, the Performance Oversight Committee met five times.

Ad Hoc Topics Committee. The members of the Ad Hoc Topics Committee (the “Ad Hoc Topics Committee”) are Mark Stalnecker (Chair) and Claire A. Walton, both of whom are Independent Trustees, and John M. Perlowski, who serves as an interested Trustee. The principal responsibilities of the Ad Hoc Topics Committee are to (1) act on routine matters between meetings of the Board; (2) act on such matters as may require urgent action between meetings of the Board; and (3) exercise such other authority as may from time to time be delegated to the Ad Hoc Topics Committee by the Board. The Board has adopted a written charter for the Ad Hoc Topics Committee. During the fiscal year ended December 31, 2025, the Ad Hoc Topics Committee did not meet.

The Governance Committee has adopted a statement of policy that describes the experience, qualifications, skills and attributes that are necessary and desirable for potential Independent Trustee candidates (the “Statement of Policy”). The Board believes that each Independent Trustee satisfied, at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. Furthermore, in determining that a particular Independent Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Independent Trustees have balanced and diverse experience, skills, attributes and qualifications, which allow the Board to operate effectively in governing the Trust and protecting the interests of shareholders. Among the attributes common to all Independent Trustees are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with each Fund’s investment adviser, sub-advisers, other service providers, counsel and the Independent Registered Public Accounting Firm, and to exercise effective business judgment in the performance of their duties as Trustees.

Each Trustee’s ability to perform his or her duties effectively is evidenced by his or her educational background or professional training; business, consulting, public service or academic positions; experience from service as a board member of the Trust and the other funds in the BlackRock Fund Complexes (and any predecessor funds), other investment funds, public companies, non-profit entities or other organizations; ongoing commitment to and participation in Board and Committee meetings, as well as his or her leadership of standing and ad hoc committees throughout the years; or other relevant life experiences.

Trustees Elect. Jeffrey Jarczyk and Marc D. Stern have been appointed as Trustees of the Trust effective July 1, 2026 (each, a “Trustee Elect”). Each Trustee Elect is expected to qualify as an Independent Trustee at the time of his service. Each Trustee Elect has been retained as a consultant to the Independent Trustees to assist the Independent Trustees in the performance of their duties to the Trust and is expected to serve in that capacity until July 1, 2026.

The table below discusses some of the experiences, qualifications and skills of each of the Trustees that support the conclusion that each Trustee should serve on the Board.

Trustees	Experience, Qualifications and Skills

Independent Trustees

Christopher J. Ailman	Christopher Ailman has more than 30 years of experience in the financial services industry, including most recently serving as Chief Investment Officer of the California State Teachers Retirement System (CalSTRS) from 2000 to June 2024 where he led its investment program. Mr. Ailman currently is a principal at Ailman Advisers. In addition, he has held various roles in the industry, including as member and chair of the asset owner committee of the Kroner Center for Financial Research, chairman of the North American Chapter of the 300 Club of Global CIOs, and co-chair of the Milken Global Capital Markets Advisory Council. These positions have provided Mr. Ailman with considerable investment expertise across asset classes and strategies, and insight and perspective on the markets and the economy. In addition, Mr. Ailman serves as a member of the Governance Committee and the Performance Oversight Committee.

Susan J. Carter	Susan J. Carter has over 35 years of experience in investment management. She has served as President & Chief Executive Officer of Commonfund Capital, Inc. (“CCI”), a registered investment adviser focused on non-profit investors, from 1997 to 2013, Chief Executive Officer of CCI from 2013 to 2014 and Senior Advisor to CCI in 2015. Ms. Carter also served as director of the Pacific Pension Institute from 2014 to 2018, trustee to the Financial Accounting Foundation from 2017 to 2021, Advisory Board Member for the Center for Private Equity and Entrepreneurship at Tuck School of Business from 1997 to 2021, Advisory Board Member for Bridges Fund Management from 2016 to 2018, Advisory Board Member for Girls Who Invest from 2015 to 2018 and Board Member thereof from 2018 to 2022, and Practitioner Advisory Board Member for Private Capital Research Institute (“PCRI”) from 2017 to 2024. She currently serves as Member of the President’s Counsel for CCI. These positions have provided her with insight and perspective on the markets and the economy.

Trustees	Experience, Qualifications and Skills

Collette Chilton	Collette Chilton has over 20 years of experience in investment management. She held the position of Chief Investment Officer of Williams College from October 2006 to June 2023. Prior to that she was President and Chief Investment Officer of Lucent Asset Management Corporation, where she oversaw approximately $40 billion in pension and retirement savings assets for the company. These positions have provided her with insight and perspective on the markets and the economy.

Neil A. Cotty	Neil A. Cotty has more than 30 years of experience in the financial services industry, including 19 years at Bank of America Corporation and its affiliates, where he served, at different times, as the Chief Financial Officer of various businesses including Investment Banking, Global Markets, Wealth Management and Consumer and also served ten years as the Chief Accounting Officer for Bank of America Corporation. Mr. Cotty has been determined by the Audit Committee to be an audit committee financial expert, as such term is defined in the applicable Commission rules.

Henry R. Keizer	Henry R. Keizer brings over 40 years of executive, financial, operational, strategic and global expertise gained through his 35 year career at KPMG, a global professional services organization and by his service as a director to both publicly and privately held organizations. He has extensive experience with issues facing complex, global companies and expertise in financial reporting, accounting, auditing, risk management, and regulatory affairs for such companies. Mr. Keizer’s experience also includes service as an audit committee chair to both publicly and privately held organizations across numerous industries including professional services, property and casualty reinsurance, insurance, diversified financial services, banking, direct to consumer, business to business and technology. Mr. Keizer is a certified public accountant and also served on the board of the American Institute of Certified Public Accountants. Mr. Keizer has been determined by the Audit Committee to be an audit committee financial expert, as such term is defined in the applicable Commission rules.

Cynthia A. Montgomery	Cynthia A. Montgomery has served for over 20 years on the boards of registered investment companies, most recently as a member of the boards of certain BlackRock-advised Funds and predecessor funds, including the legacy Merrill Lynch Investment Managers, L.P. (“MLIM”) funds. The Board benefits from Ms. Montgomery’s more than 20 years of academic experience as a professor at Harvard Business School where she taught courses on corporate strategy and corporate governance. Ms. Montgomery also has business management and corporate governance experience through her service on the corporate boards of a variety of public companies. She has also authored numerous articles and books on these topics.

Donald C. Opatrny	Donald C. Opatrny has more than 40 years of business, oversight and executive experience, including through his service as president, director and investment committee chair for academic and not-for-profit organizations, and his experience as a partner, managing director and advisory director at Goldman Sachs for 32 years. He also has investment management experience as a board member of Athena Capital Advisors LLC.

Lori Richards	Lori Richards has more than 30 years of experience in the financial services industry, most notably as the first Director of the Office of Compliance Inspections and Examinations (“OCIE”) of the Securities and Exchange Commission (“SEC”) from 1995 to 2009. During 14 years as the Director of OCIE, she led the SEC’s nationwide examination oversight program for advisers, mutual funds, hedge funds, broker-dealers, stock exchanges, and other industry firms. Prior to that, from 1985 to 1995, she held various roles at the SEC, including Associate Director for Enforcement for the SEC’s Pacific Regional Office and executive assistant and senior advisor to then SEC Chairman Arthur Levitt. More recently, Ms. Richards served as Chief Compliance Officer of the Asset and Wealth Management global lines of business at JPMorgan Chase & Co. from 2013 to 2018 where she led its global compliance program, advised business leaders on compliance issues, oversaw risk assessment, monitoring, testing and training, and maintained relationships with regulators. In addition, Ms. Richards served as a member of the National Adjudicatory Council of the Financial Industry Regulatory Authority (FINRA) from 2019 to 2022 and held the chair and vice chair posts during her tenure. Prior thereto, from 2010 to 2013, she was a Principal at PricewaterhouseCoopers LLP (“PwC”) and co-leader of its Asset Management Regulatory group. At PwC, she assisted a broad range of financial services clients in designing and implementing risk management and compliance programs, and preparing for new regulatory expectations. These positions have provided her with insight and perspective on the markets and the economy, as well as asset management regulation and compliance. In addition, Ms. Richards serves as a member of the Audit Committee and the Compliance Committee.

Mark Stalnecker	Mark Stalnecker has gained a wealth of experience in investing and asset management from his over 13 years of service as the Chief Investment Officer of the University of Delaware as well as from his various positions with First Union Corporation, including Senior Vice President and State Investment Director of First Investment Advisors. The Board benefits from his experience and perspective as the Chief Investment Officer of a university endowment and from the oversight experience he gained from service on various private and non-profit boards.

Kenneth L. Urish	Kenneth L. Urish has served for over 15 years on the boards of registered investment companies, most recently as a member of the boards of certain BlackRock-advised Funds and predecessor funds, including the legacy BlackRock funds. He has over 30 years of experience in public accounting. Mr. Urish has served as a managing member of an accounting and consulting firm. Mr. Urish has been determined by the Audit Committee to be an audit committee financial expert, as such term is defined in the applicable Commission rules.

Claire A. Walton	Claire A. Walton has over 25 years of experience in investment management. She has served as the Chief Operating Officer and Chief Financial Officer of Liberty Square Asset Management, LP from 1998 to 2015, an investment manager that specialized in long/short non-U.S. equity investments, and was an owner and General Partner of Neon Liberty Capital Management, LLC from 2003 to 2023, a firm focusing on long/short equities in global emerging and frontier markets. These positions have provided her with insight and perspective on the markets and the economy. Ms. Walton has been determined by the Audit Committee to be an audit committee financial expert, as such term is defined in the applicable Commission rules.

Trustees	Experience, Qualifications and Skills

Trustees Elect

Jeffrey Jarczyk	Mr. Jarczyk is a CPA and has more than 30 years of experience in the financial services industry, including over 19 years at Fidelity Investments, where he served, at different times, as the Chief Auditor and the Chief Accounting Officer of Fidelity Investments’ parent company, FMR LLC. Prior to working at Fidelity, Mr. Jarczyk was a partner at Deloitte and Arthur Andersen for approximately 17 years. These positions have allowed him to work extensively with audit and risk committees and company executives helping to identify, manage and mitigate risks for financial services companies.

Marc D. Stern	Mr. Stern has more than 30 years of experience in investing and asset management. Mr. Stern served as the Chief Executive Officer at Bessemer Trust, a wealth management business, for 13 years. During his tenure at Bessemer Trust, Mr. Stern served on the firm’s board of directors, chaired the board’s trust and investment committee, and led the firm’s executive committee. He also served as Bessemer’s Chief Investment Officer for 8 years, where he was Chair of the Investment Policy and Strategy Committee with responsibility for overall asset allocation and investment strategy. Mr. Stern also served as Chair of the Private Clients Investment group at AllianceBernstein. These positions provide Mr. Stern with insight and perspective into investment management, the economy, and fiduciary governance.

Interested Trustees

Robert Fairbairn	Robert Fairbairn has more than 25 years of experience with BlackRock, Inc. and over 30 years of experience in finance and asset management. In particular, Mr. Fairbairn’s positions as Vice Chairman of BlackRock, Inc., Member of BlackRock’s Global Operating Committee and Co-Chair of BlackRock’s Human Capital Committee provide the Board with a wealth of practical business knowledge and leadership. In addition, Mr. Fairbairn has global investment management and oversight experience through his former positions as Member of BlackRock’s Global Executive Committee, Global Head of BlackRock’s Retail and iShares® businesses, Head of BlackRock’s Global Client Group, Chairman of BlackRock’s international businesses and his previous oversight over BlackRock’s Strategic Partner Program and Strategic Product Management Group. Mr. Fairbairn also serves as a board member for the funds in the BlackRock Fixed-Income Complex.

John M. Perlowski	John M. Perlowski’s experience as Managing Director of BlackRock, Inc. since 2009, as the Head of BlackRock Global Accounting and Product Services since 2009, and as President and Chief Executive Officer of the BlackRock-advised Funds provides him with a strong understanding of the BlackRock-advised Funds, their operations, and the business and regulatory issues facing the BlackRock-advised Funds. Mr. Perlowski’s prior position as Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, and his former service as Treasurer and Senior Vice President of the Goldman Sachs Mutual Funds and as Director of the Goldman Sachs Offshore Funds provides the Board with the benefit of his experience with the management practices of other financial companies. Mr. Perlowski also serves as a board member for the funds in the BlackRock Fixed-Income Complex. Mr. Perlowski is a member of BlackRock’s Global Executive Committee.

Biographical Information

Certain biographical and other information relating to the Trustees of the Trust is set forth below, including their address and year of birth, principal occupations for at least the last five years, length of time served, total number of registered investment companies and investment portfolios overseen in the BlackRock-advised Funds and any currently held public company and other investment company directorships.

Name and Year of Birth[1,2]	Position(s) Held (Length of Service)[3]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years

Independent Trustees

Mark Stalnecker 1951	Chair of the Board (Since 2019) and Trustee (Since 2015)	Chief Investment Officer, University of Delaware from 1999 to 2013; Trustee and Chair of the Finance and Investment Committees, Winterthur Museum and Country Estate from 2005 to 2016; Member of the Investment Committee, Delaware Public Employees’ Retirement System from 2002 to 2024; Member of the Investment Committee, Christiana Care Health System from 2009 to 2017; Member of the Investment Committee, Delaware Community Foundation from 2013 to 2014; Director and Chair of the Audit Committee, SEI Private Trust Co. from 2001 to 2014.	26 RICs consisting of 169 Portfolios	None

Name and Year of Birth[1,2]	Position(s) Held (Length of Service)[3]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years

Christopher J. Ailman 1958	Trustee (Since 2024)	Principal, Ailman Advisers, since 2024; Chief Investment Officer, California State Teachers Retirement System (CalSTRS) from 2000 to 2024.	26 RICs consisting of 169 Portfolios	None

Susan J. Carter 1956	Trustee (Since 2016)	Trustee, Financial Accounting Foundation from 2017 to 2021; Advisory Board Member, Center for Private Equity and Entrepreneurship at Tuck School of Business from 1997 to 2021; Director, Pacific Pension Institute from 2014 to 2018; Senior Advisor, CCI (investment adviser) in 2015; Chief Executive Officer, CCI from 2013 to 2014; President & Chief Executive Officer, CCI from 1997 to 2013; Advisory Board Member, Girls Who Invest from 2015 to 2018 and Board Member thereof from 2018 to 2022; Advisory Board Member, Bridges Fund Management from 2016 to 2018; Practitioner Advisory Board Member, PCRI from 2017 to 2024; Lecturer in the Practice of Management, Yale School of Management since 2019; Advisor to Finance Committee, Altman Foundation from 2020 to 2024; Investment Committee Member, Tostan since 2021; Member of the President’s Counsel, CCI since 2023.	26 RICs consisting of 169 Portfolios	None

Collette Chilton 1958	Trustee (Since 2015)	Trustee, UC Berkeley Foundation Board since 2024; Committee member, Oxford University Endowment Management since 2024; Senior advisor, Insignia since 2024; Chief Investment Officer, Williams College from 2006 to 2023; Chief Investment Officer, Lucent Asset Management Corporation from 1998 to 2006; Director, Boys and Girls Club of Boston since 2017; Director, B1 Capital since 2018; Director, David and Lucile Packard Foundation since 2020.	26 RICs consisting of 169 Portfolios	None

Neil A. Cotty 1954	Trustee (Since 2016)	Bank of America Corporation from 1996 to 2015, serving in various senior finance leadership roles, including Chief Accounting Officer from 2009 to 2015, Chief Financial Officer of Global Banking, Markets and Wealth Management from 2008 to 2009, Chief Accounting Officer from 2004 to 2008, Chief Financial Officer of Consumer Bank from 2003 to 2004, Chief Financial Officer of Global Corporate Investment Bank from 1999 to 2002.	26 RICs consisting of 169 Portfolios	None

Henry R. Keizer 1956	Trustee (Since 2019)	Director, Park Indemnity Ltd. (captive insurer) from 2010 to 2022.	26 RICs consisting of 169 Portfolios	GrafTech International Ltd. (materials manufacturing); WABCO (commercial vehicle safety systems) from 2015 to 2020; Sealed Air Corp. (packaging); Hertz Global Holdings (car rental) from 2015 to 2021.

Cynthia A. Montgomery 1952	Trustee (Since 2009)	Professor, Harvard Business School since 1989.	26 RICs consisting of 169 Portfolios	None

Name and Year of Birth[1,2]	Position(s) Held (Length of Service)[3]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years

Donald C. Opatrny 1952	Trustee (Since 2019)	Chair of the Board of Phoenix Art Museum since 2022 and Trustee thereof since 2018; Chair of the Investment Committee of The Arizona Community Foundation since 2022 and Trustee thereof since 2020; Director, Athena Capital Advisors LLC (investment management firm) from 2013 to 2020; Trustee, Vice Chair, Member of the Executive Committee and Chair of the Investment Committee, Cornell University from 2004 to 2019; Member of Affordable Housing Supply Board of Jackson, Wyoming from 2017 to 2022; Member, Investment Funds Committee, State of Wyoming from 2017 to 2023; Member of the Investment Committee, Mellon Foundation from 2009 to 2015; President, Trustee and Member of the Investment Committee, The Aldrich Contemporary Art Museum from 2007 to 2014; Trustee and Chair of the Investment Committee, Community Foundation of Jackson Hole since 2014.	26 RICs consisting of 169 Portfolios	None

Lori Richards 1960	Trustee (Since 2024)	Trustee, SEC Historical Society since 2018; Trustee, Garrett College Foundation since 2019; Director, PharmaCann, Inc. from 2021 to 2024; Director, Wahed Invest from 2022 to 2024.	26 RICs consisting of 169 Portfolios	None

Kenneth L. Urish 1951	Trustee (Since 2009)	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Past-Chairman of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001, Emeritus since 2022; Principal, UP Strategic Wealth Investment Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007; Member, Advisory Board, ESG Competent Boards since 2020.	26 RICs consisting of 169 Portfolios	None

Claire A. Walton 1957	Trustee (Since 2016)	Director/Treasurer, Reading Community Trust since 2024; Advisory Board Member, Grossman School of Business at the University of Vermont since 2023; Advisory Board Member, Scientific Financial Systems since 2022; General Partner of Neon Liberty Capital Management, LLC from 2003 to 2023; Chief Operating Officer and Chief Financial Officer of Liberty Square Asset Management, LP from 1998 to 2015; Director, Boston Hedge Fund Group from 2009 to 2018; Director, Massachusetts Council on Economic Education from 2013 to 2015; Director, Woodstock Ski Runners from 2013 to 2022.	26 RICs consisting of 169 Portfolios	None

Trustees Elect[4]

Jeffrey Jarczyk 1964	Trustee Elect	Director, The Friends of the Public Garden since 2021; Executive Vice President, Chief Auditor, Fidelity Investments from 2016 to 2021; Executive Vice President, Chief Accounting Officer, Fidelity Investments from 2007 to 2016.	26 RICs consisting of 169 Portfolios	None

Marc D. Stern 1962	Trustee Elect	Chief Executive Officer and Director, Bessemer Trust from 2013 to 2026.	26 RICs consisting of 169 Portfolios	None

Name and Year of Birth[1,2]	Position(s) Held (Length of Service)[3]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years

Interested Trustees[5]

Robert Fairbairn 1965	Trustee (Since 2018)	Vice Chairman of BlackRock, Inc. since 2019; Member of BlackRock’s Global Operating Committees; Co-Chair of BlackRock’s Human Capital Committee; Senior Managing Director of BlackRock, Inc. from 2010 to 2019; oversaw BlackRock’s Strategic Partner Program and Strategic Product Management Group from 2012 to 2019; Member of the Board of Managers of BlackRock Investments, LLC from 2011 to 2018; Global Head of BlackRock’s Retail and iShares® businesses from 2012 to 2016.	76 RICs consisting of 252 Portfolios	None

John M. Perlowski[6] 1964	Trustee (Since 2015) President and Chief Executive Officer (Since 2010)	Managing Director of BlackRock, Inc. since 2009; Head of BlackRock Global Accounting and Product Services since 2009; Advisory Director of Family Resource Network (charitable foundation) since 2009. Member of BlackRock’s Global Executive Committee since 2025.	78 RICs consisting of 254 Portfolios	None

[1]	The address of each Trustee is c/o BlackRock, Inc., 50 Hudson Yards, New York, New York 10001.
[2]	Independent Trustees serve until their resignation, retirement, removal or death, or until December 31 of the year in which they turn 75. The Board may determine to extend the terms of Independent Trustees on a case-by-case basis, as appropriate.
[3]	In connection with the acquisition of Barclays Global Investors by BlackRock, Inc. in December 2009, certain Independent Trustees were elected to the Board. Furthermore, effective January 1, 2019, three BlackRock Fund Complexes were realigned and consolidated into two BlackRock Fund Complexes. As a result, although the chart shows the year that each Independent Trustee joined the Board, certain Independent Trustees first became members of the boards of other BlackRock-advised Funds as follows: Cynthia A. Montgomery, 1994; Kenneth L. Urish, 1999; Henry R. Keizer, 2016; Donald C. Opatrny, 2015.
[4]	Jeffrey Jarczyk and Marc D. Stern have been appointed as Trustees of the Trust effective July 1, 2026. Each Trustee Elect is expected to qualify as an Independent Trustee at the time of his service. Each Trustee Elect has been retained as a consultant to the Independent Trustees to assist the Independent Trustees in the performance of their duties to the Trust and is expected to serve in that capacity until July 1, 2026.
[5]	Mr. Fairbairn and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust and MIP based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr. Perlowski are also board members of the BlackRock Fixed-Income Complex.
[6]	Mr. Perlowski is also a trustee of the BlackRock Credit Strategies Fund and BlackRock Private Investments Fund.

Certain biographical and other information relating to the officers of the Trust who are not Trustees is set forth below, including their address and year of birth, principal occupations for at least the last five years and length of time served.

Name and Year of Birth[1,2]	Position(s) Held (Length of Service)	Principal Occupation(s) During Past Five Years

Officers Who Are Not Trustees

Roland Villacorta 1971	Vice President (Since 2022)	Managing Director of BlackRock, Inc. since 2002; Head of Global Cash Management and Head of Securities Lending within BlackRock’s Global Markets Group since 2022; Member of BlackRock’s Global Operating Committee since 2016 and Human Capital Committee since 2023.

Jennifer McGovern 1977	Vice President (Since 2014)	Managing Director of BlackRock, Inc. since 2016.

Trent Walker 1974	Chief Financial Officer (Since 2021)	Managing Director of BlackRock, Inc. since 2019; Executive Vice President of PIMCO from 2016 to 2019.

Jay M. Fife 1970	Treasurer (Since 2009)	Managing Director of BlackRock, Inc. since 2007.

Name and Year of Birth[1,2]	Position(s) Held (Length of Service)	Principal Occupation(s) During Past Five Years

Aaron Wasserman 1974	Chief Compliance Officer (Since 2023)	Managing Director of BlackRock, Inc. since 2018; Chief Compliance Officer of the BlackRock-advised funds in the BlackRock Multi-Asset Complex, the BlackRock Fixed-Income Complex and the iShares Complex since 2023; Deputy Chief Compliance Officer for the BlackRock-advised funds in the BlackRock Multi-Asset Complex, the BlackRock Fixed-Income Complex and the iShares Complex from 2014 to 2023.

Lisa Belle 1968	Anti-Money Laundering Compliance Officer (Since 2019)	Managing Director of BlackRock, Inc. since 2019; Global Financial Crime Head for Asset and Wealth Management of JP Morgan from 2013 to 2019.

Janey Ahn 1975	Secretary (Since 2019)	Managing Director of BlackRock, Inc. since 2018.

[1]	The address of each Officer is c/o BlackRock, Inc., 50 Hudson Yards, New York, New York 10001.
[2]	Officers of the Trust and MIP serve at the pleasure of the Board.

Share Ownership Information. Information relating to each Trustee’s share ownership in the Funds and in all BlackRock-advised Funds that are currently overseen by the respective Trustee (“Supervised Funds”) as of December 31, 2025 is set forth in the chart below. Amounts shown may include shares as to which a Trustee has indirect beneficial ownership, such as through participation in certain family accounts, 529 college savings plan interests, or similar arrangements where the Trustee has beneficial economic interest but not a direct ownership interest.

Name	Dollar Range of Equity Securities in BlackRock Cash Funds: Institutional	Dollar Range of Equity Securities in BlackRock Cash Funds: Treasury	Aggregate Dollar Range of Equity Securities in Supervised Funds

Independent Trustees

Christopher J. Ailman	None	None	Over $100,000

Susan J. Carter	None	None	Over $100,000

Collette Chilton	None	None	Over $100,000

Neil A. Cotty	None	None	Over $100,000

Henry R. Keizer	None	None	Over $100,000

Cynthia A. Montgomery	None	None	Over $100,000

Donald C. Opatrny	None	None	Over $100,000

Lori Richards	None	None	None

Mark Stalnecker	None	None	Over $100,000

Kenneth L. Urish	None	None	Over $100,000

Claire A. Walton	None	None	Over $100,000

Interested Trustees

Robert Fairbairn	None	None	Over $100,000

John M. Perlowski	None	None	Over $100,000

Ownership of Securities of Certain Entities. As of April 2, 2026, the Trustees and officers of the Trust as a group directly or indirectly owned an aggregate of less than 1% of any class of the outstanding shares of each Fund. As of December 31, 2025, none of the Independent Trustees of the Trust or their immediate family members owned beneficially or of record any securities of each Fund’s investment adviser, sub-adviser (where applicable), principal underwriter, or any person directly or indirectly controlling, controlled by, or under common control with such entities.

Compensation of Trustees. Each Trustee who is an Independent Trustee is paid as compensation an annual retainer of $375,000 per year for his or her services as a board member of the BlackRock-advised Funds in the BlackRock Multi-Asset Complex, including the Trust and MIP, and a $20,000 board meeting fee to be paid for each in-person board meeting attended (and may receive a board meeting fee for telephonic attendance at board meetings), for up to five board meetings held in a calendar year (compensation for meetings in excess of this number to be determined on a case-by-case basis), together with out-of-pocket expenses in accordance with a board policy on travel and other business expenses relating to attendance at meetings. The Chairs of the Audit Committee, Compliance Committee, Governance Committee and Performance Oversight Committee are paid as compensation an additional annual retainer of $45,000, respectively. The Chair of the Board is paid an additional annual retainer of $150,000.

Each Trustee Elect currently serves as a consultant to the Independent Trustees in the performance of the Independent Trustees’ duties to the Trust and is paid compensation at the same rate as the compensation paid to any Independent Trustees who are not the Chair of the Board or a Chair of a Committee. This compensation arrangement will continue until July 1, 2026, when each Trustee Elect is expected to begin serving as an Independent Trustee and will be compensated in a manner similar to other Independent Trustees.

The following table sets forth the compensation MIP paid to the Trustees on behalf of the Master Portfolios for the fiscal year ended December 31, 2025 and the aggregate compensation paid to them by all BlackRock-advised Funds for the calendar year ended December 31, 2025. The Trustees received no additional compensation from the Trust on behalf of the Funds.

Name	Compensation from Money Market Master Portfolio	Compensation from Treasury Money Market Master Portfolio	Estimated Annual Benefits upon Retirement	Aggregate Compensation from the Master Portfolio and Other BlackRock- Advised Funds[1]

Independent Trustees

Christopher J. Ailman	$20,707	$12,119	None	$445,000

Susan J. Carter	$20,707	$12,119	None	$445,000

Collette Chilton	$20,707	$12,119	None	$445,000

Neil A. Cotty	$22,213	$12,616	None	$467,500

Henry R. Keizer[2]	$23,325	$13,617	None	$490,000

Cynthia A. Montgomery[3]	$23,325	$13,617	None	$490,000

Donald C. Opatrny[4]	$23,325	$13,617	None	$490,000

Lori Richards	$20,707	$12,119	None	$445,000

Mark Stalnecker[5]	$29,434	$17,113	None	$595,000

Kenneth L. Urish	$20,707	$12,119	None	$445,000

Claire A. Walton[6]	$23,325	$13,617	None	$490,000

Interested Trustees

Robert Fairbairn	None	None	None	None

John M. Perlowski	None	None	None	None

[1]	For the number of BlackRock-advised Funds from which each Trustee receives compensation, see “Biographical Information” beginning on page 32 of this SAI.
[2]	Chair of the Audit Committee.
[3]	Chair of the Governance Committee.
[4]	Chair of the Performance Oversight Committee.
[5]	Chair of the Board and Chair of the Ad Hoc Topics Committee.
[6]	Chair of the Compliance Committee.

Codes of Ethics. The Trust, BFA, the Sub-Adviser and BlackRock Investments, LLC, the Funds’ distributor (the “Distributor”) have adopted Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Codes of Ethics permit personnel subject to the Codes of Ethics to invest in securities, subject to certain limitations, including securities that may be purchased or held by the Funds. The Codes of Ethics are on public file with, and are available from, the SEC.

Proxy Voting Policies of the Master Portfolios. The Board of Trustees of MIP has delegated the voting of proxies for the Master Portfolios’ securities to the Manager pursuant to the Open-End Active and Fixed Income Index Fund Proxy Voting Policy (the “Active Fund Proxy Voting Policy”).

With respect to the Master Portfolios, the Manager has adopted the BlackRock Active Investment Stewardship — Global Engagement and Voting Guidelines (the “BAIS Guidelines”).

If a Master Portfolio invests in an underlying fund managed by BlackRock, the Master Portfolio will use its proxy voting policy when voting on proxies for the underlying fund while the underlying fund will use its proxy voting policy when voting proxies on investments the underlying fund holds. Therefore, the Master Portfolio may use the Active Fund Proxy Voting Policy while an underlying fund may use the Index Equity Fund Proxy Voting Policy, and the opposite is also true.

Copies of the Active Fund Proxy Voting Policy and the BAIS Guidelines are attached as Appendix A to this SAI. Only those guidelines that are applicable to a particular Master Portfolio pursuant to the Active Fund Proxy Voting Policy are considered to form a part of the Fund’s SAI.

Information on how each Master Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, (i) at www.blackrock.com/proxyrecords and (ii) on the Commission’s website at http://www.sec.gov.

Shareholder Communication to the Board of Trustees. The Board of Trustees has established a process for shareholders to communicate with the Board of Trustees. Shareholders may contact the Board of Trustees by mail. Correspondence should be addressed to BlackRock Funds III Board of Trustees, c/o BlackRock, Inc., 50 Hudson Yards, New York, NY 10001. Shareholder communication to the Board of Trustees should include the following information: (a) the name and address of the shareholder; (b) the number of shares owned by the shareholder; (c) the Fund(s) of which the shareholder owns shares; and (d) if these shares are owned indirectly through a broker, financial intermediary or other record owner, the name of the broker, financial intermediary or other record owner. All correspondence received as set forth above shall be reviewed by the Secretary of the Trust and reported to the Board of Trustees.

Potential Conflicts of Interest. Certain activities of BlackRock, Inc., BlackRock Advisors, LLC, BFA and the other subsidiaries of BlackRock, Inc. (collectively referred to in this section as “BlackRock”) and their respective directors, officers or employees, with respect to the Funds and/or other accounts managed by BlackRock, may give rise to actual or perceived conflicts of interest such as those described below.

BlackRock is one of the world’s largest asset management firms. BlackRock, its subsidiaries and their respective directors, officers and employees, including the business units or entities and personnel who may be involved in the investment activities and business operations of a Fund, are engaged worldwide in businesses, including managing equities, fixed income securities, cash and alternative investments, and other financial services, and have interests other than that of managing the Funds. These are considerations of which investors in a Fund should be aware, and which may cause conflicts of interest that could disadvantage a Fund and its shareholders. These businesses and interests include potential multiple advisory, transactional, financial and other relationships with, or interests in companies and interests in securities or other instruments that may be purchased or sold by a Fund.

BlackRock has proprietary interests in, and may manage or advise with respect to, accounts or funds (including separate accounts and other funds and collective investment vehicles) that have investment objectives similar to those of a Fund and/or that engage in transactions in the same types of securities, currencies and instruments as the Fund. BlackRock is also a major participant in the global currency, equities, swap and fixed income markets, in each case, for the accounts of clients and, in some cases, on a proprietary basis. As such, BlackRock is or may be actively engaged in transactions in the same securities, currencies, and instruments in which a Fund invests.

Such activities could affect the prices and availability of the securities, currencies, and instruments in which a Fund invests, which could have an adverse impact on a Fund’s performance. Such transactions, particularly in respect of most proprietary accounts or client accounts, will be executed independently of a Fund’s transactions and thus at prices or rates that may be more or less favorable than those obtained by the Fund.

In addition, the portfolio holdings of certain BlackRock-advised investment vehicles managed in an identical or substantially similar manner as certain Funds are made publicly available on a more timely basis than the applicable Fund. In some cases, such portfolio holdings are made publicly available on a daily basis. While not expected, it is possible that a recipient of portfolio holdings information for such an investment vehicle could cause harm to a Fund that is managed in an identical or substantially similar manner, including by trading ahead of or against such Fund based on the information received.

When BlackRock seeks to purchase or sell the same assets for client accounts, including a Fund, the assets actually purchased or sold may be allocated among the accounts on a basis determined in its good faith discretion to be equitable. In some cases, this system may adversely affect the size or price of the assets purchased or sold for a Fund. In addition, transactions in investments by one or more other accounts managed by BlackRock may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of a Fund, particularly, but not limited to, with respect to small capitalization, emerging market or less liquid strategies. This may occur with respect to BlackRock-advised accounts when investment decisions regarding a Fund are based on research or other information that is also used to support decisions for other accounts. When BlackRock implements a portfolio decision or strategy on behalf of another account ahead of, or contemporaneously with, similar decisions or strategies for a Fund, market impact, liquidity constraints, or other factors could result in the Fund receiving less favorable trading results and the costs of implementing such decisions or strategies could be increased or the Fund could otherwise be disadvantaged. BlackRock may, in certain cases, elect to implement internal policies and procedures designed to limit such consequences, which may cause a Fund to be unable to engage in certain activities, including purchasing or disposing of securities, when it might otherwise be desirable for it to do so. Conflicts may also arise because portfolio decisions regarding a Fund may benefit other accounts managed by BlackRock. For example, the sale of a long position or establishment of a short position by a Fund may impair the price of the same security sold short by (and therefore benefit) BlackRock or its other accounts or funds, and the purchase of a security or covering of a short position in a security by a Fund may increase the price of the same security held by (and therefore benefit) BlackRock or its other accounts or funds.

BlackRock, on behalf of other client accounts, on the one hand, and a Fund, on the other hand, may invest in or extend credit to different parts of the capital structure of a single issuer. BlackRock may pursue rights, provide advice or engage in other activities, or refrain from pursuing rights, providing advice or engaging in other activities, on behalf of other clients with respect to an issuer in which a Fund has invested, and such actions (or refraining from action) may have a material adverse effect on the Fund. In situations in which clients of BlackRock (including the Funds) hold positions in multiple parts of the capital structure of an issuer, BlackRock may not pursue certain actions or remedies that may be available to a Fund, as a result of legal and regulatory requirements or otherwise. BlackRock addresses these and other potential conflicts of interest based on the facts and circumstances of particular situations. For example, BlackRock may determine to rely on information barriers between different business units or portfolio management teams. BlackRock may also determine to rely on the actions of similarly situated holders of loans or securities rather than, or in connection with, taking such actions itself on behalf of the Funds.

In addition, to the extent permitted by applicable law, certain Funds may invest their assets in other funds advised by BlackRock, including funds that are managed by one or more of the same portfolio managers, which could result in conflicts of interest relating to asset allocation, timing of Fund purchases and redemptions, and increased remuneration and profitability for BlackRock and/or its personnel, including portfolio managers.

Third parties, including service providers to BlackRock or the Fund, may sponsor events (including, but not limited to, marketing and promotional activities and presentations, educational training programs and conferences) for registered representatives, other professionals and individual investors. There is a potential conflict of interest as such sponsorships may defray the costs of such activities to BlackRock, and may provide an incentive to BlackRock to retain such third parties to provide services to the Fund.

In certain circumstances, BlackRock, on behalf of the Funds, may seek to buy from or sell securities to another fund or account advised by BlackRock. BlackRock may (but is not required to) effect purchases and sales between BlackRock clients (“cross trades”), including the Funds, if BlackRock believes such transactions are appropriate based on each party’s investment objectives and guidelines, subject to applicable law and regulation. There may be potential conflicts of interest or regulatory issues relating to these transactions which could limit BlackRock’s decision to engage in these transactions for the Funds. BlackRock may have a potentially conflicting division of loyalties and responsibilities to the parties in such transactions.

BlackRock and its clients may pursue or enforce rights with respect to an issuer in which a Fund has invested, and those activities may have an adverse effect on the Fund. As a result, prices, availability, liquidity and terms of the Fund’s investments may be negatively impacted by the activities of BlackRock or its clients, and transactions for the Fund may be impaired or effected at prices or terms that may be less favorable than would otherwise have been the case.

The results of a Fund’s investment activities may differ significantly from the results achieved by BlackRock for its proprietary accounts or other accounts (including investment companies or collective investment vehicles) that it manages or advises. It is possible that one or more accounts managed or advised by BlackRock and such other accounts will achieve investment results that are substantially more or less favorable than the results achieved by a Fund. Moreover, it is possible that a Fund will sustain losses during periods in which one or more proprietary or other accounts managed or advised by BlackRock achieve significant profits. The opposite result is also possible.

From time to time, a Fund may be restricted from purchasing or selling securities, or from engaging in other investment activities because of regulatory, legal or contractual requirements applicable to BlackRock or other accounts managed or advised by BlackRock, and/or the internal policies of BlackRock designed to comply with such requirements. As a result, there may be periods, for example, when BlackRock will not initiate or recommend certain types of transactions in certain securities or instruments with respect to which BlackRock is performing services or when position limits have been reached. For example, the investment activities of BlackRock for its proprietary accounts and accounts under its management may limit the investment opportunities for a Fund in certain emerging and other markets in which limitations are imposed upon the amount of investment, in the aggregate or in individual issuers, by affiliated foreign investors.

In connection with its management of a Fund, BlackRock may have access to certain fundamental analysis and proprietary technical models developed by BlackRock. BlackRock will not be under any obligation, however, to effect transactions on behalf of a Fund in accordance with such analysis and models. In addition, BlackRock will not have any obligation to make available any information regarding its proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of a Fund and it is not anticipated that BlackRock will have access to such information for the purpose of managing the Fund. The proprietary activities or portfolio strategies of BlackRock, or the activities or strategies used for accounts managed by BlackRock or other client accounts could conflict with the transactions and strategies employed by BlackRock in managing a Fund.

The Funds may be included in investment models developed by BlackRock for use by clients and financial advisors. To the extent clients invest in these investment models and increase the assets under management of the Funds, the investment management fee amounts paid by the Funds to BlackRock may also increase. The net asset value and liquidity of a Fund may be impacted by purchases and sales of the Fund by model-driven investment portfolios, as well as by BlackRock itself and by its advisory clients.

In addition, certain principals and certain employees of a Fund’s investment adviser are also principals or employees of other business units or entities within BlackRock. As a result, these principals and employees may have obligations to such other business units or entities or their clients and such obligations to other business units or entities or their clients may be a consideration of which investors in a Fund should be aware.

BlackRock may enter into transactions and invest in securities, instruments and currencies on behalf of a Fund in which clients of BlackRock, or, to the extent permitted by the Commission and applicable law, BlackRock, serves as the counterparty, principal or issuer. In such cases, such party’s interests in the transaction will be adverse to the interests of the Fund, and such party may have no incentive to assure that the Fund obtains the best possible prices or terms in connection with the transactions. In addition, the purchase, holding and sale of such investments by a Fund may enhance the profitability of BlackRock.

BlackRock may also create, write or issue derivatives for clients, the underlying securities, currencies or instruments of which may be those in which a Fund invests or which may be based on the performance of the Fund. Additionally, an affiliate of BlackRock will create, write or issue options, which may be based on the performance of certain Funds. BlackRock has entered into an arrangement with Markit Indices Limited, the index provider for underlying fixed-income indexes used by certain iShares ETFs, related to derivative fixed-income products that are based on such iShares ETFs. Trading activity in these derivative products could also potentially lead to greater liquidity for such products, increased purchase activity with respect to these iShares ETFs and increased assets under management for BlackRock.

A Fund may, subject to applicable law, purchase investments that are the subject of an underwriting or other distribution by BlackRock and may also enter into transactions with other clients of BlackRock where such other clients have interests adverse to those of the Fund. At times, these activities may cause business units or entities within BlackRock to give advice to clients that may cause these clients to take actions adverse to the interests of the Fund. To the extent such transactions are permitted, a Fund will deal with BlackRock on an arms-length basis.

To the extent authorized by applicable law, BlackRock may act as broker, dealer, agent, lender or adviser or in other commercial capacities for a Fund. It is anticipated that the commissions, mark-ups, mark-downs, financial advisory fees, underwriting and placement fees, sales fees, financing and commitment fees, brokerage fees, other fees, compensation or profits, rates, terms and conditions charged by BlackRock will be in its view commercially reasonable, although BlackRock, including its sales personnel, will have an interest in obtaining fees and other amounts that are favorable to BlackRock and such sales personnel, which may have an adverse effect on the Funds. Index based funds may use an index provider that is affiliated with another service provider of the Fund or BlackRock that acts as a broker, dealer, agent, lender or in other commercial capacities for a Fund or BlackRock.

Subject to applicable law, BlackRock (and its personnel and other distributors) will be entitled to retain fees and other amounts that they receive in connection with their service to the Funds as broker, dealer, agent, lender, adviser or in other commercial capacities. No accounting to the Funds or their shareholders will be required, and no fees or other compensation payable by the Funds or their shareholders will be reduced by reason of receipt by BlackRock of any such fees or other amounts.

When BlackRock acts as broker, dealer, agent, adviser or in other commercial capacities in relation to the Funds, BlackRock may take commercial steps in its own interests, which may have an adverse effect on the Funds.

A Fund will be required to establish business relationships with its counterparties based on the Fund’s own credit standing. BlackRock will not have any obligation to allow its credit to be used in connection with a Fund’s establishment of its business relationships, nor is it expected that the Fund’s counterparties will rely on the credit of BlackRock in evaluating the Fund’s creditworthiness.

BTC, an affiliate of BlackRock, pursuant to SEC exemptive relief, acts as securities lending agent to, and receives a share of securities lending revenues from, the Funds. BlackRock will also receive compensation for managing the reinvestment of the cash collateral from securities lending. There are potential conflicts of interests in managing a securities lending program, including but not limited to: (i) BlackRock as securities lending agent may have an incentive to, among other things, increase or decrease the amount of securities on loan or to lend particular securities in order to generate additional risk-adjusted revenue for BlackRock and its affiliates; and (ii) BlackRock as securities lending agent may have an incentive to allocate loans to clients that would provide more revenue to BlackRock. As described further below, BlackRock seeks to mitigate this conflict by providing its securities lending clients with equal lending opportunities over time in order to approximate pro rata allocation.

As part of its securities lending program, BlackRock indemnifies the Funds and certain other clients and/or funds against a shortfall in collateral in the event of borrower default. On a regular basis, BlackRock calculates the potential dollar exposure of collateral shortfall resulting from a borrower default (“shortfall risk”) in the securities lending program. BlackRock establishes program-wide borrower limits (“credit limits”) to actively manage borrower-specific credit exposure. BlackRock oversees the risk model that calculates projected collateral shortfall values using loan-level factors such as loan and collateral type and market value as well as specific borrower credit characteristics. When necessary, BlackRock may adjust securities lending program attributes by restricting eligible collateral or reducing borrower credit limits. As a result, the management of program-wide exposure as well as BlackRock-specific indemnification exposure may affect the amount of securities lending activity BlackRock may conduct at any given point in time by reducing the volume of lending opportunities for certain loans (including by asset type, collateral type and/or revenue profile).

BlackRock may decline to make a securities loan on behalf of a Fund, discontinue lending on behalf of a Fund or terminate a securities loan on behalf of a Fund for any reason, including but not limited to regulatory requirements and/or market rules, liquidity considerations, or credit considerations, which may impact Funds by reducing or eliminating the volume of lending opportunities for certain types of loans, loans in particular markets, loans of particular securities or types of securities, or for loans overall. In addition, some borrowers may prefer certain BlackRock lenders that provide additional protections against lender default that are favored by their prudential regulation.

BlackRock uses a predetermined systematic process in order to approximate pro rata allocation over time. In order to allocate a loan to a portfolio: (i) BlackRock as a whole must have sufficient lending capacity pursuant to the various program limits (i.e. indemnification exposure limit and borrower credit limits); (ii) the lending portfolio must hold the asset at the time a loan opportunity arrives; and (iii) the lending portfolio must also have enough inventory, either on its own or when aggregated with other portfolios into one single market delivery, to satisfy the loan request. In doing so, BlackRock seeks to provide equal lending opportunities for all portfolios, independent of whether BlackRock indemnifies the portfolio. Equal opportunities for lending portfolios does not guarantee equal outcomes. Specifically, short and long-term outcomes for individual clients may vary due to asset mix, asset/liability spreads on different securities, and the overall limits imposed by the firm.

Purchases and sales of securities and other assets for a Fund may be bunched or aggregated with orders for other BlackRock client accounts, including with accounts that pay different transaction costs solely due to the fact that they have different research payment arrangements. BlackRock, however, is not required to bunch or aggregate orders if portfolio management decisions for different accounts are made separately, or if they determine that bunching or aggregating is not practicable or required, or in cases involving client direction.

Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Funds will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Funds. In addition, under certain circumstances, the Funds will not be charged the same commission or commission equivalent rates in connection with a bunched or aggregated order.

BlackRock, unless prohibited by applicable law, may cause a Fund or account to pay a broker or dealer a commission for effecting a transaction that exceeds the amount another broker or dealer would have charged for effecting the same transaction in recognition of the value of brokerage and research services provided by that broker or dealer. Under the European Union Markets in Financial Instruments Directive (Directive 2014/65/EU) and Markets in Financial Instruments Regulation (Regulation (EU) No 600/2014) (together “MiFID II”), European Union’s (the “EU”) investment managers, including BlackRock International Limited

(“BIL”) which acts as a sub-adviser to certain Funds, pay for research from brokers and dealers directly out of their own resources, rather than through client commissions.

Subject to applicable law, BlackRock may select brokers that furnish BlackRock, the Funds, other BlackRock client accounts or personnel, directly or through correspondent relationships, with research or other appropriate services which provide, in BlackRock’s view, appropriate assistance to BlackRock in the investment decision-making process (including with respect to futures, fixed-price offerings and over-the-counter (“OTC”) transactions). Such research or other services may include, to the extent permitted by law, research reports on companies, industries and securities; economic and financial data; financial publications; proxy analysis; trade industry seminars; computer data bases; research-oriented software and other services and products.

Research or other services obtained in this manner may be used in servicing any or all of the Funds and other BlackRock client accounts, including in connection with BlackRock client accounts other than those that pay commissions to the broker relating to the research or other service arrangements. Such products and services may disproportionately benefit other BlackRock client accounts relative to the Funds based on the amount of brokerage commissions paid by the Funds and such other BlackRock client accounts. For example, research or other services that are paid for through one client’s commissions may not be used in managing that client’s account. In addition, other BlackRock client accounts may receive the benefit, including disproportionate benefits, of economies of scale or price discounts in connection with products and services that may be provided to the Funds and to such other BlackRock client accounts. To the extent that BlackRock uses soft dollars, it will not have to pay for those products and services itself.

BlackRock, unless prohibited by applicable law, may endeavor to execute trades through brokers who, pursuant to such arrangements, provide research or other services in order to ensure the continued receipt of research or other services BlackRock believes are useful in its investment decision-making process. BlackRock may from time to time choose not to engage in the above described arrangements to varying degrees. BlackRock, unless prohibited by applicable law, may also enter into commission sharing arrangements under which BlackRock may execute transactions through a broker-dealer and request that the broker-dealer allocate a portion of the commissions or commission credits to another firm that provides research to BlackRock. To the extent that BlackRock engages in commission sharing arrangements, many of the same conflicts related to traditional soft dollars may exist.

BlackRock may utilize certain electronic crossing networks (“ECNs”) (including, without limitation, ECNs in which BlackRock has an investment or other interest, to the extent permitted by applicable law) in executing client securities transactions for certain types of securities. These ECNs may charge fees for their services, including access fees and transaction fees. The transaction fees, which are similar to commissions or markups/markdowns, will generally be charged to clients and, like commissions and markups/markdowns, would generally be included in the cost of the securities purchased. Access fees may be paid by BlackRock even though incurred in connection with executing transactions on behalf of clients, including the Funds. In certain circumstances, ECNs may offer volume discounts that will reduce the access fees typically paid by BlackRock. BlackRock will only utilize ECNs consistent with its obligation to seek to obtain best execution in client transactions.

BlackRock owns a minority interest in, and is a member of, Members Exchange (“MEMX”), a newly created U.S. stock exchange. Transactions for a Fund may be executed on MEMX if third party brokers select MEMX as the appropriate venue for execution of orders placed by BlackRock traders on behalf of client portfolios.

BlackRock has adopted policies and procedures designed to prevent conflicts of interest from influencing proxy voting decisions that it makes on behalf of advisory clients, including the Funds, and to help ensure that such decisions are made in accordance with BlackRock’s fiduciary obligations to its clients. Nevertheless, notwithstanding such proxy voting policies and procedures, actual proxy voting decisions of BlackRock may have the effect of favoring the interests of other clients or businesses of other divisions or units of BlackRock, provided that BlackRock believes such voting decisions to be in accordance with its fiduciary obligations. For a more detailed discussion of these policies and procedures, see “Proxy Voting Policies and Procedures.”

It is also possible that, from time to time, BlackRock and/or its advisory clients (including other funds and separately managed accounts) may, subject to compliance with applicable law, purchase and hold shares of a Fund. Increasing a Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund’s expense ratio. BlackRock reserves the right, subject to compliance with applicable law, to redeem at any time some or all of the shares of a Fund acquired for its own accounts. A large redemption of shares of a Fund by BlackRock could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund’s investment flexibility, portfolio diversification and expense ratio. BlackRock seeks to consider the effect of redemptions on a Fund and other shareholders in deciding whether to redeem its shares but is not obligated to do so and may elect not to do so.

It is possible that a Fund may invest in securities of, or engage in transactions with, companies in which BlackRock has significant debt or equity investments or other interests. A Fund may also invest in issuances (such as structured notes) by entities for which BlackRock provides and is compensated for cash management services relating to the proceeds from the sale of such issuances. In making investment decisions for a Fund, BlackRock is not permitted to obtain or use material non-public information acquired by any unit of BlackRock, in the course of these activities. In addition, from time to time, the activities of BlackRock may limit a Fund’s flexibility in purchases and sales of securities. As indicated below, BlackRock may engage in transactions with companies in which BlackRock-advised funds or other clients of BlackRock have an investment.

BlackRock and its personnel and other financial service providers may have interests in promoting sales of the Funds. With respect to BlackRock and its personnel, the remuneration and profitability relating to services to and sales of the Funds or other products may be greater than remuneration and profitability relating to services to and sales of certain funds or other products that might be provided or offered. BlackRock and its sales personnel may directly or indirectly receive a portion of the fees and commissions charged to the Funds or their shareholders. BlackRock and its advisory or other personnel may also benefit from increased amounts of assets under management. Fees and commissions may also be higher than for other products or services, and the remuneration and profitability to BlackRock and such personnel resulting from transactions on behalf of or management of the Funds may be greater than the remuneration and profitability resulting from other funds or products.

BlackRock may provide valuation assistance to certain clients with respect to certain securities or other investments and the valuation recommendations made for such clients’ accounts may differ from the valuations for the same securities or investments assigned by a Fund’s pricing vendors, especially if such valuations are based on broker-dealer quotes or other data sources unavailable to the Fund’s pricing vendors. While BlackRock will generally communicate its valuation information or determinations to a Fund’s pricing vendors and/or fund accountants, there may be instances where the Fund’s pricing vendors or fund accountants assign a different valuation to a security or other investment than the valuation for such security or investment determined or recommended by BlackRock.

As disclosed in more detail in “Determination of Net Asset Value” in this SAI, when market quotations are not readily available or are believed by BlackRock to be unreliable, a Fund’s investments are valued at fair value by BlackRock. BFA has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act and acts through BlackRock’s Rule 2a-5 Committee (the “2a-5 Committee”), with assistance from other BlackRock pricing committees and in accordance with BlackRock’s policies and procedures (the “Valuation Procedures”). When determining a “fair value price,” the 2a-5 Committee seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset or liability in an arm’s-length transaction. The price generally may not be determined based on what a Fund might reasonably expect to receive for selling an asset or liability at a later time or if it holds the asset or liability to maturity. While fair value determinations will be based upon all available factors that BlackRock deems relevant at the time of the determination, and may be based on analytical values determined by BlackRock using proprietary or third party valuation models, fair value represents only a good faith approximation of the value of an asset or liability. The fair value of one or more assets or liabilities may not, in retrospect, be the price at which those assets or liabilities could have been sold during the period in which the particular fair values were used in determining a Fund’s NAV. As a result, a Fund’s sale or redemption of its shares at NAV, at a time when a holding or holdings are valued by the 2a-5 Committee at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders and may affect the amount of revenue received by BlackRock with respect to services for which it receives an asset-based fee.

BlackRock and its directors, officers and employees, may buy and sell securities or other investments for their own accounts and may have conflicts of interest with respect to investments made on behalf of a Fund. As a result of differing trading and investment strategies or constraints, positions may be taken by directors, officers and employees of BlackRock that are the same, different from or made at different times than positions taken for the Fund. To lessen the possibility that a Fund will be adversely affected by this personal trading, the Fund, BRIL and BlackRock each have adopted a Code of Ethics in compliance with Section 17(j) of the Investment Company Act that restricts securities trading in the personal accounts of investment professionals and others who normally come into possession of information regarding the Fund’s portfolio transactions. Each Code of Ethics is also available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov, and copies may be obtained, after paying a duplicating fee, by e-mail at publicinfo@sec.gov.

BlackRock will not purchase securities or other property from, or sell securities or other property to, a Fund, except that the Fund may in accordance with rules or guidance adopted under the Investment Company Act engage in transactions with another Fund or accounts that are affiliated with the Fund as a result of common officers, directors, or investment advisers or pursuant to exemptive orders granted to the Funds and/or BlackRock by the Commission. These transactions would be effected in circumstances in which BlackRock determined that it would be appropriate for the Fund to purchase and another client of BlackRock to sell, or the Fund to sell and another client of BlackRock to purchase, the same security or instrument on the same day. From time to time, the activities of a Fund may be restricted because of regulatory requirements applicable to BlackRock and/or BlackRock’s internal policies designed to comply with, limit the applicability of, or that otherwise relate to such requirements. A client not advised by BlackRock would not be subject to some of those considerations. There may be periods when BlackRock may not initiate or recommend certain types of transactions, or may otherwise restrict or limit its advice regarding certain securities or instruments issued by or related to companies for which BlackRock is performing advisory or other services or has proprietary positions. For example, when BlackRock is engaged to provide advisory or risk management services for a company, BlackRock may be prohibited from or limited in purchasing or selling securities of that company on behalf of a Fund, particularly where such services result in BlackRock obtaining material non-public information about the company (e.g., in connection with participation in a creditors’ committee). Moreover, applicable provisions of the Investment Company Act or other regulatory considerations may restrict a Fund or BlackRock from effecting certain portfolio transactions or taking other actions in respect of an investment on behalf of a Fund, including where BlackRock and/or clients advised by BlackRock already have an interest in such issuer or the investment. Similar situations could arise if personnel of BlackRock serve as directors of companies the securities of which the Funds wish to purchase or sell. However, if permitted by applicable law, and where consistent with BlackRock’s policies and procedures (including the necessary implementation of appropriate information barriers), the Funds may purchase securities or instruments that are issued by such companies, are the subject of an advisory or risk management assignment by BlackRock, or where personnel of BlackRock are directors or officers of the issuer.

BlackRock has adopted and implemented policies and procedures that are designed to address potential conflicts that arise in connection with the advisory services BlackRock provides to Funds and other clients. Certain BlackRock advisory personnel may take views, and make decisions or recommendations, that are different than or opposite those of other BlackRock advisory personnel. Certain portfolio management teams within BlackRock may make decisions or take (or refrain from taking) actions with respect to clients they advise in a manner different than or adverse to the decisions made or the actions taken (or not taken) by the Funds’ portfolio management teams. The various portfolio management teams may not share information with each other, including as a result of certain information barriers and other policies, and will not have any obligation or other duty to do so.

BlackRock has established certain information barriers and other policies to address the sharing of information between different businesses within BlackRock, including, effective on or about January 21, 2025, with respect to personnel responsible with managing portfolios and voting proxies with respect to certain index equity portfolios versus those responsible for managing portfolios and voting proxies with respect to all other portfolios. As a result of information barriers, certain units of BlackRock generally will not have access, or will have limited access, to certain information and personnel, including senior personnel, in other units of BlackRock, and generally will not manage the Funds with the benefit of information possessed by such other units. Therefore, BlackRock may not be able to review potential investments for the Funds with the benefit of information held by certain areas of BlackRock.

BlackRock may determine to move certain personnel, businesses, or business units from one side of an information barrier to the other side of the information barrier. In connection therewith, BlackRock personnel, businesses, and business units that were moved will no longer have access to the information and personnel from the side of the information barrier from which they were moved. Information obtained in connection with such changes to information barriers may limit or restrict the ability of BlackRock to engage in or otherwise effect transactions on behalf of the Funds (including purchasing or selling securities that BlackRock may otherwise have purchased or sold for a client in the absence of a change to an information barrier). Information barriers may not have their intended impact due to, for example, changes in applicable law or inadvertent crossings of the barriers, and actions by personnel on one side of a barrier may impact the potential actions of personnel on the other side of a barrier.

Although the information barriers are intended to allow for independent portfolio management decision-making and proxy voting among certain BlackRock businesses, the investment activities of BlackRock for BlackRock clients, as well as BlackRock’s proprietary accounts, may nonetheless limit the investment strategies and rights of other clients (including the Fund). As BlackRock’s assets under management increases, BlackRock clients may face greater negative impacts due to ownership restrictions and limitations imposed by laws, regulations, rules, regulators, or issuers. For example, in certain circumstances where a BlackRock client invests in securities issued by companies that operate in certain industries (e.g., banking, insurance, and utilities) or in certain emerging or international markets, or are subject to regulatory or corporate ownership restrictions (e.g., with mechanisms such as poison pills in place to prevent takeovers), or where a BlackRock client invests in certain futures and derivatives, there may be limits on the aggregate amount invested by BlackRock for its clients and BlackRock’s proprietary accounts that may not be exceeded without the grant of a license or other regulatory or corporate approval, order, consent, relief, waiver or non-disapproval or, if exceeded, may cause BlackRock or its clients to be subject to enforcement actions, disgorgement of share ownership or profits, regulatory restrictions, complex compliance reporting, increased compliance costs or suffer disadvantages or business restrictions. In light of certain restrictions, BlackRock may also seek to make indirect investments (e.g., using derivatives) on behalf of its clients to receive exposure to certain securities in excess of the applicable ownership restrictions and limitations when legally permitted that will expose such clients to additional costs and additional risks, including any risks associated with investing in derivatives. There may be limited availability of derivatives that provide indirect exposure to an impacted security. BlackRock clients can be subject to more than one ownership limitation depending on each client’s holdings, and each ownership limitation can impact multiple securities held by the client. Certain clients or shareholders may have their own overlapping obligations to monitor their compliance with ownership limitations across their investments.

If certain aggregate ownership thresholds are reached either through the actions of BlackRock or a BlackRock client or as a result of corporate actions by the issuer, the ability of BlackRock on behalf of clients to purchase or dispose of investments, or exercise rights (including voting) or undertake business transactions, may be restricted by law, regulation, rule, or organizational documents or otherwise impaired. For example, to meet the requirements of an ownership limitation or restriction, a client may be unable to purchase or directly hold a security the client would otherwise purchase or hold. The limitation or restriction may be based on the holdings of other BlackRock clients instead of the specific client being restricted. For index funds, this means a fund may not be able to track its index as closely as it would if it was not subject to an ownership limitation or restriction because the fund cannot acquire the amount of the impacted security included in its index.

BlackRock on behalf of its clients may limit purchases, sell existing investments, utilize indirect investments, utilize information barriers, or otherwise restrict, forgo, or limit the exercise of rights (including transferring, outsourcing, or limiting voting rights or forgoing the right to receive dividends) when BlackRock, in its sole discretion, deems it appropriate in light of potential regulatory or other restrictions on ownership or other consequences resulting from reaching investment thresholds. These types of restrictions could negatively impact a client’s performance or ability to meet its investment objective.

When BlackRock or a BlackRock client is subject to an ownership limitation, BlackRock may in its discretion seek permission from the applicable issuers or regulators to exceed the limitation. However, there is no guarantee that permission will be granted, or that, once granted, it will not be modified or revoked at a later date with minimal or no notice. The issuer and/or regulator may also require that BlackRock on behalf of itself and its clients take or refrain from taking certain actions in connection with the approval, order, consent, relief or non-disapproval, which BlackRock may accept if it believes the benefits outweigh the costs and may limit BlackRock from taking actions that it otherwise would take. In those circumstances where ownership thresholds or limitations must be observed, BlackRock seeks to allocate limited investment opportunities equitably among clients, taking into consideration benchmark weight and investment strategy. BlackRock may adopt certain controls designed to prevent the occurrence of a breach of any applicable ownership threshold or limits, including, for example, when ownership in certain securities nears an applicable threshold, BlackRock may limit additional purchases in such securities. If client holdings of an issuer exceed an applicable threshold and BlackRock is unable to obtain relief to enable the continued holding of such investments, it may be necessary to reduce these positions to meet the applicable limitations and BlackRock or such client may be subject to regulatory actions. In these cases, the investments will be sold in a manner that BlackRock deems fair and equitable over time.

Ownership limitations are highly complex. It is possible that, despite BlackRock’s intent to either comply with or be granted permission to exceed ownership limitations, it may inadvertently breach a limit or violate the corporate or regulatory approval, order, consent, relief or non-disapproval that was obtained.

In addition to the foregoing, other ownership thresholds may trigger reporting requirements to governmental and regulatory authorities, and such reports may entail the disclosure of the identity of a client or BlackRock’s intended strategy with respect to such security or asset.

BlackRock may maintain securities indices. To the extent permitted by applicable laws, the Funds may seek to license and use such indices as part of their investment strategy. Index based funds that seek to track the performance of securities indices also may use the name of the index or index provider in the fund name. Index providers, including BlackRock (to the extent permitted by applicable law), may be paid licensing fees for use of their index or index name. In instances where BlackRock charges a unitary management fee, BlackRock may have a financial incentive to use a BlackRock index that is less costly to BlackRock than a third party index. BlackRock may benefit from the Funds using BlackRock indices by creating increasing acceptance in the marketplace for such indices. BlackRock is not obligated to license its indices to a Fund and the Funds are under no obligation to use BlackRock indices. Any Fund that enters into a license for a BlackRock index cannot be assured that the terms of any index licensing agreement with BlackRock will be as favorable as those terms offered to other licensees.

BlackRock may enter into contractual arrangements with third-party service providers to a Fund (e.g., custodians, administrators and index providers) pursuant to which BlackRock receives fee discounts or concessions in recognition of BlackRock’s overall relationship with such service providers. BlackRock may also enter into contractual arrangements with such service providers pursuant to which BlackRock incurs additional costs if the service provider’s services are terminated with respect to a Fund. To the extent that BlackRock is responsible for paying service providers out of its fees that it receives from the Funds, the benefits of lower fees, including any fee discounts or concessions, or any additional savings, may accrue, in whole or in part, to BlackRock, which could result in conflicts of interest relating to the use or termination of service providers to a Fund. In addition, conflicts of interest may arise with respect to contractual arrangements with third-party service providers to a Fund, or the selection of such providers, particularly in circumstances where BlackRock is negotiating on behalf of both funds that have a unitary management fee and those that do not or different service providers have different fee structures.

Conflicts of interest may arise as a result of simultaneous investment management of multiple client accounts by the BlackRock’s investment professionals. For example, differences in the advisory fee structure may create the appearance of actual or potential conflicts of interest because such differences could create pecuniary incentives for BlackRock to favor one client account over another.

BlackRock owns or has an ownership interest in certain trading, portfolio management, operations and/or information systems used by Fund service providers. These systems are, or will be, used by a Fund service provider in connection with the provision of services to accounts managed by BlackRock and funds managed and sponsored by BlackRock, including the Funds, that engage the service provider (typically the custodian). A Fund’s service provider remunerates BlackRock for the use of the systems. A Fund service provider’s payments to BlackRock for the use of these systems may enhance the profitability of BlackRock.

BlackRock’s receipt of fees from a service provider in connection with the use of systems provided by BlackRock may create an incentive for BlackRock to recommend that a Fund enter into or renew an arrangement with the service provider.

In recognition of a BlackRock client’s overall relationship with BlackRock, BlackRock may offer special pricing arrangements for certain services provided by BlackRock. Any such special pricing arrangements will not affect Fund fees and expenses applicable to such client’s investment in a Fund.

Present and future activities of BlackRock and its directors, officers and employees, in addition to those described in this section, may give rise to additional conflicts of interest.

Control Persons and Principal Holders of Securities

To the knowledge of the Trust, the following owned of record or beneficially 5% or more of a class of the specified Fund’s shares as of April 1, 2026:

BlackRock Cash Funds: Institutional

Name of Share Class	Name and Address of Shareholder	Percentage of Share Class

SL Agency Shares	ISHARES RUSSELL 2000 ETF (SEC LENDING) C/O BLACKROCK INSTITUTIONAL TRUST COMPANY 400 HOWARD STREET, FOUNDRY SQUARE I San Francisco, CA 94105	12.58%

	ISHARES CORE MSCI EMERGING FUNDS MARKETS ETF (SEC LENDING) C/O BLACKROCK INSTITUTIONAL TRUST COMPANY 400 HOWARD STREET FOUNDRY SQUARE I San Francisco, CA 94105	6.43%

BlackRock Cash Funds: Treasury

Name of Share Class	Name and Address of Shareholder	Percentage of Share Class

Institutional Shares	BOFA SECURITIES, INC. 100 N. TRYON STREET, 34TH FLOOR Charlotte, NC 28255	29.74%

	MAC & CO 500 GRANT ST. RM. 151-1010 Pittsburgh, PA 15258	16.21%

	THE TRUSTEES OF THE UNIVERSITY OF PENNSYLVANIA ATTN: OFFICE OF THE TREASURER 3451 WALNUT STREET, SUITE 737 Philadelphia, PA 19104	8.91%

	D. E. SHAW OCULUS HOLDINGS, LLC TWO MANHATTAN WEST NINTH AVENUE. 52ND FLOOR New York, NY 10001	5.59%

	SEI PRIVATE TRUST COMPANY C/O HSBC 1 FREEDOM VALLEY DRIVE OAKS, PA 19456	5.54%

Name of Share Class	Name and Address of Shareholder	Percentage of Share Class

SL Agency Shares	ISHARES SHORT TREASURY BOND ETF (SEC LENDING) C/O BLACKROCK INSTITUTIONAL TRUST COMPANY 400 HOWARD STREET, FOUNDRY SQUARE I San Francisco, CA 94105	11.73%

	BANK OF NEW YORK MELLON FBO ISHARES CORE S&P SMALL-CAP ETF 240 GREENWICH STREET New York, NY 10007	7.07%

	ISHARES CORE U.S. AGGREGATE BOND ETF (SEC LENDING) C/O BLACKROCK INSTITUTIONAL TRUST COMPANY 400 HOWARD STREET FOUNDRY SQUARE I San Francisco, CA 94105	6.81%

	JPMORGAN CHASE BANK, N.A. FBO ISHARES CORE S&P 500 ETF S 13029 4 CHASE METROTECH CENTER, FLOOR 3 BROOKLYN, NY 11245	6.77%

	ISHARES 7-10 YEAR TREASURY BOND ETF (SEC LENDING) C/O BLACKROCK INSTITUTIONAL TRUST COMPANY 400 HOWARD STREET, FOUNDRY SQUARE I San Francisco, CA 94105	5.02%

For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to “control” such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a Fund, or is identified as the holder of record of more than 25% of a Fund and has voting and/or investment powers, such shareholder may be presumed to control such Fund.

Investment Adviser and Other Service Providers

Investment Adviser. The Funds are feeder funds in a master/feeder structure. As a result each Fund invests all of its assets in a related Master Portfolio of MIP. The Master Portfolios have retained BFA as the investment adviser to manage their assets.

BFA has entered into a sub-advisory agreement with BlackRock International Limited (“BIL” or the “Sub-Adviser”), pursuant to which BFA pays the Sub-Adviser for providing services to BFA, with respect to that portion of Money Market Master Portfolio for which it acts as sub-adviser, a monthly fee at an annual rate equal to a percentage of the management fee paid to BFA under the investment advisory agreement with respect to Money Market Master Portfolio.

Advisory Fees. BFA is entitled to receive monthly fees at the annual rate of 0.10% of each Master Portfolio’s average daily net assets. From time to time, BFA may waive such fees in whole or in part. Any such waiver will reduce the expenses of each Master Portfolio and, accordingly, have a favorable impact on its performance. BFA has contractually agreed to waive a portion of its management fees and accept payment at an annual rate of 0.07% through June 30, 2027 with respect to each Master Portfolio. Pursuant to the investment advisory contract between BFA and MIP on behalf of the Master Portfolios (“Advisory Contract”), BFA furnishes MIP’s Board of Trustees with periodic reports on the investment strategy and performance of the Master Portfolios.

BFA is an indirect majority-owned subsidiary of BlackRock, Inc.

The Advisory Contract is subject to annual approval by (i) MIP’s Board of Trustees or (ii) the vote of a majority (as defined in the 1940 Act) of the outstanding voting interests of such Master Portfolio, provided that in either event the continuance also is approved by a majority of MIP’s Independent Trustees, by a vote cast in person at a meeting called for the purpose of voting on such approval. The Advisory Contract is terminable without penalty, on 60 days’ written notice, by either party. The Advisory Contract will terminate automatically, as to the relevant Master Portfolio, in the event of its assignment (as defined in the 1940 Act).

For the past three fiscal years, the related Master Portfolio of each Fund paid to BFA the following management fees, net of waivers and/or offsetting credits:

	Fiscal Year Ended December 31,
Master Portfolio	2023	2024	2025

Money Market Master Portfolio	$48,909,418	$48,474,837	$54,266,040

Treasury Money Market Master Portfolio	$14,915,434	$16,807,012	$15,279,269

For the past three fiscal years, BFA waived the following management fees with respect to the Master Portfolios in which the Funds invest:

	Fiscal Year Ended December 31,
Master Portfolio	2023	2024	2025

Money Market Master Portfolio	$21,092,827	$20,898,199	$23,395,473

Treasury Money Market Master Portfolio	$6,477,141	$7,298,056	$6,618,743

The fees and expenses of the Independent Trustees of MIP, counsel to the Independent Trustees of MIP, and the independent registered public accounting firm that provides audit services in connection with the Master Portfolios (collectively referred to as the “MIP Independent Expenses”) are paid directly by the Master Portfolios. Each of BAL and BFA, as applicable, has contractually undertaken to reimburse or provide an offsetting credit to each Master Portfolio for such MIP Independent Expenses through June 30, 2027.

For the past three fiscal years, BFA provided an offsetting credit for MIP Independent Expenses, in the amounts shown, against management fees paid by the Master Portfolios in which the Funds invest:

	Fiscal Year Ended December 31,
Master Portfolio	2023	2024	2025

Money Market Master Portfolio	$307,179	$287,627	$323,911

Treasury Money Market Master Portfolio	$197,583	$221,785	$164,630

Administrator. The Trust has engaged BAL to provide certain administration services to the Funds. Pursuant to an Administration Agreement with the Trust, BAL and its affiliates provide as administration services, among other things: supervision of the administrative operation of the Trust and the Funds, provision of management reporting and treasury administration services, financial reporting, legal and tax services, and preparation of proxy statements and shareholder reports for the Funds. BAL and its affiliates also furnish office space and certain facilities required for conducting the business of the Trust together with all other administrative services that are not being furnished by BFA. BAL and its affiliates also pay the compensation of the Trust’s Trustees who are not Independent Trustees and of officers and employees who are affiliated with the Trust. For providing such services, BAL is entitled to a monthly fee at an annual rate of 0.02% of each Fund’s average daily net assets attributable to SL Agency Shares.

BAL has agreed to bear all costs of the Master Portfolios’ and MIP’s operations, other than brokerage expenses, management fees, distribution plan expenses, MIP Independent Expenses, litigation expenses, taxes or other extraordinary expenses. Expenses attributable only to the Master Portfolios will be charged only against the assets of the Master Portfolios. General expenses of MIP will be allocated among its portfolios in a manner that is proportionate to the net assets of each Master Portfolio, on a transactional basis as the Board of Trustees deems equitable.

BAL is not entitled to compensation for providing administration services to a Master Portfolio for so long as BAL is entitled to compensation for providing administration services to the Fund that invests substantially all of its assets in the Master Portfolio, or BAL or an affiliate receives management fees from the Master Portfolio. Each Fund having multiple classes allocates all expenses of the Master Portfolio, including the Master Portfolio’s management fee, to each share class in proportion to the aggregate net asset value of such class as compared to all classes of the Fund in accordance with the Fund’s multi-class plan under Rule 18f-3 under the 1940 Act.

For the past three fiscal years, the Funds paid the following administration fees to BAL, net of waivers and/or offsetting credits:

	Fiscal Year Ended December 31,
Fund	2023	2024	2025

BlackRock Cash Funds: Institutional	$14,021,220	$13,890,729	$15,557,443

BlackRock Cash Funds: Treasury	$5,489,587	$6,546,787	$5,965,730

For the past three fiscal years, BAL waived the following administration fees with respect to the Funds:

	Fiscal Year Ended December 31,
Fund	2023	2024	2025

BlackRock Cash Funds: Institutional	$0	$0	$0

BlackRock Cash Funds: Treasury	$0	$0	$0

The fees and expenses of the Independent Trustees of the Trust, counsel to the Independent Trustees of the Trust, and the independent registered public accounting firm that provides audit services in connection with the Funds (collectively referred to as the “Independent Expenses”) are paid directly by the Funds. Each of BAL and BFA, as applicable, has contractually undertaken to reimburse or provide an offsetting credit to the Funds for such Independent Expenses through June 30, 2027.

For the past three fiscal years, BAL provided an offsetting credit, in the amounts shown, against administration fees paid with respect to the Funds:

	Fiscal Year Ended December 31,
Fund	2023	2024	2025

BlackRock Cash Funds: Institutional	$10,944	$11,495	$11,493

BlackRock Cash Funds: Treasury	$10,944	$11,494	$11,497

Distributor. BlackRock Investments, LLC (previously defined as the “Distributor”) is the distributor for the Funds’ shares. The Distributor is a registered broker-dealer located at 50 Hudson Yards, New York, NY 10001.

Each Fund has entered into a distribution agreement with the Distributor in connection with the continuous offering of shares of the Fund (the “Distribution Agreement”). The Distribution Agreement obligates the Distributor to pay certain expenses in connection with the offering of shares of the Funds. After the prospectuses, statements of additional information and periodic reports have been prepared, set in type and mailed to shareholders, the Distributor pays for the printing and distribution of these documents used in connection with the offering to dealers and investors. The Distributor also pays for other supplementary sales literature and advertising costs.

Other Payments by the Fund. In addition to shareholder servicing fees that a Fund may pay to Shareholder Servicing Agents of the Fund pursuant to a Shareholder Servicing Plan and fees a Fund pays to its transfer agent, BFA, on behalf of a Fund, may enter into non-Plan agreements with affiliated and unaffiliated brokers, dealers, financial institutions, insurance companies, retirement plan record-keepers and other financial intermediaries (including BlackRock, BRIL and their affiliates, and entities that may also be serving as distribution agents or Shareholder Servicing Agents of the Fund) (collectively, “Service Organizations”) pursuant to which the Fund will pay a Service Organization for administrative, networking, recordkeeping, sub-transfer agency, sub-accounting and/or shareholder services. These non-Plan payments are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a Service Organization or (2) a fixed dollar amount for each account serviced by a Service Organization. The aggregate amount of these payments may be substantial.

Additional Payments by BlackRock. From time to time, BlackRock, BRIL and/or their affiliates (referred to in this section collectively as “BlackRock”) may compensate Service Organizations for the sale and distribution of shares of a Fund, for services to a Fund and its shareholders and/or for data provision or technology support. A Service Organization may perform these obligations itself or may arrange for a third party to perform them. BlackRock may also make payments to Service Organizations as part of an effort to enhance its business relationship with such entities trading on technology platforms. These payments, which are not made pursuant to a Shareholder Servicing Plan or distribution plan or otherwise paid by a Fund, are referred to as “Additional Payments” herein.

Additional Payments are made from BlackRock’s own assets (which may come directly or indirectly from fees paid by a Fund to BlackRock for various services, such as investment advisory services). These payments are not an additional charge to a Fund or its shareholders and do not change the price paid by shareholders for the purchase of a Fund’s shares or the amount a Fund receives as proceeds from such purchases. Additional Payments made to Service Organizations are in addition to any distribution or shareholder servicing fees paid under any Plan of any Fund, any sales charges, commissions or other concessions described in the Prospectuses or this SAI, and any administrative, networking, recordkeeping, sub-transfer agency or sub-accounting fees payable by a Fund. Pursuant to applicable FINRA regulations, the details of certain of these payments, including the Service Organizations receiving such payments in connection with the sale and distribution of Fund shares, are required to be disclosed. While FINRA regulations limit the sales charges that shareholders may bear, there are no limits with regard to the amounts that BlackRock may pay out of its own assets.

Additional Payments may be made as a fixed dollar amount, may be based on the number of customer accounts maintained by a Service Organization, may be based on a percentage of the value of shares sold to, or held by, customers of the Service Organization involved, or may be calculated on another basis.

BlackRock negotiates Additional Payments with each Service Organization on an individual basis. Additional Payments may be different for different Service Organizations, and some Service Organizations may be paid pursuant to more than one of the calculations described above. Not all Service Organizations receive Additional Payments. Sales-based payments primarily create incentives to make new sales of shares of the Fund, and asset-based payments primarily create incentives to retain previously sold shares of the Fund. The level of payments made to these Service Organizations in any year will vary and may be limited to specific Funds or share classes. In certain cases, these payments may be subject to certain minimum payment levels.

The aggregate amount of Additional Payments made by BlackRock may be substantial and may be significant to certain Service Organizations. The categories of Additional Payments listed below are not mutually exclusive. The same Service Organization, or one or more of its affiliates, may receive payments under more than one category of Additional Payments.

A. Distribution and Marketing Support

Additional Payments may be made by BlackRock for distribution and marketing support activities. These payments may take the form of, among other things, “due diligence” payments for a Service Organization’s examination of a Fund; payments for providing extra employee training and information relating to a Fund; fees for access (in some cases on a preferential basis) to the Service Organization’s registered representatives, salespersons or other personnel, including at sales meetings and conferences; “shelf space” payments for placing the Fund on the Service Organization’s platform(s); “listing” fees for the placing of the Fund on a dealer’s list (which may be a preferred or recommended list) of mutual funds available for purchase by its customers or in certain sales programs from time to time; fees for providing assistance in promoting the sale of the Fund’s shares (which may include promotions in communications with the Service Organization’s customers, registered representatives, salespersons and/or other personnel); payments for the sale of shares and/or the maintenance of share balances; transaction fees (also referred to as “ticket charges”); and payments for infrastructure support. These payments normally will not exceed the sum of (a) 0.25% of such year’s Fund sales by that Service Organization, and (b) 0.21% of the assets attributable to that Service Organization invested in a Fund.

B. Shareholder Services

Many Fund shares are owned or held by Service Organizations for the benefit of their customers. In these situations, a Fund may not maintain accounts in the name of the customers, and Service Organizations may perform some of the functions for these customers’ accounts that the transfer agent would have performed if the accounts had been in the customers’ names on the Fund’s books. Such services include sub-accounting services, shareholder servicing and transaction processing services and are sometimes referred to as “recordkeeping,” “sub-transfer agency,” “sub-accounting,” “networking” and/or “administrative” services. Additional Payments may exceed amounts that would be earned on these assets by the transfer agent for the performance of these or similar services. These Additional Payments made by BlackRock are in addition to any transfer agent, shareholder servicing and transaction processing fees paid by a Fund, as applicable.

C. Data Provision and Technology Support

BlackRock may make Additional Payments to Service Organizations for the provision of certain analytical or other data services relating to the Funds, such as statistical information regarding sales of the Funds, or technology support. Such Additional Payments are generally made as a fixed dollar amount, and not based on assets or sales.

D. Service Organizations Receiving Additional Payments

As of the date of this SAI, the Service Organizations listed below, and, in some cases, certain of the Service Organization’s affiliates, may be receiving one or more types of Additional Payments. This list may change over time, and BlackRock may pay Service Organizations or their affiliates additional types of Additional Payments in the future. Please contact your Service Organization to determine whether it or its affiliate currently may be receiving such payments and to obtain further information regarding any such payments.

&Partners

AccuTech Systems Corporation

ADP Broker-Dealer, Inc.

Advisor Credit Exchange, LLC

Advisor Group, Inc.

AE Wealth Management, LLC

Alight Solutions LLC

Allianz Life Financial Services, LLC

Allianz Life Insurance Company of New York

Allianz Life Insurance Company of North America

Altruist Financial LLC

American Enterprise Investment Services, Inc.

American General Life Insurance Company

American United Life Insurance Company

Annuity Investors Life Insurance Company

Argent Institutional Trust Company

Ascensus Broker Dealer Services, Inc.

Ascensus, Inc.

Atomic Brokerage LLC

Avantax Investment Services, LLC

Bancroft Capital LLC

Bank of America, N.A.

Bank of New York Mellon

Barclays Capital Inc.

Benefit Plans Administrative Services, Inc.

Benefit Trust Company

Beta Capital Securities LLC

bfinance US Ltd.

BlackRock Advisors, LLC

BMO Capital Markets Corp.

BNP Paribas

BNP Paribas Investment Partners UK Limited

BNY Mellon, N.A.

BofA Securities, Inc.

BOKF, N.A.

Brighthouse Life Insurance Company

Brighthouse Life Insurance Company of NY

Broadridge Business Process Outsourcing, LLC

Brown Brothers Harriman & Co.

Cabrera Capital Markets, LLC

Capital One, N.A.

Cetera Advisor Networks LLC

Cetera Advisors LLC

Cetera Financial Group

Cetera Financial Specialists LLC

Cetera Investment Services LLC

CF Secured, LLC

Charles Schwab & Co., Inc.

Charles Schwab Trust Bank

Chicago Mercantile Exchange Inc.

CIM Investment Management, Inc.

Citco Securities, LLC

CitiBank, National Association

Citigroup Global Markets, Inc.

Citizens Bank

Citizens Business Bank

CME Shareholder Servicing LLC

CMFG Life Insurance Company

Comerica Bank

Commonwealth Financial Network

Computershare Trust Company

Conduent HR Services, LLC

Delaware Life Insurance Company

Delaware Trust Company

Deutsche Bank AG

Deutsche Bank Trust Company Americas

Digital Retirement Solutions, Inc.

Dunham & Associates Investment Counsel, Inc.

Dynasty Financial Partners LLC

Edward D. Jones & Co., L.P.

Empire Fidelity Investments Life Insurance Company

Empower Annuity Insurance Company of America

Empower Financial Services, Inc.

Empower Life & Annuity Insurance Company of New York

Empower Plan Services, LLC

Envestnet Asset Management, Inc.

Equitable Advisors, LLC

Equitable Life Insurance Company

E*trade Savings Bank

Federal Deposit Insurance Corporation

Fidelity Brokerage Services LLC

Fidelity Investments Institutional Operations Company, Inc.

Fidelity Investments Life Insurance Company

Fifth Third Securities, Inc.

First Allied Securities, Inc.

First Command Financial Planning, Inc.

First Hawaiian Bank

First Republic Bank

First Security Benefit Life Insurance and Annuity Company of New York

First Symetra National Life Insurance Company of New York

First-Citizens Bank & Trust Company

FIS Brokerage & Securities Services LLC

FNEX Capital, LLC

Forethought Life Insurance Company

FSC Securities Corporation

Genworth Life and Annuity Insurance Company

Genworth Life Insurance Company of New York

Global Atlantic Distributors, LLC

Goldman Sachs & Co.

Great Pacific Securities, LLC

Guardian Insurance & Annuity Co., Inc.

Hancock Whitney Bank

Hartford Funds Management Company

Hartford Securities Distribution Company, Inc.

Hazeltree Fund Services, Inc.

Hightower Securities, Inc.

Hilltop Securities Inc.

HSBC Bank USA, N.A.

Huntington Securities, Inc.

Institutional Cash Distributors, LLC

Integrity Life Insurance Company

Interactive Brokers, LLC

Investment Trust of California

J.P. Morgan Institutional Investments Inc.

J.P. Morgan Securities LLC

Jefferies LLC

Jefferson National Life Insurance Company

Jefferson National Life Insurance Company of New York

John Hancock Life Insurance Company (U.S.A.)

John Hancock Life Insurance Company of New York

John Hancock Trust Company

JPMorgan Chase Bank, N.A.

Kestra Investment Services, LLC

Lincoln Financial Advisors Corporation

Lincoln Financial Securities Corporation

Lincoln Life & Annuity Company of New York

Lincoln National Life Insurance Company

Lincoln Retirement Services LLC

Lombard International Life Assurance Company

LPL Financial LLC

M&T Securities Inc.

Manufacturers and Traders Trust Company

Massachusetts Mutual Life Insurance Company

Members Life Insurance Company

Merrill Lynch, Pierce, Fenner & Smith Incorporated

Metavante Corporation

Metropolitan Life Insurance Company

Mid Atlantic Clearing & Settlement Corporation

Midland Life Insurance Company

Minnesota Life Insurance Company

Mischler Financial Group

Mizuho Securities USA Inc.

MML Distributors, LLC

MML Investors Services, LLC

Morgan Stanley & Co. LLC

Morgan Stanley Distribution, Inc.

Morgan Stanley Smith Barney LLC

MUFG Union Bank, National Association

Nassau Life Insurance Company

National Financial Services LLC

National Integrity Life Insurance Company

National Life Insurance Company

Nationwide Financial Services, Inc.

Nationwide Fund Distributors LLC

Nationwide Retirement Solutions

NCB Federal Savings Bank

New England Pension Plan Systems, LLC

New York Life Insurance and Annuity Corporation

Newport Retirement Services, Inc.

Northbrook Bank & Trust Company

Northern Trust Company

Northwestern Mutual Investment Services, LLC

Northwestern Mutual Life Insurance Company

NYLife Distributors LLC

Oppenheimer & Co., Inc.

Orion Advisor Services, LLC

Osaic Wealth, Inc.

Pacific Life & Annuity Company

Pacific Life Insurance Company

Pacific Select Distributors, LLC

Park Avenue Securities LLC

Penserra Securities LLC

Pershing LLC

PFPC Inc.

Piper Jaffray & Co.

PNC Bank, National Association

PNC Capital Markets LLC

PNC Investments LLC

Principal Bank

Principal Life Insurance Company

Protective Life and Annuity Insurance Company

Protective Life Insurance Company

Pruco Life Insurance Company

Pruco Life Insurance Company of New Jersey

Prudential Annuities Distributors, Inc.

Prudential Insurance Company of America

Raymond James & Associates, Inc.

Raymond James Financial Services, Inc.

RBC Capital Markets, LLC

Regions Bank

Reliance Trust Company

Reliastar Life Insurance Company

Reliastar Life Insurance Company of New York

RiverSource Distributors, Inc.

RiverSource Life Insurance Co. of New York

RiverSource Life Insurance Company

SagePoint Financial, Inc.

Sammons Retirement Solutions, Inc.

Sanctuary Wealth Group, LLC

Santander Bank, N.A.

Saturna Trust Company

Securities America, Inc.

Securities Finance Trust Company

Security Benefit Life Insurance Company

Security Financial Resources, Inc.

Security Life of Denver Insurance Company

SEI Private Trust Company

SG Americas Securities, LLC

Silicon Valley Bank

Standard Insurance Company

State Farm Life and Accident Assurance Company

State Farm Life Insurance Company

State Farm VP Management Corp.

State Street Bank and Trust Company

State Street Global Markets, LLC

Stern Brothers & Co.

Stifel, Nicolaus & Company, Incorporated

Summit Brokerage Services, Inc.

SVB Asset Management

Symetra Life Insurance Company

Syntal Capital Partners, LLC

T. Rowe Price Retirement Plan Services, Inc.

Talcott Resolution Life and Annuity Insurance Company

Talcott Resolution Life Insurance Company

TD Ameritrade Clearing, Inc.

TD Ameritrade, Inc.

TD Prime Services (US) LLC

Teachers Insurance and Annuity Association of America

Tigress Financial Partners, LLC

Transamerica Financial Life Insurance Company

Transamerica Life Insurance Company

Treasury Brokerage

Triad Advisors, LLC

Truist Bank

U.S. Bancorp Investments, Inc.

U.S. Bank, National Association

UBATCO & Co.

UBS Financial Services, Inc.

UBS Securities LLC

Ultimus Fund Solutions, LLC

UMB Bank, National Association

United States Life Insurance Company in the City of New York

VALIC Retirement Services Company

Vanguard Group, Inc.

Vanguard Marketing Corporation

Voya Financial Advisors, Inc.

Voya Financial Partners, LLC

Voya Institutional Plan Services, LLC

Voya Insurance and Annuity Company

Voya Investments Distributor, LLC

Voya Retirement Insurance and Annuity Company

Waddell & Reed, Inc.

Wells Fargo Advisors, LLC

Wells Fargo Advisors Financial Network, LLC

Wells Fargo Bank, N.A.

Wells Fargo Clearing Services, LLC

Wells Fargo Investments, LLC

Wells Fargo Securities, LLC

Wilmington Trust, National Association

Woodbury Financial Services, Inc.

ZB, National Association

E. Sponsorship and Other Incentive Payments and Services

In addition to the Additional Payments described above, BlackRock may contribute to various other incentive arrangements to promote the sale of shares, including hosting proprietary and financially sponsoring Service Organizations’ training and educational seminars, conferences, meetings or events. BlackRock may also pay for the travel, meal, lodging and other expenses of Service Organizations and their salespersons or other personnel in connection with educational and sales promotional programs. This compensation is not included in, and is made in addition to, the Additional Payments described above. These payments may be made directly to the Service Organizations or their affiliates, or to a third party vendor, and may vary depending upon the nature of the event or the relationship and are subject to applicable laws and regulations, including the rules of applicable self-regulatory organizations, such as FINRA. BlackRock may pay Service Organizations additional types of incentive compensation in the future to the extent not prohibited by applicable laws or regulations.

Separately, BlackRock has developed proprietary tools, calculators and related interactive or digital content that is made available through the www.BlackRock.com website at no additional cost to Service Organizations. BlackRock configures these tools and calculators and localizes the content for Service Organizations as part of its customary digital marketing support and promotion of the Funds or other BlackRock funds, iShares ETFs and other exchange-traded products.

F. Conflicts

Additional Payments made by BlackRock to a Service Organization or its affiliates or other incentive arrangements may be an important factor in the Service Organization’s willingness to support the sale of a Fund and/or particular share class through its distribution system or to perform services with respect to such Fund. Additional Payments and other incentive arrangements may also be important factors in the Service Organization’s willingness to recommend the BlackRock Fund Complex in general.

BlackRock may be motivated to pay Additional Payments and other incentive compensation to promote the sale of Fund shares to customers of Service Organizations and the retention of those investments by such customers. To the extent Service Organizations sell more shares of a Fund or retain shares of a Fund in their customers’ accounts, BlackRock benefits from the incremental management and other fees paid by the Fund with respect to those assets.

Service Organizations may have financial incentives for recommending a particular Fund, share class or fund complex over another. Service Organizations may charge their customers additional fees in connection with the purchase or redemption of Fund shares or for account-related services which are in addition to the sales and other charges described in the Fund’s Prospectus and this SAI. Such charges may vary among Service Organizations but in all cases will be retained by the Service Organization and will not be remitted to a Fund or BlackRock.

Shareholders should consider whether such incentives exist when evaluating any recommendations from a Service Organization to purchase or sell shares of a Fund and when considering which share class is most appropriate. You should consult with your Service Organization, and review carefully any disclosure by the Service Organization, as to compensation received by it or its affiliates and for more information about the payments described above.

* * *

Accounting Services Provider. State Street Bank and Trust Company (“State Street”) serves as the accounting services provider for the Master Portfolios. State Street maintains the books of account and other financial records (other than those maintained by the Master Portfolios’ custodian); records general ledger entries; calculates daily net income; reconciles activity to the trial balance; calculates and publishes daily net asset value; prepares account balances; and provides such other accounting services as may be required. In connection with its accounting services, State Street also provides certain administration services.

Custodian. State Street has been retained to act as custodian for the Funds and the Master Portfolios and is located at One Congress Street, Suite 1, Boston, Massachusetts 02111-2016. The custodian, among other responsibilities, maintains a custody account or accounts in the name of the Funds and the Master Portfolios; receives and delivers all assets for each Fund and each Master Portfolio upon purchase and upon sale or maturity, and collects and receives all income and other payments and distributions on account of the assets of the Funds and the Master Portfolios.

Transfer and Dividend Disbursing Agent. State Street, located at 1776 Heritage Drive, JAB/3, North Quincy, MA 02171, attn: Quincy Nunnally-Transfer Agency, has also been retained to act as the transfer and dividend disbursing agent for the Funds and the Master Portfolios. For its services as transfer and dividend disbursing agent to the Funds and the Master Portfolios, State Street is paid fees based on the Funds’ and the Master Portfolios’ net assets. State Street is entitled to be reimbursed for out-of-pocket expenses or advances incurred by it in performing its obligations under the Transfer Agency Agreement. BAL has agreed to pay these fees and expenses pursuant to its Administration Agreement with the Trust. In addition, the Transfer Agency Agreement contemplates that State Street will be reimbursed for other expenses incurred by it at the request or with the written consent of the Funds, including, without limitation, any equipment or supplies that the Trust specifically orders or requires State Street to order.

Independent Registered Public Accounting Firm. The Audit Committee of the Trust, which is comprised solely of non-interested Trustees, has selected an independent registered public accounting firm for the Funds that audits the Funds’ financial statements. Please see the inside back cover page of your Fund’s Prospectus for information on your Fund’s independent registered public accounting firm.

Counsel. Ropes & Gray LLP, with offices at 1211 Avenue of Americas, New York, New York 10036.

Determination of Net Asset Value

Pursuant to Rule 2a-7, the Funds must maintain a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average life of 120 days or less, purchase securities having remaining maturities (as defined in Rule 2a-7) of 397 calendar days or less, and invest only in those high-quality securities that are determined by the Investment Adviser to be “eligible securities” under Rule 2a-7. The maturity of an instrument is generally deemed to be the period remaining until the date when the principal amount thereof is due or the date on which the instrument is to be redeemed. However, Rule 2a-7 provides that the maturity of an instrument may be deemed shorter in the case of certain instruments, including certain variable-rate and floating-rate instruments subject to demand features.

BlackRock Cash Funds: Treasury

BlackRock Cash Funds: Treasury’s Master Portfolio uses the amortized cost method to determine the value of its respective securities pursuant to Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price that BlackRock Cash Funds: Treasury would receive if the security were sold. During these periods the yield to a shareholder may differ somewhat from that which could be obtained from a similar fund that uses a method of valuation based upon market prices. Thus, during periods of declining interest rates, if the use of the amortized cost method results in a lower value of BlackRock Cash Funds: Treasury’s portfolio on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from making an investment in the Fund using solely market values, and existing BlackRock Cash Funds: Treasury shareholders would receive correspondingly less income. The converse would apply during periods of rising interest rates.

Pursuant to Rule 2a-7, the Board is required to establish procedures designed to stabilize, to the extent reasonably possible, BlackRock Cash Funds: Treasury’s price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of BlackRock Cash Funds: Treasury’s portfolio holdings, at least daily, and at such other intervals as the Board of Trustees deems appropriate, to determine whether a Fund’s net asset value per share as determined by using available market quotations (or an appropriate substitute which reflects current market conditions) deviates from $1.00 per share based on amortized cost. The extent of any deviation will be examined by the Board of Trustees. If such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, will be initiated. In the event the Board determines that a deviation exists that may result in material dilution or other unfair results to shareholders, the Board will take such corrective action as it regards as necessary and appropriate, such action may include redeeming shares in-kind, selling portfolio securities prior to maturity, reducing or withholding dividends, shortening the average portfolio maturity, reducing the number of outstanding shares without monetary consideration, and utilizing a net asset value per share as determined by using available market quotations.

BlackRock Cash Funds: Institutional

In computing the net asset value of its shares for purposes of sales and redemptions, BlackRock Cash Funds: Institutional’s Master Portfolio values its portfolio securities as described below and the Institutional Fund will quote its net asset value per share to the fourth decimal place (e.g., $1.0000), which net asset value per share is expected to fluctuate from time to time.

Valuation of assets held by BlackRock Cash Funds: Institutional’s Master Portfolio is performed as follows:

Fixed Income Investments. Fixed-income securities for which market quotations are readily available are generally valued using such securities’ current market value. BlackRock Cash Funds: Institutional’s Master Portfolio values fixed-income portfolio securities using the last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by BlackRock Cash Funds:

Institutional’s Master Portfolio’s approved independent third-party pricing services, each in accordance with the Valuation Procedures. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but BlackRock Cash Funds: Institutional’s Master Portfolio may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The amortized cost method of valuation may be used with respect to debt obligations with 60 days or less remaining to maturity unless such method does not represent fair value. Certain fixed-income investments, including asset-backed and mortgage related securities, may be valued based on valuation models that consider the estimated cash flows of each tranche of the issuer, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.

Other Investment Companies. Shares of underlying open-end funds (including money market funds) are valued at NAV. Shares of underlying exchange-traded closed-end funds or other exchange-traded funds will be valued at their most recent closing price.

General Valuation Information. In determining the market value of portfolio investments, BlackRock Cash Funds: Institutional’s Master Portfolio may employ independent third party pricing services, which may use, without limitation, a matrix or formula method that takes into consideration market indexes, matrices, yield curves and other specified inputs and assumptions. This may result in the assets being valued at a price different from the price that would have been determined had the matrix or formula method not been used. The price BlackRock Cash Funds: Institutional’s Master Portfolio could receive upon the sale of any particular portfolio investment may differ from BlackRock Cash Funds: Institutional’s Master Portfolio’s valuation methodology or a price provided by an independent pricing service. As a result, the price received upon the sale of an investment may be less than the value ascribed by BlackRock Cash Funds: Institutional’s Master Portfolio, and BlackRock Cash Funds: Institutional’s Master Portfolio could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. BlackRock Cash Funds: Institutional’s Master Portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers. All cash, receivables and current payables are carried on BlackRock Cash Funds: Institutional’s Master Portfolio’s books at their fair value.

Prices obtained from independent third party pricing services, broker-dealers or market makers to value BlackRock Cash Funds: Institutional’s Master Portfolio’s securities and other assets and liabilities are based on information available at the time BlackRock Cash Funds: Institutional’s Master Portfolio values its assets and liabilities. In the event that a pricing service quotation is revised or updated subsequent to the day on which the BlackRock Cash Funds: Institutional’s Master Portfolio valued such security, the revised pricing service quotation generally will be applied prospectively. Such determination will be made considering pertinent facts and circumstances surrounding the revision.

In the event that application of the methods of valuation discussed above result in a price for a security which is deemed not to be representative of the fair market value of such security, the security will be valued by, under the direction of or in accordance with a method approved by BFA, BlackRock Cash Funds: Institutional’s Master Portfolio’s valuation designee, as reflecting fair value. All other assets and liabilities (including securities for which market quotations are not readily available) held by BlackRock Cash Funds: Institutional’s Master Portfolio (including restricted securities) are valued at fair value as determined in good faith by the Board or BlackRock pursuant to the Valuation Procedures.

Certain of the securities acquired by BlackRock Cash Funds: Institutional’s Master Portfolio may be traded on foreign exchanges or OTC markets on days on which BlackRock Cash Funds: Institutional’s Master Portfolio’s NAV is not calculated. In such cases, the NAV of BlackRock Cash Funds: Institutional’s Master Portfolio’s shares may be significantly affected on days when investors can neither purchase nor redeem shares of BlackRock Cash Funds: Institutional’s Master Portfolio.

Fair Value. When market quotations are not readily available or are believed by the Investment Adviser to be unreliable, BlackRock Cash Funds: Institutional’s Master Portfolio’s investments are valued at fair value (“Fair Value Assets”). Fair Value Assets are valued by the Investment Adviser in accordance with the Valuation Procedures. Pursuant to Rule 2a-5 under the Investment Company Act, the Board of Trustees has designated the Investment Adviser as the valuation designee for the respective funds for which it serves as investment adviser. The Investment Adviser may reasonably conclude that a market quotation is not readily available or is unreliable if, among other things, a security or other asset or liability does not have a price source due to its complete lack of trading, if the Investment Adviser believes a market quotation from a broker-dealer or other source is unreliable (e.g., where it varies significantly from a recent trade, or no longer reflects the fair value of the security or other asset or liability subsequent to the most recent market quotation), or where the security or other asset or liability is only thinly traded or due to the occurrence of a significant event subsequent to the most recent market quotation. For this purpose, a “significant event” is deemed to occur if the Investment Adviser determines, in its reasonable business judgment, that an event has occurred after the close of trading for an asset or liability but prior to or at the time of pricing BlackRock Cash Funds: Institutional’s Master Portfolio’s assets or liabilities, is likely to cause a material change to the last exchange closing price or closing market price of one or more assets or liabilities held by BlackRock Cash Funds: Institutional’s Master Portfolio. On any day the NYSE is open and a foreign market or the primary exchange on which a foreign asset or liability is traded is closed, such asset or liability will be valued using the prior day’s price, provided that the Investment Adviser is not aware of any significant event or other information that would cause such price to no longer reflect the fair value of the asset or liability, in which case such asset or liability would be treated as a Fair Value Asset.

The Investment Adviser’s Rule 2a-5 Committee is responsible for reviewing and approving methodologies by investment type and significant inputs used in the fair valuation of BlackRock Cash Funds: Institutional’s Master Portfolio’s assets or liabilities. In addition, BlackRock Cash Funds: Institutional’s Master Portfolio’s accounting agent assists the Investment Adviser by periodically endeavoring to confirm the prices it receives from all third-party pricing services, index providers and broker-dealers. The Investment Adviser regularly evaluates the values assigned to the securities and other assets and liabilities of BlackRock Cash Funds: Institutional’s Master Portfolio.

When determining the price for a Fair Value Asset, the Investment Adviser will seek to determine the price that BlackRock Cash Funds: Institutional’s Master Portfolio might reasonably expect to receive from the current sale of that asset or liability in an arm’s-length transaction on the date on which the asset or liability is being valued, and does not seek to determine the price BlackRock Cash Funds: Institutional’s Master Portfolio might reasonably expect to receive for selling an asset or liability at a later time or if it holds the asset or liability to maturity. Fair value determinations will be based upon all available factors that the Investment Adviser deems relevant at the time of the determination, and may be based on analytical values determined by the Investment Adviser using proprietary or third party valuation models.

Fair value represents a good faith approximation of the value of an asset or liability. When determining the fair value of an investment, one or more fair value methodologies may be used (depending on certain factors, including the asset type). For example, the investment may be initially priced based on the original cost of the investment or, alternatively, using proprietary or third-party models that may rely upon one or more unobservable inputs. Prices of actual, executed or historical transactions in the relevant investment (or comparable instruments) or, where appropriate, an appraisal by a third-party experienced in the valuation of similar instruments, may also be used as a basis for establishing the fair value of an investment. The fair value or one or more assets or liabilities may not, in retrospect, be the price at which those assets or liabilities could have been sold during the period in which the particular fair values were used in determining BlackRock Cash Funds: Institutional’s Master Portfolio’s NAV. As a result, BlackRock Cash Funds: Institutional’s Master Portfolio’s sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

BlackRock Cash Funds: Institutional’s Master Portfolio’s annual audited financial statements, which are prepared in accordance with accounting principles generally accepted in the United States of America (“US

GAAP”), follow the requirements for valuation set forth in Financial Accounting Standards Board Accounting Standards Codification Topic 820, “Fair Value Measurements and Disclosures” (“ASC 820”), which defines and establishes a framework for measuring fair value under US GAAP and expands financial statement disclosure requirements relating to fair value measurements.

Generally, ASC 820 and other accounting rules applicable to funds and various assets in which they invest are evolving. Such changes may adversely affect BlackRock Cash Funds: Institutional’s Master Portfolio. For example, the evolution of rules governing the determination of the fair market value of assets or liabilities to the extent such rules become more stringent would tend to increase the cost and/or reduce the availability of third-party determinations of fair market value. This may in turn increase the costs associated with selling assets or affect their liquidity due to BlackRock Cash Funds: Institutional’s Master Portfolio’s inability to obtain a third-party determination of fair market value.

Purchase, Redemption and Pricing of Shares

Terms of Purchase and Redemption. The Funds are generally open Monday through Friday and are closed on weekends and are generally closed on all other days that the Fedwire Funds Service (the “Fedwire”) is closed or the primary markets for the Master Portfolios’ portfolio securities (i.e., the bond markets) are closed. The holidays on which both the Fedwire and the primary markets for the Master Portfolios’ portfolio securities are closed currently are: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Memorial Day, Juneteenth, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. The Funds are also closed on Good Friday. On any day that the principal bond markets close early (as recommended by The Securities Industry Financial Markets Association (“SIFMA”)) or the Federal Reserve Bank of Philadelphia or the New York Stock Exchange (“NYSE”) closes early(1), a Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day. Each Fund reserves the right to change the amount of the minimum investment and subsequent purchases in the Fund. An investor’s investment in the Funds and/or other investment vehicles managed or maintained by BFA or its affiliates may be aggregated when determining whether an investor meets a minimum investment amount. The minimum initial investment amounts for the classes of the Funds may be reduced or waived by BFA. Orders received after the applicable deadline for a Fund on any Business Day (or, if the Fund closes early, at such closing time) will be cancelled. In addition, the Funds reserve the right to advance the time by which purchase and redemption orders must be received to be executed on the same business day as permitted by the SEC and applicable law.

To invest by mail, make your check payable to the Fund of your choice and mail it to State Street Bank and Trust Company, Attn: Quincy Nunnally-Transfer Agency, P.O. Box 5493, Boston, Massachusetts 02206. Please include the Fund’s Share Class number and your account number on your check. You will find the numbers on your monthly statements. When a direct buyer purchases Fund shares and then quickly sells (e.g., sells before clearance of the purchase check), the Fund may delay the payment of proceeds for up to ten days to ensure that purchase checks have cleared.

In-Kind Purchases. Payment for shares of the Funds may, at the discretion of BFA, be made in the form of securities that are permissible investments for the Funds and must meet the investment objectives, policies and limitations of the Funds as described in their Prospectus. In connection with an in-kind securities payment, the Funds may require, among other things, that the securities (i) be valued on the day of purchase in accordance with the pricing methods used by the Funds or the Master Portfolios; (ii) are accompanied by satisfactory assurance that the Funds will have good and marketable title to such securities received by them; (iii) are not subject to any restrictions upon resale by the Funds; (iv) be in proper form for transfer to the Funds; and (v) are accompanied by adequate information concerning the basis and other tax matters relating to the securities. All dividends, interest, subscription or other rights pertaining to such securities shall become the property of the Funds engaged in the in-kind purchase transaction and must be delivered to such Fund or

(1)	SIFMA currently recommends an early close for the bond markets on the following dates: May 22, July 2, November 27, December 24 and December 31, 2026 and March 26, 2027. The NYSE will close early on November 27 and December 24, 2026.

Funds by the investor upon receipt from the issuer. Securities acquired through an in-kind purchase will be acquired for investment and not for immediate resale. A Fund immediately will transfer to its Master Portfolio any and all securities received by it in connection with an in-kind purchase transaction, in exchange for interests in such Master Portfolio. Shares purchased in exchange for securities generally cannot be redeemed until the transfer has settled.

Suspension of Redemption Rights or Payment of Redemption Proceeds. The Funds generally remit the proceeds from a sale the same Business Day after receiving a properly executed order to sell. Each Fund can delay payment for one Business Day. A Fund may postpone and/or suspend redemption and payment beyond one Business Day only as follows: (1) for any period during which there is a non-routine closure of the Federal Reserve wire system or applicable Federal Reserve Banks; (2) for any period (a) during which the NYSE is closed other than customary weekend and holiday closings or (b) during which trading on the NYSE is restricted; (3) for any period during which an emergency exists as a result of which (a) disposal of securities owned by a Fund is not reasonably practicable or (b) it is not reasonably practicable for a Fund to fairly determine the net asset value of shares of the Fund; (4) for any period during which the SEC has, by rule or regulation, deemed that (a) trading shall be restricted or (b) an emergency exists; (5) for any period that the SEC may by order permit for your protection; or (6) for any period during which a Fund, as part of a necessary liquidation of the Fund, has properly postponed and/or suspended redemption of shares and payment in accordance with Federal securities laws as discussed below.

If the Board, including a majority of the non-interested trustees, determines either that (1) a Fund has invested, at the end of a business day, less than 10% of its total assets in weekly liquid assets, or (2) in the case of BlackRock Cash Funds: Treasury, such Fund’s calculated NAV per share has deviated from $1.00 or such deviation is likely to occur; then the Board, subject to certain conditions, may in the case of a Fund that the Board has determined to liquidate irrevocably, suspend redemptions and payment of redemption proceeds in order to facilitate the permanent liquidation of the Fund in an orderly manner. If this were to occur, it would likely result in a delay in your receipt of your redemption proceeds.

Declaration of Trust Provisions Regarding Redemptions at Option of Trust. As provided in the Trust’s Declaration of Trust, the Trustees may require shareholders to redeem shares for any reason under terms set by the Trustees, including, but not limited to, the failure of a shareholder to supply a taxpayer identification number if required to do so, or to have the minimum investment required, or to pay when due for the purchase of shares issued to such shareholder.

Portfolio Transactions

Since the Funds invest all of their assets in portfolios of MIP, set forth below is a description of the Master Portfolios’ policies governing portfolio securities transactions.

General. Subject to policies established by the Board of Trustees, BFA is primarily responsible for the execution of a Master Portfolio’s portfolio transactions and the allocation of brokerage. BFA does not execute transactions through any particular broker or dealer, but seeks to obtain the best net results for the Master Portfolio, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution, operational facilities of the firm and the firm’s risk and skill in positioning blocks of securities. While BFA generally seeks reasonable trade execution costs, a Master Portfolio does not necessarily pay the lowest spread or commission available, and payment of the lowest commission or spread is not necessarily consistent with obtaining the best price and execution in particular transactions. The following disclosure provides some more detail regarding the Master Portfolio’s practices regarding Portfolio Transactions. Depending on its investment objective, a Master Portfolio may not engage in some of the transactions described below.

BFA does not consider the provision or value of research, products or services a broker or dealer may provide, if any, as a factor in the selection of a broker or dealer or the determination of the reasonableness of commissions paid in connection with portfolio transactions. BFA does not consider sales of shares of the mutual funds it advises as a factor in the selection of brokers or dealers to execute portfolio transactions for a

Master Portfolio; however, whether or not a particular broker or dealer sells shares of the mutual funds advised by BFA neither qualifies nor disqualifies such broker or dealer to execute transactions for those mutual funds.

A Master Portfolio’s purchase and sale orders for securities may be combined with those of other accounts that BFA manages or advises, and for which it has brokerage placement authority. If purchases or sales of portfolio securities of a Master Portfolio and one or more other accounts managed or advised by BFA are considered at or about the same time, transactions in such securities are allocated among the Master Portfolio and the other accounts in a manner deemed equitable to all by BFA. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as a Master Portfolio is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to a Master Portfolio.

Payments of commissions to brokers who are affiliated persons of the Master Portfolio with respect to the Fund (or affiliated persons of such persons), will be made in accordance with Rule 17e-1 under the 1940 Act.

Each Master Portfolio anticipates that its brokerage transactions involving foreign securities generally will be conducted primarily on the principal stock exchanges of the applicable country. Foreign equity securities may be held by a Master Portfolio in the form of depositary receipts, or other securities convertible into foreign equity securities. Depositary receipts may be listed on stock exchanges, or traded in OTC markets in the United States or Europe, as the case may be. American Depositary Receipts, like other securities traded in the United States, will be subject to negotiated commission rates. Because the shares of each Fund and interests of the Master Portfolios are redeemable on a daily basis in U.S. dollars, each Master Portfolio intends to manage its portfolio so as to give reasonable assurance that it will be able to obtain U.S. dollars to the extent necessary to meet anticipated redemptions. Under present conditions, it is not believed that these considerations will have a significant effect on a Master Portfolio’s portfolio strategies.

Each Master Portfolio may invest in certain securities traded in the OTC market and intends to deal directly with the dealers who make a market in the particular securities, except in those circumstances in which better prices and execution are available elsewhere. Under the 1940 Act, persons affiliated with a Master Portfolio and persons who are affiliated with such affiliated persons are prohibited from dealing with the Master Portfolio as principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the SEC. Since transactions in the OTC market usually involve transactions with the dealers acting as principal for their own accounts, the Master Portfolios will not deal with affiliated persons in connection with such transactions. However, an affiliated person of a Master Portfolio may serve as its broker in OTC transactions conducted on an agency basis provided that, among other things, the fee or commission received by such affiliated broker is reasonable and fair compared to the fee or commission received by non-affiliated brokers in connection with comparable transactions.

OTC issues, including most fixed income securities such as corporate debt and U.S. Government securities, are normally traded on a “net” basis without a stated commission, through dealers acting for their own account and not as brokers. The Master Portfolios will primarily engage in transactions with these dealers or deal directly with the issuer unless a better price or execution could be obtained by using a broker. Prices paid to a dealer with respect to both foreign and domestic securities will generally include a “spread,” which is the difference between the prices at which the dealer is willing to purchase and sell the specific security at the time, and includes the dealer’s normal profit.

Purchases of money market instruments by a Master Portfolio are made from dealers, underwriters and issuers. The Master Portfolios do not currently expect to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a “net” basis with dealers acting as principal for their own accounts without a stated commission. The price of the security, however, usually includes a profit to the dealer. Each Master Portfolio intends to purchase only securities with remaining maturities of 13 months or less as determined in accordance with the rules of the SEC and the policies or investment objectives of the Fund and Master Portfolio. As a result, the portfolio turnover rates of a Master Portfolio will be relatively high. However, because brokerage commissions will not normally be paid with respect to investments made by a money market fund, the turnover rates should not adversely affect the Master Portfolio’s net asset values or net income.

A Master Portfolio will not purchase securities during the existence of any underwriting or selling group relating to such securities of which BFA or any affiliated person (as defined in the 1940 Act) thereof is a member except pursuant to procedures adopted by the Board in accordance with Rule 10f-3 under the 1940 Act. In no instance will portfolio securities be purchased from or sold to BFA or any affiliated person thereof except as permitted by SEC exemptive order or by applicable law.

Portfolio Turnover. Portfolio turnover may vary from year to year, as well as within a year. Because the portfolios of the Funds consist of securities with relatively short-term maturities, the Funds expect to experience high portfolio turnover. A high portfolio turnover rate should not adversely affect the Funds since portfolio transactions ordinarily will be made directly with principals on a net basis and, consequently, the Funds usually will not incur brokerage expenses or excessive transaction costs.

Securities of Regular Broker-Dealers. Neither of the Master Portfolios owned securities of their “regular brokers or dealers” (as defined in the 1940 Act) or their parents as of December 31, 2025, if any portion of such holdings were purchased during the fiscal year ended December 31, 2025, except as disclosed below:

Master Portfolio	Regular Broker-Dealer or Parent	Debt (D)/Equity (E)	Amount (000s)

Treasury Money Market Master Portfolio	Citigroup Hldg Inc	D	$6,757,000

Treasury Money Market Master Portfolio	Wells Fargo Secs LLC	D	$2,300,000

Treasury Money Market Master Portfolio	Barclays PLC	D	$1,010,000

Money Market Master Portfolio	Nomur Try Party	D	$4,530,000

Money Market Master Portfolio	JP Morgan	D	$2,942,405

Money Market Master Portfolio	Barclays PLC	D	$2,796,435

Money Market Master Portfolio	Deutsche Bank	D	$2,002,113

Money Market Master Portfolio	RBC Capital Markets	D	$1,000,000

Money Market Master Portfolio	First Abu Dhabi Bank	D	$526,347

Distributions and Taxes

The following information supplements, and should be read in conjunction with, the section in each Prospectus entitled “Account Information — Federal Taxes.” The Prospectus generally describes the U.S. federal income tax treatment of distributions by the Funds. This section of the SAI provides additional information concerning U.S. federal income taxes. It is based on the U.S. Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. The following discussion does not address any state, local or foreign tax matters.

A shareholder’s tax treatment may vary depending upon his or her particular situation. Except as otherwise noted, this discussion only applies to shareholders who are U.S. persons, i.e., U.S. citizens or residents or U.S. corporations, trusts or estates, and who are subject to U.S. federal income tax and hold Fund shares as capital assets within the meaning of the Internal Revenue Code. Except as otherwise noted, it may not apply to certain types of shareholders who may be subject to special rules, such as partnerships (or other entities treated as partnerships for U.S. federal income tax purposes), insurance companies, tax-exempt organizations, shareholders holding Fund shares through tax-advantaged accounts (such as 401(k) plan accounts or individual retirement accounts (“IRAs”)), financial institutions, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither citizens nor residents of the United States, shareholders holding Fund shares as part of a hedge, straddle or conversion transaction, and shareholders who are subject to the U.S. federal alternative minimum tax.

The Trust has not requested and will not request an advance ruling from the Internal Revenue Service (the “IRS”) as to the U.S. federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the foregoing discussion and the discussions in the Prospectus applicable to each shareholder address only some of the U.S. federal income tax considerations generally affecting investments in the Funds. Prospective shareholders are urged to consult with their own tax advisers and financial planners as to the particular U.S. federal tax consequences to them of an investment in the Funds, as well as the applicability and effect of any state, local or foreign laws, and the effect of possible changes in applicable tax laws.

Qualification as a Regulated Investment Company. Each Fund has elected to be treated, has qualified and intends to continue to qualify each year, as a “regulated investment company” under Subchapter M of the Internal Revenue Code as long as such qualification is in the best interests of the Fund’s shareholders. Each Fund will be treated as a separate entity for U.S. federal income tax purposes. Thus, the provisions of the Internal Revenue Code applicable to regulated investment companies generally will apply separately to each Fund, even though each Fund is a series of a trust. Furthermore, each Fund separately determines its income, gains, losses and expenses for U.S. federal income tax purposes.

In order to qualify as a regulated investment company under the Internal Revenue Code, each Fund must, among other things, derive at least 90% of its annual gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts) and net income derived from an interest in a qualified publicly-traded partnership as defined in Section 851(h) of the Internal Revenue Code. Pursuant to regulations that may be promulgated in the future, the IRS may limit qualifying income from foreign currency gains to the amount of such currency gains that are directly related to a regulated investment company’s principal business of investing in stock or securities. Each Fund must also diversify its holdings so that, at the end of each quarter of each taxable year: (i) at least 50% of the value of its assets consists of (A) cash and cash items (including receivables), U.S. Government securities and securities of other regulated investment companies, and (B) other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of the Fund’s total assets is invested in (A) the securities (other than U.S. Government securities and securities of other regulated investment companies) of any one issuer, (B) the securities (other than the securities of other regulated investment companies) of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses, or (C) the securities of one or more qualified publicly-traded partnerships. The qualifying income and diversification requirements applicable to a Fund may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts and swap agreements.

In addition, each Fund generally must distribute to its shareholders an amount equal to or exceeding the sum of (i) 90% of its “investment company taxable income,” as that term is defined in the Internal Revenue Code (which generally includes, among other things, dividends, taxable interest, and the excess of any net short-term capital gains over net long-term capital losses, as reduced by certain deductible expenses) without regard to the deduction for dividends paid and (ii) 90% of its net tax-exempt income earned in each taxable year. A Fund generally will not be subject to U.S. federal income tax on the investment company taxable income and “net capital gain” (i.e., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. However, if a Fund meets such distribution requirements, but chooses to retain some portion of its investment company taxable income or net capital gain, it generally will be subject to U.S. federal income tax at regular corporate rates on the amount retained. Although dividends generally will be treated as distributed when paid, if a Fund declares a distribution to shareholders of record in October, November or December of one year and pays the distribution by January 31 of the following year, the Fund and its shareholders will be treated as if the Fund paid the distribution by December 31 of the calendar year in which it was declared. Each Fund intends to distribute its net income and gain in a timely manner to maintain its status as a regulated investment company and eliminate fund-level U.S. federal income taxation of such income and gain. However, no assurance can be given that a Fund will not be subject to U.S. federal income taxation.

If, in any taxable year, a Fund fails to qualify as a regulated investment company under the Internal Revenue Code, notwithstanding the availability of certain relief provisions, or fails to meet the distribution requirements described above, the Fund would be taxed in the same manner as an ordinary U.S. corporation without any deduction for distributions to shareholders, and all distributions from the Fund’s earnings and profits (including any distributions of net tax-exempt income and net capital gain) to its shareholders would also be taxable as ordinary income at the shareholder level. To qualify again to be taxed as a regulated investment company in a subsequent year, the Fund may be required to pay an interest charge and penalty to the IRS as well as distribute to its shareholders its earnings and profits attributable to non-regulated investment company years. In addition, if the Fund fails to qualify as a regulated investment company for a period greater than two taxable years, the Fund may be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, to be subject to taxation on such built-in gain recognized for a period of ten years, in order to qualify as a regulated investment company in a subsequent year.

Excise Tax. A 4% non-deductible excise tax will be imposed on each Fund to the extent it fails to distribute during each calendar year (i) at least 98% of its ordinary income (excluding capital gains and losses) for the calendar year, (ii) at least 98.2% of its net capital gain income (generally the excess of net long-term capital gains over net short-term capital losses as adjusted for ordinary losses) for the 12 month period ending on October 31, and (iii) all of its ordinary income and net capital gain income from previous years that was not distributed or subject to tax during such years. Each Fund intends to distribute substantially all of its net income and gains, if any, by the end of each calendar year and, thus, expects not to be subject to the excise tax. However, no assurance can be given that a Fund will not be subject to the excise tax.

Capital Loss Carry-Forwards. Net capital loss carryforwards may be applied against realized capital gains in each succeeding year, until they have been reduced to zero. In the event that the Fund were to experience an ownership change as defined under the Code, the Fund’s loss carryforwards and other favorable tax attributes of the Fund, if any, may be subject to limitation.

Investment through the Master Portfolios. The Funds seek to continue to qualify as regulated investment companies by investing their assets through the Master Portfolios. Each Master Portfolio is treated as a non-publicly traded partnership (or, in the event that a Fund is the sole investor in a Master Portfolio, as disregarded from the Fund) for U.S. federal income tax purposes rather than as a regulated investment company or a corporation under the Internal Revenue Code. Under the rules applicable to a non-publicly traded partnership (or disregarded entity), a proportionate share of any interest, dividends, gains and losses of a Master Portfolio will be deemed to have been realized by (i.e., “passed-through” to) its investors, including the corresponding Fund, regardless of whether any amounts are actually distributed by the Master Portfolio. Each investor in a Master Portfolio will be taxable on such share, as determined in accordance with the governing instruments of the particular Master Portfolio, the Internal Revenue Code and Treasury Regulations. Therefore, to the extent that a Master Portfolio were to accrue but not distribute any income or gains, the corresponding Fund would be deemed to have realized its proportionate share of such income or gains without receipt of any corresponding distribution. However, each of the Master Portfolios will seek to minimize recognition by its investors (such as the Funds) of income and gains without a corresponding distribution. Furthermore, each Master Portfolio’s assets, income and distributions will be managed in such a way that an investor in a Master Portfolio will be able to continue to qualify as a regulated investment company by investing its assets through the Master Portfolio.

Taxation of Fund Investments. In general, if a Fund realizes gains or losses on the sale of portfolio securities, such gains or losses are capital gains or losses. If the Fund has held the disposed securities for more than one year at the time of disposition, such gains and losses generally are treated as long-term capital gains or losses.

If a Fund purchases a debt obligation with original issue discount (“OID”), generally at a price less than its principal amount, such as a zero-coupon bond, the Fund may be required to annually include in its taxable income a portion of the OID as ordinary income, even though the Fund will not receive cash payments for such discount until maturity or disposition of the obligation. A portion of the OID includible in income with respect to certain high-yield corporate debt securities may be treated as a dividend for U.S. federal income tax purposes. Gains recognized on the disposition of a debt obligation (including a municipal obligation)

purchased by a Fund at a market discount, usually at a price less than its principal amount, generally will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term that the Fund held the debt obligation. A Fund generally will be required to make distributions to shareholders representing the OID on debt securities that is currently includible in income, even though the cash representing such income may not have been received by the Fund. Cash to pay such distributions may be obtained from borrowing or from sales of securities held by a Fund which the Fund otherwise might have continued to hold.

If an option granted by a Fund lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund generally will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. If securities are sold by a Fund pursuant to the exercise of a call option granted by it, the Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund will subtract the premium received from its cost basis in the securities purchased.

Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options and futures contracts relating to foreign currency, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Internal Revenue Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount and timing of recognition of the Fund’s income. Under Treasury Regulations that may be promulgated in the future, any such transactions that are not directly related to a Fund’s principal business of investing in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90% income test described above. If the net foreign exchange loss for a year exceeds a Fund’s investment company taxable income (computed without regard to such loss), the resulting ordinary loss for such year will not be deductible by the Fund or its shareholders in future years.

If a Fund enters into a “constructive sale” of any appreciated financial position in stock, a partnership interest, or certain debt instruments, the Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale occurs when a Fund enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract; or (iv) other transactions identified in Treasury Regulations that may be promulgated in the future. The character of the gain from constructive sales will depend upon a Fund’s holding period in the property. Losses from a constructive sale of property will be recognized when the property is subsequently disposed of. The character of such losses will depend upon a Fund’s holding period in the property and the application of various loss deferral provisions in the Internal Revenue Code. Constructive sale treatment does not apply to a transaction if such transaction is closed before the end of the 30th day after the close of the Fund’s taxable year, the Fund holds the appreciated financial position throughout the 60-day period beginning with the day such transaction was closed, and the Fund’s risk of loss with respect to such position is not reduced at any time during such 60-day period.

In addition to the investments described above, prospective shareholders should be aware that other investments made by the Funds may involve sophisticated tax rules that may result in income or gain recognition by the Funds without corresponding current cash receipts. Although the Funds seek to avoid significant non-cash income, such non-cash income could be recognized by the Funds, in which case the Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, the Funds could be required at times to liquidate investments prematurely in order to satisfy their minimum distribution requirements.

Taxation of Distributions. For U.S. federal income tax purposes, a Fund’s earnings and profits, described above, are determined at the end of the Fund’s taxable year and are allocated pro rata to distributions made throughout the entire year in the case of a Fund with a calendar taxable year. In the case of a Fund with a non-calendar taxable year, a Fund’s earnings and profits are allocated first to distributions made on or before

December 31 of the taxable year, and then to distributions made after December 31 of the taxable year. All distributions paid out of a Fund’s earnings and profits (as determined at the end of the year), whether paid in cash or reinvested in the Fund, generally are deemed to be taxable distributions and must generally be reported on each Fund shareholder’s U.S. federal income tax return. Distributions in excess of a Fund’s earnings and profits will first be treated as a return of capital up to the amount of a shareholder’s tax basis in the shareholder’s Fund shares and any such amount in excess of that basis as capital gain from the sale of shares, as discussed below. A Fund may make distributions in excess of earnings and profits to a limited extent, from time to time.

In general, assuming that each Fund has sufficient earnings and profits, distributions from investment company taxable income are taxable as ordinary income. Since each Fund’s income is derived from sources that do not pay “qualified dividend income,” as defined in Section 1(h)(11)(B) of the Internal Revenue Code, distributions from investment company taxable income of the Funds generally will not qualify for taxation at the maximum 20% U.S. federal income tax rate available to individuals on qualified dividend income.

Distributions reported by a Fund as a “capital gain dividend”, if any, will be taxed to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund’s actual net capital gain for the taxable year), regardless of how long a shareholder has held Fund shares. Each Fund will report capital gains dividends, if any, in a written statement furnished to its shareholders. Normally the Funds do not expect to realize or distribute a significant amount of long-term capital gains (if any).

Distributions from each Fund paid to corporate shareholders are not expected to qualify for the dividends-received deductions generally available to corporate taxpayers. The U.S. federal income tax status of all distributions will be reported to shareholders annually.

Some states will not tax distributions made to individual shareholders that are attributable to interest a Fund earned on direct obligations of the U.S. Government if the Fund meets the state’s minimum investment or reporting requirements, if any. Investments in Ginnie Mae or Fannie Mae securities, bankers’ acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities generally do not qualify for tax-free treatment. This exemption may not apply to corporate shareholders.

Sales of Fund Shares. Redemptions are treated as sales for tax purposes and generally are taxable events for shareholders that are subject to tax. In general, if Fund shares are sold, a shareholder will recognize gain or loss equal to the difference between the amount realized on the sale and the shareholder’s adjusted tax basis in the shares. As long as BlackRock Cash Funds: Treasury maintains a constant NAV of $1.00 per share, generally no gain or loss should be recognized upon the sale of shares of BlackRock Cash Funds: Treasury. Because BlackRock Cash Funds: Institutional offers and redeems its shares using a floating NAV, a redeeming shareholder may realize gains and losses because of differences between the NAV at which shares are acquired and the NAV at which shares are redeemed. If a shareholder recognizes gain or loss on the sale of Fund shares, this gain or loss will be long-term capital gain or loss if the shareholder has held such Fund shares for more than one year at the time of the sale. If a shareholder receives a capital gain dividend with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the capital gain dividend. In addition, a shareholder in a money market fund (whether the money market fund has a constant NAV of $1.00 or a floating NAV) may elect to adopt a simplified, aggregate accounting method under which gains and losses can be netted based on computation periods rather than reported separately. Shareholders are urged to consult their tax advisors before deciding to adopt such accounting method.

If BlackRock Cash Funds: Institutional imposes a mandatory or discretionary liquidity fee on share redemptions, the amount that would ordinarily be payable to a redeeming shareholder of the Fund will be reduced, consequently reducing the amount of gain, or increasing the amount of loss, that would otherwise be reportable for income tax purposes. A mandatory liquidity fee or discretionary liquidity fee cannot be separately claimed as a deduction.

Any such mandatory or discretionary liquidity fee will constitute an asset of the imposing Fund and will serve to benefit non-redeeming shareholders. If such fees were distributed to non-redeeming shareholders, the tax treatment would be similar to the tax treatment of distributions described in this section. Such fees may raise the Fund’s NAV, increasing the taxable income or reducing the deductible losses of shareholders that redeem their shares at a later time when such fees are not being charged. If a Fund receives mandatory or discretionary liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time. However, due to a lack of guidance, the tax consequences of such liquidity fees to the Fund and the shareholders is unclear and may differ from that described in this section.

Should a negative interest rate scenario ever occur that causes a government money market fund to have a negative gross yield, the fund may account for the negative gross yield by either using a floating NAV or a reverse distribution mechanism that seeks to maintain a stable NAV of the fund by cancelling shareholders’ shares in the amount of the negative gross yield. Under a reverse distribution mechanism, shareholders in a fund would observe a stable share price but a declining number of shares for their investment. After a cancellation of shares, the basis of eliminated shares would be added to the basis of shareholders’ remaining fund shares, and any shareholders disposing of shares at that time may recognize a capital loss. Dividends, including dividends reinvested in additional shares of a fund, will nonetheless be fully taxable, even if the number of shares in shareholders’ accounts has been reduced as described above. However, due to a lack of guidance regarding the cancellation of shares, the tax consequences of such cancellation of shares to the Fund and the shareholders is unclear and may differ from that described in this section.

Foreign Taxes. Amounts realized by a Fund on foreign securities may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of a Fund’s total assets at the close of its taxable year were to consist of securities of non-U.S. corporations, the Fund would be eligible to file an annual election with the IRS pursuant to which the Fund could pass-through to its shareholders on a pro rata basis foreign income and similar taxes paid by the Fund, which could be claimed, subject to certain limitations, either as a tax credit or deduction by shareholders. However, neither of the Funds expects to qualify for this election.

Federal Income Tax Rates. As of the date of this SAI, the maximum stated individual U.S. federal income tax rate applicable to (i) ordinary income generally is 37%; (ii) capital gain dividends is 20%; and (iii) long-term capital gains generally is 20%. In addition, a 3.8% Medicare tax is imposed on the net investment income (which includes, but is not limited to, interest, dividends and net gain from investments) of U.S. individuals with income exceeding $200,000, or $250,000 if married filing jointly, and of trusts and estates. An individual shareholder also should be aware that the benefits of the favorable tax rates applicable to capital gain dividends and long-term capital gains may be impacted by the application of the alternative minimum tax.

The current corporate U.S. federal income tax rate applicable to ordinary income, capital gain dividends, and long-term capital gains is 21%. Actual marginal tax rates may be higher for some shareholders, for example, through reductions in deductions. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters.

Backup Withholding. The Trust may be required to withhold, subject to certain exemptions, at a rate of 24% (“backup withholding”) on all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to a Fund shareholder, unless the shareholder generally certifies under penalties of perjury that the shareholder’s social security or other “taxpayer identification number” (“TIN”) provided is correct and that the shareholder is not subject to backup withholding, or the IRS notifies the Fund that the shareholder’s TIN is incorrect or that the shareholder is subject to back-up withholding. This tax is not an additional U.S. federal income tax imposed on the shareholder, and the shareholder may claim the tax withheld as a tax payment on his or her federal income tax return, provided that the required information is furnished to the IRS. An investor must provide a valid TIN upon opening or reopening an account. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties.

Tax-Deferred Plans. Shares of the Funds may be available for a variety of tax-deferred retirement and other tax-advantaged plans and accounts, including IRAs, Simplified Employee Pension Plans, Savings Incentive

Match Plans for Employees, Roth IRAs, and Coverdell Education Savings Accounts. Prospective investors should contact their tax advisers and financial planners regarding the tax consequences to them of holding Fund shares through a tax-advantaged plan or account.

Foreign Shareholders. If you are a non-resident alien individual, foreign trust (i.e., a trust other than a trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), foreign estate (i.e., the income of which is not subject to U.S. tax regardless of source) or a foreign corporation (each, a “foreign shareholder”), the Fund’s ordinary income dividends (which include distributions of net short-term capital gains) are generally subject to a 30% U.S. federal income withholding tax, unless a lower treaty rate applies. Certain distributions reported by a Fund as interest-related dividends or short-term capital gains dividends, and paid to a foreign shareholder may be exempt from U.S. federal income withholding tax, provided that the Fund received proper certification of foreign status from the foreign shareholder, and other conditions are met. However, a Fund may choose not to report distributions in this manner. Notwithstanding the foregoing, if such distribution is “effectively connected” with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a permanent establishment) of the recipient foreign shareholder, then the withholding tax and any related exemptions applicable to foreign persons generally will not apply, and the tax, reporting and withholding requirements applicable to U.S. persons will apply.

Subject to the discussion on foreign account tax compliance below, a foreign shareholder’s capital gains realized on a disposition of Fund shares, if any, and capital gain distributions by a Fund, if any, will generally not be subject to U.S. federal income tax withholding, provided that the Fund obtains a properly completed and signed certificate of foreign status, unless: (i) such gains or distributions are “effectively connected” with a U.S. trade or business (or, if an income tax treaty applies, are attributable to a permanent establishment) of the foreign shareholder; or (ii) in the case of an individual foreign shareholder, the shareholder is present in the U.S. for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met. If such capital gains or distributions are “effectively connected” with a U.S. trade or business or are attributable to a U.S. permanent establishment of the foreign shareholder pursuant to an income tax treaty, then the tax, reporting and withholding requirements applicable to U.S. persons apply. If such capital gains or distributions are not “effectively connected” for this purpose, but the foreign shareholder meets the requirements of clause (ii) described above, such gains and distributions will be subject to U.S. federal income withholding tax at a 30% rate (or a lower rate if so provided by an applicable income tax treaty).

If a foreign shareholder is a resident of a foreign country but is not a citizen or resident of the United States at the time of the shareholder’s death, Fund shares will be deemed to be property situated in the United States and will be subject to U.S. federal estate taxes (at current graduated rates of up to 40% of the total value, less allowable deductions and credits). The availability of reduced U.S. estate taxes pursuant to an applicable estate tax convention generally depends upon compliance with the established procedures for claiming the benefits thereof, and may, under certain circumstances, depend upon the foreign shareholder making a satisfactory demonstration to U.S. tax authorities that the shareholder qualifies as a foreign person under U.S. federal income tax laws and the applicable convention. In general, no U.S. federal gift tax will be imposed on gifts of Fund shares made by foreign shareholders.

Foreign shareholders should consult with their tax advisers regarding the tax consequences of an investment in a Fund.

Special rules apply to foreign partnerships and those holding Fund shares through foreign partnerships.

Foreign Account Tax Compliance. A 30% withholding tax is currently imposed on U.S.-source dividends, interest and other income items paid to (i) certain foreign financial institutions and investment funds, and (ii) certain other foreign entities. To avoid withholding, foreign financial institutions and investment funds will generally either need to (a) collect and report to the IRS detailed information identifying their U.S. accounts and U.S. account holders, comply with due diligence procedures for identifying U.S. accounts and withhold tax on certain payments made to noncomplying foreign entities and account holders or (b) if an intergovernmental agreement is entered into and implementing legislation is adopted, comply with the agreement and legislation. Other foreign entities will generally either need to provide detailed information identifying each substantial U.S. owner or certify there are no such owners.

Capital Stock

As of the date of this SAI, the beneficial interests in the Trust are divided into transferable shares of 38 separate and distinct series authorized and established by the Board of Trustees. The number of shares of each series, and class thereof, is unlimited and each share has no par value. The Board of Trustees may, in the future, authorize the issuance of other series representing shares of additional investment portfolios or funds. Except to the extent the 1940 Act expressly grants to shareholders the power to vote on such termination(s), the Trust, or any series (or class) thereof, may be terminated at any time by the Trustees with written notice to the shareholders.

Although the Trust is not required to hold regular annual shareholder meetings, occasional annual or special meetings may be required for purposes such as electing and removing Trustees, approving advisory contracts, and changing a Fund’s fundamental investment policies.

Voting. All shares of the Trust have equal voting rights and will be voted separately by individual series, except: (i) when required by the 1940 Act, shares will be voted in the aggregate and not by individual series; and (ii) when the Trustees have determined that the matter affects the interests of more than one series, then the shareholders of all such affected series will be entitled to vote thereon in the aggregate and not by individual series. The Trustees also may determine that a matter affects only the interests of one or more classes of a series, in which case any such matter will be voted on separately by such class or classes. For example, a change in a Fund’s fundamental investment policy would be voted upon only by shareholders of that Fund. Additionally, approval of a Master Portfolio’s Advisory Contract is a matter to be determined separately by each Master Portfolio. Approval by the shareholders of a Fund is effective as to that Fund whether or not sufficient votes are received from the shareholders of the other investment portfolios to approve the proposal as to those investment portfolios. As used in the Prospectus of each Fund and in this SAI, the term “1940 Act majority,” when referring to approvals to be obtained from shareholders of a Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The term “majority,” when referring to the approvals to be obtained from shareholders of the Trust as a whole, means the vote of the lesser of (i) 67% of the Trust’s shares represented at a meeting if the holders of more than 50% of the Trust’s outstanding shares are present in person or by proxy, or (ii) more than 50% of the Trust’s outstanding shares.

Each share will entitle the holder thereof to one vote for each dollar (and each fractional dollar thereof) of NAV (number of shares owned times NAV per share) of shares outstanding in such holder’s name on the books of the Trust. There shall be no cumulative voting in the election of Trustees. For additional voting information and a discussion of the possible effects of changes to a Master Portfolio’s investment objective or policies on a Fund, as an interestholder in the Master Portfolio, or the Fund’s shareholders, see “Description of the Funds and their Investments and Risks — Master/Feeder Structure” herein.

The Trust may dispense with an annual meeting of shareholders in any year in which it is not required to elect Trustees under the 1940 Act. However, the Trust will hold a special meeting of its shareholders for the purpose of voting on the question of removal of a Trustee or Trustees if requested in writing by the holders of at least 10% of the Trust’s outstanding voting securities, and to assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act.

Dividends and Distributions. Each share of a Fund represents an equal proportional interest in the Fund with each other share and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets attributable to the Fund that are available for distribution, and a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine. Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Trust.

Master Portfolios. MIP is an open-end, series management investment company organized as a Delaware statutory trust on October 20, 1993. MIP’s Declaration of Trust provides that obligations of MIP are not binding upon its Trustees individually but only upon the property of MIP and that the Trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the Trustee’s office.

Interests in each Master Portfolio have voting and other rights generally corresponding to those rights enumerated above for shares of the Funds. MIP also intends to dispense with annual meetings, but is required by Section 16(c) of the 1940 Act to hold a special meeting and assist investor communications under the circumstances described above with respect to the Trust. Whenever a Fund is requested to vote on a matter with respect to its Master Portfolio, the Fund will follow its voting procedures, as described in “Voting” above.

Additional Information on the Funds

The Trust provides annual and semi-annual reports to all shareholders. The annual reports contain information about the Funds, including additional information on performance. Shareholders may obtain a copy of the Trust’s most recent annual or semi-annual reports without charge by calling 1-888-204-3956 (toll-free).

Statements contained in the Prospectus or this SAI as to the contents of any contract or other document referred to herein or in the Prospectus are not necessarily complete and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

No person has been authorized to give any information or to make any representations other than those contained in the Prospectus, this SAI and in the Trust’s official sales literature in connection with the offer of the Trust’s shares and, if given or made, such other information or representations must not be relied upon as having been authorized by the Trust. This SAI does not constitute an offer in any state in which, or to any person to whom, such offering may not lawfully be made.

Financial Statements

The audited financial statements, financial highlights and notes thereto in each Fund’s and related Master Portfolio’s Annual Financial Statements and Additional Information for the fiscal year ended December 31, 2025, as filed with the SEC on Form N-CSR (the “2025 Annual Financial Statements”), are incorporated in this SAI by reference. No other parts of the 2025 Annual Financial Statements are incorporated by reference herein. The 2025 Annual Financial Statements have been audited by PricewaterhouseCoopers LLP. The report of PricewaterhouseCoopers LLP is incorporated herein by reference. Such 2025 Annual Financial Statements have been incorporated herein in reliance upon the report of such firm given their authority as experts in accounting and auditing. Additional copies of each Fund’s and related Master Portfolio’s Annual and Semi-Annual Reports to shareholders and each Fund’s and related Master Portfolio’s Annual and Semi-Annual Financial Statements and Additional Information may be obtained at no charge by telephoning State Street Bank and Trust Company at the telephone number appearing on the front page of this SAI.

APPENDIX A

Open-End Active and Fixed Income Index Fund Proxy Voting Policy

Procedures Governing Delegation of Proxy Voting to Fund Advisers

Effective Date: January 1, 2025

Applies to the following types of Funds registered under the 1940 Act:

☐ Index Equity Mutual Funds and Exchange-Traded Funds

☒ Open-End Active and Fixed Income Index Mutual Funds and Exchange-Traded Funds

☐ Money Market Funds

☐ Closed-End Funds

☐ Other

Objective and Scope

Set forth below is the Open-End Active and Fixed Income Index Fund Proxy Voting Policy.

Policy / Document Requirements and Statements

The Boards of Trustees/Directors (“Directors”) of certain open-end funds (the “Funds”) advised by BlackRock Fund Advisors or BlackRock Advisors, LLC (“BlackRock”), have the responsibility for the oversight of voting proxies relating to portfolio securities of the Funds, and have determined that it is in the best interests of the Funds and their shareholders to delegate the responsibility to vote proxies to BlackRock, subject to the principles outlined in this Policy, as part of BlackRock’s authority to manage, acquire and dispose of account assets, all as contemplated by the Funds’ respective investment management agreements.

BlackRock has adopted the BlackRock Active Investment Stewardship Global Engagement and Voting Guidelines (as from time to time amended, the “Guidelines”) governing proxy voting by active and fixed income index Funds managed by BlackRock. The Guidelines include “climate and decarbonization” guidelines which apply to the Funds listed in Appendix A, if any.

BlackRock will cast votes on behalf of each of the Funds covered by this policy on specific proxy issues in respect of securities held by each such Fund (or may refrain from voting) in accordance with the Guidelines.

Conflicts Management

BlackRock Active Investment Stewardship (“BAIS”) maintains policies and procedures that seek to prevent undue influence on BlackRock’s proxy voting activity and to mitigate material conflicts of interest in the exercise of proxy voting responsibilities. Potential material conflicts, and the resultant potential for undue influence, might be due to a relationship between the investee company (or any shareholder proponent or dissident shareholder) and BlackRock, BlackRock’s affiliates or employees, or a Fund or a Fund’s affiliates. BlackRock has taken certain steps to mitigate potential conflicts, which are outlined in detail in the Guidelines. In mitigating conflicts, BAIS will adhere to the Guidelines.

In certain instances, BAIS will engage an independent third-party voting service provider to make proxy voting recommendations as a further safeguard to avoid potential conflicts of interest, to satisfy regulatory compliance requirements, or as may be otherwise required by applicable law.

With respect to the relationship between securities lending and proxy voting, shares on loan cannot be voted and BlackRock may determine to recall them for voting, as guided by BlackRock’s fiduciary responsibility to act in clients’ financial interests. The Guidelines set forth BlackRock’s approach to recalling securities on loan in connection with proxy voting.

Reports to the Board

BlackRock will report on an annual basis to the Directors on (1) a summary of the proxy voting process as applicable to the Funds covered by this policy in the preceding year together with a representation that all votes were in accordance with the Guidelines and (2) any material changes to the Guidelines, including material changes to conflicts management practices, that have not previously been reported.

Appendix A

BlackRock U.S. Carbon Transition Readiness ETF

BlackRock World ex U.S. Carbon Transition Readiness ETF

BlackRock Active Investment Stewardship

Global Engagement and Voting Guidelines

Effective as of January 2026

OVERVIEW

This document provides high level guidance on how BlackRock Active Investment Stewardship (BAIS) views corporate governance matters that are commonly put to a shareholder vote, or on which investors engage with issuers.1 BAIS works in partnership with BlackRock’s investment teams, excluding index equity2, providing expertise on investment stewardship and engaging with companies alongside and on behalf of those teams when appropriate. The team is responsible for establishing voting guidelines for the active equity platform, providing vote recommendations and operationalizing voting decisions. The guidance informs the voting recommendations BAIS makes to BlackRock’s active portfolio managers. It applies to active equity holdings in BlackRock’s fundamental equity, systematic equity and multi-asset solutions strategies. It also may apply to holdings in BlackRock’s index and active fixed income strategies, to the extent those strategies hold voting securities or conduct issuer engagements. The guidelines are not prescriptive as active portfolio managers have discretion as to how they integrate these guidelines within their investment processes in light of their clients’ or funds’ investment objectives. There are separate, independently developed principles and voting policies that are applied to BlackRock’s index equity investments by a distinct and independent function, BlackRock Investment Stewardship.

INTRODUCTION TO BLACKROCK

BlackRock’s mission is to help more people invest better. The money BlackRock manages is not its own — it belongs to BlackRock’s clients, many of whom make their own asset allocation and portfolio construction decisions. As a fiduciary, BlackRock invests on clients’ behalf to help them meet their investment objectives. The firm does this by understanding clients’ long-term investment objectives and offering choice on how and where they wish to invest their money. BlackRock then helps clients seek the best risk-adjusted returns based on those choices, underpinning this work with research, data and analytics.

At BlackRock, investment stewardship is core to our role as an asset manager and a fiduciary to our clients. As stewards of our clients’ assets, we engage with companies to discuss the corporate governance and business practices that, in our experience, support companies in delivering durable, risk-adjusted financial returns over time. We are committed to building strong relationships through constructive, ongoing dialogue with the boards and executive management of the companies in which our clients are invested.

ABOUT BLACKROCK ACTIVE INVESTMENT STEWARDSHIP

BlackRock Active Investment Stewardship (BAIS) is a specialist team within the Portfolio Management Group and manages BlackRock’s stewardship engagement and voting on behalf of clients invested in active strategies globally. BAIS is also responsible for engagement with issuers in index fixed income strategies, where appropriate. Our activities are informed by these Global Engagement and Voting Guidelines (the “Guidelines”) and insights from active investment analysts and portfolio managers, with whom we work closely in engaging companies and voting at shareholder meetings.

Engagement with public companies is the foundation of our approach to stewardship within fundamental active investing.3 Through direct dialogue with company leadership, we seek to understand their businesses and how they manage risks and opportunities to deliver durable, risk-adjusted financial returns. Portfolio managers and stewardship specialists may engage jointly or independently on material corporate governance matters. Our discussions focus on topics relevant to a company’s success over time, including governance and leadership, corporate strategy, capital structure and financial performance, operations and material sustainability-related risks, as well as macro-economic, geopolitical and sector dynamics. We aim to be constructive investors and are generally supportive of management teams that have a track record of financial value creation. We aim to build and maintain strong relationships with company leadership based on open dialogue and mutual respect.

[1]

This document includes BAIS’ benchmark policy, which covers nearly all active equity holdings in BlackRock’s fundamental equity, systematic equity and multi-asset solutions strategies. The benchmark policy also may apply to holdings in BlackRock’s index and active fixed income strategies, to the extent those strategies hold voting securities or conduct issuer engagements. This document also includes BAIS’ decarbonization policy, which covers holdings in BlackRock active funds that have climate and decarbonization objectives in addition to financial objectives.

[2]

BlackRock segmented active and index equity investment functions, including stewardship, in January 2025 as part of a strategic initiative to unlock the full breadth of the firm’s active and private markets capabilities for clients. As a result, there are two stewardship teams, which operate independently of one another and have separate voting policies.

[3]

On February 11, 2025, the U.S. Securities and Exchange Commission (SEC) staff issued updated guidance for shareholders to maintain their eligibility to report their beneficial ownership under Schedule 13G of the Exchange Act. We comply fully with these requirements and do not engage with portfolio companies for the purpose, or with the effect, of changing or influencing control of the company.

Different active equity strategies may implement these voting guidelines differently, as a result of the latitude each portfolio manager has to make independent voting decisions on their holdings. For example, BAIS will generally vote the holdings in Systematic Active Equity portfolios in accordance with these guidelines. We provide voting recommendations to fundamental equity portfolio managers, who may determine to vote differently based on each portfolio’s investment objectives and strategy.

These guidelines discuss BAIS’ views on corporate governance topics on which we may engage with management teams and board directors4 and on matters that routinely come to a shareholder vote. We recognize that accepted corporate governance norms can differ across markets, and believe these guidelines represent globally applicable elements of governance that support a company’s ability to manage material risks and opportunities and deliver financial returns to investors. Generally, we believe companies should observe accepted corporate governance norms within their local markets or, particularly in markets without well-established norms, aspire to widely recognized international best practices. As one of many minority shareholders, BlackRock cannot — and does not try to — direct a company’s strategy or its implementation. We look to companies to provide disclosures that explain how their approach to corporate governance best aligns with the financial interests of their investors.

OUR APPROACH TO STEWARDSHIP WITHIN ACTIVE EQUITIES

Voting at a company’s shareholder meeting is a right of share ownership and a core principle of corporate governance. The voting rights attached to clients’ holdings are an important mechanism for investors to express support for, or concern about, a company’s performance. As a fiduciary, BlackRock is legally required to make proxy voting determinations, on behalf of clients who have delegated voting authority to us, in a manner consistent with BlackRock’s contractual arrangements with clients and funds.

In general, we tend to support the recommendations of the board of directors and management. As indicated below, we may vote against management recommendations when we have concerns about how companies are serving the financial interests of our clients as their shareholders. BAIS takes a globally consistent approach to voting but considers the different corporate governance regulations and norms across markets. Votes are determined on a case-by-case basis, in the context of a company’s situation and the investment mandate we have from clients. Please see page 19 for more information about how we fulfill and oversee our investment stewardship responsibilities for BlackRock’s non-index equity strategies.5

OUR APPROACH TO STEWARDSHIP WITHIN FIXED INCOME

Although fixed income investors do not have the right to vote at shareholder meetings, issuer engagement is a component of fixed income investment strategies at BlackRock, particularly for those with sustainability objectives in addition to financial objectives. Most corporate governance-related fixed income engagements are undertaken in conjunction with the active investment stewardship team, and often active equity investors. In addition to the topics listed below, engagement with fixed income investment teams may help inform an issuer’s approach to structuring specialist issuances and the standard terms and information in bond documentation.

BOARDS OF DIRECTORS

Roles and responsibilities

There is widespread consensus that the foundation of good corporate governance is an effective board of directors that is able to advise and supervise management in an independent and objective manner.6

We look to the board of directors (hereafter the “board”) to have an oversight role in the establishment and realization of a company’s strategy, purpose and culture. These constructs are interdependent and, when aligned, can better position a company to be resilient in the face of a changing business environment, help reduce the risks of corporate or employee misconduct, and attract and retain the caliber of workers necessary to deliver financial performance over time.

[4]	References to the board, board directors or non-executive directors should be understood to include supervisory boards and their members, where relevant.
[5]

Non-index equity strategies include active equity holdings in BlackRock’s fundamental equity, systematic equity and multi-asset solutions strategies, as well as holdings in BlackRock’s index and active fixed income strategies, to the extent those strategies hold voting securities or conduct issuer engagements.

[6]	See the Corporate Governance Codes of Germany, Japan, and the UK, as well as the corporate governance principles of the US Business Roundtable as examples.

In overseeing the management of the company, the board ensures the necessary resources, policies and procedures are in place to help management meet its strategic objectives within an agreed risk tolerance.

One of the most important responsibilities of the board is to appoint, and remove as necessary, the chief executive officer (“CEO”). In addition, the board plays a meaningful role in monitoring the performance of the CEO and other key executives, determining executive compensation, ensuring a rigorous audit, overseeing strategy execution and risk management and engaging with shareholders, and other stakeholders, as necessary.

Composition and effectiveness

Appointment process

A formal and transparent process for identifying and appointing director candidates is critical to ensuring the board is composed of directors with the appropriate mix of skills and experience. Generally, the board or a sub-committee determines the general criteria given the company’s circumstances (e.g., sector, maturity, geographic footprint) and any additional criteria for a specific role being filled (e.g., financial expertise, industry track record). To inform the process, we encourage companies to review the skills and experience of incumbent directors to identify any gaps and whether the skills and experience of a director candidate would be additive. We welcome disclosures that explain how the board considered different skills and experience to ensure that the directors collectively can be effective in fulfilling their responsibilities. We assess a company’s board composition against that of its peer group and local market requirements.

Shareholders periodically vote to elect directors to serve on the board. We do not prescribe any particular board composition in our engagements or voting but seek to understand how well placed a board is to act in investors’ interests. We may vote against the election of the most senior independent director, or the chair of the relevant committee, where a company has not demonstrated it has an appointment process that results in a high functioning board with the appropriate complement of skills and experience amongst the directors to support strong financial performance over time. We may vote against newly nominated directors who do not seem to have the appropriate skills or experience to contribute to the board’s effectiveness.

Independence

Director independence from management, significant shareholders or other stakeholders (e.g., government or employees) is of paramount importance to the protection of the interests of minority shareholders such as BlackRock’s clients. We consider it good practice for at least half the directors to be independent and free from conflicts of interest or undue influence.7 This also helps to ensure that board committees are composed of a sufficient number of independent directors. Companies domiciled in markets with a higher threshold for board independence should meet those local requirements.

We may vote against the election of non-independent directors if the board does not have a sufficient balance of independence. We may also vote against the election of the chair of the committee responsible for board composition if this is a perennial issue.

Independent board leadership

Practices across markets differ, as do board structures, but we observe two main approaches to independent board leadership. One is a non-executive, independent chair of the board who is responsible for leading the board in the effective exercise of its duties. The other is a lead or senior independent director, who is responsible for coordinating with the other non-executive directors and working closely with the executive chair on the board agenda and other board procedures. In this case, the executive chair and the lead independent director work together to ensure the board is effectively fulfilling its responsibilities. In our view, the independent leader of the board, and/or the chair of a relevant committee, should be available to investors to discuss governance matters such as CEO succession, executive pay, and board performance. We look to boards to explain their board leadership model and how it serves the interests of shareholders.

We may vote against the election of the chair of the committee responsible for board composition if there is not an identified independent leader of the board with clear responsibilities for board performance. We may vote against the most senior independent director if the board has a policy of not engaging with shareholders.

[7]

Common impediments to independence may include but are not limited to: current or recent employment at the company or a subsidiary; being, or representing, a shareholder with a substantial shareholding in the company; interlocking directorships; lengthy tenure, and having any other interest, business, or other relationship which could, or could reasonably be perceived to, materially interfere with a director’s ability to act in the best interests of the company and shareholders.

Tenure and succession

In our view, it is good practice for boards to establish the length of time a director would normally be expected to serve, in line with market norms where those exist. We find it helpful when companies disclose their approach to director tenure particularly around the contributions of directors who have served for longer periods than typically provided for under local practice. In our experience, long-serving directors could become less independent given their long-term relationship with management and involvement in past board decisions.

Succession planning for board roles helps achieve the appropriate cadence of turnover that balances renewal through the regular introduction of directors with fresh perspectives and expertise with continuity through the retention of directors with long-term knowledge of the board and company.

In markets where there is not specific director tenure guidance from regulation or corporate governance best practices, we may vote against the election of the chair of the committee responsible for board composition if a company does not clearly disclose its approach to director tenure and board renewal. We may vote against the election of directors who have served for more years than is typical in markets with specific guidance, where the case for their continued service is not evident.

Capacity

To be effective and engaged, directors need to have the time and energy to commit to the role. In our view, an effective board will assess the ability of its members to maintain an appropriate focus on board matters and the company taking into consideration competing responsibilities. We recognize that board leadership roles vary across markets in responsibilities and required time commitment but note that they are generally more intensive than a standard directorship. We will take local norms and practices into consideration when making our voting determinations across markets.

We may vote against the election of directors who do not seem to have sufficient capacity to effectively fulfil their duties to the board and company.

Director elections

Regular election of directors, ideally annually, supports director accountability to shareholders. A classified board structure8 may be justified by a company when it needs consistency and stability during a time of transition, or on the basis of its business model (e.g., a non-operating company such as closed-end funds).

Shareholders should have the opportunity to evaluate nominated directors individually rather than in bundled slates. We look to companies to provide sufficient information on each director standing for election so that shareholders can assess their capabilities and suitability. We will generally not support the election of directors whose names and biographical details have not been disclosed sufficiently in advance of the shareholder meeting.

Each director’s appointment should be dependent on receiving a simple majority of the votes cast at the shareholder meeting. Where a company’s practices differ, we look to the board to provide a detailed explanation as to how its approach best serves investors’ interests.

We may vote for shareholder or management proposals seeking to establish annual election of directors and/or a simple majority vote standard for director elections. We may vote against all the directors standing for election as part of a single slate if we have concerns about the profile or performance of an individual director.

Committees

Many boards establish committees to focus on specific responsibilities of the board such as audit and risk, governance and human capital, and executive compensation, amongst other matters. We do not prescribe to companies what committees they should establish, but we seek to understand the board’s rationale for the committee structure it determines is appropriate. We note that, in some markets, regulation requires such committees. The responsibilities of each committee should be clear, and the board should ensure that all critical matters are assigned either to the full board or to one of the committees. It is helpful to investor

[8]	A classified board divides the directors into classes with different overlapping terms. As a result, only one class of directors stands for election in any one year.

understanding when the board discloses the structure, membership, proportion of independent directors, and responsibilities of each committee. The responsibilities we typically see assigned to the three most common committees include:

•

Audit and risk — oversight responsibilities for the integrity of financial reporting, risk management and compliance with legal and regulatory requirements; may also play an oversight role in relation to the internal audit function and whistleblowing mechanisms.

•

Nominating, governance and human capital — oversight responsibilities for corporate governance principles and practices of the company, including the periodic review of board performance; responsibility for succession planning for CEO and key board roles, as well as the director appointment process; may also have oversight responsibilities for human capital management strategies, including corporate culture and purpose.

•

Executive compensation — determines the compensation policies and programs for the CEO and other executive officers, approves annual awards and payments under the policies; may also have oversight responsibilities for firm-wide compensation policies.

We may vote against the election of the chair of the committee or other directors serving as committee members to convey concerns about how a committee has undertaken its responsibilities. We may vote against the election of the most senior non-executive director if there is not a clearly disclosed approach to board committees.

Board and director evaluation

We consider it best practice for companies to conduct an annual review of the performance of the board, the committees, the chair and individual directors. Periodically, this review could be undertaken by an independent third party able to bring objective perspectives to the board on governance and performance. We encourage companies to disclose their approach to and the objectives of evaluations, including any changes made to the board’s approach as a result.

Access to independent advice

To support the directors in effectively fulfilling their duties to the company and shareholders, they should have access to independent advice. In certain circumstances, it may be helpful to boards to retain independent third parties to advise on critical matters. These might include new industry developments such as emergent and disruptive technology, operating events with material consequences for the company’s reputation and/or performance, or significant transactions. Board committees may similarly retain third parties to advise them on specialist matters such as audit, compensation and succession planning.

EXECUTIVE COMPENSATION

Boards play an important role in establishing compensation arrangements that enable the company to recruit, retain and reward the caliber of executive management necessary to lead and operate the company to deliver superior financial returns over time. We focus on alignment between variable pay and a company’s financial performance.

Generally, executive compensation arrangements have four components: base salary, annual bonus that rewards performance against short-term metrics, incentives — most often share-based- that reward performance against long-term metrics, and pensions and benefits. In our observation, base salary, pensions and benefits are largely set relative to market norms and benchmarks. The annual bonus and share-based incentive, or variable pay plans, tend to be tailored to the company, its sector and long-term strategy, as well as the individuals the board is seeking to recruit and motivate.

Recognizing the unique circumstances of each company, we determine whether to support a company’s approach to executive compensation on a case-by-case basis. We rely on companies providing sufficient quantitative and qualitative information in their disclosures to enable shareholders to understand the compensation arrangements and assess the alignment with investors’ interests. Features we look for in compensation arrangements include:

•	Fixed pay components, including base salary, benefits and prerequisites that are appropriate in the context of the company’s size, sector and market.

•	Variable pay subject to performance metrics that are closely linked to the company’s short- and long-term strategic objectives.

•	Long-term incentives that motivate sustained performance across a multi-year period.

•

A balance between fixed and variable pay, short- and long-term incentives, and specific instruments (cash and equity awards) that promotes pay program durability and seldom necessitates one-off, discretionary payments.

•	Pay outcomes that are consistent with the returns to investors over the relevant time period.

•	Board discretion, if allowed within the variable pay arrangements, to be used sparingly, responsibly and transparently.

•

A requirement, that participants in long-term share-based incentive plans build a meaningful shareholding in the company within a defined time period, as determined by the board or relevant board committee.

•	Change of control provisions that appropriately balance the interests of executives and shareholders.

•

Clawback or malus provisions that allow the company to recoup or hold back variable compensation from individuals whose awards were based on fraudulent activities, misstated financial reports, or executive misconduct.

•	Severance arrangements that protect the company’s interests but do not cost more than is contractual.

We may vote against proposals to introduce new share-based incentives, approve existing policies or plans, or approve the compensation report where we do not see alignment between executive compensation arrangements and our clients’ financial interests. When there is not an alternative, or where there have been multi-year issues with compensation misaligned with performance, we may vote against the election of the chair of the responsible committee, or the most senior independent director.

NON-EXECUTIVE DIRECTOR COMPENSATION

Companies generally pay non-executive directors an annual retainer or fee in cash, shares or a combination of the two. Some companies also pay additional fees for service on board committees or in board leadership roles. We do not support non-executive directors participating in performance-based incentive plans as doing so may create a conflict of interest and undermine their independence from management, whom they oversee.

CAPITAL STRUCTURE

Boards are responsible for ensuring senior executive leadership has established a capital strategy that achieves appropriate capital allocation in support of long-term financial resilience.

Where company practices diverge from those set out below, we look for companies to disclose why they view these practices to be aligned with shareholders’ interests. We may vote against management proposals seeking capital-related authorities, or the election of the most senior independent director, if we have concerns about a company’s approach. We may also support a shareholder proposal seeking conversion of shares with differentiated voting rights to a one-share, one-vote standard.

Share issuance

We assess requests for share issuance for particular transactions on a case-by-case basis. We will generally support authorities to issue shares when subject to pre-emptive rights, and up to 20% absent pre-emptive rights. We consider it good practice for companies to seek regular approval of these authorities to allow shareholders to take into consideration how prior authorities were used, as well as the current circumstances of the company and the market environment.

Share buybacks

We assess share buyback proposals in the context of the company’s disclosed capital management strategy and management’s determination of the appropriate balance between investment that supports the long-term growth of the company and returning cash to investors. We also take into consideration the effect of a buyback program on the company’s balance sheet and executive compensation arrangements and the price at which shares are repurchased relative to market price. We consider it good practice for companies to seek regular approval of these authorities to allow shareholders to take into consideration how prior authorities were used, as well as the current circumstances of the company and the market environment.

Dividends

We generally defer to management and the board on dividend policy but may engage to seek further clarification where a proposed dividend appears out of line with the company’s financial position.

Differentiated voting rights

We prefer companies to adopt a one-share, one-vote structure for share classes with the same economic exposure. Certain companies, particularly those new to public markets, could make the case to adopt a differentiated voting rights structure, or dual class stock. In those situations, we encourage companies to evaluate and seek approval for their capital structure on a periodic basis.

TRANSACTIONS AND SPECIAL SITUATIONS

We monitor developments in transactions and special situations closely and undertake our own detailed analyses of proposals.

Mergers and acquisitions

We evaluate proposed mergers or acquisitions by assessing the financial outcome for our clients as minority shareholders. Management should provide an assessment of the proposed transaction’s strategic and financial rationale, along with its execution and operational risks. We review each transaction independently based on these factors and the degree to which the transaction enhances shareholder value. The board might consider establishing an ad hoc transaction committee to undertake an independent assessment of a significant merger or acquisition, in advance of making its recommendation to shareholders.

We will vote against transactions that, in our assessment, do not advance our clients’ financial interests.

Anti-takeover defenses

In principle, we do not support companies using anti-takeover defenses, also known as poison pills or shareholder rights plans, as they can entrench management and boards which have not delivered long-term shareholder value. By exception, a poison pill may be supported if its purpose is to delay a takeover that is considered sub-optimal and enable management to seek an improved offer. Similarly, management could make the case to use a poison pill to block a shareholder activism campaign that may be counter to the interests of other investors. Defense mechanisms introduced in these circumstances should be limited in term and threshold, and also be closely monitored by the independent members of the board. We consider it good practice for companies to put to a shareholder vote any mechanisms expected to be in place for more than 12 months.

Shareholder activism

When companies are the focus of an activism campaign, we may communicate with the activist to understand their analysis and objectives, once they have publicly disclosed their campaign. We may also engage with company management and possibly board members, especially those the activist may be seeking to replace. In our assessment, we evaluate various factors, including the concerns raised by the activist and the case for change; the quality of both the activist’s and management’s plans; and the qualifications of each party’s candidates. We evaluate each contested situation by assessing the potential financial outcome for our clients as minority shareholders.

We may support board candidates nominated by a shareholder activist if BAIS, in its independent judgment, or the relevant portfolio manager has determined that there is a case for change to enhance shareholder value, or if the incumbent board members do not demonstrate the relevant skills and expertise or have a poor track record of protecting shareholders’ interests.

Significant shareholders and related party transactions

Boards of companies with affiliated shareholders or directors should give equitable consideration to the interests of all shareholders when evaluating related party transactions.

We consider it good practice for transactions with related parties, such as significant shareholders or companies affiliated with the public company, to be disclosed in detail and conducted on terms similar to what would objectively have been agreed with a non-related party. In our view, such transactions should be reviewed and approved by the independent members of the board, and if voted on, only disinterested shareholders should vote.

CORPORATE REPORTING, RISK MANAGEMENT AND AUDIT

Investors depend on corporate reporting, both regulatory and voluntary, to understand a company’s strategy, its implementation and financial performance, as well as to assess the quality of management and operations and potential for the company to create shareholder value over time. We consider it good practice for the board to oversee corporate reporting and the policies and procedures underpinning the internal audit function and external audit.

A company’s financial reporting should provide decision-useful information for investors, and other stakeholders, on its financial performance and position. It should provide an accurate and balanced assessment of the risks and opportunities the company faces in realizing its long-term strategy. Accordingly, the assumptions made by management and reviewed by the auditor in preparing the financial statements should be reasonable and justified. Financial statements should be prepared in accordance with globally developed reporting standards and any divergence from generally accepted accounting principles should be explained in detail and justified. Accounting restatements should be explained in detail and any remedial actions, and the implications of these, disclosed.

In this context, audit committees play a vital role in a company’s financial reporting system by providing independent oversight of the accounts, material financial and, where appropriate to the jurisdiction, non-financial information, internal control frameworks and Enterprise Risk Management systems. In our view, effective audit committee oversight strengthens the quality and reliability of a company’s financial statements and provides an important level of reassurance to shareholders. Audit committees should have a procedure in place for assessing the independence of the auditor and the quality of the external audit process annually.

Similarly, we encourage companies to disclose material sustainability-related factors that are integral to how a company manages risks or generates revenue. BAIS finds it helpful to our understanding when companies provide robust, standardized disclosures on their material sustainability-related risks and opportunities. The International Sustainability Standards Board (ISSB) is one entity working to meet these objectives through its reporting standards, which may be helpful to companies in preparing such reports.9 However, we do not mandate any specific disclosure framework, and note that companies in certain jurisdictions are subject to mandatory reporting requirements under standards specified by policy makers.10

Companies should establish robust risk management and internal control processes appropriate to the company’s business, risk tolerance, and regulatory environment. A credible whistleblowing system for employees, and potentially other stakeholders, can be a useful mechanism for ensuring that senior management and the board are aware of potential misconduct or breaches in risk management and internal control processes.

A comprehensive audit conducted by an independent audit firm contributes to investor confidence in the quality of corporate reporting. It is helpful when the audit report gives some insight into the scope and focus of the audit, as well as any critical audit matters identified and how these were resolved. A comprehensive and effective audit is time and resource intensive, and the audit fee should be commensurate. Fees paid to the audit firm for non-audit consulting should not exceed the audit fee to a degree that may prompt concerns about the independence of the audit. The audit committee should explain its position on auditor tenure and how it confirmed that the auditor remained independent.

We may vote against the election of the responsible directors if corporate reporting is insufficient or there are material misstatements in financial reports. In markets where relevant, we may vote against a proposal to approve the financial statements or the discharge of the board when we are concerned about the quality of corporate reporting or the audit. We may vote against proposals to appoint the auditor, ratify the audit report, or approve the audit fee if we are concerned about the auditor’s independence, the quality of the audit, or there are material misstatements in financial reports and the board has not established reasonable remediation plans.

SHAREHOLDER RIGHTS AND PROTECTIONS

General shareholder meetings

Companies normally have an annual general meeting of shareholders at which routine and non-routine items of business are discussed and voted on by shareholders in attendance or submitting proxy votes. Companies should disclose materials relevant to the shareholder meeting sufficiently in advance so that shareholders can take them into consideration in their voting decisions. Many companies offer shareholders the option of participating in the meeting virtually which, whilst welcome, should not limit the rights of shareholders to participate as they would during an in-person meeting.

[9]

The ISSB is an independent standard-setting body within the International Financial Reporting Standards (IFRS) Foundation. Please refer to the IFRS website to learn more about the framework and standards S1 “General Requirements for Disclosure of Sustainability-related Financial Information” and S2 “Climate-related Disclosures.”

[10]

See, for examples, https://www.ifrs.org/news-and-events/news/2025/06/ifrs-foundation-publishes-jurisdictional-profiles-issb-standards/ and https://finance.ec.europa.eu/capital-markets-union-and-financial-markets/company-reporting-and-auditing/company-reporting/corporate-sustainability-reporting_en

We may vote against directors when materials related to the business of the shareholder meeting are not provided in a timely manner or do not provide sufficient information for us to make an informed voting decision. We may vote against directors if the format of the shareholder meeting does not accommodate reasonable shareholder participation.

Bylaw amendments

We review bylaw amendments proposed by management on a case-by-case basis and will generally support those that are aligned with the interests of minority shareholders. Any material changes to the bylaws should be explained in detail and put to a shareholder vote.

We may vote against bylaw amendments that reduce shareholder rights and protections or introduce additional burdens. We may vote against directors if material changes are made to the bylaws without shareholder approval.

If not provided for in the relevant corporate law, company bylaws should allow shareholders, individually or as a group, with a meaningful shareholding, the right to call a special meeting of shareholders. The shareholding required to exercise this right should balance its utility with the cost to the company of holding special meetings.

If not provided for in the relevant corporate law, company bylaws should allow shareholders, individually or as a group, with a meaningful shareholding, the right to nominate directors to the company’s board. The threshold for this right should be set so that shareholders can exercise it without being unduly disruptive to the board’s own nomination process.

Whilst we would not use either of these rights ourselves, we see them as important accountability mechanisms. We may vote for a shareholder proposal seeking the addition of either of these provisions to a company’s bylaws.

Change of domicile

We generally defer to management on proposals to change a company’s domicile as long as the rationale for doing so is consistent with the company’s long-term strategy and business model and the related costs are immaterial.

We may vote against directors or a proposal to change a company’s domicile where it does not seem aligned with our clients’ financial interests.

Changes to a company’s purpose or the nature of its business

Plans to materially change the nature of a company’s business or its purpose should be disclosed and explained in the context of long-term strategy and business dynamics. Such changes may significantly alter an investor’s views on the suitability of a company for their investment strategy or portfolio.

Where relevant, we may vote against proposals to change a company’s purpose or the nature of its business if the board has not provided a credible argument for change.

SHAREHOLDER PROPOSALS

Shareholders in many markets, who meet certain eligibility criteria, have the right to submit proposals to the general shareholder meeting asking a company to take a particular course of action subject to the proposal being supported by a majority of votes cast at the meeting. The topics raised can address a range of matters that may be relevant to a company’s business.

We vote on these proposals on a case-by-case basis. We assess the relevance of the topic raised to a company’s business and its current approach, whether the actions sought are consistent with shareholders’ interests, and what impact the proposal being acted upon might have on financial performance.

Our general approach where we have concerns about a company’s governance, disclosures or performance is to engage to understand the apparent difference in perspective. If we are concerned a company is not acting in shareholders’ financial interests, we may vote against the election of directors. We may support a relevant shareholder proposal if doing so is aligned with our clients’ financial interests. We generally do not support shareholder proposals that are legally binding on the company, seek to alter a company’s strategy or direct its operations, or are unrelated to how a company manages risk or generates financial returns.

BlackRock is subject to rules, regulations, agency guidance and contractual agreements that place restrictions and limitations on how we can interact with the companies in which we invest on behalf of our clients, including our ability to submit shareholder proposals. We do not submit shareholder proposals but can vote, on behalf of clients who authorize us to do so, on proposals put forth by others.

CORPORATE POLITICAL ACTIVITIES

A corporation’s ability to engage in the policy process is subject to rules and regulations set by the jurisdictions in which they engage. When a corporation reports material financial risk related to policy and or regulatory changes, BAIS may seek to understand how it is addressing the material risk identified. We seek to understand how companies engage in corporate political activities and ensure that their participation is consistent with their public statements on policy matters material to the company’s long-term strategy. The board should be aware of the approach taken by management on corporate political activities as there can be reputational risks arising from inconsistencies between a company’s policy engagement and stated policy positions. Companies should, as a minimum, meet all regulatory disclosure requirements on political activities. We may engage a company where we would like to better understand its approach to policy engagement, where relevant.

To mitigate the risk of inconsistencies, companies may wish to assess the alignment between their policy priorities and the policy positions of the trade associations of which they are active members and any engagements undertaken by trade associations on behalf of members.

We may support a relevant shareholder proposal, or vote against directors, where a company’s disclosures are insufficient to address the material risk it has identified.

MATERIAL SUSTAINABILITY-RELATED RISKS AND OPPORTUNITIES

We seek to understand how companies manage the material risks and opportunities inherent in their business operations. In our experience, sustainability-related factors11 that are relevant to a company’s business or material to its financial performance, are generally operational considerations embedded into day-to-day management systems. Certain sustainability issues may also inform long-term strategic planning, for example, investing in product innovation in anticipation of changing consumer demand or adapting supply chains in response to changing regulatory requirements.

We recognize that the specific sustainability-related factors that may be financially material or business relevant will vary by company business model, sector, key markets, and time horizon, amongst other considerations. From company disclosures and our engagement, we aim to understand how management is identifying, assessing and integrating material sustainability-related risks and opportunities into their business decision-making and practices. Doing so helps us undertake a more holistic assessment of a company’s potential financial performance and the likely risk-adjusted returns of an investment.

We may vote against directors or support a relevant shareholder proposal if we have concerns about how a company is managing or disclosing its approach to material sustainability-related risks that may impact financial returns.

KEY STAKEHOLDERS

In our view, companies should understand and take into consideration the interests of the various parties on whom they depend for their success over time. It is for each company to determine their key stakeholders based on what is material to their business and long-term financial performance. For many companies, key stakeholders include employees, business partners (such as suppliers and distributors), clients and consumers, regulators, and the communities in which they operate. Companies that appropriately balance the interests of investors and other stakeholders are, in our experience, more likely to be financially resilient over time.

CLIMATE AND DECARBONIZATION INVESTMENT OBJECTIVES

Certain active BlackRock funds have climate and decarbonization objectives in addition to financial objectives. Consistent with the objectives of those investment strategies, our stewardship activity in relation to the holdings in those funds differs in some respects from BAIS’ benchmark guidelines, which are described above. Specifically, for those funds’ holdings, we look to investee companies to demonstrate that they are aligned with a decarbonization pathway that means their business model would be viable in a low-carbon economy, i.e., one in which global temperature rise is limited to 1.5°C above pre-industrial levels. In addition,

[11]

By material sustainability-related risks and opportunities, we mean the drivers of risk and financial value creation in a company’s business model that have an environmental or social dependency or impact. Examples of environmental issues include, but are not limited to, water use, land use, waste management, and climate risk. Examples of social issues include, but are not limited to, human capital management, impacts on the communities in which a company operates, customer loyalty, and relationships with regulators. It is our view that well-managed companies will effectively evaluate and manage material sustainability-related risks and opportunities relevant to their businesses. Governance is the core means by which boards can oversee the creation of durable financial value over time. Appropriate risk oversight of business-relevant and material sustainability-related considerations is a component of a sound governance framework.

clients in separately managed accounts may instruct BlackRock to apply these guidelines to their holdings. Both in the case of funds and separately managed accounts, these guidelines are only implemented upon explicit selection and approval by the applicable fund board or client.

These decarbonization stewardship guidelines focus on companies which produce goods and services that contribute to real world decarbonization or have a carbon intensive business model and face outsized impacts from the low carbon transition, based on reported and estimated scopes 1, 2, and 3 greenhouse gas emissions. These companies should provide disclosures that set out their governance, strategy, risk management processes and metrics and targets relevant to decarbonization. It is helpful to investors’ understanding when these disclosures include an explanation of the decarbonization scenarios a company is using in its near- and long-term planning, as well as its scope 1, scope 2 and material scope 3 greenhouse gas (GHG) emissions and reduction targets for scope 1 and 2 emissions.

Under these climate- and decarbonization-specific guidelines, BAIS may recommend a vote against directors or support for a relevant shareholder proposal if a company does not appear to be adequately acting to address or disclosing material climate-related risks, consistent with the parameters set out in these climate- and decarbonization-specific guidelines. We may recommend supporting shareholder proposals seeking information relevant to a company’s stated low-carbon transition strategy or targets that the company does not currently provide and that would be helpful to investment decision-making. We would not recommend support for shareholder proposals that seek to constrain board or management decision-making or direct specific business or strategic decisions. As under the BAIS benchmark approach, the active portfolio managers are ultimately responsible for voting consistent with their investment mandate and fund objectives. For the funds and accounts in scope, voting on matters not related to climate risk and the energy transition is undertaken in line with BAIS’ benchmark guidelines.

APPENDIX 1: HOW WE FULFIL AND OVERSEE OUR INVESTMENT STEWARDSHIP RESPONSIBILITIES FOR NON-INDEX EQUITY INVESTMENT STRATEGIES

Oversight

The Global Head of BAIS has primary oversight of and responsibility for the team’s activities, including voting in accordance with the BlackRock Active Investment Stewardship Global Engagement and Voting Guidelines (the “Guidelines”), which require the application of professional judgment and consideration of each company’s unique circumstances, as well as input from active investors. BAIS is independent from BlackRock Investment Stewardship in our engagement and voting activities, reporting lines, and oversight.

The Stewardship Leaders Group, comprised of senior active investors and other relevant stakeholders in BlackRock’s legal, public policy, sustainability and communications teams, helps shape the firm’s approach to investment stewardship on non-index equity investment strategies. The Group may advise on and review amendments to BAIS’ policies and practices. It does not determine voting decisions, which are the responsibility of BAIS and the relevant active equity investors.

BAIS carries out engagement with companies in collaboration with active investment colleagues, executes proxy votes, and conducts vote operations (including maintaining records of votes cast) in a manner consistent with the Guidelines. BAIS also conducts research on corporate governance issues and participates in industry discussions to contribute to and keep abreast of important developments in the corporate governance field. BAIS may use third parties for certain of the foregoing activities and performs oversight of those third parties (see “Use and oversight of third-party vote services providers” below).

Voting guidelines and vote execution

BlackRock votes on proxy issues when our clients authorize us to do so. We carefully consider the voting items submitted to funds and other fiduciary account(s) (Fund or Funds) for which we have voting authority. BlackRock votes (or refrains from voting) for each Fund for which we have voting authority based on our evaluation of the alignment of the voting items with the long-term economic interests of our clients, in the exercise of our independent business judgment, and without regard to the relationship of the issuer (or any shareholder proponent or dissident shareholder) to the Fund, the Fund’s affiliates (if any), BlackRock or BlackRock’s affiliates, or BlackRock employees (see “Conflicts management policies and procedures,” below).

When exercising voting rights, BAIS will normally vote on specific proxy issues in accordance with the Guidelines, although portfolio managers have the right to vote differently on their holdings if they determine doing so is more aligned with the investment objective and financial interests of clients invested in the funds they manage.

The Guidelines are not intended to be exhaustive. BAIS applies the Guidelines on a case-by-case basis, in the context of the individual circumstances of each company and the specific issue under review. As such, the Guidelines do not indicate how BAIS will vote in every instance. Rather, they reflect our view about corporate governance issues generally, and provide insight into how we typically approach issues that are commonly put to a shareholder vote. The Guidelines are reviewed annually and updated as necessary to reflect changes in market practices, developments in corporate governance and feedback from companies and clients. In this way, BAIS aims to maintain policies that explain our approach to governance practices most aligned with clients’ long-term financial interests.

In certain markets, proxy voting involves logistical issues which can affect BAIS’ ability to vote such proxies, as well as the desirability of voting such proxies. These issues include, but are not limited to: i) untimely notice of shareholder meetings; ii) restrictions on a foreigner’s ability to exercise votes; iii) requirements to vote proxies in person; iv) “share-blocking” (requirements that investors who exercise their voting rights surrender the right to dispose of their holdings from the point at which votes are submitted until after the after the shareholder meeting has occurred); v) potential difficulties in translating the proxy; vi) regulatory constraints; and vii) requirements to provide local agents with powers of attorney to facilitate voting instructions. We are not supportive of impediments to the exercise of voting rights such as share-blocking or overly burdensome administrative requirements.

BlackRock votes proxies in these situations on a “best-efforts” basis. In addition, BAIS may determine that it is generally in the interests of BlackRock’s clients not to vote proxies (or not to vote our full allocation) if the costs (including but not limited to opportunity costs associated with share-blocking constraints) associated with exercising a vote are expected to outweigh the benefit the client would derive by voting on the proposal.

Voting Choice

BlackRock offers Voting Choice, a program that provides eligible clients with more opportunities to participate in the proxy voting process where legally and operationally viable.

Voting Choice is currently available for eligible clients invested in certain institutional pooled funds in the U.S., UK, and Canada that use systematic active equity (SAE) and multi-asset strategies. In addition, institutional clients in separately managed accounts (SMAs) are eligible for BlackRock Voting Choice regardless of their investment strategies.12

As a result, the shares attributed to BlackRock in company share registers may be voted differently depending on whether our clients have authorized BAIS to vote on their behalf, have authorized BlackRock to vote in accordance with a third-party policy, or have elected to vote shares in accordance with their own policy. Our clients have greater control over proxy voting because of Voting Choice.13

Use and oversight of third-party vote services providers

Third-party vote services providers — or proxy research firms — provide research and recommendations on proxy votes, as well as voting infrastructure. BlackRock contracts primarily with the vote services provider ISS and leverages its online platform to supply research and support voting, record keeping, and reporting processes. We also use Glass Lewis’ research and analysis as an input into our voting process. It is important to note that, although proxy research firms provide important data and analysis, BAIS does not rely solely on their information or follow their voting recommendations. A company’s disclosures, our engagements and voting, investment colleagues’ insights and our Guidelines are important inputs into our voting decisions on behalf of clients.

Given the large universe of actively held companies, BAIS employs the proxy services provider to streamline the voting process by making voting recommendations based on BAIS’ Guidelines when the items on a shareholder meeting agenda are routine. Agenda items that are not routine are referred back to BAIS to assess, escalate as necessary to the relevant portfolio managers and vote. BAIS reviews and can override the recommendations of the vote services provider at any time prior to the vote deadline. Both BAIS and the vote services provider actively monitor securities filings, research reports, company announcements, and direct communications from companies to ensure awareness of supplemental disclosures and proxy materials that may require a modification of votes.

[12]

With Voting Choice, SMAs have the ability to select from a set of voting policies from third-party proxy advisers the policy that best aligns with their views and preferences. BlackRock can then use its proxy voting infrastructure to cast votes based on the client’s selected voting policy.

[13]	BlackRock does not disclose client information, including a client’s selection of proxy policy, without client consent.

BAIS closely monitors the third-party vote services providers we contract with to ensure that they are meeting our service level expectations and have effective policies and procedures in place to manage potential conflicts of interest. Our oversight of service providers includes regular meetings with client service teams, systematic monitoring of vendor operations, as well as annual due diligence meetings in accordance with BlackRock’s firmwide policies.

Conflicts management policies and procedures

BlackRock maintains policies and procedures that seek to prevent undue influence on BAIS’ proxy voting activity. Such influence might stem from any relationship between the investee company (or any shareholder proponent or dissident shareholder) and BlackRock, BlackRock’s affiliates, a Fund or a Fund’s affiliates, or BlackRock employees. The following are examples of sources of perceived or potential conflicts of interest:

•	BlackRock clients who may be issuers of securities or proponents of shareholder resolutions

•	BlackRock business partners or third parties who may be issuers of securities or proponents of shareholder resolutions

•	BlackRock employees who may sit on the boards of public companies held in Funds managed by BlackRock

•	Significant BlackRock, Inc. investors who may be issuers of securities held in Funds managed by BlackRock

•	Securities of BlackRock, Inc. or BlackRock investment funds held in Funds managed by BlackRock

•	BlackRock, Inc. board members who serve as senior executives or directors of public companies held in Funds managed by BlackRock

BlackRock has taken certain steps to mitigate perceived or potential conflicts including, but not limited to, the following:

•	Adopted these Guidelines which are designed to advance our clients’ long-term financial interests in the companies in which BlackRock invests on their behalf

•

Established a reporting structure that separates BAIS from employees with sales, vendor management, or business partnership roles. In addition, BlackRock seeks to ensure that all engagements with corporate issuers, dissident shareholders or shareholder proponents are managed consistently and without regard to BlackRock’s relationship with such parties. Clients or business partners are not given preferential treatment or differentiated access. BAIS prioritizes engagements based on factors including, but not limited to, our need for additional information to make a more informed voting decision or to better understand a company’s perspectives on financially material risks and opportunities. Within the normal course of business, BAIS may engage directly with BlackRock clients, business partners and/or third parties, and/or with employees with sales, vendor management, or business partnership roles, in discussions regarding our approach to stewardship, general corporate governance matters, client reporting needs, and/or to otherwise ensure that proxy-related client service levels are met

•

Determined to engage, in certain instances, an independent third-party voting service provider to make proxy voting recommendations as a further safeguard to avoid perceived or potential conflicts of interest, to satisfy regulatory requirements, or as may be otherwise required by applicable law. In such circumstances, the independent third-party voting service provider provides BlackRock with recommendations, in accordance with the Guidelines, as to how to vote such proxies. BlackRock uses an independent third-party voting service provider to make proxy voting recommendations for shares of BlackRock, Inc. and companies affiliated with BlackRock, Inc. BlackRock may also use an independent third-party voting service provider to make proxy voting recommendations for certain perceived or potential conflicts of interest, including:

•	public companies that include BlackRock employees on their boards of directors

•	public companies of which a BlackRock, Inc. board member serves as a senior executive or a member of the board of directors

•	public companies that are the subject of certain transactions involving BlackRock Funds

•	public companies that are joint venture partners with BlackRock, and

•	public companies when legal or regulatory requirements compel BlackRock to use an independent third-party voting service provider

In selecting an independent third-party voting service provider, we assess several characteristics, including but not limited to: independence, an ability to analyze proxy issues and make recommendations in the economic interest of our clients in accordance with the Guidelines, reputation for reliability and integrity, and operational capacity to accurately deliver the assigned recommendations in a timely manner. We may engage more than one independent third-party voting service provider, in part to mitigate potential or perceived conflicts of interest at a single voting service provider.

Securities lending

If authorized, BlackRock acts as a securities lending agent on behalf of its clients. Securities lending is a well-regulated practice that contributes to capital market efficiency. It also enables funds to generate additional returns which in turn may allow fund providers to offset fund expenses.

With regard to the relationship between securities lending and proxy voting, BlackRock cannot vote shares on loan and may determine to recall them to allow for voting. This decision is guided by our fiduciary duty as an asset manager to our clients in helping them achieve their investment goals. While this has occurred in a limited number of cases, the decision to recall securities on loan as part of BlackRock’s securities lending program in order to vote is based on an evaluation of various factors that include, but are not limited to, assessing potential securities lending revenue alongside the potential long-term financial value to clients of voting those securities (based on the information available at the time of recall consideration). BAIS works with active portfolio managers, as well as colleagues in the Securities Lending team, to evaluate the costs and benefits to clients of recalling shares on loan.

In almost all instances, BlackRock anticipates that the potential long-term financial value to clients of voting shares would not warrant recalling securities on loan. However, in certain instances, BlackRock may determine, in our independent business judgment as a fiduciary, that the value of voting outweighs the securities lending revenue loss to clients and would therefore recall shares to be voted in those instances.

Periodically, BlackRock reviews our process for determining whether to recall securities on loan in order to vote and may modify it as necessary.

Reporting and vote transparency

BAIS is committed to transparency in the stewardship work we do on behalf of clients. We inform clients about our engagement and voting policies and activities through direct communication and disclosure on our website.

WANT TO KNOW MORE?

blackrock.com/stewardship | ContactActiveStewardship@blackrock.com

The document is provided for information purposes only and is subject to change. Reliance upon this information is at the sole discretion of the reader.

Prepared by BlackRock, Inc.

©2025 BlackRock, Inc. All rights reserved. BLACKROCK is a trademark of BlackRock, Inc., or its subsidiaries in the United States and elsewhere. All other trademarks are those of their respective owners.

SAI-CFSLA-0426

BlackRock Funds III

PART C. OTHER INFORMATION

Item 28. Exhibits.

Exhibit		Description

1		— Articles of Incorporation.

(a	)

— Amended and Restated Agreement and Declaration of Trust, dated November 17, 2006, is incorporated by reference to Exhibit (a)(1) of Post-Effective Amendment No. 59 to the Registrant’s Registration Statement on Form N-1A (File No. 33-54126) (the “Registrant’s Registration Statement”), filed on April 30, 2007.

(b	)

— Amendment No. 1 to the Amended and Restated Agreement and Declaration of Trust, dated December 11, 2007, is incorporated by reference to Exhibit (a)(1) of Post-Effective Amendment No. 62 to the Registrant’s Registration Statement, filed on December 27, 2007.

(c	)

— Amendment No. 2 to the Amended and Restated Agreement and Declaration of Trust, dated November 13, 2009, is incorporated by reference to Exhibit (a)(2) of Post-Effective Amendment No. 81 to the Registrant’s Registration Statement, filed on December 29, 2009.

(d	)

— Restated Certificate of Trust of the Registrant, dated April 22, 2010, is incorporated by reference to Exhibit (a)(3) of Post-Effective Amendment No. 88 to the Registrant’s Registration Statement, filed on May 3, 2010.

2		— By-laws.

(a	)

— Amended and Restated By-Laws of the Registrant, dated November 29, 2018, is incorporated by reference to Exhibit 2(a) of Post-Effective Amendment No. 313 to the Registrant’s Registration Statement, filed on October 30, 2019.

(b	)

— Amendment No. 1 to the Amended and Restated By-Laws of the Registrant, dated November 11, 2020, is incorporated by reference to Exhibit 2(b) of Post-Effective Amendment No. 334 to the Registrant’s Registration Statement, filed on April 27, 2021.

3		— Instruments Defining Rights of Security Holders.

(a	)

— Reference is made to Article II, Article III (Sections 3.01, 3.02 and 3.07), Article IV (Section 4.03), Article VII, Article IX, Article X and Article XI of the Registrant’s Amended and Restated Agreement and Declaration of Trust, as amended and supplemented, filed as Exhibits 1(a) – 1(c) of the Registrant’s Registration Statement, and to Article IV, Article VI, Article VIII, Article IX and Article XIII of the Registrant’s Amended and Restated By-Laws, as amended and supplemented, filed as Exhibits 2(a) – 2(b) of the Registrant’s Registration Statement.

4		— Investment Advisory Contracts.

(a	)

— Form of Amended and Restated Investment Advisory Contract, among the Registrant, BlackRock FundsSM, on behalf of iShares U.S. Long Credit Bond Index Fund, iShares U.S. Intermediate Credit Bond Index Fund, iShares U.S. Long Government Bond Index Fund, iShares U.S. Intermediate Government Bond Index Fund and iShares U.S. Securitized Bond Index Fund, and BlackRock Fund Advisors (“BFA”) is incorporated by reference to Exhibit 4(ddd) of Post-Effective Amendment No. 1116 to the Registration Statement on Form N-1A of BlackRock FundsSM (File No. 33-26305), filed on February 16, 2022.

(b	)

—Schedule A to the Amended and Restated Investment Advisory Contract, among the Registrant, BlackRock FundsSM and BFA, dated October 3, 2024, is incorporated herein by reference to Exhibit 4(zz) of Post-Effective Amendment No. 1242 to the Registration Statement on Form N-1A of BlackRock FundsSM (File No. 33-26305), filed on October 3, 2024.

Exhibit		Description

(c	)

— Form of Sub-Investment Advisory Agreement between BFA and BlackRock International Limited, with respect to BlackRock LifePath® Dynamic Retirement Fund, BlackRock LifePath® Dynamic 2025 Fund, BlackRock LifePath® Dynamic 2030 Fund, BlackRock LifePath® Dynamic 2035 Fund, BlackRock LifePath® Dynamic 2040 Fund, BlackRock LifePath® Dynamic 2045 Fund, BlackRock LifePath® Dynamic 2050 Fund, BlackRock LifePath® Dynamic 2055 Fund, BlackRock LifePath® Dynamic 2060 Fund and BlackRock LifePath® Dynamic 2065 Fund (collectively, the “LifePath Dynamic Funds”), is incorporated by reference to Exhibit 4(b) of Post-Effective Amendment No. 318 to the Registrant’s Registration Statement, filed on March 9, 2020.

(d	)

— Form of Schedule A to the Sub-Investment Advisory Agreement between BFA and BlackRock International Limited, with respect to BlackRock LifePath® Dynamic Retirement Fund, BlackRock LifePath® Dynamic 2025 Fund, BlackRock LifePath® Dynamic 2030 Fund, BlackRock LifePath® Dynamic 2035 Fund, BlackRock LifePath® Dynamic 2040 Fund, BlackRock LifePath® Dynamic 2045 Fund, BlackRock LifePath® Dynamic 2050 Fund, BlackRock LifePath® Dynamic 2055 Fund, BlackRock LifePath® Dynamic 2060 Fund, BlackRock LifePath® Dynamic 2065 Fund and BlackRock LifePath® Dynamic 2070 Fund (collectively, the “LifePath Dynamic Funds”) dated September 18, 2024 is incorporated by reference to Exhibit 4(d) of Post-Effective Amendment No. 393 to the Registrant’s Registration Statement, filed on September 18, 2024.

(e	)

— Form of Sub-Advisory Agreement between BFA and BlackRock (Singapore) Limited, with respect to the LifePath Dynamic Funds, is incorporated by reference to Exhibit 4(c) of Post-Effective Amendment No. 318 to the Registrant’s Registration Statement, filed on March 9, 2020.

(f	)

— Form of Schedule A to the Sub-Advisory Agreement between BFA and BlackRock (Singapore) Limited, with respect to the LifePath Dynamic Funds, amended as of September 18, 2024, is incorporated by reference to Exhibit 4(f) of Post-Effective Amendment No. 393 to the Registrant’s Registration Statement, filed on September 18, 2024.

(g	)

— Form of Sub-Advisory Agreement between BFA and BlackRock International Limited, with respect to BlackRock Diversified Fixed Income Fund, is incorporated by reference to Exhibit 4(e) of Post-Effective Amendment No. 369 to the Registrant’s Registration Statement, filed on April 23, 2024.

(h	)

— Form of Sub-Advisory Agreement between BFA and BlackRock (Singapore) Limited, with respect to BlackRock Diversified Fixed Income Fund, is incorporated by reference to Exhibit 4(h) of Post-Effective Amendment No. 404 to the Registrant’s Registration Statement, filed on February 25, 2026.

5		— Underwriting Contracts.

(a	)

— Form of Amended and Restated Distribution Agreement between the Registrant and BlackRock Investments, LLC (“BRIL”) is incorporated by reference to Exhibit 5 of Post-Effective Amendment No. 66 to the Registration Statement on Form N-1A of BlackRock Advantage SMID Cap Fund, Inc. (f/k/a BlackRock Advantage U.S. Total Market Fund, Inc.) (File No. 2-60836), filed on July 26, 2019.

(b	)

— Exhibit A to the Amended and Restated Distribution Agreement between the Registrant and BlackRock Investments, LLC, amended as of October 3, 2024, is incorporated by reference to Exhibit 5(b) of Post-Effective Amendment No. 1242 to the Registration Statement on Form N-1A of BlackRock FundsSM (File No. 33-26305), filed on October 3, 2024.

6		— Bonus or Profit Sharing Contracts.

(a	)	— None.

Exhibit		Description

7		— Custodian Agreements.

(a	)

— Master Custodian Agreement between the Registrant and State Street Bank and Trust Company (“State Street”), dated December 31, 2018, is incorporated by reference to Exhibit 7(g) of Post-Effective Amendment No. 943 to the Registration Statement on Form N-1A of BlackRock FundsSM (File No. 33-26305), filed on February 28, 2019.

8		— Other Material Contracts.

(a	)

— Administration and Fund Accounting Services Agreement between the Registrant and State Street, dated December 31, 2018, is incorporated by reference to Exhibit 8(k) of Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A of Managed Account Series (File No. 333-124463), filed on February 28, 2019.

(b	)

— Form of Transfer Agency and Service Agreement between the Registrant, with respect to BlackRock Cash Funds: Institutional and BlackRock Cash Funds: Treasury (together, the “BlackRock Cash Funds”), and State Street is incorporated by reference to Exhibit 8(b) of Post-Effective Amendment No. 289 to the Registrant’s Registration Statement, filed on April 29, 2019.

(c	)

— Third Amended and Restated Shareholder Servicing Plan, with respect to only BlackRock Cash Funds: Treasury and its relevant classes as listed in Schedule 1 thereto, effective July 1, 2012, is incorporated by reference to Exhibit 8(d)(2) of Post-Effective Amendment No. 145 to the Registrant’s Registration Statement, filed on April 30, 2013.

(d	)

— Third Amended and Restated Shareholder Servicing and Processing Plan with respect to only the Trust Class Shares of the BlackRock Cash Funds: Treasury, effective July 1, 2012, is incorporated by reference to Exhibit 8(e) of Post-Effective Amendment No. 145 to the Registrant’s Registration Statement, filed on April 30, 2013.

(e	)(1)

— Form of Amended and Restated Administration Agreement between the Registrant and BlackRock Advisors, LLC (“BAL”), with respect to the LifePath Dynamic Funds, BlackRock LifePath® ESG Index Retirement Fund, BlackRock LifePath® ESG Index 2025 Fund, BlackRock LifePath® ESG Index 2030 Fund, BlackRock LifePath® ESG Index 2035 Fund, BlackRock LifePath® ESG Index 2040 Fund, BlackRock LifePath® ESG Index 2045 Fund, BlackRock LifePath® ESG Index 2050 Fund, BlackRock LifePath® ESG Index 2055 Fund, BlackRock LifePath® ESG Index 2060 Fund and BlackRock LifePath® ESG Index 2065 Fund (collectively, the “LifePath ESG Index Funds”), BlackRock LifePath® Index Retirement Fund, BlackRock LifePath® Index 2025 Fund, BlackRock LifePath® Index 2030 Fund, BlackRock LifePath® Index 2035 Fund, BlackRock LifePath® Index 2040 Fund, BlackRock LifePath® Index 2045 Fund, BlackRock LifePath® Index 2050 Fund, BlackRock LifePath® Index 2055 Fund, BlackRock LifePath® Index 2060 Fund and BlackRock LifePath® Index 2065 Fund (collectively, the “LifePath Index Funds”), the BlackRock Cash Funds, iShares U.S. Aggregate Bond Index Fund (f/k/a BlackRock U.S. Total Bond Index Fund) and iShares S&P 500 Index Fund (f/k/a BlackRock S&P 500 Index Fund) (the “Unitary Administration Agreement”), is incorporated by reference to Exhibit 8(e) of Post-Effective Amendment No. 317 to the Registrant’s Registration Statement, filed on March 2, 2020.

(e	)(2)

— Appendix A to the Amended and Restated Administration Agreement between Registrant and BlackRock Advisors, LLC, dated October 3, 2024, is incorporated by reference to Exhibit 8(w) of Post-Effective Amendment No. 1242 to the Registration Statement on Form N-1A of BlackRock FundsSM (File No. 33-26305), filed on October 3, 2024.

(f	)(1)

— Administration Agreement between the Registrant and BAL, with respect to iShares MSCI Total International Index Fund (f/k/a BlackRock Total International ex U.S. Index Fund) and iShares Russell 1000 Large-Cap Index Fund (f/k/a BlackRock Large Cap Index Fund) (the “Non-Unitary Administration Agreement”), is incorporated by reference to Exhibit 8(f)(1) of Post-Effective Amendment No. 145 to the Registrant’s Registration Statement, filed on April 30, 2013.

Exhibit		Description

(f	)(2)

— Schedule A to the Non-Unitary Administration Agreement, amended March 2, 2020, is incorporated by reference to Exhibit 8(f)(2) of Post-Effective Amendment No. 317 to the Registrant’s Registration Statement, filed on March 2, 2020.

(g	)

— Master Administration Fee Waiver Agreement between the Registrant and BAL, with respect to the Select Share Class of the BlackRock Cash Funds, dated July 1, 2012, is incorporated by reference to Exhibit 8(g) of Post-Effective Amendment No. 145 to the Registrant’s Registration Statement, filed on April 30, 2013.

(h	)

— Form of Transfer Agency and Shareholder Services Agreement between the Registrant and BNY Mellon Investment Servicing (US) Inc., with respect to iShares MSCI Total International Index Fund (f/k/a BlackRock Total International ex U.S. Index Fund), iShares U.S. Aggregate Bond Index Fund (f/k/a BlackRock U.S. Total Bond Index Fund), the LifePath Index Funds, the LifePath Dynamic Funds and iShares S&P 500 Index Fund (f/k/a BlackRock S&P 500 Index Fund), is incorporated by reference to Exhibit 8(a) of Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A of BlackRock Series Fund, Inc. (File No. 2-69062), filed on April 18, 2014.

(i	)

— Form of Thirteenth Amended and Restated Expense Limitation Agreement by and between Registrant, BlackRock Advisors, LLC and BlackRock Fund Advisors is incorporated by reference to Exhibit 8(e) of Post-Effective Amendment No. 70 to the Registration Statement on Form N-1A of BlackRock ETF Trust (File No. 333-228832), filed on March 21, 2024.

(j	)

— Form of Amended and Restated Shareholders’ Administrative Services Agreement between the Registrant and BAL is incorporated by reference to Exhibit 8(k) of Post-Effective Amendment No. 305 to the Registrant’s Registration Statement, filed on July 1, 2019.

(k	)

— Form of Thirteenth Amended and Restated Credit Agreement among Registrant, a syndicate of banks and certain other parties is incorporated by reference to Exhibit 8(c) of Post-Effective Amendment No. 164 to the Registration Statement on Form N-1A of BlackRock ETF Trust (File No. 333-228832), filed on April 27, 2026.

(l	)

—Form of Tenth Amended and Restated Securities Lending Agency Agreement between the Registrant and BlackRock Institutional Trust Company, N.A., is incorporated herein by reference to Exhibit 8(r) of Post-Effective Amendment No. 1289 to the Registration Statement on Form N-1A of BlackRock FundsSM (File No. 33-26305), filed on January 26, 2026.

(m	)

— Form of BlackRock Rule 12d1-4 Fund of Funds Investment Agreement between the Registrant and the other registered open-end investment companies party thereto incorporated herein by reference to Exhibit 8(f) of Post-Effective Amendment No. 119 to the Registration Statement on Form N-1A of BlackRock Variable Series Funds, Inc. (File No. 002-74452), filed on April 21, 2026.

9		— Legal Opinion.

(a	)

— Opinion of Wilmer Cutler Pickering Hale and Dorr LLP is incorporated by reference to Exhibit (i) of Post-Effective Amendment No. 78 to the Registrant’s Registration Statement, filed on October 30, 2009.

10		— Other Opinions.

(a	)	— Consent of Independent Registered Public Accounting Firm is filed herewith.

11		— Omitted Financial Statements.

(a	)	— None.

12		— Initial Capital Agreements.

(a	)	— Not applicable.

Exhibit		Description

13		— Rule 12b-1 Plan.

(a	)(1)

— Amended and Restated Distribution and Service Plan, dated May 16, 2012, with respect to the LifePath Dynamic Funds, iShares U.S. Aggregate Bond Index Fund (f/k/a BlackRock U.S. Total Bond Index Fund) and iShares S&P 500 Index Fund (f/k/a BlackRock S&P 500 Index Fund) (the “Distribution and Service Plan”) is incorporated by reference to Exhibit 13(a) of Post-Effective Amendment No. 145 to the Registrant’s Registration Statement, filed on April 30, 2013.

(a	)(2)

— Appendix A to the Distribution and Service Plan, amended as of September 18, 2024, is incorporated by reference to Exhibit 13(a)(2) of Post-Effective Amendment No. 393 to the Registrant’s Registration Statement, filed on September 18, 2024.

(b	)(1)

— Form of Investor A Shares Distribution Plan with respect to the LifePath ESG Index Funds, the LifePath Index Funds, iShares MSCI Total International Index Fund (f/k/a BlackRock Total International ex U.S. Index Fund) and iShares Russell 1000 Large-Cap Index Fund (f/k/a BlackRock Large Cap Index Fund) (the “Investor A Distribution Plan”) is incorporated by reference to Exhibit 13(a) of Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A of BlackRock Advantage Global Fund, Inc. (f/k/a BlackRock Global SmallCap Fund, Inc.) (File No. 33-53399), filed on October 28, 2008.

(b	)(2)

— Exhibit A to the Investor A Shares Distribution Plan, amended September 18, 2024, is incorporated by reference to Exhibit 13(b)(2) of Post-Effective Amendment No. 391 to the Registrant’s Registration Statement, filed on September 18, 2024.

(c	)(1)

— Form of Investor P Shares Distribution Plan with respect to the LifePath Index Funds (the “Investor P Distribution Plan”) is incorporated by reference to Exhibit 13(c) of Post-Effective Amendment No. 282 to the Registrant’s Registration Statement, filed on July 6, 2018.

(c	)(2)

— Exhibit A to the Investor P Shares Distribution Plan, amended September 18, 2024, is incorporated by reference to Exhibit 13(c)(2) of Post-Effective Amendment No. 391 to the Registrant’s Registration Statement, filed on September 18, 2024

14		— Rule 18f-3 Plan.

(a	)

— Amended and Restated Rule 18f-3 Multi-Class Plan, dated February 21, 2019, is incorporated by reference to Exhibit 14(a) of Post-Effective Amendment No. 305 to the Registrant’s Registration Statement, filed on July 1, 2019.

(b	)

— Appendices to the Amended and Restated Rule 18f-3 Multi-Class Plan, amended November 23, 2020, are incorporated by reference to Exhibit 14(b) of Post-Effective Amendment No. 333 to the Registrant’s Registration Statement, filed on February 24, 2021.

15		— Reserved.

16		— Codes of Ethics.

(a	)

—Code of Ethics of the Registrant, BRIL, BAL, BFA, BlackRock International Limited, BlackRock (Singapore) Limited and BlackRock Asset Management North Asia Limited is incorporated by reference to Exhibit 16(a) of Post-Effective Amendment No. 1257 to the Registration Statement on Form N-1A of BlackRock FundsSM (File No. 33-26305), filed on May 23, 2025.

(b	)

—Code of Ethics (Global Personal Investments Policy) for BlackRock, Inc. and its subsidiaries is incorporated herein by reference to Exhibit 16(b) of Post-Effective Amendment No. 1289 to BlackRock FundsSM Registration Statement, filed January 26, 2026.

Exhibit		Description

99		— Power of Attorney.

(a	)

— Power of Attorney is incorporated by reference to Exhibit 99(a) of Post-Effective Amendment No. 922 to the Registration Statement on Form N-1A of BlackRock FundsSM (File No. 33-26305), filed on January 22, 2019.

(b	)

—Power of Attorney of Lori Richards is incorporated herein by reference to Exhibit 99(b) of Post-Effective Amendment No. 1212 to the Registration Statement on Form N-1A of BlackRock FundsSM (File No. 33-26305), filed on July 5, 2024.

(c	)

—Power of Attorney of Christopher J. Ailman is incorporated herein by reference to Exhibit 99(c) of Post-Effective Amendment No. 391 to the Registrant’s Registration Statement, filed on September 18, 2024.

Item 29. Persons Controlled by or Under Common Control with Registrant.

The chart below identifies persons who, as of April 6, 2026, are controlled by or who are under common control with the Registrant. For purposes of the Investment Company Act of 1940, as amended (the “1940 Act”), any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to “control” such company. Each of the companies listed below is organized under the laws of the State of Delaware.

Fund	Person Controlled by or under Common Control with the Registrant	Percentage of Voting Securities
BlackRock Diversified Equity Alpha Fund	Diversified Equity Alpha Master Portfolio 400 Howard Street San Francisco, CA 94105	39%
iShares S&P 500 Index Fund	S&P 500 Index Master Portfolio 400 Howard Street San Francisco, CA 94105	99%
BlackRock Cash Funds: Treasury	Treasury Money Market Master Portfolio 400 Howard Street San Francisco, CA 94105	100%
BlackRock Cash Funds: Institutional	Money Market Master Portfolio 400 Howard Street San Francisco, CA 94105	100%
iShares MSCI Total International Index Fund	Total International ex U.S. Index Master Portfolio 400 Howard Street San Francisco, CA 94105	100%
iShares US Aggregate Bond Index Fund	U.S. Total Bond Index Master Portfolio 400 Howard Street San Francisco, CA 94105	100%

Item 30. Indemnification.

Section 10.02 of the Registrant’s Amended and Restated Agreement and Declaration of Trust states:

“(a) Subject to the exceptions and limitations contained in paragraph (b) below: (i) every Person who is, or has been, a Trustee or officer of the Trust (including any individual who serves at its request as director, officer, partner, trustee or the like of another organization in which it has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a “Covered Person”) shall be indemnified by the Trust, or by one or more Series thereof if the claim arises from his or her conduct with respect to only such Series (unless the Series was terminated prior to any such liability or claim being known to the Trustees, in which case such obligations, to the extent not satisfied out of the assets of a Series, the obligation shall be an obligation of the Trust), to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by such Covered Person in connection with any claim, action, suit, or proceeding in which such Covered Person becomes involved as a party or otherwise or is threatened to be involved as a party or otherwise by virtue of being or having been a Trustee or officer and against amounts paid or incurred by such Covered Person in the settlement thereof; and (ii) the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits, or proceedings (civil, criminal, regulatory or other, including investigations and appeals), actual or threatened, while in office or thereafter, and the words “liability” and “expenses” shall include, without limitation, attorney’s fees, costs, judgments, amounts paid in settlement, fines, penalties, and other liabilities.

(b) No indemnification shall be provided hereunder to a Covered Person: (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the Covered Person’s office or (B) not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust; or (ii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(i) resulting in a payment by a Covered Person, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office: (A) by the court or other body approving the settlement or other disposition; (B) by at least a majority of those Trustees who neither are Interested Persons of the Trust nor are parties to the matter based upon a review of readily-available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors, and administrators of such a Covered Person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

(d) To the maximum extent permitted by applicable law, expenses in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section 10.02 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be repaid by such Covered Person to the Trust or Series if it ultimately is determined that he or she is not entitled to indemnification under this Section 10.02; provided, however, that either (i) such Covered Person shall have provided a surety bond or some other appropriate security for such undertaking; (ii) the Trust or Series thereof is insured against losses arising out of any such advance payments, or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily-available facts (as opposed to a trial-type inquiry or full investigation), that there is a reason to believe that such Covered Person will be entitled to indemnification under this Section 10.02. In connection with any determination pursuant to clause (iii) of the preceding sentence, any Covered Person who is a Trustee and is not an Interested Person of the Trust and any Covered Person who has been a Trustee and at such time was not an Interested Person of the

Trust shall be entitled to a rebuttable presumption that he or she has not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

(e) Any repeal or modification of this Section 10.02, or adoption or modification of any other provision of this Declaration or the By-Laws inconsistent with this Section, shall be prospective only, to the extent that such repeal, or modification adoption would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification available to any Covered Person with respect to any act or omission which occurred prior to such repeal, adoption or modification.”

Item 31. Business and Other Connections of the Investment Advisers.

(a) BlackRock Fund Advisors (“BFA”) is an indirect majority-owned subsidiary of BlackRock, Inc. located at 400 Howard Street, San Francisco, California 94105. BFA’s business is that of a registered investment adviser to certain open end, management investment companies and various other institutional investors. The information required by this Item 31 about officers and directors of BFA, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by BFA pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-22609).

(b) BlackRock Advisors, LLC (“BAL”) is an indirect majority-owned subsidiary of BlackRock, Inc. located at 100 Bellevue Parkway, Wilmington, Delaware 19809. BAL was organized in 1994 for the purpose of providing advisory services to investment companies. The information required by this Item 31 about officers and directors of BAL, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by BAL pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-47710).

(c) BlackRock International Limited (“BIL”) is located at Dundas House, 20 Brandon Street, Edinburgh, EH3 5PP, Scotland. The information required by this Item 31 about officers and directors of BIL, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by BIL pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-51087).

(d) BlackRock (Singapore) Limited (“BSL”) is a majority-owned subsidiary of BlackRock, Inc., located at 20 Anson Road #18-01, 079912 Singapore. BSL currently offers investment advisory services to pooled investment vehicles, state or municipal government entities and insurance companies. The information required by this Item 31 about officers and directors of BSL, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by BSL pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-76926).

Item 32. Principal Underwriters.

(a) BlackRock Investments, LLC (“BRIL”) acts as the principal underwriter or placement agent, as applicable, for each of the following open-end registered investment companies, including the Registrant:

BlackRock Advantage Global Fund, Inc.

BlackRock Advantage SMID Cap Fund, Inc.

BlackRock Allocation Target Shares

BlackRock Balanced Fund, Inc.

BlackRock Bond Fund, Inc.

BlackRock California Municipal Series Trust

BlackRock Capital Appreciation Fund, Inc.

BlackRock Emerging Markets Fund, Inc.

BlackRock Equity Dividend Fund

BlackRock ETF Trust

BlackRock ETF Trust II

BlackRock Financial Institutions Series Trust

BlackRock FundsSM

BlackRock Funds II

BlackRock Funds III

BlackRock Funds IV

BlackRock Funds V

BlackRock Funds VI

BlackRock Funds VII, Inc.

BlackRock Global Allocation Fund, Inc.

BlackRock Index Funds, Inc.

BlackRock International Select Equity Fund

BlackRock Large Cap Focus Growth Fund, Inc.

BlackRock Large Cap Focus Value Fund, Inc.

BlackRock Large Cap Series Funds, Inc.

BlackRock Liquidity Funds

BlackRock Mid-Cap Value Series, Inc.

BlackRock Multi-State Municipal Series Trust

BlackRock Municipal Bond Fund, Inc.

BlackRock Municipal Series Trust

BlackRock Natural Resources Trust

BlackRock Series Fund, Inc.

BlackRock Series Fund II, Inc.

BlackRock Series, Inc.

BlackRock Strategic Global Bond Fund, Inc.

BlackRock Unconstrained Equity Fund

BlackRock Variable Series Funds, Inc.

BlackRock Variable Series Funds II, Inc.

iShares, Inc.

iShares Trust

iShares U.S. ETF Trust

Managed Account Series

Managed Account Series II

Master Investment Portfolio

Master Investment Portfolio II

Quantitative Master Series LLC

BRIL also acts as the distributor or placement agent for the following closed-end registered investment companies:

BlackRock Alpha Strategies Fund

BlackRock Core Bond Trust

BlackRock Corporate High Yield Fund, Inc.

BlackRock Debt Strategies Fund, Inc.

BlackRock Enhanced Equity Dividend Trust

BlackRock Floating Rate Income Strategies Fund, Inc.

BlackRock Floating Rate Income Trust

BlackRock HPS Credit Strategies Fund

BlackRock Income Trust, Inc.

BlackRock Limited Duration Income Trust

BlackRock Multi-Sector Income Trust

BlackRock Municipal Credit Alpha Portfolio, Inc.

BlackRock Private Investments Fund

BlackRock Utilities, Infrastructure & Power Opportunities Trust

BRIL provides numerous financial services to BlackRock-advised funds and is the distributor of BlackRock’s open-end funds. These services include coordinating and executing Authorized Participation Agreements, preparing, reviewing and providing advice with respect to all sales literature and responding to Financial Industry Regulatory Authority comments on marketing materials.

(b) Set forth below is information concerning each director and officer of BRIL. The principal business address of each such person is 50 Hudson Yards, New York, New York 10001.

Name	Position(s) and Office(s) with BRIL	Position(s) and Office(s) with Registrant
Jon Maro	Chairman and Chief Executive Officer, Board of Managers	None
Christopher J. Meade	Chief Legal Officer, General Counsel and Senior Managing Director	None
Zachary Marcus	Chief Financial Officer	None
Gregory Rosta	Chief Compliance Officer and Director	None
Cynthia Rzomp	Chief Operating Officer	None
Andrew Dickson	Secretary and Managing Director	None
Martin Small	Senior Managing Director	None
Michael Bishopp	Managing Director	None
Samara Cohen	Managing Director	None
Jonathan Diorio	Managing Director	None
Lisa Hill	Managing Director	None
Brendan Kyne	Managing Director	None
Stuart Murray	Managing Director	None
Jonathan Steel	Managing Director	None
Ariana Brown	Director	None
Chris Nugent	Director	None
Angelica Neto-Nolan	Vice President	None
Lourdes Sanchez	Vice President	None
Lisa Belle	Anti-Money Laundering Officer	Anti-Money Laundering Compliance Officer
Joseph Devico	Board of Managers	None
Meredith Herold	Board of Managers	None
Dominik Rohe	Board of Managers	None
Roland Villacorta	Board of Managers	None

(c) Not applicable.

Item 33. Location of Accounts and Records.

Omitted pursuant to Instruction 3 of Item 33 of Form N-1A.

Item 34. Management Services.

None.

Item 35. Undertakings.

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for the effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on April 27, 2026.

BLACKROCK FUNDS III (REGISTRANT) ON BEHALF OF BLACKROCK CASH FUNDS: INSTITUTIONAL AND BLACKROCK CASH FUNDS: TREASURY

By:	/S/ JOHN M. PERLOWSKI
(John M. Perlowski, President and Chief Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/S/ JOHN M. PERLOWSKI (John M. Perlowski)	Trustee, President and Chief Executive Officer (Principal Executive Officer)	April 27, 2026

/S/ TRENT WALKER (Trent Walker)	Chief Financial Officer (Principal Financial and Accounting Officer)	April 27, 2026

CHRISTOPHER J. AILMAN* (Christopher J. Ailman)	Trustee

SUSAN J. CARTER* (Susan J. Carter)	Trustee

COLLETTE CHILTON* (Collette Chilton)	Trustee

NEIL A. COTTY* (Neil A. Cotty)	Trustee

HENRY R. KEIZER* (Henry R. Keizer)	Trustee

CYNTHIA A. MONTGOMERY* (Cynthia A. Montgomery)	Trustee

DONALD C. OPATRNY* (Donald C. Opatrny)	Trustee

LORI RICHARDS* (Lori Richards)	Trustee

C-1

Signature	Title	Date

MARK STALNECKER* (Mark Stalnecker)	Trustee

KENNETH L. URISH* (Kenneth L. Urish)	Trustee

CLAIRE A. WALTON* (Claire A. Walton)	Trustee

ROBERT FAIRBAIRN* (Robert Fairbairn)	Trustee

*By:	/S/ JANEY AHN	April 27, 2026
(Janey Ahn, Attorney-In-Fact)

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SIGNATURES

Master Investment Portfolio has duly caused this Post-Effective Amendment to the Registration Statement of BlackRock Funds III to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on April 27, 2026.

MASTER INVESTMENT PORTFOLIO ON BEHALF OF MONEY MARKET MASTER PORTFOLIO AND TREASURY MONEY MARKET MASTER PORTFOLIO

By:	/S/ JOHN M. PERLOWSKI
(John M. Perlowski, President and Chief Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement of BlackRock Funds III has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/S/ JOHN M. PERLOWSKI (John M. Perlowski)	Trustee, President and Chief Executive Officer (Principal Executive Officer)	April 27, 2026

/S/ TRENT WALKER (Trent Walker)	Chief Financial Officer (Principal Financial and Accounting Officer)	April 27, 2026

CHRISTOPHER J. AILMAN* (Christopher J. Ailman)	Trustee

SUSAN J. CARTER* (Susan J. Carter)	Trustee

COLLETTE CHILTON* (Collette Chilton)	Trustee

NEIL A. COTTY* (Neil A. Cotty)	Trustee

HENRY R. KEIZER* (Henry R. Keizer)	Trustee

CYNTHIA A. MONTGOMERY* (Cynthia A. Montgomery)	Trustee

DONALD C. OPATRNY* (Donald C. Opatrny)	Trustee

LORI RICHARDS* (Lori Richards)	Trustee

MARK STALNECKER* (Mark Stalnecker)	Trustee

C-3

Signature	Title	Date

KENNETH L. URISH* (Kenneth L. Urish)	Trustee

CLAIRE A. WALTON* (Claire A. Walton)	Trustee

ROBERT FAIRBAIRN* (Robert Fairbairn)	Trustee

*By:	/S/ JANEY AHN	April 27, 2026
(Janey Ahn, Attorney-In-Fact)

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EXHIBIT INDEX

Exhibit Number		Description

10	(a)	Consent of Independent Registered Public Accounting Firm.

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